UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2023

Item 1.

Reports to Stockholders

Fidelity Freedom® Index Funds

Fidelity Freedom® Index Income Fund
Fidelity Freedom® Index 2005 Fund
Fidelity Freedom® Index 2010 Fund
Fidelity Freedom® Index 2015 Fund
Fidelity Freedom® Index 2020 Fund
Fidelity Freedom® Index 2025 Fund
Fidelity Freedom® Index 2030 Fund
Fidelity Freedom® Index 2035 Fund
Fidelity Freedom® Index 2040 Fund
Fidelity Freedom® Index 2045 Fund
Fidelity Freedom® Index 2050 Fund
Fidelity Freedom® Index 2055 Fund
Fidelity Freedom® Index 2060 Fund
Fidelity Freedom® Index 2065 Fund

Annual Report
March 31, 2023

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Freedom® Index Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 (plan accounts and Institutional Premium Class) or 1-800-544-8544 (all other accounts) to request a free copy of the proxy voting guidelines.
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Standard & Poor's ® ; and S&P ® ; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones ® ; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Index Income Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Investor Class	-3.90%	2.55%	2.76%
Institutional Premium Class	-3.88%	2.60%	2.80%
Premier Class	-3.78%	2.62%	2.80%

The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015, are those of Investor Class, the original class of the fund.
The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index Income Fund - Investor Class, a class of the fund, on March 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® Index 2005 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Investor Class	-4.15%	2.89%	3.52%
Institutional Premium Class	-4.03%	2.94%	3.57%
Premier Class	-4.08%	2.95%	3.57%

The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015, are those of Investor Class, the original class of the fund.
The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2005 Fund - Investor Class, a class of the fund, on March 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® Index 2010 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Investor Class	-4.86%	3.41%	4.23%
Institutional Premium Class	-4.82%	3.46%	4.28%
Premier Class	-4.79%	3.48%	4.29%

The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015, are those of Investor Class, the original class of the fund.
The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2010 Fund - Investor Class, a class of the fund, on March 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® Index 2015 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Investor Class	-5.62%	3.91%	4.82%
Institutional Premium Class	-5.58%	3.95%	4.86%
Premier Class	-5.57%	3.96%	4.86%

The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015, are those of Investor Class, the original class of the fund.
The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2015 Fund - Investor Class, a class of the fund, on March 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® Index 2020 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Investor Class	-6.40%	4.35%	5.31%
Institutional Premium Class	-6.37%	4.38%	5.34%
Premier Class	-6.34%	4.40%	5.35%

The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015, are those of Investor Class, the original class of the fund.
The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2020 Fund - Investor Class, a class of the fund, on March 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® Index 2025 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Investor Class	-6.65%	4.75%	5.91%
Institutional Premium Class	-6.61%	4.81%	5.95%
Premier Class	-6.59%	4.81%	5.96%

The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015, are those of Investor Class, the original class of the fund.
The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2025 Fund - Investor Class, a class of the fund, on March 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Index 2030 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Investor Class	-6.65%	5.33%	6.67%
Institutional Premium Class	-6.60%	5.39%	6.72%
Premier Class	-6.59%	5.39%	6.72%

The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015, are those of Investor Class, the original class of the fund.
The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2030 Fund - Investor Class, a class of the fund, on March 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Index 2035 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Investor Class	-6.95%	6.18%	7.54%
Institutional Premium Class	-6.91%	6.23%	7.59%
Premier Class	-6.85%	6.25%	7.60%

The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015, are those of Investor Class, the original class of the fund.
The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2035 Fund - Investor Class, a class of the fund, on March 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Index 2040 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Investor Class	-7.18%	6.80%	7.90%
Institutional Premium Class	-7.15%	6.84%	7.93%
Premier Class	-7.13%	6.84%	7.93%

The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015, are those of Investor Class, the original class of the fund.
The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2040 Fund - Investor Class, a class of the fund, on March 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Index 2045 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Investor Class	-7.11%	6.81%	7.93%
Institutional Premium Class	-7.10%	6.85%	7.97%
Premier Class	-7.05%	6.86%	7.98%

The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015, are those of Investor Class, the original class of the fund.
The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2045 Fund - Investor Class, a class of the fund, on March 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Index 2050 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Investor Class	-7.14%	6.81%	7.94%
Institutional Premium Class	-7.11%	6.85%	7.98%
Premier Class	-7.09%	6.86%	7.99%

The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015, are those of Investor Class, the original class of the fund.
The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2050 Fund - Investor Class, a class of the fund, on March 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Index 2055 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Investor Class	-7.11%	6.81%	8.00%
Institutional Premium Class	-7.07%	6.86%	8.04%
Premier Class	-7.10%	6.86%	8.04%

The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015, are those of Investor Class, the original class of the fund.
The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2055 Fund - Investor Class, a class of the fund, on March 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Index 2060 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Investor Class	-7.13%	6.80%	7.28%
Institutional Premium Class	-7.08%	6.86%	7.33%
Premier Class	-7.06%	6.87%	7.34%

A     From August 5, 2014

The initial offering of Institutional Premium Class took place on June 24, 2015. Returns prior to June 24, 2015, are those of Investor Class, the original class of the fund.
The initial offering of Premier Class took place on June 24, 2020. Returns between June 24, 2015 and June 24, 2020 are those of Institutional Premium Class. Returns prior to June 24, 2015 are those of Investor Class, the original class of the fund.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2060 Fund - Investor Class , a class of the fund, on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Index 2065 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Life of Fund A
Investor Class	-7.12%	6.83%
Institutional Premium Class	-7.08%	6.88%
Premier Class	-7.06%	6.89%

A     From June 28, 2019

The initial offering of Premier Class took place on June 24, 2020. Returns prior to June 24, 2020 are those of Institutional Premium Class.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Index 2065 Fund - Investor Class , a class of the fund, on June 28, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
Asset prices around the world experienced a synchronous downturn for the 12 months ending March 31, 2023, as a multitude of factors challenged the global economy and financial markets. Persistently high inflation in some markets, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve and other central banks to aggressively tighten monetary policy. This led to a broad retreat from riskier assets and declining prices for stocks and bonds through September. In the latter half of the period, however, markets experienced a sharp reversal amid optimism on inflation and policy easing, and riskier assets rallied to cap a tumultuous year before advancing in the first quarter of 2023.
International equities returned -4.91% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, Canada (-12%) and emerging markets (-10%) lagged, while Europe ex UK (+3%) was the only region with a gain. Among sectors, real estate (-19%) fared worst, followed by materials (-10%). In contrast, consumer discretionary and energy each gained roughly 2% amid elevated prices for oil and natural gas for a sizable percentage of the 12 months.
U.S. stocks returned -8.77% for the 12 months, as measured by the Dow Jones U.S. Total Stock Market Index. Among sectors, real estate (-20%) lagged the most, followed by communication services and consumer discretionary (-19% each). Conversely, energy gained 11%. With the exception of mid-capitalization stocks, value-oriented equities outpaced growth. Commodities returned about -12%, according to the Bloomberg Commodity Index Total Return.
U.S. taxable investment-grade bonds returned -4.78% for the period, per the Bloomberg U.S. Aggregate Bond Index, amid soaring inflation and rising interest rates. Since March 2022, the Fed has raised its benchmark rate nine times, by 4.75 percentage points, while allowing up to billions in bonds to mature each month without investing the proceeds. U.S. investment-grade corporate bonds (-5.31%) trailed U.S. Treasuries (-4.51%), while commercial mortgage-backed securities (-4.85%) and agencies (-1.82%) also lost ground. Outside the index, leveraged loans (+2.63%) generated a gain, whereas Treasury Inflation-Protected Securities (-6.06%), emerging-markets debt securities (-5.86%) and U.S. high-yield bonds (-3.58%) ended the period in negative territory.
Comments from Co-Portfolio Managers Andrew Dierdorf, Brett Sumsion and Finola McGuire Foley:
For the fiscal year   ending March 31, 2023, the Investor Class shares of each Fidelity Freedom ® Index Fund posted a return ranging from -3.90% for Fidelity Freedom ® Index Income Fund to -7.18% for Fidelity Freedom ® Index 2040 Fund. Each Fund performed roughly in line with its Composite index the past 12 months. Returns varied across multiple asset classes, and that helps illustrate how investing in many asset classes can provide portfolio resiliency when a particular asset class underperforms, and in distinct market environments that may emerge during an investor's lifetime. We believe diversification is a powerful tool in managing uncertainty in the financial markets, and it's a key pillar of the research that goes into Fidelity's glide path and the strategic asset allocation of the Funds. The past 12 months, U.S. equities returned -8.77%, as measured by the Dow Jones U.S. Total Market Index, while the Funds' investment in Fidelity ® Series Total Market Index Fund, which invests in large- and small-cap stocks, as well as growth and value stocks, returned -8.75%. Non-U.S. equities returned -4.91%, according to the MSCI ACWI (All Country World Index) ex USA Index. In comparison, Fidelity ® Series Global ex U.S. Index Fund, which invests in non-U.S. stocks, returned -4.01%. Looking at other asset classes, the Bloomberg U.S. Aggregate Bond Index, a benchmark for investment-grade bonds, returned -4.78%, compared to -4.76% for our stake in Fidelity ® Series Bond Index Fund. Long-term U.S. Treasury bonds returned -16.00%, according to the Bloomberg U.S. Long-Term Treasury Bond Index. Comparatively, our position in Fidelity ® Series Long-Term Treasury Bond Index Fund returned -16.20%. Lastly, U.S. long-term inflation-protection securities returned -10.56%, as measured by the Bloomberg U.S. TIPS 5-Plus Years Index; the Funds' investment in this asset class roughly kept pace.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Freedom® Index Income Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Bond Index Fund	43.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.9
Fidelity Series Total Market Index Fund	11.4
Fidelity Series Treasury Bill Index Fund	10.0
Fidelity Series Global ex U.S. Index Fund	7.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Cash Central Fund 4.86%	0.0
100.0

Asset Allocation (% of Fund's net assets)

Fidelity Freedom® Index Income Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 11.4%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $118,042,602)	10,935,594	148,177,292

International Equity Funds - 7.6%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $89,090,833)	7,399,834	97,825,803

Bond Funds - 51.1%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	61,446,297	557,932,380
Fidelity Series International Developed Markets Bond Index Fund (a)	7,457,606	64,806,593
Fidelity Series Long-Term Treasury Bond Index Fund (a)	6,325,393	39,280,688
TOTAL BOND FUNDS (Cost $754,755,085)		662,019,661

Inflation-Protected Bond Funds - 19.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a) (Cost $270,758,985)	27,178,885	257,927,615

Short-Term Funds - 10.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (b)	24,953	24,958
Fidelity Series Treasury Bill Index Fund (a)	12,946,028	128,812,983
TOTAL SHORT-TERM FUNDS (Cost $129,391,950)		128,837,941

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,362,039,455)	1,294,788,312
NET OTHER ASSETS (LIABILITIES) - 0.0%	(68,622)
NET ASSETS - 100.0%	1,294,719,690

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	18,037	921,873	914,952	648	-	-	24,958	0.0%
Total	18,037	921,873	914,952	648	-	-	24,958

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	209,632,662	101,613,995	39,775,126	12,164,246	(910,537)	(12,366,062)	257,927,615
Fidelity Series Bond Index Fund	572,843,672	96,130,359	71,569,631	13,167,390	(2,610,490)	(36,861,530)	557,932,380
Fidelity Series Global ex U.S. Index Fund	99,615,937	27,114,980	23,805,765	2,538,033	(2,011,441)	(3,087,908)	97,825,803
Fidelity Series Inflation-Protected Bond Index Fund	26,746,625	3,768,206	26,728,936	3,509,760	(2,736,991)	(1,048,904)	-
Fidelity Series International Developed Markets Bond Index Fund	52,014,885	23,409,063	6,633,357	465,194	(181,903)	(3,802,095)	64,806,593
Fidelity Series Long-Term Treasury Bond Index Fund	38,898,464	12,523,781	4,915,386	1,032,947	(379,546)	(6,846,625)	39,280,688
Fidelity Series Total Market Index Fund	148,564,464	50,822,938	37,755,884	2,338,342	(3,045,268)	(10,408,958)	148,177,292
Fidelity Series Treasury Bill Index Fund	165,361,708	29,010,884	65,057,745	3,669,099	(88,555)	(413,309)	128,812,983
	1,313,678,417	344,394,206	276,241,830	38,885,011	(11,964,731)	(74,835,391)	1,294,763,354

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	148,177,292	148,177,292	-	-

International Equity Funds	97,825,803	97,825,803	-	-

Bond Funds	919,947,276	919,947,276	-	-

Short-Term Funds	128,837,941	128,837,941	-	-
Total Investments in Securities:	1,294,788,312	1,294,788,312	-	-

Fidelity Freedom® Index Income Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $24,958)	$24,958
Other affiliated issuers (cost $1,362,014,497)	1,294,763,354

Total Investment in Securities (cost $1,362,039,455)		$1,294,788,312
Cash		2,874
Receivable for investments sold		511,538
Receivable for fund shares sold		2,125,194
Distributions receivable from Fidelity Central Funds		99
Total assets		1,297,428,017
Liabilities
Payable for investments purchased	$1,213,137
Payable for fund shares redeemed	1,415,068
Accrued management fee	80,122
Total Liabilities		2,708,327
Net Assets		$1,294,719,690
Net Assets consist of:
Paid in capital		$1,376,297,641
Total accumulated earnings (loss)		(81,577,951)
Net Assets		$1,294,719,690

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($182,799,491 ÷ 16,146,502 shares)		$11.32
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($732,261,740 ÷ 64,787,517 shares)		$11.30
Premier Class :
Net Asset Value , offering price and redemption price per share ($379,658,459 ÷ 33,612,635 shares)		$11.30

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$38,677,321
Income from Fidelity Central Funds		648
Total Income		38,677,969
Expenses
Management fee	$996,443
Independent trustees' fees and expenses	4,609
Total expenses before reductions	1,001,052
Expense reductions	(60)
Total expenses after reductions		1,000,992
Net Investment income (loss)		37,676,977
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(11,964,731)
Capital gain distributions from underlying funds:
Affiliated issuers	207,690
Total net realized gain (loss)		(11,757,041)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(74,835,391)
Total change in net unrealized appreciation (depreciation)		(74,835,391)
Net gain (loss)		(86,592,432)
Net increase (decrease) in net assets resulting from operations		$(48,915,455)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,676,977	$18,961,641
Net realized gain (loss)	(11,757,041)	2,663,373
Change in net unrealized appreciation (depreciation)	(74,835,391)	(38,363,401)
Net increase (decrease) in net assets resulting from operations	(48,915,455)	(16,738,387)
Distributions to shareholders	(38,676,177)	(25,494,060)
Share transactions - net increase (decrease)	68,693,455	358,741,485
Total increase (decrease) in net assets	(18,898,177)	316,509,038

Net Assets
Beginning of period	1,313,617,867	997,108,829
End of period	$1,294,719,690	$1,313,617,867

Financial Highlights
Fidelity Freedom® Index Income Fund Investor Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.15	$12.46	$11.60	$11.98	$11.86
Income from Investment Operations
Net investment income (loss) A,B	.34	.20	.14	.24	.25
Net realized and unrealized gain (loss)	(.82)	(.25)	.98	.23	.22
Total from investment operations	(.48)	(.05)	1.12	.47	.47
Distributions from net investment income	(.33)	(.18)	(.15)	(.24)	(.25)
Distributions from net realized gain	(.02)	(.08)	(.12)	(.62)	(.10)
Total distributions	(.35)	(.26)	(.26) C	(.85) C	(.35)
Net asset value, end of period	$11.32	$12.15	$12.46	$11.60	$11.98
Total Return D	(3.90)%	(.50)%	9.72%	3.83%	4.09%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.97%	1.59%	1.13%	1.96%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$182,799	$219,579	$469,552	$282,522	$167,641
Portfolio turnover rate G	22%	38%	33%	67%	51%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index Income Fund Institutional Premium Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.13	$12.44	$11.59	$11.96	$11.84
Income from Investment Operations
Net investment income (loss) A,B	.34	.21	.14	.24	.26
Net realized and unrealized gain (loss)	(.82)	(.25)	.98	.25	.22
Total from investment operations	(.48)	(.04)	1.12	.49	.48
Distributions from net investment income	(.33)	(.19)	(.15)	(.24)	(.26)
Distributions from net realized gain	(.02)	(.08)	(.12)	(.62)	(.10)
Total distributions	(.35)	(.27)	(.27)	(.86)	(.36)
Net asset value, end of period	$11.30	$12.13	$12.44	$11.59	$11.96
Total Return C	(3.88)%	(.44)%	9.68%	3.98%	4.16%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.08%	.08%	.08%	.08%	.10%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.06%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.06%
Net investment income (loss)	3.01%	1.63%	1.17%	2.00%	2.21%
Supplemental Data
Net assets, end of period (000 omitted)	$732,262	$733,168	$410,094	$276,297	$185,706
Portfolio turnover rate F	22%	38%	33%	67%	51%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index Income Fund Premier Class

Years ended March 31,	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$12.12	$12.43	$12.07
Income from Investment Operations
Net investment income (loss) B,C	.34	.21	.18
Net realized and unrealized gain (loss)	(.81)	(.25)	.38
Total from investment operations	(.47)	(.04)	.56
Distributions from net investment income	(.33)	(.19)	(.11)
Distributions from net realized gain	(.02)	(.08)	(.09)
Total distributions	(.35)	(.27)	(.20)
Net asset value, end of period	$11.30	$12.12	$12.43
Total Return D,E	(3.78)%	(.40)%	4.59%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.06%	.06%	.06% H
Expenses net of fee waivers, if any	.06%	.06%	.06% H
Expenses net of all reductions	.06%	.06%	.06% H
Net investment income (loss)	3.03%	1.65%	1.93% H
Supplemental Data
Net assets, end of period (000 omitted)	$379,658	$360,871	$117,463
Portfolio turnover rate I	22%	38%	33%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2005 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Bond Index Fund	42.7
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.3
Fidelity Series Total Market Index Fund	12.0
Fidelity Series Treasury Bill Index Fund	9.7
Fidelity Series Global ex U.S. Index Fund	7.9
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	0.3
Fidelity Cash Central Fund 4.86%	0.0
100.0

Asset Allocation (% of Fund's net assets)

Fidelity Freedom® Index 2005 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 12.0%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $21,593,799)	2,227,530	30,183,025

International Equity Funds - 7.9%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $16,395,374)	1,506,886	19,921,038

Bond Funds - 50.8%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	11,839,700	107,504,475
Fidelity Series International Developed Markets Bond Index Fund (a)	1,448,619	12,588,499
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,241,563	7,710,106
TOTAL BOND FUNDS (Cost $143,804,480)		127,803,080

Inflation-Protected Bond Funds - 19.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	5,109,666	48,490,732
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	92,325	745,063
TOTAL INFLATION-PROTECTED BOND FUNDS (Cost $51,785,442)		49,235,795

Short-Term Funds - 9.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (b)	9,878	9,880
Fidelity Series Treasury Bill Index Fund (a)	2,460,282	24,479,809
TOTAL SHORT-TERM FUNDS (Cost $24,588,224)		24,489,689

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $258,167,319)	251,632,627
NET OTHER ASSETS (LIABILITIES) - 0.0%	(15,620)
NET ASSETS - 100.0%	251,617,007

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	9,880	-	-	276	-	-	9,880	0.0%
Total	9,880	-	-	276	-	-	9,880

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	37,415,441	22,143,592	8,571,073	2,259,649	(110,010)	(2,337,561)	48,490,732
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,476,725	560,847	1,034,704	72,708	(171,112)	(86,693)	745,063
Fidelity Series Bond Index Fund	108,926,772	25,643,322	19,496,505	2,531,143	(614,865)	(6,954,249)	107,504,475
Fidelity Series Global ex U.S. Index Fund	21,983,382	6,019,986	6,868,052	533,112	35,287	(1,249,565)	19,921,038
Fidelity Series Inflation-Protected Bond Index Fund	4,980,894	757,230	5,023,276	663,790	(490,619)	(224,229)	-
Fidelity Series International Developed Markets Bond Index Fund	10,152,210	5,158,598	1,942,455	90,722	(52,550)	(727,304)	12,588,499
Fidelity Series Long-Term Treasury Bond Index Fund	7,752,153	2,743,956	1,334,323	204,939	(130,284)	(1,321,396)	7,710,106
Fidelity Series Total Market Index Fund	32,818,469	10,902,582	10,506,068	496,957	208,930	(3,240,888)	30,183,025
Fidelity Series Treasury Bill Index Fund	30,200,260	7,345,663	12,973,037	689,096	(18,819)	(74,258)	24,479,809
	255,706,306	81,275,776	67,749,493	7,542,116	(1,344,042)	(16,216,143)	251,622,747

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	30,183,025	30,183,025	-	-

International Equity Funds	19,921,038	19,921,038	-	-

Bond Funds	177,038,875	177,038,875	-	-

Short-Term Funds	24,489,689	24,489,689	-	-
Total Investments in Securities:	251,632,627	251,632,627	-	-

Fidelity Freedom® Index 2005 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $9,880)	$9,880
Other affiliated issuers (cost $258,157,439)	251,622,747

Total Investment in Securities (cost $258,167,319)		$251,632,627
Cash		760
Receivable for investments sold		176,762
Receivable for fund shares sold		493,457
Distributions receivable from Fidelity Central Funds		39
Total assets		252,303,645
Liabilities
Payable for investments purchased	$471,177
Payable for fund shares redeemed	199,042
Accrued management fee	16,419
Total Liabilities		686,638
Net Assets		$251,617,007
Net Assets consist of:
Paid in capital		$259,514,625
Total accumulated earnings (loss)		(7,897,618)
Net Assets		$251,617,007

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($44,300,724 ÷ 3,574,848 shares)		$12.39
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($169,935,553 ÷ 13,720,054 shares)		$12.39
Premier Class :
Net Asset Value , offering price and redemption price per share ($37,380,730 ÷ 3,019,259 shares)		$12.38

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$7,496,212
Income from Fidelity Central Funds		276
Total Income		7,496,488
Expenses
Management fee	$207,387
Independent trustees' fees and expenses	903
Total expenses before reductions	208,290
Expense reductions	(9)
Total expenses after reductions		208,281
Net Investment income (loss)		7,288,207
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,344,042)
Capital gain distributions from underlying funds:
Affiliated issuers	45,904
Total net realized gain (loss)		(1,298,138)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(16,216,143)
Total change in net unrealized appreciation (depreciation)		(16,216,143)
Net gain (loss)		(17,514,281)
Net increase (decrease) in net assets resulting from operations		$(10,226,074)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,288,207	$3,995,651
Net realized gain (loss)	(1,298,138)	3,643,361
Change in net unrealized appreciation (depreciation)	(16,216,143)	(8,056,011)
Net increase (decrease) in net assets resulting from operations	(10,226,074)	(416,999)
Distributions to shareholders	(8,349,759)	(7,824,187)
Share transactions - net increase (decrease)	14,494,128	9,716,577
Total increase (decrease) in net assets	(4,081,705)	1,475,391

Net Assets
Beginning of period	255,698,712	254,223,321
End of period	$251,617,007	$255,698,712

Financial Highlights
Fidelity Freedom® Index 2005 Fund Investor Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.38	$13.80	$12.58	$13.50	$13.36
Income from Investment Operations
Net investment income (loss) A,B	.37	.21	.16	.27	.29
Net realized and unrealized gain (loss)	(.94)	(.22)	1.39	.17	.26
Total from investment operations	(.57)	(.01)	1.55	.44	.55
Distributions from net investment income	(.34)	(.20)	(.17)	(.26)	(.26)
Distributions from net realized gain	(.09)	(.21)	(.16)	(1.10)	(.14)
Total distributions	(.42) C	(.41)	(.33)	(1.36)	(.41) C
Net asset value, end of period	$12.39	$13.38	$13.80	$12.58	$13.50
Total Return D	(4.15)%	(.20)%	12.35%	2.91%	4.25%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.95%	1.49%	1.21%	1.96%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$44,301	$54,328	$140,539	$93,765	$66,875
Portfolio turnover rate G	28%	44%	33%	83%	52%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2005 Fund Institutional Premium Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.37	$13.81	$12.58	$13.50	$13.36
Income from Investment Operations
Net investment income (loss) A,B	.37	.21	.17	.27	.30
Net realized and unrealized gain (loss)	(.92)	(.23)	1.39	.17	.25
Total from investment operations	(.55)	(.02)	1.56	.44	.55
Distributions from net investment income	(.34)	(.21)	(.18)	(.27)	(.27)
Distributions from net realized gain	(.09)	(.21)	(.16)	(1.10)	(.14)
Total distributions	(.43)	(.42)	(.33) C	(1.36) C	(.41)
Net asset value, end of period	$12.39	$13.37	$13.81	$12.58	$13.50
Total Return D	(4.03)%	(.25)%	12.46%	2.95%	4.31%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.10%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.06%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.06%
Net investment income (loss)	2.99%	1.53%	1.25%	2.00%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$169,936	$179,854	$105,990	$82,988	$63,956
Portfolio turnover rate G	28%	44%	33%	83%	52%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2005 Fund Premier Class

Years ended March 31,	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$13.37	$13.80	$13.24
Income from Investment Operations
Net investment income (loss) B,C	.37	.22	.03
Net realized and unrealized gain (loss)	(.93)	(.23)	.79
Total from investment operations	(.56)	(.01)	.82
Distributions from net investment income	(.35)	(.22)	(.14)
Distributions from net realized gain	(.09)	(.21)	(.12)
Total distributions	(.43) D	(.42) D	(.26)
Net asset value, end of period	$12.38	$13.37	$13.80
Total Return E,F	(4.08)%	(.15)%	6.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06%	.06%	.06% I
Expenses net of all reductions	.06%	.06%	.06% I
Net investment income (loss)	3.01%	1.55%	.32% I
Supplemental Data
Net assets, end of period (000 omitted)	$37,381	$21,517	$7,695
Portfolio turnover rate J	28%	44%	33%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns for periods of less than one year are not annualized.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2010 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Bond Index Fund	39.1
Fidelity Series Total Market Index Fund	17.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13.7
Fidelity Series Global ex U.S. Index Fund	11.5
Fidelity Series Treasury Bill Index Fund	7.2
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2.9
100.0

Asset Allocation (% of Fund's net assets)

Fidelity Freedom® Index 2010 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 17.3%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $93,508,890)	9,607,682	130,184,093

International Equity Funds - 11.5%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $67,625,718)	6,507,180	86,024,920

Bond Funds - 47.4%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	32,369,161	293,911,977
Fidelity Series International Developed Markets Bond Index Fund (a)	4,341,557	37,728,126
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,003,539	24,861,975
TOTAL BOND FUNDS (Cost $401,267,052)		356,502,078

Inflation-Protected Bond Funds - 16.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	10,858,741	103,049,452
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	2,724,673	21,988,110
TOTAL INFLATION-PROTECTED BOND FUNDS (Cost $134,438,595)		125,037,562

Short-Term Funds - 7.2%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $54,253,805)	5,430,382	54,032,301

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $751,094,060)	751,780,954
NET OTHER ASSETS (LIABILITIES) - 0.0%	(43,176)
NET ASSETS - 100.0%	751,737,778

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	84,919,448	43,480,102	19,806,628	4,866,649	(331,460)	(5,105,063)	103,049,452
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	22,386,259	8,902,205	5,262,519	1,396,751	(689,525)	(3,348,310)	21,988,110
Fidelity Series Bond Index Fund	327,107,682	53,111,659	63,431,065	7,197,037	(3,226,193)	(19,650,106)	293,911,977
Fidelity Series Global ex U.S. Index Fund	101,907,247	19,262,480	28,852,253	2,343,797	877,107	(7,169,661)	86,024,920
Fidelity Series Inflation-Protected Bond Index Fund	13,818,714	1,967,972	13,821,333	1,822,443	(1,290,934)	(674,419)	-
Fidelity Series International Developed Markets Bond Index Fund	33,259,262	13,504,983	6,477,007	280,067	(364,950)	(2,194,162)	37,728,126
Fidelity Series Long-Term Treasury Bond Index Fund	26,996,149	7,651,785	4,740,127	686,072	(442,735)	(4,603,097)	24,861,975
Fidelity Series Total Market Index Fund	152,104,957	36,187,890	43,180,087	2,206,219	2,325,935	(17,254,602)	130,184,093
Fidelity Series Treasury Bill Index Fund	74,042,431	13,836,765	33,633,856	1,548,760	(48,728)	(164,311)	54,032,301
	836,542,149	197,905,841	219,204,875	22,347,795	(3,191,483)	(60,163,731)	751,780,954

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	130,184,093	130,184,093	-	-

International Equity Funds	86,024,920	86,024,920	-	-

Bond Funds	481,539,640	481,539,640	-	-

Short-Term Funds	54,032,301	54,032,301	-	-
Total Investments in Securities:	751,780,954	751,780,954	-	-

Fidelity Freedom® Index 2010 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $751,094,060)	$751,780,954

Total Investment in Securities (cost $751,094,060)		$751,780,954
Cash		6,385
Receivable for investments sold		668,825
Receivable for fund shares sold		3,024,723
Total assets		755,480,887
Liabilities
Payable for investments purchased	$2,554,993
Payable for fund shares redeemed	1,138,553
Accrued management fee	49,563
Total Liabilities		3,743,109
Net Assets		$751,737,778
Net Assets consist of:
Paid in capital		$755,188,014
Total accumulated earnings (loss)		(3,450,236)
Net Assets		$751,737,778

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($175,127,431 ÷ 14,017,172 shares)		$12.49
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($507,025,231 ÷ 40,595,226 shares)		$12.49
Premier Class :
Net Asset Value , offering price and redemption price per share ($69,585,116 ÷ 5,572,852 shares)		$12.49

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$22,135,470
Expenses
Management fee	$664,855
Independent trustees' fees and expenses	2,844
Total expenses before reductions	667,699
Expense reductions	(77)
Total expenses after reductions		667,622
Net Investment income (loss)		21,467,848
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(3,191,483)
Capital gain distributions from underlying funds:
Affiliated issuers	212,325
Total net realized gain (loss)		(2,979,158)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(60,163,731)
Total change in net unrealized appreciation (depreciation)		(60,163,731)
Net gain (loss)		(63,142,889)
Net increase (decrease) in net assets resulting from operations		$(41,675,041)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,467,848	$13,879,955
Net realized gain (loss)	(2,979,158)	15,946,768
Change in net unrealized appreciation (depreciation)	(60,163,731)	(25,855,045)
Net increase (decrease) in net assets resulting from operations	(41,675,041)	3,971,678
Distributions to shareholders	(26,841,252)	(32,658,343)
Share transactions - net increase (decrease)	(16,234,942)	(8,837,322)
Total increase (decrease) in net assets	(84,751,235)	(37,523,987)

Net Assets
Beginning of period	836,489,013	874,013,000
End of period	$751,737,778	$836,489,013

Financial Highlights
Fidelity Freedom® Index 2010 Fund Investor Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.61	$14.06	$12.33	$14.17	$14.25
Income from Investment Operations
Net investment income (loss) A,B	.35	.22	.18	.27	.30
Net realized and unrealized gain (loss)	(1.02)	(.15)	1.91	.04	.29
Total from investment operations	(.67)	.07	2.09	.31	.59
Distributions from net investment income	(.34)	(.21)	(.19)	(.27)	(.30)
Distributions from net realized gain	(.11)	(.30)	(.17)	(1.88)	(.37)
Total distributions	(.45)	(.52) C	(.36)	(2.15)	(.67)
Net asset value, end of period	$12.49	$13.61	$14.06	$12.33	$14.17
Total Return D	(4.86)%	.33%	17.04%	1.34%	4.43%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.79%	1.52%	1.28%	1.93%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$175,127	$222,429	$477,015	$353,955	$254,371
Portfolio turnover rate G	26%	38%	27%	83%	45%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2010 Fund Institutional Premium Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.61	$14.07	$12.33	$14.17	$14.25
Income from Investment Operations
Net investment income (loss) A,B	.35	.22	.18	.28	.31
Net realized and unrealized gain (loss)	(1.02)	(.15)	1.93	.04	.29
Total from investment operations	(.67)	.07	2.11	.32	.60
Distributions from net investment income	(.34)	(.23)	(.19)	(.28)	(.31)
Distributions from net realized gain	(.11)	(.30)	(.17)	(1.88)	(.37)
Total distributions	(.45)	(.53)	(.37) C	(2.16)	(.68)
Net asset value, end of period	$12.49	$13.61	$14.07	$12.33	$14.17
Total Return D	(4.82)%	.35%	17.17%	1.37%	4.49%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.10%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.06%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.06%
Net investment income (loss)	2.83%	1.56%	1.33%	1.98%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$507,025	$567,760	$389,414	$322,946	$309,781
Portfolio turnover rate G	26%	38%	27%	83%	45%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2010 Fund Premier Class

Years ended March 31,	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$13.61	$14.07	$13.15
Income from Investment Operations
Net investment income (loss) B,C	.35	.22	.07
Net realized and unrealized gain (loss)	(1.02)	(.15)	1.12
Total from investment operations	(.67)	.07	1.19
Distributions from net investment income	(.34)	(.23)	(.16)
Distributions from net realized gain	(.11)	(.30)	(.11)
Total distributions	(.45)	(.53)	(.27)
Net asset value, end of period	$12.49	$13.61	$14.07
Total Return D,E	(4.79)%	.37%	9.06%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.06%	.06%	.06% H
Expenses net of fee waivers, if any	.06%	.06%	.06% H
Expenses net of all reductions	.06%	.06%	.06% H
Net investment income (loss)	2.85%	1.58%	.64% H
Supplemental Data
Net assets, end of period (000 omitted)	$69,585	$46,300	$7,583
Portfolio turnover rate I	26%	38%	27%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2015 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Bond Index Fund	35.5
Fidelity Series Total Market Index Fund	22.8
Fidelity Series Global ex U.S. Index Fund	15.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	8.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.6
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Treasury Bill Index Fund	4.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
100.0

Asset Allocation (% of Fund's net assets)

Fidelity Freedom® Index 2015 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 22.8%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $358,186,384)	36,342,832	492,445,376

International Equity Funds - 15.1%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $273,187,651)	24,651,891	325,897,997

Bond Funds - 44.1%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	84,496,303	767,226,426
Fidelity Series International Developed Markets Bond Index Fund (a)	12,522,018	108,816,339
Fidelity Series Long-Term Treasury Bond Index Fund (a)	12,310,822	76,450,206
TOTAL BOND FUNDS (Cost $1,081,960,513)		952,492,971

Inflation-Protected Bond Funds - 13.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	18,498,909	175,554,645
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	14,844,998	119,799,136
TOTAL INFLATION-PROTECTED BOND FUNDS (Cost $326,770,124)		295,353,781

Short-Term Funds - 4.3%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $93,610,694)	9,370,496	93,236,432

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,133,715,366)	2,159,426,557
NET OTHER ASSETS (LIABILITIES) - 0.0%	(129,942)
NET ASSETS - 100.0%	2,159,296,615

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	139,358,988	71,723,071	26,307,362	8,185,046	(482,995)	(8,557,186)	175,554,645
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	117,449,015	45,043,007	21,560,824	7,495,598	(2,786,792)	(18,345,270)	119,799,136
Fidelity Series Bond Index Fund	875,713,006	118,871,802	166,501,515	18,810,686	(10,713,106)	(50,143,761)	767,226,426
Fidelity Series Global ex U.S. Index Fund	390,260,335	54,938,869	94,527,247	8,870,297	(7,263,027)	(17,510,933)	325,897,997
Fidelity Series Inflation-Protected Bond Index Fund	34,119,434	4,468,378	33,840,139	4,393,761	(3,307,303)	(1,440,370)	-
Fidelity Series International Developed Markets Bond Index Fund	98,031,093	35,316,273	17,014,984	808,016	(1,307,893)	(6,208,150)	108,816,339
Fidelity Series Long-Term Treasury Bond Index Fund	84,035,717	20,706,418	12,641,719	2,114,625	(1,761,156)	(13,889,054)	76,450,206
Fidelity Series Total Market Index Fund	582,830,013	106,488,239	138,568,341	8,374,100	(3,336,349)	(54,968,186)	492,445,376
Fidelity Series Treasury Bill Index Fund	140,977,398	21,915,855	69,301,217	2,650,318	(98,006)	(257,598)	93,236,432
	2,462,774,999	479,471,912	580,263,348	61,702,447	(31,056,627)	(171,320,508)	2,159,426,557

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	492,445,376	492,445,376	-	-

International Equity Funds	325,897,997	325,897,997	-	-

Bond Funds	1,247,846,752	1,247,846,752	-	-

Short-Term Funds	93,236,432	93,236,432	-	-
Total Investments in Securities:	2,159,426,557	2,159,426,557	-	-

Fidelity Freedom® Index 2015 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $2,133,715,366)	$2,159,426,557

Total Investment in Securities (cost $2,133,715,366)		$2,159,426,557
Cash		1,837
Receivable for investments sold		1,807,226
Receivable for fund shares sold		6,502,574
Total assets		2,167,738,194
Liabilities
Payable for investments purchased	$6,761,542
Payable for fund shares redeemed	1,548,257
Accrued management fee	131,780
Total Liabilities		8,441,579
Net Assets		$2,159,296,615
Net Assets consist of:
Paid in capital		$2,169,298,322
Total accumulated earnings (loss)		(10,001,707)
Net Assets		$2,159,296,615

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($479,275,949 ÷ 35,286,161 shares)		$13.58
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($1,161,198,638 ÷ 85,583,887 shares)		$13.57
Premier Class :
Net Asset Value , offering price and redemption price per share ($518,822,028 ÷ 38,251,458 shares)		$13.56

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$60,887,332
Expenses
Management fee	$1,827,331
Independent trustees' fees and expenses	8,196
Total expenses before reductions	1,835,527
Expense reductions	(23)
Total expenses after reductions		1,835,504
Net Investment income (loss)		59,051,828
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(31,056,627)
Capital gain distributions from underlying funds:
Affiliated issuers	815,115
Total net realized gain (loss)		(30,241,512)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(171,320,508)
Total change in net unrealized appreciation (depreciation)		(171,320,508)
Net gain (loss)		(201,562,020)
Net increase (decrease) in net assets resulting from operations		$(142,510,192)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,051,828	$40,000,255
Net realized gain (loss)	(30,241,512)	21,231,026
Change in net unrealized appreciation (depreciation)	(171,320,508)	(52,808,651)
Net increase (decrease) in net assets resulting from operations	(142,510,192)	8,422,630
Distributions to shareholders	(64,536,742)	(71,529,567)
Share transactions - net increase (decrease)	(96,270,969)	377,629,022
Total increase (decrease) in net assets	(303,317,903)	314,522,085

Net Assets
Beginning of period	2,462,614,518	2,148,092,433
End of period	$2,159,296,615	$2,462,614,518

Financial Highlights
Fidelity Freedom® Index 2015 Fund Investor Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.83	$15.12	$12.74	$15.09	$14.92
Income from Investment Operations
Net investment income (loss) A,B	.36	.26	.19	.29	.32
Net realized and unrealized gain (loss)	(1.21)	(.11)	2.59	(.12)	.33
Total from investment operations	(.85)	.15	2.78	.17	.65
Distributions from net investment income	(.35)	(.23)	(.20)	(.29)	(.31)
Distributions from net realized gain	(.05)	(.21)	(.19)	(2.23)	(.17)
Total distributions	(.40)	(.44)	(.40) C	(2.52)	(.48)
Net asset value, end of period	$13.58	$14.83	$15.12	$12.74	$15.09
Total Return D	(5.62)%	.86%	21.92%	(.17)%	4.55%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.12%
Net investment income (loss)	2.66%	1.65%	1.32%	1.93%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$479,276	$604,032	$1,197,347	$887,110	$721,922
Portfolio turnover rate G	22%	33%	30%	87%	36%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2015 Fund Institutional Premium Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.82	$15.11	$12.73	$15.08	$14.92
Income from Investment Operations
Net investment income (loss) A,B	.36	.26	.20	.30	.33
Net realized and unrealized gain (loss)	(1.20)	(.10)	2.58	(.12)	.31
Total from investment operations	(.84)	.16	2.78	.18	.64
Distributions from net investment income	(.36)	(.24)	(.21)	(.29)	(.32)
Distributions from net realized gain	(.05)	(.21)	(.19)	(2.23)	(.17)
Total distributions	(.41)	(.45)	(.40)	(2.53) C	(.48) C
Net asset value, end of period	$13.57	$14.82	$15.11	$12.73	$15.08
Total Return D	(5.58)%	.96%	21.98%	(.15)%	4.55%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.10%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.06%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.06%
Net investment income (loss)	2.70%	1.69%	1.36%	1.97%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$1,161,199	$1,343,537	$789,557	$677,766	$597,338
Portfolio turnover rate G	22%	33%	30%	87%	36%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2015 Fund Premier Class

Years ended March 31,	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$14.81	$15.11	$13.77
Income from Investment Operations
Net investment income (loss) B,C	.37	.26	.27
Net realized and unrealized gain (loss)	(1.21)	(.10)	1.38
Total from investment operations	(.84)	.16	1.65
Distributions from net investment income	(.36)	(.25)	(.18)
Distributions from net realized gain	(.05)	(.21)	(.13)
Total distributions	(.41)	(.46)	(.31)
Net asset value, end of period	$13.56	$14.81	$15.11
Total Return D,E	(5.57)%	.92%	11.98%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.06%	.06%	.06% H
Expenses net of fee waivers, if any	.06%	.06%	.06% H
Expenses net of all reductions	.06%	.06%	.06% H
Net investment income (loss)	2.72%	1.71%	2.36% H
Supplemental Data
Net assets, end of period (000 omitted)	$518,822	$515,045	$161,189
Portfolio turnover rate I	22%	33%	30%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2020 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Bond Index Fund	32.0
Fidelity Series Total Market Index Fund	28.3
Fidelity Series Global ex U.S. Index Fund	18.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.2
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2.5
Fidelity Series Treasury Bill Index Fund	1.5
100.0

Asset Allocation (% of Fund's net assets)

Fidelity Freedom® Index 2020 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 28.3%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $1,517,232,739)	153,591,892	2,081,170,138

International Equity Funds - 18.7%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $1,189,003,796)	104,248,539	1,378,165,680

Bond Funds - 40.8%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	258,622,569	2,348,292,923
Fidelity Series International Developed Markets Bond Index Fund (a)	42,699,187	371,055,933
Fidelity Series Long-Term Treasury Bond Index Fund (a)	45,128,128	280,245,675
TOTAL BOND FUNDS (Cost $3,395,499,849)		2,999,594,531

Inflation-Protected Bond Funds - 10.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	19,649,830	186,476,885
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	74,140,101	598,310,612
TOTAL INFLATION-PROTECTED BOND FUNDS (Cost $907,130,600)		784,787,497

Short-Term Funds - 1.5%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $107,185,432)	10,737,652	106,839,634

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,116,052,416)	7,350,557,480
NET OTHER ASSETS (LIABILITIES) - 0.0%	(422,984)
NET ASSETS - 100.0%	7,350,134,496

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	-	330,121	330,121	81	-	-	-	0.0%
Total	-	330,121	330,121	81	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	95,984,494	114,081,448	15,578,067	7,808,923	(130,297)	(7,709,088)	186,476,885
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	577,213,706	226,226,022	102,112,410	37,071,432	(9,057,138)	(93,959,568)	598,310,612
Fidelity Series Bond Index Fund	2,701,404,120	390,840,858	558,361,324	57,204,104	(42,186,324)	(143,404,407)	2,348,292,923
Fidelity Series Global ex U.S. Index Fund	1,652,680,145	206,216,191	375,643,726	37,370,926	(27,584,535)	(77,502,395)	1,378,165,680
Fidelity Series Inflation-Protected Bond Index Fund	96,158,096	12,433,310	95,335,020	12,251,269	(9,065,102)	(4,191,284)	-
Fidelity Series International Developed Markets Bond Index Fund	336,950,487	124,030,201	64,283,004	2,737,732	(4,418,784)	(21,222,967)	371,055,933
Fidelity Series Long-Term Treasury Bond Index Fund	305,018,040	74,631,747	43,112,850	7,642,975	(8,489,053)	(47,802,209)	280,245,675
Fidelity Series Total Market Index Fund	2,468,609,849	405,179,721	542,622,503	35,299,652	6,372,215	(256,369,144)	2,081,170,138
Fidelity Series Treasury Bill Index Fund	219,694,800	33,321,263	145,835,865	2,827,308	(150,164)	(190,400)	106,839,634
	8,453,713,737	1,586,960,761	1,942,884,769	200,214,321	(94,709,182)	(652,351,462)	7,350,557,480

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	2,081,170,138	2,081,170,138	-	-

International Equity Funds	1,378,165,680	1,378,165,680	-	-

Bond Funds	3,784,382,028	3,784,382,028	-	-

Short-Term Funds	106,839,634	106,839,634	-	-
Total Investments in Securities:	7,350,557,480	7,350,557,480	-	-

Fidelity Freedom® Index 2020 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $7,116,052,416)	$7,350,557,480

Total Investment in Securities (cost $7,116,052,416)		$7,350,557,480
Cash		9,568
Receivable for investments sold		8,851,240
Receivable for fund shares sold		24,522,922
Total assets		7,383,941,210
Liabilities
Payable for investments purchased	$25,099,776
Payable for fund shares redeemed	8,274,387
Accrued management fee	432,551
Total Liabilities		33,806,714
Net Assets		$7,350,134,496
Net Assets consist of:
Paid in capital		$7,233,607,861
Total accumulated earnings (loss)		116,526,635
Net Assets		$7,350,134,496

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($1,456,902,433 ÷ 98,053,709 shares)		$14.86
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($4,340,678,568 ÷ 292,404,441 shares)		$14.84
Premier Class :
Net Asset Value , offering price and redemption price per share ($1,552,553,495 ÷ 104,631,147 shares)		$14.84

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$196,760,160
Income from Fidelity Central Funds		81
Total Income		196,760,241
Expenses
Management fee	$6,112,283
Independent trustees' fees and expenses	27,732
Total expenses before reductions	6,140,015
Expense reductions	(75)
Total expenses after reductions		6,139,940
Net Investment income (loss)		190,620,301
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(94,709,182)
Capital gain distributions from underlying funds:
Affiliated issuers	3,454,161
Total net realized gain (loss)		(91,255,021)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(652,351,462)
Total change in net unrealized appreciation (depreciation)		(652,351,462)
Net gain (loss)		(743,606,483)
Net increase (decrease) in net assets resulting from operations		$(552,986,182)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$190,620,301	$142,444,543
Net realized gain (loss)	(91,255,021)	63,412,340
Change in net unrealized appreciation (depreciation)	(652,351,462)	(120,458,987)
Net increase (decrease) in net assets resulting from operations	(552,986,182)	85,397,896
Distributions to shareholders	(208,904,374)	(237,762,198)
Share transactions - net increase (decrease)	(341,161,785)	1,067,202,171
Total increase (decrease) in net assets	(1,103,052,341)	914,837,869

Net Assets
Beginning of period	8,453,186,837	7,538,348,968
End of period	$7,350,134,496	$8,453,186,837

Financial Highlights
Fidelity Freedom® Index 2020 Fund Investor Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.34	$16.54	$13.41	$16.01	$15.69
Income from Investment Operations
Net investment income (loss) A,B	.37	.28	.22	.31	.33
Net realized and unrealized gain (loss)	(1.43)	(.02)	3.33	(.31)	.36
Total from investment operations	(1.06)	.26	3.55	- C	.69
Distributions from net investment income	(.37)	(.26)	(.23)	(.30)	(.32)
Distributions from net realized gain	(.05)	(.20)	(.19)	(2.30)	(.05)
Total distributions	(.42)	(.46)	(.42)	(2.60)	(.37)
Net asset value, end of period	$14.86	$16.34	$16.54	$13.41	$16.01
Total Return D	(6.40)%	1.46%	26.61%	(1.62)%	4.59%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.11%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.11%
Net investment income (loss)	2.54%	1.66%	1.40%	1.92%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$1,456,902	$1,825,354	$3,660,550	$2,544,746	$1,971,676
Portfolio turnover rate G	21%	35%	28%	87%	26%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2020 Fund Institutional Premium Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.32	$16.54	$13.41	$16.01	$15.69
Income from Investment Operations
Net investment income (loss) A,B	.38	.29	.22	.31	.34
Net realized and unrealized gain (loss)	(1.44)	(.03)	3.33	(.31)	.36
Total from investment operations	(1.06)	.26	3.55	- C	.70
Distributions from net investment income	(.38)	(.28)	(.23)	(.31)	(.33)
Distributions from net realized gain	(.05)	(.20)	(.19)	(2.30)	(.05)
Total distributions	(.42) D	(.48)	(.42)	(2.60) D	(.38)
Net asset value, end of period	$14.84	$16.32	$16.54	$13.41	$16.01
Total Return E	(6.37)%	1.44%	26.66%	(1.57)%	4.65%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08%	.08%	.08%	.08%	.10%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.06%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.06%
Net investment income (loss)	2.58%	1.70%	1.44%	1.96%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$4,340,679	$5,076,226	$3,331,247	$2,713,138	$2,528,449
Portfolio turnover rate H	21%	35%	28%	87%	26%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2020 Fund Premier Class

Years ended March 31,	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$16.32	$16.54	$14.69
Income from Investment Operations
Net investment income (loss) B,C	.38	.29	.30
Net realized and unrealized gain (loss)	(1.43)	(.03)	1.88
Total from investment operations	(1.05)	.26	2.18
Distributions from net investment income	(.38)	(.28)	(.20)
Distributions from net realized gain	(.05)	(.20)	(.12)
Total distributions	(.43)	(.48)	(.33) D
Net asset value, end of period	$14.84	$16.32	$16.54
Total Return E,F	(6.34)%	1.46%	14.83%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06%	.06%	.06% I
Expenses net of all reductions	.06%	.06%	.06% I
Net investment income (loss)	2.60%	1.72%	2.40% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,552,553	$1,551,607	$546,553
Portfolio turnover rate J	21%	35%	28%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2025 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	32.7
Fidelity Series Bond Index Fund	28.4
Fidelity Series Global ex U.S. Index Fund	21.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.1
Fidelity Series International Developed Markets Bond Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
Fidelity Cash Central Fund 4.86%	0.0
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2025 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 32.7%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $3,380,919,267)	319,951,451	4,335,342,165

International Equity Funds - 21.6%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $2,664,054,150)	216,766,957	2,865,659,167

Bond Funds - 37.6%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	414,490,472	3,763,573,488
Fidelity Series International Developed Markets Bond Index Fund (a)	75,584,195	656,826,658
Fidelity Series Long-Term Treasury Bond Index Fund (a)	90,704,523	563,275,090
TOTAL BOND FUNDS (Cost $5,638,763,146)		4,983,675,236

Inflation-Protected Bond Funds - 8.1%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a) (Cost $1,255,101,452)	133,917,008	1,080,710,255

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (b) (Cost $11,362)	11,360	11,362

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $12,938,849,377)	13,265,398,185
NET OTHER ASSETS (LIABILITIES) - 0.0%	(745,953)
NET ASSETS - 100.0%	13,264,652,232

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	-	1,498,347	1,486,985	293	-	-	11,362	0.0%
Total	-	1,498,347	1,486,985	293	-	-	11,362

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	789,481,643	486,101,928	44,779,898	61,132,344	(2,668,642)	(147,424,776)	1,080,710,255
Fidelity Series Bond Index Fund	3,905,070,373	795,799,998	668,506,123	86,708,226	(63,394,840)	(205,395,920)	3,763,573,488
Fidelity Series Global ex U.S. Index Fund	3,024,678,588	516,215,937	496,688,732	74,301,815	(56,330,492)	(122,216,134)	2,865,659,167
Fidelity Series Inflation-Protected Bond Index Fund	129,170,269	17,108,939	128,490,576	16,438,807	(12,279,579)	(5,509,053)	-
Fidelity Series International Developed Markets Bond Index Fund	534,381,781	236,492,952	72,914,630	4,601,165	(7,554,728)	(33,578,717)	656,826,658
Fidelity Series Long-Term Treasury Bond Index Fund	546,054,510	171,811,719	52,091,956	14,589,463	(8,777,373)	(93,721,810)	563,275,090
Fidelity Series Total Market Index Fund	4,523,093,091	949,428,899	689,914,357	68,886,695	(44,313,261)	(402,952,207)	4,335,342,165
Fidelity Series Treasury Bill Index Fund	164,724,284	1,017,232	165,741,516	153,693	(99,373)	99,373	-
	13,616,654,539	3,173,977,604	2,319,127,788	326,812,208	(195,418,288)	(1,010,699,244)	13,265,386,823

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	4,335,342,165	4,335,342,165	-	-

International Equity Funds	2,865,659,167	2,865,659,167	-	-

Bond Funds	6,064,385,491	6,064,385,491	-	-

Short-Term Funds	11,362	11,362	-	-
Total Investments in Securities:	13,265,398,185	13,265,398,185	-	-

Fidelity Freedom® Index 2025 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $11,362)	$11,362
Other affiliated issuers (cost $12,938,838,015)	13,265,386,823

Total Investment in Securities (cost $12,938,849,377)		$13,265,398,185
Cash		79
Receivable for investments sold		7,040,606
Receivable for fund shares sold		47,430,752
Distributions receivable from Fidelity Central Funds		45
Total assets		13,319,869,667
Liabilities
Payable for investments purchased	$37,867,777
Payable for fund shares redeemed	16,604,474
Accrued management fee	745,184
Total Liabilities		55,217,435
Net Assets		$13,264,652,232
Net Assets consist of:
Paid in capital		$13,175,373,619
Total accumulated earnings (loss)		89,278,613
Net Assets		$13,264,652,232

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($2,192,387,196 ÷ 130,388,965 shares)		$16.81
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($8,118,469,729 ÷ 482,989,932 shares)		$16.81
Premier Class :
Net Asset Value , offering price and redemption price per share ($2,953,795,307 ÷ 175,811,737 shares)		$16.80

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$320,471,276
Income from Fidelity Central Funds		293
Total Income		320,471,569
Expenses
Management fee	$10,151,512
Independent trustees' fees and expenses	46,393
Total expenses before reductions	10,197,905
Expense reductions	(68)
Total expenses after reductions		10,197,837
Net Investment income (loss)		310,273,732
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(195,418,288)
Capital gain distributions from underlying funds:
Affiliated issuers	6,340,932
Total net realized gain (loss)		(189,077,356)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(1,010,699,244)
Total change in net unrealized appreciation (depreciation)		(1,010,699,244)
Net gain (loss)		(1,199,776,600)
Net increase (decrease) in net assets resulting from operations		$(889,502,868)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$310,273,732	$225,329,936
Net realized gain (loss)	(189,077,356)	29,982,002
Change in net unrealized appreciation (depreciation)	(1,010,699,244)	(113,051,023)
Net increase (decrease) in net assets resulting from operations	(889,502,868)	142,260,915
Distributions to shareholders	(322,867,546)	(295,764,675)
Share transactions - net increase (decrease)	861,185,445	2,813,645,955
Total increase (decrease) in net assets	(351,184,969)	2,660,142,195

Net Assets
Beginning of period	13,615,837,201	10,955,695,006
End of period	$13,264,652,232	$13,615,837,201

Financial Highlights
Fidelity Freedom® Index 2025 Fund Investor Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$18.48	$18.52	$14.57	$17.05	$16.67
Income from Investment Operations
Net investment income (loss) A,B	.40	.33	.25	.33	.36
Net realized and unrealized gain (loss)	(1.65)	.04 C	4.13	(.54)	.38
Total from investment operations	(1.25)	.37	4.38	(.21)	.74
Distributions from net investment income	(.39)	(.30)	(.25)	(.31)	(.34)
Distributions from net realized gain	(.03)	(.12)	(.18)	(1.96)	(.03)
Total distributions	(.42)	(.41) D	(.43)	(2.27)	(.36) D
Net asset value, end of period	$16.81	$18.48	$18.52	$14.57	$17.05
Total Return E	(6.65)%	1.91%	30.27%	(2.75)%	4.64%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.12%	.12%	.12%	.12%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.11%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.11%
Net investment income (loss)	2.43%	1.71%	1.46%	1.93%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$2,192,387	$2,585,678	$5,538,556	$3,443,936	$2,382,206
Portfolio turnover rate H	18%	24%	26%	82%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2025 Fund Institutional Premium Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$18.48	$18.53	$14.57	$17.05	$16.67
Income from Investment Operations
Net investment income (loss) A,B	.41	.34	.26	.34	.37
Net realized and unrealized gain (loss)	(1.65)	.04 C	4.14	(.54)	.38
Total from investment operations	(1.24)	.38	4.40	(.20)	.75
Distributions from net investment income	(.40)	(.32)	(.26)	(.32)	(.34)
Distributions from net realized gain	(.03)	(.12)	(.18)	(1.96)	(.03)
Total distributions	(.43)	(.43) D	(.44)	(2.28)	(.37)
Net asset value, end of period	$16.81	$18.48	$18.53	$14.57	$17.05
Total Return E	(6.61)%	1.96%	30.37%	(2.71)%	4.70%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.08%	.08%	.08%	.08%	.10%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.05%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.05%
Net investment income (loss)	2.47%	1.75%	1.50%	1.97%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$8,118,470	$8,419,298	$4,504,542	$2,966,352	$2,380,799
Portfolio turnover rate H	18%	24%	26%	82%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2025 Fund Premier Class

Years ended March 31,	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$18.47	$18.52	$16.14
Income from Investment Operations
Net investment income (loss) B,C	.41	.34	.35
Net realized and unrealized gain (loss)	(1.65)	.05 D	2.38
Total from investment operations	(1.24)	.39	2.73
Distributions from net investment income	(.40)	(.32)	(.23)
Distributions from net realized gain	(.03)	(.12)	(.12)
Total distributions	(.43)	(.44)	(.35)
Net asset value, end of period	$16.80	$18.47	$18.52
Total Return E,F	(6.59)%	1.98%	16.94%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06%	.06%	.06% I
Expenses net of all reductions	.06%	.06%	.06% I
Net investment income (loss)	2.49%	1.77%	2.53% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,953,795	$2,610,862	$912,597
Portfolio turnover rate J	18%	24%	26%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns for periods of less than one year are not annualized.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2030 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	36.7
Fidelity Series Bond Index Fund	25.6
Fidelity Series Global ex U.S. Index Fund	24.2
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.9
100.0

Asset Allocation (% of Fund's net assets)

Fidelity Freedom® Index 2030 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 36.7%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $5,112,555,416)	472,541,694	6,402,939,956

International Equity Funds - 24.2%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $3,977,589,138)	320,171,106	4,232,662,015

Bond Funds - 35.2%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	491,569,277	4,463,449,032
Fidelity Series International Developed Markets Bond Index Fund (a)	99,468,290	864,379,444
Fidelity Series Long-Term Treasury Bond Index Fund (a)	132,331,475	821,778,462
TOTAL BOND FUNDS (Cost $6,929,231,561)		6,149,606,938

Inflation-Protected Bond Funds - 3.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a) (Cost $781,096,218)	84,944,019	685,498,234

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $16,800,472,333)	17,470,707,143
NET OTHER ASSETS (LIABILITIES) - 0.0%	(932,904)
NET ASSETS - 100.0%	17,469,774,239

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	-	1,310,197	1,310,197	177	-	-	-	0.0%
Total	-	1,310,197	1,310,197	177	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	417,582,533	362,976,477	11,706,407	36,830,107	(1,431,074)	(81,923,295)	685,498,234
Fidelity Series Bond Index Fund	4,372,362,421	1,108,682,598	716,737,187	99,978,172	(69,059,196)	(231,799,604)	4,463,449,032
Fidelity Series Global ex U.S. Index Fund	4,179,668,637	892,064,245	602,582,317	107,504,472	(68,161,553)	(168,326,997)	4,232,662,015
Fidelity Series Inflation-Protected Bond Index Fund	134,757,656	19,089,446	134,733,911	17,717,471	(14,475,812)	(4,637,379)	-
Fidelity Series International Developed Markets Bond Index Fund	659,329,633	332,687,575	76,738,724	5,869,135	(9,781,273)	(41,117,767)	864,379,444
Fidelity Series Long-Term Treasury Bond Index Fund	735,024,329	278,035,096	52,552,500	20,486,939	(11,420,776)	(127,307,687)	821,778,462
Fidelity Series Total Market Index Fund	6,265,275,295	1,549,159,906	799,974,057	98,656,385	(66,266,823)	(545,254,365)	6,402,939,956
Fidelity Series Treasury Bill Index Fund	93,531,191	1,016,486	94,547,677	87,598	(92,331)	92,331	-
	16,857,531,695	4,543,711,829	2,489,572,780	387,130,279	(240,688,838)	(1,200,274,763)	17,470,707,143

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	6,402,939,956	6,402,939,956	-	-

International Equity Funds	4,232,662,015	4,232,662,015	-	-

Bond Funds	6,835,105,172	6,835,105,172	-	-
Total Investments in Securities:	17,470,707,143	17,470,707,143	-	-

Fidelity Freedom® Index 2030 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $16,800,472,333)	$17,470,707,143

Total Investment in Securities (cost $16,800,472,333)		$17,470,707,143
Cash		16,293
Receivable for investments sold		121,030
Receivable for fund shares sold		70,656,697
Other receivables		37,820
Total assets		17,541,538,983
Liabilities
Payable for investments purchased	$56,705,798
Payable for fund shares redeemed	14,073,836
Accrued management fee	947,284
Other payables and accrued expenses	37,826
Total Liabilities		71,764,744
Net Assets		$17,469,774,239
Net Assets consist of:
Paid in capital		$17,087,160,369
Total accumulated earnings (loss)		382,613,870
Net Assets		$17,469,774,239

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($2,500,987,037 ÷ 140,554,512 shares)		$17.79
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($11,271,364,336 ÷ 633,732,929 shares)		$17.79
Premier Class :
Net Asset Value , offering price and redemption price per share ($3,697,422,866 ÷ 207,964,237 shares)		$17.78

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$378,333,856
Income from Fidelity Central Funds		177
Total Income		378,334,033
Expenses
Management fee	$12,782,292
Independent trustees' fees and expenses	58,788
Total expenses before reductions	12,841,080
Expense reductions	(128)
Total expenses after reductions		12,840,952
Net Investment income (loss)		365,493,081
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(240,688,838)
Capital gain distributions from underlying funds:
Affiliated issuers	8,796,423
Total net realized gain (loss)		(231,892,415)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(1,200,274,763)
Total change in net unrealized appreciation (depreciation)		(1,200,274,763)
Net gain (loss)		(1,432,167,178)
Net increase (decrease) in net assets resulting from operations		$(1,066,674,097)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$365,493,081	$278,918,749
Net realized gain (loss)	(231,892,415)	30,883,197
Change in net unrealized appreciation (depreciation)	(1,200,274,763)	(65,557,613)
Net increase (decrease) in net assets resulting from operations	(1,066,674,097)	244,244,333
Distributions to shareholders	(378,560,774)	(363,829,645)
Share transactions - net increase (decrease)	2,058,448,768	3,904,360,091
Total increase (decrease) in net assets	613,213,897	3,784,774,779

Net Assets
Beginning of period	16,856,560,342	13,071,785,563
End of period	$17,469,774,239	$16,856,560,342

Financial Highlights
Fidelity Freedom® Index 2030 Fund Investor Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.51	$19.45	$14.73	$17.99	$17.57
Income from Investment Operations
Net investment income (loss) A,B	.39	.35	.27	.34	.38
Net realized and unrealized gain (loss)	(1.71)	.15 C	4.91	(.74)	.41
Total from investment operations	(1.32)	.50	5.18	(.40)	.79
Distributions from net investment income	(.37)	(.32)	(.27)	(.33)	(.36)
Distributions from net realized gain	(.03)	(.12)	(.19)	(2.53)	(.01)
Total distributions	(.40)	(.44)	(.46)	(2.86)	(.37)
Net asset value, end of period	$17.79	$19.51	$19.45	$14.73	$17.99
Total Return D	(6.65)%	2.47%	35.36%	(4.38)%	4.71%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.11%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.11%
Net investment income (loss)	2.24%	1.74%	1.52%	1.92%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$2,500,987	$2,775,100	$6,036,702	$3,610,892	$2,500,479
Portfolio turnover rate G	15%	20%	26%	85%	14%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2030 Fund Institutional Premium Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.51	$19.45	$14.73	$18.00	$17.57
Income from Investment Operations
Net investment income (loss) A,B	.40	.36	.28	.35	.39
Net realized and unrealized gain (loss)	(1.71)	.16 C	4.90	(.75)	.42
Total from investment operations	(1.31)	.52	5.18	(.40)	.81
Distributions from net investment income	(.38)	(.34)	(.27)	(.34)	(.37)
Distributions from net realized gain	(.03)	(.12)	(.19)	(2.53)	(.01)
Total distributions	(.41)	(.46)	(.46)	(2.87)	(.38)
Net asset value, end of period	$17.79	$19.51	$19.45	$14.73	$18.00
Total Return D	(6.60)%	2.57%	35.41%	(4.40)%	4.82%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.10%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.05%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.05%
Net investment income (loss)	2.28%	1.78%	1.56%	1.96%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$11,271,364	$10,927,825	$5,916,521	$3,884,151	$3,269,588
Portfolio turnover rate G	15%	20%	26%	85%	14%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2030 Fund Premier Class

Years ended March 31,	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$19.50	$19.45	$16.56
Income from Investment Operations
Net investment income (loss) B,C	.40	.36	.39
Net realized and unrealized gain (loss)	(1.70)	.16 D	2.88
Total from investment operations	(1.30)	.52	3.27
Distributions from net investment income	(.39)	(.34)	(.26)
Distributions from net realized gain	(.03)	(.12)	(.12)
Total distributions	(.42)	(.47) E	(.38)
Net asset value, end of period	$17.78	$19.50	$19.45
Total Return F,G	(6.59)%	2.54%	19.78%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.06%	.06%	.06% J
Expenses net of fee waivers, if any	.06%	.06%	.06% J
Expenses net of all reductions	.06%	.06%	.06% J
Net investment income (loss)	2.30%	1.80%	2.66% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,697,423	$3,153,635	$1,118,562
Portfolio turnover rate K	15%	20%	26%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2035 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	44.4
Fidelity Series Global ex U.S. Index Fund	29.4
Fidelity Series Bond Index Fund	17.4
Fidelity Series Long-Term Treasury Bond Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	3.7
100.0

Asset Allocation (% of Fund's net assets)

Fidelity Freedom® Index 2035 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 44.4%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $5,950,016,278)	526,278,948	7,131,079,739

International Equity Funds - 29.4%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $4,555,416,766)	356,498,121	4,712,905,154

Bond Funds - 26.2%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	307,197,518	2,789,353,467
Fidelity Series International Developed Markets Bond Index Fund (a)	67,776,171	588,974,927
Fidelity Series Long-Term Treasury Bond Index Fund (a)	132,470,164	822,639,718
TOTAL BOND FUNDS (Cost $4,716,412,356)		4,200,968,112

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $15,221,845,400)	16,044,953,005
NET OTHER ASSETS (LIABILITIES) - 0.0%	(802,875)
NET ASSETS - 100.0%	16,044,150,130

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	13,423	2,554,874	2,568,297	320	-	-	-	0.0%
Total	13,423	2,554,874	2,568,297	320	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	2,348,472,370	977,255,478	379,209,280	56,903,052	(32,911,476)	(124,253,625)	2,789,353,467
Fidelity Series Global ex U.S. Index Fund	4,543,178,782	1,130,289,327	707,536,855	118,628,580	(71,277,839)	(181,748,261)	4,712,905,154
Fidelity Series International Developed Markets Bond Index Fund	381,204,453	274,061,275	36,643,654	3,736,037	(5,050,366)	(24,596,781)	588,974,927
Fidelity Series Long-Term Treasury Bond Index Fund	684,628,552	312,314,905	45,245,298	19,667,957	(13,369,100)	(115,689,341)	822,639,718
Fidelity Series Total Market Index Fund	6,801,946,745	1,754,007,194	758,669,763	108,401,971	(72,766,283)	(593,438,154)	7,131,079,739
	14,759,430,902	4,447,928,179	1,927,304,850	307,337,597	(195,375,064)	(1,039,726,162)	16,044,953,005

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	7,131,079,739	7,131,079,739	-	-

International Equity Funds	4,712,905,154	4,712,905,154	-	-

Bond Funds	4,200,968,112	4,200,968,112	-	-
Total Investments in Securities:	16,044,953,005	16,044,953,005	-	-

Fidelity Freedom® Index 2035 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $15,221,845,400)	$16,044,953,005

Total Investment in Securities (cost $15,221,845,400)		$16,044,953,005
Cash		13,747
Receivable for investments sold		15,907,439
Receivable for fund shares sold		58,419,163
Total assets		16,119,293,354
Liabilities
Payable for investments purchased	$57,108,902
Payable for fund shares redeemed	17,219,203
Accrued management fee	815,119
Total Liabilities		75,143,224
Net Assets		$16,044,150,130
Net Assets consist of:
Paid in capital		$15,463,559,177
Total accumulated earnings (loss)		580,590,953
Net Assets		$16,044,150,130

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($2,052,572,682 ÷ 103,067,301 shares)		$19.91
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($10,184,661,433 ÷ 511,577,616 shares)		$19.91
Premier Class :
Net Asset Value , offering price and redemption price per share ($3,806,916,015 ÷ 191,232,170 shares)		$19.91

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$297,788,581
Income from Fidelity Central Funds		320
Total Income		297,788,901
Expenses
Management fee	$11,146,484
Independent trustees' fees and expenses	52,070
Total expenses before reductions	11,198,554
Expense reductions	(50)
Total expenses after reductions		11,198,504
Net Investment income (loss)		286,590,397
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(195,375,064)
Capital gain distributions from underlying funds:
Affiliated issuers	9,549,016
Total net realized gain (loss)		(185,826,048)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(1,039,726,162)
Total change in net unrealized appreciation (depreciation)		(1,039,726,162)
Net gain (loss)		(1,225,552,210)
Net increase (decrease) in net assets resulting from operations		$(938,961,813)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$286,590,397	$233,306,542
Net realized gain (loss)	(185,826,048)	8,616,123
Change in net unrealized appreciation (depreciation)	(1,039,726,162)	90,665,206
Net increase (decrease) in net assets resulting from operations	(938,961,813)	332,587,871
Distributions to shareholders	(291,206,564)	(289,745,899)
Share transactions - net increase (decrease)	2,515,664,619	4,070,232,386
Total increase (decrease) in net assets	1,285,496,242	4,113,074,358

Net Assets
Beginning of period	14,758,653,888	10,645,579,530
End of period	$16,044,150,130	$14,758,653,888

Financial Highlights
Fidelity Freedom® Index 2035 Fund Investor Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$21.83	$21.45	$15.20	$19.07	$18.63
Income from Investment Operations
Net investment income (loss) A,B	.38	.39	.30	.36	.39
Net realized and unrealized gain (loss)	(1.92)	.44	6.40	(1.26)	.43
Total from investment operations	(1.54)	.83	6.70	(.90)	.82
Distributions from net investment income	(.36)	(.34)	(.29)	(.33)	(.37)
Distributions from net realized gain	(.02)	(.11)	(.16)	(2.64)	(.01)
Total distributions	(.38)	(.45)	(.45)	(2.97)	(.38)
Net asset value, end of period	$19.91	$21.83	$21.45	$15.20	$19.07
Total Return C	(6.95)%	3.76%	44.28%	(7.39)%	4.63%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.12%	.12%	.12%	.12%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.11%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.11%
Net investment income (loss)	1.97%	1.71%	1.56%	1.87%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$2,052,573	$2,174,422	$5,124,327	$2,844,302	$2,003,135
Portfolio turnover rate F	13%	15%	24%	80%	10%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2035 Fund Institutional Premium Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$21.83	$21.46	$15.21	$19.08	$18.64
Income from Investment Operations
Net investment income (loss) A,B	.39	.40	.31	.37	.40
Net realized and unrealized gain (loss)	(1.92)	.44	6.39	(1.26)	.43
Total from investment operations	(1.53)	.84	6.70	(.89)	.83
Distributions from net investment income	(.37)	(.37)	(.30)	(.34)	(.38)
Distributions from net realized gain	(.02)	(.11)	(.16)	(2.64)	(.01)
Total distributions	(.39)	(.47) C	(.45) C	(2.98)	(.39)
Net asset value, end of period	$19.91	$21.83	$21.46	$15.21	$19.08
Total Return D	(6.91)%	3.82%	44.31%	(7.33)%	4.69%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.10%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.05%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.05%
Net investment income (loss)	2.01%	1.75%	1.60%	1.92%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$10,184,661	$9,501,029	$4,357,280	$2,512,748	$2,015,039
Portfolio turnover rate G	13%	15%	24%	80%	10%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2035 Fund Premier Class

Years ended March 31,	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$21.82	$21.46	$17.48
Income from Investment Operations
Net investment income (loss) B,C	.39	.40	.45
Net realized and unrealized gain (loss)	(1.91)	.44	3.92
Total from investment operations	(1.52)	.84	4.37
Distributions from net investment income	(.38)	(.37)	(.29)
Distributions from net realized gain	(.02)	(.11)	(.10)
Total distributions	(.39) D	(.48)	(.39)
Net asset value, end of period	$19.91	$21.82	$21.46
Total Return E,F	(6.85)%	3.80%	25.06%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06%	.06%	.06% I
Expenses net of all reductions	.06%	.06%	.06% I
Net investment income (loss)	2.03%	1.77%	2.86% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,806,916	$3,083,204	$1,163,973
Portfolio turnover rate J	13%	15%	24%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2040 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	52.4
Fidelity Series Global ex U.S. Index Fund	34.6
Fidelity Series Bond Index Fund	6.4
Fidelity Series Long-Term Treasury Bond Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	1.5
100.0

Asset Allocation (% of Fund's net assets)

Fidelity Freedom® Index 2040 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 52.4%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $7,002,083,012)	611,908,296	8,291,357,415

International Equity Funds - 34.6%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $5,295,375,438)	414,208,422	5,475,835,338

Bond Funds - 13.0%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	111,285,051	1,010,468,267
Fidelity Series International Developed Markets Bond Index Fund (a)	27,417,863	238,261,234
Fidelity Series Long-Term Treasury Bond Index Fund (a)	129,616,633	804,919,290
TOTAL BOND FUNDS (Cost $2,342,987,004)		2,053,648,791

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $14,640,445,454)	15,820,841,544
NET OTHER ASSETS (LIABILITIES) - 0.0%	(747,635)
NET ASSETS - 100.0%	15,820,093,909

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	-	1,007,856	1,007,856	162	-	-	-	0.0%
Total	-	1,007,856	1,007,856	162	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	782,065,574	420,160,995	141,470,100	19,206,364	(11,638,770)	(38,649,432)	1,010,468,267
Fidelity Series Global ex U.S. Index Fund	5,168,441,849	1,370,375,435	777,608,502	136,943,851	(90,374,378)	(194,999,066)	5,475,835,338
Fidelity Series International Developed Markets Bond Index Fund	134,510,022	122,505,387	8,425,719	1,422,539	(1,072,025)	(9,256,431)	238,261,234
Fidelity Series Long-Term Treasury Bond Index Fund	673,421,369	319,176,110	61,215,572	19,285,869	(16,253,238)	(110,209,379)	804,919,290
Fidelity Series Total Market Index Fund	7,736,502,945	2,029,551,809	711,596,003	124,689,089	(72,935,933)	(690,165,403)	8,291,357,415
	14,494,941,759	4,261,769,736	1,700,315,896	301,547,712	(192,274,344)	(1,043,279,711)	15,820,841,544

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	8,291,357,415	8,291,357,415	-	-

International Equity Funds	5,475,835,338	5,475,835,338	-	-

Bond Funds	2,053,648,791	2,053,648,791	-	-
Total Investments in Securities:	15,820,841,544	15,820,841,544	-	-

Fidelity Freedom® Index 2040 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $14,640,445,454)	$15,820,841,544

Total Investment in Securities (cost $14,640,445,454)		$15,820,841,544
Cash		14,491
Receivable for investments sold		15,568,853
Receivable for fund shares sold		61,410,092
Total assets		15,897,834,980
Liabilities
Payable for investments purchased	$64,040,373
Payable for fund shares redeemed	12,945,843
Accrued management fee	754,855
Total Liabilities		77,741,071
Net Assets		$15,820,093,909
Net Assets consist of:
Paid in capital		$14,882,986,022
Total accumulated earnings (loss)		937,107,887
Net Assets		$15,820,093,909

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($1,759,546,240 ÷ 86,780,115 shares)		$20.28
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($10,285,592,119 ÷ 507,711,032 shares)		$20.26
Premier Class :
Net Asset Value , offering price and redemption price per share ($3,774,955,550 ÷ 186,413,969 shares)		$20.25

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$290,693,692
Income from Fidelity Central Funds		162
Total Income		290,693,854
Expenses
Management fee	$10,747,869
Independent trustees' fees and expenses	51,010
Total expenses before reductions	10,798,879
Expense reductions	(92)
Total expenses after reductions		10,798,787
Net Investment income (loss)		279,895,067
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(192,274,344)
Capital gain distributions from underlying funds:
Affiliated issuers	10,854,020
Total net realized gain (loss)		(181,420,324)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(1,043,279,711)
Total change in net unrealized appreciation (depreciation)		(1,043,279,711)
Net gain (loss)		(1,224,700,035)
Net increase (decrease) in net assets resulting from operations		$(944,804,968)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$279,895,067	$234,678,990
Net realized gain (loss)	(181,420,324)	10,574,246
Change in net unrealized appreciation (depreciation)	(1,043,279,711)	228,919,642
Net increase (decrease) in net assets resulting from operations	(944,804,968)	474,172,878
Distributions to shareholders	(291,945,531)	(291,545,504)
Share transactions - net increase (decrease)	2,562,595,778	3,671,639,287
Total increase (decrease) in net assets	1,325,845,279	3,854,266,661

Net Assets
Beginning of period	14,494,248,630	10,639,981,969
End of period	$15,820,093,909	$14,494,248,630

Financial Highlights
Fidelity Freedom® Index 2040 Fund Investor Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.30	$21.68	$14.77	$19.19	$18.77
Income from Investment Operations
Net investment income (loss) A,B	.39	.40	.30	.35	.39
Net realized and unrealized gain (loss)	(2.01)	.69	7.03	(1.43)	.42
Total from investment operations	(1.62)	1.09	7.33	(1.08)	.81
Distributions from net investment income	(.37)	(.36)	(.29)	(.33)	(.38)
Distributions from net realized gain	(.02)	(.10)	(.12)	(3.00)	(.01)
Total distributions	(.40) C	(.47) C	(.42) C	(3.34) C	(.39)
Net asset value, end of period	$20.28	$22.30	$21.68	$14.77	$19.19
Total Return D	(7.18)%	4.90%	49.86%	(8.93)%	4.56%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.11%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.11%
Net investment income (loss)	1.96%	1.74%	1.56%	1.82%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,759,546	$1,823,668	$4,532,047	$2,405,077	$1,731,927
Portfolio turnover rate G	12%	13%	20%	78%	10%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2040 Fund Institutional Premium Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$22.28	$21.68	$14.77	$19.19	$18.77
Income from Investment Operations
Net investment income (loss) A,B	.39	.41	.31	.36	.40
Net realized and unrealized gain (loss)	(2.01)	.68	7.02	(1.43)	.42
Total from investment operations	(1.62)	1.09	7.33	(1.07)	.82
Distributions from net investment income	(.38)	(.38)	(.30)	(.34)	(.39)
Distributions from net realized gain	(.02)	(.11)	(.12)	(3.00)	(.01)
Total distributions	(.40)	(.49)	(.42)	(3.35) C	(.40)
Net asset value, end of period	$20.26	$22.28	$21.68	$14.77	$19.19
Total Return D	(7.15)%	4.92%	49.89%	(8.89)%	4.61%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.10%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.05%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.05%
Net investment income (loss)	2.00%	1.78%	1.60%	1.86%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$10,285,592	$9,622,454	$4,910,687	$2,861,535	$2,404,340
Portfolio turnover rate G	12%	13%	20%	78%	10%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2040 Fund Premier Class

Years ended March 31,	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$22.27	$21.67	$17.16
Income from Investment Operations
Net investment income (loss) B,C	.40	.41	.47
Net realized and unrealized gain (loss)	(2.01)	.69	4.40
Total from investment operations	(1.61)	1.10	4.87
Distributions from net investment income	(.39)	(.39)	(.30)
Distributions from net realized gain	(.02)	(.11)	(.07)
Total distributions	(.41)	(.50)	(.36) D
Net asset value, end of period	$20.25	$22.27	$21.67
Total Return E,F	(7.13)%	4.94%	28.49%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06%	.06%	.06% I
Expenses net of all reductions	.06%	.06%	.06% I
Net investment income (loss)	2.02%	1.80%	2.95% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,774,956	$3,048,126	$1,197,248
Portfolio turnover rate J	12%	13%	20%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns for periods of less than one year are not annualized.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2045 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.7
Fidelity Series Long-Term Treasury Bond Index Fund	5.1
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0

Asset Allocation (% of Fund's net assets)

Fidelity Freedom® Index 2045 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 54.2%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $6,253,145,131)	530,889,577	7,193,553,769

International Equity Funds - 35.7%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $4,647,115,794)	359,229,942	4,749,019,827

Bond Funds - 10.1%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	58,553,268	531,663,670
Fidelity Series International Developed Markets Bond Index Fund (a)	15,277,201	132,758,880
Fidelity Series Long-Term Treasury Bond Index Fund (a)	108,300,800	672,547,965
TOTAL BOND FUNDS (Cost $1,548,446,637)		1,336,970,515

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $12,448,707,562)	13,279,544,111
NET OTHER ASSETS (LIABILITIES) - 0.0%	(611,198)
NET ASSETS - 100.0%	13,278,932,913

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	9,885	1,673,608	1,683,493	194	-	-	-	0.0%
Total	9,885	1,673,608	1,683,493	194	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	553,146,738	181,683,833	167,835,845	11,502,969	(16,516,173)	(18,814,883)	531,663,670
Fidelity Series Global ex U.S. Index Fund	4,183,987,094	1,369,968,326	587,779,921	115,612,941	(70,644,219)	(146,511,453)	4,749,019,827
Fidelity Series International Developed Markets Bond Index Fund	88,395,717	58,417,113	7,180,102	858,456	(971,888)	(5,901,960)	132,758,880
Fidelity Series Long-Term Treasury Bond Index Fund	536,137,809	290,927,612	53,336,289	15,776,250	(14,400,245)	(86,780,922)	672,547,965
Fidelity Series Total Market Index Fund	6,268,624,767	2,027,602,442	497,481,631	104,331,966	(62,693,793)	(542,498,016)	7,193,553,769
	11,630,292,125	3,928,599,326	1,313,613,788	248,082,582	(165,226,318)	(800,507,234)	13,279,544,111

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	7,193,553,769	7,193,553,769	-	-

International Equity Funds	4,749,019,827	4,749,019,827	-	-

Bond Funds	1,336,970,515	1,336,970,515	-	-
Total Investments in Securities:	13,279,544,111	13,279,544,111	-	-

Fidelity Freedom® Index 2045 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $12,448,707,562)	$13,279,544,111

Total Investment in Securities (cost $12,448,707,562)		$13,279,544,111
Cash		10,082
Receivable for investments sold		7,257,661
Receivable for fund shares sold		59,994,388
Total assets		13,346,806,242
Liabilities
Payable for investments purchased	$56,058,299
Payable for fund shares redeemed	11,194,328
Accrued management fee	620,702
Total Liabilities		67,873,329
Net Assets		$13,278,932,913
Net Assets consist of:
Paid in capital		$12,653,243,024
Total accumulated earnings (loss)		625,689,889
Net Assets		$13,278,932,913

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($1,338,764,031 ÷ 63,552,298 shares)		$21.07
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($8,572,583,284 ÷ 407,086,832 shares)		$21.06
Premier Class :
Net Asset Value , offering price and redemption price per share ($3,367,585,598 ÷ 159,939,825 shares)		$21.06

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$239,288,749
Income from Fidelity Central Funds		194
Total Income		239,288,943
Expenses
Management fee	$8,707,619
Independent trustees' fees and expenses	41,545
Total expenses before reductions	8,749,164
Expense reductions	(48)
Total expenses after reductions		8,749,116
Net Investment income (loss)		230,539,827
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(165,226,318)
Capital gain distributions from underlying funds:
Affiliated issuers	8,793,833
Total net realized gain (loss)		(156,432,485)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(800,507,234)
Total change in net unrealized appreciation (depreciation)		(800,507,234)
Net gain (loss)		(956,939,719)
Net increase (decrease) in net assets resulting from operations		$(726,399,892)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$230,539,827	$185,473,244
Net realized gain (loss)	(156,432,485)	3,042,854
Change in net unrealized appreciation (depreciation)	(800,507,234)	169,656,274
Net increase (decrease) in net assets resulting from operations	(726,399,892)	358,172,372
Distributions to shareholders	(236,289,869)	(225,996,600)
Share transactions - net increase (decrease)	2,611,878,174	3,346,353,428
Total increase (decrease) in net assets	1,649,188,413	3,478,529,200

Net Assets
Beginning of period	11,629,744,500	8,151,215,300
End of period	$13,278,932,913	$11,629,744,500

Financial Highlights
Fidelity Freedom® Index 2045 Fund Investor Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$23.14	$22.49	$15.31	$19.33	$18.91
Income from Investment Operations
Net investment income (loss) A,B	.40	.42	.31	.36	.39
Net realized and unrealized gain (loss)	(2.07)	.70	7.29	(1.56)	.43
Total from investment operations	(1.67)	1.12	7.60	(1.20)	.82
Distributions from net investment income	(.39)	(.37)	(.30)	(.33)	(.38)
Distributions from net realized gain	(.01)	(.10)	(.12)	(2.49)	(.02)
Total distributions	(.40)	(.47)	(.42)	(2.82)	(.40)
Net asset value, end of period	$21.07	$23.14	$22.49	$15.31	$19.33
Total Return C	(7.11)%	4.88%	49.89%	(8.96)%	4.58%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.12%	.12%	.12%	.12%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.11%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.11%
Net investment income (loss)	1.97%	1.75%	1.55%	1.85%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,338,764	$1,355,157	$3,625,141	$1,810,294	$1,244,020
Portfolio turnover rate F	11%	12%	20%	77%	10%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2045 Fund Institutional Premium Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$23.14	$22.50	$15.32	$19.33	$18.92
Income from Investment Operations
Net investment income (loss) A,B	.41	.43	.31	.37	.40
Net realized and unrealized gain (loss)	(2.08)	.71	7.30	(1.55)	.42
Total from investment operations	(1.67)	1.14	7.61	(1.18)	.82
Distributions from net investment income	(.40)	(.40)	(.31)	(.34)	(.39)
Distributions from net realized gain	(.01)	(.10)	(.12)	(2.49)	(.02)
Total distributions	(.41)	(.50)	(.43)	(2.83)	(.41)
Net asset value, end of period	$21.06	$23.14	$22.50	$15.32	$19.33
Total Return C	(7.10)%	4.95%	49.89%	(8.88)%	4.58%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.08%	.08%	.08%	.08%	.10%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.05%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.05%
Net investment income (loss)	2.01%	1.79%	1.59%	1.89%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$8,572,583	$7,627,068	$3,397,662	$1,890,160	$1,446,055
Portfolio turnover rate F	11%	12%	20%	77%	10%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2045 Fund Premier Class

Years ended March 31,	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$23.13	$22.50	$17.81
Income from Investment Operations
Net investment income (loss) B,C	.41	.43	.49
Net realized and unrealized gain (loss)	(2.07)	.70	4.57
Total from investment operations	(1.66)	1.13	5.06
Distributions from net investment income	(.40)	(.40)	(.31)
Distributions from net realized gain	(.01)	(.10)	(.07)
Total distributions	(.41)	(.50)	(.37) D
Net asset value, end of period	$21.06	$23.13	$22.50
Total Return E,F	(7.05)%	4.93%	28.52%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06%	.06%	.06% I
Expenses net of all reductions	.06%	.06%	.06% I
Net investment income (loss)	2.03%	1.81%	2.96% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,367,586	$2,647,519	$1,128,413
Portfolio turnover rate J	11%	12%	20%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns for periods of less than one year are not annualized.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2050 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.7
Fidelity Series Long-Term Treasury Bond Index Fund	5.1
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0

Asset Allocation (% of Fund's net assets)

Fidelity Freedom® Index 2050 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 54.2%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $5,819,830,273)	493,159,099	6,682,305,788

International Equity Funds - 35.7%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $4,305,225,870)	333,698,515	4,411,494,364

Bond Funds - 10.1%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	54,390,767	493,868,160
Fidelity Series International Developed Markets Bond Index Fund (a)	14,192,131	123,329,619
Fidelity Series Long-Term Treasury Bond Index Fund (a)	100,603,796	624,749,574
TOTAL BOND FUNDS (Cost $1,431,922,521)		1,241,947,353

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,556,978,664)	12,335,747,505
NET OTHER ASSETS (LIABILITIES) - 0.0%	(570,091)
NET ASSETS - 100.0%	12,335,177,414

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	8,806	1,213,230	1,222,036	163	-	-	-	0.0%
Total	8,806	1,213,230	1,222,036	163	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	495,675,160	180,777,480	150,829,986	10,518,872	(14,015,270)	(17,739,224)	493,868,160
Fidelity Series Global ex U.S. Index Fund	3,749,392,136	1,380,949,987	530,958,595	105,961,057	(63,035,956)	(124,853,208)	4,411,494,364
Fidelity Series International Developed Markets Bond Index Fund	79,218,225	56,758,835	6,465,802	785,044	(871,294)	(5,310,345)	123,329,619
Fidelity Series Long-Term Treasury Bond Index Fund	480,449,918	283,806,163	48,411,696	14,424,818	(13,472,026)	(77,622,785)	624,749,574
Fidelity Series Total Market Index Fund	5,617,492,891	2,055,188,702	453,644,782	95,197,080	(56,285,521)	(480,445,502)	6,682,305,788
	10,422,228,330	3,957,481,167	1,190,310,861	226,886,871	(147,680,067)	(705,971,064)	12,335,747,505

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	6,682,305,788	6,682,305,788	-	-

International Equity Funds	4,411,494,364	4,411,494,364	-	-

Bond Funds	1,241,947,353	1,241,947,353	-	-
Total Investments in Securities:	12,335,747,505	12,335,747,505	-	-

Fidelity Freedom® Index 2050 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $11,556,978,664)	$12,335,747,505

Total Investment in Securities (cost $11,556,978,664)		$12,335,747,505
Cash		8,971
Receivable for investments sold		6,881,072
Receivable for fund shares sold		55,426,878
Total assets		12,398,064,426
Liabilities
Payable for investments purchased	$48,764,139
Payable for fund shares redeemed	13,545,311
Accrued management fee	577,562
Total Liabilities		62,887,012
Net Assets		$12,335,177,414
Net Assets consist of:
Paid in capital		$11,742,424,686
Total accumulated earnings (loss)		592,752,728
Net Assets		$12,335,177,414

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($1,217,158,614 ÷ 57,653,130 shares)		$21.11
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($8,045,136,071 ÷ 381,395,179 shares)		$21.09
Premier Class :
Net Asset Value , offering price and redemption price per share ($3,072,882,729 ÷ 145,704,269 shares)		$21.09

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$218,995,425
Income from Fidelity Central Funds		163
Total Income		218,995,588
Expenses
Management fee	$7,954,996
Independent trustees' fees and expenses	37,801
Total expenses before reductions	7,992,797
Expense reductions	(42)
Total expenses after reductions		7,992,755
Net Investment income (loss)		211,002,833
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(147,680,067)
Capital gain distributions from underlying funds:
Affiliated issuers	7,891,446
Total net realized gain (loss)		(139,788,621)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(705,971,064)
Total change in net unrealized appreciation (depreciation)		(705,971,064)
Net gain (loss)		(845,759,685)
Net increase (decrease) in net assets resulting from operations		$(634,756,852)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$211,002,833	$164,626,363
Net realized gain (loss)	(139,788,621)	2,220,657
Change in net unrealized appreciation (depreciation)	(705,971,064)	155,227,014
Net increase (decrease) in net assets resulting from operations	(634,756,852)	322,074,034
Distributions to shareholders	(215,521,737)	(202,425,473)
Share transactions - net increase (decrease)	2,763,717,342	2,960,752,208
Total increase (decrease) in net assets	1,913,438,753	3,080,400,769

Net Assets
Beginning of period	10,421,738,661	7,341,337,892
End of period	$12,335,177,414	$10,421,738,661

Financial Highlights
Fidelity Freedom® Index 2050 Fund Investor Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$23.19	$22.54	$15.34	$19.41	$19.00
Income from Investment Operations
Net investment income (loss) A,B	.40	.42	.31	.36	.39
Net realized and unrealized gain (loss)	(2.08)	.71	7.31	(1.55)	.42
Total from investment operations	(1.68)	1.13	7.62	(1.19)	.81
Distributions from net investment income	(.39)	(.37)	(.30)	(.34)	(.38)
Distributions from net realized gain	(.01)	(.10)	(.12)	(2.54)	(.02)
Total distributions	(.40)	(.48) C	(.42)	(2.88)	(.40)
Net asset value, end of period	$21.11	$23.19	$22.54	$15.34	$19.41
Total Return D	(7.14)%	4.89%	49.93%	(8.95)%	4.53%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.11%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.11%
Net investment income (loss)	1.97%	1.74%	1.54%	1.84%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,217,159	$1,179,926	$3,177,558	$1,524,955	$1,049,434
Portfolio turnover rate G	11%	12%	20%	77%	12%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2050 Fund Institutional Premium Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$23.17	$22.54	$15.34	$19.41	$19.00
Income from Investment Operations
Net investment income (loss) A,B	.41	.42	.31	.37	.40
Net realized and unrealized gain (loss)	(2.08)	.72	7.32	(1.55)	.42
Total from investment operations	(1.67)	1.14	7.63	(1.18)	.82
Distributions from net investment income	(.40)	(.40)	(.31)	(.34)	(.39)
Distributions from net realized gain	(.01)	(.11)	(.12)	(2.54)	(.02)
Total distributions	(.41)	(.51)	(.43)	(2.89) C	(.41)
Net asset value, end of period	$21.09	$23.17	$22.54	$15.34	$19.41
Total Return D	(7.11)%	4.93%	49.96%	(8.91)%	4.59%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.10%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.05%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.05%
Net investment income (loss)	2.01%	1.78%	1.59%	1.89%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$8,045,136	$6,949,488	$3,119,255	$1,815,237	$1,376,687
Portfolio turnover rate G	11%	12%	20%	77%	12%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2050 Fund Premier Class

Years ended March 31,	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$23.17	$22.54	$17.84
Income from Investment Operations
Net investment income (loss) B,C	.42	.43	.50
Net realized and unrealized gain (loss)	(2.09)	.71	4.57
Total from investment operations	(1.67)	1.14	5.07
Distributions from net investment income	(.40)	(.40)	(.31)
Distributions from net realized gain	(.01)	(.11)	(.07)
Total distributions	(.41)	(.51)	(.37) D
Net asset value, end of period	$21.09	$23.17	$22.54
Total Return E,F	(7.09)%	4.95%	28.53%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06%	.06%	.06% I
Expenses net of all reductions	.06%	.06%	.06% I
Net investment income (loss)	2.03%	1.80%	3.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,072,883	$2,292,324	$1,044,525
Portfolio turnover rate J	11%	12%	20%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2055 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.7
Fidelity Series Long-Term Treasury Bond Index Fund	5.1
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0

Asset Allocation (% of Fund's net assets)

Fidelity Freedom® Index 2055 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 54.2%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $4,067,809,218)	332,223,766	4,501,632,032

International Equity Funds - 35.7%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $2,935,072,788)	224,801,857	2,971,880,544

Bond Funds - 10.1%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	36,639,505	332,686,709
Fidelity Series International Developed Markets Bond Index Fund (a)	9,562,134	83,094,941
Fidelity Series Long-Term Treasury Bond Index Fund (a)	67,772,234	420,865,574
TOTAL BOND FUNDS (Cost $955,047,317)		836,647,224

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,957,929,323)	8,310,159,800
NET OTHER ASSETS (LIABILITIES) - 0.0%	(390,954)
NET ASSETS - 100.0%	8,309,768,846

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	1,119	871,297	872,416	85	-	-	-	0.0%
Total	1,119	871,297	872,416	85	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	304,828,835	142,083,698	94,647,518	6,797,516	(7,631,003)	(11,947,303)	332,686,709
Fidelity Series Global ex U.S. Index Fund	2,306,019,982	1,115,367,630	345,644,150	68,966,834	(45,529,377)	(58,333,541)	2,971,880,544
Fidelity Series International Developed Markets Bond Index Fund	48,732,302	42,477,578	4,296,809	507,715	(531,965)	(3,286,165)	83,094,941
Fidelity Series Long-Term Treasury Bond Index Fund	295,501,456	213,553,199	31,795,451	9,317,596	(8,917,596)	(47,476,034)	420,865,574
Fidelity Series Total Market Index Fund	3,454,957,479	1,667,653,595	302,093,270	61,281,884	(36,072,914)	(282,812,858)	4,501,632,032
	6,410,040,054	3,181,135,700	778,477,198	146,871,545	(98,682,855)	(403,855,901)	8,310,159,800

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	4,501,632,032	4,501,632,032	-	-

International Equity Funds	2,971,880,544	2,971,880,544	-	-

Bond Funds	836,647,224	836,647,224	-	-
Total Investments in Securities:	8,310,159,800	8,310,159,800	-	-

Fidelity Freedom® Index 2055 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $7,957,929,323)	$8,310,159,800

Total Investment in Securities (cost $7,957,929,323)		$8,310,159,800
Cash		3,965
Receivable for investments sold		4,451,056
Receivable for fund shares sold		40,094,840
Total assets		8,354,709,661
Liabilities
Payable for investments purchased	$36,537,594
Payable for fund shares redeemed	8,008,546
Accrued management fee	394,675
Total Liabilities		44,940,815
Net Assets		$8,309,768,846
Net Assets consist of:
Paid in capital		$8,078,182,858
Total accumulated earnings (loss)		231,585,988
Net Assets		$8,309,768,846

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($851,207,346 ÷ 49,068,999 shares)		$17.35
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($5,604,999,347 ÷ 322,948,835 shares)		$17.36
Premier Class :
Net Asset Value , offering price and redemption price per share ($1,853,562,153 ÷ 106,832,397 shares)		$17.35

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$142,004,142
Income from Fidelity Central Funds		85
Total Income		142,004,227
Expenses
Management fee	$5,184,313
Independent trustees' fees and expenses	24,111
Total expenses before reductions	5,208,424
Expense reductions	(21)
Total expenses after reductions		5,208,403
Net Investment income (loss)		136,795,824
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(98,682,855)
Capital gain distributions from underlying funds:
Affiliated issuers	4,867,403
Total net realized gain (loss)		(93,815,452)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(403,855,901)
Total change in net unrealized appreciation (depreciation)		(403,855,901)
Net gain (loss)		(497,671,353)
Net increase (decrease) in net assets resulting from operations		$(360,875,529)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$136,795,824	$97,770,989
Net realized gain (loss)	(93,815,452)	88,254
Change in net unrealized appreciation (depreciation)	(403,855,901)	74,103,403
Net increase (decrease) in net assets resulting from operations	(360,875,529)	171,962,646
Distributions to shareholders	(139,141,249)	(117,006,432)
Share transactions - net increase (decrease)	2,400,054,137	2,268,983,634
Total increase (decrease) in net assets	1,900,037,359	2,323,939,848

Net Assets
Beginning of period	6,409,731,487	4,085,791,639
End of period	$8,309,768,846	$6,409,731,487

Financial Highlights
Fidelity Freedom® Index 2055 Fund Investor Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.05	$18.51	$12.59	$15.33	$15.01
Income from Investment Operations
Net investment income (loss) A,B	.33	.34	.26	.28	.31
Net realized and unrealized gain (loss)	(1.70)	.58	5.99	(1.33)	.34
Total from investment operations	(1.37)	.92	6.25	(1.05)	.65
Distributions from net investment income	(.31)	(.31)	(.24)	(.26)	(.30)
Distributions from net realized gain	(.01)	(.08)	(.09)	(1.42)	(.03)
Total distributions	(.33) C	(.38) C	(.33)	(1.69) C	(.33)
Net asset value, end of period	$17.35	$19.05	$18.51	$12.59	$15.33
Total Return D	(7.11)%	4.88%	49.88%	(8.94)%	4.57%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.12%	.12%	.12%	.12%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.11%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.11%
Net investment income (loss)	1.99%	1.75%	1.59%	1.83%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$851,207	$781,317	$1,962,061	$867,162	$510,460
Portfolio turnover rate G	11%	12%	21%	74%	11%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2055 Fund Institutional Premium Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$19.06	$18.53	$12.61	$15.34	$15.02
Income from Investment Operations
Net investment income (loss) A,B	.34	.35	.27	.29	.32
Net realized and unrealized gain (loss)	(1.71)	.58	5.99	(1.33)	.34
Total from investment operations	(1.37)	.93	6.26	(1.04)	.66
Distributions from net investment income	(.32)	(.33)	(.25)	(.27)	(.30)
Distributions from net realized gain	(.01)	(.08)	(.09)	(1.42)	(.03)
Total distributions	(.33)	(.40) C	(.34)	(1.69)	(.34) C
Net asset value, end of period	$17.36	$19.06	$18.53	$12.61	$15.34
Total Return D	(7.07)%	4.92%	49.87%	(8.85)%	4.61%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.10%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.05%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.05%
Net investment income (loss)	2.03%	1.79%	1.63%	1.87%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$5,604,999	$4,444,575	$1,659,777	$713,027	$516,194
Portfolio turnover rate G	11%	12%	21%	74%	11%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2055 Fund Premier Class

Years ended March 31,	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$19.06	$18.52	$14.66
Income from Investment Operations
Net investment income (loss) B,C	.34	.35	.39
Net realized and unrealized gain (loss)	(1.71)	.60	3.77
Total from investment operations	(1.37)	.95	4.16
Distributions from net investment income	(.32)	(.33)	(.25)
Distributions from net realized gain	(.01)	(.08)	(.05)
Total distributions	(.34) D	(.41)	(.30)
Net asset value, end of period	$17.35	$19.06	$18.52
Total Return E,F	(7.10)%	4.99%	28.47%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06%	.06%	.06% I
Expenses net of all reductions	.06%	.06%	.06% I
Net investment income (loss)	2.05%	1.81%	2.84% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,853,562	$1,183,840	$463,953
Portfolio turnover rate J	11%	12%	21%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns for periods of less than one year are not annualized.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2060 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.7
Fidelity Series Long-Term Treasury Bond Index Fund	5.1
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0

Asset Allocation (% of Fund's net assets)

Fidelity Freedom® Index 2060 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 54.2%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $2,060,538,287)	164,052,935	2,222,917,272

International Equity Funds - 35.7%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $1,458,021,559)	111,007,854	1,467,523,831

Bond Funds - 10.1%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	18,091,808	164,273,620
Fidelity Series International Developed Markets Bond Index Fund (a)	4,722,512	41,038,632
Fidelity Series Long-Term Treasury Bond Index Fund (a)	33,465,673	207,821,831
TOTAL BOND FUNDS (Cost $465,685,223)		413,134,083

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,984,245,069)	4,103,575,186
NET OTHER ASSETS (LIABILITIES) - 0.0%	(198,442)
NET ASSETS - 100.0%	4,103,376,744

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	1,310	308,211	309,521	33	-	-	-	0.0%
Total	1,310	308,211	309,521	33	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	135,420,207	81,007,730	43,412,780	3,207,401	(3,154,244)	(5,587,293)	164,273,620
Fidelity Series Global ex U.S. Index Fund	1,024,569,721	649,375,393	166,959,964	32,777,818	(22,089,610)	(17,371,709)	1,467,523,831
Fidelity Series International Developed Markets Bond Index Fund	21,656,004	23,294,392	2,202,655	239,736	(280,373)	(1,428,736)	41,038,632
Fidelity Series Long-Term Treasury Bond Index Fund	131,293,277	117,681,381	15,859,494	4,394,450	(4,420,101)	(20,873,232)	207,821,831
Fidelity Series Total Market Index Fund	1,535,044,017	972,974,263	149,515,591	28,752,940	(19,274,106)	(116,311,311)	2,222,917,272
	2,847,983,226	1,844,333,159	377,950,484	69,372,345	(49,218,434)	(161,572,281)	4,103,575,186

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	2,222,917,272	2,222,917,272	-	-

International Equity Funds	1,467,523,831	1,467,523,831	-	-

Bond Funds	413,134,083	413,134,083	-	-
Total Investments in Securities:	4,103,575,186	4,103,575,186	-	-

Fidelity Freedom® Index 2060 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $3,984,245,069)	$4,103,575,186

Total Investment in Securities (cost $3,984,245,069)		$4,103,575,186
Cash		1,344
Receivable for investments sold		2,140,651
Receivable for fund shares sold		20,741,926
Total assets		4,126,459,107
Liabilities
Payable for investments purchased	$18,454,380
Payable for fund shares redeemed	4,429,789
Accrued management fee	198,194
Total Liabilities		23,082,363
Net Assets		$4,103,376,744
Net Assets consist of:
Paid in capital		$4,042,959,551
Total accumulated earnings (loss)		60,417,193
Net Assets		$4,103,376,744

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($490,977,590 ÷ 33,416,894 shares)		$14.69
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($2,743,603,094 ÷ 186,691,004 shares)		$14.70
Premier Class :
Net Asset Value , offering price and redemption price per share ($868,796,060 ÷ 59,102,385 shares)		$14.70

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$67,206,423
Income from Fidelity Central Funds		33
Total Income		67,206,456
Expenses
Management fee	$2,467,342
Independent trustees' fees and expenses	11,206
Total expenses before reductions	2,478,548
Expense reductions	(6)
Total expenses after reductions		2,478,542
Net Investment income (loss)		64,727,914
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(49,218,434)
Capital gain distributions from underlying funds:
Affiliated issuers	2,165,922
Total net realized gain (loss)		(47,052,512)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(161,572,281)
Total change in net unrealized appreciation (depreciation)		(161,572,281)
Net gain (loss)		(208,624,793)
Net increase (decrease) in net assets resulting from operations		$(143,896,879)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$64,727,914	$41,435,840
Net realized gain (loss)	(47,052,512)	(541,793)
Change in net unrealized appreciation (depreciation)	(161,572,281)	22,965,741
Net increase (decrease) in net assets resulting from operations	(143,896,879)	63,859,788
Distributions to shareholders	(65,923,750)	(49,042,894)
Share transactions - net increase (decrease)	1,465,354,278	1,203,015,315
Total increase (decrease) in net assets	1,255,533,649	1,217,832,209

Net Assets
Beginning of period	2,847,843,095	1,630,010,886
End of period	$4,103,376,744	$2,847,843,095

Financial Highlights
Fidelity Freedom® Index 2060 Fund Investor Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.13	$15.67	$10.65	$12.49	$12.23
Income from Investment Operations
Net investment income (loss) A,B	.28	.29	.23	.24	.26
Net realized and unrealized gain (loss)	(1.45)	.49	5.06	(1.19)	.27
Total from investment operations	(1.17)	.78	5.29	(.95)	.53
Distributions from net investment income	(.26)	(.26)	(.20)	(.21)	(.24)
Distributions from net realized gain	(.01)	(.06)	(.07)	(.68)	(.03)
Total distributions	(.27)	(.32)	(.27)	(.89)	(.27)
Net asset value, end of period	$14.69	$16.13	$15.67	$10.65	$12.49
Total Return C	(7.13)%	4.87%	49.89%	(8.95)%	4.54%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.12%	.12%	.12%	.12%	.15%
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12%	.11%
Expenses net of all reductions	.12%	.12%	.12%	.12%	.11%
Net investment income (loss)	2.00%	1.76%	1.58%	1.85%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$490,978	$402,772	$813,216	$323,054	$160,477
Portfolio turnover rate F	12%	12%	24%	67%	15%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2060 Fund Institutional Premium Class

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.14	$15.68	$10.66	$12.50	$12.23
Income from Investment Operations
Net investment income (loss) A,B	.29	.30	.23	.24	.27
Net realized and unrealized gain (loss)	(1.45)	.50	5.07	(1.19)	.27
Total from investment operations	(1.16)	.80	5.30	(.95)	.54
Distributions from net investment income	(.27)	(.27)	(.21)	(.21)	(.24)
Distributions from net realized gain	(.01)	(.06)	(.07)	(.68)	(.03)
Total distributions	(.28)	(.34) C	(.28)	(.89)	(.27)
Net asset value, end of period	$14.70	$16.14	$15.68	$10.66	$12.50
Total Return D	(7.08)%	4.96%	49.92%	(8.93)%	4.66%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.08%	.08%	.08%	.08%	.10%
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08%	.05%
Expenses net of all reductions	.08%	.08%	.08%	.08%	.05%
Net investment income (loss)	2.04%	1.80%	1.62%	1.90%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$2,743,603	$1,938,419	$633,265	$241,263	$138,092
Portfolio turnover rate G	12%	12%	24%	67%	15%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2060 Fund Premier Class

Years ended March 31,	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$16.14	$15.69	$12.41
Income from Investment Operations
Net investment income (loss) B,C	.29	.30	.32
Net realized and unrealized gain (loss)	(1.45)	.49	3.21
Total from investment operations	(1.16)	.79	3.53
Distributions from net investment income	(.27)	(.27)	(.21)
Distributions from net realized gain	(.01)	(.06)	(.04)
Total distributions	(.28)	(.34) D	(.25)
Net asset value, end of period	$14.70	$16.14	$15.69
Total Return E,F	(7.06)%	4.91%	28.52%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06%	.06%	.06% I
Expenses net of all reductions	.06%	.06%	.06% I
Net investment income (loss)	2.06%	1.82%	2.82% I
Supplemental Data
Net assets, end of period (000 omitted)	$868,796	$506,652	$183,530
Portfolio turnover rate J	12%	12%	24%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2065 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Total Market Index Fund	54.2
Fidelity Series Global ex U.S. Index Fund	35.7
Fidelity Series Long-Term Treasury Bond Index Fund	5.1
Fidelity Series Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	1.0
100.0

Asset Allocation (% of Fund's net assets)

Fidelity Freedom® Index 2065 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 54.2%
	Shares	Value ($)
Fidelity Series Total Market Index Fund (a) (Cost $488,219,055)	36,829,231	499,036,073

International Equity Funds - 35.7%
	Shares	Value ($)
Fidelity Series Global ex U.S. Index Fund (a) (Cost $330,932,491)	24,922,384	329,473,919

Bond Funds - 10.1%
	Shares	Value ($)
Fidelity Series Bond Index Fund (a)	4,061,402	36,877,534
Fidelity Series International Developed Markets Bond Index Fund (a)	1,059,693	9,208,734
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,512,619	46,653,365
TOTAL BOND FUNDS (Cost $101,362,738)		92,739,633

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $920,514,284)	921,249,625
NET OTHER ASSETS (LIABILITIES) - 0.0%	(44,374)
NET ASSETS - 100.0%	921,205,251

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	144	77,049	77,193	8	-	-	-	0.0%
Total	144	77,049	77,193	8	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series Bond Index Fund	22,751,030	23,394,880	7,799,739	633,437	(537,249)	(931,388)	36,877,534
Fidelity Series Global ex U.S. Index Fund	172,181,203	194,367,081	33,917,270	6,617,833	(4,585,152)	1,428,057	329,473,919
Fidelity Series International Developed Markets Bond Index Fund	3,640,969	6,352,550	495,246	47,469	(62,459)	(227,080)	9,208,734
Fidelity Series Long-Term Treasury Bond Index Fund	22,063,342	31,999,749	3,100,290	866,634	(832,409)	(3,477,027)	46,653,365
Fidelity Series Total Market Index Fund	257,973,665	292,571,984	32,152,578	5,623,480	(4,584,143)	(14,772,855)	499,036,073
	478,610,209	548,686,244	77,465,123	13,788,853	(10,601,412)	(17,980,293)	921,249,625

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	499,036,073	499,036,073	-	-

International Equity Funds	329,473,919	329,473,919	-	-

Bond Funds	92,739,633	92,739,633	-	-
Total Investments in Securities:	921,249,625	921,249,625	-	-

Fidelity Freedom® Index 2065 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $920,514,284)	$921,249,625

Total Investment in Securities (cost $920,514,284)		$921,249,625
Cash		558
Receivable for investments sold		207,973
Receivable for fund shares sold		9,664,881
Total assets		931,123,037
Liabilities
Payable for investments purchased	$9,045,880
Payable for fund shares redeemed	827,750
Accrued management fee	44,156
Total Liabilities		9,917,786
Net Assets		$921,205,251
Net Assets consist of:
Paid in capital		$932,563,141
Total accumulated earnings (loss)		(11,357,890)
Net Assets		$921,205,251

Net Asset Value and Maximum Offering Price
Investor Class :
Net Asset Value , offering price and redemption price per share ($117,042,452 ÷ 9,853,387 shares)		$11.88
Institutional Premium Class :
Net Asset Value , offering price and redemption price per share ($581,490,940 ÷ 48,954,941 shares)		$11.88
Premier Class :
Net Asset Value , offering price and redemption price per share ($222,671,859 ÷ 18,748,064 shares)		$11.88

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$13,423,484
Income from Fidelity Central Funds		8
Total Income		13,423,492
Expenses
Management fee	$479,858
Independent trustees' fees and expenses	2,128
Total expenses before reductions	481,986
Expense reductions	(6)
Total expenses after reductions		481,980
Net Investment income (loss)		12,941,512
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(10,601,412)
Capital gain distributions from underlying funds:
Affiliated issuers	365,369
Total net realized gain (loss)		(10,236,043)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(17,980,293)
Total change in net unrealized appreciation (depreciation)		(17,980,293)
Net gain (loss)		(28,216,336)
Net increase (decrease) in net assets resulting from operations		$(15,274,824)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,941,512	$6,296,449
Net realized gain (loss)	(10,236,043)	(360,656)
Change in net unrealized appreciation (depreciation)	(17,980,293)	(1,264,831)
Net increase (decrease) in net assets resulting from operations	(15,274,824)	4,670,962
Distributions to shareholders	(13,264,421)	(7,030,508)
Share transactions - net increase (decrease)	471,157,613	297,675,782
Total increase (decrease) in net assets	442,618,368	295,316,236

Net Assets
Beginning of period	478,586,883	183,270,647
End of period	$921,205,251	$478,586,883

Financial Highlights
Fidelity Freedom® Index 2065 Fund Investor Class

Years ended March 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.04	$12.65	$8.60	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.25	.12	.25
Net realized and unrealized gain (loss)	(1.17)	.38 D	4.15	(1.43)
Total from investment operations	(.94)	.63	4.27	(1.18)
Distributions from net investment income	(.21)	(.20)	(.15)	(.19)
Distributions from net realized gain	(.01)	(.04)	(.07)	(.02)
Total distributions	(.22)	(.24)	(.22)	(.22) E
Net asset value, end of period	$11.88	$13.04	$12.65	$8.60
Total Return F,G	(7.12)%	4.87%	49.88%	(12.24)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.12%	.12%	.12%	.12% J
Expenses net of fee waivers, if any	.12%	.12%	.12%	.12% J
Expenses net of all reductions	.12%	.12%	.12%	.12% J
Net investment income (loss)	2.04%	1.88%	1.04%	3.25% J
Supplemental Data
Net assets, end of period (000 omitted)	$117,042	$74,401	$86,437	$15,363
Portfolio turnover rate K	12%	11%	33%	103% J

A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2065 Fund Institutional Premium Class

Years ended March 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.04	$12.65	$8.60	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.26	.12	.25
Net realized and unrealized gain (loss)	(1.18)	.38 D	4.15	(1.43)
Total from investment operations	(.94)	.64	4.27	(1.18)
Distributions from net investment income	(.22)	(.21)	(.15)	(.19)
Distributions from net realized gain	(.01)	(.04)	(.07)	(.02)
Total distributions	(.22) E	(.25)	(.22)	(.22) E
Net asset value, end of period	$11.88	$13.04	$12.65	$8.60
Total Return F,G	(7.08)%	4.95%	49.92%	(12.23)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.08%	.08%	.08%	.08% J
Expenses net of fee waivers, if any	.08%	.08%	.08%	.08% J
Expenses net of all reductions	.08%	.08%	.08%	.08% J
Net investment income (loss)	2.08%	1.92%	1.08%	3.29% J
Supplemental Data
Net assets, end of period (000 omitted)	$581,491	$298,536	$66,985	$9,896
Portfolio turnover rate K	12%	11%	33%	103% J

A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Index 2065 Fund Premier Class

Years ended March 31,	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$13.04	$12.65	$9.99
Income from Investment Operations
Net investment income (loss) B,C	.24	.26	.59
Net realized and unrealized gain (loss)	(1.17)	.38 D	2.25
Total from investment operations	(.93)	.64	2.84
Distributions from net investment income	(.22)	(.21)	(.15)
Distributions from net realized gain	(.01)	(.04)	(.03)
Total distributions	(.23)	(.25)	(.18)
Net asset value, end of period	$11.88	$13.04	$12.65
Total Return E,F	(7.06)%	4.96%	28.47%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.06%	.06%	.06% I
Expenses net of fee waivers, if any	.06%	.06%	.06% I
Expenses net of all reductions	.06%	.06%	.06% I
Net investment income (loss)	2.10%	1.94%	6.34% I
Supplemental Data
Net assets, end of period (000 omitted)	$222,672	$105,651	$29,849
Portfolio turnover rate J	12%	11%	33%

A For the period June 24, 2020 (commencement of sale of shares) through March 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended March 31, 2023

1.   Organization.
Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund and Fidelity Freedom Index 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class, Institutional Premium Class and Premier Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2.   Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.   Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of March 31, 2023 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or ETFs are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Freedom Index 2030 Fund	37,820

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2023, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards, and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Index Income Fund	$1,373,697,798	$39,925,893	$(118,835,379)	$(78,909,486)
Fidelity Freedom Index 2005 Fund	259,837,064	12,146,494	(20,350,931)	(8,204,437)
Fidelity Freedom Index 2010 Fund	756,221,826	53,875,884	(58,316,756)	(4,440,872)
Fidelity Freedom Index 2015 Fund	2,147,537,910	183,986,727	(172,098,080)	11,888,647
Fidelity Freedom Index 2020 Fund	7,161,995,685	744,287,149	(555,725,354)	188,561,795
Fidelity Freedom Index 2025 Fund	13,128,853,817	1,167,329,666	(1,030,785,298)	136,544,368
Fidelity Freedom Index 2030 Fund	17,069,377,943	1,603,621,319	(1,202,292,119)	401,329,200
Fidelity Freedom Index 2035 Fund	15,475,570,647	1,488,040,828	(918,658,470)	569,382,358
Fidelity Freedom Index 2040 Fund	14,889,643,464	1,646,390,403	(715,192,323)	931,198,080
Fidelity Freedom Index 2045 Fund	12,650,984,116	1,227,077,437	(598,517,442)	628,559,995
Fidelity Freedom Index 2050 Fund	11,741,465,830	1,126,405,996	(532,124,321)	594,281,675
Fidelity Freedom Index 2055 Fund	8,079,076,779	610,266,385	(379,183,364)	231,083,021
Fidelity Freedom Index 2060 Fund	4,043,549,601	250,640,909	(190,615,324)	60,025,585
Fidelity Freedom Index 2065 Fund	932,693,295	31,897,019	(43,340,689)	(11,443,670)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Index Income Fund	$2,474,772	$(5,143,238)	$(78,909,486)
Fidelity Freedom Index 2005 Fund	724,168	(417,349)	(8,204,437)
Fidelity Freedom Index 2010 Fund	1,695,669	(705,034)	(4,440,872)
Fidelity Freedom Index 2015 Fund	3,833,632	(25,723,987)	11,888,647
Fidelity Freedom Index 2020 Fund	9,895,076	(81,930,237)	188,561,795
Fidelity Freedom Index 2025 Fund	18,339,156	(65,604,911)	136,544,368
Fidelity Freedom Index 2030 Fund	25,378,706	(44,094,036)	401,329,200
Fidelity Freedom Index 2035 Fund	17,010,523	-	569,382,358
Fidelity Freedom Index 2040 Fund	5,909,809	-	931,198,080
Fidelity Freedom Index 2045 Fund	2,809,820	(5,679,926)	628,559,995
Fidelity Freedom Index 2050 Fund	2,578,887	(4,107,834)	594,281,675
Fidelity Freedom Index 2055 Fund	1,523,726	(1,020,759)	231,083,021
Fidelity Freedom Index 2060 Fund	391,607	-	60,025,585
Fidelity Freedom Index 2065 Fund	85,780	-	(11,443,670)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Freedom Index Income Fund	$(1,752,736)	$(3,390,502)	$(5,143,238)
Fidelity Freedom Index 2005 Fund	-	(417,349)	(417,349)
Fidelity Freedom Index 2010 Fund	(705,034)	-	(705,034)
Fidelity Freedom Index 2015 Fund	(15,610,846)	(10,113,141)	(25,723,987)
Fidelity Freedom Index 2020 Fund	(43,748,157)	(38,182,080)	(81,930,237)
Fidelity Freedom Index 2025 Fund	(34,604,378)	(31,000,533)	(65,604,911)
Fidelity Freedom Index 2030 Fund	(22,670,494)	(21,423,542)	(44,094,036)
Fidelity Freedom Index 2035 Fund	-	-	-
Fidelity Freedom Index 2040 Fund	-	-	-
Fidelity Freedom Index 2045 Fund	(5,679,926)	-	(5,679,926)
Fidelity Freedom Index 2050 Fund	(4,107,834)	-	(4,107,834)
Fidelity Freedom Index 2055 Fund	(1,020,759)	-	(1,020,759)
Fidelity Freedom Index 2060 Fund	-	-	-
Fidelity Freedom Index 2065 Fund	-	-	-

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2022 to March 31, 2023. Loss deferrals were as follows:

Capital losses
Fidelity Freedom Index 2035 Fund	$(5,801,929)

The tax character of distributions paid was as follows:

March 31, 2023
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Index Income Fund	$36,308,294	$2,367,883	$38,676,177
Fidelity Freedom Index 2005 Fund	6,716,480	1,633,279	8,349,759
Fidelity Freedom Index 2010 Fund	20,129,446	6,711,806	26,841,252
Fidelity Freedom Index 2015 Fund	56,811,256	7,725,486	64,536,742
Fidelity Freedom Index 2020 Fund	184,893,603	24,010,771	208,904,374
Fidelity Freedom Index 2025 Fund	308,844,550	14,022,996	322,867,546
Fidelity Freedom Index 2030 Fund	360,181,439	18,379,335	378,560,774
Fidelity Freedom Index 2035 Fund	281,571,202	9,635,362	291,206,564
Fidelity Freedom Index 2040 Fund	281,993,187	9,952,344	291,945,531
Fidelity Freedom Index 2045 Fund	230,118,918	6,170,951	236,289,869
Fidelity Freedom Index 2050 Fund	209,968,262	5,553,475	215,521,737
Fidelity Freedom Index 2055 Fund	135,288,942	3,852,307	139,141,249
Fidelity Freedom Index 2060 Fund	64,057,312	1,866,438	65,923,750
Fidelity Freedom Index 2065 Fund	12,981,679	282,742	13,264,421

March 31, 2022
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Index Income Fund	$20,848,948	$4,645,112	$25,494,060
Fidelity Freedom Index 2005 Fund	4,372,992	3,451,195	7,824,187
Fidelity Freedom Index 2010 Fund	15,196,336	17,462,007	32,658,343
Fidelity Freedom Index 2015 Fund	44,065,215	27,464,352	71,529,567
Fidelity Freedom Index 2020 Fund	160,978,044	76,784,154	237,762,198
Fidelity Freedom Index 2025 Fund	250,811,545	44,953,130	295,764,675
Fidelity Freedom Index 2030 Fund	311,054,324	52,775,321	363,829,645
Fidelity Freedom Index 2035 Fund	251,316,517	38,429,382	289,745,899
Fidelity Freedom Index 2040 Fund	253,789,487	37,756,017	291,545,504
Fidelity Freedom Index 2045 Fund	198,196,298	27,800,302	225,996,600
Fidelity Freedom Index 2050 Fund	176,885,864	25,539,609	202,425,473
Fidelity Freedom Index 2055 Fund	103,441,230	13,565,202	117,006,432
Fidelity Freedom Index 2060 Fund	43,672,025	5,370,869	49,042,894
Fidelity Freedom Index 2065 Fund	6,539,504	491,004	7,030,508
4.   Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Index Income Fund	344,394,206	276,241,830
Fidelity Freedom Index 2005 Fund	81,275,776	67,749,493
Fidelity Freedom Index 2010 Fund	197,905,841	219,204,875
Fidelity Freedom Index 2015 Fund	479,471,912	580,263,348
Fidelity Freedom Index 2020 Fund	1,586,960,761	1,942,884,769
Fidelity Freedom Index 2025 Fund	3,173,977,604	2,319,127,788
Fidelity Freedom Index 2030 Fund	4,543,711,829	2,489,572,780
Fidelity Freedom Index 2035 Fund	4,447,928,179	1,927,304,850
Fidelity Freedom Index 2040 Fund	4,261,769,736	1,700,315,896
Fidelity Freedom Index 2045 Fund	3,928,599,326	1,313,613,788
Fidelity Freedom Index 2050 Fund	3,957,481,167	1,190,310,861
Fidelity Freedom Index 2055 Fund	3,181,135,700	778,477,198
Fidelity Freedom Index 2060 Fund	1,844,333,159	377,950,484
Fidelity Freedom Index 2065 Fund	548,686,244	77,465,123
5.   Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. Under the management contract, Investor Class, Institutional Premium Class and Premier Class of each Fund pays an all-inclusive monthly management fee at an annual rate of .12%, .08% and .06% of class-level average net assets, respectively. Under the management contract, each Fund's investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as interest expense. In addition, under the expense contract, total expenses, including acquired fund fees and expenses, are limited to an annual rate of .12%, .08% and .06% of class-level average net assets for Investor Class, Institutional Premium Class and Premier Class, respectively, with certain exceptions.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Net Assets.

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying   table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Freedom Index Income Fund	22,256,667	603,802
Fidelity Freedom Index 2005 Fund	4,949,577	166,635
Fidelity Freedom Index 2010 Fund	14,191,070	631,236
Fidelity Freedom Index 2015 Fund	29,748,230	1,152,683
Fidelity Freedom Index 2020 Fund	84,251,171	2,931,515
Fidelity Freedom Index 2025 Fund	109,006,154	2,675,858
Fidelity Freedom Index 2030 Fund	107,554,641	2,308,913
6.   Expense Reductions.
Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Fidelity Freedom Index Income Fund	$60	$
Fidelity Freedom Index 2005 Fund	9
Fidelity Freedom Index 2010 Fund	77
Fidelity Freedom Index 2015 Fund	23
Fidelity Freedom Index 2020 Fund	75
Fidelity Freedom Index 2025 Fund	68
Fidelity Freedom Index 2030 Fund	128
Fidelity Freedom Index 2035 Fund	50
Fidelity Freedom Index 2040 Fund	92
Fidelity Freedom Index 2045 Fund	48
Fidelity Freedom Index 2050 Fund	42
Fidelity Freedom Index 2055 Fund	18
Institutional Premium Class		3
Fidelity Freedom Index 2060 Fund	6
Fidelity Freedom Index 2065 Fund	6
7.   Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended March 31, 2023	Year ended March 31, 2022
Fidelity Freedom Index Income Fund
Distributions to shareholders
Investor Class	$5,813,453	$5,394,946
Institutional Premium Class	21,740,878	14,202,717
Premier Class	11,121,846	5,896,397
Total	$38,676,177	$25,494,060
Fidelity Freedom Index 2005 Fund
Distributions to shareholders
Investor Class	$1,593,283	$1,971,108
Institutional Premium Class	5,848,074	5,359,867
Premier Class	908,402	493,212
Total	$8,349,759	$7,824,187
Fidelity Freedom Index 2010 Fund
Distributions to shareholders
Investor Class	$6,592,060	$9,206,372
Institutional Premium Class	18,473,712	21,972,614
Premier Class	1,775,480	1,479,357
Total	$26,841,252	$32,658,343
Fidelity Freedom Index 2015 Fund
Distributions to shareholders
Investor Class	$14,633,837	$19,585,383
Institutional Premium Class	35,611,042	38,768,703
Premier Class	14,291,863	13,175,481
Total	$64,536,742	$71,529,567
Fidelity Freedom Index 2020 Fund
Distributions to shareholders
Investor Class	$42,247,939	$54,889,794
Institutional Premium Class	125,195,573	143,219,434
Premier Class	41,460,862	39,652,970
Total	$208,904,374	$237,762,198
Fidelity Freedom Index 2025 Fund
Distributions to shareholders
Investor Class	$55,554,128	$60,731,557
Institutional Premium Class	199,899,819	181,892,966
Premier Class	67,413,599	53,140,152
Total	$322,867,546	$295,764,675
Fidelity Freedom Index 2030 Fund
Distributions to shareholders
Investor Class	$55,800,588	$64,572,151
Institutional Premium Class	246,443,741	234,597,582
Premier Class	76,316,445	64,659,912
Total	$378,560,774	$363,829,645
Fidelity Freedom Index 2035 Fund
Distributions to shareholders
Investor Class	$38,236,746	$45,530,507
Institutional Premium Class	186,428,646	185,004,887
Premier Class	66,541,172	59,210,505
Total	$291,206,564	$289,745,899
Fidelity Freedom Index 2040 Fund
Distributions to shareholders
Investor Class	$33,136,883	$38,299,288
Institutional Premium Class	192,018,495	192,780,856
Premier Class	66,790,153	60,465,360
Total	$291,945,531	$291,545,504
Fidelity Freedom Index 2045 Fund
Distributions to shareholders
Investor Class	$24,468,834	$27,779,533
Institutional Premium Class	153,908,402	146,966,158
Premier Class	57,912,633	51,250,909
Total	$236,289,869	$225,996,600
Fidelity Freedom Index 2050 Fund
Distributions to shareholders
Investor Class	$21,713,722	$23,949,677
Institutional Premium Class	141,671,926	133,604,581
Premier Class	52,136,089	44,871,215
Total	$215,521,737	$202,425,473
Fidelity Freedom Index 2055 Fund
Distributions to shareholders
Investor Class	$14,818,440	$14,928,491
Institutional Premium Class	94,399,059	80,213,438
Premier Class	29,923,750	21,864,503
Total	$139,141,249	$117,006,432
Fidelity Freedom Index 2060 Fund
Distributions to shareholders
Investor Class	$8,220,659	$7,097,374
Institutional Premium Class	43,901,992	33,140,534
Premier Class	13,801,099	8,804,986
Total	$65,923,750	$49,042,894
Fidelity Freedom Index 2065 Fund
Distributions to shareholders
Investor Class	$1,666,528	$1,109,725
Institutional Premium Class	8,313,850	4,299,113
Premier Class	3,284,043	1,621,670
Total	$13,264,421	$7,030,508
8.   Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2023	Year ended March 31, 2022	Year ended March 31, 2023	Year ended March 31, 2022
Fidelity Freedom Index Income Fund
Investor Class
Shares sold	3,776,771	8,481,393	$43,028,277	$107,435,815
Reinvestment of distributions	483,299	405,350	5,395,168	5,132,886
Shares redeemed	(6,193,127)	(28,504,938)	(70,249,518)	(360,223,936)
Net increase (decrease)	(1,933,057)	(19,618,195)	$(21,826,073)	$(247,655,235)
Institutional Premium Class
Shares sold	22,654,211	49,575,552	$255,103,303	$625,596,426
Reinvestment of distributions	1,949,588	1,122,790	21,709,070	14,202,305
Shares redeemed	(20,278,462)	(23,203,204)	(229,161,333)	(292,198,319)
Net increase (decrease)	4,325,337	27,495,138	$47,651,040	$347,600,412
Premier Class
Shares sold	8,619,168	23,047,327	$96,994,980	$292,916,276
Reinvestment of distributions	999,533	466,673	11,120,559	5,896,397
Shares redeemed	(5,783,964)	(3,183,861)	(65,247,051)	(40,016,365)
Net increase (decrease)	3,834,737	20,330,139	$42,868,488	$258,796,308
Fidelity Freedom Index 2005 Fund
Investor Class
Shares sold	529,644	1,966,344	$6,579,276	$27,694,913
Reinvestment of distributions	123,760	136,839	1,505,372	1,909,546
Shares redeemed	(1,139,216)	(8,224,180)	(14,166,188)	(115,310,215)
Net increase (decrease)	(485,812)	(6,120,997)	$(6,081,540)	$(85,705,756)
Institutional Premium Class
Shares sold	4,576,215	10,602,908	$56,623,812	$148,404,517
Reinvestment of distributions	481,503	384,063	5,847,606	5,359,861
Shares redeemed	(4,784,859)	(5,215,870)	(59,251,427)	(73,005,068)
Net increase (decrease)	272,859	5,771,101	$3,219,991	$80,759,310
Premier Class
Shares sold	1,989,686	1,354,970	$24,612,949	$18,878,809
Reinvestment of distributions	75,040	35,321	908,212	493,212
Shares redeemed	(654,820)	(338,396)	(8,165,484)	(4,708,998)
Net increase (decrease)	1,409,906	1,051,895	$17,355,677	$14,663,023
Fidelity Freedom Index 2010 Fund
Investor Class
Shares sold	1,133,204	4,839,851	$14,201,815	$69,231,957
Reinvestment of distributions	505,765	629,142	6,189,303	8,957,156
Shares redeemed	(3,963,733)	(23,046,498)	(49,623,186)	(329,686,734)
Net increase (decrease)	(2,324,764)	(17,577,505)	$(29,232,068)	$(251,497,621)
Institutional Premium Class
Shares sold	9,857,099	30,215,121	$122,960,995	$432,730,529
Reinvestment of distributions	1,509,937	1,543,158	18,452,769	21,972,507
Shares redeemed	(12,497,777)	(17,715,741)	(155,262,654)	(253,268,269)
Net increase (decrease)	(1,130,741)	14,042,538	$(13,848,890)	$201,434,767
Premier Class
Shares sold	3,363,003	3,790,957	$41,705,852	$54,389,609
Reinvestment of distributions	145,655	103,754	1,775,467	1,479,357
Shares redeemed	(1,338,916)	(1,030,719)	(16,635,303)	(14,643,434)
Net increase (decrease)	2,169,742	2,863,992	$26,846,016	$41,225,532
Fidelity Freedom Index 2015 Fund
Investor Class
Shares sold	3,121,386	9,632,515	$42,612,358	$149,498,195
Reinvestment of distributions	1,042,212	1,223,278	13,707,213	18,981,469
Shares redeemed	(9,609,823)	(49,325,988)	(129,965,260)	(763,372,393)
Net increase (decrease)	(5,446,225)	(38,470,195)	$(73,645,689)	$(594,892,729)
Institutional Premium Class
Shares sold	19,153,600	72,324,204	$258,386,753	$1,119,918,590
Reinvestment of distributions	2,710,606	2,497,214	35,592,100	38,768,136
Shares redeemed	(26,966,921)	(36,385,158)	(362,484,346)	(563,536,135)
Net increase (decrease)	(5,102,715)	38,436,260	$(68,505,493)	$595,150,591
Premier Class
Shares sold	9,729,851	28,204,523	$130,711,414	$440,324,385
Reinvestment of distributions	1,088,859	846,552	14,291,577	13,175,481
Shares redeemed	(7,340,306)	(4,946,640)	(99,122,778)	(76,128,706)
Net increase (decrease)	3,478,404	24,104,435	$45,880,213	$377,371,160
Fidelity Freedom Index 2020 Fund
Investor Class
Shares sold	9,802,832	35,110,862	$145,787,262	$599,390,051
Reinvestment of distributions	2,710,594	3,058,846	38,801,296	52,438,843
Shares redeemed	(26,193,664)	(147,696,067)	(386,386,145)	(2,511,947,013)
Net increase (decrease)	(13,680,238)	(109,526,359)	$(201,797,587)	$(1,860,118,119)
Institutional Premium Class
Shares sold	69,856,295	256,072,951	$1,027,664,829	$4,361,352,030
Reinvestment of distributions	8,728,233	8,329,069	124,789,963	142,869,596
Shares redeemed	(97,152,515)	(154,828,095)	(1,427,536,295)	(2,645,131,560)
Net increase (decrease)	(18,567,987)	109,573,925	$(275,081,503)	$1,859,090,066
Premier Class
Shares sold	24,997,402	73,480,499	$365,295,310	$1,261,881,908
Reinvestment of distributions	2,903,070	2,305,212	41,454,607	39,652,970
Shares redeemed	(18,353,791)	(13,752,567)	(271,032,612)	(233,304,654)
Net increase (decrease)	9,546,681	62,033,144	$135,717,305	$1,068,230,224
Fidelity Freedom Index 2025 Fund
Investor Class
Shares sold	18,604,307	56,734,839	$311,227,185	$1,091,306,328
Reinvestment of distributions	3,162,189	3,016,077	50,923,340	58,529,327
Shares redeemed	(31,257,526)	(218,848,664)	(520,511,797)	(4,184,214,590)
Net increase (decrease)	(9,491,030)	(159,097,748)	$(158,361,272)	$(3,034,378,935)
Institutional Premium Class
Shares sold	138,463,837	359,319,662	$2,298,659,359	$6,891,531,555
Reinvestment of distributions	12,391,537	9,335,797	199,365,444	181,616,864
Shares redeemed	(123,444,230)	(156,142,595)	(2,042,724,938)	(3,006,248,743)
Net increase (decrease)	27,411,144	212,512,864	$455,299,865	$4,066,899,676
Premier Class
Shares sold	50,908,322	103,732,816	$840,424,856	$2,004,154,818
Reinvestment of distributions	4,193,841	2,725,958	67,400,483	53,140,152
Shares redeemed	(20,621,892)	(14,391,020)	(343,578,487)	(276,169,756)
Net increase (decrease)	34,480,271	92,067,754	$564,246,852	$1,781,125,214
Fidelity Freedom Index 2030 Fund
Investor Class
Shares sold	21,532,747	58,229,571	$378,349,492	$1,179,636,160
Reinvestment of distributions	3,055,895	3,045,743	51,927,406	62,437,318
Shares redeemed	(26,260,369)	(229,481,691)	(459,424,810)	(4,619,212,400)
Net increase (decrease)	(1,671,727)	(168,206,377)	$(29,147,912)	$(3,377,138,922)
Institutional Premium Class
Shares sold	179,642,266	406,093,310	$3,144,259,468	$8,204,133,168
Reinvestment of distributions	14,467,083	11,394,470	245,700,619	234,108,725
Shares redeemed	(120,629,718)	(161,413,837)	(2,101,786,028)	(3,277,558,518)
Net increase (decrease)	73,479,631	256,073,943	$1,288,174,059	$5,160,683,375
Premier Class
Shares sold	61,111,562	111,963,713	$1,062,821,177	$2,276,591,704
Reinvestment of distributions	4,496,413	3,140,937	76,292,570	64,659,912
Shares redeemed	(19,375,245)	(10,894,011)	(339,691,126)	(220,435,978)
Net increase (decrease)	46,232,730	104,210,639	$799,422,621	$2,120,815,638
Fidelity Freedom Index 2035 Fund
Investor Class
Shares sold	19,156,453	43,930,772	$374,564,757	$990,304,042
Reinvestment of distributions	1,894,603	1,925,209	35,796,046	44,207,328
Shares redeemed	(17,582,689)	(185,181,062)	(343,344,718)	(4,137,404,034)
Net increase (decrease)	3,468,367	(139,325,081)	$67,016,085	$(3,102,892,664)
Institutional Premium Class
Shares sold	156,306,899	335,010,373	$3,040,188,178	$7,523,720,534
Reinvestment of distributions	9,851,238	8,019,906	186,004,530	184,756,784
Shares redeemed	(89,894,193)	(110,785,911)	(1,739,749,134)	(2,505,013,424)
Net increase (decrease)	76,263,944	232,244,368	$1,486,443,574	$5,203,463,894
Premier Class
Shares sold	62,375,862	93,239,380	$1,206,658,474	$2,108,785,102
Reinvestment of distributions	3,523,468	2,566,108	66,510,206	59,210,505
Shares redeemed	(15,939,231)	(8,782,168)	(310,963,720)	(198,334,451)
Net increase (decrease)	49,960,099	87,023,320	$962,204,960	$1,969,661,156
Fidelity Freedom Index 2040 Fund
Investor Class
Shares sold	16,290,013	37,137,861	$322,714,551	$851,345,804
Reinvestment of distributions	1,618,102	1,579,789	30,946,757	37,071,834
Shares redeemed	(12,920,150)	(165,957,172)	(255,272,394)	(3,762,192,029)
Net increase (decrease)	4,987,965	(127,239,522)	$98,388,914	$(2,873,774,391)
Institutional Premium Class
Shares sold	152,559,323	309,848,319	$3,010,765,414	$7,067,578,292
Reinvestment of distributions	10,026,791	8,185,724	191,555,627	192,445,348
Shares redeemed	(86,797,989)	(112,622,520)	(1,704,452,032)	(2,586,606,460)
Net increase (decrease)	75,788,125	205,411,523	$1,497,869,009	$4,673,417,180
Premier Class
Shares sold	60,824,736	87,721,736	$1,192,534,244	$2,010,364,701
Reinvestment of distributions	3,497,773	2,568,160	66,775,809	60,465,360
Shares redeemed	(14,784,085)	(8,662,197)	(292,972,198)	(198,833,563)
Net increase (decrease)	49,538,424	81,627,699	$966,337,855	$1,871,996,498
Fidelity Freedom Index 2045 Fund
Investor Class
Shares sold	13,867,226	29,133,566	$284,658,361	$692,505,250
Reinvestment of distributions	1,144,931	1,104,373	22,697,556	26,889,804
Shares redeemed	(10,016,605)	(132,865,847)	(205,404,606)	(3,125,109,903)
Net increase (decrease)	4,995,552	(102,627,908)	$101,951,311	$(2,405,714,849)
Institutional Premium Class
Shares sold	138,439,114	253,639,369	$2,835,485,383	$6,006,545,154
Reinvestment of distributions	7,749,889	6,004,169	153,575,209	146,719,719
Shares redeemed	(68,748,832)	(80,992,620)	(1,400,697,792)	(1,932,159,045)
Net increase (decrease)	77,440,171	178,650,918	$1,588,362,800	$4,221,105,828
Premier Class
Shares sold	55,060,668	69,062,329	$1,120,776,124	$1,643,565,007
Reinvestment of distributions	2,921,630	2,095,498	57,892,381	51,250,909
Shares redeemed	(12,486,163)	(6,870,613)	(257,104,442)	(163,853,467)
Net increase (decrease)	45,496,135	64,287,214	$921,564,063	$1,530,962,449
Fidelity Freedom Index 2050 Fund
Investor Class
Shares sold	14,496,581	26,391,010	$298,215,509	$628,297,628
Reinvestment of distributions	1,014,014	951,061	20,152,085	23,206,532
Shares redeemed	(8,735,830)	(117,454,623)	(178,976,956)	(2,767,122,384)
Net increase (decrease)	6,774,765	(90,112,552)	$139,390,638	$(2,115,618,224)
Institutional Premium Class
Shares sold	140,459,027	230,124,478	$2,882,012,798	$5,460,686,676
Reinvestment of distributions	7,121,689	5,456,352	141,394,465	133,435,130
Shares redeemed	(66,080,505)	(74,077,303)	(1,348,500,509)	(1,769,373,835)
Net increase (decrease)	81,500,211	161,503,527	$1,674,906,754	$3,824,747,971
Premier Class
Shares sold	55,523,506	57,409,710	$1,131,755,013	$1,365,505,044
Reinvestment of distributions	2,626,566	1,833,409	52,116,818	44,871,215
Shares redeemed	(11,386,769)	(6,653,247)	(234,451,881)	(158,753,798)
Net increase (decrease)	46,763,303	52,589,872	$949,419,950	$1,251,622,461
Fidelity Freedom Index 2055 Fund
Investor Class
Shares sold	14,401,103	24,774,112	$243,570,398	$484,585,522
Reinvestment of distributions	838,955	718,074	13,695,650	14,406,080
Shares redeemed	(7,179,499)	(90,484,552)	(120,738,586)	(1,751,737,816)
Net increase (decrease)	8,060,559	(64,992,366)	$136,527,462	$(1,252,746,214)
Institutional Premium Class
Shares sold	143,620,495	193,036,951	$2,423,123,816	$3,768,032,883
Reinvestment of distributions	5,768,773	3,977,131	94,236,644	80,133,407
Shares redeemed	(59,602,435)	(53,422,553)	(1,000,706,591)	(1,051,225,635)
Net increase (decrease)	89,786,833	143,591,529	$1,516,653,869	$2,796,940,655
Premier Class
Shares sold	52,365,296	41,004,109	$877,550,592	$801,547,188
Reinvestment of distributions	1,832,761	1,085,106	29,915,910	21,864,503
Shares redeemed	(9,490,072)	(5,011,662)	(160,593,696)	(98,622,498)
Net increase (decrease)	44,707,985	37,077,553	$746,872,806	$724,789,193
Fidelity Freedom Index 2060 Fund
Investor Class
Shares sold	12,750,985	17,211,123	$182,540,079	$285,192,120
Reinvestment of distributions	539,523	398,848	7,457,097	6,786,474
Shares redeemed	(4,837,157)	(44,538,034)	(68,637,870)	(730,002,050)
Net increase (decrease)	8,453,351	(26,928,063)	$121,359,306	$(438,023,456)
Institutional Premium Class
Shares sold	101,205,322	105,032,297	$1,444,236,057	$1,736,140,469
Reinvestment of distributions	3,168,697	1,941,239	43,830,777	33,114,426
Shares redeemed	(37,794,255)	(27,238,539)	(536,835,269)	(454,917,094)
Net increase (decrease)	66,579,764	79,734,997	$951,231,565	$1,314,337,801
Premier Class
Shares sold	32,472,624	21,755,126	$461,353,043	$360,975,400
Reinvestment of distributions	997,570	515,720	13,796,649	8,804,986
Shares redeemed	(5,753,169)	(2,585,003)	(82,386,285)	(43,079,416)
Net increase (decrease)	27,717,025	19,685,843	$392,763,407	$326,700,970
Fidelity Freedom Index 2065 Fund
Investor Class
Shares sold	5,620,466	5,381,112	$65,242,693	$72,027,618
Reinvestment of distributions	132,044	75,587	1,476,020	1,041,985
Shares redeemed	(1,604,141)	(6,585,030)	(18,421,425)	(87,473,204)
Net increase (decrease)	4,148,369	(1,128,331)	$48,297,288	$(14,403,601)
Institutional Premium Class
Shares sold	36,426,041	23,020,455	$419,314,719	$307,762,479
Reinvestment of distributions	742,246	310,708	8,295,413	4,293,087
Shares redeemed	(11,104,760)	(5,733,491)	(127,009,105)	(77,292,296)
Net increase (decrease)	26,063,527	17,597,672	$300,601,027	$234,763,270
Premier Class
Shares sold	12,254,396	6,820,356	$140,849,959	$91,713,119
Reinvestment of distributions	293,727	117,284	3,282,550	1,621,670
Shares redeemed	(1,902,134)	(1,194,861)	(21,873,211)	(16,018,676)
Net increase (decrease)	10,645,989	5,742,779	$122,259,298	$77,316,113
9.   Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom Index Income Fund	Fidelity Freedom Index 2020 Fund	Fidelity Freedom Index 2025 Fund	Fidelity Freedom Index 2030 Fund	Fidelity Freedom Index 2035 Fund	Fidelity Freedom Index 2040 Fund	Fidelity Freedom Index 2045 Fund	Fidelity Freedom Index 2050 Fund
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-%	-%	12%	-%	-%	-%	-%	-%
Fidelity Series Bond Index Fund	-%	12%	19%	23%	14%	-%	-%	-%
Fidelity Series Global ex U.S. Index Fund	-%	-%	-%	12%	14%	16%	14%	13%
Fidelity Series Total Market Index Fund	-%	-%	-%	12%	13%	16%	14%	13%
Fidelity Series Treasury Bill Index Fund	10%	-%	-%	-%	-%	-%	-%	-%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	27%
Fidelity Series Bond Index Fund	89%
Fidelity Series Global ex U.S. Index Fund	95%
Fidelity Series International Developed Markets Bond Index Fund	37%
Fidelity Series Long-Term Treasury Bond Index Fund	30%
Fidelity Series Total Market Index Fund	95%
Fidelity Series Treasury Bill Index Fund	32%
10.   Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund and Fidelity Freedom Index 2065 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, and Fidelity Freedom Index 2065 Fund (the "Funds"), each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for the financial highlights for the Fidelity Freedom Index 2065 Fund, which are for the three years in the period then ended and for the period from June 28, 2019 (commencement of operations) to March 31, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 12, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. If the interests of a fund and an underlying Fidelity ® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 293 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092 (plan accounts) or 1-800-544-8544 (all other accounts).
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
William Irving (1964)
Year of Election or Appointment: 2023
Vice President
Mr. Irving also serves as Vice President of other funds. Mr. Irving serves as Head of Fidelity Asset Management Solutions (2022-present) and is an employee of Fidelity Investments. Mr. Irving serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2023-present) and President, Director, or Vice President of certain other Fidelity entities. Previously, Mr. Irving served as Chief Investment Officer (CIO) in the Global Asset Allocation division (2020-2022).  Prior to that, he was Managing Director of Research in the Global Asset Allocation division (2018-2020) and portfolio manager of certain Fidelity ® funds (2004-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period- C October 1, 2022 to March 31, 2023
Fidelity Freedom® Index Income Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,066.70	$ .62
Hypothetical- B		$ 1,000	$ 1,024.33	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,067.00	$ .41
Hypothetical- B		$ 1,000	$ 1,024.53	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,067.00	$ .31
Hypothetical- B		$ 1,000	$ 1,024.63	$ .30
Fidelity Freedom® Index 2005 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,069.10	$ .62
Hypothetical- B		$ 1,000	$ 1,024.33	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,069.50	$ .41
Hypothetical- B		$ 1,000	$ 1,024.53	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,069.80	$ .31
Hypothetical- B		$ 1,000	$ 1,024.63	$ .30
Fidelity Freedom® Index 2010 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,083.30	$ .62
Hypothetical- B		$ 1,000	$ 1,024.33	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,083.60	$ .42
Hypothetical- B		$ 1,000	$ 1,024.53	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,083.90	$ .31
Hypothetical- B		$ 1,000	$ 1,024.63	$ .30
Fidelity Freedom® Index 2015 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,097.40	$ .63
Hypothetical- B		$ 1,000	$ 1,024.33	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,097.80	$ .42
Hypothetical- B		$ 1,000	$ 1,024.53	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,098.10	$ .31
Hypothetical- B		$ 1,000	$ 1,024.63	$ .30
Fidelity Freedom® Index 2020 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,113.00	$ .63
Hypothetical- B		$ 1,000	$ 1,024.33	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,111.90	$ .42
Hypothetical- B		$ 1,000	$ 1,024.53	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,113.00	$ .32
Hypothetical- B		$ 1,000	$ 1,024.63	$ .30
Fidelity Freedom® Index 2025 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,121.90	$ .63
Hypothetical- B		$ 1,000	$ 1,024.33	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,123.00	$ .42
Hypothetical- B		$ 1,000	$ 1,024.53	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,122.60	$ .32
Hypothetical- B		$ 1,000	$ 1,024.63	$ .30
Fidelity Freedom® Index 2030 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,130.20	$ .64
Hypothetical- B		$ 1,000	$ 1,024.33	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,130.60	$ .42
Hypothetical- B		$ 1,000	$ 1,024.53	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,130.90	$ .32
Hypothetical- B		$ 1,000	$ 1,024.63	$ .30
Fidelity Freedom® Index 2035 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,147.60	$ .64
Hypothetical- B		$ 1,000	$ 1,024.33	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,148.70	$ .43
Hypothetical- B		$ 1,000	$ 1,024.53	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,148.90	$ .32
Hypothetical- B		$ 1,000	$ 1,024.63	$ .30
Fidelity Freedom® Index 2040 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,166.60	$ .65
Hypothetical- B		$ 1,000	$ 1,024.33	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,166.50	$ .43
Hypothetical- B		$ 1,000	$ 1,024.53	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,166.10	$ .32
Hypothetical- B		$ 1,000	$ 1,024.63	$ .30
Fidelity Freedom® Index 2045 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,169.20	$ .65
Hypothetical- B		$ 1,000	$ 1,024.33	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,169.10	$ .43
Hypothetical- B		$ 1,000	$ 1,024.53	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,169.30	$ .32
Hypothetical- B		$ 1,000	$ 1,024.63	$ .30
Fidelity Freedom® Index 2050 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,168.80	$ .65
Hypothetical- B		$ 1,000	$ 1,024.33	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,168.70	$ .43
Hypothetical- B		$ 1,000	$ 1,024.53	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,168.90	$ .32
Hypothetical- B		$ 1,000	$ 1,024.63	$ .30
Fidelity Freedom® Index 2055 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,168.70	$ .65
Hypothetical- B		$ 1,000	$ 1,024.33	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,169.00	$ .43
Hypothetical- B		$ 1,000	$ 1,024.53	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,169.20	$ .32
Hypothetical- B		$ 1,000	$ 1,024.63	$ .30
Fidelity Freedom® Index 2060 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,168.50	$ .65
Hypothetical- B		$ 1,000	$ 1,024.33	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,169.60	$ .43
Hypothetical- B		$ 1,000	$ 1,024.53	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,168.90	$ .32
Hypothetical- B		$ 1,000	$ 1,024.63	$ .30
Fidelity Freedom® Index 2065 Fund
Investor Class	.12%
Actual		$ 1,000	$ 1,169.20	$ .65
Hypothetical- B		$ 1,000	$ 1,024.33	$ .61
Institutional Premium Class	.08%
Actual		$ 1,000	$ 1,169.60	$ .43
Hypothetical- B		$ 1,000	$ 1,024.53	$ .40
Premier Class	.06%
Actual		$ 1,000	$ 1,169.70	$ .32
Hypothetical- B		$ 1,000	$ 1,024.63	$ .30

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2023, or, if subsequently determined to be different, the net capital gain of such year.
Fidelity Freedom Index 2035 Fund	$279,870
Fidelity Freedom Index 2040 Fund	$983,883
Fidelity Freedom Index 2060 Fund	$116,243
Fidelity Freedom Index 2065 Fund	$226,181

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Freedom Index Income Fund	63.09%
Fidelity Freedom Index 2005 Fund	62.18%
Fidelity Freedom Index 2010 Fund	56.38%
Fidelity Freedom Index 2015 Fund	49.93%
Fidelity Freedom Index 2020 Fund	42.81%
Fidelity Freedom Index 2025 Fund	36.63%
Fidelity Freedom Index 2030 Fund	27.57%
Fidelity Freedom Index 2035 Fund	12.24%
Fidelity Freedom Index 2040 Fund	8.38%
Fidelity Freedom Index 2045 Fund	7.79%
Fidelity Freedom Index 2050 Fund	7.79%
Fidelity Freedom Index 2055 Fund	7.77%
Fidelity Freedom Index 2060 Fund	7.76%
Fidelity Freedom Index 2065 Fund	7.71%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Freedom Index Income Fund	$19,742,889
Fidelity Freedom Index 2005 Fund	$3,477,137
Fidelity Freedom Index 2010 Fund	$9,660,645
Fidelity Freedom Index 2015 Fund	$24,709,178
Fidelity Freedom Index 2020 Fund	$70,994,391
Fidelity Freedom Index 2025 Fund	$111,952,760
Fidelity Freedom Index 2030 Fund	$128,369,949
Fidelity Freedom Index 2035 Fund	$67,779,279
Fidelity Freedom Index 2040 Fund	$28,567,553
Fidelity Freedom Index 2045 Fund	$24,034,514
Fidelity Freedom Index 2050 Fund	$21,568,964
Fidelity Freedom Index 2055 Fund	$13,137,773
Fidelity Freedom Index 2060 Fund	$6,123,266
Fidelity Freedom Index 2065 Fund	$1,205,255
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Investor Class	Institutional Premium Class	Premier Class
Fidelity Freedom Index Income Fund
April 2022	0%	0%	0%
May 2022	4%	4%	4%
June 2022	5%	5%	5%
July 2022	5%	5%	5%
August 2022	5%	5%	5%
September 2022	5%	5%	5%
October 2022	6%	5%	5%
November 2022	5%	5%	5%
December 2022	5%	5%	5%
February 2023	0%	0%	0%
March 2023	0%	0%	0%
Fidelity Freedom Index 2005 Fund
May 2022	0%	0%	0%
December 2022	6%	6%	6%
Fidelity Freedom Index 2010 Fund
May 2022	0%	0%	0%
December 2022	9%	9%	9%
Fidelity Freedom Index 2015 Fund
May 2022	0%	0%	0%
December 2022	12%	11%	11%
Fidelity Freedom Index 2020 Fund
May 2022	0%	0%	0%
December 2022	16%	16%	16%
Fidelity Freedom Index 2025 Fund
May 2022	0%	0%	0%
December 2022	19%	19%	19%
Fidelity Freedom Index 2030 Fund
May 2022	1%	1%	1%
December 2022	23%	23%	23%
Fidelity Freedom Index 2035 Fund
May 2022	1%	1%	1%
December 2022	32%	31%	31%
Fidelity Freedom Index 2040 Fund
May 2022	5%	4%	4%
December 2022	36%	35%	35%
Fidelity Freedom Index 2045 Fund
May 2022	8%	4%	4%
December 2022	36%	36%	35%
Fidelity Freedom Index 2050 Fund
May 2022	5%	4%	3%
December 2022	36%	36%	35%
Fidelity Freedom Index 2055 Fund
May 2022	9%	3%	2%
December 2022	36%	35%	35%
Fidelity Freedom Index 2060 Fund
May 2022	20%	7%	5%
December 2022	36%	35%	35%
Fidelity Freedom Index 2065 Fund
May 2022	10%	13%	8%
December 2022	34%	35%	34%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.
	Investor Class	Institutional Premium Class	Premier Class
Fidelity Freedom Index Income Fund
April 2022	0.00%	0.00%	0.00%
May 2022	8.22%	7.59%	7.59%
June 2022	10.61%	10.61%	10.61%
July 2022	10.69%	10.69%	10.43%
August 2022	10.85%	10.85%	10.07%
September 2022	10.61%	10.61%	10.61%
October 2022	11.25%	10.50%	10.50%
November 2022	10.61%	10.61%	10.61%
December 2022	10.66%	10.61%	10.61%
February 2023	0.00%	0.00%	0.00%
March 2023	0.00%	0.00%	0.00%
Fidelity Freedom Index 2005 Fund
May 2022	0.38%	0.35%	0.34%
December 2022	11.88%	11.69%	11.62%
Fidelity Freedom Index 2010 Fund
May 2022	0.25%	0.24%	0.23%
December 2022	17.18%	16.97%	16.81%
Fidelity Freedom Index 2015 Fund
May 2022	0.27%	0.26%	0.25%
December 2022	22.93%	22.60%	22.46%
Fidelity Freedom Index 2020 Fund
May 2022	0.60%	0.54%	0.52%
December 2022	30.61%	30.19%	29.94%
Fidelity Freedom Index 2025 Fund
May 2022	0.96%	0.90%	0.88%
December 2022	36.85%	36.37%	36.09%
Fidelity Freedom Index 2030 Fund
May 2022	1.15%	1.08%	1.04%
December 2022	45.18%	44.44%	44.08%
Fidelity Freedom Index 2035 Fund
May 2022	1.58%	1.43%	1.36%
December 2022	61.78%	60.60%	60.11%
Fidelity Freedom Index 2040 Fund
May 2022	9.31%	7.88%	7.32%
December 2022	68.93%	67.87%	67.35%
Fidelity Freedom Index 2045 Fund
May 2022	14.92%	8.53%	7.46%
December 2022	70.17%	68.96%	68.46%
Fidelity Freedom Index 2050 Fund
May 2022	10.50%	7.00%	6.00%
December 2022	70.25%	69.03%	68.52%
Fidelity Freedom Index 2055 Fund
May 2022	18.13%	6.05%	4.54%
December 2022	70.15%	69.09%	68.68%
Fidelity Freedom Index 2060 Fund
May 2022	38.35%	12.79%	9.59%
December 2022	69.97%	68.97%	68.47%
Fidelity Freedom Index 2065 Fund
May 2022	25.76%	19.32%	15.46%
December 2022	69.19%	67.94%	67.64%
A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Investor Class	Institutional Premium Class	Premier Class
Fidelity Freedom Index Income Fund
April 2022	0.00%	0.00%	0.00%
May 2022	0.38%	0.35%	0.35%
June 2022	0.48%	0.48%	0.48%
July 2022	0.49%	0.49%	0.48%
August 2022	0.50%	0.50%	0.46%
September 2022	0.48%	0.48%	0.48%
October 2022	0.51%	0.48%	0.48%
November 2022	0.48%	0.48%	0.48%
December 2022	0.49%	0.48%	0.48%
February 2023	0.00%	0.00%	0.00%
March 2023	0.00%	0.00%	0.00%
Fidelity Freedom Index 2005 Fund
May 2022	0.02%	0.02%	0.02%
December 2022	0.54%	0.53%	0.53%
Fidelity Freedom Index 2010 Fund
May 2022	0.02%	0.02%	0.02%
December 2022	0.77%	0.76%	0.76%
Fidelity Freedom Index 2015 Fund
May 2022	0.02%	0.02%	0.02%
December 2022	1.04%	1.02%	1.02%
Fidelity Freedom Index 2020 Fund
May 2022	0.03%	0.03%	0.03%
December 2022	1.37%	1.35%	1.34%
Fidelity Freedom Index 2025 Fund
May 2022	0.05%	0.04%	0.04%
December 2022	1.65%	1.62%	1.61%
Fidelity Freedom Index 2030 Fund
May 2022	0.06%	0.05%	0.05%
December 2022	2.02%	1.98%	1.97%
Fidelity Freedom Index 2035 Fund
May 2022	0.07%	0.07%	0.07%
December 2022	2.76%	2.70%	2.68%
Fidelity Freedom Index 2040 Fund
May 2022	0.42%	0.36%	0.33%
December 2022	3.07%	3.02%	3.00%
Fidelity Freedom Index 2045 Fund
May 2022	0.67%	0.38%	0.34%
December 2022	3.13%	3.07%	3.05%
Fidelity Freedom Index 2050 Fund
May 2022	0.47%	0.32%	0.27%
December 2022	3.14%	3.08%	3.06%
Fidelity Freedom Index 2055 Fund
May 2022	0.81%	0.27%	0.21%
December 2022	3.13%	3.08%	3.07%
Fidelity Freedom Index 2060 Fund
May 2022	1.72%	0.58%	0.43%
December 2022	3.13%	3.08%	3.06%
Fidelity Freedom Index 2065 Fund
May 2022	1.16%	0.87%	0.70%
December 2022	3.11%	3.05%	3.04%
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Freedom Index Income Fund
Investor Class	12/30/22	$0.0246	$0.0018
Institutional Premium Class	12/30/22	$0.0247	$0.0018
Premier Class	12/30/22	$0.0247	$0.0018
Fidelity Freedom Index 2005 Fund
Investor Class	12/30/22	$0.0289	$0.0021
Institutional Premium Class	12/30/22	$0.0293	$0.0021
Premier Class	12/30/22	$0.0295	$0.0021
Fidelity Freedom Index 2010 Fund
Investor Class	12/30/22	$0.0422	$0.0031
Institutional Premium Class	12/30/22	$0.0428	$0.0031
Premier Class	12/30/22	$0.0432	$0.0031
Fidelity Freedom Index 2015 Fund
Investor Class	12/30/22	$0.0599	$0.0044
Institutional Premium Class	12/30/22	$0.0608	$0.0044
Premier Class	12/30/22	$0.0612	$0.0044
Fidelity Freedom Index 2020 Fund
Investor Class	12/30/22	$0.0810	$0.0060
Institutional Premium Class	12/30/22	$0.0821	$0.0060
Premier Class	12/30/22	$0.0828	$0.0060
Fidelity Freedom Index 2025 Fund
Investor Class	12/30/22	$0.1045	$0.0077
Institutional Premium Class	12/30/22	$0.1058	$0.0077
Premier Class	12/30/22	$0.1067	$0.0077
Fidelity Freedom Index 2030 Fund
Investor Class	12/30/22	$0.1229	$0.0091
Institutional Premium Class	12/30/22	$0.1249	$0.0091
Premier Class	12/30/22	$0.1259	$0.0091
Fidelity Freedom Index 2035 Fund
Investor Class	12/30/22	$0.1667	$0.0123
Institutional Premium Class	12/30/22	$0.1700	$0.0123
Premier Class	12/30/22	$0.1713	$0.0123
Fidelity Freedom Index 2040 Fund
Investor Class	12/30/22	$0.1994	$0.0147
Institutional Premium Class	12/30/22	$0.2026	$0.0147
Premier Class	12/30/22	$0.2041	$0.0147
Fidelity Freedom Index 2045 Fund
Investor Class	12/30/22	$0.2114	$0.0156
Institutional Premium Class	12/30/22	$0.2151	$0.0156
Premier Class	12/30/22	$0.2167	$0.0156
Fidelity Freedom Index 2050 Fund
Investor Class	12/30/22	$0.2114	$0.0156
Institutional Premium Class	12/30/22	$0.2151	$0.0156
Premier Class	12/30/22	$0.2167	$0.0156
Fidelity Freedom Index 2055 Fund
Investor Class	12/30/22	$0.1735	$0.0128
Institutional Premium Class	12/30/22	$0.1762	$0.0128
Premier Class	12/30/22	$0.1772	$0.0128
Fidelity Freedom Index 2060 Fund
Investor Class	12/30/22	$0.1459	$0.0108
Institutional Premium Class	12/30/22	$0.1481	$0.0108
Premier Class	12/30/22	$0.1491	$0.0108
Fidelity Freedom Index 2065 Fund
Investor Class	12/30/22	$0.1159	$0.0086
Institutional Premium Class	12/30/22	$0.1181	$0.0086
Premier Class	12/30/22	$0.1186	$0.0086
The funds will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.899264.113
FRX-ANN-0523
Fidelity Freedom® Funds

Fidelity Freedom® Income Fund
Fidelity Freedom® 2005 Fund
Fidelity Freedom® 2010 Fund
Fidelity Freedom® 2015 Fund
Fidelity Freedom® 2020 Fund
Fidelity Freedom® 2025 Fund
Fidelity Freedom® 2030 Fund
Fidelity Freedom® 2035 Fund
Fidelity Freedom® 2040 Fund
Fidelity Freedom® 2045 Fund
Fidelity Freedom® 2050 Fund
Fidelity Freedom® 2055 Fund
Fidelity Freedom® 2060 Fund
Fidelity Freedom® 2065 Fund

Annual Report
March 31, 2023

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Income Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® Income Fund	-4.18%	2.45%	3.09%
Class K	-4.16%	2.48%	3.11%
Class K6	-4.09%	2.54%	3.14%

Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® Income Fund, the original class of the fund.
The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017, are those of Fidelity Freedom® Income Fund, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Income Fund, a class of the fund, on March 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® 2005 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2005 Fund	-4.48%	2.76%	3.85%
Class K	-4.44%	2.80%	3.88%
Class K6	-4.38%	2.86%	3.91%

Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2005 Fund, the original class of the fund.
The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017, are those of Fidelity Freedom® 2005 Fund, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2005 Fund, a class of the fund, on March 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® 2010 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2010 Fund	-5.00%	3.30%	4.58%
Class K	-5.03%	3.34%	4.62%
Class K6	-4.97%	3.40%	4.65%

Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2010 Fund, the original class of the fund.
The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017, are those of Fidelity Freedom® 2010 Fund, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2010 Fund, a class of the fund, on March 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® 2015 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2015 Fund	-5.65%	3.77%	5.16%
Class K	-5.60%	3.84%	5.20%
Class K6	-5.58%	3.92%	5.25%

Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2015 Fund, the original class of the fund.
The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017, are those of Fidelity Freedom® 2015 Fund, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2015 Fund, a class of the fund, on March 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® 2020 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2020 Fund	-6.35%	4.22%	5.65%
Class K	-6.32%	4.29%	5.69%
Class K6	-6.21%	4.39%	5.75%

Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2020 Fund, the original class of the fund.
The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017, are those of Fidelity Freedom® 2020 Fund, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2020 Fund, a class of the fund, on March 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® 2025 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2025 Fund	-6.54%	4.62%	6.23%
Class K	-6.43%	4.71%	6.28%
Class K6	-6.36%	4.83%	6.36%

Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2025 Fund, the original class of the fund.
The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017, are those of Fidelity Freedom® 2025 Fund, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2025 Fund, a class of the fund, on March 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® 2030 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2030 Fund	-6.46%	5.18%	6.98%
Class K	-6.33%	5.28%	7.04%
Class K6	-6.25%	5.41%	7.12%

Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2030 Fund, the original class of the fund.
The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017, are those of Fidelity Freedom® 2030 Fund, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2030 Fund, a class of the fund, on March 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® 2035 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2035 Fund	-6.56%	6.05%	7.83%
Class K	-6.44%	6.15%	7.89%
Class K6	-6.33%	6.30%	7.98%

Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2035 Fund, the original class of the fund.
The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017, are those of Fidelity Freedom® 2035 Fund, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2035 Fund, a class of the fund, on March 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® 2040 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2040 Fund	-6.69%	6.61%	8.16%
Class K	-6.61%	6.72%	8.23%
Class K6	-6.46%	6.89%	8.31%

Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2040 Fund, the original class of the fund.
The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017, are those of Fidelity Freedom® 2040 Fund, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2040 Fund, a class of the fund, on March 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® 2045 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2045 Fund	-6.61%	6.63%	8.20%
Class K	-6.54%	6.74%	8.27%
Class K6	-6.37%	6.89%	8.36%

Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2045 Fund, the original class of the fund.
The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017, are those of Fidelity Freedom® 2045 Fund, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2045 Fund, a class of the fund, on March 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® 2050 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2050 Fund	-6.59%	6.63%	8.22%
Class K	-6.53%	6.74%	8.28%
Class K6	-6.35%	6.91%	8.37%

Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2050 Fund, the original class of the fund.
The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017, are those of Fidelity Freedom® 2050 Fund, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2050 Fund, a class of the fund, on March 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® 2055 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity Freedom® 2055 Fund	-6.60%	6.64%	8.26%
Class K	-6.53%	6.73%	8.33%
Class K6	-6.42%	6.89%	8.41%

Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2055 Fund, the original class of the fund.
The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017, are those of Fidelity Freedom® 2055 Fund, the original class of the fund.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2055 Fund, a class of the fund, on March 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® 2060 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity Freedom® 2060 Fund	-6.66%	6.63%	7.52%
Class K	-6.53%	6.74%	7.60%
Class K6	-6.40%	6.90%	7.71%

A     From August 5, 2014

Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class K shares took place on July 20, 2017. Returns prior to July 20, 2017 are those of Fidelity Freedom® 2060 Fund, the original class of the fund.
The initial offering of Class K6 shares took place on June 7, 2017. Returns prior to June 7, 2017, are those of Fidelity Freedom® 2060 Fund, the original class of the fund.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2060 Fund, a class of the fund, on August 5, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® 2065 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Life of Fund A
Fidelity Freedom® 2065 Fund	-6.64%	7.50%
Class K	-6.49%	7.62%
Class K6	-6.32%	7.79%

A     From June 28, 2019

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® 2065 Fund, a class of the fund, on June 28, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
Asset prices around the world experienced a synchronous downturn for the 12 months ending March 31, 2023, as a multitude of factors challenged the global economy and financial markets. Persistently high inflation in some markets, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve and other central banks to aggressively tighten monetary policy. This led to a broad retreat from riskier assets and declining prices for stocks and bonds through September. In the latter half of the period, however, markets experienced a sharp reversal amid optimism on inflation and policy easing, and riskier assets rallied to cap a tumultuous year before advancing in the first quarter of 2023.
International equities returned -4.91% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, Canada (-12%) and emerging markets (-10%) lagged, while Europe ex UK (+3%) was the only region with a gain. Among sectors, real estate (-19%) fared worst, followed by materials (-10%). In contrast, consumer discretionary and energy each gained roughly 2% amid elevated prices for oil and natural gas for a sizable percentage of the 12 months.
U.S. stocks returned -8.77% for the 12 months, as measured by the Dow Jones U.S. Total Stock Market Index. Among sectors, real estate (-20%) lagged the most, followed by communication services and consumer discretionary (-19% each). Conversely, energy gained 11%. With the exception of mid-capitalization stocks, value-oriented equities outpaced growth. Commodities returned about -12%, according to the Bloomberg Commodity Index Total Return.
U.S. taxable investment-grade bonds returned -4.78% for the period, per the Bloomberg U.S. Aggregate Bond Index, amid soaring inflation and rising interest rates. Since March 2022, the Fed has raised its benchmark rate nine times, by 4.75 percentage points, while allowing up to billions in bonds to mature each month without investing the proceeds. U.S. investment-grade corporate bonds (-5.31%) trailed U.S. Treasuries (-4.51%), while commercial mortgage-backed securities (-4.85%) and agencies (-1.82%) also lost ground. Outside the index, leveraged loans (+2.63%) generated a gain, whereas Treasury Inflation-Protected Securities (-6.06%), emerging-markets debt securities (-5.86%) and U.S. high-yield bonds (-3.58%) ended the period in negative territory.
Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:
For the fiscal year ending March 31, 2023, the shares of each Fidelity Freedom ® Fund posted a return ranging from -4.18% for Fidelity Freedom ® Income Fund to -6.69% for Fidelity Freedom ® 2040 Fund. The Funds had mixed returns versus their Composite indexes the past 12 months. Security selection among the underlying investment portfolios contributed to the Funds' relative performance, whereas active asset allocation modestly detracted. More specifically, investments in underlying U.S. equity funds added relative value, especially Fidelity ® Series Intrinsic Opportunities Fund (-0.72%) and Fidelity ® Series Large Cap Fund (-1.06%), each of which outpaced its benchmark for the 12 months. Our investments in non-U.S. equity funds also contributed to the Funds' relative results. In particular, Fidelity ® Series Emerging Markets Opportunities Fund (-8.39%) topped the -10.68% result of its benchmark, the MSCI Emerging Markets (Net MA) Index. Conversely, an investment in Fidelity ® Series Overseas Fund (-3.24%) detracted, given the non-U.S. equity fund trailed the -1.17% result of its benchmark, the MSCI EAFE Index. In terms of active asset allocation, underweighting investment-grade bonds held back the Funds' performance relative to Composites, as this asset class outperformed several others in which the Funds invest. An underweight in short-term debt securities also detracted. At the same time, overall positioning in equities was helpful to the Funds' relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Freedom® Income Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	39.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.9
Fidelity Series Government Money Market Fund 4.91%	8.9
Fidelity Series Emerging Markets Opportunities Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Short-Term Credit Fund	2.1
Fidelity Series International Growth Fund	2.1
Fidelity Series Overseas Fund	2.0
Fidelity Series International Value Fund	2.0
88.7

Asset Allocation (% of Fund's net assets)

Futures - 1.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Income Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.39% to 4.73% 4/6/23 to 6/1/23 (b) (Cost $3,687,536)	3,710,000	3,687,979

Domestic Equity Funds - 7.1%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	576,713	5,444,174
Fidelity Series Blue Chip Growth Fund (c)	1,252,549	14,993,015
Fidelity Series Commodity Strategy Fund (c)	162,897	16,198,478
Fidelity Series Growth Company Fund (c)	1,764,658	27,969,830
Fidelity Series Intrinsic Opportunities Fund (c)	361,634	4,270,898
Fidelity Series Large Cap Stock Fund (c)	1,488,076	26,264,544
Fidelity Series Large Cap Value Index Fund (c)	592,033	8,229,265
Fidelity Series Opportunistic Insights Fund (c)	1,069,208	16,668,950
Fidelity Series Small Cap Discovery Fund (c)	231,016	2,402,570
Fidelity Series Small Cap Opportunities Fund (c)	658,260	8,057,097
Fidelity Series Stock Selector Large Cap Value Fund (c)	1,523,069	18,337,746
Fidelity Series Value Discovery Fund (c)	1,136,115	16,360,058
TOTAL DOMESTIC EQUITY FUNDS (Cost $139,349,277)		165,196,625

International Equity Funds - 13.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,319,700	18,132,676
Fidelity Series Emerging Markets Fund (c)	2,269,354	18,517,930
Fidelity Series Emerging Markets Opportunities Fund (c)	7,157,836	117,889,559
Fidelity Series International Growth Fund (c)	3,038,485	47,977,678
Fidelity Series International Small Cap Fund (c)	818,150	13,098,586
Fidelity Series International Value Fund (c)	4,426,923	47,013,923
Fidelity Series Overseas Fund (c)	3,994,362	47,932,343
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $257,093,284)		310,562,695

Bond Funds - 68.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	49,040,107	465,390,616
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	262,230	2,116,196
Fidelity Series Emerging Markets Debt Fund (c)	1,622,113	11,922,531
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	442,205	4,037,333
Fidelity Series Floating Rate High Income Fund (c)	200,150	1,775,333
Fidelity Series High Income Fund (c)	1,509,765	12,349,881
Fidelity Series International Credit Fund (c)	241,972	1,882,544
Fidelity Series International Developed Markets Bond Index Fund (c)	10,482,251	91,090,765
Fidelity Series Investment Grade Bond Fund (c)	90,651,698	914,675,633
Fidelity Series Long-Term Treasury Bond Index Fund (c)	14,129,865	87,746,461
Fidelity Series Real Estate Income Fund (c)	427,571	4,061,921
TOTAL BOND FUNDS (Cost $1,721,918,245)		1,597,049,214

Short-Term Funds - 11.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	3,799,658	3,800,418
Fidelity Series Government Money Market Fund 4.91% (c)(f)	208,666,965	208,666,965
Fidelity Series Short-Term Credit Fund (c)	5,024,411	48,485,565
TOTAL SHORT-TERM FUNDS (Cost $262,347,326)		260,952,948

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,384,395,668)	2,337,449,461
NET OTHER ASSETS (LIABILITIES) - 0.0%	(68,787)
NET ASSETS - 100.0%	2,337,380,674

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	456	Jun 2023	52,404,375	1,066,906	1,066,906
CBOT 5-Year U.S. Treasury Note Contracts (United States)	372	Jun 2023	40,736,906	86,950	86,950

TOTAL PURCHASED					1,153,856

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	89	Jun 2023	18,412,988	(1,016,597)	(1,016,597)
ICE E-mini MSCI EAFE Index Contracts (United States)	91	Jun 2023	9,539,075	(77,881)	(77,881)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	449	Jun 2023	22,348,975	(632,971)	(632,971)

TOTAL SOLD					(1,727,449)

TOTAL FUTURES CONTRACTS					(573,593)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,687,979.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	939,165	43,654,947	40,793,693	100,351	6	(7)	3,800,418	0.0%
Total	939,165	43,654,947	40,793,693	100,351	6	(7)	3,800,418

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	462,073,693	152,423,834	121,417,264	23,340,595	(3,479,118)	(23,697,605)	465,390,616
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,870,052	22,762,306	23,041,699	134,652	(245,716)	(228,747)	2,116,196
Fidelity Series All-Sector Equity Fund	7,338,669	966,457	1,981,279	329,615	(81,353)	(798,320)	5,444,174
Fidelity Series Blue Chip Growth Fund	12,051,981	10,430,691	6,011,021	496,326	(631,751)	(846,885)	14,993,015
Fidelity Series Canada Fund	25,019,580	2,667,091	6,732,532	594,899	21,509	(2,842,972)	18,132,676
Fidelity Series Commodity Strategy Fund	42,901,796	23,532,872	25,813,147	20,622,378	(6,138,426)	(18,284,617)	16,198,478
Fidelity Series Emerging Markets Debt Fund	14,799,181	1,347,043	2,625,157	739,601	(695,003)	(903,533)	11,922,531
Fidelity Series Emerging Markets Debt Local Currency Fund	4,902,152	140,349	1,014,120	-	(169,103)	178,055	4,037,333
Fidelity Series Emerging Markets Fund	17,581,404	7,179,228	4,317,374	362,403	(475,364)	(1,449,964)	18,517,930
Fidelity Series Emerging Markets Opportunities Fund	158,392,451	24,909,326	49,132,352	3,106,950	(8,710,332)	(7,569,534)	117,889,559
Fidelity Series Floating Rate High Income Fund	2,937,579	159,625	1,213,351	149,801	(148,496)	39,976	1,775,333
Fidelity Series Government Money Market Fund 4.91%	291,427,485	38,573,394	121,333,914	5,673,686	-	-	208,666,965
Fidelity Series Growth Company Fund	30,038,017	11,658,296	10,210,021	156,787	(1,425,652)	(2,090,810)	27,969,830
Fidelity Series High Income Fund	17,400,076	906,396	4,305,512	853,496	(444,279)	(1,206,800)	12,349,881
Fidelity Series Inflation-Protected Bond Index Fund	57,837,687	290,770	57,095,867	275,981	1,481,680	(2,514,270)	-
Fidelity Series International Credit Fund	2,143,327	106,710	22,616	106,710	384	(345,261)	1,882,544
Fidelity Series International Developed Markets Bond Index Fund	88,940,411	26,212,602	17,227,204	721,210	(1,729,270)	(5,105,774)	91,090,765
Fidelity Series International Growth Fund	57,358,305	11,868,402	18,544,268	1,624,364	(3,213,184)	508,423	47,977,678
Fidelity Series International Small Cap Fund	15,838,374	2,169,357	3,291,906	785,881	(941,449)	(675,790)	13,098,586
Fidelity Series International Value Fund	57,937,817	9,802,081	18,614,575	1,590,921	(906,232)	(1,205,168)	47,013,923
Fidelity Series Intrinsic Opportunities Fund	29,549,224	6,333,495	25,411,793	5,265,170	7,141,620	(13,341,648)	4,270,898
Fidelity Series Investment Grade Bond Fund	1,151,658,480	58,683,950	210,679,428	32,876,299	(16,465,475)	(68,521,894)	914,675,633
Fidelity Series Large Cap Stock Fund	26,715,585	11,398,502	10,210,109	1,705,358	261,145	(1,900,579)	26,264,544
Fidelity Series Large Cap Value Index Fund	10,054,443	1,947,070	2,888,589	315,417	241,604	(1,125,263)	8,229,265
Fidelity Series Long-Term Treasury Bond Index Fund	106,361,810	20,571,503	19,587,606	2,545,002	(3,082,352)	(16,516,894)	87,746,461
Fidelity Series Opportunistic Insights Fund	15,387,331	8,173,734	4,800,167	770,500	(438,046)	(1,653,902)	16,668,950
Fidelity Series Overseas Fund	57,677,833	10,241,346	16,926,364	855,464	(2,005,849)	(1,054,623)	47,932,343
Fidelity Series Real Estate Income Fund	10,588,308	1,469,904	6,525,548	627,011	5,216	(1,475,959)	4,061,921
Fidelity Series Short-Term Credit Fund	72,994,989	3,425,706	27,206,126	1,034,023	(694,393)	(34,611)	48,485,565
Fidelity Series Small Cap Discovery Fund	3,313,051	885,870	1,091,837	509,629	19,564	(724,078)	2,402,570
Fidelity Series Small Cap Opportunities Fund	10,869,932	1,768,677	3,526,545	452,322	(162,457)	(892,510)	8,057,097
Fidelity Series Stock Selector Large Cap Value Fund	22,498,045	5,253,947	7,211,253	1,363,794	389,243	(2,592,236)	18,337,746
Fidelity Series Value Discovery Fund	17,114,908	5,559,358	4,694,306	821,154	618,078	(2,237,980)	16,360,058
	2,904,573,976	483,819,892	834,704,850	110,807,399	(42,103,257)	(181,111,773)	2,329,961,064

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	3,687,979	-	3,687,979	-

Domestic Equity Funds	165,196,625	165,196,625	-	-

International Equity Funds	310,562,695	310,562,695	-	-

Bond Funds	1,597,049,214	1,597,049,214	-	-

Short-Term Funds	260,952,948	260,952,948	-	-
Total Investments in Securities:	2,337,449,461	2,333,761,482	3,687,979	-
Derivative Instruments:

Assets
Futures Contracts	1,153,856	1,153,856	-	-
Total Assets	1,153,856	1,153,856	-	-

Liabilities
Futures Contracts	(1,727,449)	(1,727,449)	-	-
Total Liabilities	(1,727,449)	(1,727,449)	-	-
Total Derivative Instruments:	(573,593)	(573,593)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,727,449)
Total Equity Risk	0	(1,727,449)
Interest Rate Risk
Futures Contracts (a)	1,153,856	0
Total Interest Rate Risk	1,153,856	0
Total Value of Derivatives	1,153,856	(1,727,449)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Income Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,687,536)	$3,687,979
Fidelity Central Funds (cost $3,800,418)	3,800,418
Other affiliated issuers (cost $2,376,907,714)	2,329,961,064

Total Investment in Securities (cost $2,384,395,668)		$2,337,449,461
Receivable for investments sold		12,663,131
Receivable for fund shares sold		1,911,846
Distributions receivable from Fidelity Central Funds		19,323
Total assets		2,352,043,761
Liabilities
Payable for investments purchased	$10,325,593
Payable for fund shares redeemed	3,431,260
Accrued management fee	857,183
Payable for daily variation margin on futures contracts	49,051
Total Liabilities		14,663,087
Net Assets		$2,337,380,674
Net Assets consist of:
Paid in capital		$2,424,801,945
Total accumulated earnings (loss)		(87,421,271)
Net Assets		$2,337,380,674

Net Asset Value and Maximum Offering Price
Fidelity Freedom Income Fund :
Net Asset Value , offering price and redemption price per share ($1,517,912,128 ÷ 147,722,686 shares)		$10.28
Class K :
Net Asset Value , offering price and redemption price per share ($564,147,972 ÷ 54,993,480 shares)		$10.26
Class K6 :
Net Asset Value , offering price and redemption price per share ($255,320,574 ÷ 24,914,792 shares)		$10.25

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$99,098,413
Interest		75,918
Income from Fidelity Central Funds		100,351
Total Income		99,274,682
Expenses
Management fee	$11,112,181
Independent trustees' fees and expenses	9,506
Total expenses before reductions	11,121,687
Expense reductions	(10)
Total expenses after reductions		11,121,677
Net Investment income (loss)		88,153,005
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	123
Redemptions in-kind	1,156,999
Fidelity Central Funds	6
Other affiliated issuers	(43,260,256)
Futures contracts	(5,959,352)
Capital gain distributions from underlying funds:
Affiliated issuers	11,708,986
Total net realized gain (loss)		(36,353,494)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	457
Fidelity Central Funds	(7)
Other affiliated issuers	(181,111,773)
Futures contracts	(1,231,353)
Total change in net unrealized appreciation (depreciation)		(182,342,676)
Net gain (loss)		(218,696,170)
Net increase (decrease) in net assets resulting from operations		$(130,543,165)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$88,153,005	$75,116,031
Net realized gain (loss)	(36,353,494)	113,588,385
Change in net unrealized appreciation (depreciation)	(182,342,676)	(201,907,191)
Net increase (decrease) in net assets resulting from operations	(130,543,165)	(13,202,775)
Distributions to shareholders	(146,804,362)	(189,462,492)
Share transactions - net increase (decrease)	(291,659,008)	(209,118,449)
Total increase (decrease) in net assets	(569,006,535)	(411,783,716)

Net Assets
Beginning of period	2,906,387,209	3,318,170,925
End of period	$2,337,380,674	$2,906,387,209

Financial Highlights
Fidelity Freedom® Income Fund

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.37	$12.16	$11.15	$11.44	$11.69
Income from Investment Operations
Net investment income (loss) A,B	.36	.28	.13	.22	.23
Net realized and unrealized gain (loss)	(.85)	(.35)	1.40	(.09)	.11
Total from investment operations	(.49)	(.07)	1.53	.13	.34
Distributions from net investment income	(.36)	(.29)	(.13)	(.23)	(.23)
Distributions from net realized gain	(.24)	(.44)	(.39)	(.20)	(.36)
Total distributions	(.60)	(.72) C	(.52)	(.42) C	(.59)
Net asset value, end of period	$10.28	$11.37	$12.16	$11.15	$11.44
Total Return D	(4.18)%	(.76)%	13.92%	1.05%	3.08%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46% G	.46% G	.47%	.47%	.46% G
Expenses net of fee waivers, if any	.46% G	.46% G	.47%	.47%	.46% G
Expenses net of all reductions	.46% G	.46% G	.47%	.47%	.46% G
Net investment income (loss)	3.48%	2.34%	1.05%	1.90%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$1,517,912	$1,851,042	$2,031,257	$1,839,153	$1,978,263
Portfolio turnover rate H	19% I	36%	21%	17%	22%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® Income Fund Class K

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.35	$12.14	$11.13	$11.42	$11.68
Income from Investment Operations
Net investment income (loss) A,B	.37	.29	.13	.23	.24
Net realized and unrealized gain (loss)	(.86)	(.35)	1.41	(.09)	.09
Total from investment operations	(.49)	(.06)	1.54	.14	.33
Distributions from net investment income	(.36)	(.29)	(.14)	(.23)	(.24)
Distributions from net realized gain	(.24)	(.44)	(.39)	(.20)	(.36)
Total distributions	(.60)	(.73)	(.53)	(.43)	(.59) C
Net asset value, end of period	$10.26	$11.35	$12.14	$11.13	$11.42
Total Return D	(4.16)%	(.72)%	14.02%	1.12%	3.04%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.41% G	.41% G	.41%	.41%	.41% G
Expenses net of fee waivers, if any	.41% G	.41% G	.41%	.41%	.41% G
Expenses net of all reductions	.41% G	.41% G	.41%	.41%	.41% G
Net investment income (loss)	3.53%	2.39%	1.10%	1.95%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$564,148	$780,949	$1,043,133	$1,048,404	$1,236,535
Portfolio turnover rate H	19% I	36%	21%	17%	22%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® Income Fund Class K6

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.34	$12.13	$11.13	$11.42	$11.68
Income from Investment Operations
Net investment income (loss) A,B	.37	.29	.14	.23	.24
Net realized and unrealized gain (loss)	(.85)	(.34)	1.40	(.08)	.11
Total from investment operations	(.48)	(.05)	1.54	.15	.35
Distributions from net investment income	(.37)	(.30)	(.15)	(.24)	(.25)
Distributions from net realized gain	(.24)	(.44)	(.39)	(.20)	(.36)
Total distributions	(.61)	(.74)	(.54)	(.44)	(.61)
Net asset value, end of period	$10.25	$11.34	$12.13	$11.13	$11.42
Total Return C	(4.09)%	(.64)%	13.97%	1.18%	3.16%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.36% F	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.36% F	.37%	.37%	.37%	.37%
Expenses net of all reductions	.36% F	.37%	.37%	.37%	.37%
Net investment income (loss)	3.58%	2.44%	1.15%	2.00%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$255,321	$274,397	$243,781	$199,750	$167,422
Portfolio turnover rate G	19% H	36%	21%	17%	22%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2005 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	38.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.3
Fidelity Series Government Money Market Fund 4.91%	8.8
Fidelity Series Emerging Markets Opportunities Fund	5.2
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series International Growth Fund	2.1
Fidelity Series Overseas Fund	2.1
Fidelity Series International Value Fund	2.1
Fidelity Series Short-Term Credit Fund	1.9
88.0

Asset Allocation (% of Fund's net assets)

Futures - 1.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2005 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.39% to 4.73% 4/6/23 to 6/1/23 (b) (Cost $1,162,985)	1,170,000	1,163,124

Domestic Equity Funds - 7.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	198,953	1,878,112
Fidelity Series Blue Chip Growth Fund (c)	436,961	5,230,420
Fidelity Series Commodity Strategy Fund (c)	51,319	5,103,156
Fidelity Series Growth Company Fund (c)	608,232	9,640,472
Fidelity Series Intrinsic Opportunities Fund (c)	137,884	1,628,411
Fidelity Series Large Cap Stock Fund (c)	505,785	8,927,107
Fidelity Series Large Cap Value Index Fund (c)	201,325	2,798,423
Fidelity Series Opportunistic Insights Fund (c)	365,569	5,699,223
Fidelity Series Small Cap Discovery Fund (c)	79,152	823,181
Fidelity Series Small Cap Opportunities Fund (c)	223,849	2,739,910
Fidelity Series Stock Selector Large Cap Value Fund (c)	517,743	6,233,629
Fidelity Series Value Discovery Fund (c)	386,205	5,561,350
TOTAL DOMESTIC EQUITY FUNDS (Cost $46,624,140)		56,263,394

International Equity Funds - 13.7%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	429,235	5,897,691
Fidelity Series Emerging Markets Fund (c)	714,038	5,826,551
Fidelity Series Emerging Markets Opportunities Fund (c)	2,291,751	37,745,134
Fidelity Series International Growth Fund (c)	986,872	15,582,703
Fidelity Series International Small Cap Fund (c)	267,830	4,287,963
Fidelity Series International Value Fund (c)	1,460,332	15,508,722
Fidelity Series Overseas Fund (c)	1,297,375	15,568,501
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $81,941,768)		100,417,265

Bond Funds - 67.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	14,951,733	141,891,946
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	329,342	2,657,786
Fidelity Series Emerging Markets Debt Fund (c)	510,649	3,753,273
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	139,164	1,270,568
Fidelity Series Floating Rate High Income Fund (c)	50,727	449,952
Fidelity Series High Income Fund (c)	474,622	3,882,407
Fidelity Series International Credit Fund (c)	65,890	512,623
Fidelity Series International Developed Markets Bond Index Fund (c)	3,308,405	28,750,044
Fidelity Series Investment Grade Bond Fund (c)	28,262,699	285,170,633
Fidelity Series Long-Term Treasury Bond Index Fund (c)	4,470,723	27,763,189
Fidelity Series Real Estate Income Fund (c)	135,414	1,286,430
TOTAL BOND FUNDS (Cost $551,624,423)		497,388,851

Short-Term Funds - 10.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	1,183,661	1,183,898
Fidelity Series Government Money Market Fund 4.91% (c)(f)	64,869,834	64,869,834
Fidelity Series Short-Term Credit Fund (c)	1,487,499	14,354,364
TOTAL SHORT-TERM FUNDS (Cost $80,816,547)		80,408,096

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $762,169,863)	735,640,730
NET OTHER ASSETS (LIABILITIES) - 0.0%	(19,842)
NET ASSETS - 100.0%	735,620,888

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	143	Jun 2023	16,433,828	333,627	333,627
CBOT 5-Year U.S. Treasury Note Contracts (United States)	117	Jun 2023	12,812,414	27,646	27,646

TOTAL PURCHASED					361,273

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	30	Jun 2023	6,206,625	(346,748)	(346,748)
ICE E-mini MSCI EAFE Index Contracts (United States)	30	Jun 2023	3,144,750	(25,362)	(25,362)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	141	Jun 2023	7,018,275	(198,837)	(198,837)

TOTAL SOLD					(570,947)

TOTAL FUTURES CONTRACTS					(209,674)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,163,124.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	363,706	13,379,582	12,559,390	30,029	-	-	1,183,898	0.0%
Total	363,706	13,379,582	12,559,390	30,029	-	-	1,183,898

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	135,536,804	49,935,373	35,354,774	6,994,729	(822,545)	(7,249,199)	141,891,946
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6,690,790	7,179,881	10,178,608	250,744	(819,896)	(214,381)	2,657,786
Fidelity Series All-Sector Equity Fund	2,915,792	264,005	946,610	117,978	(117,059)	(238,016)	1,878,112
Fidelity Series Blue Chip Growth Fund	4,789,252	3,566,369	2,469,039	183,570	(185,739)	(470,423)	5,230,420
Fidelity Series Canada Fund	8,837,313	728,853	2,683,331	198,200	185,085	(1,170,229)	5,897,691
Fidelity Series Commodity Strategy Fund	13,741,976	7,583,229	8,498,421	6,529,286	(1,911,233)	(5,812,395)	5,103,156
Fidelity Series Emerging Markets Debt Fund	4,719,375	495,961	957,395	234,042	(267,626)	(237,042)	3,753,273
Fidelity Series Emerging Markets Debt Local Currency Fund	1,568,618	52,389	352,418	-	(56,983)	58,962	1,270,568
Fidelity Series Emerging Markets Fund	5,896,823	2,215,203	1,639,792	117,624	(169,187)	(476,496)	5,826,551
Fidelity Series Emerging Markets Opportunities Fund	53,126,445	7,838,342	17,788,588	1,008,247	(2,628,602)	(2,802,463)	37,745,134
Fidelity Series Floating Rate High Income Fund	940,974	223,673	678,248	42,609	(78,917)	42,470	449,952
Fidelity Series Government Money Market Fund 4.91%	87,525,442	14,583,076	37,238,684	1,730,655	-	-	64,869,834
Fidelity Series Growth Company Fund	11,934,245	3,579,707	4,350,473	55,853	(661,299)	(861,708)	9,640,472
Fidelity Series High Income Fund	5,573,379	319,993	1,486,789	269,885	(123,778)	(400,398)	3,882,407
Fidelity Series Inflation-Protected Bond Index Fund	17,694,190	105,393	17,480,525	87,571	453,771	(772,829)	-
Fidelity Series International Credit Fund	583,824	29,030	6,339	29,031	154	(94,046)	512,623
Fidelity Series International Developed Markets Bond Index Fund	28,580,774	8,526,972	6,179,418	228,472	(572,836)	(1,605,448)	28,750,044
Fidelity Series International Growth Fund	20,171,385	3,538,426	7,090,933	541,194	(851,965)	(184,210)	15,582,703
Fidelity Series International Small Cap Fund	5,530,790	709,338	1,380,859	261,829	(163,575)	(407,731)	4,287,963
Fidelity Series International Value Fund	20,376,457	3,144,185	7,198,190	530,061	129,760	(943,490)	15,508,722
Fidelity Series Intrinsic Opportunities Fund	11,613,800	2,225,111	9,898,462	1,940,155	2,829,064	(5,141,102)	1,628,411
Fidelity Series Investment Grade Bond Fund	359,246,365	24,561,445	72,280,394	10,198,130	(6,684,365)	(19,672,418)	285,170,633
Fidelity Series Large Cap Stock Fund	10,613,894	3,549,829	4,523,656	636,948	363,423	(1,076,383)	8,927,107
Fidelity Series Large Cap Value Index Fund	3,994,232	495,533	1,347,908	113,065	283,604	(627,038)	2,798,423
Fidelity Series Long-Term Treasury Bond Index Fund	34,621,461	6,835,252	7,350,095	815,359	(1,050,066)	(5,293,363)	27,763,189
Fidelity Series Opportunistic Insights Fund	6,113,361	2,628,089	2,187,073	276,239	(182,165)	(672,989)	5,699,223
Fidelity Series Overseas Fund	20,284,401	3,224,403	6,770,538	285,017	(512,905)	(656,860)	15,568,501
Fidelity Series Real Estate Income Fund	3,394,488	480,385	2,122,325	201,904	6,537	(472,655)	1,286,430
Fidelity Series Short-Term Credit Fund	21,922,817	1,094,836	8,441,573	308,938	(274,458)	52,742	14,354,364
Fidelity Series Small Cap Discovery Fund	1,316,515	284,158	501,612	193,267	30,917	(306,797)	823,181
Fidelity Series Small Cap Opportunities Fund	4,319,120	453,852	1,623,857	167,103	62,722	(471,927)	2,739,910
Fidelity Series Stock Selector Large Cap Value Fund	8,939,336	1,470,780	3,315,210	487,985	408,008	(1,269,285)	6,233,629
Fidelity Series Value Discovery Fund	6,800,190	1,512,106	2,132,066	293,673	453,657	(1,072,537)	5,561,350
	929,914,628	163,435,177	286,454,203	35,329,363	(12,928,497)	(60,519,684)	733,293,708

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	1,163,124	-	1,163,124	-

Domestic Equity Funds	56,263,394	56,263,394	-	-

International Equity Funds	100,417,265	100,417,265	-	-

Bond Funds	497,388,851	497,388,851	-	-

Short-Term Funds	80,408,096	80,408,096	-	-
Total Investments in Securities:	735,640,730	734,477,606	1,163,124	-
Derivative Instruments:

Assets
Futures Contracts	361,273	361,273	-	-
Total Assets	361,273	361,273	-	-

Liabilities
Futures Contracts	(570,947)	(570,947)	-	-
Total Liabilities	(570,947)	(570,947)	-	-
Total Derivative Instruments:	(209,674)	(209,674)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(570,947)
Total Equity Risk	0	(570,947)
Interest Rate Risk
Futures Contracts (a)	361,273	0
Total Interest Rate Risk	361,273	0
Total Value of Derivatives	361,273	(570,947)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2005 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,162,985)	$1,163,124
Fidelity Central Funds (cost $1,183,898)	1,183,898
Other affiliated issuers (cost $759,822,980)	733,293,708

Total Investment in Securities (cost $762,169,863)		$735,640,730
Cash		1
Receivable for investments sold		4,070,605
Receivable for fund shares sold		511,732
Distributions receivable from Fidelity Central Funds		6,005
Total assets		740,229,073
Liabilities
Payable for investments purchased	$3,426,203
Payable for fund shares redeemed	901,473
Accrued management fee	266,234
Payable for daily variation margin on futures contracts	14,275
Total Liabilities		4,608,185
Net Assets		$735,620,888
Net Assets consist of:
Paid in capital		$774,506,914
Total accumulated earnings (loss)		(38,886,026)
Net Assets		$735,620,888

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2005 Fund :
Net Asset Value , offering price and redemption price per share ($443,083,459 ÷ 40,834,581 shares)		$10.85
Class K :
Net Asset Value , offering price and redemption price per share ($199,815,184 ÷ 18,444,956 shares)		$10.83
Class K6 :
Net Asset Value , offering price and redemption price per share ($92,722,245 ÷ 8,589,832 shares)		$10.79

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$31,091,507
Interest		24,204
Income from Fidelity Central Funds		30,029
Total Income		31,145,740
Expenses
Management fee	$3,489,648
Independent trustees' fees and expenses	3,013
Total expenses before reductions	3,492,661
Expense reductions	(24)
Total expenses after reductions		3,492,637
Net Investment income (loss)		27,653,103
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	200,288
Affiliated issuers	(13,128,785)
Futures contracts	(1,935,236)
Capital gain distributions from underlying funds:
Affiliated issuers	4,237,856
Total net realized gain (loss)		(10,625,877)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	141
Affiliated issuers	(60,519,684)
Futures contracts	(421,956)
Total change in net unrealized appreciation (depreciation)		(60,941,499)
Net gain (loss)		(71,567,376)
Net increase (decrease) in net assets resulting from operations		$(43,914,273)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,653,103	$23,826,349
Net realized gain (loss)	(10,625,877)	45,652,007
Change in net unrealized appreciation (depreciation)	(60,941,499)	(70,735,304)
Net increase (decrease) in net assets resulting from operations	(43,914,273)	(1,256,948)
Distributions to shareholders	(48,203,554)	(73,429,776)
Share transactions - net increase (decrease)	(102,829,074)	(73,013,845)
Total increase (decrease) in net assets	(194,946,901)	(147,700,569)

Net Assets
Beginning of period	930,567,789	1,078,268,358
End of period	$735,620,888	$930,567,789

Financial Highlights
Fidelity Freedom® 2005 Fund

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.07	$13.06	$11.68	$12.20	$12.50
Income from Investment Operations
Net investment income (loss) A,B	.38	.30	.14	.23	.24
Net realized and unrealized gain (loss)	(.93)	(.33)	1.81	(.19)	.11
Total from investment operations	(.55)	(.03)	1.95	.04	.35
Distributions from net investment income	(.37)	(.31)	(.15)	(.24)	(.24)
Distributions from net realized gain	(.30)	(.64)	(.42)	(.31)	(.41)
Total distributions	(.67)	(.96) C	(.57)	(.56) C	(.65)
Net asset value, end of period	$10.85	$12.07	$13.06	$11.68	$12.20
Total Return D	(4.48)%	(.53)%	16.89%	.12%	3.03%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47%	.47%	.47%	.47%	.48%
Expenses net of fee waivers, if any	.47%	.47%	.47%	.47%	.48%
Expenses net of all reductions	.47%	.47%	.47%	.47%	.48%
Net investment income (loss)	3.45%	2.33%	1.07%	1.89%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$443,083	$549,383	$629,098	$530,872	$563,036
Portfolio turnover rate G	20% H	38%	27%	24%	26%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2005 Fund Class K

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.05	$13.04	$11.66	$12.18	$12.49
Income from Investment Operations
Net investment income (loss) A,B	.38	.31	.14	.24	.25
Net realized and unrealized gain (loss)	(.93)	(.34)	1.82	(.19)	.10
Total from investment operations	(.55)	(.03)	1.96	.05	.35
Distributions from net investment income	(.37)	(.32)	(.16)	(.25)	(.24)
Distributions from net realized gain	(.30)	(.64)	(.42)	(.31)	(.41)
Total distributions	(.67)	(.96)	(.58)	(.57) C	(.66) C
Net asset value, end of period	$10.83	$12.05	$13.04	$11.66	$12.18
Total Return D	(4.44)%	(.49)%	16.99%	.18%	3.00%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.42%	.41%	.42%	.42%	.43%
Expenses net of fee waivers, if any	.42%	.41%	.42%	.42%	.43%
Expenses net of all reductions	.42%	.41%	.42%	.42%	.43%
Net investment income (loss)	3.50%	2.38%	1.12%	1.94%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$199,815	$283,366	$356,835	$338,902	$357,174
Portfolio turnover rate G	20% H	38%	27%	24%	26%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2005 Fund Class K6

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.01	$13.01	$11.64	$12.17	$12.49
Income from Investment Operations
Net investment income (loss) A,B	.39	.31	.15	.25	.25
Net realized and unrealized gain (loss)	(.93)	(.34)	1.81	(.20)	.11
Total from investment operations	(.54)	(.03)	1.96	.05	.36
Distributions from net investment income	(.38)	(.33)	(.17)	(.27)	(.27)
Distributions from net realized gain	(.30)	(.64)	(.42)	(.31)	(.41)
Total distributions	(.68)	(.97)	(.59)	(.58)	(.68)
Net asset value, end of period	$10.79	$12.01	$13.01	$11.64	$12.17
Total Return C	(4.38)%	(.48)%	17.02%	.22%	3.15%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.36% F	.37%	.37%	.37%	.38% F
Expenses net of fee waivers, if any	.36% F	.37%	.37%	.37%	.38% F
Expenses net of all reductions	.36% F	.37%	.37%	.37%	.38% F
Net investment income (loss)	3.55%	2.43%	1.17%	1.99%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$92,722	$97,818	$92,336	$68,546	$41,670
Portfolio turnover rate G	20% H	38%	27%	24%	26%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2010 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	35.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13.7
Fidelity Series Government Money Market Fund 4.91%	6.8
Fidelity Series Emerging Markets Opportunities Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.0
Fidelity Series International Growth Fund	2.8
Fidelity Series Overseas Fund	2.8
Fidelity Series International Value Fund	2.8
81.0

Asset Allocation (% of Fund's net assets)

Futures - 1.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2010 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.39% to 4.79% 4/6/23 to 6/1/23 (b) (Cost $5,955,693)	5,990,000	5,956,457

Domestic Equity Funds - 12.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	1,824,089	17,219,403
Fidelity Series Blue Chip Growth Fund (c)	3,955,112	47,342,695
Fidelity Series Commodity Strategy Fund (c)	268,037	26,653,551
Fidelity Series Growth Company Fund (c)	5,569,725	88,280,144
Fidelity Series Intrinsic Opportunities Fund (c)	1,348,564	15,926,539
Fidelity Series Large Cap Stock Fund (c)	4,695,079	82,868,143
Fidelity Series Large Cap Value Index Fund (c)	1,868,870	25,977,294
Fidelity Series Opportunistic Insights Fund (c)	3,375,324	52,621,308
Fidelity Series Small Cap Discovery Fund (c)	728,645	7,577,910
Fidelity Series Small Cap Opportunities Fund (c)	2,077,845	25,432,828
Fidelity Series Stock Selector Large Cap Value Fund (c)	4,806,039	57,864,714
Fidelity Series Value Discovery Fund (c)	3,585,310	51,628,462
TOTAL DOMESTIC EQUITY FUNDS (Cost $398,296,660)		499,392,991

International Equity Funds - 17.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,996,936	41,177,894
Fidelity Series Emerging Markets Fund (c)	4,300,624	35,093,093
Fidelity Series Emerging Markets Opportunities Fund (c)	14,059,143	231,554,078
Fidelity Series International Growth Fund (c)	6,890,596	108,802,506
Fidelity Series International Small Cap Fund (c)	1,865,254	29,862,713
Fidelity Series International Value Fund (c)	10,203,420	108,360,324
Fidelity Series Overseas Fund (c)	9,058,412	108,700,949
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $529,621,168)		663,551,557

Bond Funds - 61.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	55,710,589	528,693,486
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	14,238,949	114,908,318
Fidelity Series Emerging Markets Debt Fund (c)	2,678,155	19,684,439
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	729,932	6,664,282
Fidelity Series Floating Rate High Income Fund (c)	344,708	3,057,561
Fidelity Series High Income Fund (c)	2,473,123	20,230,146
Fidelity Series International Credit Fund (c)	445,316	3,464,558
Fidelity Series International Developed Markets Bond Index Fund (c)	17,283,261	150,191,540
Fidelity Series Investment Grade Bond Fund (c)	134,641,286	1,358,530,574
Fidelity Series Long-Term Treasury Bond Index Fund (c)	24,953,270	154,959,806
Fidelity Series Real Estate Income Fund (c)	710,789	6,752,495
TOTAL BOND FUNDS (Cost $2,645,127,177)		2,367,137,205

Short-Term Funds - 8.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	6,242,917	6,244,165
Fidelity Series Government Money Market Fund 4.91% (c)(f)	264,841,852	264,841,852
Fidelity Series Short-Term Credit Fund (c)	5,550,918	53,566,356
TOTAL SHORT-TERM FUNDS (Cost $326,221,021)		324,652,373

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,905,221,719)	3,860,690,583
NET OTHER ASSETS (LIABILITIES) - 0.0%	(82,274)
NET ASSETS - 100.0%	3,860,608,309

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	752	Jun 2023	86,421,250	1,760,204	1,760,204
CBOT 5-Year U.S. Treasury Note Contracts (United States)	613	Jun 2023	67,128,289	149,511	149,511

TOTAL PURCHASED					1,909,715

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	148	Jun 2023	30,619,350	(1,758,409)	(1,758,409)
ICE E-mini MSCI EAFE Index Contracts (United States)	160	Jun 2023	16,772,000	(123,798)	(123,798)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	751	Jun 2023	37,381,025	(1,051,052)	(1,051,052)

TOTAL SOLD					(2,933,259)

TOTAL FUTURES CONTRACTS					(1,023,544)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,956,457.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	2,322,409	70,896,853	66,975,097	159,727	28	(28)	6,244,165	0.0%
Total	2,322,409	70,896,853	66,975,097	159,727	28	(28)	6,244,165

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	486,049,066	190,364,623	117,830,387	25,709,491	(2,820,668)	(26,504,166)	528,693,486
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	136,039,987	38,097,602	36,161,126	7,505,119	(4,502,784)	(18,565,361)	114,908,318
Fidelity Series All-Sector Equity Fund	25,379,563	2,023,843	7,090,320	1,057,738	(995,831)	(2,097,852)	17,219,403
Fidelity Series Blue Chip Growth Fund	41,686,587	31,365,442	20,176,191	1,619,568	(1,706,763)	(3,826,380)	47,342,695
Fidelity Series Canada Fund	59,943,474	3,893,594	15,889,226	1,360,001	1,832,814	(8,602,762)	41,177,894
Fidelity Series Commodity Strategy Fund	71,231,816	37,879,561	42,647,921	33,607,493	(10,329,118)	(29,480,787)	26,653,551
Fidelity Series Emerging Markets Debt Fund	24,342,875	1,822,083	3,838,934	1,207,133	(924,896)	(1,716,689)	19,684,439
Fidelity Series Emerging Markets Debt Local Currency Fund	8,112,120	132,946	1,592,844	-	(280,985)	293,045	6,664,282
Fidelity Series Emerging Markets Fund	35,409,926	12,239,815	8,686,309	707,088	(961,697)	(2,908,642)	35,093,093
Fidelity Series Emerging Markets Opportunities Fund	319,040,360	39,614,444	94,218,604	6,053,655	(13,627,226)	(19,254,896)	231,554,078
Fidelity Series Floating Rate High Income Fund	4,877,760	257,600	1,901,594	251,481	(227,472)	51,267	3,057,561
Fidelity Series Government Money Market Fund 4.91%	339,130,442	73,406,125	147,694,715	6,732,709	-	-	264,841,852
Fidelity Series Growth Company Fund	103,861,204	31,763,397	34,256,251	495,582	(5,859,064)	(7,229,142)	88,280,144
Fidelity Series High Income Fund	28,892,048	1,432,902	7,359,800	1,399,817	(796,375)	(1,938,629)	20,230,146
Fidelity Series Inflation-Protected Bond Index Fund	77,340,890	459,345	76,340,878	449,738	1,969,307	(3,428,664)	-
Fidelity Series International Credit Fund	3,928,718	195,773	27,637	195,772	364	(632,660)	3,464,558
Fidelity Series International Developed Markets Bond Index Fund	147,234,284	41,737,808	27,561,898	1,180,241	(2,682,213)	(8,536,441)	150,191,540
Fidelity Series International Growth Fund	137,563,466	19,617,165	41,232,519	3,713,557	(4,013,499)	(3,132,107)	108,802,506
Fidelity Series International Small Cap Fund	38,045,891	3,508,641	7,695,437	1,796,556	(539,800)	(3,456,582)	29,862,713
Fidelity Series International Value Fund	138,952,756	18,357,430	43,278,808	3,637,159	2,281,567	(7,952,621)	108,360,324
Fidelity Series Intrinsic Opportunities Fund	99,326,020	17,400,771	80,140,369	17,345,188	23,932,587	(44,592,470)	15,926,539
Fidelity Series Investment Grade Bond Fund	1,690,965,140	127,243,483	335,797,741	47,987,625	(29,714,872)	(94,165,436)	1,358,530,574
Fidelity Series Large Cap Stock Fund	92,367,449	28,933,896	32,243,349	5,621,713	2,033,973	(8,223,826)	82,868,143
Fidelity Series Large Cap Value Index Fund	34,766,933	3,593,985	9,301,163	1,014,048	1,964,003	(5,046,464)	25,977,294
Fidelity Series Long-Term Treasury Bond Index Fund	188,692,115	35,575,139	34,664,917	4,490,918	(5,678,257)	(28,964,274)	154,959,806
Fidelity Series Opportunistic Insights Fund	53,214,540	22,482,838	15,619,653	2,476,025	(1,549,788)	(5,906,629)	52,621,308
Fidelity Series Overseas Fund	138,329,304	17,671,000	39,275,260	1,955,736	(157,155)	(7,866,940)	108,700,949
Fidelity Series Real Estate Income Fund	17,530,411	2,049,094	10,442,299	1,039,887	60,944	(2,445,655)	6,752,495
Fidelity Series Short-Term Credit Fund	84,944,631	3,455,306	33,983,930	1,158,629	(1,037,343)	187,692	53,566,356
Fidelity Series Small Cap Discovery Fund	11,457,958	2,271,716	3,726,948	1,702,193	183,265	(2,608,081)	7,577,910
Fidelity Series Small Cap Opportunities Fund	37,592,192	3,710,017	12,248,859	1,470,667	449,406	(4,069,928)	25,432,828
Fidelity Series Stock Selector Large Cap Value Fund	77,806,062	11,251,271	23,484,847	4,384,929	2,930,981	(10,638,753)	57,864,714
Fidelity Series Value Discovery Fund	59,188,328	13,691,774	15,661,175	2,637,336	3,429,844	(9,020,309)	51,628,462
	4,813,244,316	837,500,429	1,382,071,909	191,964,792	(47,336,751)	(372,281,142)	3,848,489,961

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	5,956,457	-	5,956,457	-

Domestic Equity Funds	499,392,991	499,392,991	-	-

International Equity Funds	663,551,557	663,551,557	-	-

Bond Funds	2,367,137,205	2,367,137,205	-	-

Short-Term Funds	324,652,373	324,652,373	-	-
Total Investments in Securities:	3,860,690,583	3,854,734,126	5,956,457	-
Derivative Instruments:

Assets
Futures Contracts	1,909,715	1,909,715	-	-
Total Assets	1,909,715	1,909,715	-	-

Liabilities
Futures Contracts	(2,933,259)	(2,933,259)	-	-
Total Liabilities	(2,933,259)	(2,933,259)	-	-
Total Derivative Instruments:	(1,023,544)	(1,023,544)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(2,933,259)
Total Equity Risk	0	(2,933,259)
Interest Rate Risk
Futures Contracts (a)	1,909,715	0
Total Interest Rate Risk	1,909,715	0
Total Value of Derivatives	1,909,715	(2,933,259)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2010 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,955,693)	$5,956,457
Fidelity Central Funds (cost $6,244,077)	6,244,165
Other affiliated issuers (cost $3,893,021,949)	3,848,489,961

Total Investment in Securities (cost $3,905,221,719)		$3,860,690,583
Receivable for investments sold		27,835,642
Receivable for fund shares sold		1,270,680
Distributions receivable from Fidelity Central Funds		31,088
Total assets		3,889,827,993
Liabilities
Payable for investments purchased	$23,106,987
Payable for fund shares redeemed	4,564,605
Accrued management fee	1,500,903
Payable for daily variation margin on futures contracts	47,189
Total Liabilities		29,219,684
Net Assets		$3,860,608,309
Net Assets consist of:
Paid in capital		$3,934,635,183
Total accumulated earnings (loss)		(74,026,874)
Net Assets		$3,860,608,309

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2010 Fund :
Net Asset Value , offering price and redemption price per share ($2,793,349,164 ÷ 210,237,010 shares)		$13.29
Class K :
Net Asset Value , offering price and redemption price per share ($777,489,955 ÷ 58,527,841 shares)		$13.28
Class K6 :
Net Asset Value , offering price and redemption price per share ($289,769,190 ÷ 21,927,589 shares)		$13.21

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$155,539,281
Interest		123,605
Income from Fidelity Central Funds		159,727
Total Income		155,822,613
Expenses
Management fee	$19,398,392
Independent trustees' fees and expenses	15,586
Total expenses before reductions	19,413,978
Expense reductions	(10)
Total expenses after reductions		19,413,968
Net Investment income (loss)		136,408,645
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	736
Redemptions in-kind	1,505,189
Fidelity Central Funds	28
Other affiliated issuers	(48,841,940)
Futures contracts	(9,349,238)
Capital gain distributions from underlying funds:
Affiliated issuers	36,425,511
Total net realized gain (loss)		(20,259,714)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	766
Fidelity Central Funds	(28)
Other affiliated issuers	(372,281,142)
Futures contracts	(2,344,497)
Total change in net unrealized appreciation (depreciation)		(374,624,901)
Net gain (loss)		(394,884,615)
Net increase (decrease) in net assets resulting from operations		$(258,475,970)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$136,408,645	$124,926,533
Net realized gain (loss)	(20,259,714)	308,444,511
Change in net unrealized appreciation (depreciation)	(374,624,901)	(416,399,783)
Net increase (decrease) in net assets resulting from operations	(258,475,970)	16,971,261
Distributions to shareholders	(283,637,328)	(472,366,663)
Share transactions - net increase (decrease)	(414,200,405)	(306,895,879)
Total increase (decrease) in net assets	(956,313,703)	(762,291,281)

Net Assets
Beginning of period	4,816,922,012	5,579,213,293
End of period	$3,860,608,309	$4,816,922,012

Financial Highlights
Fidelity Freedom® 2010 Fund

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.98	$16.42	$14.31	$15.35	$15.98
Income from Investment Operations
Net investment income (loss) A,B	.44	.38	.17	.29	.29
Net realized and unrealized gain (loss)	(1.21)	(.35)	2.92	(.43)	.12
Total from investment operations	(.77)	.03	3.09	(.14)	.41
Distributions from net investment income	(.43)	(.39)	(.20)	(.31)	(.30)
Distributions from net realized gain	(.50)	(1.07)	(.78)	(.60)	(.74)
Total distributions	(.92) C	(1.47) C	(.98)	(.90) C	(1.04)
Net asset value, end of period	$13.29	$14.98	$16.42	$14.31	$15.35
Total Return D	(5.00)%	(.17)%	22.04%	(1.25)%	2.89%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49%	.50%	.51%	.52%	.52% G
Expenses net of fee waivers, if any	.49%	.50%	.51%	.52%	.52% G
Expenses net of all reductions	.49%	.50%	.51%	.52%	.52% G
Net investment income (loss)	3.29%	2.32%	1.08%	1.84%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$2,793,349	$3,401,089	$3,814,845	$3,284,758	$3,724,077
Portfolio turnover rate H	20% I	34%	24%	18%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2010 Fund Class K

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.98	$16.41	$14.30	$15.34	$15.97
Income from Investment Operations
Net investment income (loss) A,B	.45	.39	.18	.30	.30
Net realized and unrealized gain (loss)	(1.22)	(.35)	2.92	(.43)	.12
Total from investment operations	(.77)	.04	3.10	(.13)	.42
Distributions from net investment income	(.43)	(.40)	(.20)	(.31)	(.31)
Distributions from net realized gain	(.50)	(1.07)	(.78)	(.60)	(.74)
Total distributions	(.93)	(1.47)	(.99) C	(.91)	(1.05)
Net asset value, end of period	$13.28	$14.98	$16.41	$14.30	$15.34
Total Return D	(5.03)%	(.07)%	22.11%	(1.21)%	2.95%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.44%	.44%	.45%	.45%	.46%
Expenses net of fee waivers, if any	.44%	.44%	.45%	.45%	.46%
Expenses net of all reductions	.44%	.44%	.45%	.45%	.46%
Net investment income (loss)	3.34%	2.38%	1.14%	1.91%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$777,490	$1,085,375	$1,444,009	$1,431,597	$1,909,779
Portfolio turnover rate G	20% H	34%	24%	18%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2010 Fund Class K6

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.91	$16.35	$14.25	$15.30	$15.97
Income from Investment Operations
Net investment income (loss) A,B	.45	.39	.19	.30	.31
Net realized and unrealized gain (loss)	(1.21)	(.34)	2.91	(.42)	.11
Total from investment operations	(.76)	.05	3.10	(.12)	.42
Distributions from net investment income	(.44)	(.42)	(.22)	(.34)	(.35)
Distributions from net realized gain	(.50)	(1.07)	(.78)	(.60)	(.74)
Total distributions	(.94)	(1.49)	(1.00)	(.93) C	(1.09)
Net asset value, end of period	$13.21	$14.91	$16.35	$14.25	$15.30
Total Return D	(4.97)%	(.02)%	22.23%	(1.14)%	2.96%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.38%	.38%	.38%	.39%	.39%
Expenses net of fee waivers, if any	.38%	.38%	.38%	.39%	.39%
Expenses net of all reductions	.38%	.38%	.38%	.39%	.39%
Net investment income (loss)	3.40%	2.44%	1.20%	1.97%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$289,769	$330,459	$320,359	$257,400	$213,620
Portfolio turnover rate G	20% H	34%	24%	18%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2015 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	31.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	6.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.6
Fidelity Series Government Money Market Fund 4.91%	4.6
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series International Growth Fund	3.6
Fidelity Series Overseas Fund	3.5
Fidelity Series International Value Fund	3.5
75.5

Asset Allocation (% of Fund's net assets)

Futures - 1.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2015 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.39% to 4.73% 4/6/23 to 6/1/23 (b) (Cost $8,537,720)	8,580,000	8,538,860

Domestic Equity Funds - 18.5%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	3,831,527	36,169,610
Fidelity Series Blue Chip Growth Fund (c)	8,320,413	99,595,344
Fidelity Series Commodity Strategy Fund (c)	386,418	38,425,455
Fidelity Series Growth Company Fund (c)	11,721,919	185,792,409
Fidelity Series Intrinsic Opportunities Fund (c)	2,976,530	35,152,819
Fidelity Series Large Cap Stock Fund (c)	9,885,873	174,485,662
Fidelity Series Large Cap Value Index Fund (c)	3,935,022	54,696,805
Fidelity Series Opportunistic Insights Fund (c)	7,104,056	110,752,233
Fidelity Series Small Cap Discovery Fund (c)	1,534,131	15,954,966
Fidelity Series Small Cap Opportunities Fund (c)	4,374,914	53,548,952
Fidelity Series Stock Selector Large Cap Value Fund (c)	10,119,744	121,841,713
Fidelity Series Value Discovery Fund (c)	7,549,660	108,715,100
TOTAL DOMESTIC EQUITY FUNDS (Cost $816,660,110)		1,035,131,068

International Equity Funds - 20.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	5,470,803	75,168,840
Fidelity Series Emerging Markets Fund (c)	6,957,404	56,772,418
Fidelity Series Emerging Markets Opportunities Fund (c)	23,519,653	387,368,686
Fidelity Series International Growth Fund (c)	12,578,751	198,618,481
Fidelity Series International Small Cap Fund (c)	3,411,542	54,618,792
Fidelity Series International Value Fund (c)	18,616,292	197,705,017
Fidelity Series Overseas Fund (c)	16,535,714	198,428,564
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $931,534,534)		1,168,680,798

Bond Funds - 55.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	47,897,383	454,546,168
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	38,898,986	313,914,817
Fidelity Series Emerging Markets Debt Fund (c)	3,882,953	28,539,701
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	1,059,581	9,673,978
Fidelity Series Floating Rate High Income Fund (c)	524,135	4,649,080
Fidelity Series High Income Fund (c)	3,565,437	29,165,278
Fidelity Series International Credit Fund (c)	676,957	5,266,725
Fidelity Series International Developed Markets Bond Index Fund (c)	25,114,520	218,245,177
Fidelity Series Investment Grade Bond Fund (c)	175,606,049	1,771,865,035
Fidelity Series Long-Term Treasury Bond Index Fund (c)	38,317,758	237,953,280
Fidelity Series Real Estate Income Fund (c)	1,061,227	10,081,657
TOTAL BOND FUNDS (Cost $3,452,439,111)		3,083,900,896

Short-Term Funds - 5.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	9,521,706	9,523,610
Fidelity Series Government Money Market Fund 4.91% (c)(f)	256,877,092	256,877,092
Fidelity Series Short-Term Credit Fund (c)	4,650,010	44,872,597
TOTAL SHORT-TERM FUNDS (Cost $312,613,590)		311,273,299

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,521,785,065)	5,607,524,921
NET OTHER ASSETS (LIABILITIES) - 0.0%	(91,512)
NET ASSETS - 100.0%	5,607,433,409

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,091	Jun 2023	125,379,766	2,567,993	2,567,993
CBOT 5-Year U.S. Treasury Note Contracts (United States)	890	Jun 2023	97,461,953	221,283	221,283

TOTAL PURCHASED					2,789,276

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	214	Jun 2023	44,273,925	(2,527,588)	(2,527,588)
ICE E-mini MSCI EAFE Index Contracts (United States)	227	Jun 2023	23,795,275	(181,824)	(181,824)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,099	Jun 2023	54,702,725	(1,558,179)	(1,558,179)

TOTAL SOLD					(4,267,591)

TOTAL FUTURES CONTRACTS					(1,478,315)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,538,860.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	3,775,940	102,676,048	96,928,378	239,218	-	-	9,523,610	0.0%
Total	3,775,940	102,676,048	96,928,378	239,218	-	-	9,523,610

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	403,622,833	179,618,041	103,661,814	21,842,046	(2,302,795)	(22,250,105)	454,546,168
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	348,333,155	110,698,278	85,098,212	20,208,486	(10,540,894)	(49,477,510)	313,914,817
Fidelity Series All-Sector Equity Fund	53,591,604	3,480,621	14,340,400	2,220,653	(1,336,334)	(5,225,881)	36,169,610
Fidelity Series Blue Chip Growth Fund	88,009,589	62,856,786	39,461,859	3,361,549	(3,881,328)	(7,927,844)	99,595,344
Fidelity Series Canada Fund	111,413,681	6,675,282	30,274,760	2,489,457	4,461,465	(17,106,828)	75,168,840
Fidelity Series Commodity Strategy Fund	106,409,323	54,246,698	64,451,187	48,764,307	(14,814,344)	(42,965,035)	38,425,455
Fidelity Series Emerging Markets Debt Fund	36,236,031	2,531,955	6,308,384	1,763,910	(1,559,652)	(2,360,249)	28,539,701
Fidelity Series Emerging Markets Debt Local Currency Fund	12,084,433	97,232	2,504,103	-	(458,977)	455,393	9,673,978
Fidelity Series Emerging Markets Fund	60,275,531	18,570,178	15,378,709	1,181,179	(1,297,191)	(5,397,391)	56,772,418
Fidelity Series Emerging Markets Opportunities Fund	543,107,325	58,679,286	158,363,037	10,101,724	(21,822,654)	(34,232,234)	387,368,686
Fidelity Series Floating Rate High Income Fund	7,286,212	381,962	2,760,179	375,859	(324,288)	65,373	4,649,080
Fidelity Series Government Money Market Fund 4.91%	326,177,576	100,784,357	170,084,841	6,193,463	-	-	256,877,092
Fidelity Series Growth Company Fund	219,311,620	59,854,276	65,321,483	1,048,076	(11,122,693)	(16,929,311)	185,792,409
Fidelity Series High Income Fund	43,519,997	2,080,708	12,359,622	2,047,655	(1,363,465)	(2,712,340)	29,165,278
Fidelity Series Inflation-Protected Bond Index Fund	96,196,107	678,396	94,953,717	673,176	2,424,195	(4,344,981)	-
Fidelity Series International Credit Fund	5,973,826	297,603	43,243	297,604	836	(962,297)	5,266,725
Fidelity Series International Developed Markets Bond Index Fund	220,849,536	60,984,360	47,029,958	1,710,421	(4,523,369)	(12,035,392)	218,245,177
Fidelity Series International Growth Fund	255,759,481	31,204,700	74,470,273	6,797,283	(3,160,219)	(10,715,208)	198,618,481
Fidelity Series International Small Cap Fund	70,761,452	4,937,396	13,492,783	3,288,194	(659,805)	(6,927,468)	54,618,792
Fidelity Series International Value Fund	258,333,603	29,787,761	79,403,961	6,657,217	5,923,193	(16,935,579)	197,705,017
Fidelity Series Intrinsic Opportunities Fund	209,183,146	36,127,006	166,878,911	36,011,327	49,715,186	(92,993,608)	35,152,819
Fidelity Series Investment Grade Bond Fund	2,268,373,481	205,909,418	537,816,048	62,848,934	(46,939,724)	(117,662,092)	1,771,865,035
Fidelity Series Large Cap Stock Fund	195,039,129	56,148,976	63,328,859	11,679,076	4,372,855	(17,746,439)	174,485,662
Fidelity Series Large Cap Value Index Fund	73,414,879	6,066,353	18,172,869	2,128,487	4,119,001	(10,730,559)	54,696,805
Fidelity Series Long-Term Treasury Bond Index Fund	295,971,520	54,789,093	59,022,714	6,938,016	(10,089,347)	(43,695,272)	237,953,280
Fidelity Series Opportunistic Insights Fund	112,370,035	44,997,341	30,821,190	5,150,691	(3,575,944)	(12,218,009)	110,752,233
Fidelity Series Overseas Fund	257,182,773	28,045,645	71,344,215	3,579,751	1,809,667	(17,265,306)	198,428,564
Fidelity Series Real Estate Income Fund	26,108,428	1,570,954	14,147,780	1,553,011	195,579	(3,645,524)	10,081,657
Fidelity Series Short-Term Credit Fund	81,709,941	3,535,659	39,574,047	983,507	(1,291,898)	492,942	44,872,597
Fidelity Series Small Cap Discovery Fund	24,194,354	4,419,367	7,547,153	3,560,750	415,365	(5,526,967)	15,954,966
Fidelity Series Small Cap Opportunities Fund	79,379,204	6,700,291	24,749,059	3,050,105	582,939	(8,364,423)	53,548,952
Fidelity Series Stock Selector Large Cap Value Fund	164,294,684	20,865,307	46,812,872	9,203,774	5,782,883	(22,288,289)	121,841,713
Fidelity Series Value Discovery Fund	124,984,516	29,344,244	33,710,486	5,498,177	7,667,158	(19,570,332)	108,715,100
	7,179,459,005	1,286,965,530	2,193,688,728	293,207,865	(53,594,599)	(629,198,765)	5,589,462,451

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	8,538,860	-	8,538,860	-

Domestic Equity Funds	1,035,131,068	1,035,131,068	-	-

International Equity Funds	1,168,680,798	1,168,680,798	-	-

Bond Funds	3,083,900,896	3,083,900,896	-	-

Short-Term Funds	311,273,299	311,273,299	-	-
Total Investments in Securities:	5,607,524,921	5,598,986,061	8,538,860	-
Derivative Instruments:

Assets
Futures Contracts	2,789,276	2,789,276	-	-
Total Assets	2,789,276	2,789,276	-	-

Liabilities
Futures Contracts	(4,267,591)	(4,267,591)	-	-
Total Liabilities	(4,267,591)	(4,267,591)	-	-
Total Derivative Instruments:	(1,478,315)	(1,478,315)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(4,267,591)
Total Equity Risk	0	(4,267,591)
Interest Rate Risk
Futures Contracts (a)	2,789,276	0
Total Interest Rate Risk	2,789,276	0
Total Value of Derivatives	2,789,276	(4,267,591)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2015 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $8,537,720)	$8,538,860
Fidelity Central Funds (cost $9,523,420)	9,523,610
Other affiliated issuers (cost $5,503,723,925)	5,589,462,451

Total Investment in Securities (cost $5,521,785,065)		$5,607,524,921
Receivable for investments sold		45,212,178
Receivable for fund shares sold		1,847,888
Distributions receivable from Fidelity Central Funds		46,474
Other receivables		16,876
Total assets		5,654,648,337
Liabilities
Payable for investments purchased	$35,466,750
Payable for fund shares redeemed	9,367,639
Accrued management fee	2,326,696
Payable for daily variation margin on futures contracts	36,967
Other payables and accrued expenses	16,876
Total Liabilities		47,214,928
Net Assets		$5,607,433,409
Net Assets consist of:
Paid in capital		$5,550,641,972
Total accumulated earnings (loss)		56,791,437
Net Assets		$5,607,433,409

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2015 Fund :
Net Asset Value , offering price and redemption price per share ($3,643,870,354 ÷ 337,717,248 shares)		$10.79
Class K :
Net Asset Value , offering price and redemption price per share ($1,365,140,476 ÷ 126,638,512 shares)		$10.78
Class K6 :
Net Asset Value , offering price and redemption price per share ($598,422,579 ÷ 55,773,979 shares)		$10.73

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$218,556,909
Interest		182,364
Income from Fidelity Central Funds		239,218
Total Income		218,978,491
Expenses
Management fee	$30,201,942
Independent trustees' fees and expenses	22,808
Total expenses before reductions	30,224,750
Expense reductions	(11)
Total expenses after reductions		30,224,739
Net Investment income (loss)		188,753,752
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,027
Redemptions in-kind	4,662,916
Affiliated issuers	(58,257,515)
Futures contracts	(13,202,699)
Capital gain distributions from underlying funds:
Affiliated issuers	74,650,956
Total net realized gain (loss)		7,854,685
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,148
Affiliated issuers	(629,198,765)
Futures contracts	(3,449,943)
Total change in net unrealized appreciation (depreciation)		(632,647,560)
Net gain (loss)		(624,792,875)
Net increase (decrease) in net assets resulting from operations		$(436,039,123)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$188,753,752	$186,401,970
Net realized gain (loss)	7,854,685	566,777,927
Change in net unrealized appreciation (depreciation)	(632,647,560)	(692,499,072)
Net increase (decrease) in net assets resulting from operations	(436,039,123)	60,680,825
Distributions to shareholders	(479,582,871)	(808,778,100)
Share transactions - net increase (decrease)	(662,375,301)	(434,660,945)
Total increase (decrease) in net assets	(1,577,997,295)	(1,182,758,220)

Net Assets
Beginning of period	7,185,430,704	8,368,188,924
End of period	$5,607,433,409	$7,185,430,704

Financial Highlights
Fidelity Freedom® 2015 Fund

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.37	$13.69	$11.53	$12.68	$13.33
Income from Investment Operations
Net investment income (loss) A,B	.34	.31	.14	.23	.23
Net realized and unrealized gain (loss)	(1.06)	(.23)	2.94	(.52)	.08
Total from investment operations	(.72)	.08	3.08	(.29)	.31
Distributions from net investment income	(.34)	(.33)	(.16)	(.24)	(.24)
Distributions from net realized gain	(.53)	(1.08)	(.76)	(.62)	(.73)
Total distributions	(.86) C	(1.40) C	(.92)	(.86)	(.96) C
Net asset value, end of period	$10.79	$12.37	$13.69	$11.53	$12.68
Total Return D	(5.65)%	.19%	27.45%	(2.80)%	2.74%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.53%	.54%	.55%	.56%	.57%
Expenses net of fee waivers, if any	.53%	.54%	.55%	.56%	.57%
Expenses net of all reductions	.53%	.54%	.55%	.56%	.57%
Net investment income (loss)	3.11%	2.31%	1.07%	1.80%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$3,643,870	$4,530,090	$5,028,435	$4,174,065	$4,946,449
Portfolio turnover rate G	21% H	34%	26%	21%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2015 Fund Class K

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.36	$13.67	$11.52	$12.66	$13.31
Income from Investment Operations
Net investment income (loss) A,B	.34	.32	.15	.24	.24
Net realized and unrealized gain (loss)	(1.05)	(.22)	2.93	(.51)	.08
Total from investment operations	(.71)	.10	3.08	(.27)	.32
Distributions from net investment income	(.34)	(.33)	(.17)	(.25)	(.25)
Distributions from net realized gain	(.53)	(1.08)	(.76)	(.62)	(.73)
Total distributions	(.87)	(1.41)	(.93)	(.87)	(.97) C
Net asset value, end of period	$10.78	$12.36	$13.67	$11.52	$12.66
Total Return D	(5.60)%	.31%	27.45%	(2.67)%	2.80%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47%	.48%	.48%	.49%	.50%
Expenses net of fee waivers, if any	.47%	.48%	.48%	.49%	.50%
Expenses net of all reductions	.47%	.48%	.48%	.49%	.50%
Net investment income (loss)	3.17%	2.37%	1.14%	1.87%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$1,365,140	$1,988,710	$2,592,940	$2,524,326	$3,471,921
Portfolio turnover rate G	21% H	34%	26%	21%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2015 Fund Class K6

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.32	$13.63	$11.49	$12.64	$13.32
Income from Investment Operations
Net investment income (loss) A,B	.35	.33	.16	.25	.25
Net realized and unrealized gain (loss)	(1.06)	(.22)	2.92	(.51)	.08
Total from investment operations	(.71)	.11	3.08	(.26)	.33
Distributions from net investment income	(.35)	(.35)	(.18)	(.27)	(.28)
Distributions from net realized gain	(.53)	(1.08)	(.76)	(.62)	(.73)
Total distributions	(.88)	(1.42) C	(.94)	(.89)	(1.01)
Net asset value, end of period	$10.73	$12.32	$13.63	$11.49	$12.64
Total Return D	(5.58)%	.43%	27.58%	(2.61)%	2.87%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.40%	.40%	.40%	.41%	.41%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.41%	.41%
Expenses net of all reductions	.40%	.40%	.40%	.41%	.41%
Net investment income (loss)	3.24%	2.45%	1.22%	1.95%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$598,423	$666,631	$746,814	$561,675	$488,156
Portfolio turnover rate G	21% H	34%	26%	21%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2020 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	28.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.2
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.5
Fidelity Series Growth Company Fund	4.3
Fidelity Series International Growth Fund	4.3
Fidelity Series Overseas Fund	4.3
Fidelity Series International Value Fund	4.2
Fidelity Series Large Cap Stock Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	3.9
73.6

Asset Allocation (% of Fund's net assets)

Futures - 1.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2020 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.39% to 4.78% 4/6/23 to 6/1/23 (b) (Cost $25,020,803)	25,140,000	25,024,535

Domestic Equity Funds - 24.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	15,117,343	142,707,718
Fidelity Series Blue Chip Growth Fund (c)	32,835,057	393,035,629
Fidelity Series Commodity Strategy Fund (c)	1,169,679	116,312,837
Fidelity Series Growth Company Fund (c)	46,261,431	733,243,680
Fidelity Series Intrinsic Opportunities Fund (c)	12,034,665	142,129,392
Fidelity Series Large Cap Stock Fund (c)	39,012,166	688,564,729
Fidelity Series Large Cap Value Index Fund (c)	15,523,629	215,778,438
Fidelity Series Opportunistic Insights Fund (c)	28,032,187	437,021,791
Fidelity Series Small Cap Discovery Fund (c)	6,045,040	62,868,414
Fidelity Series Small Cap Opportunities Fund (c)	17,258,790	211,247,585
Fidelity Series Stock Selector Large Cap Value Fund (c)	39,933,211	480,795,862
Fidelity Series Value Discovery Fund (c)	29,792,037	429,005,330
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,196,338,428)		4,052,711,405

International Equity Funds - 24.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	19,857,759	272,845,603
Fidelity Series Emerging Markets Fund (c)	23,483,275	191,623,522
Fidelity Series Emerging Markets Opportunities Fund (c)	79,795,132	1,314,225,825
Fidelity Series International Growth Fund (c)	45,658,964	720,955,038
Fidelity Series International Small Cap Fund (c)	12,412,226	198,719,737
Fidelity Series International Value Fund (c)	67,530,519	717,174,110
Fidelity Series Overseas Fund (c)	60,020,823	720,249,873
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,325,827,643)		4,135,793,708

Bond Funds - 48.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	44,666,300	423,883,190
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	171,275,146	1,382,190,429
Fidelity Series Emerging Markets Debt Fund (c)	11,688,909	85,913,480
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	3,188,274	29,108,941
Fidelity Series Floating Rate High Income Fund (c)	1,833,618	16,264,188
Fidelity Series High Income Fund (c)	10,654,029	87,149,955
Fidelity Series International Credit Fund (c)	2,290,836	17,822,706
Fidelity Series International Developed Markets Bond Index Fund (c)	75,517,835	656,249,988
Fidelity Series Investment Grade Bond Fund (c)	468,452,023	4,726,680,910
Fidelity Series Long-Term Treasury Bond Index Fund (c)	121,866,382	756,790,231
Fidelity Series Real Estate Income Fund (c)	3,207,963	30,475,653
TOTAL BOND FUNDS (Cost $9,357,407,043)		8,212,529,671

Short-Term Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	30,410,800	30,416,882
Fidelity Series Government Money Market Fund 4.91% (c)(f)	387,817,577	387,817,577
Fidelity Series Short-Term Credit Fund (c)	3,977,590	38,383,746
TOTAL SHORT-TERM FUNDS (Cost $457,654,738)		456,618,205

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $16,362,248,655)	16,882,677,524
NET OTHER ASSETS (LIABILITIES) - 0.0%	(103,698)
NET ASSETS - 100.0%	16,882,573,826

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,281	Jun 2023	377,058,672	7,738,674	7,738,674
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2,675	Jun 2023	292,933,398	674,931	674,931

TOTAL PURCHASED					8,413,605

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	642	Jun 2023	132,821,775	(7,637,455)	(7,637,455)
ICE E-mini MSCI EAFE Index Contracts (United States)	698	Jun 2023	73,167,850	(578,785)	(578,785)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3,247	Jun 2023	161,619,425	(4,760,916)	(4,760,916)

TOTAL SOLD					(12,977,156)

TOTAL FUTURES CONTRACTS					(4,563,551)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $25,024,535.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	15,447,040	309,497,529	294,527,687	714,251	379	(379)	30,416,882	0.1%
Total	15,447,040	309,497,529	294,527,687	714,251	379	(379)	30,416,882

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	243,378,266	300,931,042	101,171,155	18,443,058	(750,876)	(18,098,789)	423,883,190
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,520,224,548	510,295,515	384,677,712	89,462,606	(41,854,717)	(221,797,205)	1,382,190,429
Fidelity Series All-Sector Equity Fund	212,784,609	11,784,374	55,501,657	8,802,018	(5,332,444)	(21,027,164)	142,707,718
Fidelity Series Blue Chip Growth Fund	349,393,472	242,206,427	150,285,321	13,273,127	(15,828,635)	(32,450,314)	393,035,629
Fidelity Series Canada Fund	410,925,140	21,733,434	112,890,788	9,101,379	19,396,471	(66,318,654)	272,845,603
Fidelity Series Commodity Strategy Fund	326,346,227	166,475,422	201,321,730	147,974,139	(43,521,842)	(131,665,240)	116,312,837
Fidelity Series Emerging Markets Debt Fund	112,454,792	6,392,012	20,790,111	5,406,736	(6,011,783)	(6,131,430)	85,913,480
Fidelity Series Emerging Markets Debt Local Currency Fund	36,954,064	589,303	8,351,567	-	(1,535,721)	1,452,862	29,108,941
Fidelity Series Emerging Markets Fund	207,713,565	60,014,045	52,879,621	4,046,466	(3,760,736)	(19,463,731)	191,623,522
Fidelity Series Emerging Markets Opportunities Fund	1,871,499,618	188,064,154	550,926,271	34,601,048	(71,395,637)	(123,016,039)	1,314,225,825
Fidelity Series Floating Rate High Income Fund	22,285,625	1,229,024	6,489,756	1,227,677	(687,542)	(73,163)	16,264,188
Fidelity Series Government Money Market Fund 4.91%	448,766,444	288,018,724	348,967,591	7,596,850	-	-	387,817,577
Fidelity Series Growth Company Fund	870,783,396	232,539,369	257,415,235	4,129,305	(41,024,111)	(71,639,739)	733,243,680
Fidelity Series High Income Fund	133,191,371	6,207,935	39,796,455	6,200,279	(4,220,803)	(8,232,093)	87,149,955
Fidelity Series Inflation-Protected Bond Index Fund	240,085,881	2,070,161	236,995,396	2,051,034	5,571,878	(10,732,524)	-
Fidelity Series International Credit Fund	20,287,275	1,009,145	210,677	1,009,145	4,453	(3,267,490)	17,822,706
Fidelity Series International Developed Markets Bond Index Fund	673,916,940	184,989,465	152,331,772	5,146,977	(15,252,463)	(35,072,182)	656,249,988
Fidelity Series International Growth Fund	938,022,383	103,291,436	267,466,100	24,850,099	600,541	(53,493,222)	720,955,038
Fidelity Series International Small Cap Fund	259,047,128	14,196,759	46,163,162	12,020,924	(900,974)	(27,460,014)	198,719,737
Fidelity Series International Value Fund	949,103,204	94,457,056	284,376,693	24,337,595	24,616,183	(66,625,640)	717,174,110
Fidelity Series Intrinsic Opportunities Fund	824,875,443	143,804,119	652,436,521	143,673,791	185,315,573	(359,429,222)	142,129,392
Fidelity Series Investment Grade Bond Fund	6,150,485,142	650,942,821	1,628,176,359	168,532,507	(142,615,053)	(303,955,641)	4,726,680,910
Fidelity Series Large Cap Stock Fund	774,403,850	211,675,038	242,745,715	46,230,360	14,084,785	(68,853,229)	688,564,729
Fidelity Series Large Cap Value Index Fund	291,496,998	22,782,204	71,803,723	8,434,196	16,111,777	(42,808,818)	215,778,438
Fidelity Series Long-Term Treasury Bond Index Fund	948,599,599	174,399,163	193,473,913	22,173,929	(31,228,469)	(141,506,149)	756,790,231
Fidelity Series Opportunistic Insights Fund	446,183,157	173,306,382	118,721,665	20,465,028	(14,250,137)	(49,495,946)	437,021,791
Fidelity Series Overseas Fund	944,892,935	86,036,638	251,958,230	13,087,161	6,038,827	(64,760,297)	720,249,873
Fidelity Series Real Estate Income Fund	80,981,409	4,698,241	44,812,736	4,692,060	875,602	(11,266,863)	30,475,653
Fidelity Series Short-Term Credit Fund	112,438,631	6,601,922	79,679,387	900,786	(2,368,684)	1,391,264	38,383,746
Fidelity Series Small Cap Discovery Fund	96,063,424	15,998,046	28,799,073	14,059,851	1,563,064	(21,957,047)	62,868,414
Fidelity Series Small Cap Opportunities Fund	315,172,162	22,022,522	94,499,439	12,045,071	886,339	(32,333,999)	211,247,585
Fidelity Series Stock Selector Large Cap Value Fund	652,335,617	77,955,361	183,317,898	36,505,079	23,126,110	(89,303,328)	480,795,862
Fidelity Series Value Discovery Fund	496,259,993	119,444,041	139,043,331	22,122,795	31,082,921	(78,738,294)	429,005,330
	21,981,352,308	4,146,161,300	7,008,476,760	932,603,076	(113,266,103)	(2,178,129,340)	16,827,236,107

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	25,024,535	-	25,024,535	-

Domestic Equity Funds	4,052,711,405	4,052,711,405	-	-

International Equity Funds	4,135,793,708	4,135,793,708	-	-

Bond Funds	8,212,529,671	8,212,529,671	-	-

Short-Term Funds	456,618,205	456,618,205	-	-
Total Investments in Securities:	16,882,677,524	16,857,652,989	25,024,535	-
Derivative Instruments:

Assets
Futures Contracts	8,413,605	8,413,605	-	-
Total Assets	8,413,605	8,413,605	-	-

Liabilities
Futures Contracts	(12,977,156)	(12,977,156)	-	-
Total Liabilities	(12,977,156)	(12,977,156)	-	-
Total Derivative Instruments:	(4,563,551)	(4,563,551)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(12,977,156)
Total Equity Risk	0	(12,977,156)
Interest Rate Risk
Futures Contracts (a)	8,413,605	0
Total Interest Rate Risk	8,413,605	0
Total Value of Derivatives	8,413,605	(12,977,156)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2020 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $25,020,803)	$25,024,535
Fidelity Central Funds (cost $30,416,399)	30,416,882
Other affiliated issuers (cost $16,306,811,453)	16,827,236,107

Total Investment in Securities (cost $16,362,248,655)		$16,882,677,524
Receivable for investments sold		158,374,978
Receivable for fund shares sold		10,329,858
Distributions receivable from Fidelity Central Funds		144,340
Receivable for daily variation margin on futures contracts		81,565
Other receivables		308,233
Total assets		17,051,916,498
Liabilities
Payable for investments purchased	$128,084,390
Payable for fund shares redeemed	33,542,306
Accrued management fee	7,407,743
Other payables and accrued expenses	308,233
Total Liabilities		169,342,672
Net Assets		$16,882,573,826
Net Assets consist of:
Paid in capital		$16,440,925,133
Total accumulated earnings (loss)		441,648,693
Net Assets		$16,882,573,826

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2020 Fund :
Net Asset Value , offering price and redemption price per share ($9,662,440,382 ÷ 719,197,563 shares)		$13.44
Class K :
Net Asset Value , offering price and redemption price per share ($5,000,495,177 ÷ 372,284,806 shares)		$13.43
Class K6 :
Net Asset Value , offering price and redemption price per share ($2,219,638,267 ÷ 166,005,172 shares)		$13.37

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$638,281,733
Interest		550,673
Income from Fidelity Central Funds		714,251
Total Income		639,546,657
Expenses
Management fee	$97,032,716
Independent trustees' fees and expenses	69,215
Total expenses before reductions	97,101,931
Expense reductions	(10)
Total expenses after reductions		97,101,921
Net Investment income (loss)		542,444,736
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,959
Redemptions in-kind	26,744,273
Fidelity Central Funds	379
Other affiliated issuers	(140,010,376)
Futures contracts	(38,458,791)
Capital gain distributions from underlying funds:
Affiliated issuers	294,321,343
Total net realized gain (loss)		142,602,787
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,751
Fidelity Central Funds	(379)
Other affiliated issuers	(2,178,129,340)
Futures contracts	(10,505,164)
Total change in net unrealized appreciation (depreciation)		(2,188,631,132)
Net gain (loss)		(2,046,028,345)
Net increase (decrease) in net assets resulting from operations		$(1,503,583,609)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$542,444,736	$576,321,543
Net realized gain (loss)	142,602,787	2,092,561,777
Change in net unrealized appreciation (depreciation)	(2,188,631,132)	(2,352,709,765)
Net increase (decrease) in net assets resulting from operations	(1,503,583,609)	316,173,555
Distributions to shareholders	(1,688,605,308)	(2,804,931,957)
Share transactions - net increase (decrease)	(1,929,011,665)	(1,799,559,611)
Total increase (decrease) in net assets	(5,121,200,582)	(4,288,318,013)

Net Assets
Beginning of period	22,003,774,408	26,292,092,421
End of period	$16,882,573,826	$22,003,774,408

Financial Highlights
Fidelity Freedom® 2020 Fund

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.72	$17.53	$14.21	$15.83	$16.51
Income from Investment Operations
Net investment income (loss) A,B	.40	.39	.18	.28	.28
Net realized and unrealized gain (loss)	(1.43)	(.19)	4.32	(.84)	.10
Total from investment operations	(1.03)	.20	4.50	(.56)	.38
Distributions from net investment income	(.40)	(.42)	(.20)	(.30)	(.28)
Distributions from net realized gain	(.86)	(1.59)	(.98)	(.76)	(.78)
Total distributions	(1.25) C	(2.01)	(1.18)	(1.06)	(1.06)
Net asset value, end of period	$13.44	$15.72	$17.53	$14.21	$15.83
Total Return D	(6.35)%	.66%	32.56%	(4.15)%	2.66%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.58%	.58% G	.59%	.60%	.61%
Expenses net of fee waivers, if any	.58%	.58% G	.59%	.60%	.61%
Expenses net of all reductions	.58%	.58% G	.59%	.60%	.61%
Net investment income (loss)	2.93%	2.29%	1.07%	1.76%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$9,662,440	$12,039,706	$13,282,370	$10,620,621	$12,395,049
Portfolio turnover rate H	23% I	34%	26%	23%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2020 Fund Class K

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.71	$17.52	$14.20	$15.81	$16.49
Income from Investment Operations
Net investment income (loss) A,B	.41	.41	.19	.29	.29
Net realized and unrealized gain (loss)	(1.43)	(.20)	4.32	(.83)	.10
Total from investment operations	(1.02)	.21	4.51	(.54)	.39
Distributions from net investment income	(.40)	(.42)	(.21)	(.31)	(.29)
Distributions from net realized gain	(.86)	(1.59)	(.98)	(.76)	(.78)
Total distributions	(1.26)	(2.02) C	(1.19)	(1.07)	(1.07)
Net asset value, end of period	$13.43	$15.71	$17.52	$14.20	$15.81
Total Return D	(6.32)%	.70%	32.66%	(4.04)%	2.73%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50%	.51%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.50%	.51%	.52%	.52%	.53%
Expenses net of all reductions	.50%	.51%	.52%	.52%	.53%
Net investment income (loss)	3.01%	2.36%	1.15%	1.84%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$5,000,495	$7,535,845	$10,341,455	$9,840,293	$13,509,101
Portfolio turnover rate G	23% H	34%	26%	23%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2020 Fund Class K6

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.65	$17.47	$14.16	$15.78	$16.50
Income from Investment Operations
Net investment income (loss) A,B	.42	.42	.20	.31	.30
Net realized and unrealized gain (loss)	(1.42)	(.20)	4.32	(.83)	.10
Total from investment operations	(1.00)	.22	4.52	(.52)	.40
Distributions from net investment income	(.42)	(.45)	(.23)	(.34)	(.34)
Distributions from net realized gain	(.86)	(1.59)	(.98)	(.76)	(.78)
Total distributions	(1.28)	(2.04)	(1.21)	(1.10)	(1.12)
Net asset value, end of period	$13.37	$15.65	$17.47	$14.16	$15.78
Total Return C	(6.21)%	.77%	32.85%	(3.96)%	2.80%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.42%	.42%	.42%	.43%	.43%
Expenses net of fee waivers, if any	.42%	.42%	.42%	.43%	.43%
Expenses net of all reductions	.42%	.42%	.42%	.43%	.43%
Net investment income (loss)	3.10%	2.46%	1.24%	1.93%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$2,219,638	$2,428,224	$2,668,267	$2,087,924	$1,831,743
Portfolio turnover rate F	23% G	34%	26%	23%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

G Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2025 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	24.4
Fidelity Series Emerging Markets Opportunities Fund	8.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.2
Fidelity Series Growth Company Fund	5.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Growth Fund	4.8
Fidelity Series Large Cap Stock Fund	4.8
Fidelity Series Overseas Fund	4.8
Fidelity Series International Value Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	3.8
74.2

Asset Allocation (% of Fund's net assets)

Futures - 1.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2025 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.39% to 4.78% 4/6/23 to 6/1/23 (b) (Cost $34,565,635)	34,720,000	34,570,942

Domestic Equity Funds - 28.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	25,006,799	236,064,178
Fidelity Series Blue Chip Growth Fund (c)	54,315,185	650,152,764
Fidelity Series Commodity Strategy Fund (c)	1,631,327	162,219,120
Fidelity Series Growth Company Fund (c)	76,524,739	1,212,917,112
Fidelity Series Intrinsic Opportunities Fund (c)	20,127,577	237,706,685
Fidelity Series Large Cap Stock Fund (c)	64,512,693	1,138,649,032
Fidelity Series Large Cap Value Index Fund (c)	25,651,885	356,561,197
Fidelity Series Opportunistic Insights Fund (c)	46,346,498	722,541,905
Fidelity Series Small Cap Discovery Fund (c)	9,963,371	103,619,055
Fidelity Series Small Cap Opportunities Fund (c)	28,518,540	349,066,929
Fidelity Series Stock Selector Large Cap Value Fund (c)	66,027,025	794,965,376
Fidelity Series Value Discovery Fund (c)	49,257,221	709,303,981
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,493,881,393)		6,673,767,334

International Equity Funds - 27.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	31,380,507	431,168,165
Fidelity Series Emerging Markets Fund (c)	35,274,839	287,842,689
Fidelity Series Emerging Markets Opportunities Fund (c)	121,204,418	1,996,236,757
Fidelity Series International Growth Fund (c)	72,154,004	1,139,311,719
Fidelity Series International Small Cap Fund (c)	19,462,831	311,599,931
Fidelity Series International Value Fund (c)	106,945,570	1,135,761,952
Fidelity Series Overseas Fund (c)	94,850,063	1,138,200,752
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,426,062,459)		6,440,121,965

Bond Funds - 42.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	239,835,183	1,935,469,929
Fidelity Series Emerging Markets Debt Fund (c)	16,278,481	119,646,833
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	4,443,319	40,567,505
Fidelity Series Floating Rate High Income Fund (c)	2,546,952	22,591,461
Fidelity Series High Income Fund (c)	14,798,771	121,053,951
Fidelity Series International Credit Fund (c)	1,958,513	15,237,228
Fidelity Series International Developed Markets Bond Index Fund (c)	104,348,264	906,786,410
Fidelity Series Investment Grade Bond Fund (c)	569,157,755	5,742,801,752
Fidelity Series Long-Term Treasury Bond Index Fund (c)	187,402,556	1,163,769,875
Fidelity Series Real Estate Income Fund (c)	4,327,213	41,108,522
TOTAL BOND FUNDS (Cost $11,611,583,571)		10,109,033,466

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	41,174,713	41,182,948
Fidelity Series Government Money Market Fund 4.91% (c)(f)	236,997,123	236,997,123
Fidelity Series Short-Term Credit Fund (c)	11,259	108,646
TOTAL SHORT-TERM FUNDS (Cost $278,286,565)		278,288,717

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,844,379,623)	23,535,782,424
NET OTHER ASSETS (LIABILITIES) - 0.0%	(51,227)
NET ASSETS - 100.0%	23,535,731,197

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4,567	Jun 2023	524,848,203	10,761,557	10,761,557
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3,724	Jun 2023	407,807,094	951,098	951,098

TOTAL PURCHASED					11,712,655

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	864	Jun 2023	178,750,800	(10,322,563)	(10,322,563)
ICE E-mini MSCI EAFE Index Contracts (United States)	953	Jun 2023	99,898,225	(765,131)	(765,131)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	4,504	Jun 2023	224,186,600	(6,701,273)	(6,701,273)

TOTAL SOLD					(17,788,967)

TOTAL FUTURES CONTRACTS					(6,076,312)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $34,570,942.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	21,155,238	414,351,987	394,324,277	974,216	235	(235)	41,182,948	0.1%
Total	21,155,238	414,351,987	394,324,277	974,216	235	(235)	41,182,948

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	137,636,698	138,014,660	-	377,962	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,680,339,392	811,898,576	249,286,663	115,630,948	(20,001,271)	(287,480,105)	1,935,469,929
Fidelity Series All-Sector Equity Fund	322,378,969	19,724,570	66,464,820	14,103,242	(10,375,937)	(29,198,604)	236,064,178
Fidelity Series Blue Chip Growth Fund	529,314,920	388,985,257	199,519,159	20,765,846	(37,992,681)	(30,635,573)	650,152,764
Fidelity Series Canada Fund	592,526,886	36,883,290	129,920,510	13,946,592	11,529,222	(79,850,723)	431,168,165
Fidelity Series Commodity Strategy Fund	424,469,766	223,723,864	252,252,022	196,811,162	(52,929,206)	(180,793,282)	162,219,120
Fidelity Series Emerging Markets Debt Fund	146,332,253	8,116,901	18,874,064	7,258,344	(5,036,833)	(10,891,424)	119,646,833
Fidelity Series Emerging Markets Debt Local Currency Fund	47,940,358	1,221,203	8,655,835	-	(1,380,490)	1,442,269	40,567,505
Fidelity Series Emerging Markets Fund	291,628,611	89,055,774	60,605,106	5,956,949	(6,187,803)	(26,048,787)	287,842,689
Fidelity Series Emerging Markets Opportunities Fund	2,627,897,710	287,298,968	648,905,413	50,901,500	(113,383,860)	(156,670,648)	1,996,236,757
Fidelity Series Floating Rate High Income Fund	28,922,765	1,820,922	7,159,494	1,648,053	(719,593)	(273,139)	22,591,461
Fidelity Series Government Money Market Fund 4.91%	265,311,330	284,464,673	312,778,880	3,339,613	-	-	236,997,123
Fidelity Series Growth Company Fund	1,319,291,184	376,396,318	319,707,754	6,626,793	(35,665,412)	(127,397,224)	1,212,917,112
Fidelity Series High Income Fund	172,533,708	9,006,213	44,188,040	8,297,871	(4,213,867)	(12,084,063)	121,053,951
Fidelity Series Inflation-Protected Bond Index Fund	255,849,564	2,743,171	252,572,724	2,722,846	5,669,239	(11,689,250)	-
Fidelity Series International Credit Fund	17,436,644	865,852	261,717	865,855	4,234	(2,807,785)	15,237,228
Fidelity Series International Developed Markets Bond Index Fund	867,338,660	262,103,584	157,616,803	6,866,487	(13,458,464)	(51,580,567)	906,786,410
Fidelity Series International Growth Fund	1,362,401,445	160,357,959	313,259,055	38,077,067	(30,514,545)	(39,674,085)	1,139,311,719
Fidelity Series International Small Cap Fund	373,880,732	24,126,183	46,139,744	18,417,483	(7,825,141)	(32,442,099)	311,599,931
Fidelity Series International Value Fund	1,382,192,947	149,060,912	339,332,020	37,291,137	9,414,681	(65,574,568)	1,135,761,952
Fidelity Series Intrinsic Opportunities Fund	1,246,164,372	228,784,187	966,486,490	225,524,612	209,208,553	(479,963,937)	237,706,685
Fidelity Series Investment Grade Bond Fund	7,053,019,265	866,643,720	1,666,713,300	197,883,168	(150,657,533)	(359,490,400)	5,742,801,752
Fidelity Series Large Cap Stock Fund	1,173,264,400	341,351,018	295,560,373	72,170,889	9,201,709	(89,607,722)	1,138,649,032
Fidelity Series Large Cap Value Index Fund	441,651,298	42,853,207	87,004,099	13,435,315	12,017,738	(52,956,947)	356,561,197
Fidelity Series Long-Term Treasury Bond Index Fund	1,348,794,911	280,694,535	218,196,040	32,867,312	(27,836,358)	(219,687,173)	1,163,769,875
Fidelity Series Opportunistic Insights Fund	675,968,695	279,205,361	136,863,930	32,904,599	(15,462,569)	(80,305,652)	722,541,905
Fidelity Series Overseas Fund	1,375,432,600	126,447,796	285,274,023	20,052,972	(17,736,705)	(60,668,916)	1,138,200,752
Fidelity Series Real Estate Income Fund	105,031,277	6,628,067	56,896,787	6,263,048	(1,504,331)	(12,149,704)	41,108,522
Fidelity Series Short-Term Credit Fund	66,496,221	226,785	66,169,092	115,908	(1,764,586)	1,319,318	108,646
Fidelity Series Small Cap Discovery Fund	145,539,018	25,005,926	35,731,841	21,818,294	845,240	(32,039,288)	103,619,055
Fidelity Series Small Cap Opportunities Fund	477,492,105	35,702,799	116,755,893	18,847,872	(8,445,037)	(38,927,045)	349,066,929
Fidelity Series Stock Selector Large Cap Value Fund	988,313,245	134,675,061	225,995,974	58,355,416	14,177,971	(116,204,927)	794,965,376
Fidelity Series Value Discovery Fund	751,859,102	205,271,048	173,167,974	35,286,427	37,971,309	(112,629,504)	709,303,981
	28,557,014,353	5,848,980,398	7,896,330,299	1,285,053,620	(252,674,364)	(2,796,961,554)	23,460,028,534

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	34,570,942	-	34,570,942	-

Domestic Equity Funds	6,673,767,334	6,673,767,334	-	-

International Equity Funds	6,440,121,965	6,440,121,965	-	-

Bond Funds	10,109,033,466	10,109,033,466	-	-

Short-Term Funds	278,288,717	278,288,717	-	-
Total Investments in Securities:	23,535,782,424	23,501,211,482	34,570,942	-
Derivative Instruments:

Assets
Futures Contracts	11,712,655	11,712,655	-	-
Total Assets	11,712,655	11,712,655	-	-

Liabilities
Futures Contracts	(17,788,967)	(17,788,967)	-	-
Total Liabilities	(17,788,967)	(17,788,967)	-	-
Total Derivative Instruments:	(6,076,312)	(6,076,312)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(17,788,967)
Total Equity Risk	0	(17,788,967)
Interest Rate Risk
Futures Contracts (a)	11,712,655	0
Total Interest Rate Risk	11,712,655	0
Total Value of Derivatives	11,712,655	(17,788,967)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2025 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $34,565,635)	$34,570,942
Fidelity Central Funds (cost $41,182,088)	41,182,948
Other affiliated issuers (cost $22,768,631,900)	23,460,028,534

Total Investment in Securities (cost $22,844,379,623)		$23,535,782,424
Receivable for investments sold		194,901,275
Receivable for fund shares sold		24,388,415
Distributions receivable from Fidelity Central Funds		196,292
Receivable for daily variation margin on futures contracts		219,056
Other receivables		307,500
Total assets		23,755,794,962
Liabilities
Payable for investments purchased	$159,019,715
Payable for fund shares redeemed	49,965,488
Accrued management fee	10,771,062
Other payables and accrued expenses	307,500
Total Liabilities		220,063,765
Net Assets		$23,535,731,197
Net Assets consist of:
Paid in capital		$23,026,086,120
Total accumulated earnings (loss)		509,645,077
Net Assets		$23,535,731,197

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2025 Fund :
Net Asset Value , offering price and redemption price per share ($11,261,591,755 ÷ 909,596,876 shares)		$12.38
Class K :
Net Asset Value , offering price and redemption price per share ($8,112,109,982 ÷ 655,913,388 shares)		$12.37
Class K6 :
Net Asset Value , offering price and redemption price per share ($4,162,029,460 ÷ 337,672,469 shares)		$12.33

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$823,322,896
Interest		747,255
Income from Fidelity Central Funds		974,216
Total Income		825,044,367
Expenses
Management fee	$136,188,228
Independent trustees' fees and expenses	91,839
Total expenses before reductions	136,280,067
Expense reductions	(12)
Total expenses after reductions		136,280,055
Net Investment income (loss)		688,764,312
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6,120
Redemptions in-kind	60,505,196
Fidelity Central Funds	235
Other affiliated issuers	(313,179,560)
Futures contracts	(49,894,827)
Capital gain distributions from underlying funds:
Affiliated issuers	461,730,724
Total net realized gain (loss)		159,167,888
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	5,298
Fidelity Central Funds	(235)
Other affiliated issuers	(2,796,961,554)
Futures contracts	(14,152,560)
Total change in net unrealized appreciation (depreciation)		(2,811,109,051)
Net gain (loss)		(2,651,941,163)
Net increase (decrease) in net assets resulting from operations		$(1,963,176,851)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$688,764,312	$720,634,141
Net realized gain (loss)	159,167,888	2,490,511,189
Change in net unrealized appreciation (depreciation)	(2,811,109,051)	(2,774,264,092)
Net increase (decrease) in net assets resulting from operations	(1,963,176,851)	436,881,238
Distributions to shareholders	(2,205,784,961)	(3,056,045,161)
Share transactions - net increase (decrease)	(882,373,514)	(652,205,596)
Total increase (decrease) in net assets	(5,051,335,326)	(3,271,369,519)

Net Assets
Beginning of period	28,587,066,523	31,858,436,042
End of period	$23,535,731,197	$28,587,066,523

Financial Highlights
Fidelity Freedom® 2025 Fund

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.49	$15.86	$12.34	$13.84	$14.35
Income from Investment Operations
Net investment income (loss) A,B	.34	.36	.16	.24	.24
Net realized and unrealized gain (loss)	(1.32)	(.13)	4.25	(.87)	.08
Total from investment operations	(.98)	.23	4.41	(.63)	.32
Distributions from net investment income	(.34)	(.37)	(.17)	(.25)	(.23)
Distributions from net realized gain	(.79)	(1.22)	(.72)	(.63)	(.59)
Total distributions	(1.13)	(1.60) C	(.89)	(.87) C	(.83) C
Net asset value, end of period	$12.38	$14.49	$15.86	$12.34	$13.84
Total Return D	(6.54)%	.99%	36.58%	(5.17)%	2.53%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.62%	.63%	.64%	.64%	.65%
Expenses net of fee waivers, if any	.62%	.63%	.64%	.64%	.65%
Expenses net of all reductions	.62%	.63%	.64%	.64%	.65%
Net investment income (loss)	2.76%	2.28%	1.07%	1.72%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$11,261,592	$13,230,186	$13,719,791	$9,905,175	$10,953,002
Portfolio turnover rate G	24% H	35%	26%	29%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2025 Fund Class K

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.47	$15.84	$12.32	$13.82	$14.33
Income from Investment Operations
Net investment income (loss) A,B	.35	.37	.17	.25	.25
Net realized and unrealized gain (loss)	(1.31)	(.14)	4.25	(.87)	.08
Total from investment operations	(.96)	.23	4.42	(.62)	.33
Distributions from net investment income	(.35)	(.38)	(.18)	(.26)	(.24)
Distributions from net realized gain	(.79)	(1.22)	(.72)	(.63)	(.59)
Total distributions	(1.14)	(1.60)	(.90)	(.88) C	(.84) C
Net asset value, end of period	$12.37	$14.47	$15.84	$12.32	$13.82
Total Return D	(6.43)%	1.04%	36.74%	(5.11)%	2.61%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.54%	.55%	.55%	.56%	.57%
Expenses net of fee waivers, if any	.54%	.55%	.55%	.56%	.57%
Expenses net of all reductions	.54%	.55%	.55%	.56%	.57%
Net investment income (loss)	2.84%	2.36%	1.15%	1.81%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$8,112,110	$11,140,241	$13,839,951	$11,470,984	$13,768,298
Portfolio turnover rate G	24% H	35%	26%	29%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2025 Fund Class K6

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.44	$15.81	$12.30	$13.81	$14.35
Income from Investment Operations
Net investment income (loss) A,B	.36	.39	.18	.27	.26
Net realized and unrealized gain (loss)	(1.31)	(.13)	4.25	(.87)	.08
Total from investment operations	(.95)	.26	4.43	(.60)	.34
Distributions from net investment income	(.37)	(.40)	(.20)	(.28)	(.29)
Distributions from net realized gain	(.79)	(1.22)	(.72)	(.63)	(.59)
Total distributions	(1.16)	(1.63) C	(.92)	(.91)	(.88)
Net asset value, end of period	$12.33	$14.44	$15.81	$12.30	$13.81
Total Return D	(6.36)%	1.19%	36.91%	(5.02)%	2.73%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.44%	.44%	.44%	.45%	.45%
Expenses net of fee waivers, if any	.44%	.44%	.44%	.45%	.45%
Expenses net of all reductions	.44%	.44%	.44%	.45%	.45%
Net investment income (loss)	2.95%	2.46%	1.26%	1.92%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$4,162,029	$4,216,639	$4,298,694	$2,897,146	$2,419,859
Portfolio turnover rate G	24% H	35%	26%	29%	19%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2030 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	21.6
Fidelity Series Emerging Markets Opportunities Fund	9.1
Fidelity Series Growth Company Fund	5.9
Fidelity Series Large Cap Stock Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.4
Fidelity Series International Growth Fund	5.4
Fidelity Series Overseas Fund	5.4
Fidelity Series International Value Fund	5.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.0
Fidelity Series Stock Selector Large Cap Value Fund	3.9
71.5

Asset Allocation (% of Fund's net assets)

Futures - 1.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2030 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.39% to 4.78% 4/6/23 to 6/1/23 (b) (Cost $46,625,933)	46,820,000	46,634,172

Domestic Equity Funds - 32.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	38,597,650	364,361,816
Fidelity Series Blue Chip Growth Fund (c)	83,834,551	1,003,499,572
Fidelity Series Commodity Strategy Fund (c)	2,214,701	220,229,861
Fidelity Series Growth Company Fund (c)	118,114,516	1,872,115,085
Fidelity Series Intrinsic Opportunities Fund (c)	31,367,687	370,452,388
Fidelity Series Large Cap Stock Fund (c)	99,603,061	1,757,994,022
Fidelity Series Large Cap Value Index Fund (c)	39,629,260	550,846,719
Fidelity Series Opportunistic Insights Fund (c)	71,567,413	1,115,735,973
Fidelity Series Small Cap Discovery Fund (c)	15,426,770	160,438,407
Fidelity Series Small Cap Opportunities Fund (c)	44,059,046	539,282,723
Fidelity Series Stock Selector Large Cap Value Fund (c)	101,953,940	1,227,525,438
Fidelity Series Value Discovery Fund (c)	76,063,762	1,095,318,166
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,575,569,230)		10,277,800,170

International Equity Funds - 30.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	46,900,390	644,411,360
Fidelity Series Emerging Markets Fund (c)	51,116,264	417,108,713
Fidelity Series Emerging Markets Opportunities Fund (c)	176,072,613	2,899,915,943
Fidelity Series International Growth Fund (c)	107,837,405	1,702,752,619
Fidelity Series International Small Cap Fund (c)	29,083,728	465,630,480
Fidelity Series International Value Fund (c)	159,841,681	1,697,518,654
Fidelity Series Overseas Fund (c)	141,758,887	1,701,106,647
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,212,509,909)		9,528,444,416

Bond Funds - 36.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	158,368,145	1,278,030,930
Fidelity Series Emerging Markets Debt Fund (c)	21,946,964	161,310,183
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	5,999,724	54,777,484
Fidelity Series Floating Rate High Income Fund (c)	3,431,017	30,433,120
Fidelity Series High Income Fund (c)	19,860,208	162,456,505
Fidelity Series International Credit Fund (c)	1,918,928	14,929,258
Fidelity Series International Developed Markets Bond Index Fund (c)	140,538,257	1,221,277,452
Fidelity Series Investment Grade Bond Fund (c)	680,863,873	6,869,916,480
Fidelity Series Long-Term Treasury Bond Index Fund (c)	274,205,453	1,702,815,861
Fidelity Series Real Estate Income Fund (c)	5,770,263	54,817,496
TOTAL BOND FUNDS (Cost $13,238,623,277)		11,550,764,769

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	55,925,299	55,936,484
Fidelity Series Government Money Market Fund 4.91% (c)(f)	322,923,734	322,923,734
Fidelity Series Short-Term Credit Fund (c)	46,680	450,464
TOTAL SHORT-TERM FUNDS (Cost $379,305,334)		379,310,682

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $30,452,633,683)	31,782,954,209
NET OTHER ASSETS (LIABILITIES) - 0.0%	(96,848)
NET ASSETS - 100.0%	31,782,857,361

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	6,163	Jun 2023	708,263,516	14,449,061	14,449,061
CBOT 5-Year U.S. Treasury Note Contracts (United States)	5,026	Jun 2023	550,386,266	1,286,772	1,286,772

TOTAL PURCHASED					15,735,833

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,156	Jun 2023	239,161,950	(14,026,881)	(14,026,881)
ICE E-mini MSCI EAFE Index Contracts (United States)	1,294	Jun 2023	135,643,550	(1,008,502)	(1,008,502)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	6,146	Jun 2023	305,917,150	(9,051,221)	(9,051,221)

TOTAL SOLD					(24,086,604)

TOTAL FUTURES CONTRACTS					(8,350,771)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $46,634,172.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	32,227,303	539,505,599	515,796,418	1,291,936	316	(316)	55,936,484	0.1%
Total	32,227,303	539,505,599	515,796,418	1,291,936	316	(316)	55,936,484

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	129,218,398	129,621,762	-	403,364	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	954,278,596	588,805,059	85,997,040	72,318,087	(5,817,906)	(173,237,779)	1,278,030,930
Fidelity Series All-Sector Equity Fund	468,820,867	32,608,332	79,560,890	21,438,708	(11,738,527)	(45,767,966)	364,361,816
Fidelity Series Blue Chip Growth Fund	769,724,642	587,552,413	256,695,922	31,024,831	(53,451,797)	(43,629,764)	1,003,499,572
Fidelity Series Canada Fund	838,514,271	62,439,294	159,563,668	20,575,308	7,481,045	(104,459,582)	644,411,360
Fidelity Series Commodity Strategy Fund	541,975,807	301,763,533	317,835,532	257,280,510	(68,749,379)	(236,924,568)	220,229,861
Fidelity Series Emerging Markets Debt Fund	186,960,349	13,027,055	18,247,289	9,523,153	(1,680,588)	(18,749,344)	161,310,183
Fidelity Series Emerging Markets Debt Local Currency Fund	61,034,033	2,106,129	8,587,258	-	(1,197,878)	1,422,458	54,777,484
Fidelity Series Emerging Markets Fund	399,058,446	131,862,915	70,248,792	8,521,030	(9,472,732)	(34,091,124)	417,108,713
Fidelity Series Emerging Markets Opportunities Fund	3,595,901,366	432,728,645	762,365,429	72,786,689	(142,645,608)	(223,703,031)	2,899,915,943
Fidelity Series Floating Rate High Income Fund	36,849,698	2,655,095	7,805,523	2,171,129	(715,008)	(551,142)	30,433,120
Fidelity Series Government Money Market Fund 4.91%	147,269,053	383,506,922	207,852,241	4,372,268	-	-	322,923,734
Fidelity Series Growth Company Fund	1,918,589,106	578,141,682	392,648,438	10,107,926	(42,944,505)	(189,022,760)	1,872,115,085
Fidelity Series High Income Fund	220,946,180	13,501,540	50,969,053	10,870,636	(4,652,584)	(16,369,578)	162,456,505
Fidelity Series Inflation-Protected Bond Index Fund	243,555,639	3,871,446	240,664,952	3,536,107	5,189,947	(11,952,080)	-
Fidelity Series International Credit Fund	17,072,710	847,487	246,494	847,487	4,852	(2,749,297)	14,929,258
Fidelity Series International Developed Markets Bond Index Fund	1,101,969,074	370,667,332	167,744,106	9,007,441	(12,984,962)	(70,629,886)	1,221,277,452
Fidelity Series International Growth Fund	1,921,789,584	244,015,311	370,394,585	56,172,965	(42,582,274)	(50,075,417)	1,702,752,619
Fidelity Series International Small Cap Fund	528,272,673	37,892,285	43,688,098	27,169,162	(4,095,564)	(52,750,816)	465,630,480
Fidelity Series International Value Fund	1,945,562,363	230,843,383	404,979,989	55,012,819	7,961,751	(81,868,854)	1,697,518,654
Fidelity Series Intrinsic Opportunities Fund	1,810,514,645	352,464,750	1,387,535,047	339,349,349	279,575,676	(684,567,636)	370,452,388
Fidelity Series Investment Grade Bond Fund	7,989,906,197	1,171,178,663	1,711,981,556	230,118,882	(137,885,020)	(441,301,804)	6,869,916,480
Fidelity Series Large Cap Stock Fund	1,706,251,208	525,070,914	358,778,474	107,386,040	8,723,565	(123,273,191)	1,757,994,022
Fidelity Series Large Cap Value Index Fund	642,254,176	73,585,036	104,699,266	20,439,798	13,870,739	(74,163,966)	550,846,719
Fidelity Series Long-Term Treasury Bond Index Fund	1,844,800,860	444,987,309	245,572,582	46,740,238	(28,852,917)	(312,546,809)	1,702,815,861
Fidelity Series Opportunistic Insights Fund	983,018,276	431,035,480	158,831,080	50,138,946	(18,451,607)	(121,035,096)	1,115,735,973
Fidelity Series Overseas Fund	1,933,452,952	201,555,859	331,642,603	29,582,889	(30,268,014)	(71,991,547)	1,701,106,647
Fidelity Series Real Estate Income Fund	133,804,664	10,730,664	72,332,796	8,198,814	(2,083,088)	(15,301,948)	54,817,496
Fidelity Series Short-Term Credit Fund	36,910,085	557,173	36,774,677	67,441	(622,415)	380,298	450,464
Fidelity Series Small Cap Discovery Fund	211,127,819	39,224,098	44,197,424	32,338,649	(689,969)	(45,026,117)	160,438,407
Fidelity Series Small Cap Opportunities Fund	694,385,560	57,292,776	143,396,868	28,149,024	(14,456,509)	(54,542,236)	539,282,723
Fidelity Series Stock Selector Large Cap Value Fund	1,437,250,323	220,906,319	279,857,928	88,747,721	6,997,526	(157,770,802)	1,227,525,438
Fidelity Series Value Discovery Fund	1,093,397,839	329,881,792	216,582,073	53,835,994	41,368,896	(152,748,288)	1,095,318,166
	36,415,219,061	8,006,525,089	8,867,899,435	1,707,830,041	(264,461,490)	(3,608,999,672)	31,680,383,553

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	46,634,172	-	46,634,172	-

Domestic Equity Funds	10,277,800,170	10,277,800,170	-	-

International Equity Funds	9,528,444,416	9,528,444,416	-	-

Bond Funds	11,550,764,769	11,550,764,769	-	-

Short-Term Funds	379,310,682	379,310,682	-	-
Total Investments in Securities:	31,782,954,209	31,736,320,037	46,634,172	-
Derivative Instruments:

Assets
Futures Contracts	15,735,833	15,735,833	-	-
Total Assets	15,735,833	15,735,833	-	-

Liabilities
Futures Contracts	(24,086,604)	(24,086,604)	-	-
Total Liabilities	(24,086,604)	(24,086,604)	-	-
Total Derivative Instruments:	(8,350,771)	(8,350,771)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(24,086,604)
Total Equity Risk	0	(24,086,604)
Interest Rate Risk
Futures Contracts (a)	15,735,833	0
Total Interest Rate Risk	15,735,833	0
Total Value of Derivatives	15,735,833	(24,086,604)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2030 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $46,625,933)	$46,634,172
Fidelity Central Funds (cost $55,935,695)	55,936,484
Other affiliated issuers (cost $30,350,072,055)	31,680,383,553

Total Investment in Securities (cost $30,452,633,683)		$31,782,954,209
Receivable for investments sold		281,618,691
Receivable for fund shares sold		33,213,350
Distributions receivable from Fidelity Central Funds		267,884
Receivable for daily variation margin on futures contracts		337,247
Other receivables		334,091
Total assets		32,098,725,472
Liabilities
Payable for investments purchased	$231,274,414
Payable for fund shares redeemed	68,896,982
Accrued management fee	15,362,624
Other payables and accrued expenses	334,091
Total Liabilities		315,868,111
Net Assets		$31,782,857,361
Net Assets consist of:
Paid in capital		$30,684,472,065
Total accumulated earnings (loss)		1,098,385,296
Net Assets		$31,782,857,361

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2030 Fund :
Net Asset Value , offering price and redemption price per share ($14,893,431,066 ÷ 961,270,326 shares)		$15.49
Class K :
Net Asset Value , offering price and redemption price per share ($11,055,552,484 ÷ 713,868,923 shares)		$15.49
Class K6 :
Net Asset Value , offering price and redemption price per share ($5,833,873,811 ÷ 378,158,814 shares)		$15.43

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$1,014,829,763
Interest		1,007,888
Income from Fidelity Central Funds		1,291,936
Total Income		1,017,129,587
Expenses
Management fee	$189,671,944
Independent trustees' fees and expenses	119,619
Total expenses before reductions	189,791,563
Expense reductions	(10)
Total expenses after reductions		189,791,553
Net Investment income (loss)		827,338,034
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	9,227
Redemptions in-kind	87,726,810
Fidelity Central Funds	316
Other affiliated issuers	(352,188,300)
Futures contracts	(64,811,344)
Capital gain distributions from underlying funds:
Affiliated issuers	693,000,278
Total net realized gain (loss)		363,736,987
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	8,151
Fidelity Central Funds	(316)
Other affiliated issuers	(3,608,999,672)
Futures contracts	(17,762,740)
Total change in net unrealized appreciation (depreciation)		(3,626,754,577)
Net gain (loss)		(3,263,017,590)
Net increase (decrease) in net assets resulting from operations		$(2,435,679,556)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$827,338,034	$898,465,474
Net realized gain (loss)	363,736,987	3,328,156,548
Change in net unrealized appreciation (depreciation)	(3,626,754,577)	(3,546,839,721)
Net increase (decrease) in net assets resulting from operations	(2,435,679,556)	679,782,301
Distributions to shareholders	(2,984,293,225)	(4,024,014,410)
Share transactions - net increase (decrease)	743,783,730	832,976,200
Total increase (decrease) in net assets	(4,676,189,051)	(2,511,255,909)

Net Assets
Beginning of period	36,459,046,412	38,970,302,321
End of period	$31,782,857,361	$36,459,046,412

Financial Highlights
Fidelity Freedom® 2030 Fund

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$18.18	$19.92	$14.98	$17.20	$18.00
Income from Investment Operations
Net investment income (loss) A,B	.39	.45	.19	.29	.28
Net realized and unrealized gain (loss)	(1.61)	(.08)	5.95	(1.30)	.07
Total from investment operations	(1.22)	.37	6.14	(1.01)	.35
Distributions from net investment income	(.38)	(.46)	(.21)	(.30)	(.28)
Distributions from net realized gain	(1.09)	(1.65)	(1.00)	(.92)	(.87)
Total distributions	(1.47)	(2.11)	(1.20) C	(1.21) C	(1.15)
Net asset value, end of period	$15.49	$18.18	$19.92	$14.98	$17.20
Total Return D	(6.46)%	1.41%	42.14%	(6.69)%	2.32%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.66%	.67%	.68%	.69%	.69% G
Expenses net of fee waivers, if any	.66%	.67%	.68%	.69%	.69% G
Expenses net of all reductions	.66%	.67%	.68%	.69%	.69% G
Net investment income (loss)	2.52%	2.26%	1.06%	1.68%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$14,893,431	$16,667,165	$16,799,087	$11,724,021	$12,905,055
Portfolio turnover rate H	25% I	33%	26%	31%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2030 Fund Class K

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$18.17	$19.90	$14.97	$17.18	$17.98
Income from Investment Operations
Net investment income (loss) A,B	.40	.47	.21	.30	.30
Net realized and unrealized gain (loss)	(1.60)	(.08)	5.94	(1.29)	.06
Total from investment operations	(1.20)	.39	6.15	(.99)	.36
Distributions from net investment income	(.39)	(.47)	(.22)	(.31)	(.29)
Distributions from net realized gain	(1.10)	(1.65)	(1.00)	(.92)	(.87)
Total distributions	(1.48) C	(2.12)	(1.22)	(1.22) C	(1.16)
Net asset value, end of period	$15.49	$18.17	$19.90	$14.97	$17.18
Total Return D	(6.33)%	1.52%	42.20%	(6.57)%	2.40%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.57%	.58%	.59%	.59%	.60%
Expenses net of fee waivers, if any	.57%	.58%	.59%	.59%	.60%
Expenses net of all reductions	.57%	.58%	.59%	.59%	.60%
Net investment income (loss)	2.61%	2.35%	1.15%	1.77%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$11,055,552	$14,350,456	$17,173,513	$13,601,568	$16,527,856
Portfolio turnover rate G	25% H	33%	26%	31%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2030 Fund Class K6

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$18.12	$19.86	$14.94	$17.17	$18.00
Income from Investment Operations
Net investment income (loss) A,B	.42	.49	.23	.33	.31
Net realized and unrealized gain (loss)	(1.60)	(.07)	5.94	(1.30)	.08
Total from investment operations	(1.18)	.42	6.17	(.97)	.39
Distributions from net investment income	(.42)	(.50)	(.25)	(.34)	(.33)
Distributions from net realized gain	(1.10)	(1.66)	(1.00)	(.92)	(.89)
Total distributions	(1.51) C	(2.16)	(1.25)	(1.26)	(1.22)
Net asset value, end of period	$15.43	$18.12	$19.86	$14.94	$17.17
Total Return D	(6.25)%	1.64%	42.45%	(6.52)%	2.57%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.46%	.46%	.47%	.47%
Expenses net of fee waivers, if any	.45%	.46%	.46%	.47%	.47%
Expenses net of all reductions	.45%	.46%	.46%	.47%	.47%
Net investment income (loss)	2.73%	2.47%	1.28%	1.90%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$5,833,874	$5,441,425	$4,997,702	$3,208,497	$2,637,856
Portfolio turnover rate G	25% H	33%	26%	31%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2035 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	13.4
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Growth Company Fund	7.4
Fidelity Series Large Cap Stock Fund	6.9
Fidelity Series International Growth Fund	6.4
Fidelity Series Overseas Fund	6.4
Fidelity Series International Value Fund	6.4
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Stock Selector Large Cap Value Fund	4.8
Fidelity Series Opportunistic Insights Fund	4.4
72.2

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2035 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.39% to 4.79% 4/6/23 to 6/1/23 (b) (Cost $36,150,216)	36,280,000	36,158,978

Domestic Equity Funds - 40.2%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	37,796,790	356,801,700
Fidelity Series Blue Chip Growth Fund (c)	82,012,527	981,689,947
Fidelity Series Commodity Strategy Fund (c)	1,742,640	173,288,143
Fidelity Series Growth Company Fund (c)	115,515,962	1,830,928,003
Fidelity Series Intrinsic Opportunities Fund (c)	31,093,935	367,219,367
Fidelity Series Large Cap Stock Fund (c)	97,399,641	1,719,103,667
Fidelity Series Large Cap Value Index Fund (c)	38,768,878	538,887,400
Fidelity Series Opportunistic Insights Fund (c)	69,991,060	1,091,160,624
Fidelity Series Small Cap Discovery Fund (c)	15,113,993	157,185,526
Fidelity Series Small Cap Opportunities Fund (c)	43,103,179	527,582,908
Fidelity Series Stock Selector Large Cap Value Fund (c)	99,706,695	1,200,468,605
Fidelity Series Value Discovery Fund (c)	74,390,312	1,071,220,486
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,534,645,612)		10,015,536,376

International Equity Funds - 35.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	43,832,781	602,262,413
Fidelity Series Emerging Markets Fund (c)	45,070,607	367,776,152
Fidelity Series Emerging Markets Opportunities Fund (c)	157,556,250	2,594,951,437
Fidelity Series International Growth Fund (c)	100,786,285	1,591,415,433
Fidelity Series International Small Cap Fund (c)	27,282,825	436,798,025
Fidelity Series International Value Fund (c)	149,235,449	1,584,880,465
Fidelity Series Overseas Fund (c)	132,486,805	1,589,841,661
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,817,650,158)		8,767,925,586

Bond Funds - 23.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	2,809,530	22,672,904
Fidelity Series Emerging Markets Debt Fund (c)	16,996,893	124,927,161
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	4,670,505	42,641,714
Fidelity Series Floating Rate High Income Fund (c)	2,153,967	19,105,684
Fidelity Series High Income Fund (c)	15,352,272	125,581,583
Fidelity Series International Credit Fund (c)	1,261,314	9,813,024
Fidelity Series International Developed Markets Bond Index Fund (c)	74,710,958	649,238,229
Fidelity Series Investment Grade Bond Fund (c)	331,951,547	3,349,391,106
Fidelity Series Long-Term Treasury Bond Index Fund (c)	231,361,281	1,436,753,556
Fidelity Series Real Estate Income Fund (c)	4,486,723	42,623,869
TOTAL BOND FUNDS (Cost $6,689,592,881)		5,822,748,830

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	43,785,939	43,794,696
Fidelity Series Government Money Market Fund 4.91% (c)(f)	257,302,128	257,302,128
Fidelity Series Short-Term Credit Fund (c)	89,360	862,326
TOTAL SHORT-TERM FUNDS (Cost $301,950,870)		301,959,150

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $23,379,989,737)	24,944,328,920
NET OTHER ASSETS (LIABILITIES) - 0.0%	48,470
NET ASSETS - 100.0%	24,944,377,390

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4,827	Jun 2023	554,727,891	11,354,962	11,354,962
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3,936	Jun 2023	431,022,750	1,015,627	1,015,627

TOTAL PURCHASED					12,370,589

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	847	Jun 2023	175,233,713	(10,277,481)	(10,277,481)
ICE E-mini MSCI EAFE Index Contracts (United States)	1,003	Jun 2023	105,139,475	(870,817)	(870,817)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	4,958	Jun 2023	246,784,450	(7,213,423)	(7,213,423)

TOTAL SOLD					(18,361,721)

TOTAL FUTURES CONTRACTS					(5,991,132)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $36,158,978.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	26,072,237	410,434,191	392,711,732	993,277	363	(363)	43,794,696	0.1%
Total	26,072,237	410,434,191	392,711,732	993,277	363	(363)	43,794,696

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	27,471,764	2,384,594	2,960,436	1,378,792	(209,282)	(4,013,736)	22,672,904
Fidelity Series All-Sector Equity Fund	452,644,898	37,632,895	77,749,935	20,719,842	(11,184,175)	(44,541,983)	356,801,700
Fidelity Series Blue Chip Growth Fund	743,116,631	560,044,367	229,188,088	29,675,463	(53,537,993)	(38,744,970)	981,689,947
Fidelity Series Canada Fund	772,535,919	72,042,932	153,073,505	18,998,797	7,573,280	(96,816,213)	602,262,413
Fidelity Series Commodity Strategy Fund	411,257,876	239,919,514	245,584,656	195,016,031	(47,299,946)	(185,004,645)	173,288,143
Fidelity Series Emerging Markets Debt Fund	141,087,586	13,150,580	13,825,419	7,242,421	(1,082,563)	(14,403,023)	124,927,161
Fidelity Series Emerging Markets Debt Local Currency Fund	45,864,369	2,778,029	6,225,769	-	(695,630)	920,715	42,641,714
Fidelity Series Emerging Markets Fund	348,177,997	116,655,852	59,424,115	7,465,460	(8,798,741)	(28,834,841)	367,776,152
Fidelity Series Emerging Markets Opportunities Fund	3,137,701,639	406,306,693	632,309,281	63,907,067	(86,256,655)	(230,490,959)	2,594,951,437
Fidelity Series Floating Rate High Income Fund	27,718,837	2,825,632	10,404,523	1,473,188	(1,158,883)	124,621	19,105,684
Fidelity Series Government Money Market Fund 4.91%	-	304,992,433	47,690,305	3,286,921	-	-	257,302,128
Fidelity Series Growth Company Fund	1,852,349,334	539,837,926	339,110,606	9,788,246	(32,827,271)	(189,321,380)	1,830,928,003
Fidelity Series High Income Fund	166,483,874	13,712,422	38,711,848	8,248,590	(4,000,241)	(11,902,624)	125,581,583
Fidelity Series International Credit Fund	11,369,458	561,633	290,819	561,633	(3,397)	(1,823,851)	9,813,024
Fidelity Series International Developed Markets Bond Index Fund	456,531,592	274,545,727	46,681,166	4,310,436	(1,624,471)	(33,533,453)	649,238,229
Fidelity Series International Growth Fund	1,768,739,893	233,875,663	327,823,215	51,829,192	(21,318,341)	(62,058,567)	1,591,415,433
Fidelity Series International Small Cap Fund	485,600,878	42,190,146	38,765,468	24,858,042	(443,687)	(51,783,844)	436,798,025
Fidelity Series International Value Fund	1,786,347,865	221,528,807	355,642,840	50,758,162	8,470,804	(75,824,171)	1,584,880,465
Fidelity Series Intrinsic Opportunities Fund	1,739,928,680	360,093,357	1,342,602,177	326,306,311	155,226,256	(545,426,749)	367,219,367
Fidelity Series Investment Grade Bond Fund	3,256,685,331	988,674,853	665,966,912	100,042,141	(40,405,145)	(189,597,021)	3,349,391,106
Fidelity Series Large Cap Stock Fund	1,647,354,196	489,697,223	307,214,968	102,852,380	14,987,583	(125,720,367)	1,719,103,667
Fidelity Series Large Cap Value Index Fund	620,080,218	85,693,527	108,380,378	19,797,216	13,825,206	(72,331,173)	538,887,400
Fidelity Series Long-Term Treasury Bond Index Fund	1,462,678,682	433,661,395	189,913,794	38,007,489	(16,878,363)	(252,794,364)	1,436,753,556
Fidelity Series Opportunistic Insights Fund	949,033,246	412,115,505	135,800,327	48,471,956	(7,349,249)	(126,838,551)	1,091,160,624
Fidelity Series Overseas Fund	1,778,495,495	192,821,916	289,600,792	27,295,282	(15,361,534)	(76,513,424)	1,589,841,661
Fidelity Series Real Estate Income Fund	100,745,186	8,587,251	53,322,506	6,222,342	(3,934,883)	(9,451,179)	42,623,869
Fidelity Series Short-Term Credit Fund	-	864,125	10,267	4,842	188	8,280	862,326
Fidelity Series Small Cap Discovery Fund	203,152,679	38,988,150	41,057,800	31,072,375	(965,067)	(42,932,436)	157,185,526
Fidelity Series Small Cap Opportunities Fund	670,406,240	61,435,128	136,176,536	27,308,454	(8,144,236)	(59,937,688)	527,582,908
Fidelity Series Stock Selector Large Cap Value Fund	1,387,609,440	231,241,583	271,802,186	85,852,125	3,094,851	(149,675,083)	1,200,468,605
Fidelity Series Value Discovery Fund	1,055,646,397	339,072,347	215,175,806	52,148,921	30,397,927	(138,720,379)	1,071,220,486
	27,506,816,200	6,727,932,205	6,382,486,443	1,364,900,117	(129,903,658)	(2,857,983,058)	24,864,375,246

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	36,158,978	-	36,158,978	-

Domestic Equity Funds	10,015,536,376	10,015,536,376	-	-

International Equity Funds	8,767,925,586	8,767,925,586	-	-

Bond Funds	5,822,748,830	5,822,748,830	-	-

Short-Term Funds	301,959,150	301,959,150	-	-
Total Investments in Securities:	24,944,328,920	24,908,169,942	36,158,978	-
Derivative Instruments:

Assets
Futures Contracts	12,370,589	12,370,589	-	-
Total Assets	12,370,589	12,370,589	-	-

Liabilities
Futures Contracts	(18,361,721)	(18,361,721)	-	-
Total Liabilities	(18,361,721)	(18,361,721)	-	-
Total Derivative Instruments:	(5,991,132)	(5,991,132)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(18,361,721)
Total Equity Risk	0	(18,361,721)
Interest Rate Risk
Futures Contracts (a)	12,370,589	0
Total Interest Rate Risk	12,370,589	0
Total Value of Derivatives	12,370,589	(18,361,721)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2035 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $36,150,216)	$36,158,978
Fidelity Central Funds (cost $43,794,696)	43,794,696
Other affiliated issuers (cost $23,300,044,825)	24,864,375,246

Total Investment in Securities (cost $23,379,989,737)		$24,944,328,920
Receivable for investments sold		257,442,755
Receivable for fund shares sold		33,929,619
Distributions receivable from Fidelity Central Funds		206,076
Receivable for daily variation margin on futures contracts		428,210
Other receivables		175,866
Total assets		25,236,511,446
Liabilities
Payable for investments purchased	$235,036,064
Payable for fund shares redeemed	44,326,154
Accrued management fee	12,595,972
Other payables and accrued expenses	175,866
Total Liabilities		292,134,056
Net Assets		$24,944,377,390
Net Assets consist of:
Paid in capital		$23,565,903,386
Total accumulated earnings (loss)		1,378,474,004
Net Assets		$24,944,377,390

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2035 Fund :
Net Asset Value , offering price and redemption price per share ($10,760,152,167 ÷ 803,880,352 shares)		$13.39
Class K :
Net Asset Value , offering price and redemption price per share ($9,010,344,834 ÷ 673,586,017 shares)		$13.38
Class K6 :
Net Asset Value , offering price and redemption price per share ($5,173,880,389 ÷ 387,961,564 shares)		$13.34

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$700,849,565
Interest		784,850
Income from Fidelity Central Funds		993,277
Total Income		702,627,692
Expenses
Management fee	$151,998,018
Independent trustees' fees and expenses	90,908
Total expenses before reductions	152,088,926
Expense reductions	(12)
Total expenses after reductions		152,088,914
Net Investment income (loss)		550,538,778
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	17,501
Redemptions in-kind	139,918,149
Fidelity Central Funds	363
Other affiliated issuers	(269,821,807)
Futures contracts	(53,272,152)
Capital gain distributions from underlying funds:
Affiliated issuers	664,050,552
Total net realized gain (loss)		480,892,606
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	8,537
Fidelity Central Funds	(363)
Other affiliated issuers	(2,857,983,058)
Futures contracts	(9,986,204)
Total change in net unrealized appreciation (depreciation)		(2,867,961,088)
Net gain (loss)		(2,387,068,482)
Net increase (decrease) in net assets resulting from operations		$(1,836,529,704)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$550,538,778	$638,952,383
Net realized gain (loss)	480,892,606	2,846,867,362
Change in net unrealized appreciation (depreciation)	(2,867,961,088)	(2,709,931,792)
Net increase (decrease) in net assets resulting from operations	(1,836,529,704)	775,887,953
Distributions to shareholders	(2,500,369,046)	(3,186,981,326)
Share transactions - net increase (decrease)	1,741,053,653	1,059,713,495
Total increase (decrease) in net assets	(2,595,845,097)	(1,351,379,878)

Net Assets
Beginning of period	27,540,222,487	28,891,602,365
End of period	$24,944,377,390	$27,540,222,487

Financial Highlights
Fidelity Freedom® 2035 Fund

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.89	$17.36	$12.21	$14.42	$15.20
Income from Investment Operations
Net investment income (loss) A,B	.29	.37	.16	.23	.21
Net realized and unrealized gain (loss)	(1.38)	.13	5.97	(1.42)	.01
Total from investment operations	(1.09)	.50	6.13	(1.19)	.22
Distributions from net investment income	(.29)	(.39)	(.18)	(.23)	(.22)
Distributions from net realized gain	(1.12)	(1.58)	(.81)	(.79)	(.78)
Total distributions	(1.41)	(1.97)	(.98) C	(1.02)	(1.00)
Net asset value, end of period	$13.39	$15.89	$17.36	$12.21	$14.42
Total Return D	(6.56)%	2.38%	51.68%	(9.25)%	1.85%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70%	.71% G	.72%	.73%	.74%
Expenses net of fee waivers, if any	.70%	.71% G	.72%	.73%	.74%
Expenses net of all reductions	.70%	.71% G	.72%	.73%	.74%
Net investment income (loss)	2.17%	2.14%	1.02%	1.57%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$10,760,152	$11,630,509	$11,467,913	$7,408,043	$8,247,886
Portfolio turnover rate H	23% I	30%	24%	31%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2035 Fund Class K

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.87	$17.33	$12.19	$14.40	$15.18
Income from Investment Operations
Net investment income (loss) A,B	.30	.39	.17	.24	.22
Net realized and unrealized gain (loss)	(1.37)	.13	5.96	(1.42)	.01
Total from investment operations	(1.07)	.52	6.13	(1.18)	.23
Distributions from net investment income	(.29)	(.40)	(.19)	(.24)	(.23)
Distributions from net realized gain	(1.13)	(1.58)	(.81)	(.79)	(.78)
Total distributions	(1.42)	(1.98)	(.99) C	(1.03)	(1.01)
Net asset value, end of period	$13.38	$15.87	$17.33	$12.19	$14.40
Total Return D	(6.44)%	2.49%	51.80%	(9.19)%	1.95%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.61%	.61% G	.62%	.63%	.64%
Expenses net of fee waivers, if any	.61%	.61% G	.62%	.63%	.64%
Expenses net of all reductions	.61%	.61% G	.62%	.63%	.64%
Net investment income (loss)	2.27%	2.23%	1.12%	1.67%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$9,010,345	$11,216,392	$13,070,819	$9,620,448	$11,661,819
Portfolio turnover rate H	23% I	30%	24%	31%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2035 Fund Class K6

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.84	$17.31	$12.17	$14.39	$15.20
Income from Investment Operations
Net investment income (loss) A,B	.32	.41	.19	.26	.24
Net realized and unrealized gain (loss)	(1.37)	.12	5.97	(1.42)	.01
Total from investment operations	(1.05)	.53	6.16	(1.16)	.25
Distributions from net investment income	(.31)	(.43)	(.21)	(.26)	(.27)
Distributions from net realized gain	(1.13)	(1.58)	(.82)	(.80)	(.79)
Total distributions	(1.45) C	(2.00) C	(1.02) C	(1.06)	(1.06)
Net asset value, end of period	$13.34	$15.84	$17.31	$12.17	$14.39
Total Return D	(6.33)%	2.60%	52.14%	(9.08)%	2.10%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.47%	.48%	.48%	.49%	.49%
Expenses net of all reductions	.47%	.48%	.48%	.49%	.49%
Net investment income (loss)	2.40%	2.37%	1.26%	1.82%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$5,173,880	$4,693,321	$4,352,870	$2,606,617	$2,217,206
Portfolio turnover rate G	23% H	30%	24%	31%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2040 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	11.7
Fidelity Series Growth Company Fund	8.8
Fidelity Series Large Cap Stock Fund	8.3
Fidelity Series International Growth Fund	7.4
Fidelity Series Overseas Fund	7.4
Fidelity Series International Value Fund	7.4
Fidelity Series Stock Selector Large Cap Value Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.8
Fidelity Series Opportunistic Insights Fund	5.2
Fidelity Series Value Discovery Fund	5.2
73.0

Asset Allocation (% of Fund's net assets)

Futures - 1.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2040 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.44% to 4.79% 4/6/23 to 6/1/23 (b) (Cost $35,880,287)	36,020,000	35,889,810

Domestic Equity Funds - 48.1%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	45,525,686	429,762,477
Fidelity Series Blue Chip Growth Fund (c)	98,799,433	1,182,629,209
Fidelity Series Commodity Strategy Fund (c)	1,758,498	174,865,068
Fidelity Series Growth Company Fund (c)	139,166,370	2,205,786,964
Fidelity Series Intrinsic Opportunities Fund (c)	37,737,374	445,678,393
Fidelity Series Large Cap Stock Fund (c)	117,348,071	2,071,193,457
Fidelity Series Large Cap Value Index Fund (c)	46,708,884	649,253,483
Fidelity Series Opportunistic Insights Fund (c)	84,325,669	1,314,637,181
Fidelity Series Small Cap Discovery Fund (c)	18,209,337	189,377,100
Fidelity Series Small Cap Opportunities Fund (c)	51,930,683	635,631,562
Fidelity Series Stock Selector Large Cap Value Fund (c)	120,128,645	1,446,348,890
Fidelity Series Value Discovery Fund (c)	89,626,991	1,290,628,669
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,376,354,761)		12,035,792,453

International Equity Funds - 40.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	51,139,815	702,661,060
Fidelity Series Emerging Markets Fund (c)	50,538,472	412,393,930
Fidelity Series Emerging Markets Opportunities Fund (c)	177,534,330	2,923,990,411
Fidelity Series International Growth Fund (c)	117,586,763	1,856,694,981
Fidelity Series International Small Cap Fund (c)	31,698,218	507,488,462
Fidelity Series International Value Fund (c)	174,311,841	1,851,191,748
Fidelity Series Overseas Fund (c)	154,572,682	1,854,872,187
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,091,797,959)		10,109,292,779

Bond Funds - 10.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	2,791,638	22,528,515
Fidelity Series Emerging Markets Debt Fund (c)	16,797,517	123,461,750
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	4,615,596	42,140,390
Fidelity Series Floating Rate High Income Fund (c)	2,670,736	23,689,429
Fidelity Series High Income Fund (c)	15,244,737	124,701,947
Fidelity Series International Credit Fund (c)	1,229,603	9,566,310
Fidelity Series International Developed Markets Bond Index Fund (c)	12,663,090	110,042,256
Fidelity Series Investment Grade Bond Fund (c)	59,847,264	603,858,893
Fidelity Series Long-Term Treasury Bond Index Fund (c)	232,127,124	1,441,509,439
Fidelity Series Real Estate Income Fund (c)	4,329,033	41,125,817
TOTAL BOND FUNDS (Cost $3,016,630,875)		2,542,624,746

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	46,794,288	46,803,647
Fidelity Series Government Money Market Fund 4.91% (c)(f)	258,254,951	258,254,951
Fidelity Series Short-Term Credit Fund (c)	79,758	769,663
TOTAL SHORT-TERM FUNDS (Cost $305,820,910)		305,828,261

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,826,484,792)	25,029,428,049
NET OTHER ASSETS (LIABILITIES) - 0.0%	161,871
NET ASSETS - 100.0%	25,029,589,920

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4,838	Jun 2023	555,992,031	11,401,011	11,401,011
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3,946	Jun 2023	432,117,828	1,032,815	1,032,815

TOTAL PURCHASED					12,433,826

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	798	Jun 2023	165,096,225	(9,682,916)	(9,682,916)
ICE E-mini MSCI EAFE Index Contracts (United States)	996	Jun 2023	104,405,700	(801,442)	(801,442)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	4,859	Jun 2023	241,856,725	(7,448,810)	(7,448,810)

TOTAL SOLD					(17,933,168)

TOTAL FUTURES CONTRACTS					(5,499,342)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $35,889,810.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	22,630,988	414,192,403	390,019,743	1,046,403	398	(399)	46,803,647	0.1%
Total	22,630,988	414,192,403	390,019,743	1,046,403	398	(399)	46,803,647

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	27,909,039	2,267,544	3,371,388	1,383,565	(276,049)	(4,000,631)	22,528,515
Fidelity Series All-Sector Equity Fund	540,184,615	47,069,268	90,843,022	24,900,648	(13,520,120)	(53,128,264)	429,762,477
Fidelity Series Blue Chip Growth Fund	886,782,833	655,846,735	247,461,874	35,501,425	(58,112,207)	(54,426,278)	1,182,629,209
Fidelity Series Canada Fund	899,320,097	85,280,326	177,712,179	22,222,684	4,774,726	(109,001,910)	702,661,060
Fidelity Series Commodity Strategy Fund	413,203,908	238,800,643	243,866,051	195,793,333	(47,407,146)	(185,866,286)	174,865,068
Fidelity Series Emerging Markets Debt Fund	140,236,608	12,517,988	13,792,463	7,218,201	(1,356,465)	(14,143,918)	123,461,750
Fidelity Series Emerging Markets Debt Local Currency Fund	46,225,110	1,618,007	5,876,965	-	(731,397)	905,635	42,140,390
Fidelity Series Emerging Markets Fund	381,053,128	140,140,703	67,280,753	8,411,122	(11,120,739)	(30,398,409)	412,393,930
Fidelity Series Emerging Markets Opportunities Fund	3,517,024,138	477,265,496	715,384,506	72,203,074	(103,004,667)	(251,910,050)	2,923,990,411
Fidelity Series Floating Rate High Income Fund	27,935,687	3,765,921	7,041,389	1,666,746	(537,038)	(433,752)	23,689,429
Fidelity Series Government Money Market Fund 4.91%	-	305,315,654	47,060,703	3,315,479	-	-	258,254,951
Fidelity Series Growth Company Fund	2,210,529,456	608,962,777	344,550,899	11,905,342	(26,820,378)	(242,333,992)	2,205,786,964
Fidelity Series High Income Fund	170,145,746	13,645,057	42,907,941	8,237,517	(3,492,786)	(12,688,129)	124,701,947
Fidelity Series International Credit Fund	11,052,520	546,475	257,081	546,475	31	(1,775,635)	9,566,310
Fidelity Series International Developed Markets Bond Index Fund	4,569,771	111,704,147	5,478,489	422,087	(181,003)	(572,170)	110,042,256
Fidelity Series International Growth Fund	2,056,215,468	262,587,718	363,063,628	60,578,718	(33,090,993)	(65,953,584)	1,856,694,981
Fidelity Series International Small Cap Fund	563,281,544	52,727,380	47,283,545	28,806,377	(1,166,341)	(60,070,576)	507,488,462
Fidelity Series International Value Fund	2,076,542,702	262,095,679	409,263,159	59,327,423	5,592,947	(83,776,421)	1,851,191,748
Fidelity Series Intrinsic Opportunities Fund	2,080,567,734	426,071,077	1,591,995,151	390,780,158	144,277,884	(613,243,151)	445,678,393
Fidelity Series Investment Grade Bond Fund	356,319,055	397,574,005	129,005,239	12,642,098	(9,643,648)	(11,385,280)	603,858,893
Fidelity Series Large Cap Stock Fund	1,965,894,214	569,486,834	329,937,303	122,665,908	12,181,839	(146,432,127)	2,071,193,457
Fidelity Series Large Cap Value Index Fund	740,029,020	102,668,354	122,976,630	23,874,109	12,008,001	(82,475,262)	649,253,483
Fidelity Series Long-Term Treasury Bond Index Fund	1,489,600,593	440,430,193	215,882,216	38,187,745	(22,664,107)	(249,975,024)	1,441,509,439
Fidelity Series Opportunistic Insights Fund	1,132,490,794	497,992,724	153,100,458	58,432,334	(4,455,025)	(158,290,854)	1,314,637,181
Fidelity Series Overseas Fund	2,067,384,156	206,682,517	311,883,299	31,903,259	(18,751,029)	(88,560,158)	1,854,872,187
Fidelity Series Real Estate Income Fund	101,841,659	8,260,665	55,803,251	6,206,443	(3,920,495)	(9,252,761)	41,125,817
Fidelity Series Short-Term Credit Fund	-	769,255	7,052	4,101	127	7,333	769,663
Fidelity Series Small Cap Discovery Fund	240,675,419	46,051,615	44,997,827	37,061,116	(2,506,798)	(49,845,309)	189,377,100
Fidelity Series Small Cap Opportunities Fund	800,028,623	74,629,101	157,655,629	32,158,977	(10,213,109)	(71,157,424)	635,631,562
Fidelity Series Stock Selector Large Cap Value Fund	1,655,878,341	271,246,688	304,152,031	103,472,537	(1,566,577)	(175,057,531)	1,446,348,890
Fidelity Series Value Discovery Fund	1,259,776,239	418,413,781	256,184,131	62,914,502	27,403,536	(158,780,756)	1,290,628,669
	27,862,698,217	6,742,434,327	6,506,076,252	1,462,743,503	(168,299,026)	(2,984,022,674)	24,946,734,592

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	35,889,810	-	35,889,810	-

Domestic Equity Funds	12,035,792,453	12,035,792,453	-	-

International Equity Funds	10,109,292,779	10,109,292,779	-	-

Bond Funds	2,542,624,746	2,542,624,746	-	-

Short-Term Funds	305,828,261	305,828,261	-	-
Total Investments in Securities:	25,029,428,049	24,993,538,239	35,889,810	-
Derivative Instruments:

Assets
Futures Contracts	12,433,826	12,433,826	-	-
Total Assets	12,433,826	12,433,826	-	-

Liabilities
Futures Contracts	(17,933,168)	(17,933,168)	-	-
Total Liabilities	(17,933,168)	(17,933,168)	-	-
Total Derivative Instruments:	(5,499,342)	(5,499,342)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(17,933,168)
Total Equity Risk	0	(17,933,168)
Interest Rate Risk
Futures Contracts (a)	12,433,826	0
Total Interest Rate Risk	12,433,826	0
Total Value of Derivatives	12,433,826	(17,933,168)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2040 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $35,880,287)	$35,889,810
Fidelity Central Funds (cost $46,803,629)	46,803,647
Other affiliated issuers (cost $22,743,800,876)	24,946,734,592

Total Investment in Securities (cost $22,826,484,792)		$25,029,428,049
Receivable for investments sold		281,528,265
Receivable for fund shares sold		35,792,790
Distributions receivable from Fidelity Central Funds		213,063
Receivable for daily variation margin on futures contracts		619,815
Other receivables		150,911
Total assets		25,347,732,893
Liabilities
Payable for investments purchased	$256,858,031
Payable for fund shares redeemed	47,823,544
Accrued management fee	13,310,487
Other payables and accrued expenses	150,911
Total Liabilities		318,142,973
Net Assets		$25,029,589,920
Net Assets consist of:
Paid in capital		$22,996,239,254
Total accumulated earnings (loss)		2,033,350,666
Net Assets		$25,029,589,920

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2040 Fund :
Net Asset Value , offering price and redemption price per share ($10,829,761,256 ÷ 1,138,451,986 shares)		$9.51
Class K :
Net Asset Value , offering price and redemption price per share ($8,990,458,790 ÷ 944,413,010 shares)		$9.52
Class K6 :
Net Asset Value , offering price and redemption price per share ($5,209,369,874 ÷ 549,980,744 shares)		$9.47

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$669,604,483
Interest		808,972
Income from Fidelity Central Funds		1,046,403
Total Income		671,459,858
Expenses
Management fee	$161,467,896
Independent trustees' fees and expenses	91,449
Total expenses before reductions	161,559,345
Expense reductions	(14)
Total expenses after reductions		161,559,331
Net Investment income (loss)		509,900,527
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	18,629
Redemptions in-kind	150,029,647
Fidelity Central Funds	398
Other affiliated issuers	(318,328,673)
Futures contracts	(55,377,362)
Capital gain distributions from underlying funds:
Affiliated issuers	793,139,020
Total net realized gain (loss)		569,481,659
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	9,241
Fidelity Central Funds	(399)
Other affiliated issuers	(2,984,022,674)
Futures contracts	(7,318,119)
Total change in net unrealized appreciation (depreciation)		(2,991,331,951)
Net gain (loss)		(2,421,850,292)
Net increase (decrease) in net assets resulting from operations		$(1,911,949,765)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$509,900,527	$636,346,942
Net realized gain (loss)	569,481,659	3,177,426,054
Change in net unrealized appreciation (depreciation)	(2,991,331,951)	(2,792,390,095)
Net increase (decrease) in net assets resulting from operations	(1,911,949,765)	1,021,382,901
Distributions to shareholders	(2,746,414,059)	(3,362,328,295)
Share transactions - net increase (decrease)	1,790,132,809	1,097,523,194
Total increase (decrease) in net assets	(2,868,231,015)	(1,243,422,200)

Net Assets
Beginning of period	27,897,820,935	29,141,243,135
End of period	$25,029,589,920	$27,897,820,935

Financial Highlights
Fidelity Freedom® 2040 Fund

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.41	$12.43	$8.40	$10.09	$10.67
Income from Investment Operations
Net investment income (loss) A,B	.19	.26	.10	.15	.14
Net realized and unrealized gain (loss)	(.99)	.19	4.60	(1.13)	- C
Total from investment operations	(.80)	.45	4.70	(.98)	.14
Distributions from net investment income	(.19)	(.28)	(.12)	(.16)	(.15)
Distributions from net realized gain	(.91)	(1.20)	(.54)	(.55)	(.57)
Total distributions	(1.10)	(1.47) D	(.67) D	(.71)	(.72)
Net asset value, end of period	$9.51	$11.41	$12.43	$8.40	$10.09
Total Return E	(6.69)%	3.14%	57.59%	(10.80)%	1.79%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	1.99%	2.09%	.95%	1.52%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$10,829,761	$11,819,799	$11,610,621	$7,378,482	$8,404,848
Portfolio turnover rate H	24% I	29%	22%	28%	17%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2040 Fund Class K

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.42	$12.42	$8.39	$10.08	$10.66
Income from Investment Operations
Net investment income (loss) A,B	.20	.27	.11	.16	.15
Net realized and unrealized gain (loss)	(1.00)	.21	4.59	(1.13)	- C
Total from investment operations	(.80)	.48	4.70	(.97)	.15
Distributions from net investment income	(.19)	(.28)	(.13)	(.17)	(.16)
Distributions from net realized gain	(.91)	(1.20)	(.54)	(.55)	(.57)
Total distributions	(1.10)	(1.48)	(.67)	(.72)	(.73)
Net asset value, end of period	$9.52	$11.42	$12.42	$8.39	$10.08
Total Return D	(6.61)%	3.36%	57.77%	(10.76)%	1.87%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64%	.64% G	.64%	.64%	.64%
Expenses net of fee waivers, if any	.64%	.64% G	.64%	.64%	.64%
Expenses net of all reductions	.64%	.64% G	.64%	.64%	.64%
Net investment income (loss)	2.09%	2.20%	1.05%	1.62%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$8,990,459	$11,362,816	$13,396,654	$9,581,184	$11,994,623
Portfolio turnover rate H	24% I	29%	22%	28%	17%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2040 Fund Class K6

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.37	$12.38	$8.37	$10.06	$10.66
Income from Investment Operations
Net investment income (loss) A,B	.21	.29	.13	.18	.16
Net realized and unrealized gain (loss)	(.99)	.20	4.57	(1.13)	.01
Total from investment operations	(.78)	.49	4.70	(.95)	.17
Distributions from net investment income	(.21)	(.31)	(.15)	(.18)	(.19)
Distributions from net realized gain	(.92)	(1.20)	(.55)	(.56)	(.58)
Total distributions	(1.12) C	(1.50) C	(.69) C	(.74)	(.77)
Net asset value, end of period	$9.47	$11.37	$12.38	$8.37	$10.06
Total Return D	(6.46)%	3.47%	57.95%	(10.58)%	2.06%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49%	.49% G	.49%	.49%	.50% G
Expenses net of fee waivers, if any	.49%	.49% G	.49%	.49%	.50% G
Expenses net of all reductions	.49%	.49% G	.49%	.49%	.50% G
Net investment income (loss)	2.24%	2.35%	1.20%	1.77%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$5,209,370	$4,715,207	$4,133,969	$2,393,289	$2,035,487
Portfolio turnover rate H	24% I	29%	22%	28%	17%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2045 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	11.9
Fidelity Series Growth Company Fund	9.1
Fidelity Series Large Cap Stock Fund	8.6
Fidelity Series International Growth Fund	7.7
Fidelity Series Overseas Fund	7.6
Fidelity Series International Value Fund	7.6
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.8
Fidelity Series Opportunistic Insights Fund	5.4
Fidelity Series Value Discovery Fund	5.4
75.1

Asset Allocation (% of Fund's net assets)

Futures - 1.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2045 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.44% to 4.79% 4/6/23 to 6/1/23 (b) (Cost $24,537,758)	24,620,000	24,543,304

Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	32,315,258	305,056,033
Fidelity Series Blue Chip Growth Fund (c)	70,189,130	840,163,886
Fidelity Series Commodity Strategy Fund (c)	1,196,981	119,027,836
Fidelity Series Growth Company Fund (c)	98,889,079	1,567,391,907
Fidelity Series Intrinsic Opportunities Fund (c)	26,790,348	316,394,012
Fidelity Series Large Cap Stock Fund (c)	83,385,383	1,471,752,006
Fidelity Series Large Cap Value Index Fund (c)	33,170,134	461,064,864
Fidelity Series Opportunistic Insights Fund (c)	59,910,738	934,008,400
Fidelity Series Small Cap Discovery Fund (c)	12,903,531	134,196,723
Fidelity Series Small Cap Opportunities Fund (c)	36,877,410	451,379,502
Fidelity Series Stock Selector Large Cap Value Fund (c)	85,351,033	1,027,626,432
Fidelity Series Value Discovery Fund (c)	63,677,143	916,950,854
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,614,015,048)		8,545,012,455

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	36,133,928	496,480,170
Fidelity Series Emerging Markets Fund (c)	36,362,604	296,718,849
Fidelity Series Emerging Markets Opportunities Fund (c)	123,877,861	2,040,268,363
Fidelity Series International Growth Fund (c)	83,083,620	1,311,890,360
Fidelity Series International Small Cap Fund (c)	22,369,965	358,143,140
Fidelity Series International Value Fund (c)	123,205,686	1,308,444,385
Fidelity Series Overseas Fund (c)	109,217,531	1,310,610,368
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,556,180,962)		7,122,555,635

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,914,373	15,448,990
Fidelity Series Emerging Markets Debt Fund (c)	11,487,390	84,432,319
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	3,156,440	28,818,294
Fidelity Series Floating Rate High Income Fund (c)	1,772,363	15,720,863
Fidelity Series High Income Fund (c)	10,381,028	84,916,809
Fidelity Series International Credit Fund (c)	725,466	5,644,124
Fidelity Series Investment Grade Bond Fund (c)	416,431	4,201,789
Fidelity Series Long-Term Treasury Bond Index Fund (c)	159,033,625	987,598,813
Fidelity Series Real Estate Income Fund (c)	2,774,927	26,361,803
TOTAL BOND FUNDS (Cost $1,551,460,776)		1,253,143,804

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	30,791,079	30,797,237
Fidelity Series Government Money Market Fund 4.91% (c)(f)	171,729,719	171,729,719
Fidelity Series Short-Term Credit Fund (c)	93,785	905,028
TOTAL SHORT-TERM FUNDS (Cost $203,424,083)		203,431,984

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $15,949,618,627)	17,148,687,182
NET OTHER ASSETS (LIABILITIES) - 0.0%	199,761
NET ASSETS - 100.0%	17,148,886,943

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,314	Jun 2023	380,851,094	7,834,950	7,834,950
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2,702	Jun 2023	295,890,109	718,028	718,028

TOTAL PURCHASED					8,552,978

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	542	Jun 2023	112,133,025	(6,576,617)	(6,576,617)
ICE E-mini MSCI EAFE Index Contracts (United States)	684	Jun 2023	71,700,300	(512,643)	(512,643)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3,353	Jun 2023	166,895,575	(5,146,610)	(5,146,610)

TOTAL SOLD					(12,235,870)

TOTAL FUTURES CONTRACTS					(3,682,892)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $24,543,304.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	13,840,771	275,976,857	259,020,392	697,107	279	(278)	30,797,237	0.1%
Total	13,840,771	275,976,857	259,020,392	697,107	279	(278)	30,797,237

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	18,542,547	1,961,843	2,206,658	934,672	(132,821)	(2,715,921)	15,448,990
Fidelity Series All-Sector Equity Fund	362,751,926	41,680,575	55,153,564	17,262,291	(7,198,341)	(37,024,563)	305,056,033
Fidelity Series Blue Chip Growth Fund	595,525,642	471,165,353	155,998,720	24,285,202	(34,604,829)	(35,923,560)	840,163,886
Fidelity Series Canada Fund	602,415,414	72,517,334	108,751,124	15,359,997	3,867,510	(73,568,964)	496,480,170
Fidelity Series Commodity Strategy Fund	274,421,918	162,739,900	161,286,982	131,438,567	(32,641,235)	(124,205,765)	119,027,836
Fidelity Series Emerging Markets Debt Fund	90,593,819	10,351,834	6,577,630	4,815,938	(84,889)	(9,850,815)	84,432,319
Fidelity Series Emerging Markets Debt Local Currency Fund	30,698,280	1,760,266	3,822,238	-	(348,557)	530,543	28,818,294
Fidelity Series Emerging Markets Fund	253,055,079	114,205,750	43,567,714	5,778,700	(6,903,978)	(20,070,288)	296,718,849
Fidelity Series Emerging Markets Opportunities Fund	2,350,573,070	392,208,612	468,175,616	49,793,719	(59,134,965)	(175,202,738)	2,040,268,363
Fidelity Series Floating Rate High Income Fund	18,551,441	2,124,091	4,298,860	1,100,755	(349,575)	(306,234)	15,720,863
Fidelity Series Government Money Market Fund 4.91%	-	202,086,486	30,356,767	2,170,817	-	-	171,729,719
Fidelity Series Growth Company Fund	1,484,462,815	469,697,863	213,806,783	8,251,296	(8,716,228)	(164,245,760)	1,567,391,907
Fidelity Series High Income Fund	110,811,348	11,086,858	26,330,455	5,522,151	(2,398,108)	(8,252,834)	84,916,809
Fidelity Series International Credit Fund	6,575,960	324,731	200,653	324,731	(1,583)	(1,054,331)	5,644,124
Fidelity Series International Growth Fund	1,378,046,548	222,917,001	227,565,848	41,869,810	(2,448,123)	(59,059,218)	1,311,890,360
Fidelity Series International Small Cap Fund	377,652,063	50,257,816	29,475,260	19,918,106	1,779,547	(42,071,026)	358,143,140
Fidelity Series International Value Fund	1,391,639,810	220,821,550	255,463,819	41,006,369	3,809,591	(52,362,747)	1,308,444,385
Fidelity Series Intrinsic Opportunities Fund	1,395,079,324	309,258,387	1,066,776,806	268,903,976	40,434,733	(361,601,626)	316,394,012
Fidelity Series Investment Grade Bond Fund	95,086,811	5,358,985	92,525,825	371,911	(3,990,970)	272,788	4,201,789
Fidelity Series Large Cap Stock Fund	1,320,165,861	437,907,767	199,549,883	83,821,302	12,747,977	(99,519,716)	1,471,752,006
Fidelity Series Large Cap Value Index Fund	496,960,975	88,628,099	76,908,600	16,586,151	5,471,908	(53,087,518)	461,064,864
Fidelity Series Long-Term Treasury Bond Index Fund	987,471,120	315,647,794	135,561,829	25,684,799	(12,808,770)	(167,149,502)	987,598,813
Fidelity Series Opportunistic Insights Fund	760,501,976	371,519,935	90,713,522	40,399,113	4,037,826	(111,337,815)	934,008,400
Fidelity Series Overseas Fund	1,385,546,342	182,278,244	190,896,310	22,050,361	(7,237,890)	(59,080,018)	1,310,610,368
Fidelity Series Real Estate Income Fund	66,263,976	9,810,577	40,962,302	3,953,050	(3,146,582)	(5,603,866)	26,361,803
Fidelity Series Short-Term Credit Fund	-	910,003	13,135	4,622	259	7,901	905,028
Fidelity Series Small Cap Discovery Fund	161,385,604	35,492,580	27,393,977	25,193,289	(2,334,823)	(32,952,661)	134,196,723
Fidelity Series Small Cap Opportunities Fund	537,240,371	67,086,424	98,244,182	22,292,144	1,348,799	(56,051,910)	451,379,502
Fidelity Series Stock Selector Large Cap Value Fund	1,111,969,263	225,042,988	189,460,964	71,813,604	104,554	(120,029,409)	1,027,626,432
Fidelity Series Value Discovery Fund	845,977,580	322,262,862	161,209,679	43,718,425	13,077,622	(103,157,531)	916,950,854
	18,509,966,883	4,819,112,508	4,163,255,705	994,625,868	(97,801,941)	(1,974,675,104)	17,093,346,641

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	24,543,304	-	24,543,304	-

Domestic Equity Funds	8,545,012,455	8,545,012,455	-	-

International Equity Funds	7,122,555,635	7,122,555,635	-	-

Bond Funds	1,253,143,804	1,253,143,804	-	-

Short-Term Funds	203,431,984	203,431,984	-	-
Total Investments in Securities:	17,148,687,182	17,124,143,878	24,543,304	-
Derivative Instruments:

Assets
Futures Contracts	8,552,978	8,552,978	-	-
Total Assets	8,552,978	8,552,978	-	-

Liabilities
Futures Contracts	(12,235,870)	(12,235,870)	-	-
Total Liabilities	(12,235,870)	(12,235,870)	-	-
Total Derivative Instruments:	(3,682,892)	(3,682,892)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(12,235,870)
Total Equity Risk	0	(12,235,870)
Interest Rate Risk
Futures Contracts (a)	8,552,978	0
Total Interest Rate Risk	8,552,978	0
Total Value of Derivatives	8,552,978	(12,235,870)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2045 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $24,537,758)	$24,543,304
Fidelity Central Funds (cost $30,797,237)	30,797,237
Other affiliated issuers (cost $15,894,283,632)	17,093,346,641

Total Investment in Securities (cost $15,949,618,627)		$17,148,687,182
Receivable for investments sold		182,764,910
Receivable for fund shares sold		33,919,963
Distributions receivable from Fidelity Central Funds		142,021
Receivable for daily variation margin on futures contracts		449,023
Other receivables		131,701
Total assets		17,366,094,800
Liabilities
Payable for investments purchased	$167,223,461
Payable for fund shares redeemed	40,869,456
Accrued management fee	8,983,239
Other payables and accrued expenses	131,701
Total Liabilities		217,207,857
Net Assets		$17,148,886,943
Net Assets consist of:
Paid in capital		$16,071,460,023
Total accumulated earnings (loss)		1,077,426,920
Net Assets		$17,148,886,943

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2045 Fund :
Net Asset Value , offering price and redemption price per share ($6,387,561,242 ÷ 584,376,854 shares)		$10.93
Class K :
Net Asset Value , offering price and redemption price per share ($6,749,768,992 ÷ 617,730,753 shares)		$10.93
Class K6 :
Net Asset Value , offering price and redemption price per share ($4,011,556,709 ÷ 368,793,540 shares)		$10.88

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$448,621,127
Interest		529,910
Income from Fidelity Central Funds		697,107
Total Income		449,848,144
Expenses
Management fee	$107,028,224
Independent trustees' fees and expenses	61,346
Total expenses before reductions	107,089,570
Expense reductions	(15)
Total expenses after reductions		107,089,555
Net Investment income (loss)		342,758,589
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	11,166
Redemptions in-kind	142,542,296
Fidelity Central Funds	279
Other affiliated issuers	(240,344,237)
Futures contracts	(36,942,337)
Capital gain distributions from underlying funds:
Affiliated issuers	546,004,741
Total net realized gain (loss)		411,271,908
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	5,363
Fidelity Central Funds	(278)
Other affiliated issuers	(1,974,675,104)
Futures contracts	(5,337,866)
Total change in net unrealized appreciation (depreciation)		(1,980,007,885)
Net gain (loss)		(1,568,735,977)
Net increase (decrease) in net assets resulting from operations		$(1,225,977,388)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$342,758,589	$421,094,865
Net realized gain (loss)	411,271,908	2,083,956,613
Change in net unrealized appreciation (depreciation)	(1,980,007,885)	(1,827,826,798)
Net increase (decrease) in net assets resulting from operations	(1,225,977,388)	677,224,680
Distributions to shareholders	(1,800,260,329)	(2,197,883,066)
Share transactions - net increase (decrease)	1,642,637,414	823,160,733
Total increase (decrease) in net assets	(1,383,600,303)	(697,497,653)

Net Assets
Beginning of period	18,532,487,246	19,229,984,899
End of period	$17,148,886,943	$18,532,487,246

Financial Highlights
Fidelity Freedom® 2045 Fund

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.07	$14.22	$9.54	$11.44	$12.09
Income from Investment Operations
Net investment income (loss) A,B	.21	.30	.12	.17	.16
Net realized and unrealized gain (loss)	(1.12)	.22	5.23	(1.29)	(.01)
Total from investment operations	(.91)	.52	5.35	(1.12)	.15
Distributions from net investment income	(.22)	(.32)	(.14)	(.18)	(.17)
Distributions from net realized gain	(1.01)	(1.36)	(.53)	(.61)	(.63)
Total distributions	(1.23)	(1.67) C	(.67)	(.78) C	(.80)
Net asset value, end of period	$10.93	$13.07	$14.22	$9.54	$11.44
Total Return D	(6.61)%	3.19%	57.65%	(10.80)%	1.72%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	1.98%	2.10%	.96%	1.52%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$6,387,561	$6,683,617	$6,499,049	$3,945,874	$4,345,914
Portfolio turnover rate G	22% H	30%	21%	28%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2045 Fund Class K

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.07	$14.21	$9.53	$11.43	$12.08
Income from Investment Operations
Net investment income (loss) A,B	.22	.31	.13	.18	.17
Net realized and unrealized gain (loss)	(1.12)	.23	5.23	(1.29)	(.01)
Total from investment operations	(.90)	.54	5.36	(1.11)	.16
Distributions from net investment income	(.22)	(.32)	(.15)	(.19)	(.18)
Distributions from net realized gain	(1.02)	(1.36)	(.53)	(.61)	(.63)
Total distributions	(1.24)	(1.68)	(.68)	(.79) C	(.81)
Net asset value, end of period	$10.93	$13.07	$14.21	$9.53	$11.43
Total Return D	(6.54)%	3.32%	57.85%	(10.74)%	1.83%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64%	.64% G	.64%	.64%	.64%
Expenses net of fee waivers, if any	.64%	.64% G	.64%	.64%	.64%
Expenses net of all reductions	.64%	.64% G	.64%	.64%	.64%
Net investment income (loss)	2.08%	2.20%	1.06%	1.62%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$6,749,769	$8,267,190	$9,496,661	$6,636,812	$7,982,073
Portfolio turnover rate H	22% I	30%	21%	28%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2045 Fund Class K6

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.02	$14.17	$9.51	$11.41	$12.09
Income from Investment Operations
Net investment income (loss) A,B	.24	.33	.15	.20	.18
Net realized and unrealized gain (loss)	(1.12)	.23	5.22	(1.28)	(.01)
Total from investment operations	(.88)	.56	5.37	(1.08)	.17
Distributions from net investment income	(.24)	(.35)	(.17)	(.20)	(.21)
Distributions from net realized gain	(1.02)	(1.36)	(.54)	(.61)	(.64)
Total distributions	(1.26)	(1.71)	(.71)	(.82) C	(.85)
Net asset value, end of period	$10.88	$13.02	$14.17	$9.51	$11.41
Total Return D	(6.37)%	3.44%	58.05%	(10.57)%	1.95%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49%	.49% G	.49%	.49%	.50%
Expenses net of fee waivers, if any	.49%	.49% G	.49%	.49%	.50%
Expenses net of all reductions	.49%	.49% G	.49%	.49%	.50%
Net investment income (loss)	2.23%	2.35%	1.21%	1.77%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$4,011,557	$3,581,681	$3,234,275	$1,819,682	$1,485,505
Portfolio turnover rate H	22% I	30%	21%	28%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2050 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	11.9
Fidelity Series Growth Company Fund	9.1
Fidelity Series Large Cap Stock Fund	8.6
Fidelity Series International Growth Fund	7.7
Fidelity Series Overseas Fund	7.6
Fidelity Series International Value Fund	7.6
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.8
Fidelity Series Opportunistic Insights Fund	5.4
Fidelity Series Value Discovery Fund	5.4
75.1

Asset Allocation (% of Fund's net assets)

Futures - 1.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2050 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.44% to 4.79% 4/6/23 to 6/1/23 (b) (Cost $22,215,072)	22,290,000	22,220,074

Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	29,338,006	276,950,778
Fidelity Series Blue Chip Growth Fund (c)	63,722,335	762,756,352
Fidelity Series Commodity Strategy Fund (c)	1,086,725	108,063,895
Fidelity Series Growth Company Fund (c)	89,778,097	1,422,982,835
Fidelity Series Intrinsic Opportunities Fund (c)	24,323,780	287,263,839
Fidelity Series Large Cap Stock Fund (c)	75,703,719	1,336,170,638
Fidelity Series Large Cap Value Index Fund (c)	30,114,920	418,597,387
Fidelity Series Opportunistic Insights Fund (c)	54,391,846	847,968,876
Fidelity Series Small Cap Discovery Fund (c)	11,715,735	121,843,647
Fidelity Series Small Cap Opportunities Fund (c)	33,480,648	409,803,131
Fidelity Series Stock Selector Large Cap Value Fund (c)	77,488,532	932,961,925
Fidelity Series Value Discovery Fund (c)	57,811,382	832,483,897
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,978,285,542)		7,757,847,200

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	32,804,811	450,738,101
Fidelity Series Emerging Markets Fund (c)	33,377,382	272,359,436
Fidelity Series Emerging Markets Opportunities Fund (c)	112,289,962	1,849,415,669
Fidelity Series International Growth Fund (c)	75,429,313	1,191,028,847
Fidelity Series International Small Cap Fund (c)	20,309,106	325,148,784
Fidelity Series International Value Fund (c)	111,855,161	1,187,901,813
Fidelity Series Overseas Fund (c)	99,155,537	1,189,866,438
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,987,175,470)		6,466,459,088

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,737,874	14,024,642
Fidelity Series Emerging Markets Debt Fund (c)	10,432,732	76,680,582
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	2,866,340	26,169,689
Fidelity Series Floating Rate High Income Fund (c)	1,609,007	14,271,894
Fidelity Series High Income Fund (c)	9,424,998	77,096,486
Fidelity Series International Credit Fund (c)	616,010	4,792,560
Fidelity Series Investment Grade Bond Fund (c)	376,737	3,801,274
Fidelity Series Long-Term Treasury Bond Index Fund (c)	144,379,529	896,596,873
Fidelity Series Real Estate Income Fund (c)	2,518,727	23,927,903
TOTAL BOND FUNDS (Cost $1,404,489,176)		1,137,361,903

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	28,066,562	28,072,175
Fidelity Series Government Money Market Fund 4.91% (c)(f)	155,699,825	155,699,825
Fidelity Series Short-Term Credit Fund (c)	116,242	1,121,732
TOTAL SHORT-TERM FUNDS (Cost $184,884,095)		184,893,732

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $14,577,049,355)	15,568,781,997
NET OTHER ASSETS (LIABILITIES) - 0.0%	168,589
NET ASSETS - 100.0%	15,568,950,586

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,006	Jun 2023	345,455,156	7,052,550	7,052,550
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2,451	Jun 2023	268,403,648	645,851	645,851

TOTAL PURCHASED					7,698,401

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	489	Jun 2023	101,167,988	(5,933,516)	(5,933,516)
ICE E-mini MSCI EAFE Index Contracts (United States)	621	Jun 2023	65,096,325	(466,964)	(466,964)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3,037	Jun 2023	151,166,675	(4,641,956)	(4,641,956)

TOTAL SOLD					(11,042,436)

TOTAL FUTURES CONTRACTS					(3,344,035)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $22,220,074.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	12,448,858	250,629,486	235,006,169	634,006	242	(242)	28,072,175	0.1%
Total	12,448,858	250,629,486	235,006,169	634,006	242	(242)	28,072,175

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	16,610,435	1,992,944	2,002,351	850,157	(124,875)	(2,451,511)	14,024,642
Fidelity Series All-Sector Equity Fund	324,955,142	41,487,216	49,615,060	15,676,640	(6,237,642)	(33,638,878)	276,950,778
Fidelity Series Blue Chip Growth Fund	533,480,569	435,150,337	141,858,811	22,047,612	(31,135,919)	(32,879,824)	762,756,352
Fidelity Series Canada Fund	539,659,919	71,994,612	98,181,910	13,964,842	2,532,934	(65,267,454)	450,738,101
Fidelity Series Commodity Strategy Fund	245,874,752	149,909,697	145,673,754	119,065,837	(30,108,057)	(111,938,743)	108,063,895
Fidelity Series Emerging Markets Debt Fund	81,164,497	10,535,350	6,095,456	4,350,817	(171,015)	(8,752,794)	76,680,582
Fidelity Series Emerging Markets Debt Local Currency Fund	27,500,274	1,963,068	3,474,487	-	(343,381)	524,215	26,169,689
Fidelity Series Emerging Markets Fund	226,731,802	109,353,461	39,584,863	5,253,793	(6,470,662)	(17,670,302)	272,359,436
Fidelity Series Emerging Markets Opportunities Fund	2,105,667,175	379,694,954	425,430,456	45,269,106	(61,183,896)	(149,332,108)	1,849,415,669
Fidelity Series Floating Rate High Income Fund	16,618,111	2,134,989	3,891,024	994,492	(259,570)	(330,612)	14,271,894
Fidelity Series Government Money Market Fund 4.91%	-	184,093,474	28,393,649	1,956,925	-	-	155,699,825
Fidelity Series Growth Company Fund	1,329,794,891	443,571,351	194,523,922	7,502,899	(16,348,178)	(139,511,307)	1,422,982,835
Fidelity Series High Income Fund	99,312,874	11,184,903	23,811,008	4,989,496	(1,920,105)	(7,670,178)	77,096,486
Fidelity Series International Credit Fund	5,559,641	274,275	148,860	274,274	(2,635)	(889,861)	4,792,560
Fidelity Series International Growth Fund	1,234,475,425	216,828,132	205,383,103	38,066,175	(2,460,613)	(52,430,994)	1,191,028,847
Fidelity Series International Small Cap Fund	338,301,784	50,260,758	27,149,785	18,108,430	799,886	(37,063,859)	325,148,784
Fidelity Series International Value Fund	1,246,651,570	215,766,856	231,741,689	37,281,137	485,425	(43,260,349)	1,187,901,813
Fidelity Series Intrinsic Opportunities Fund	1,249,720,181	288,103,543	959,721,201	243,933,495	26,326,566	(317,165,250)	287,263,839
Fidelity Series Investment Grade Bond Fund	85,231,051	4,938,562	83,025,673	334,266	(3,587,259)	244,593	3,801,274
Fidelity Series Large Cap Stock Fund	1,182,612,530	415,248,411	183,720,523	75,834,549	8,959,733	(86,929,513)	1,336,170,638
Fidelity Series Large Cap Value Index Fund	445,175,347	85,935,414	69,731,308	15,071,396	3,277,435	(46,059,501)	418,597,387
Fidelity Series Long-Term Treasury Bond Index Fund	884,634,166	296,888,620	122,635,283	23,200,844	(12,559,263)	(149,731,367)	896,596,873
Fidelity Series Opportunistic Insights Fund	681,262,909	348,131,271	84,572,344	36,729,474	380,307	(97,233,267)	847,968,876
Fidelity Series Overseas Fund	1,241,192,630	180,392,653	172,901,666	20,047,201	(9,137,978)	(49,679,201)	1,189,866,438
Fidelity Series Real Estate Income Fund	59,359,102	9,244,921	36,762,953	3,589,105	(2,843,009)	(5,070,158)	23,927,903
Fidelity Series Short-Term Credit Fund	-	1,123,232	11,353	5,784	216	9,637	1,121,732
Fidelity Series Small Cap Discovery Fund	144,625,544	33,936,341	24,920,037	22,749,810	(2,559,300)	(29,238,901)	121,843,647
Fidelity Series Small Cap Opportunities Fund	481,262,957	66,532,183	89,267,052	19,971,962	344,008	(49,068,965)	409,803,131
Fidelity Series Stock Selector Large Cap Value Fund	996,108,623	217,518,983	172,635,012	65,260,251	(424,797)	(107,605,872)	932,961,925
Fidelity Series Value Discovery Fund	757,827,406	302,589,063	146,804,973	39,727,642	8,156,116	(89,283,715)	832,483,897
	16,581,371,307	4,576,779,574	3,773,669,566	902,108,411	(136,615,528)	(1,729,376,039)	15,518,489,748

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	22,220,074	-	22,220,074	-

Domestic Equity Funds	7,757,847,200	7,757,847,200	-	-

International Equity Funds	6,466,459,088	6,466,459,088	-	-

Bond Funds	1,137,361,903	1,137,361,903	-	-

Short-Term Funds	184,893,732	184,893,732	-	-
Total Investments in Securities:	15,568,781,997	15,546,561,923	22,220,074	-
Derivative Instruments:

Assets
Futures Contracts	7,698,401	7,698,401	-	-
Total Assets	7,698,401	7,698,401	-	-

Liabilities
Futures Contracts	(11,042,436)	(11,042,436)	-	-
Total Liabilities	(11,042,436)	(11,042,436)	-	-
Total Derivative Instruments:	(3,344,035)	(3,344,035)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(11,042,436)
Total Equity Risk	0	(11,042,436)
Interest Rate Risk
Futures Contracts (a)	7,698,401	0
Total Interest Rate Risk	7,698,401	0
Total Value of Derivatives	7,698,401	(11,042,436)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2050 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $22,215,072)	$22,220,074
Fidelity Central Funds (cost $28,072,175)	28,072,175
Other affiliated issuers (cost $14,526,762,108)	15,518,489,748

Total Investment in Securities (cost $14,577,049,355)		$15,568,781,997
Receivable for investments sold		160,829,243
Receivable for fund shares sold		36,343,448
Distributions receivable from Fidelity Central Funds		129,888
Receivable for daily variation margin on futures contracts		413,910
Other receivables		88,105
Total assets		15,766,586,591
Liabilities
Payable for investments purchased	$155,087,705
Payable for fund shares redeemed	34,368,122
Accrued management fee	8,092,073
Other payables and accrued expenses	88,105
Total Liabilities		197,636,005
Net Assets		$15,568,950,586
Net Assets consist of:
Paid in capital		$14,719,941,720
Total accumulated earnings (loss)		849,008,866
Net Assets		$15,568,950,586

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2050 Fund :
Net Asset Value , offering price and redemption price per share ($5,490,915,262 ÷ 496,602,405 shares)		$11.06
Class K :
Net Asset Value , offering price and redemption price per share ($6,412,098,684 ÷ 580,123,844 shares)		$11.05
Class K6 :
Net Asset Value , offering price and redemption price per share ($3,665,936,640 ÷ 332,462,780 shares)		$11.03

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$407,030,174
Interest		479,195
Income from Fidelity Central Funds		634,006
Total Income		408,143,375
Expenses
Management fee	$96,417,391
Independent trustees' fees and expenses	55,349
Total expenses before reductions	96,472,740
Expense reductions	(14)
Total expenses after reductions		96,472,726
Net Investment income (loss)		311,670,649
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	9,526
Redemptions in-kind	113,346,062
Fidelity Central Funds	242
Other affiliated issuers	(249,961,590)
Futures contracts	(33,571,388)
Capital gain distributions from underlying funds:
Affiliated issuers	495,078,237
Total net realized gain (loss)		324,901,089
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,841
Fidelity Central Funds	(242)
Other affiliated issuers	(1,729,376,039)
Futures contracts	(4,803,907)
Total change in net unrealized appreciation (depreciation)		(1,734,175,347)
Net gain (loss)		(1,409,274,258)
Net increase (decrease) in net assets resulting from operations		$(1,097,603,609)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$311,670,649	$374,434,768
Net realized gain (loss)	324,901,089	1,827,866,798
Change in net unrealized appreciation (depreciation)	(1,734,175,347)	(1,616,052,763)
Net increase (decrease) in net assets resulting from operations	(1,097,603,609)	586,248,803
Distributions to shareholders	(1,596,840,969)	(1,916,924,784)
Share transactions - net increase (decrease)	1,661,878,864	999,220,120
Total increase (decrease) in net assets	(1,032,565,714)	(331,455,861)

Net Assets
Beginning of period	16,601,516,300	16,932,972,161
End of period	$15,568,950,586	$16,601,516,300

Financial Highlights
Fidelity Freedom® 2050 Fund

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.20	$14.33	$9.61	$11.52	$12.16
Income from Investment Operations
Net investment income (loss) A,B	.22	.30	.12	.18	.16
Net realized and unrealized gain (loss)	(1.14)	.23	5.27	(1.30)	- C
Total from investment operations	(.92)	.53	5.39	(1.12)	.16
Distributions from net investment income	(.22)	(.32)	(.14)	(.18)	(.17)
Distributions from net realized gain	(1.00)	(1.34)	(.53)	(.60)	(.63)
Total distributions	(1.22)	(1.66)	(.67)	(.79) D	(.80)
Net asset value, end of period	$11.06	$13.20	$14.33	$9.61	$11.52
Total Return E	(6.59)%	3.20%	57.62%	(10.80)%	1.73%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	1.99%	2.10%	.96%	1.53%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$5,490,915	$5,676,102	$5,495,177	$3,373,190	$3,679,538
Portfolio turnover rate H	22% I	29%	21%	27%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2050 Fund Class K

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.19	$14.32	$9.60	$11.50	$12.14
Income from Investment Operations
Net investment income (loss) A,B	.23	.32	.13	.19	.17
Net realized and unrealized gain (loss)	(1.14)	.22	5.27	(1.29)	- C
Total from investment operations	(.91)	.54	5.40	(1.10)	.17
Distributions from net investment income	(.22)	(.33)	(.15)	(.19)	(.18)
Distributions from net realized gain	(1.01)	(1.34)	(.53)	(.61)	(.63)
Total distributions	(1.23)	(1.67)	(.68)	(.80)	(.81)
Net asset value, end of period	$11.05	$13.19	$14.32	$9.60	$11.50
Total Return D	(6.53)%	3.26%	57.78%	(10.66)%	1.82%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64%	.64% G	.64%	.64%	.64%
Expenses net of fee waivers, if any	.64%	.64% G	.64%	.64%	.64%
Expenses net of all reductions	.64%	.64% G	.64%	.64%	.64%
Net investment income (loss)	2.09%	2.20%	1.06%	1.63%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$6,412,099	$7,763,505	$8,727,043	$5,952,708	$6,982,416
Portfolio turnover rate H	22% I	29%	21%	27%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2050 Fund Class K6

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.17	$14.30	$9.59	$11.49	$12.15
Income from Investment Operations
Net investment income (loss) A,B	.24	.34	.15	.20	.19
Net realized and unrealized gain (loss)	(1.13)	.22	5.26	(1.28)	(.01)
Total from investment operations	(.89)	.56	5.41	(1.08)	.18
Distributions from net investment income	(.24)	(.35)	(.17)	(.21)	(.21)
Distributions from net realized gain	(1.01)	(1.34)	(.53)	(.61)	(.63)
Total distributions	(1.25)	(1.69)	(.70)	(.82)	(.84)
Net asset value, end of period	$11.03	$13.17	$14.30	$9.59	$11.49
Total Return C	(6.35)%	3.43%	57.97%	(10.49)%	1.96%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.49%	.49% F	.49%	.49%	.50% F
Expenses net of fee waivers, if any	.49%	.49% F	.49%	.49%	.50% F
Expenses net of all reductions	.49%	.49% F	.49%	.49%	.50% F
Net investment income (loss)	2.24%	2.35%	1.21%	1.78%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$3,665,937	$3,161,910	$2,710,752	$1,486,348	$1,184,606
Portfolio turnover rate G	22% H	29%	21%	27%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2055 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	11.9
Fidelity Series Growth Company Fund	9.1
Fidelity Series Large Cap Stock Fund	8.6
Fidelity Series International Growth Fund	7.6
Fidelity Series Overseas Fund	7.6
Fidelity Series International Value Fund	7.6
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Opportunistic Insights Fund	5.4
Fidelity Series Value Discovery Fund	5.4
74.9

Asset Allocation (% of Fund's net assets)

Futures - 1.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2055 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.44% to 4.79% 4/6/23 to 6/1/23 (b) (Cost $12,666,616)	12,710,000	12,669,599

Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	16,733,724	157,966,353
Fidelity Series Blue Chip Growth Fund (c)	36,345,595	435,056,778
Fidelity Series Commodity Strategy Fund (c)	620,433	61,695,845
Fidelity Series Growth Company Fund (c)	51,207,176	811,633,743
Fidelity Series Intrinsic Opportunities Fund (c)	13,879,006	163,911,059
Fidelity Series Large Cap Stock Fund (c)	43,182,825	762,176,869
Fidelity Series Large Cap Value Index Fund (c)	17,180,732	238,812,177
Fidelity Series Opportunistic Insights Fund (c)	31,027,365	483,716,624
Fidelity Series Small Cap Discovery Fund (c)	6,687,525	69,550,259
Fidelity Series Small Cap Opportunities Fund (c)	19,100,889	233,794,878
Fidelity Series Stock Selector Large Cap Value Fund (c)	44,202,228	532,194,821
Fidelity Series Value Discovery Fund (c)	32,978,147	474,885,311
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,299,535,463)		4,425,394,717

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	18,711,071	257,090,115
Fidelity Series Emerging Markets Fund (c)	19,304,468	157,524,461
Fidelity Series Emerging Markets Opportunities Fund (c)	63,942,045	1,053,125,487
Fidelity Series International Growth Fund (c)	43,023,455	679,340,358
Fidelity Series International Small Cap Fund (c)	11,583,960	185,459,194
Fidelity Series International Value Fund (c)	63,800,179	677,557,902
Fidelity Series Overseas Fund (c)	56,556,389	678,676,663
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,566,234,961)		3,688,774,180

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	994,993	8,029,591
Fidelity Series Emerging Markets Debt Fund (c)	5,954,912	43,768,605
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	1,635,722	14,934,145
Fidelity Series Floating Rate High Income Fund (c)	907,384	8,048,498
Fidelity Series High Income Fund (c)	5,386,510	44,061,650
Fidelity Series International Credit Fund (c)	207,614	1,615,233
Fidelity Series Investment Grade Bond Fund (c)	181,860	1,834,966
Fidelity Series Long-Term Treasury Bond Index Fund (c)	82,350,051	511,393,818
Fidelity Series Real Estate Income Fund (c)	1,551,975	14,743,766
TOTAL BOND FUNDS (Cost $790,443,610)		648,430,272

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	14,942,328	14,945,316
Fidelity Series Government Money Market Fund 4.91% (c)(f)	88,928,171	88,928,171
Fidelity Series Short-Term Credit Fund (c)	99,419	959,391
TOTAL SHORT-TERM FUNDS (Cost $104,825,042)		104,832,878

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,773,705,692)	8,880,101,646
NET OTHER ASSETS (LIABILITIES) - 0.0%	104,873
NET ASSETS - 100.0%	8,880,206,519

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,712	Jun 2023	196,746,250	3,997,840	3,997,840
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,396	Jun 2023	152,872,906	365,953	365,953

TOTAL PURCHASED					4,363,793

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	279	Jun 2023	57,721,613	(3,385,380)	(3,385,380)
ICE E-mini MSCI EAFE Index Contracts (United States)	354	Jun 2023	37,108,050	(266,301)	(266,301)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,730	Jun 2023	86,110,750	(2,636,501)	(2,636,501)

TOTAL SOLD					(6,288,182)

TOTAL FUTURES CONTRACTS					(1,924,389)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,669,599.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	6,693,870	138,611,029	130,359,583	348,215	119	(119)	14,945,316	0.0%
Total	6,693,870	138,611,029	130,359,583	348,215	119	(119)	14,945,316

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8,851,170	1,577,039	1,011,043	471,830	(44,490)	(1,343,085)	8,029,591
Fidelity Series All-Sector Equity Fund	173,164,572	31,534,377	25,734,130	8,717,008	(2,763,802)	(18,234,664)	157,966,353
Fidelity Series Blue Chip Growth Fund	284,292,395	256,828,459	74,665,091	12,056,734	(15,354,704)	(16,044,281)	435,056,778
Fidelity Series Canada Fund	287,620,378	53,841,059	51,017,436	7,739,097	1,580,508	(34,934,394)	257,090,115
Fidelity Series Commodity Strategy Fund	131,149,026	87,279,778	79,017,479	65,029,655	(16,552,948)	(61,162,532)	61,695,845
Fidelity Series Emerging Markets Debt Fund	43,271,340	8,325,282	3,055,787	2,392,541	(5,055)	(4,767,175)	43,768,605
Fidelity Series Emerging Markets Debt Local Currency Fund	14,654,728	1,902,631	1,781,957	-	(133,838)	292,581	14,934,145
Fidelity Series Emerging Markets Fund	120,854,150	70,293,871	21,053,500	2,911,575	(3,696,232)	(8,873,828)	157,524,461
Fidelity Series Emerging Markets Opportunities Fund	1,122,211,280	265,997,663	224,175,276	25,092,229	(35,095,035)	(75,813,145)	1,053,125,487
Fidelity Series Floating Rate High Income Fund	8,855,214	1,642,166	2,132,453	544,263	(60,883)	(255,546)	8,048,498
Fidelity Series Government Money Market Fund 4.91%	-	105,091,395	16,163,224	1,111,390	-	-	88,928,171
Fidelity Series Growth Company Fund	708,641,226	283,643,466	101,871,386	4,160,746	(8,792,131)	(69,987,432)	811,633,743
Fidelity Series High Income Fund	53,082,250	8,704,242	12,571,218	2,743,232	(1,069,397)	(4,084,227)	44,061,650
Fidelity Series International Credit Fund	1,878,624	92,502	54,394	92,502	(1,848)	(299,651)	1,615,233
Fidelity Series International Growth Fund	657,878,795	153,450,526	106,082,701	21,094,708	(3,738,854)	(22,167,408)	679,340,358
Fidelity Series International Small Cap Fund	180,275,889	37,779,105	13,711,680	10,034,622	(71,945)	(18,812,175)	185,459,194
Fidelity Series International Value Fund	664,366,166	153,878,460	120,443,281	20,659,509	(495,956)	(19,747,487)	677,557,902
Fidelity Series Intrinsic Opportunities Fund	666,042,808	175,365,830	518,928,645	133,977,149	(8,172,721)	(150,396,213)	163,911,059
Fidelity Series Investment Grade Bond Fund	45,582,996	2,700,625	44,703,946	174,469	(1,916,548)	171,839	1,834,966
Fidelity Series Large Cap Stock Fund	630,205,870	266,741,454	95,276,503	41,308,262	4,786,476	(44,280,428)	762,176,869
Fidelity Series Large Cap Value Index Fund	237,217,869	60,659,405	36,114,761	8,366,936	1,060,258	(24,010,594)	238,812,177
Fidelity Series Long-Term Treasury Bond Index Fund	471,573,334	191,444,132	65,156,869	12,766,140	(7,222,921)	(79,243,858)	511,393,818
Fidelity Series Opportunistic Insights Fund	363,042,115	214,516,204	43,224,030	20,355,298	2,126,869	(52,744,534)	483,716,624
Fidelity Series Overseas Fund	661,456,379	133,431,542	88,544,181	11,109,291	(3,799,818)	(23,867,259)	678,676,663
Fidelity Series Real Estate Income Fund	31,629,782	5,939,216	18,486,957	1,991,463	(1,292,257)	(3,046,018)	14,743,766
Fidelity Series Short-Term Credit Fund	-	960,595	9,208	4,633	168	7,836	959,391
Fidelity Series Small Cap Discovery Fund	77,159,153	22,364,346	12,958,470	12,347,045	(855,030)	(16,159,740)	69,550,259
Fidelity Series Small Cap Opportunities Fund	256,458,904	50,139,644	47,101,960	10,926,705	(1,277,278)	(24,424,432)	233,794,878
Fidelity Series Stock Selector Large Cap Value Fund	530,806,532	149,126,138	89,496,130	36,216,052	86,616	(58,328,335)	532,194,821
Fidelity Series Value Discovery Fund	403,830,059	190,622,691	75,284,950	22,049,132	2,662,291	(46,944,780)	474,885,311
	8,836,053,004	2,985,873,843	1,989,828,646	496,444,216	(100,110,505)	(879,500,965)	8,852,486,731

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	12,669,599	-	12,669,599	-

Domestic Equity Funds	4,425,394,717	4,425,394,717	-	-

International Equity Funds	3,688,774,180	3,688,774,180	-	-

Bond Funds	648,430,272	648,430,272	-	-

Short-Term Funds	104,832,878	104,832,878	-	-
Total Investments in Securities:	8,880,101,646	8,867,432,047	12,669,599	-
Derivative Instruments:

Assets
Futures Contracts	4,363,793	4,363,793	-	-
Total Assets	4,363,793	4,363,793	-	-

Liabilities
Futures Contracts	(6,288,182)	(6,288,182)	-	-
Total Liabilities	(6,288,182)	(6,288,182)	-	-
Total Derivative Instruments:	(1,924,389)	(1,924,389)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(6,288,182)
Total Equity Risk	0	(6,288,182)
Interest Rate Risk
Futures Contracts (a)	4,363,793	0
Total Interest Rate Risk	4,363,793	0
Total Value of Derivatives	4,363,793	(6,288,182)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2055 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $12,666,616)	$12,669,599
Fidelity Central Funds (cost $14,945,316)	14,945,316
Other affiliated issuers (cost $8,746,093,760)	8,852,486,731

Total Investment in Securities (cost $8,773,705,692)		$8,880,101,646
Receivable for investments sold		87,306,928
Receivable for fund shares sold		30,455,607
Distributions receivable from Fidelity Central Funds		69,424
Receivable for daily variation margin on futures contracts		234,274
Total assets		8,998,167,879
Liabilities
Payable for investments purchased	$91,945,281
Payable for fund shares redeemed	21,446,136
Accrued management fee	4,569,918
Other payables and accrued expenses	25
Total Liabilities		117,961,360
Net Assets		$8,880,206,519
Net Assets consist of:
Paid in capital		$8,873,680,650
Total accumulated earnings (loss)		6,525,869
Net Assets		$8,880,206,519

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2055 Fund :
Net Asset Value , offering price and redemption price per share ($2,870,981,400 ÷ 224,026,223 shares)		$12.82
Class K :
Net Asset Value , offering price and redemption price per share ($3,828,960,835 ÷ 298,656,453 shares)		$12.82
Class K6 :
Net Asset Value , offering price and redemption price per share ($2,180,264,284 ÷ 170,452,215 shares)		$12.79

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$224,263,595
Interest		265,981
Income from Fidelity Central Funds		348,215
Total Income		224,877,791
Expenses
Management fee	$52,614,865
Independent trustees' fees and expenses	30,171
Total expenses before reductions	52,645,036
Expense reductions	(18)
Total expenses after reductions		52,645,018
Net Investment income (loss)		172,232,773
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,891
Redemptions in-kind	57,975,133
Fidelity Central Funds	119
Other affiliated issuers	(158,085,638)
Futures contracts	(18,371,631)
Capital gain distributions from underlying funds:
Affiliated issuers	272,180,621
Total net realized gain (loss)		153,702,495
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,897
Fidelity Central Funds	(119)
Other affiliated issuers	(879,500,965)
Futures contracts	(2,660,279)
Total change in net unrealized appreciation (depreciation)		(882,158,466)
Net gain (loss)		(728,455,971)
Net increase (decrease) in net assets resulting from operations		$(556,223,198)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$172,232,773	$196,008,639
Net realized gain (loss)	153,702,495	922,029,347
Change in net unrealized appreciation (depreciation)	(882,158,466)	(831,677,509)
Net increase (decrease) in net assets resulting from operations	(556,223,198)	286,360,477
Distributions to shareholders	(834,348,506)	(951,977,956)
Share transactions - net increase (decrease)	1,424,035,564	909,068,394
Total increase (decrease) in net assets	33,463,860	243,450,915

Net Assets
Beginning of period	8,846,742,659	8,603,291,744
End of period	$8,880,206,519	$8,846,742,659

Financial Highlights
Fidelity Freedom® 2055 Fund

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.24	$16.46	$10.95	$13.10	$13.70
Income from Investment Operations
Net investment income (loss) A,B	.25	.35	.14	.20	.19
Net realized and unrealized gain (loss)	(1.31)	.25	6.02	(1.49)	- C
Total from investment operations	(1.06)	.60	6.16	(1.29)	.19
Distributions from net investment income	(.25)	(.37)	(.16)	(.20)	(.19)
Distributions from net realized gain	(1.11)	(1.46)	(.50)	(.66)	(.60)
Total distributions	(1.36)	(1.82) D	(.65) D	(.86)	(.79)
Net asset value, end of period	$12.82	$15.24	$16.46	$10.95	$13.10
Total Return E	(6.60)%	3.21%	57.70%	(10.85)%	1.73%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	2.00%	2.12%	.97%	1.54%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$2,870,981	$2,747,697	$2,561,622	$1,500,450	$1,490,393
Portfolio turnover rate H	21% I	29%	21%	25%	18%

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2055 Fund Class K

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.24	$16.45	$10.95	$13.09	$13.69
Income from Investment Operations
Net investment income (loss) A,B	.27	.37	.15	.21	.20
Net realized and unrealized gain (loss)	(1.32)	.25	6.01	(1.48)	- C
Total from investment operations	(1.05)	.62	6.16	(1.27)	.20
Distributions from net investment income	(.26)	(.38)	(.17)	(.21)	(.20)
Distributions from net realized gain	(1.11)	(1.46)	(.50)	(.66)	(.60)
Total distributions	(1.37)	(1.83) D	(.66) D	(.87)	(.80)
Net asset value, end of period	$12.82	$15.24	$16.45	$10.95	$13.09
Total Return E	(6.53)%	3.33%	57.70%	(10.70)%	1.84%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.64%	.64% H	.64%	.64%	.64%
Expenses net of fee waivers, if any	.64%	.64% H	.64%	.64%	.64%
Expenses net of all reductions	.64%	.64% H	.64%	.64%	.64%
Net investment income (loss)	2.10%	2.22%	1.07%	1.64%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$3,828,961	$4,350,522	$4,567,253	$2,984,272	$3,138,528
Portfolio turnover rate I	21% J	29%	21%	25%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2055 Fund Class K6

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.22	$16.43	$10.93	$13.08	$13.70
Income from Investment Operations
Net investment income (loss) A,B	.28	.39	.17	.23	.21
Net realized and unrealized gain (loss)	(1.31)	.26	6.01	(1.48)	- C
Total from investment operations	(1.03)	.65	6.18	(1.25)	.21
Distributions from net investment income	(.28)	(.40)	(.19)	(.23)	(.23)
Distributions from net realized gain	(1.12)	(1.46)	(.50)	(.67)	(.60)
Total distributions	(1.40)	(1.86)	(.68) D	(.90)	(.83)
Net asset value, end of period	$12.79	$15.22	$16.43	$10.93	$13.08
Total Return E	(6.42)%	3.51%	58.01%	(10.61)%	1.97%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.49%	.49% H	.49%	.49%	.50% H
Expenses net of fee waivers, if any	.49%	.49% H	.49%	.49%	.50% H
Expenses net of all reductions	.49%	.49% H	.49%	.49%	.50% H
Net investment income (loss)	2.25%	2.37%	1.22%	1.79%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$2,180,264	$1,748,523	$1,474,416	$745,795	$541,624
Portfolio turnover rate I	21% J	29%	21%	25%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2060 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	11.8
Fidelity Series Growth Company Fund	9.1
Fidelity Series Large Cap Stock Fund	8.6
Fidelity Series International Growth Fund	7.7
Fidelity Series Overseas Fund	7.6
Fidelity Series International Value Fund	7.6
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Opportunistic Insights Fund	5.4
Fidelity Series Value Discovery Fund	5.4
74.9

Asset Allocation (% of Fund's net assets)

Futures - 1.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2060 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.44% to 4.79% 4/6/23 to 6/1/23 (b) (Cost $5,869,320)	5,890,000	5,870,694

Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	7,766,519	73,315,943
Fidelity Series Blue Chip Growth Fund (c)	16,868,698	201,918,319
Fidelity Series Commodity Strategy Fund (c)	289,369	28,774,854
Fidelity Series Growth Company Fund (c)	23,766,289	376,695,683
Fidelity Series Intrinsic Opportunities Fund (c)	6,443,730	76,100,455
Fidelity Series Large Cap Stock Fund (c)	20,043,284	353,763,962
Fidelity Series Large Cap Value Index Fund (c)	7,975,246	110,855,916
Fidelity Series Opportunistic Insights Fund (c)	14,401,715	224,522,733
Fidelity Series Small Cap Discovery Fund (c)	3,105,484	32,297,039
Fidelity Series Small Cap Opportunities Fund (c)	8,866,513	108,526,122
Fidelity Series Stock Selector Large Cap Value Fund (c)	20,516,845	247,022,816
Fidelity Series Value Discovery Fund (c)	15,307,285	220,424,909
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,105,688,794)		2,054,218,751

International Equity Funds - 41.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	8,684,216	119,321,128
Fidelity Series Emerging Markets Fund (c)	9,410,172	76,787,005
Fidelity Series Emerging Markets Opportunities Fund (c)	29,462,819	485,252,629
Fidelity Series International Growth Fund (c)	19,968,531	315,303,107
Fidelity Series International Small Cap Fund (c)	5,376,501	86,077,784
Fidelity Series International Value Fund (c)	29,611,761	314,476,906
Fidelity Series Overseas Fund (c)	26,249,514	314,994,170
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,722,752,997)		1,712,212,729

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	463,973	3,744,262
Fidelity Series Emerging Markets Debt Fund (c)	2,767,357	20,340,071
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	759,882	6,937,721
Fidelity Series Floating Rate High Income Fund (c)	428,237	3,798,459
Fidelity Series High Income Fund (c)	2,506,934	20,506,716
Fidelity Series International Credit Fund (c)	30,322	235,906
Fidelity Series Investment Grade Bond Fund (c)	98,319	992,041
Fidelity Series Long-Term Treasury Bond Index Fund (c)	38,220,195	237,347,413
Fidelity Series Real Estate Income Fund (c)	733,693	6,970,083
TOTAL BOND FUNDS (Cost $359,541,234)		300,872,672

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	6,458,864	6,460,156
Fidelity Series Government Money Market Fund 4.91% (c)(f)	41,101,270	41,101,270
Fidelity Series Short-Term Credit Fund (c)	79,017	762,518
TOTAL SHORT-TERM FUNDS (Cost $48,317,769)		48,323,944

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,242,170,114)	4,121,498,790
NET OTHER ASSETS (LIABILITIES) - 0.0%	37,585
NET ASSETS - 100.0%	4,121,536,375

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	793	Jun 2023	91,133,047	1,835,722	1,835,722
CBOT 5-Year U.S. Treasury Note Contracts (United States)	646	Jun 2023	70,742,047	168,487	168,487

TOTAL PURCHASED					2,004,209

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	129	Jun 2023	26,688,488	(1,565,283)	(1,565,283)
ICE E-mini MSCI EAFE Index Contracts (United States)	164	Jun 2023	17,191,300	(123,958)	(123,958)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	802	Jun 2023	39,919,550	(1,219,088)	(1,219,088)

TOTAL SOLD					(2,908,329)

TOTAL FUTURES CONTRACTS					(904,120)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,870,694.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	2,437,712	61,251,285	57,228,841	151,950	37	(37)	6,460,156	0.0%
Total	2,437,712	61,251,285	57,228,841	151,950	37	(37)	6,460,156

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,661,274	1,100,670	424,647	212,756	(20,059)	(572,976)	3,744,262
Fidelity Series All-Sector Equity Fund	71,632,070	21,223,158	10,922,682	3,931,417	(551,977)	(8,064,626)	73,315,943
Fidelity Series Blue Chip Growth Fund	117,609,421	129,186,540	33,494,705	5,293,264	(6,477,447)	(4,905,490)	201,918,319
Fidelity Series Canada Fund	119,001,508	35,751,347	21,568,564	3,478,466	781,271	(14,644,434)	119,321,128
Fidelity Series Commodity Strategy Fund	54,307,455	42,970,389	34,377,765	28,485,307	(7,420,682)	(26,704,543)	28,774,854
Fidelity Series Emerging Markets Debt Fund	17,919,154	5,818,452	1,401,191	1,054,954	(6,534)	(1,989,810)	20,340,071
Fidelity Series Emerging Markets Debt Local Currency Fund	6,062,490	1,530,655	770,136	-	(59,672)	174,384	6,937,721
Fidelity Series Emerging Markets Fund	50,024,818	41,064,400	9,303,241	1,308,661	(1,653,974)	(3,344,998)	76,787,005
Fidelity Series Emerging Markets Opportunities Fund	464,274,981	164,325,390	98,165,533	11,279,612	(16,975,608)	(28,206,601)	485,252,629
Fidelity Series Floating Rate High Income Fund	3,663,182	1,128,879	862,256	242,991	(15,732)	(115,614)	3,798,459
Fidelity Series Government Money Market Fund 4.91%	-	48,699,885	7,598,615	504,042	-	-	41,101,270
Fidelity Series Growth Company Fund	293,150,735	158,429,917	44,883,973	1,873,665	(4,746,776)	(25,254,220)	376,695,683
Fidelity Series High Income Fund	22,042,135	5,992,671	5,348,322	1,208,954	(280,347)	(1,899,421)	20,506,716
Fidelity Series International Credit Fund	275,559	13,537	8,991	13,537	(447)	(43,752)	235,906
Fidelity Series International Growth Fund	272,164,209	96,464,578	44,935,602	9,480,754	(2,289,704)	(6,100,374)	315,303,107
Fidelity Series International Small Cap Fund	74,571,934	25,145,875	6,066,932	4,509,810	(541,389)	(7,031,704)	86,077,784
Fidelity Series International Value Fund	274,846,826	97,848,297	51,816,318	9,285,038	(69,729)	(6,332,170)	314,476,906
Fidelity Series Intrinsic Opportunities Fund	275,535,074	92,164,697	222,401,159	59,279,300	(11,850,294)	(57,347,863)	76,100,455
Fidelity Series Investment Grade Bond Fund	18,943,784	1,612,583	18,836,072	74,205	(798,483)	70,229	992,041
Fidelity Series Large Cap Stock Fund	260,700,664	150,196,720	42,118,195	17,987,345	1,559,472	(16,574,699)	353,763,962
Fidelity Series Large Cap Value Index Fund	98,124,897	37,784,408	15,385,701	3,767,463	516,342	(10,184,030)	110,855,916
Fidelity Series Long-Term Treasury Bond Index Fund	195,158,968	106,586,937	28,202,403	5,634,062	(2,910,699)	(33,285,390)	237,347,413
Fidelity Series Opportunistic Insights Fund	150,170,612	113,973,212	19,091,569	9,149,287	(885,063)	(19,644,459)	224,522,733
Fidelity Series Overseas Fund	273,642,751	87,951,299	37,878,490	4,992,904	(1,158,795)	(7,562,595)	314,994,170
Fidelity Series Real Estate Income Fund	13,087,241	3,330,028	7,562,803	886,164	(470,451)	(1,413,932)	6,970,083
Fidelity Series Short-Term Credit Fund	-	765,047	8,868	3,728	164	6,175	762,518
Fidelity Series Small Cap Discovery Fund	31,997,569	13,076,675	5,627,554	5,324,637	(436,908)	(6,712,743)	32,297,039
Fidelity Series Small Cap Opportunities Fund	106,087,853	33,371,175	20,385,857	4,801,125	(258,701)	(10,288,348)	108,526,122
Fidelity Series Stock Selector Large Cap Value Fund	219,569,592	90,422,755	38,169,778	16,300,876	1,075,022	(25,874,775)	247,022,816
Fidelity Series Value Discovery Fund	167,044,439	104,799,862	32,201,551	9,925,402	1,404,940	(20,622,781)	220,424,909
	3,655,271,195	1,712,730,038	859,819,473	220,289,726	(54,542,260)	(344,471,560)	4,109,167,940

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	5,870,694	-	5,870,694	-

Domestic Equity Funds	2,054,218,751	2,054,218,751	-	-

International Equity Funds	1,712,212,729	1,712,212,729	-	-

Bond Funds	300,872,672	300,872,672	-	-

Short-Term Funds	48,323,944	48,323,944	-	-
Total Investments in Securities:	4,121,498,790	4,115,628,096	5,870,694	-
Derivative Instruments:

Assets
Futures Contracts	2,004,209	2,004,209	-	-
Total Assets	2,004,209	2,004,209	-	-

Liabilities
Futures Contracts	(2,908,329)	(2,908,329)	-	-
Total Liabilities	(2,908,329)	(2,908,329)	-	-
Total Derivative Instruments:	(904,120)	(904,120)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(2,908,329)
Total Equity Risk	0	(2,908,329)
Interest Rate Risk
Futures Contracts (a)	2,004,209	0
Total Interest Rate Risk	2,004,209	0
Total Value of Derivatives	2,004,209	(2,908,329)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2060 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,869,320)	$5,870,694
Fidelity Central Funds (cost $6,460,156)	6,460,156
Other affiliated issuers (cost $4,229,840,638)	4,109,167,940

Total Investment in Securities (cost $4,242,170,114)		$4,121,498,790
Receivable for investments sold		37,271,628
Receivable for fund shares sold		19,038,785
Distributions receivable from Fidelity Central Funds		30,611
Receivable for daily variation margin on futures contracts		108,967
Total assets		4,177,948,781
Liabilities
Payable for investments purchased	$47,066,430
Payable for fund shares redeemed	7,255,138
Accrued management fee	2,090,827
Other payables and accrued expenses	11
Total Liabilities		56,412,406
Net Assets		$4,121,536,375
Net Assets consist of:
Paid in capital		$4,293,757,035
Total accumulated earnings (loss)		(172,220,660)
Net Assets		$4,121,536,375

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2060 Fund :
Net Asset Value , offering price and redemption price per share ($1,234,245,795 ÷ 104,757,047 shares)		$11.78
Class K :
Net Asset Value , offering price and redemption price per share ($1,805,652,507 ÷ 153,207,300 shares)		$11.79
Class K6 :
Net Asset Value , offering price and redemption price per share ($1,081,638,073 ÷ 91,840,683 shares)		$11.78

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$99,719,661
Interest		119,465
Income from Fidelity Central Funds		151,950
Total Income		99,991,076
Expenses
Management fee	$22,985,714
Independent trustees' fees and expenses	13,098
Total expenses before reductions	22,998,812
Expense reductions	(16)
Total expenses after reductions		22,998,796
Net Investment income (loss)		76,992,280
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	808
Redemptions in-kind	23,179,494
Fidelity Central Funds	37
Other affiliated issuers	(77,721,754)
Futures contracts	(8,137,304)
Capital gain distributions from underlying funds:
Affiliated issuers	120,570,065
Total net realized gain (loss)		57,891,346
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,343
Fidelity Central Funds	(37)
Other affiliated issuers	(344,471,560)
Futures contracts	(1,095,742)
Total change in net unrealized appreciation (depreciation)		(345,565,996)
Net gain (loss)		(287,674,650)
Net increase (decrease) in net assets resulting from operations		$(210,682,370)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$76,992,280	$77,243,903
Net realized gain (loss)	57,891,346	343,282,727
Change in net unrealized appreciation (depreciation)	(345,565,996)	(326,994,681)
Net increase (decrease) in net assets resulting from operations	(210,682,370)	93,531,949
Distributions to shareholders	(336,051,550)	(338,468,682)
Share transactions - net increase (decrease)	1,008,677,073	759,476,755
Total increase (decrease) in net assets	461,943,153	514,540,022

Net Assets
Beginning of period	3,659,593,222	3,145,053,200
End of period	$4,121,536,375	$3,659,593,222

Financial Highlights
Fidelity Freedom® 2060 Fund

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.92	$14.89	$9.87	$11.76	$12.20
Income from Investment Operations
Net investment income (loss) A,B	.23	.32	.13	.19	.17
Net realized and unrealized gain (loss)	(1.20)	.22	5.43	(1.34)	.01
Total from investment operations	(.97)	.54	5.56	(1.15)	.18
Distributions from net investment income	(.23)	(.33)	(.15)	(.19)	(.16)
Distributions from net realized gain	(.94)	(1.18)	(.39)	(.55)	(.45)
Total distributions	(1.17)	(1.51)	(.54)	(.74)	(.62) C
Net asset value, end of period	$11.78	$13.92	$14.89	$9.87	$11.76
Total Return D	(6.66)%	3.21%	57.57%	(10.80)%	1.78%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	2.03%	2.14%	.99%	1.59%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$1,234,246	$1,070,581	$891,301	$451,002	$367,472
Portfolio turnover rate G	20% H	28%	18%	25%	16%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2060 Fund Class K

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.92	$14.88	$9.86	$11.74	$12.19
Income from Investment Operations
Net investment income (loss) A,B	.25	.34	.14	.20	.19
Net realized and unrealized gain (loss)	(1.21)	.22	5.43	(1.34)	(.01)
Total from investment operations	(.96)	.56	5.57	(1.14)	.18
Distributions from net investment income	(.24)	(.34)	(.15)	(.19)	(.17)
Distributions from net realized gain	(.94)	(1.18)	(.39)	(.55)	(.45)
Total distributions	(1.17) C	(1.52)	(.55) C	(.74)	(.63) C
Net asset value, end of period	$11.79	$13.92	$14.88	$9.86	$11.74
Total Return D	(6.53)%	3.35%	57.77%	(10.66)%	1.80%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.64%	.64% G	.64%	.64%	.64%
Expenses net of fee waivers, if any	.64%	.64% G	.64%	.64%	.64%
Expenses net of all reductions	.64%	.64% G	.64%	.64%	.64%
Net investment income (loss)	2.13%	2.24%	1.09%	1.69%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$1,805,653	$1,829,608	$1,714,287	$933,551	$784,848
Portfolio turnover rate H	20% I	28%	18%	25%	16%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2060 Fund Class K6

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.91	$14.87	$9.85	$11.75	$12.20
Income from Investment Operations
Net investment income (loss) A,B	.26	.36	.16	.22	.20
Net realized and unrealized gain (loss)	(1.20)	.22	5.43	(1.35)	- C
Total from investment operations	(.94)	.58	5.59	(1.13)	.20
Distributions from net investment income	(.25)	(.36)	(.17)	(.21)	(.20)
Distributions from net realized gain	(.94)	(1.18)	(.40)	(.56)	(.45)
Total distributions	(1.19)	(1.54)	(.57)	(.77)	(.65)
Net asset value, end of period	$11.78	$13.91	$14.87	$9.85	$11.75
Total Return D	(6.40)%	3.51%	58.07%	(10.65)%	2.05%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49%	.49% G	.49%	.49%	.50% G
Expenses net of fee waivers, if any	.49%	.49% G	.49%	.49%	.50% G
Expenses net of all reductions	.49%	.49% G	.49%	.49%	.50% G
Net investment income (loss)	2.28%	2.39%	1.24%	1.84%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$1,081,638	$759,404	$539,465	$230,693	$136,574
Portfolio turnover rate H	20% I	28%	18%	25%	16%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2065 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	11.5
Fidelity Series Growth Company Fund	9.1
Fidelity Series Large Cap Stock Fund	8.6
Fidelity Series International Growth Fund	7.7
Fidelity Series Overseas Fund	7.7
Fidelity Series International Value Fund	7.6
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Opportunistic Insights Fund	5.5
Fidelity Series Value Discovery Fund	5.4
74.8

Asset Allocation (% of Fund's net assets)

Futures - 1.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2065 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.39% to 4.79% 4/6/23 to 6/1/23 (b) (Cost $1,135,776)	1,140,000	1,136,043

Domestic Equity Funds - 49.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	1,500,871	14,168,220
Fidelity Series Blue Chip Growth Fund (c)	3,259,788	39,019,659
Fidelity Series Commodity Strategy Fund (c)	56,397	5,608,068
Fidelity Series Growth Company Fund (c)	4,592,733	72,794,819
Fidelity Series Intrinsic Opportunities Fund (c)	1,246,068	14,716,068
Fidelity Series Large Cap Stock Fund (c)	3,873,780	68,372,215
Fidelity Series Large Cap Value Index Fund (c)	1,541,709	21,429,751
Fidelity Series Opportunistic Insights Fund (c)	2,783,576	43,395,952
Fidelity Series Small Cap Discovery Fund (c)	600,781	6,248,121
Fidelity Series Small Cap Opportunities Fund (c)	1,713,976	20,979,069
Fidelity Series Stock Selector Large Cap Value Fund (c)	3,965,470	47,744,260
Fidelity Series Value Discovery Fund (c)	2,958,646	42,604,509
TOTAL DOMESTIC EQUITY FUNDS (Cost $421,398,814)		397,080,711

International Equity Funds - 41.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,678,206	23,058,548
Fidelity Series Emerging Markets Fund (c)	2,065,413	16,853,770
Fidelity Series Emerging Markets Opportunities Fund (c)	5,574,879	91,818,251
Fidelity Series International Growth Fund (c)	3,859,007	60,933,713
Fidelity Series International Small Cap Fund (c)	1,039,043	16,635,081
Fidelity Series International Value Fund (c)	5,722,658	60,774,628
Fidelity Series Overseas Fund (c)	5,072,823	60,873,876
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $344,801,562)		330,947,867

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	90,953	733,992
Fidelity Series Emerging Markets Debt Fund (c)	536,597	3,943,989
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	147,076	1,342,801
Fidelity Series Floating Rate High Income Fund (c)	80,734	716,111
Fidelity Series High Income Fund (c)	490,062	4,008,709
Fidelity Series International Credit Fund (c)	4,868	37,871
Fidelity Series Investment Grade Bond Fund (c)	23,647	238,603
Fidelity Series Long-Term Treasury Bond Index Fund (c)	7,385,638	45,864,811
Fidelity Series Real Estate Income Fund (c)	147,721	1,403,353
TOTAL BOND FUNDS (Cost $65,550,257)		58,290,240

Short-Term Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	882,527	882,703
Fidelity Series Government Money Market Fund 4.91% (c)(f)	7,737,609	7,737,609
Fidelity Series Short-Term Credit Fund (c)	42,342	408,597
TOTAL SHORT-TERM FUNDS (Cost $9,025,485)		9,028,909

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $841,911,894)	796,483,770
NET OTHER ASSETS (LIABILITIES) - 0.0%	7,151
NET ASSETS - 100.0%	796,490,921

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	152	Jun 2023	17,468,125	339,192	339,192
CBOT 5-Year U.S. Treasury Note Contracts (United States)	124	Jun 2023	13,578,969	31,958	31,958

TOTAL PURCHASED					371,150

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	25	Jun 2023	5,172,188	(303,349)	(303,349)
ICE E-mini MSCI EAFE Index Contracts (United States)	32	Jun 2023	3,354,400	(25,441)	(25,441)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	154	Jun 2023	7,665,350	(230,630)	(230,630)

TOTAL SOLD					(559,420)

TOTAL FUTURES CONTRACTS					(188,270)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $19,816,049.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,136,043.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	322,925	9,064,267	8,504,489	22,306	-	-	882,703	0.0%
Total	322,925	9,064,267	8,504,489	22,306	-	-	882,703

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	462,794	406,042	52,278	35,923	(2,018)	(80,548)	733,992
Fidelity Series All-Sector Equity Fund	9,057,923	7,580,847	1,459,908	670,646	(95,001)	(915,641)	14,168,220
Fidelity Series Blue Chip Growth Fund	14,870,729	29,513,671	5,038,100	814,680	(1,261,712)	935,071	39,019,659
Fidelity Series Canada Fund	15,050,020	12,598,217	2,853,802	583,509	37,953	(1,773,840)	23,058,548
Fidelity Series Commodity Strategy Fund	6,885,317	9,117,042	5,142,571	4,344,615	(1,310,269)	(3,941,451)	5,608,068
Fidelity Series Emerging Markets Debt Fund	2,271,793	2,118,975	187,663	167,415	(9,766)	(249,350)	3,943,989
Fidelity Series Emerging Markets Debt Local Currency Fund	765,966	635,032	101,475	-	(9,940)	53,218	1,342,801
Fidelity Series Emerging Markets Fund	6,338,766	12,350,917	1,360,126	219,505	(317,667)	(158,120)	16,853,770
Fidelity Series Emerging Markets Opportunities Fund	58,709,094	52,610,386	14,396,237	1,886,315	(3,218,398)	(1,886,594)	91,818,251
Fidelity Series Floating Rate High Income Fund	462,515	404,787	133,878	38,335	(1,862)	(15,451)	716,111
Fidelity Series Government Money Market Fund 4.91%	-	9,026,398	1,288,789	87,270	-	-	7,737,609
Fidelity Series Growth Company Fund	37,068,741	44,050,410	6,264,502	315,715	(1,297,885)	(761,945)	72,794,819
Fidelity Series High Income Fund	2,794,343	2,193,964	685,198	191,644	(44,265)	(250,135)	4,008,709
Fidelity Series International Credit Fund	44,051	2,167	1,278	2,169	(44)	(7,025)	37,871
Fidelity Series International Growth Fund	34,418,337	32,176,051	6,038,481	1,589,997	(639,260)	1,017,066	60,933,713
Fidelity Series International Small Cap Fund	9,429,169	8,787,730	807,772	756,233	(70,871)	(703,175)	16,635,081
Fidelity Series International Value Fund	34,754,122	32,740,203	7,093,184	1,557,096	30,209	343,278	60,774,628
Fidelity Series Intrinsic Opportunities Fund	34,864,497	22,073,586	31,722,935	9,392,741	(3,762,810)	(6,736,270)	14,716,068
Fidelity Series Investment Grade Bond Fund	2,406,991	500,248	2,575,427	10,244	(102,171)	8,962	238,603
Fidelity Series Large Cap Stock Fund	32,965,244	42,289,400	5,860,679	2,683,938	108,029	(1,129,779)	68,372,215
Fidelity Series Large Cap Value Index Fund	12,409,062	12,319,230	1,989,644	637,329	77,199	(1,386,096)	21,429,751
Fidelity Series Long-Term Treasury Bond Index Fund	24,674,029	29,534,758	3,699,443	899,169	(351,470)	(4,293,063)	45,864,811
Fidelity Series Opportunistic Insights Fund	18,989,860	29,095,654	2,460,279	1,534,686	(309,694)	(1,919,589)	43,395,952
Fidelity Series Overseas Fund	34,603,934	30,774,724	5,059,925	837,330	(297,100)	852,243	60,873,876
Fidelity Series Real Estate Income Fund	1,627,039	1,030,488	980,359	139,900	(80,885)	(192,930)	1,403,353
Fidelity Series Short-Term Credit Fund	-	409,855	4,775	2,155	92	3,425	408,597
Fidelity Series Small Cap Discovery Fund	4,025,885	3,917,571	752,449	778,303	(97,542)	(845,344)	6,248,121
Fidelity Series Small Cap Opportunities Fund	13,414,400	11,681,130	2,854,572	741,252	(205,947)	(1,055,942)	20,979,069
Fidelity Series Stock Selector Large Cap Value Fund	27,765,681	28,492,639	5,017,550	2,753,105	95,734	(3,592,244)	47,744,260
Fidelity Series Value Discovery Fund	21,124,962	28,505,404	4,088,112	1,677,145	187,577	(3,125,322)	42,604,509
	462,255,264	496,937,526	119,971,391	35,348,364	(12,949,784)	(31,806,591)	794,465,024

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	1,136,043	-	1,136,043	-

Domestic Equity Funds	397,080,711	397,080,711	-	-

International Equity Funds	330,947,867	330,947,867	-	-

Bond Funds	58,290,240	58,290,240	-	-

Short-Term Funds	9,028,909	9,028,909	-	-
Total Investments in Securities:	796,483,770	795,347,727	1,136,043	-
Derivative Instruments:

Assets
Futures Contracts	371,150	371,150	-	-
Total Assets	371,150	371,150	-	-

Liabilities
Futures Contracts	(559,420)	(559,420)	-	-
Total Liabilities	(559,420)	(559,420)	-	-
Total Derivative Instruments:	(188,270)	(188,270)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(559,420)
Total Equity Risk	0	(559,420)
Interest Rate Risk
Futures Contracts (a)	371,150	0
Total Interest Rate Risk	371,150	0
Total Value of Derivatives	371,150	(559,420)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® 2065 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,135,776)	$1,136,043
Fidelity Central Funds (cost $882,703)	882,703
Other affiliated issuers (cost $839,893,415)	794,465,024

Total Investment in Securities (cost $841,911,894)		$796,483,770
Receivable for investments sold		5,974,093
Receivable for fund shares sold		6,732,061
Distributions receivable from Fidelity Central Funds		4,614
Receivable for daily variation margin on futures contracts		19,760
Total assets		809,214,298
Liabilities
Payable for investments purchased	$10,722,260
Payable for fund shares redeemed	1,605,725
Accrued management fee	395,392
Total Liabilities		12,723,377
Net Assets		$796,490,921
Net Assets consist of:
Paid in capital		$851,734,053
Total accumulated earnings (loss)		(55,243,132)
Net Assets		$796,490,921

Net Asset Value and Maximum Offering Price
Fidelity Freedom 2065 Fund :
Net Asset Value , offering price and redemption price per share ($249,368,920 ÷ 23,130,850 shares)		$10.78
Class K :
Net Asset Value , offering price and redemption price per share ($326,070,024 ÷ 30,198,466 shares)		$10.80
Class K6 :
Net Asset Value , offering price and redemption price per share ($221,051,977 ÷ 20,438,435 shares)		$10.82

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$16,128,163
Interest		19,916
Income from Fidelity Central Funds		22,306
Total Income		16,170,385
Expenses
Management fee	$3,621,604
Independent trustees' fees and expenses	1,969
Total expenses before reductions	3,623,573
Expense reductions	(38)
Total expenses after reductions		3,623,535
Net Investment income (loss)		12,546,850
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Redemptions in-kind	3,352,514
Affiliated issuers	(16,302,298)
Futures contracts	(1,199,381)
Capital gain distributions from underlying funds:
Affiliated issuers	19,220,201
Total net realized gain (loss)		5,071,036
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	264
Affiliated issuers	(31,806,591)
Futures contracts	(211,198)
Total change in net unrealized appreciation (depreciation)		(32,017,525)
Net gain (loss)		(26,946,489)
Net increase (decrease) in net assets resulting from operations		$(14,399,639)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,546,850	$7,901,429
Net realized gain (loss)	5,071,036	32,881,502
Change in net unrealized appreciation (depreciation)	(32,017,525)	(39,412,824)
Net increase (decrease) in net assets resulting from operations	(14,399,639)	1,370,107
Distributions to shareholders	(41,459,464)	(26,514,383)
Share transactions - net increase (decrease)	389,603,089	262,447,810
Total increase (decrease) in net assets	333,743,986	237,303,534

Net Assets
Beginning of period	462,746,935	225,443,401
End of period	$796,490,921	$462,746,935

Financial Highlights
Fidelity Freedom® 2065 Fund

Years ended March 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.53	$13.10	$8.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.22	.30	.12	.13
Net realized and unrealized gain (loss)	(1.09)	.17 D	4.74	(1.46)
Total from investment operations	(.87)	.47	4.86	(1.33)
Distributions from net investment income	(.20)	(.28)	(.13)	(.12)
Distributions from net realized gain	(.68)	(.76)	(.15)	(.03)
Total distributions	(.88)	(1.04)	(.28)	(.15)
Net asset value, end of period	$10.78	$12.53	$13.10	$8.52
Total Return E,F	(6.64)%	3.25%	57.49%	(13.60)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.75%	.75%	.75%	.76% I,J
Expenses net of fee waivers, if any	.75%	.75%	.75%	.76% I,J
Expenses net of all reductions	.75%	.75%	.75%	.76% I,J
Net investment income (loss)	2.09%	2.24%	1.07%	1.71% J
Supplemental Data
Net assets, end of period (000 omitted)	$249,369	$143,463	$68,876	$13,332
Portfolio turnover rate K	17% L	23%	13%	33% J

A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2065 Fund Class K

Years ended March 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.54	$13.11	$8.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.31	.14	.13
Net realized and unrealized gain (loss)	(1.08)	.17 D	4.74	(1.45)
Total from investment operations	(.85)	.48	4.88	(1.32)
Distributions from net investment income	(.21)	(.29)	(.13)	(.13)
Distributions from net realized gain	(.68)	(.76)	(.16)	(.03)
Total distributions	(.89)	(1.05)	(.29)	(.16)
Net asset value, end of period	$10.80	$12.54	$13.11	$8.52
Total Return E,F	(6.49)%	3.30%	57.72%	(13.55)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.64%	.64% I	.64%	.65% I,J
Expenses net of fee waivers, if any	.64%	.64% I	.64%	.65% I,J
Expenses net of all reductions	.64%	.64% I	.64%	.65% I,J
Net investment income (loss)	2.19%	2.34%	1.18%	1.81% J
Supplemental Data
Net assets, end of period (000 omitted)	$326,070	$213,091	$113,107	$20,387
Portfolio turnover rate K	17% L	23%	13%	33% J

A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Freedom® 2065 Fund Class K6

Years ended March 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.56	$13.13	$8.53	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.33	.15	.15
Net realized and unrealized gain (loss)	(1.08)	.17 D	4.75	(1.46)
Total from investment operations	(.83)	.50	4.90	(1.31)
Distributions from net investment income	(.22)	(.31)	(.14)	(.13)
Distributions from net realized gain	(.69)	(.76)	(.16)	(.03)
Total distributions	(.91)	(1.07)	(.30)	(.16)
Net asset value, end of period	$10.82	$12.56	$13.13	$8.53
Total Return E,F	(6.32)%	3.43%	57.93%	(13.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49%	.49% I	.49%	.50% I,J
Expenses net of fee waivers, if any	.49%	.49% I	.49%	.50% I,J
Expenses net of all reductions	.49%	.49% I	.49%	.50% I,J
Net investment income (loss)	2.34%	2.49%	1.33%	1.97% J
Supplemental Data
Net assets, end of period (000 omitted)	$221,052	$106,193	$43,461	$6,094
Portfolio turnover rate K	17% L	23%	13%	33% J

A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended March 31, 2023

1. Organization.
Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund and Fidelity Freedom 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares.   Each Fund offers Fidelity Freedom, Class K and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The aggregate value of investments by input level as of March 31, 2023 is included at the end of each Fund's Schedule of Investments.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.   Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Freedom 2015 Fund	$16,876
Fidelity Freedom 2020 Fund	308,233
Fidelity Freedom 2025 Fund	307,500
Fidelity Freedom 2030 Fund	334,091
Fidelity Freedom 2035 Fund	175,866
Fidelity Freedom 2040 Fund	150,911
Fidelity Freedom 2045 Fund	131,701
Fidelity Freedom 2050 Fund	88,105

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2023, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Income Fund	$2,395,070,195	$91,689,799	$(149,310,533)	$(57,620,734)
Fidelity Freedom 2005 Fund	766,165,947	31,305,776	(61,830,993)	(30,525,217)
Fidelity Freedom 2010 Fund	3,923,717,762	255,531,977	(318,559,156)	(63,027,179)
Fidelity Freedom 2015 Fund	5,550,854,559	488,157,408	(431,487,046)	56,670,362
Fidelity Freedom 2020 Fund	16,465,411,863	1,772,546,086	(1,355,280,425)	417,265,661
Fidelity Freedom 2025 Fund	23,016,473,911	2,440,262,439	(1,920,953,926)	519,308,513
Fidelity Freedom 2030 Fund	30,684,930,562	3,443,602,276	(2,345,578,629)	1,098,023,647
Fidelity Freedom 2035 Fund	23,629,139,862	2,933,613,031	(1,618,423,973)	1,315,189,058
Fidelity Freedom 2040 Fund	23,070,017,950	3,325,616,760	(1,366,206,661)	1,959,410,099
Fidelity Freedom 2045 Fund	16,155,565,150	1,993,108,924	(999,986,892)	993,122,032
Fidelity Freedom 2050 Fund	14,784,623,308	1,725,349,625	(941,190,936)	784,158,689
Fidelity Freedom 2055 Fund	8,925,834,863	619,240,531	(664,973,748)	(45,733,217)
Fidelity Freedom 2060 Fund	4,321,725,177	181,897,960	(382,124,347)	(200,226,387)
Fidelity Freedom 2065 Fund	857,549,360	21,835,743	(82,901,333)	(61,065,590)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Income Fund	$4,488,608	$-	$(34,289,146)	$(57,620,734)
Fidelity Freedom 2005 Fund	2,149,648	-	(10,510,457)	(30,525,217)
Fidelity Freedom 2010 Fund	10,040,016	-	-	(63,027,179)
Fidelity Freedom 2015 Fund	9,639,219	-	-	56,670,362
Fidelity Freedom 2020 Fund	24,383,033	-	-	417,265,661
Fidelity Freedom 2025 Fund	18,260,992	-	-	519,308,513
Fidelity Freedom 2030 Fund	361,649	-	-	1,098,023,647
Fidelity Freedom 2035 Fund	11,442,877	51,842,072	-	1,315,189,058
Fidelity Freedom 2040 Fund	-	88,672,808	-	1,959,410,099
Fidelity Freedom 2045 Fund	-	97,282,369	-	993,122,032
Fidelity Freedom 2050 Fund	-	76,471,087	-	784,158,689
Fidelity Freedom 2055 Fund	-	58,589,452	-	(45,733,217)
Fidelity Freedom 2060 Fund	-	30,902,832	-	(200,226,387)
Fidelity Freedom 2065 Fund	-	6,350,488	-	(61,065,590)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Freedom Income Fund	$(16,543,804)	(17,745,342)	$(34,289,146)
Fidelity Freedom 2005 Fund	(6,124,859)	(4,385,598)	(10,510,457)

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2022 to March 31, 2023, and ordinary losses recognized during the period January 1, 2023 to March 31, 2023. Loss deferrals were as follows:

	Capital losses	Ordinary losses

Fidelity Freedom 2010 Fund	$(21,039,713)	$-
Fidelity Freedom 2015 Fund	(9,518,144)	-
Fidelity Freedom 2025 Fund	(27,924,423)	-
Fidelity Freedom 2040 Fund	-	(14,732,240)
Fidelity Freedom 2045 Fund	-	(12,977,480)
Fidelity Freedom 2050 Fund	-	(11,620,909)
Fidelity Freedom 2055 Fund	-	(6,330,366)
Fidelity Freedom 2060 Fund	-	(2,897,105)
Fidelity Freedom 2065 Fund	-	(528,029)

The tax character of distributions paid was as follows:

March 31, 2023
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Income Fund	$86,403,458	$60,400,904	$146,804,362
Fidelity Freedom 2005 Fund	25,847,459	22,356,095	48,203,554
Fidelity Freedom 2010 Fund	129,372,882	154,264,446	283,637,328
Fidelity Freedom 2015 Fund	184,448,290	295,134,581	479,582,871
Fidelity Freedom 2020 Fund	539,588,820	1,149,016,488	1,688,605,308
Fidelity Freedom 2025 Fund	696,722,060	1,509,062,901	2,205,784,961
Fidelity Freedom 2030 Fund	841,748,979	2,142,544,246	2,984,293,225
Fidelity Freedom 2035 Fund	583,441,775	1,916,927,271	2,500,369,046
Fidelity Freedom 2040 Fund	543,323,598	2,203,090,461	2,746,414,059
Fidelity Freedom 2045 Fund	368,154,834	1,432,105,495	1,800,260,329
Fidelity Freedom 2050 Fund	326,755,186	1,270,085,783	1,596,840,969
Fidelity Freedom 2055 Fund	175,089,629	659,258,877	834,348,506
Fidelity Freedom 2060 Fund	77,042,766	259,008,784	336,051,550
Fidelity Freedom 2065 Fund	13,113,725	28,345,739	41,459,464

March 31, 2022
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Income Fund	$83,951,349	$105,511,143	$189,462,492
Fidelity Freedom 2005 Fund	27,526,784	45,902,992	73,429,776
Fidelity Freedom 2010 Fund	157,230,462	315,136,201	472,366,663
Fidelity Freedom 2015 Fund	253,066,686	555,711,414	808,778,100
Fidelity Freedom 2020 Fund	839,910,846	1,965,021,111	2,804,931,957
Fidelity Freedom 2025 Fund	1,105,695,299	1,950,349,862	3,056,045,161
Fidelity Freedom 2030 Fund	1,443,884,477	2,580,129,933	4,024,014,410
Fidelity Freedom 2035 Fund	1,137,247,716	2,049,733,610	3,186,981,326
Fidelity Freedom 2040 Fund	1,210,574,904	2,151,753,391	3,362,328,295
Fidelity Freedom 2045 Fund	799,431,585	1,398,451,481	2,197,883,066
Fidelity Freedom 2050 Fund	705,916,503	1,211,008,281	1,916,924,784
Fidelity Freedom 2055 Fund	365,529,445	586,448,511	951,977,956
Fidelity Freedom 2060 Fund	140,601,538	197,867,144	338,468,682
Fidelity Freedom 2065 Fund	14,011,229	12,503,154	26,514,383

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Freedom Income Fund
Equity Risk
Futures Contracts	$(2,732,699)	$(2,385,209)
Total Equity Risk	(2,732,699)	(2,385,209)
Interest Rate Risk
Futures Contracts	(3,226,653)	1,153,856
Total Interest Rate Risk	(3,226,653)	1,153,856
Totals	$(5,959,352)	$(1,231,353)
Fidelity Freedom 2005 Fund
Equity Risk
Futures Contracts	$(906,783)	$(783,229)
Total Equity Risk	(906,783)	(783,229)
Interest Rate Risk
Futures Contracts	(1,028,453)	361,273
Total Interest Rate Risk	(1,028,453)	361,273
Totals	$(1,935,236)	$(421,956)
Fidelity Freedom 2010 Fund
Equity Risk
Futures Contracts	$(4,085,992)	$(4,254,212)
Total Equity Risk	(4,085,992)	(4,254,212)
Interest Rate Risk
Futures Contracts	(5,263,246)	1,909,715
Total Interest Rate Risk	(5,263,246)	1,909,715
Totals	$(9,349,238)	$(2,344,497)
Fidelity Freedom 2015 Fund
Equity Risk
Futures Contracts	$(5,543,626)	$(6,239,219)
Total Equity Risk	(5,543,626)	(6,239,219)
Interest Rate Risk
Futures Contracts	(7,659,073)	2,789,276
Total Interest Rate Risk	(7,659,073)	2,789,276
Totals	$(13,202,699)	$(3,449,943)
Fidelity Freedom 2020 Fund
Equity Risk
Futures Contracts	$(15,350,832)	$(18,918,769)
Total Equity Risk	(15,350,832)	(18,918,769)
Interest Rate Risk
Futures Contracts	(23,107,959)	8,413,605
Total Interest Rate Risk	(23,107,959)	8,413,605
Totals	$(38,458,791)	$(10,505,164)
Fidelity Freedom 2025 Fund
Equity Risk
Futures Contracts	$(19,037,790)	$(25,865,215)
Total Equity Risk	(19,037,790)	(25,865,215)
Interest Rate Risk
Futures Contracts	(30,857,037)	11,712,655
Total Interest Rate Risk	(30,857,037)	11,712,655
Totals	$(49,894,827)	$(14,152,560)
Fidelity Freedom 2030 Fund
Equity Risk
Futures Contracts	$(24,476,697)	$(33,498,573)
Total Equity Risk	(24,476,697)	(33,498,573)
Interest Rate Risk
Futures Contracts	(40,334,647)	15,735,833
Total Interest Rate Risk	(40,334,647)	15,735,833
Totals	$(64,811,344)	$(17,762,740)
Fidelity Freedom 2035 Fund
Equity Risk
Futures Contracts	$(22,473,715)	$(22,356,793)
Total Equity Risk	(22,473,715)	(22,356,793)
Interest Rate Risk
Futures Contracts	(30,798,437)	12,370,589
Total Interest Rate Risk	(30,798,437)	12,370,589
Totals	$(53,272,152)	$(9,986,204)
Fidelity Freedom 2040 Fund
Equity Risk
Futures Contracts	$(24,476,148)	$(19,751,945)
Total Equity Risk	(24,476,148)	(19,751,945)
Interest Rate Risk
Futures Contracts	(30,901,214)	12,433,826
Total Interest Rate Risk	(30,901,214)	12,433,826
Totals	$(55,377,362)	$(7,318,119)
Fidelity Freedom 2045 Fund
Equity Risk
Futures Contracts	$(16,182,599)	$(13,890,844)
Total Equity Risk	(16,182,599)	(13,890,844)
Interest Rate Risk
Futures Contracts	(20,759,738)	8,552,978
Total Interest Rate Risk	(20,759,738)	8,552,978
Totals	$(36,942,337)	$(5,337,866)
Fidelity Freedom 2050 Fund
Equity Risk
Futures Contracts	$(14,831,489)	$(12,502,308)
Total Equity Risk	(14,831,489)	(12,502,308)
Interest Rate Risk
Futures Contracts	(18,739,899)	7,698,401
Total Interest Rate Risk	(18,739,899)	7,698,401
Totals	$(33,571,388)	$(4,803,907)
Fidelity Freedom 2055 Fund
Equity Risk
Futures Contracts	$(8,084,311)	$(7,024,072)
Total Equity Risk	(8,084,311)	(7,024,072)
Interest Rate Risk
Futures Contracts	(10,287,320)	4,363,793
Total Interest Rate Risk	(10,287,320)	4,363,793
Totals	$(18,371,631)	$(2,660,279)
Fidelity Freedom 2060 Fund
Equity Risk
Futures Contracts	$(3,621,848)	$(3,099,951)
Total Equity Risk	(3,621,848)	(3,099,951)
Interest Rate Risk
Futures Contracts	(4,515,456)	2,004,209
Total Interest Rate Risk	(4,515,456)	2,004,209
Totals	$(8,137,304)	$(1,095,742)
Fidelity Freedom 2065 Fund
Equity Risk
Futures Contracts	$(499,475)	$(582,348)
Total Equity Risk	(499,475)	(582,348)
Interest Rate Risk
Futures Contracts	(699,906)	371,150
Total Interest Rate Risk	(699,906)	371,150
Totals	$(1,199,381)	$(211,198)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Income Fund	483,819,892	806,442,688
Fidelity Freedom 2005 Fund	163,435,177	277,252,090
Fidelity Freedom 2010 Fund	837,500,429	1,351,243,821
Fidelity Freedom 2015 Fund	1,286,965,530	2,147,514,131
Fidelity Freedom 2020 Fund	4,146,161,300	6,807,392,029
Fidelity Freedom 2025 Fund	5,848,980,398	7,501,154,060
Fidelity Freedom 2030 Fund	8,006,525,089	8,361,343,085
Fidelity Freedom 2035 Fund	6,727,932,205	5,685,858,309
Fidelity Freedom 2040 Fund	6,742,434,327	5,870,678,575
Fidelity Freedom 2045 Fund	4,819,112,508	3,595,056,928
Fidelity Freedom 2050 Fund	4,576,779,574	3,323,643,855
Fidelity Freedom 2055 Fund	2,985,873,843	1,719,106,098
Fidelity Freedom 2060 Fund	1,712,730,038	722,277,054
Fidelity Freedom 2065 Fund	496,937,526	99,204,841

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Freedom Income Fund	2,792,465	1,156,999	28,285,197	Class K, Class K6
Fidelity Freedom 2005 Fund	850,489	200,288	9,180,483	Class K, Class K6
Fidelity Freedom 2010 Fund	2,362,726	1,505,189	30,816,973	Class K, Class K6
Fidelity Freedom 2015 Fund	4,355,786	4,662,916	46,189,759	Class K, Class K6
Fidelity Freedom 2020 Fund	15,231,262	26,744,273	201,188,913	Class K, Class K6
Fidelity Freedom 2025 Fund	32,801,411	60,505,196	395,393,926	Class K, Class K6
Fidelity Freedom 2030 Fund	33,525,028	87,726,810	507,241,361	Class K, Class K6
Fidelity Freedom 2035 Fund	54,022,880	139,918,149	696,482,388	Class K, Class K6
Fidelity Freedom 2040 Fund	69,314,160	150,029,647	636,050,362	Class K, Class K6
Fidelity Freedom 2045 Fund	54,098,869	142,542,296	568,612,905	Class K, Class K6
Fidelity Freedom 2050 Fund	42,270,857	113,346,062	450,649,966	Class K, Class K6
Fidelity Freedom 2055 Fund	22,005,632	57,975,133	271,349,686	Class K, Class K6
Fidelity Freedom 2060 Fund	12,198,690	23,179,494	138,016,389	Class K, Class K6
Fidelity Freedom 2065 Fund	2,024,158	3,352,514	20,921,383	Class K, Class K6

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Freedom 2065 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Fidelity Freedom Class)	Annual % of Class-Level Average Net Assets (Classes K, K6)
Fidelity Freedom Income Fund	.465%	.415%
Fidelity Freedom 2005 Fund	.465%	.415%
Fidelity Freedom 2010 Fund	.491%	.435%
Fidelity Freedom 2015 Fund	.533%	.468%
Fidelity Freedom 2020 Fund	.576%	.503%
Fidelity Freedom 2025 Fund	.618%	.538%
Fidelity Freedom 2030 Fund	.661%	.573%
Fidelity Freedom 2035 Fund	.703%	.608%
Fidelity Freedom 2040 Fund	.746%	.643%
Fidelity Freedom 2045 Fund	.746%	.643%
Fidelity Freedom 2050 Fund	.746%	.643%
Fidelity Freedom 2055 Fund	.746%	.643%
Fidelity Freedom 2060 Fund	.746%	.643%
Fidelity Freedom 2065 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Freedom Income Fund	.365%
Fidelity Freedom 2005 Fund	.365%
Fidelity Freedom 2010 Fund	.377%
Fidelity Freedom 2015 Fund	.396%
Fidelity Freedom 2020 Fund	.415%
Fidelity Freedom 2025 Fund	.435%
Fidelity Freedom 2030 Fund	.454%
Fidelity Freedom 2035 Fund	.474%
Fidelity Freedom 2040 Fund	.493%
Fidelity Freedom 2045 Fund	.493%
Fidelity Freedom 2050 Fund	.493%
Fidelity Freedom 2055 Fund	.493%
Fidelity Freedom 2060 Fund	.493%
Fidelity Freedom 2065 Fund	.493%

Effective April 1, 2023, under the expense contract, the investment adviser will pay class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Freedom Income Fund	.24%
Fidelity Freedom 2005 Fund	.24%
Fidelity Freedom 2010 Fund	.25%
Fidelity Freedom 2015 Fund	.27%
Fidelity Freedom 2020 Fund	.30%
Fidelity Freedom 2025 Fund	.34%
Fidelity Freedom 2030 Fund	.37%
Fidelity Freedom 2035 Fund	.41%
Fidelity Freedom 2040 Fund	.44%
Fidelity Freedom 2045 Fund	.45%
Fidelity Freedom 2050 Fund	.45%
Fidelity Freedom 2055 Fund	.45%
Fidelity Freedom 2060 Fund	.45%
Fidelity Freedom 2065 Fund	.45%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Net Assets.

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying   table:
	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Freedom Income Fund	250,821,171	24,603,804
Fidelity Freedom 2005 Fund	74,082,513	6,544,098
Fidelity Freedom 2010 Fund	335,213,796	31,210,825
Fidelity Freedom 2015 Fund	427,651,235	38,619,356
Fidelity Freedom 2020 Fund	1,099,689,093	96,828,036
Fidelity Freedom 2025 Fund	1,205,199,986	86,145,299
Fidelity Freedom 2030 Fund	1,200,095,146	71,446,057
Fidelity Freedom 2035 Fund	248,686,136	16,792,714
Fidelity Freedom 2040 Fund	309,932,637	22,435,835
Fidelity Freedom 2045 Fund	203,889,206	14,311,889
Fidelity Freedom 2050 Fund	181,324,282	12,387,316
Fidelity Freedom 2055 Fund	94,965,361	5,715,892
Fidelity Freedom 2060 Fund	37,533,221	1,930,411
Fidelity Freedom 2065 Fund	3,812,883	95,641

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying   table:
	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Freedom Income Fund	54,530,724	1,668,436
Fidelity Freedom 2005 Fund	16,551,420	508,469
Fidelity Freedom 2010 Fund	72,531,100	2,283,284
Fidelity Freedom 2015 Fund	89,345,554	2,894,801
Fidelity Freedom 2020 Fund	221,369,551	7,067,489
Fidelity Freedom 2025 Fund	235,123,384	7,726,440
Fidelity Freedom 2030 Fund	220,978,796	7,962,148

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Fidelity Freedom Income Fund	$6	$-
Class K		4
Fidelity Freedom 2005 Fund	15
Class K		7
Class K6		2
Fidelity Freedom 2010 Fund	4
Class K		5
Class K6		1
Fidelity Freedom 2015 Fund	3
Class K		6
Class K6		2
Fidelity Freedom 2020 Fund	2
Class K		7
Class K6		1
Fidelity Freedom 2025 Fund	1
Class K		9
Class K6		2
Fidelity Freedom 2030 Fund	-
Class K		9
Class K6		1
Fidelity Freedom 2035 Fund	1
Class K		9
Class K6		2
Fidelity Freedom 2040 Fund	3
Class K		9
Class K6		2
Fidelity Freedom 2045 Fund	2
Class K		10
Class K6		3
Fidelity Freedom 2050 Fund	2
Class K		10
Class K6		2
Fidelity Freedom 2055 Fund	3
Fidelity Freedom 2055 Fund		2
Class K		11
Class K6		2
Fidelity Freedom 2060 Fund	3
Class K		11
Class K6		2
Fidelity Freedom 2065 Fund	20
Fidelity Freedom 2065 Fund		3
Class K		11
Class K6		4

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended March 31, 2023	Year ended March 31, 2022
Fidelity Freedom Income Fund
Distributions to shareholders
Fidelity Freedom Income Fund	$ 93,707,743	$118,991,291
Class K	37,735,084	53,741,112
Class K6	15,361,535	16,730,089
Total	$146,804,362	$189,462,492
Fidelity Freedom 2005 Fund
Distributions to shareholders
Fidelity Freedom 2005 Fund	$ 28,436,602	$ 43,610,827
Class K	14,138,014	22,894,594
Class K6	5,628,938	6,924,355
Total	$48,203,554	$73,429,776
Fidelity Freedom 2010 Fund
Distributions to shareholders
Fidelity Freedom 2010 Fund	$ 201,328,007	$ 330,780,379
Class K	61,549,728	111,484,456
Class K6	20,759,593	30,101,828
Total	$283,637,328	$472,366,663
Fidelity Freedom 2015 Fund
Distributions to shareholders
Fidelity Freedom 2015 Fund	$ 304,042,846	$ 503,185,276
Class K	126,500,160	233,539,531
Class K6	49,039,865	72,053,293
Total	$479,582,871	$808,778,100
Fidelity Freedom 2020 Fund
Distributions to shareholders
Fidelity Freedom 2020 Fund	$ 931,893,168	$1,497,733,718
Class K	552,144,664	1,021,296,577
Class K6	204,567,476	285,901,662
Total	$1,688,605,308	$2,804,931,957
Fidelity Freedom 2025 Fund
Distributions to shareholders
Fidelity Freedom 2025 Fund	$1,025,111,793	$1,390,020,443
Class K	824,832,049	1,249,727,943
Class K6	355,841,119	416,296,775
Total	$2,205,784,961	$3,056,045,161
Fidelity Freedom 2030 Fund
Distributions to shareholders
Fidelity Freedom 2030 Fund	$1,361,350,057	$1,815,146,825
Class K	1,129,642,350	1,663,191,130
Class K6	493,300,818	545,676,455
Total	$2,984,293,225	$4,024,014,410
Fidelity Freedom 2035 Fund
Distributions to shareholders
Fidelity Freedom 2035 Fund	$1,056,156,455	$1,330,916,494
Class K	975,497,756	1,359,767,518
Class K6	468,714,835	496,297,314
Total	$2,500,369,046	$3,186,981,326
Fidelity Freedom 2040 Fund
Distributions to shareholders
Fidelity Freedom 2040 Fund	$1,159,770,805	$1,408,661,493
Class K	1,076,636,624	1,440,225,207
Class K6	510,006,630	513,441,595
Total	$2,746,414,059	$3,362,328,295
Fidelity Freedom 2045 Fund
Distributions to shareholders
Fidelity Freedom 2045 Fund	$ 648,573,221	$ 784,616,906
Class K	769,470,831	1,029,356,352
Class K6	382,216,277	383,909,808
Total	$1,800,260,329	$2,197,883,066
Fidelity Freedom 2050 Fund
Distributions to shareholders
Fidelity Freedom 2050 Fund	$ 546,237,626	$ 652,636,167
Class K	716,723,092	942,334,414
Class K6	333,880,251	321,954,203
Total	$1,596,840,969	$1,916,924,784
Fidelity Freedom 2055 Fund
Distributions to shareholders
Fidelity Freedom 2055 Fund	$ 260,447,822	$ 296,345,760
Class K	392,768,689	491,336,374
Class K6	181,131,995	164,295,822
Total	$834,348,506	$951,977,956
Fidelity Freedom 2060 Fund
Distributions to shareholders
Fidelity Freedom 2060 Fund	$ 98,510,288	$ 99,642,740
Class K	160,384,691	178,794,880
Class K6	77,156,571	60,031,062
Total	$336,051,550	$338,468,682
Fidelity Freedom 2065 Fund
Distributions to shareholders
Fidelity Freedom 2065 Fund	$ 12,830,517	$ 8,437,371
Class K	18,046,340	12,631,428
Class K6	10,582,607	5,445,584
Total	$41,459,464	$26,514,383

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2023	Year ended March 31, 2022	Year ended March 31, 2023	Year ended March 31, 2022
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund
Shares sold	11,733,568	22,119,285	$121,213,195	$267,213,144
Reinvestment of distributions	8,839,479	9,637,846	90,716,259	115,877,879
Shares redeemed	(35,690,896)	(35,979,473)	(368,902,365)	(433,357,462)
Net increase (decrease)	(15,117,849)	(4,222,342)	$(156,972,911)	$(50,266,439)
Class K
Shares sold	10,131,903	16,680,046	$104,934,856	$200,717,690
Reinvestment of distributions	3,678,349	4,472,952	37,721,410	53,703,106
Shares redeemed	(27,640,795)	(38,281,310)	(285,445,186)	(462,940,655)
Net increase (decrease)	(13,830,543)	(17,128,312)	$(142,788,920)	$(208,519,859)
Class K6
Shares sold	8,927,914	13,137,196	$92,513,404	$158,945,851
Reinvestment of distributions	1,503,295	1,395,523	15,361,535	16,730,089
Shares redeemed	(9,715,573)	(10,427,151)	(99,772,116)	(126,008,091)
Net increase (decrease)	715,636	4,105,568	$8,102,823	$49,667,849
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund
Shares sold	3,616,766	4,884,825	$39,574,536	$63,417,362
Reinvestment of distributions	2,564,703	3,373,635	27,757,723	42,938,081
Shares redeemed	(10,876,426)	(10,902,120)	(119,486,955)	(141,393,321)
Net increase (decrease)	(4,694,957)	(2,643,660)	$(52,154,696)	$(35,037,878)
Class K
Shares sold	4,027,513	7,655,725	$43,852,350	$98,017,800
Reinvestment of distributions	1,307,438	1,801,026	14,138,014	22,894,594
Shares redeemed	(10,412,162)	(13,304,194)	(113,763,772)	(172,074,021)
Net increase (decrease)	(5,077,211)	(3,847,443)	$(55,773,408)	$(51,161,627)
Class K6
Shares sold	3,891,015	4,791,804	$42,750,934	$61,935,555
Reinvestment of distributions	523,767	547,203	5,628,938	6,924,355
Shares redeemed	(3,969,148)	(4,293,740)	(43,280,842)	(55,674,250)
Net increase (decrease)	445,634	1,045,267	$5,099,030	$13,185,660
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund
Shares sold	9,153,599	11,443,611	$122,240,569	$185,302,616
Reinvestment of distributions	14,772,108	20,338,393	195,911,047	323,454,735
Shares redeemed	(40,711,151)	(37,100,208)	(543,255,558)	(599,475,508)
Net increase (decrease)	(16,785,444)	(5,318,204)	$(225,103,942)	$(90,718,157)
Class K
Shares sold	6,563,341	12,207,765	$88,233,608	$196,166,118
Reinvestment of distributions	4,637,635	7,009,249	61,549,728	111,484,456
Shares redeemed	(25,141,374)	(34,740,922)	(336,815,704)	(564,437,012)
Net increase (decrease)	(13,940,398)	(15,523,908)	$(187,032,368)	$(256,786,438)
Class K6
Shares sold	7,037,186	9,752,068	$93,972,526	$156,988,522
Reinvestment of distributions	1,575,693	1,904,870	20,759,593	30,101,828
Shares redeemed	(8,852,760)	(9,083,534)	(116,796,214)	(146,481,634)
Net increase (decrease)	(239,881)	2,573,404	$(2,064,095)	$40,608,716
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund
Shares sold	19,772,095	31,636,405	$214,491,415	$426,444,682
Reinvestment of distributions	27,440,166	37,389,668	295,752,592	493,791,207
Shares redeemed	(75,576,300)	(70,309,859)	(820,264,054)	(943,909,675)
Net increase (decrease)	(28,364,039)	(1,283,786)	$(310,020,047)	$(23,673,786)
Class K
Shares sold	14,413,136	28,366,240	$156,833,288	$378,836,651
Reinvestment of distributions	11,736,392	17,696,986	126,500,160	233,539,531
Shares redeemed	(60,388,780)	(74,854,158)	(655,619,419)	(1,011,157,920)
Net increase (decrease)	(34,239,252)	(28,790,932)	$(372,285,971)	$(398,781,738)
Class K6
Shares sold	19,183,878	21,362,273	$207,622,113	$288,820,573
Reinvestment of distributions	4,583,761	5,487,844	49,039,865	72,053,293
Shares redeemed	(22,123,500)	(27,510,463)	(236,731,261)	(373,079,287)
Net increase (decrease)	1,644,139	(660,346)	$19,930,717	$(12,205,421)
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund
Shares sold	66,561,773	100,889,192	$900,118,543	$1,740,420,595
Reinvestment of distributions	66,806,330	86,630,804	896,926,789	1,460,883,797
Shares redeemed	(180,282,702)	(179,040,643)	(2,434,821,630)	(3,071,539,860)
Net increase (decrease)	(46,914,599)	8,479,353	$(637,776,298)	$129,764,532
Class K
Shares sold	44,960,002	79,327,683	$607,390,642	$1,358,428,900
Reinvestment of distributions	41,053,158	60,534,219	552,102,232	1,021,184,649
Shares redeemed	(193,468,155)	(250,445,089)	(2,608,975,839)	(4,330,562,063)
Net increase (decrease)	(107,454,995)	(110,583,187)	$(1,449,482,965)	$(1,950,948,514)
Class K6
Shares sold	55,866,402	65,420,870	$758,388,103	$1,127,778,622
Reinvestment of distributions	15,327,253	17,045,976	204,567,476	285,901,662
Shares redeemed	(60,335,546)	(80,065,800)	(804,707,981)	(1,392,055,913)
Net increase (decrease)	10,858,109	2,401,046	$158,247,598	$21,624,371
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund
Shares sold	122,275,979	165,275,251	$1,511,191,205	$2,610,131,603
Reinvestment of distributions	80,717,336	88,008,649	995,081,347	1,365,336,639
Shares redeemed	(206,425,457)	(205,066,644)	(2,557,838,073)	(3,225,566,161)
Net increase (decrease)	(3,432,142)	48,217,256	$(51,565,521)	$749,902,081
Class K
Shares sold	105,930,085	159,149,482	$1,311,618,185	$2,498,462,611
Reinvestment of distributions	66,897,448	80,648,053	824,691,460	1,249,414,473
Shares redeemed	(286,651,135)	(343,733,044)	(3,541,267,446)	(5,441,416,390)
Net increase (decrease)	(113,823,602)	(103,935,509)	$(1,404,957,801)	$(1,693,539,306)
Class K6
Shares sold	118,417,535	113,877,509	$1,463,055,495	$1,791,545,487
Reinvestment of distributions	29,054,525	26,968,555	355,841,119	416,296,775
Shares redeemed	(101,880,616)	(120,631,642)	(1,244,746,806)	(1,916,410,633)
Net increase (decrease)	45,591,444	20,214,422	$574,149,808	$291,431,629
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund
Shares sold	114,100,760	133,595,046	$1,760,864,252	$2,654,181,525
Reinvestment of distributions	86,521,522	91,762,119	1,330,819,855	1,788,110,990
Shares redeemed	(156,013,836)	(152,007,544)	(2,410,101,838)	(3,008,304,048)
Net increase (decrease)	44,608,446	73,349,621	$681,582,269	$1,433,988,467
Class K
Shares sold	114,965,477	142,180,700	$1,776,272,588	$2,805,538,559
Reinvestment of distributions	73,379,174	85,379,317	1,129,492,082	1,662,884,419
Shares redeemed	(264,131,828)	(300,736,782)	(4,060,437,665)	(5,999,095,370)
Net increase (decrease)	(75,787,177)	(73,176,765)	$(1,154,672,995)	$(1,530,672,392)
Class K6
Shares sold	124,236,577	118,508,960	$1,921,289,999	$2,343,787,146
Reinvestment of distributions	32,281,175	28,137,244	493,300,817	545,676,455
Shares redeemed	(78,664,378)	(97,990,956)	(1,197,716,360)	(1,959,803,476)
Net increase (decrease)	77,853,374	48,655,248	$1,216,874,456	$929,660,125
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund
Shares sold	104,526,753	113,455,720	$1,394,780,640	$1,968,630,651
Reinvestment of distributions	78,070,804	77,128,510	1,034,553,674	1,315,370,749
Shares redeemed	(110,745,951)	(119,246,911)	(1,472,943,778)	(2,068,492,213)
Net increase (decrease)	71,851,606	71,337,319	$956,390,536	$1,215,509,187
Class K
Shares sold	125,939,460	138,509,224	$1,674,322,396	$2,391,096,357
Reinvestment of distributions	73,570,667	79,808,534	975,451,004	1,359,680,905
Shares redeemed	(232,489,030)	(265,777,119)	(3,089,982,032)	(4,649,995,558)
Net increase (decrease)	(32,978,903)	(47,459,361)	$(440,208,632)	$(899,218,296)
Class K6
Shares sold	135,522,117	108,871,298	$1,793,656,121	$1,885,798,374
Reinvestment of distributions	35,601,393	29,216,531	468,714,835	496,297,314
Shares redeemed	(79,441,349)	(93,333,642)	(1,037,499,207)	(1,638,673,084)
Net increase (decrease)	91,682,161	44,754,187	$1,224,871,749	$743,422,604
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund
Shares sold	134,787,518	144,914,050	$1,270,570,089	$1,808,070,884
Reinvestment of distributions	120,885,745	113,389,482	1,135,723,688	1,388,923,509
Shares redeemed	(152,754,304)	(157,003,598)	(1,435,168,636)	(1,957,034,768)
Net increase (decrease)	102,918,959	101,299,934	$971,125,141	$1,239,959,625
Class K
Shares sold	164,911,631	177,104,925	$1,555,031,870	$2,197,442,572
Reinvestment of distributions	114,449,241	117,577,057	1,076,623,153	1,440,201,658
Shares redeemed	(330,074,261)	(377,794,576)	(3,096,358,595)	(4,755,909,005)
Net increase (decrease)	(50,713,389)	(83,112,594)	$(464,703,572)	$(1,118,264,775)
Class K6
Shares sold	182,918,817	163,741,876	$1,716,787,034	$2,038,251,213
Reinvestment of distributions	54,650,467	42,115,101	510,006,630	513,441,595
Shares redeemed	(102,176,846)	(125,083,975)	(943,082,424)	(1,575,864,464)
Net increase (decrease)	135,392,438	80,773,002	$1,283,711,240	$975,828,344
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund
Shares sold	93,182,701	91,104,445	$1,008,457,491	$1,299,799,946
Reinvestment of distributions	58,925,334	55,188,275	634,840,147	774,085,743
Shares redeemed	(78,937,342)	(92,060,326)	(853,520,168)	(1,316,821,262)
Net increase (decrease)	73,170,693	54,232,394	$789,777,470	$757,064,427
Class K
Shares sold	126,720,035	129,603,483	$1,365,139,539	$1,839,866,004
Reinvestment of distributions	71,370,024	73,437,119	769,443,098	1,029,308,656
Shares redeemed	(213,069,379)	(238,834,004)	(2,299,855,761)	(3,442,233,635)
Net increase (decrease)	(14,979,320)	(35,793,402)	$(165,273,124)	$(573,058,975)
Class K6
Shares sold	135,154,849	109,099,983	$1,451,372,765	$1,553,372,462
Reinvestment of distributions	35,734,394	27,517,155	382,216,277	383,909,808
Shares redeemed	(77,147,093)	(89,870,054)	(815,455,974)	(1,298,126,989)
Net increase (decrease)	93,742,150	46,747,084	$1,018,133,068	$639,155,281
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund
Shares sold	91,859,133	83,090,795	$1,005,576,748	$1,195,087,164
Reinvestment of distributions	48,974,837	45,388,770	533,354,532	642,458,392
Shares redeemed	(74,165,063)	(82,022,643)	(807,120,689)	(1,182,000,294)
Net increase (decrease)	66,668,907	46,456,922	$731,810,591	$655,545,262
Class K
Shares sold	128,976,759	125,609,161	$1,400,946,000	$1,799,974,225
Reinvestment of distributions	65,790,806	66,634,241	716,710,998	942,315,016
Shares redeemed	(203,061,472)	(213,468,368)	(2,204,962,501)	(3,096,075,637)
Net increase (decrease)	(8,293,907)	(21,224,966)	$(87,305,503)	$(353,786,396)
Class K6
Shares sold	126,679,678	103,765,008	$1,380,810,674	$1,488,418,420
Reinvestment of distributions	30,816,548	22,812,162	333,880,251	321,954,203
Shares redeemed	(65,048,456)	(76,162,066)	(697,317,149)	(1,112,911,369)
Net increase (decrease)	92,447,770	50,415,104	$1,017,373,776	$697,461,254
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund
Shares sold	59,040,603	48,944,593	$747,564,289	$809,607,355
Reinvestment of distributions	20,068,742	17,819,643	252,925,503	290,755,908
Shares redeemed	(35,380,538)	(42,105,665)	(447,081,656)	(698,242,837)
Net increase (decrease)	43,728,807	24,658,571	$553,408,136	$402,120,426
Class K
Shares sold	87,583,086	78,791,763	$1,104,237,262	$1,300,207,031
Reinvestment of distributions	31,123,420	30,116,057	392,761,679	491,325,051
Shares redeemed	(105,485,578)	(101,055,238)	(1,331,832,975)	(1,685,810,073)
Net increase (decrease)	13,220,928	7,852,582	$165,165,966	$105,722,009
Class K6
Shares sold	78,181,685	53,056,696	$984,704,549	$875,120,348
Reinvestment of distributions	14,436,718	10,089,839	181,131,995	164,295,822
Shares redeemed	(37,060,269)	(37,974,925)	(460,375,082)	(638,190,211)
Net increase (decrease)	55,558,134	25,171,610	$705,461,462	$401,225,959
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund
Shares sold	38,995,942	30,895,112	$452,258,245	$464,438,162
Reinvestment of distributions	8,258,499	6,541,056	95,483,722	97,295,738
Shares redeemed	(19,411,426)	(20,384,158)	(224,746,796)	(307,750,600)
Net increase (decrease)	27,843,015	17,052,010	$322,995,171	$253,983,300
Class K
Shares sold	63,471,749	52,258,699	$734,281,197	$783,831,053
Reinvestment of distributions	13,854,465	12,027,251	160,380,533	178,787,491
Shares redeemed	(55,602,114)	(48,018,862)	(642,283,372)	(726,660,382)
Net increase (decrease)	21,724,100	16,267,088	$252,378,358	$235,958,162
Class K6
Shares sold	50,029,817	31,341,471	$579,307,302	$469,274,637
Reinvestment of distributions	6,699,479	4,041,952	77,156,571	60,031,062
Shares redeemed	(19,496,674)	(17,051,658)	(223,160,329)	(259,770,406)
Net increase (decrease)	37,232,622	18,331,765	$433,303,544	$269,535,293
Fidelity Freedom 2065 Fund
Fidelity Freedom 2065 Fund
Shares sold	14,888,505	8,615,473	$157,069,632	$115,509,722
Reinvestment of distributions	1,169,155	613,946	12,272,898	8,202,794
Shares redeemed	(4,376,918)	(3,035,183)	(46,092,594)	(40,814,756)
Net increase (decrease)	11,680,742	6,194,236	$123,249,936	$82,897,760
Class K
Shares sold	22,435,518	14,515,549	$236,451,122	$194,247,221
Reinvestment of distributions	1,715,788	944,722	18,046,340	12,631,428
Shares redeemed	(10,942,345)	(7,097,895)	(115,248,948)	(95,900,283)
Net increase (decrease)	13,208,961	8,362,376	$139,248,514	$110,978,366
Class K6
Shares sold	15,598,276	7,203,870	$165,024,521	$96,427,860
Reinvestment of distributions	1,008,051	406,566	10,582,607	5,445,584
Shares redeemed	(4,619,588)	(2,468,943)	(48,502,489)	(33,301,760)
Net increase (decrease)	11,986,739	5,141,493	$127,104,639	$68,571,684
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom 2020 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund	Fidelity Freedom 2045 Fund	Fidelity Freedom 2050 Fund
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	15%	21%	14%	-%	-%	-%	-%
Fidelity Series All-Sector Equity Fund	-%	-%	12%	12%	15%	10%	-%
Fidelity Series Blue Chip Growth Fund	-%	-%	12%	12%	14%	10%	-%
Fidelity Series Canada Fund	-%	-%	13%	12%	14%	-%	-%
Fidelity Series Commodity Strategy Fund	-%	-%	13%	10%	11%	-%	-%
Fidelity Series Emerging Markets Debt Fund	-%	10%	14%	11%	11%	-%	-%
Fidelity Series Emerging Markets Debt Local Currency Fund	-%	10%	14%	11%	11%	-%	-%
Fidelity Series Emerging Markets Fund	-%	-%	13%	11%	12%	-%	-%
Fidelity Series Emerging Markets Opportunities Fund	-%	-%	13%	11%	13%	-%	-%
Fidelity Series Floating Rate High Income Fund	-%	11%	14%	-%	11%	-%	-%
Fidelity Series Growth Company Fund	-%	-%	14%	14%	17%	12%	11%
Fidelity Series High Income Fund	-%	10%	14%	11%	11%	-%	-%
Fidelity Series International Credit Fund	17%	15%	15%	-%	-%	-%	-%
Fidelity Series International Developed Markets Bond Index Fund	-%	10%	14%	-%	-%	-%	-%
Fidelity Series International Growth Fund	-%	-%	13%	12%	14%	-%	-%
Fidelity Series International Small Cap Fund	-%	-%	12%	12%	13%	-%	-%
Fidelity Series International Value Fund	-%	-%	13%	12%	14%	-%	-%
Fidelity Series Intrinsic Opportunities Fund	-%	-%	14%	14%	17%	12%	11%
Fidelity Series Investment Grade Bond Fund	14%	17%	20%	-%	-%	-%	-%
Fidelity Series Large Cap Stock Fund	-%	-%	12%	12%	14%	-%	-%
Fidelity Series Large Cap Value Index Fund	-%	-%	-%	-%	11%	-%	-%
Fidelity Series Long-Term Treasury Bond Index Fund	-%	-%	-%	-%	-%	-%	-%
Fidelity Series Opportunistic Insights Fund	-%	-%	13%	13%	15%	11%	-%
Fidelity Series Overseas Fund	-%	-%	13%	12%	14%	-%	-%
Fidelity Series Real Estate Income Fund	-%	10%	14%	11%	10%	-%	-%
Fidelity Series Small Cap Discovery Fund	-%	-%	14%	14%	17%	12%	11%
Fidelity Series Small Cap Opportunities Fund	-%	-%	11%	11%	14%	-%	-%
Fidelity Series Stock Selector Large Cap Value Fund	-%	-%	13%	13%	15%	11%	-%
Fidelity Series Value Discovery Fund	-%	-%	12%	12%	14%	-%	-%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	30%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	56%
Fidelity Series All-Sector Equity Fund	83%
Fidelity Series Blue Chip Growth Fund	80%
Fidelity Series Canada Fund	81%
Fidelity Series Commodity Strategy Fund	76%
Fidelity Series Emerging Markets Debt Fund	78%
Fidelity Series Emerging Markets Debt Local Currency Fund	78%
Fidelity Series Emerging Markets Fund	79%
Fidelity Series Emerging Markets Opportunities Fund	79%
Fidelity Series Floating Rate High Income Fund	76%
Fidelity Series Government Money Market Fund	59%
Fidelity Series Growth Company Fund	94%
Fidelity Series High Income Fund	78%
Fidelity Series International Credit Fund	89%
Fidelity Series International Developed Markets Bond Index Fund	45%
Fidelity Series International Growth Fund	81%
Fidelity Series International Small Cap Fund	79%
Fidelity Series International Value Fund	81%
Fidelity Series Intrinsic Opportunities Fund	94%
Fidelity Series Investment Grade Bond Fund	76%
Fidelity Series Large Cap Stock Fund	79%
Fidelity Series Large Cap Value Index Fund	64%
Fidelity Series Long-Term Treasury Bond Index Fund	53%
Fidelity Series Opportunistic Insights Fund	85%
Fidelity Series Overseas Fund	81%
Fidelity Series Real Estate Income Fund	76%
Fidelity Series Short-Term Credit Fund	35%
Fidelity Series Small Cap Discovery Fund	94%
Fidelity Series Small Cap Opportunities Fund	76%
Fidelity Series Stock Selector Large Cap Value Fund	85%
Fidelity Series Value Discovery Fund	79%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund and Fidelity Freedom 2065 Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund and Fidelity Freedom 2065 Fund (fourteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the "Funds") as of March 31, 2023, the related statements of operations for the year ended March 31, 2023, the statements of changes in net assets for each of the two years in the period ended March 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2023, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 12, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. If the interests of a fund and an underlying Fidelity ® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 293 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
William Irving (1964)
Year of Election or Appointment: 2023
Vice President
Mr. Irving also serves as Vice President of other funds. Mr. Irving serves as Head of Fidelity Asset Management Solutions (2022-present) and is an employee of Fidelity Investments. Mr. Irving serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2023-present) and President, Director, or Vice President of certain other Fidelity entities. Previously, Mr. Irving served as Chief Investment Officer (CIO) in the Global Asset Allocation division (2020-2022).  Prior to that, he was Managing Director of Research in the Global Asset Allocation division (2018-2020) and portfolio manager of certain Fidelity ® funds (2004-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period- C October 1, 2022 to March 31, 2023
Fidelity Freedom® Income Fund
Fidelity Freedom® Income Fund	.46%
Actual		$ 1,000	$ 1,070.60	$ 2.37
Hypothetical- B		$ 1,000	$ 1,022.64	$ 2.32
Class K	.41%
Actual		$ 1,000	$ 1,069.90	$ 2.12
Hypothetical- B		$ 1,000	$ 1,022.89	$ 2.07
Class K6 **	.36%
Actual		$ 1,000	$ 1,070.30	$ 1.86
Hypothetical- B		$ 1,000	$ 1,023.14	$ 1.82
Fidelity Freedom® 2005 Fund
Fidelity Freedom® 2005 Fund	.46%
Actual		$ 1,000	$ 1,072.80	$ 2.38
Hypothetical- B		$ 1,000	$ 1,022.64	$ 2.32
Class K	.41%
Actual		$ 1,000	$ 1,072.20	$ 2.12
Hypothetical- B		$ 1,000	$ 1,022.89	$ 2.07
Class K6 **	.36%
Actual		$ 1,000	$ 1,072.10	$ 1.86
Hypothetical- B		$ 1,000	$ 1,023.14	$ 1.82
Fidelity Freedom® 2010 Fund
Fidelity Freedom® 2010 Fund	.49%
Actual		$ 1,000	$ 1,087.60	$ 2.55
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47
Class K	.43%
Actual		$ 1,000	$ 1,087.10	$ 2.24
Hypothetical- B		$ 1,000	$ 1,022.79	$ 2.17
Class K6 **	.38%
Actual		$ 1,000	$ 1,087.40	$ 1.98
Hypothetical- B		$ 1,000	$ 1,023.04	$ 1.92
Fidelity Freedom® 2015 Fund
Fidelity Freedom® 2015 Fund	.53%
Actual		$ 1,000	$ 1,102.80	$ 2.78
Hypothetical- B		$ 1,000	$ 1,022.29	$ 2.67
Class K	.47%
Actual		$ 1,000	$ 1,103.20	$ 2.46
Hypothetical- B		$ 1,000	$ 1,022.59	$ 2.37
Class K6 **	.40%
Actual		$ 1,000	$ 1,103.60	$ 2.10
Hypothetical- B		$ 1,000	$ 1,022.94	$ 2.02
Fidelity Freedom® 2020 Fund
Fidelity Freedom® 2020 Fund	.58%
Actual		$ 1,000	$ 1,118.70	$ 3.06
Hypothetical- B		$ 1,000	$ 1,022.04	$ 2.92
Class K	.50%
Actual		$ 1,000	$ 1,118.20	$ 2.64
Hypothetical- B		$ 1,000	$ 1,022.44	$ 2.52
Class K6 **	.41%
Actual		$ 1,000	$ 1,119.00	$ 2.17
Hypothetical- B		$ 1,000	$ 1,022.89	$ 2.07
Fidelity Freedom® 2025 Fund
Fidelity Freedom® 2025 Fund	.62%
Actual		$ 1,000	$ 1,128.70	$ 3.29
Hypothetical- B		$ 1,000	$ 1,021.84	$ 3.13
Class K	.54%
Actual		$ 1,000	$ 1,129.20	$ 2.87
Hypothetical- B		$ 1,000	$ 1,022.24	$ 2.72
Class K6 **	.43%
Actual		$ 1,000	$ 1,130.10	$ 2.28
Hypothetical- B		$ 1,000	$ 1,022.79	$ 2.17
Fidelity Freedom® 2030 Fund
Fidelity Freedom® 2030 Fund	.66%
Actual		$ 1,000	$ 1,136.60	$ 3.52
Hypothetical- B		$ 1,000	$ 1,021.64	$ 3.33
Class K	.57%
Actual		$ 1,000	$ 1,137.10	$ 3.04
Hypothetical- B		$ 1,000	$ 1,022.09	$ 2.87
Class K6 **	.45%
Actual		$ 1,000	$ 1,138.40	$ 2.40
Hypothetical- B		$ 1,000	$ 1,022.69	$ 2.27
Fidelity Freedom® 2035 Fund
Fidelity Freedom® 2035 Fund	.70%
Actual		$ 1,000	$ 1,156.30	$ 3.76
Hypothetical- B		$ 1,000	$ 1,021.44	$ 3.53
Class K	.61%
Actual		$ 1,000	$ 1,156.90	$ 3.28
Hypothetical- B		$ 1,000	$ 1,021.89	$ 3.07
Class K6 **	.47%
Actual		$ 1,000	$ 1,157.20	$ 2.53
Hypothetical- B		$ 1,000	$ 1,022.59	$ 2.37
Fidelity Freedom® 2040 Fund
Fidelity Freedom® 2040 Fund	.75%
Actual		$ 1,000	$ 1,173.80	$ 4.06
Hypothetical- B		$ 1,000	$ 1,021.19	$ 3.78
Class K	.64%
Actual		$ 1,000	$ 1,175.50	$ 3.47
Hypothetical- B		$ 1,000	$ 1,021.74	$ 3.23
Class K6 **	.49%
Actual		$ 1,000	$ 1,175.50	$ 2.66
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47
Fidelity Freedom® 2045 Fund
Fidelity Freedom® 2045 Fund	.75%
Actual		$ 1,000	$ 1,178.00	$ 4.07
Hypothetical- B		$ 1,000	$ 1,021.19	$ 3.78
Class K	.64%
Actual		$ 1,000	$ 1,178.60	$ 3.48
Hypothetical- B		$ 1,000	$ 1,021.74	$ 3.23
Class K6 **	.49%
Actual		$ 1,000	$ 1,179.00	$ 2.66
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47
Fidelity Freedom® 2050 Fund
Fidelity Freedom® 2050 Fund	.75%
Actual		$ 1,000	$ 1,178.10	$ 4.07
Hypothetical- B		$ 1,000	$ 1,021.19	$ 3.78
Class K	.64%
Actual		$ 1,000	$ 1,177.60	$ 3.47
Hypothetical- B		$ 1,000	$ 1,021.74	$ 3.23
Class K6 **	.49%
Actual		$ 1,000	$ 1,179.70	$ 2.66
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47
Fidelity Freedom® 2055 Fund
Fidelity Freedom® 2055 Fund	.75%
Actual		$ 1,000	$ 1,177.80	$ 4.07
Hypothetical- B		$ 1,000	$ 1,021.19	$ 3.78
Class K	.64%
Actual		$ 1,000	$ 1,178.40	$ 3.48
Hypothetical- B		$ 1,000	$ 1,021.74	$ 3.23
Class K6 **	.49%
Actual		$ 1,000	$ 1,178.60	$ 2.66
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47
Fidelity Freedom® 2060 Fund
Fidelity Freedom® 2060 Fund	.75%
Actual		$ 1,000	$ 1,177.30	$ 4.07
Hypothetical- B		$ 1,000	$ 1,021.19	$ 3.78
Class K	.64%
Actual		$ 1,000	$ 1,178.80	$ 3.48
Hypothetical- B		$ 1,000	$ 1,021.74	$ 3.23
Class K6 **	.49%
Actual		$ 1,000	$ 1,179.60	$ 2.66
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47
Fidelity Freedom® 2065 Fund
Fidelity Freedom® 2065 Fund	.75%
Actual		$ 1,000	$ 1,177.30	$ 4.07
Hypothetical- B		$ 1,000	$ 1,021.19	$ 3.78
Class K	.64%
Actual		$ 1,000	$ 1,178.60	$ 3.48
Hypothetical- B		$ 1,000	$ 1,021.74	$ 3.23
Class K6 **	.49%
Actual		$ 1,000	$ 1,179.70	$ 2.66
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective April 1, 2023, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity Freedom® Income Fund
Class K6	.24%
Actual		$ 1.24
Hypothetical - B		$ 1.21
Fidelity Freedom® 2005 Fund
Class K6	.24%
Actual		$ 1.24
Hypothetical - B		$ 1.21
Fidelity Freedom® 2010 Fund
Class K6	.25%
Actual		$ 1.30
Hypothetical - B		$ 1.26
Fidelity Freedom® 2015 Fund
Class K6	.27%
Actual		$ 1.42
Hypothetical - B		$ 1.36
Fidelity Freedom® 2020 Fund
Class K6	.30%
Actual		$ 1.59
Hypothetical - B		$ 1.51
Fidelity Freedom® 2025 Fund
Class K6	.34%
Actual		$ 1.81
Hypothetical - B		$ 1.72
Fidelity Freedom® 2030 Fund
Class K6	.37%
Actual		$ 1.97
Hypothetical - B		$ 1.87
Fidelity Freedom® 2035 Fund
Class K6	.41%
Actual		$ 2.21
Hypothetical - B		$ 2.07
Fidelity Freedom® 2040 Fund
Class K6	.44%
Actual		$ 2.39
Hypothetical - B		$ 2.22
Fidelity Freedom® 2045 Fund
Class K6	.45%
Actual		$ 2.44
Hypothetical - B		$ 2.27
Fidelity Freedom® 2050 Fund
Class K6	.45%
Actual		$ 2.45
Hypothetical - B		$ 2.27
Fidelity Freedom® 2055 Fund
Class K6	.45%
Actual		$ 2.44
Hypothetical - B		$ 2.27
Fidelity Freedom® 2060 Fund
Class K6	.45%
Actual		$ 2.45
Hypothetical - B		$ 2.27
Fidelity Freedom® 2065 Fund
Class K6	.45%
Actual		$ 2.45
Hypothetical - B		$ 2.27

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2023, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom 2010 Fund	$228,123
Fidelity Freedom 2015 Fund	$12,655,383
Fidelity Freedom 2020 Fund	$127,863,305
Fidelity Freedom 2025 Fund	$180,985,182
Fidelity Freedom 2030 Fund	$361,755,474
Fidelity Freedom 2035 Fund	$472,615,576
Fidelity Freedom 2040 Fund	$550,454,036
Fidelity Freedom 2045 Fund	$396,022,988
Fidelity Freedom 2050 Fund	$345,418,040
Fidelity Freedom 2055 Fund	$194,132,653
Fidelity Freedom 2060 Fund	$86,093,117
Fidelity Freedom 2065 Fund	$14,038,139
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Freedom Income Fund	31.65%
Fidelity Freedom 2005 Fund	30.76%
Fidelity Freedom 2010 Fund	26.25%
Fidelity Freedom 2015 Fund	22.07%
Fidelity Freedom 2020 Fund	18.13%
Fidelity Freedom 2025 Fund	14.98%
Fidelity Freedom 2030 Fund	10.01%
Fidelity Freedom 2035 Fund	4.49%
Fidelity Freedom 2040 Fund	3.01%
Fidelity Freedom 2045 Fund	2.81%
Fidelity Freedom 2050 Fund	2.80%
Fidelity Freedom 2055 Fund	2.80%
Fidelity Freedom 2060 Fund	2.79%
Fidelity Freedom 2065 Fund	2.79%
The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Freedom Income Fund	$23,640,914
Fidelity Freedom 2005 Fund	$6,514,770
Fidelity Freedom 2010 Fund	$31,619,023
Fidelity Freedom 2015 Fund	$42,489,118
Fidelity Freedom 2020 Fund	$120,095,235
Fidelity Freedom 2025 Fund	$151,442,920
Fidelity Freedom 2030 Fund	$177,953,189
Fidelity Freedom 2035 Fund	$116,798,221
Fidelity Freedom 2040 Fund	$80,023,152
Fidelity Freedom 2045 Fund	$51,214,296
Fidelity Freedom 2050 Fund	$40,516,649
Fidelity Freedom 2055 Fund	$16,485,078
Fidelity Freedom 2060 Fund	$5,533,993
Fidelity Freedom 2065 Fund	$1,229,369
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Retail	Class K	Class K6
Fidelity Freedom Income Fund
April 2022	0%	0%	0%
May 2022	1%	1%	1%
June 2022	2%	2%	2%
July 2022	2%	2%	2%
August 2022	2%	2%	2%
September 2022	2%	2%	2%
October 2022	2%	2%	2%
November 2022	2%	2%	2%
December 2022	2%	2%	2%
February 2023	0%	0%	0%
March 2023	0%	0%	0%
Fidelity Freedom 2005 Fund
May 2022	1%	1%	1%
December 2022	3%	3%	3%
Fidelity Freedom 2010 Fund
May 2022	2%	2%	2%
December 2022	5%	5%	5%
Fidelity Freedom 2015 Fund
May 2022	3%	3%	2%
December 2022	7%	7%	7%
Fidelity Freedom 2020 Fund
May 2022	5%	4%	3%
December 2022	10%	9%	9%
Fidelity Freedom 2025 Fund
May 2022	5%	4%	4%
December 2022	12%	12%	11%
Fidelity Freedom 2030 Fund
May 2022	6%	5%	4%
December 2022	15%	15%	14%
Fidelity Freedom 2035 Fund
May 2022	6%	6%	5%
December 2022	21%	21%	19%
Fidelity Freedom 2040 Fund
May 2022	10%	8%	6%
December 2022	27%	26%	24%
Fidelity Freedom 2045 Fund
May 2022	10%	9%	7%
December 2022	27%	27%	25%
Fidelity Freedom 2050 Fund
May 2022	15%	12%	8%
December 2022	27%	27%	25%
Fidelity Freedom 2055 Fund
May 2022	62%	27%	13%
December 2022	27%	27%	25%
Fidelity Freedom 2060 Fund
May 2022	-	-	-
December 2022	27%	26%	25%
Fidelity Freedom 2065 Fund
May 2022	21%	14%	9%
December 2022	27%	26%	25%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Retail	Class K	Class K6
Fidelity Freedom Income Fund
April 2022	0%	0%	0%
May 2022	5.30%	4.86%	4.86%
June 2022	9.58%	9.58%	8.38%
July 2022	9.58%	9.58%	8.38%
August 2022	9.52%	9.52%	8.79%
September 2022	9.54%	9.54%	8.67%
October 2022	9.48%	9.38%	9.38%
November 2022	9.52%	9.52%	8.84%
December 2022	9.46%	9.41%	9.36%
February 2023	0.18%	0.18%	0.18%
March 2023	0.19%	0.19%	0.17%
Fidelity Freedom 2005 Fund
May 2022	0.19%	0.17%	0.16%
December 2022	10.42%	10.33%	10.13%
Fidelity Freedom 2010 Fund
May 2022	0.13%	0.12%	0.11%
December 2022	14.96%	14.81%	14.53%
Fidelity Freedom 2015 Fund
May 2022	0.55%	0.50%	0.42%
December 2022	19.63%	19.45%	18.89%
Fidelity Freedom 2020 Fund
May 2022	1.12%	1.03%	0.83%
December 2022	24.96%	24.71%	23.94%
Fidelity Freedom 2025 Fund
May 2022	1.11%	0.98%	0.82%
December 2022	30.05%	29.71%	28.49%
Fidelity Freedom 2030 Fund
May 2022	2.42%	2.02%	1.64%
December 2022	36.90%	36.25%	34.52%
Fidelity Freedom 2035 Fund
May 2022	3.39%	3.05%	2.47%
December 2022	50.58%	49.59%	46.67%
Fidelity Freedom 2040 Fund
May 2022	8.37%	7.05%	5.58%
December 2022	62.95%	61.70%	57.71%
Fidelity Freedom 2045 Fund
May 2022	8.71%	7.41%	5.70%
December 2022	64.08%	62.71%	58.44%
Fidelity Freedom 2050 Fund
May 2022	10.61%	8.34%	5.56%
December 2022	64.07%	62.72%	58.74%
Fidelity Freedom 2055 Fund
May 2022	39.49%	16.93%	8.47%
December 2022	64.20%	62.78%	58.69%
Fidelity Freedom 2060 Fund
May 2022	-	-	-
December 2022	63.87%	62.59%	58.59%
Fidelity Freedom 2065 Fund
May 2022	2.47%	1.65%	1.06%
December 2022	63.65%	62.49%	58.99%
A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Retail	Class K	Class K6
Fidelity Freedom Income Fund
April 2022	0%	0%	0%
May 2022	0.15%	0.13%	0.13%
June 2022	0.26%	0.26%	0.23%
July 2022	0.26%	0.26%	0.23%
August 2022	0.26%	0.26%	0.24%
September 2022	0.26%	0.26%	0.23%
October 2022	0.26%	0.25%	0.25%
November 2022	0.26%	0.26%	0.24%
December 2022	0.26%	0.25%	0.25%
February 2023	0.57%	0.57%	0.57%
March 2023	0.58%	0.58%	0.52%
Fidelity Freedom 2005 Fund
May 2022	0.32%	0.29%	0.27%
December 2022	0.28%	0.27%	0.27%
Fidelity Freedom 2010 Fund
May 2022	0.29%	0.27%	0.25%
December 2022	0.35%	0.34%	0.34%
Fidelity Freedom 2015 Fund
May 2022	0.31%	0.28%	0.23%
December 2022	0.43%	0.42%	0.41%
Fidelity Freedom 2020 Fund
May 2022	0.29%	0.27%	0.22%
December 2022	0.50%	0.49%	0.48%
Fidelity Freedom 2025 Fund
May 2022	0.26%	0.23%	0.19%
December 2022	0.57%	0.57%	0.54%
Fidelity Freedom 2030 Fund
May 2022	0.25%	0.21%	0.17%
December 2022	0.67%	0.66%	0.62%
Fidelity Freedom 2035 Fund
May 2022	0.15%	0.13%	0.11%
December 2022	0.85%	0.84%	0.79%
Fidelity Freedom 2040 Fund
May 2022	0.16%	0.14%	0.11%
December 2022	1.01%	0.99%	0.93%
Fidelity Freedom 2045 Fund
May 2022	0.17%	0.14%	0.11%
December 2022	1.01%	0.99%	0.93%
Fidelity Freedom 2050 Fund
May 2022	0.18%	0.14%	0.09%
December 2022	1.01%	0.99%	0.93%
Fidelity Freedom 2055 Fund
May 2022	0.53%	0.23%	0.12%
December 2022	1.02%	0.99%	0.93%
Fidelity Freedom 2060 Fund
May 2022	-	-	-
December 2022	1.02%	1.00%	0.93%
Fidelity Freedom 2065 Fund
May 2022	0.04%	0.03%	0.02%
December 2022	1.00%	0.98%	0.93%
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Freedom Income Fund
Retail	12/30/22	$0.0347	$0.0040
Class K	12/30/22	$0.0349	$0.0040
Class K6	12/30/22	$0.0351	$0.0040
Fidelity Freedom 2005 Fund
Retail	12/30/22	$0.0386	$0.0044
Class K	12/30/22	$0.0390	$0.0044
Class K6	12/30/22	$0.0397	$0.0044
Fidelity Freedom 2010 Fund
Retail	12/30/22	$0.0584	$0.0066
Class K	12/30/22	$0.0590	$0.0066
Class K6	12/30/22	$0.0601	$0.0066
Fidelity Freedom 2015 Fund
Retail	12/30/22	$0.0570	$0.0064
Class K	12/30/22	$0.0575	$0.0064
Class K6	12/30/22	$0.0592	$0.0064
Fidelity Freedom 2020 Fund
Retail	12/30/22	$0.0832	$0.0093
Class K	12/30/22	$0.0840	$0.0093
Class K6	12/30/22	$0.0867	$0.0093
Fidelity Freedom 2025 Fund
Retail	12/30/22	$0.0841	$0.0094
Class K	12/30/22	$0.0851	$0.0094
Class K6	12/30/22	$0.0887	$0.0094
Fidelity Freedom 2030 Fund
Retail	12/30/22	$0.1144	$0.0127
Class K	12/30/22	$0.1165	$0.0127
Class K6	12/30/22	$0.1223	$0.0127
Fidelity Freedom 2035 Fund
Retail	12/30/22	$0.1153	$0.0128
Class K	12/30/22	$0.1176	$0.0128
Class K6	12/30/22	$0.1249	$0.0128
Fidelity Freedom 2040 Fund
Retail	12/30/22	$0.0934	$0.0104
Class K	12/30/22	$0.0952	$0.0104
Class K6	12/30/22	$0.1018	$0.0104
Fidelity Freedom 2045 Fund
Retail	12/30/22	$0.1086	$0.0121
Class K	12/30/22	$0.1109	$0.0121
Class K6	12/30/22	$0.1190	$0.0121
Fidelity Freedom 2050 Fund
Retail	12/30/22	$0.1101	$0.0123
Class K	12/30/22	$0.1125	$0.0123
Class K6	12/30/22	$0.1201	$0.0123
Fidelity Freedom 2055 Fund
Retail	12/30/22	$0.1268	$0.0142
Class K	12/30/22	$0.1297	$0.0142
Class K6	12/30/22	$0.1388	$0.0142
Fidelity Freedom 2060 Fund
Retail	12/30/22	$0.1159	$0.0129
Class K	12/30/22	$0.1183	$0.0129
Class K6	12/30/22	$0.1263	$0.0129
Fidelity Freedom 2065 Fund
Retail	12/30/22	$0.1036	$0.0115
Class K	12/30/22	$0.1055	$0.0115
Class K6	12/30/22	$0.1117	$0.0115

The funds will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.702316.125
FF-ANN-0523
Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend Income Fund
Fidelity Flex® Freedom Blend 2005 Fund
Fidelity Flex® Freedom Blend 2010 Fund
Fidelity Flex® Freedom Blend 2015 Fund
Fidelity Flex® Freedom Blend 2020 Fund
Fidelity Flex® Freedom Blend 2025 Fund
Fidelity Flex® Freedom Blend 2030 Fund
Fidelity Flex® Freedom Blend 2035 Fund
Fidelity Flex® Freedom Blend 2040 Fund
Fidelity Flex® Freedom Blend 2045 Fund
Fidelity Flex® Freedom Blend 2050 Fund
Fidelity Flex® Freedom Blend 2055 Fund
Fidelity Flex® Freedom Blend 2060 Fund
Fidelity Flex® Freedom Blend 2065 Fund

Annual Report
March 31, 2023

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Flex® Freedom Blend Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex® Freedom Blend 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

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Fidelity Flex® Freedom Blend Income Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Freedom Blend Income Fund	-4.01%	2.65%	2.82%

A     From June 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend Income Fund, on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Flex® Freedom Blend 2005 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Freedom Blend 2005 Fund	-4.12%	2.97%	3.29%

A     From June 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2005 Fund, on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Flex® Freedom Blend 2010 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Freedom Blend 2010 Fund	-4.76%	3.49%	3.90%

A     From June 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2010 Fund, on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Flex® Freedom Blend 2015 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Freedom Blend 2015 Fund	-5.53%	3.98%	4.47%

A     From June 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2015 Fund, on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Flex® Freedom Blend 2020 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Freedom Blend 2020 Fund	-6.22%	4.45%	4.98%

A     From June 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2020 Fund, on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Flex® Freedom Blend 2025 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Freedom Blend 2025 Fund	-6.51%	4.87%	5.44%

A     From June 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2025 Fund, on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Flex® Freedom Blend 2030 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Freedom Blend 2030 Fund	-6.33%	5.46%	6.18%

A     From June 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2030 Fund, on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Flex® Freedom Blend 2035 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Freedom Blend 2035 Fund	-6.53%	6.33%	7.13%

A     From June 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2035 Fund, on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Flex® Freedom Blend 2040 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Freedom Blend 2040 Fund	-6.56%	6.94%	7.67%

A     From June 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2040 Fund, on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Flex® Freedom Blend 2045 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Freedom Blend 2045 Fund	-6.63%	6.93%	7.66%

A     From June 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2045 Fund, on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Flex® Freedom Blend 2050 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Freedom Blend 2050 Fund	-6.62%	6.92%	7.66%

A     From June 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2050 Fund, on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Flex® Freedom Blend 2055 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Freedom Blend 2055 Fund	-6.60%	6.94%	7.67%

A     From June 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2055 Fund, on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Flex® Freedom Blend 2060 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Freedom Blend 2060 Fund	-6.53%	6.94%	7.68%

A     From June 8, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2060 Fund, on June 8, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Flex® Freedom Blend 2065 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Life of Fund A
Fidelity Flex® Freedom Blend 2065 Fund	-6.62%	7.69%

A     From June 28, 2019

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Freedom Blend 2065 Fund, on June 28, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
Asset prices around the world experienced a synchronous downturn for the 12 months ending March 31, 2023, as a multitude of factors challenged the global economy and financial markets. Persistently high inflation in some markets, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve and other central banks to aggressively tighten monetary policy. This led to a broad retreat from riskier assets and declining prices for stocks and bonds through September. In the latter half of the period, however, markets experienced a sharp reversal amid optimism on inflation and policy easing, and riskier assets rallied to cap a tumultuous year before advancing in the first quarter of 2023.
International equities returned -4.91% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, Canada (-12%) and emerging markets (-10%) lagged, while Europe ex UK (+3%) was the only region with a gain. Among sectors, real estate (-19%) fared worst, followed by materials (-10%). In contrast, consumer discretionary and energy each gained roughly 2% amid elevated prices for oil and natural gas for a sizable percentage of the 12 months.
U.S. stocks returned -8.77% for the 12 months, as measured by the Dow Jones U.S. Total Stock Market Index. Among sectors, real estate (-20%) lagged the most, followed by communication services and consumer discretionary (-19% each). Conversely, energy gained 11%. With the exception of mid-capitalization stocks, value-oriented equities outpaced growth. Commodities returned about -12%, according to the Bloomberg Commodity Index Total Return.
U.S. taxable investment-grade bonds returned -4.78% for the period, per the Bloomberg U.S. Aggregate Bond Index, amid soaring inflation and rising interest rates. Since March 2022, the Fed has raised its benchmark rate nine times, by 4.75 percentage points, while allowing up to billions in bonds to mature each month without investing the proceeds. U.S. investment-grade corporate bonds (-5.31%) trailed U.S. Treasuries (-4.51%), while commercial mortgage-backed securities (-4.85%) and agencies (-1.82%) also lost ground. Outside the index, leveraged loans (+2.63%) generated a gain, whereas Treasury Inflation-Protected Securities (-6.06%), emerging-markets debt securities (-5.86%) and U.S. high-yield bonds (-3.58%) ended the period in negative territory.
Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:
For the fiscal year ending March 31, 2023, Fidelity Flex Freedom ® Blend Funds posted returns ranging from -4.01% to -6.63%. Each Fund outperformed its Composite index, with the exception of the Fidelity Flex Freedom ® Blend Income Fund and the Fidelity Flex Freedom ® Blend 2005 Fund. Security selection among the underlying investment portfolios contributed to the Funds' performance versus Composite indexes, whereas active asset allocation modestly detracted. More specifically, investments in underlying U.S. equity funds added relative value, especially Fidelity ® Series Large Cap Fund (-1.06%) and Fidelity ® Series Small Cap Opportunities Fund (-5.64%), each of which outpaced its benchmark for the 12 months. Our investments in non-U.S. equity funds also contributed to the Funds' relative results. In particular, Fidelity ® Series Emerging Markets Opportunities Fund (-8.39%) topped the -10.68% result of its benchmark, the MSCI Emerging Markets Index. Conversely, an investment in Fidelity ® Series Blue Chip Growth Fund (-13.83%) detracted, given the U.S. equity fund trailed the -10.90% result of its benchmark, the Russell 1000 ® Growth Index. In terms of active asset allocation, underweighting investment-grade bonds held back the Funds' performance relative to Composites, as this asset class outperformed several others in which the Funds invest. A non-Composite allocation to commodities also detracted, given the -13.09% return for Fidelity ® Series Commodity Strategy Fund. In contrast, positioning in equities boosted the Funds' relative results. An outsized allocation to developed-markets equities helped, as did an underweighting in U.S. equities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Flex® Freedom Blend Income Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.9
Fidelity Series Investment Grade Bond Fund	12.4
Fidelity Series Government Bond Index Fund	12.1
Fidelity Series Investment Grade Securitized Fund	8.5
Fidelity Series Corporate Bond Fund	8.3
Fidelity Series Treasury Bill Index Fund	6.5
Fidelity Series Emerging Markets Opportunities Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series Government Money Market Fund 4.91%	2.3
82.0

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend Income Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 6.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	869	10,399
Fidelity Series Commodity Strategy Fund (a)	60	6,000
Fidelity Series Large Cap Growth Index Fund (a)	424	6,571
Fidelity Series Large Cap Stock Fund (a)	410	7,230
Fidelity Series Large Cap Value Index Fund (a)	972	13,513
Fidelity Series Small Cap Core Fund (a)	8	85
Fidelity Series Small Cap Opportunities Fund (a)	269	3,292
Fidelity Series Value Discovery Fund (a)	343	4,935
TOTAL DOMESTIC EQUITY FUNDS (Cost $49,414)		52,025

International Equity Funds - 11.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	433	5,948
Fidelity Series Emerging Markets Fund (a)	742	6,056
Fidelity Series Emerging Markets Opportunities Fund (a)	2,064	34,000
Fidelity Series International Growth Fund (a)	874	13,804
Fidelity Series International Index Fund (a)	515	5,723
Fidelity Series International Small Cap Fund (a)	281	4,491
Fidelity Series International Value Fund (a)	1,296	13,768
Fidelity Series Overseas Fund (a)	1,149	13,791
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $93,465)		97,581

Bond Funds - 71.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	17,203	163,255
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	621	5,015
Fidelity Series Corporate Bond Fund (a)	7,397	67,683
Fidelity Series Emerging Markets Debt Fund (a)	569	4,185
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	155	1,416
Fidelity Series Floating Rate High Income Fund (a)	91	806
Fidelity Series Government Bond Index Fund (a)	10,630	99,500
Fidelity Series High Income Fund (a)	534	4,368
Fidelity Series International Credit Fund (a)	7	53
Fidelity Series International Developed Markets Bond Index Fund (a)	3,758	32,657
Fidelity Series Investment Grade Bond Fund (a)	10,081	101,721
Fidelity Series Investment Grade Securitized Fund (a)	7,727	69,776
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,105	31,701
Fidelity Series Real Estate Income Fund (a)	157	1,494
TOTAL BOND FUNDS (Cost $597,555)		583,630

Short-Term Funds - 10.6%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.91% (a)(c)	18,411	18,411
Fidelity Series Short-Term Credit Fund (a)	1,565	15,101
Fidelity Series Treasury Bill Index Fund (a)	5,344	53,173
TOTAL SHORT-TERM FUNDS (Cost $86,761)		86,685

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $827,195)	819,921
NET OTHER ASSETS (LIABILITIES) - 0.0%	4
NET ASSETS - 100.0%	819,925

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	24,097	659,630	496,755	7,956	(16,205)	(7,338)	163,255
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	150	20,444	15,537	307	(102)	60	5,015
Fidelity Series Blue Chip Growth Fund	1,939	54,527	44,305	1,369	(2,800)	1,038	10,399
Fidelity Series Canada Fund	1,328	29,166	23,398	188	(915)	(233)	5,948
Fidelity Series Commodity Strategy Fund	2,234	75,975	41,063	24,297	(30,102)	(1,044)	6,000
Fidelity Series Corporate Bond Fund	12,233	258,312	190,430	4,552	(12,233)	(199)	67,683
Fidelity Series Emerging Markets Debt Fund	783	17,544	13,166	497	(998)	22	4,185
Fidelity Series Emerging Markets Debt Local Currency Fund	255	5,660	4,490	-	(147)	138	1,416
Fidelity Series Emerging Markets Fund	952	23,093	16,439	119	(1,509)	(41)	6,056
Fidelity Series Emerging Markets Opportunities Fund	8,577	193,408	156,413	997	(11,682)	110	34,000
Fidelity Series Floating Rate High Income Fund	153	3,489	2,796	111	(44)	4	806
Fidelity Series Government Bond Index Fund	17,110	380,637	284,033	3,547	(14,280)	66	99,500
Fidelity Series Government Money Market Fund 4.91%	3,791	76,948	62,328	914	-	-	18,411
Fidelity Series High Income Fund	909	17,978	13,723	530	(734)	(62)	4,368
Fidelity Series Inflation-Protected Bond Index Fund	3,009	2,623	5,566	20	70	(136)	-
Fidelity Series International Credit Fund	60	3	-	3	-	(10)	53
Fidelity Series International Developed Markets Bond Index Fund	4,735	129,911	99,394	437	(2,665)	70	32,657
Fidelity Series International Growth Fund	2,694	61,436	52,044	449	433	1,285	13,804
Fidelity Series International Index Fund	1,138	25,171	20,567	144	(434)	415	5,723
Fidelity Series International Small Cap Fund	842	17,929	14,010	248	(408)	138	4,491
Fidelity Series International Value Fund	2,710	60,753	48,611	440	(1,717)	633	13,768
Fidelity Series Investment Grade Bond Fund	17,995	390,253	289,763	6,413	(16,003)	(761)	101,721
Fidelity Series Investment Grade Securitized Fund	12,610	272,060	202,305	3,545	(11,938)	(651)	69,776
Fidelity Series Large Cap Growth Index Fund	1,222	33,324	27,863	186	(488)	376	6,571
Fidelity Series Large Cap Stock Fund	1,363	38,859	32,245	1,678	(1,021)	274	7,230
Fidelity Series Large Cap Value Index Fund	2,612	74,708	63,415	481	(328)	(64)	13,513
Fidelity Series Long-Term Treasury Bond Index Fund	5,590	158,040	117,043	1,972	(13,890)	(996)	31,701
Fidelity Series Overseas Fund	2,719	61,462	51,272	237	(396)	1,278	13,791
Fidelity Series Real Estate Income Fund	557	10,998	9,045	514	(887)	(129)	1,494
Fidelity Series Short-Term Credit Fund	3,798	62,061	50,048	591	(841)	131	15,101
Fidelity Series Small Cap Core Fund	-	81	-	-	-	4	85
Fidelity Series Small Cap Opportunities Fund	656	16,199	13,231	635	(456)	124	3,292
Fidelity Series Treasury Bill Index Fund	11,373	209,609	167,231	2,774	(469)	(109)	53,173
Fidelity Series Value Discovery Fund	965	26,736	22,722	256	125	(169)	4,935
	151,159	3,469,027	2,651,251	66,407	(143,064)	(5,776)	819,921

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	52,025	52,025	-	-

International Equity Funds	97,581	97,581	-	-

Bond Funds	583,630	583,630	-	-

Short-Term Funds	86,685	86,685	-	-
Total Investments in Securities:	819,921	819,921	-	-

Fidelity Flex® Freedom Blend Income Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $827,195)	$819,921

Total Investment in Securities (cost $827,195)		$819,921
Cash		3
Receivable for investments sold		9,452
Receivable for fund shares sold		1,115
Total assets		830,491
Liabilities
Payable for investments purchased	$10,384
Payable for fund shares redeemed	182
Total Liabilities		10,566
Net Assets		$819,925
Net Assets consist of:
Paid in capital		$964,671
Total accumulated earnings (loss)		(144,746)
Net Assets		$819,925
Net Asset Value , offering price and redemption price per share ($819,925 ÷ 88,614 shares)		$9.25

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$62,129
Expenses
Independent trustees' fees and expenses	$6
Total Expenses		6
Net Investment income (loss)		62,123
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(143,064)
Capital gain distributions from underlying funds:
Affiliated issuers	4,278
Total net realized gain (loss)		(138,786)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(5,776)
Total change in net unrealized appreciation (depreciation)		(5,776)
Net gain (loss)		(144,562)
Net increase (decrease) in net assets resulting from operations		$(82,439)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,123	$3,509
Net realized gain (loss)	(138,786)	3,300
Change in net unrealized appreciation (depreciation)	(5,776)	(8,484)
Net increase (decrease) in net assets resulting from operations	(82,439)	(1,675)
Distributions to shareholders	(62,185)	(6,523)
Share transactions
Proceeds from sales of shares	3,213,723	32,567
Reinvestment of distributions	62,185	6,523
Cost of shares redeemed	(2,462,521)	(2,952)
Net increase (decrease) in net assets resulting from share transactions	813,387	36,138
Total increase (decrease) in net assets	668,763	27,940

Net Assets
Beginning of period	151,162	123,222
End of period	$819,925	$151,162

Other Information
Shares
Sold	337,023	3,057
Issued in reinvestment of distributions	6,894	610
Redeemed	(270,190)	(275)
Net increase (decrease)	73,727	3,392

Financial Highlights
Fidelity Flex® Freedom Blend Income Fund

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.15	$10.72	$9.79	$10.01	$10.09
Income from Investment Operations
Net investment income (loss) A,B	.35	.28	.14	.23	.25
Net realized and unrealized gain (loss)	(.77)	(.33)	1.11	- C	.10
Total from investment operations	(.42)	(.05)	1.25	.23	.35
Distributions from net investment income	(.36)	(.28)	(.15)	(.24)	(.25)
Distributions from net realized gain	(.12)	(.24)	(.17)	(.21)	(.18)
Total distributions	(.48)	(.52)	(.32)	(.45)	(.43)
Net asset value, end of period	$9.25	$10.15	$10.72	$9.79	$10.01
Total Return	(4.01)%	(.61)%	12.84%	2.17%	3.63%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	-%	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	3.83%	2.62%	1.37%	2.31%	2.51%
Supplemental Data
Net assets, end of period (000 omitted)	$820	$151	$123	$109	$107
Portfolio turnover rate G	178%	36%	25%	63%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount represents less than .005%.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2005 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.3
Fidelity Series Investment Grade Bond Fund	12.3
Fidelity Series Government Bond Index Fund	12.0
Fidelity Series Investment Grade Securitized Fund	8.4
Fidelity Series Corporate Bond Fund	8.2
Fidelity Series Treasury Bill Index Fund	6.4
Fidelity Series Emerging Markets Opportunities Fund	4.3
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series Government Money Market Fund 4.91%	2.2
81.0

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2005 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 6.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	3,788	45,347
Fidelity Series Commodity Strategy Fund (a)	241	24,003
Fidelity Series Large Cap Growth Index Fund (a)	1,859	28,782
Fidelity Series Large Cap Stock Fund (a)	1,786	31,525
Fidelity Series Large Cap Value Index Fund (a)	4,236	58,883
Fidelity Series Small Cap Core Fund (a)	38	384
Fidelity Series Small Cap Opportunities Fund (a)	1,174	14,375
Fidelity Series Value Discovery Fund (a)	1,495	21,528
TOTAL DOMESTIC EQUITY FUNDS (Cost $229,703)		224,827

International Equity Funds - 12.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,787	24,550
Fidelity Series Emerging Markets Fund (a)	2,770	22,605
Fidelity Series Emerging Markets Opportunities Fund (a)	8,548	140,790
Fidelity Series International Growth Fund (a)	3,608	56,976
Fidelity Series International Index Fund (a)	2,124	23,622
Fidelity Series International Small Cap Fund (a)	1,176	18,824
Fidelity Series International Value Fund (a)	5,351	56,827
Fidelity Series Overseas Fund (a)	4,743	56,920
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $389,962)		401,114

Bond Funds - 70.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	66,657	632,577
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	3,538	28,551
Fidelity Series Corporate Bond Fund (a)	29,251	267,644
Fidelity Series Emerging Markets Debt Fund (a)	2,271	16,693
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	619	5,651
Fidelity Series Floating Rate High Income Fund (a)	363	3,217
Fidelity Series Government Bond Index Fund (a)	42,043	393,525
Fidelity Series High Income Fund (a)	2,130	17,422
Fidelity Series International Credit Fund (a)	7	54
Fidelity Series International Developed Markets Bond Index Fund (a)	14,995	130,309
Fidelity Series Investment Grade Bond Fund (a)	39,873	402,318
Fidelity Series Investment Grade Securitized Fund (a)	30,557	275,926
Fidelity Series Long-Term Treasury Bond Index Fund (a)	20,478	127,170
Fidelity Series Real Estate Income Fund (a)	633	6,015
TOTAL BOND FUNDS (Cost $2,379,275)		2,307,072

Short-Term Funds - 10.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.91% (a)(c)	73,170	73,170
Fidelity Series Short-Term Credit Fund (a)	5,893	56,869
Fidelity Series Treasury Bill Index Fund (a)	21,007	209,020
TOTAL SHORT-TERM FUNDS (Cost $339,505)		339,059

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,338,445)	3,272,072
NET OTHER ASSETS (LIABILITIES) - 0.0%	3
NET ASSETS - 100.0%	3,272,075

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19,241	852,220	202,005	29,826	(4,260)	(31,963)	632,577
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	949	52,289	22,171	2,087	(1,415)	(1,101)	28,551
Fidelity Series Blue Chip Growth Fund	2,135	84,965	43,952	2,029	(1,485)	3,684	45,347
Fidelity Series Canada Fund	1,294	41,474	16,338	784	(936)	(944)	24,550
Fidelity Series Commodity Strategy Fund	1,950	99,194	37,421	29,528	(26,592)	(13,128)	24,003
Fidelity Series Corporate Bond Fund	10,394	346,312	79,730	8,045	(4,004)	(5,328)	267,644
Fidelity Series Emerging Markets Debt Fund	682	23,143	6,154	871	(489)	(489)	16,693
Fidelity Series Emerging Markets Debt Local Currency Fund	222	7,345	2,284	-	(85)	453	5,651
Fidelity Series Emerging Markets Fund	869	33,895	10,875	483	(744)	(540)	22,605
Fidelity Series Emerging Markets Opportunities Fund	7,826	262,322	119,543	4,045	(6,480)	(3,335)	140,790
Fidelity Series Floating Rate High Income Fund	133	4,754	1,634	210	(24)	(12)	3,217
Fidelity Series Government Bond Index Fund	14,540	500,162	111,111	6,585	(4,464)	(5,602)	393,525
Fidelity Series Government Money Market Fund 4.91%	3,104	106,567	36,501	1,871	-	-	73,170
Fidelity Series High Income Fund	793	24,108	6,572	981	(302)	(605)	17,422
Fidelity Series Inflation-Protected Bond Index Fund	2,514	5,515	7,968	14	53	(114)	-
Fidelity Series International Credit Fund	61	3	-	3	-	(10)	54
Fidelity Series International Developed Markets Bond Index Fund	4,108	172,961	44,361	934	(1,294)	(1,105)	130,309
Fidelity Series International Growth Fund	2,584	88,172	38,597	1,877	(171)	4,988	56,976
Fidelity Series International Index Fund	1,099	35,585	14,225	602	(580)	1,743	23,622
Fidelity Series International Small Cap Fund	805	26,361	8,355	1,034	(360)	373	18,824
Fidelity Series International Value Fund	2,609	88,824	34,875	1,838	(2,049)	2,318	56,827
Fidelity Series Investment Grade Bond Fund	15,293	515,287	115,445	11,610	(4,926)	(7,891)	402,318
Fidelity Series Investment Grade Securitized Fund	10,715	355,932	79,911	6,672	(3,699)	(7,111)	275,926
Fidelity Series Large Cap Growth Index Fund	1,346	52,167	26,815	434	(149)	2,233	28,782
Fidelity Series Large Cap Stock Fund	1,501	60,145	29,792	2,802	(1,230)	901	31,525
Fidelity Series Large Cap Value Index Fund	2,876	116,544	58,964	2,189	(1,083)	(490)	58,883
Fidelity Series Long-Term Treasury Bond Index Fund	4,944	208,502	74,369	3,569	(4,649)	(7,258)	127,170
Fidelity Series Overseas Fund	2,598	87,497	37,937	989	(629)	5,391	56,920
Fidelity Series Real Estate Income Fund	484	15,568	8,765	793	(680)	(592)	6,015
Fidelity Series Short-Term Credit Fund	3,109	77,355	23,395	1,041	(353)	153	56,869
Fidelity Series Small Cap Core Fund	-	368	-	-	-	16	384
Fidelity Series Small Cap Opportunities Fund	723	25,191	11,596	959	(237)	294	14,375
Fidelity Series Treasury Bill Index Fund	9,312	294,614	94,221	5,574	(163)	(522)	209,020
Fidelity Series Value Discovery Fund	1,063	42,347	20,872	1,126	(215)	(795)	21,528
	131,876	4,707,688	1,426,754	131,405	(73,694)	(66,388)	3,272,072

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	224,827	224,827	-	-

International Equity Funds	401,114	401,114	-	-

Bond Funds	2,307,072	2,307,072	-	-

Short-Term Funds	339,059	339,059	-	-
Total Investments in Securities:	3,272,072	3,272,072	-	-

Fidelity Flex® Freedom Blend 2005 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $3,338,445)	$3,272,072

Total Investment in Securities (cost $3,338,445)		$3,272,072
Receivable for investments sold		41,609
Receivable for fund shares sold		834
Total assets		3,314,515
Liabilities
Payable for investments purchased	$42,440
Total Liabilities		42,440
Net Assets		$3,272,075
Net Assets consist of:
Paid in capital		$3,386,758
Total accumulated earnings (loss)		(114,683)
Net Assets		$3,272,075
Net Asset Value , offering price and redemption price per share ($3,272,075 ÷ 352,277 shares)		$9.29

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$122,825
Expenses
Independent trustees' fees and expenses	$9
Total Expenses		9
Net Investment income (loss)		122,816
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(73,694)
Capital gain distributions from underlying funds:
Affiliated issuers	8,580
Total net realized gain (loss)		(65,114)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(66,388)
Total change in net unrealized appreciation (depreciation)		(66,388)
Net gain (loss)		(131,502)
Net increase (decrease) in net assets resulting from operations		$(8,686)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$122,816	$3,465
Net realized gain (loss)	(65,114)	3,933
Change in net unrealized appreciation (depreciation)	(66,388)	(7,949)
Net increase (decrease) in net assets resulting from operations	(8,686)	(551)
Distributions to shareholders	(107,738)	(7,262)
Share transactions
Proceeds from sales of shares	4,094,769	6,698
Reinvestment of distributions	107,738	7,262
Cost of shares redeemed	(945,885)	(673)
Net increase (decrease) in net assets resulting from share transactions	3,256,622	13,287
Total increase (decrease) in net assets	3,140,198	5,474

Net Assets
Beginning of period	131,877	126,403
End of period	$3,272,075	$131,877

Other Information
Shares
Sold	429,055	633
Issued in reinvestment of distributions	11,982	676
Redeemed	(101,671)	(61)
Net increase (decrease)	339,366	1,248

Financial Highlights
Fidelity Flex® Freedom Blend 2005 Fund

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$10.84	$9.70	$10.05	$10.21
Income from Investment Operations
Net investment income (loss) A,B	.40	.29	.15	.24	.25
Net realized and unrealized gain (loss)	(.83)	(.31)	1.36	(.09)	.08
Total from investment operations	(.43)	(.02)	1.51	.15	.33
Distributions from net investment income	(.33)	(.29)	(.16)	(.25)	(.25)
Distributions from net realized gain	(.15)	(.32)	(.21)	(.25)	(.24)
Total distributions	(.49) C	(.61)	(.37)	(.50)	(.49)
Net asset value, end of period	$9.29	$10.21	$10.84	$9.70	$10.05
Total Return	(4.12)%	(.41)%	15.70%	1.29%	3.43%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	-%	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	4.32%	2.64%	1.39%	2.31%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$3,272	$132	$126	$109	$108
Portfolio turnover rate G	52%	36%	25%	65%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount represents less than .005%.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2010 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13.7
Fidelity Series Investment Grade Bond Fund	11.2
Fidelity Series Government Bond Index Fund	11.0
Fidelity Series Investment Grade Securitized Fund	7.7
Fidelity Series Corporate Bond Fund	7.5
Fidelity Series Emerging Markets Opportunities Fund	5.1
Fidelity Series Treasury Bill Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.5
72.7

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2010 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 12.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	12,655	151,478
Fidelity Series Commodity Strategy Fund (a)	430	42,713
Fidelity Series Large Cap Growth Index Fund (a)	6,200	95,981
Fidelity Series Large Cap Stock Fund (a)	5,947	104,970
Fidelity Series Large Cap Value Index Fund (a)	14,101	196,003
Fidelity Series Small Cap Core Fund (a)	127	1,275
Fidelity Series Small Cap Opportunities Fund (a)	3,914	47,901
Fidelity Series Value Discovery Fund (a)	4,980	71,706
TOTAL DOMESTIC EQUITY FUNDS (Cost $719,042)		712,027

International Equity Funds - 15.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	4,303	59,125
Fidelity Series Emerging Markets Fund (a)	6,061	49,454
Fidelity Series Emerging Markets Opportunities Fund (a)	18,079	297,761
Fidelity Series International Growth Fund (a)	8,690	137,221
Fidelity Series International Index Fund (a)	5,116	56,893
Fidelity Series International Small Cap Fund (a)	2,788	44,634
Fidelity Series International Value Fund (a)	12,887	136,857
Fidelity Series Overseas Fund (a)	11,423	137,078
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $891,353)		919,023

Bond Funds - 64.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	84,324	800,234
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	25,166	203,090
Fidelity Series Corporate Bond Fund (a)	47,498	434,611
Fidelity Series Emerging Markets Debt Fund (a)	4,032	29,633
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	1,101	10,052
Fidelity Series Floating Rate High Income Fund (a)	645	5,719
Fidelity Series Government Bond Index Fund (a)	68,272	639,024
Fidelity Series High Income Fund (a)	3,786	30,971
Fidelity Series International Credit Fund (a)	7	55
Fidelity Series International Developed Markets Bond Index Fund (a)	26,674	231,799
Fidelity Series Investment Grade Bond Fund (a)	64,748	653,312
Fidelity Series Investment Grade Securitized Fund (a)	49,619	448,061
Fidelity Series Long-Term Treasury Bond Index Fund (a)	38,697	240,310
Fidelity Series Real Estate Income Fund (a)	1,128	10,718
TOTAL BOND FUNDS (Cost $3,857,000)		3,737,589

Short-Term Funds - 7.8%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.91% (a)(c)	100,920	100,920
Fidelity Series Short-Term Credit Fund (a)	7,377	71,188
Fidelity Series Treasury Bill Index Fund (a)	28,504	283,615
TOTAL SHORT-TERM FUNDS (Cost $456,189)		455,723

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,923,584)	5,824,362
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	5,824,363

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13,662	1,436,524	596,403	41,837	(10,997)	(41,634)	800,234
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,813	392,997	169,278	14,423	(7,520)	(16,922)	203,090
Fidelity Series Blue Chip Growth Fund	3,773	327,030	184,667	6,922	(5,691)	11,033	151,478
Fidelity Series Canada Fund	1,732	128,500	64,895	2,090	(3,971)	(2,241)	59,125
Fidelity Series Commodity Strategy Fund	1,998	226,130	102,647	59,091	(54,027)	(28,741)	42,713
Fidelity Series Corporate Bond Fund	9,674	746,168	306,133	14,103	(7,299)	(7,799)	434,611
Fidelity Series Emerging Markets Debt Fund	697	54,768	23,675	1,687	(1,218)	(939)	29,633
Fidelity Series Emerging Markets Debt Local Currency Fund	227	17,515	8,358	-	(131)	799	10,052
Fidelity Series Emerging Markets Fund	1,026	91,354	39,844	1,113	(1,981)	(1,101)	49,454
Fidelity Series Emerging Markets Opportunities Fund	9,243	723,713	409,570	9,340	(19,149)	(6,476)	297,761
Fidelity Series Floating Rate High Income Fund	137	11,756	6,045	401	(106)	(23)	5,719
Fidelity Series Government Bond Index Fund	13,533	1,093,074	454,042	11,518	(5,092)	(8,449)	639,024
Fidelity Series Government Money Market Fund 4.91%	2,376	188,628	90,084	2,686	-	-	100,920
Fidelity Series High Income Fund	810	57,475	25,161	1,901	(1,087)	(1,066)	30,971
Fidelity Series Inflation-Protected Bond Index Fund	2,167	12,409	14,496	16	15	(95)	-
Fidelity Series International Credit Fund	62	3	-	3	-	(10)	55
Fidelity Series International Developed Markets Bond Index Fund	4,214	417,173	186,213	1,901	(1,539)	(1,836)	231,799
Fidelity Series International Growth Fund	3,458	270,724	147,833	5,006	(1,181)	12,053	137,221
Fidelity Series International Index Fund	1,472	110,785	57,713	1,605	(1,833)	4,182	56,893
Fidelity Series International Small Cap Fund	1,077	82,215	37,897	2,756	(1,629)	868	44,634
Fidelity Series International Value Fund	3,493	270,379	135,384	4,901	(7,278)	5,647	136,857
Fidelity Series Investment Grade Bond Fund	14,232	1,123,759	465,174	20,333	(7,621)	(11,884)	653,312
Fidelity Series Investment Grade Securitized Fund	9,972	779,706	325,620	11,662	(5,017)	(10,980)	448,061
Fidelity Series Large Cap Growth Index Fund	2,378	201,813	114,988	1,750	(913)	7,691	95,981
Fidelity Series Large Cap Stock Fund	2,652	229,747	125,471	8,819	(4,617)	2,659	104,970
Fidelity Series Large Cap Value Index Fund	5,082	435,366	236,620	8,015	(6,072)	(1,753)	196,003
Fidelity Series Long-Term Treasury Bond Index Fund	5,328	515,194	259,085	7,271	(7,213)	(13,914)	240,310
Fidelity Series Overseas Fund	3,477	267,699	144,605	2,636	(2,647)	13,154	137,078
Fidelity Series Real Estate Income Fund	496	35,814	23,063	1,569	(1,388)	(1,141)	10,718
Fidelity Series Short-Term Credit Fund	2,381	133,213	64,247	1,410	(363)	204	71,188
Fidelity Series Small Cap Core Fund	-	1,222	-	-	-	53	1,275
Fidelity Series Small Cap Opportunities Fund	1,277	102,156	55,036	3,269	(1,463)	967	47,901
Fidelity Series Treasury Bill Index Fund	7,129	515,921	238,519	7,878	(304)	(612)	283,615
Fidelity Series Value Discovery Fund	1,878	161,303	87,056	4,255	(1,845)	(2,574)	71,706
	134,926	11,162,233	5,199,822	262,167	(171,177)	(100,880)	5,824,362

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	712,027	712,027	-	-

International Equity Funds	919,023	919,023	-	-

Bond Funds	3,737,589	3,737,589	-	-

Short-Term Funds	455,723	455,723	-	-
Total Investments in Securities:	5,824,362	5,824,362	-	-

Fidelity Flex® Freedom Blend 2010 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $5,923,584)	$5,824,362

Total Investment in Securities (cost $5,923,584)		$5,824,362
Receivable for investments sold		80,909
Receivable for fund shares sold		3,794
Total assets		5,909,065
Liabilities
Payable for investments purchased	$81,761
Payable for fund shares redeemed	2,941
Total Liabilities		84,702
Net Assets		$5,824,363
Net Assets consist of:
Paid in capital		$6,043,956
Total accumulated earnings (loss)		(219,593)
Net Assets		$5,824,363
Net Asset Value , offering price and redemption price per share ($5,824,363 ÷ 622,581 shares)		$9.36

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$235,030
Expenses
Independent trustees' fees and expenses	$18
Total Expenses		18
Net Investment income (loss)		235,012
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(171,177)
Capital gain distributions from underlying funds:
Affiliated issuers	27,137
Total net realized gain (loss)		(144,040)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(100,880)
Total change in net unrealized appreciation (depreciation)		(100,880)
Net gain (loss)		(244,920)
Net increase (decrease) in net assets resulting from operations		$(9,908)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$235,012	$3,639
Net realized gain (loss)	(144,040)	4,950
Change in net unrealized appreciation (depreciation)	(100,880)	(8,545)
Net increase (decrease) in net assets resulting from operations	(9,908)	44
Distributions to shareholders	(213,337)	(8,595)
Share transactions
Proceeds from sales of shares	9,838,265	3,866
Reinvestment of distributions	213,337	8,595
Cost of shares redeemed	(4,138,919)	(40)
Net increase (decrease) in net assets resulting from share transactions	5,912,683	12,421
Total increase (decrease) in net assets	5,689,438	3,870

Net Assets
Beginning of period	134,925	131,055
End of period	$5,824,363	$134,925

Other Information
Shares
Sold	1,028,908	361
Issued in reinvestment of distributions	23,686	784
Redeemed	(443,008)	(4)
Net increase (decrease)	609,586	1,141

Financial Highlights
Fidelity Flex® Freedom Blend 2010 Fund

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.38	$11.06	$9.52	$10.07	$10.28
Income from Investment Operations
Net investment income (loss) A,B	.39	.30	.15	.24	.25
Net realized and unrealized gain (loss)	(.90)	(.27)	1.82	(.24)	.07
Total from investment operations	(.51)	.03	1.97	- C	.32
Distributions from net investment income	(.33)	(.30)	(.17)	(.25)	(.25)
Distributions from net realized gain	(.18)	(.41)	(.27)	(.30)	(.29)
Total distributions	(.51)	(.71)	(.43) D	(.55)	(.53) D
Net asset value, end of period	$9.36	$10.38	$11.06	$9.52	$10.07
Total Return	(4.76)%	.02%	20.94%	(.34)%	3.40%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-%	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	4.27%	2.67%	1.45%	2.32%	2.46%
Supplemental Data
Net assets, end of period (000 omitted)	$5,824	$135	$131	$108	$109
Portfolio turnover rate H	98%	33%	26%	65%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2015 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	10.1
Fidelity Series Government Bond Index Fund	9.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	8.2
Fidelity Series Investment Grade Securitized Fund	6.9
Fidelity Series Corporate Bond Fund	6.7
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.1
Fidelity Series Emerging Markets Opportunities Fund	6.0
Fidelity Series Large Cap Value Index Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
Fidelity Series International Developed Markets Bond Index Fund	4.0
67.3

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2015 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 17.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	35,617	426,337
Fidelity Series Commodity Strategy Fund (a)	815	81,077
Fidelity Series Large Cap Growth Index Fund (a)	17,449	270,117
Fidelity Series Large Cap Stock Fund (a)	16,749	295,613
Fidelity Series Large Cap Value Index Fund (a)	39,695	551,767
Fidelity Series Small Cap Core Fund (a)	354	3,567
Fidelity Series Small Cap Opportunities Fund (a)	11,032	135,029
Fidelity Series Value Discovery Fund (a)	14,029	202,014
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,958,874)		1,965,521

International Equity Funds - 19.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	10,381	142,630
Fidelity Series Emerging Markets Fund (a)	12,526	102,210
Fidelity Series Emerging Markets Opportunities Fund (a)	40,672	669,860
Fidelity Series International Growth Fund (a)	20,965	331,035
Fidelity Series International Index Fund (a)	12,343	137,254
Fidelity Series International Small Cap Fund (a)	6,658	106,602
Fidelity Series International Value Fund (a)	31,088	330,158
Fidelity Series Overseas Fund (a)	27,558	330,695
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,086,776)		2,150,444

Bond Funds - 57.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	95,072	902,233
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	83,750	675,860
Fidelity Series Corporate Bond Fund (a)	81,563	746,303
Fidelity Series Emerging Markets Debt Fund (a)	7,669	56,365
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	2,091	19,087
Fidelity Series Floating Rate High Income Fund (a)	1,224	10,860
Fidelity Series Government Bond Index Fund (a)	117,242	1,097,385
Fidelity Series High Income Fund (a)	7,191	58,821
Fidelity Series International Credit Fund (a)	7	55
Fidelity Series International Developed Markets Bond Index Fund (a)	50,647	440,119
Fidelity Series Investment Grade Bond Fund (a)	111,188	1,121,884
Fidelity Series Investment Grade Securitized Fund (a)	85,207	769,416
Fidelity Series Long-Term Treasury Bond Index Fund (a)	77,598	481,886
Fidelity Series Real Estate Income Fund (a)	2,152	20,440
TOTAL BOND FUNDS (Cost $6,619,648)		6,400,714

Short-Term Funds - 5.0%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.91% (a)(c)	128,329	128,329
Fidelity Series Short-Term Credit Fund (a)	7,447	71,868
Fidelity Series Treasury Bill Index Fund (a)	35,042	348,667
TOTAL SHORT-TERM FUNDS (Cost $549,298)		548,864

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,214,596)	11,065,543
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	11,065,545

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9,607	1,558,115	606,388	43,605	(12,289)	(45,854)	902,233
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8,300	1,273,314	517,196	44,116	(23,943)	(64,615)	675,860
Fidelity Series Blue Chip Growth Fund	6,799	853,707	449,124	20,404	(16,021)	30,976	426,337
Fidelity Series Canada Fund	2,683	299,543	145,387	4,745	(9,111)	(5,098)	142,630
Fidelity Series Commodity Strategy Fund	2,518	443,979	197,292	123,416	(119,323)	(48,805)	81,077
Fidelity Series Corporate Bond Fund	10,953	1,280,558	509,531	24,529	(22,029)	(13,648)	746,303
Fidelity Series Emerging Markets Debt Fund	875	102,947	42,598	3,274	(2,998)	(1,861)	56,365
Fidelity Series Emerging Markets Debt Local Currency Fund	285	32,719	14,853	-	(553)	1,489	19,087
Fidelity Series Emerging Markets Fund	1,467	194,973	84,524	2,282	(7,047)	(2,659)	102,210
Fidelity Series Emerging Markets Opportunities Fund	13,222	1,546,277	812,943	19,234	(58,750)	(17,946)	669,860
Fidelity Series Floating Rate High Income Fund	172	21,610	10,710	771	(168)	(44)	10,860
Fidelity Series Government Bond Index Fund	15,320	1,872,883	753,937	19,916	(22,242)	(14,639)	1,097,385
Fidelity Series Government Money Market Fund 4.91%	1,928	233,594	107,193	3,180	-	-	128,329
Fidelity Series High Income Fund	1,020	108,349	46,493	3,664	(2,022)	(2,033)	58,821
Fidelity Series Inflation-Protected Bond Index Fund	2,274	24,097	26,249	27	(24)	(98)	-
Fidelity Series International Credit Fund	62	3	-	3	-	(10)	55
Fidelity Series International Developed Markets Bond Index Fund	5,364	776,716	331,710	3,491	(6,702)	(3,549)	440,119
Fidelity Series International Growth Fund	5,379	633,421	332,108	11,366	(4,970)	29,313	331,035
Fidelity Series International Index Fund	2,277	256,612	125,638	3,645	(6,229)	10,232	137,254
Fidelity Series International Small Cap Fund	1,682	189,961	82,644	6,258	(4,403)	2,006	106,602
Fidelity Series International Value Fund	5,454	628,985	297,336	11,130	(20,886)	13,941	330,158
Fidelity Series Investment Grade Bond Fund	16,115	1,925,116	771,701	35,266	(27,477)	(20,169)	1,121,884
Fidelity Series Investment Grade Securitized Fund	11,291	1,335,167	537,916	20,127	(20,181)	(18,945)	769,416
Fidelity Series Large Cap Growth Index Fund	4,286	528,331	281,480	4,650	(2,957)	21,937	270,117
Fidelity Series Large Cap Stock Fund	4,780	606,910	311,217	25,740	(12,543)	7,683	295,613
Fidelity Series Large Cap Value Index Fund	9,158	1,139,070	578,080	21,238	(12,536)	(5,845)	551,767
Fidelity Series Long-Term Treasury Bond Index Fund	7,061	1,016,350	483,604	14,795	(29,357)	(28,564)	481,886
Fidelity Series Overseas Fund	5,427	630,927	328,081	5,986	(9,979)	32,401	330,695
Fidelity Series Real Estate Income Fund	622	64,760	39,674	3,144	(3,028)	(2,240)	20,440
Fidelity Series Short-Term Credit Fund	1,932	149,419	78,734	1,373	(931)	182	71,868
Fidelity Series Small Cap Core Fund	-	3,416	-	-	-	151	3,567
Fidelity Series Small Cap Opportunities Fund	2,301	276,680	144,027	9,595	(2,619)	2,694	135,029
Fidelity Series Treasury Bill Index Fund	5,785	687,610	343,506	9,320	(655)	(567)	348,667
Fidelity Series Value Discovery Fund	3,384	428,301	219,024	11,255	(3,182)	(7,465)	202,014
	169,783	21,124,420	9,610,898	511,545	(465,155)	(151,649)	11,065,543

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,965,521	1,965,521	-	-

International Equity Funds	2,150,444	2,150,444	-	-

Bond Funds	6,400,714	6,400,714	-	-

Short-Term Funds	548,864	548,864	-	-
Total Investments in Securities:	11,065,543	11,065,543	-	-

Fidelity Flex® Freedom Blend 2015 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $11,214,596)	$11,065,543

Total Investment in Securities (cost $11,214,596)		$11,065,543
Receivable for investments sold		164,472
Receivable for fund shares sold		4,062
Total assets		11,234,077
Liabilities
Payable for investments purchased	$168,513
Payable for fund shares redeemed	19
Total Liabilities		168,532
Net Assets		$11,065,545
Net Assets consist of:
Paid in capital		$11,568,755
Total accumulated earnings (loss)		(503,210)
Net Assets		$11,065,545
Net Asset Value , offering price and redemption price per share ($11,065,545 ÷ 1,168,496 shares)		$9.47

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$437,308
Expenses
Independent trustees' fees and expenses	$36
Total Expenses		36
Net Investment income (loss)		437,272
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(465,155)
Capital gain distributions from underlying funds:
Affiliated issuers	74,237
Total net realized gain (loss)		(390,918)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(151,649)
Total change in net unrealized appreciation (depreciation)		(151,649)
Net gain (loss)		(542,567)
Net increase (decrease) in net assets resulting from operations		$(105,295)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$437,272	$4,117
Net realized gain (loss)	(390,918)	5,749
Change in net unrealized appreciation (depreciation)	(151,649)	(10,063)
Net increase (decrease) in net assets resulting from operations	(105,295)	(197)
Distributions to shareholders	(402,792)	(9,990)
Share transactions
Proceeds from sales of shares	18,669,451	34,434
Reinvestment of distributions	402,792	9,990
Cost of shares redeemed	(7,668,393)	(233)
Net increase (decrease) in net assets resulting from share transactions	11,403,850	44,191
Total increase (decrease) in net assets	10,895,763	34,004

Net Assets
Beginning of period	169,782	135,778
End of period	$11,065,545	$169,782

Other Information
Shares
Sold	1,925,402	3,087
Issued in reinvestment of distributions	44,434	887
Redeemed	(817,321)	(21)
Net increase (decrease)	1,152,515	3,953

Financial Highlights
Fidelity Flex® Freedom Blend 2015 Fund

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.62	$11.29	$9.35	$10.09	$10.35
Income from Investment Operations
Net investment income (loss) A,B	.38	.31	.16	.24	.24
Net realized and unrealized gain (loss)	(.98)	(.22)	2.27	(.39)	.08
Total from investment operations	(.60)	.09	2.43	(.15)	.32
Distributions from net investment income	(.37)	(.30)	(.17)	(.25)	(.24)
Distributions from net realized gain	(.18)	(.46)	(.31)	(.34)	(.33)
Total distributions	(.55)	(.76)	(.49) C	(.59)	(.58) C
Net asset value, end of period	$9.47	$10.62	$11.29	$9.35	$10.09
Total Return	(5.53)%	.49%	26.24%	(1.91)%	3.37%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	-%	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	4.09%	2.72%	1.50%	2.34%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$11,066	$170	$136	$108	$110
Portfolio turnover rate G	93%	32%	26%	66%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount represents less than .005%.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2020 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	9.0
Fidelity Series Government Bond Index Fund	8.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.7
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Large Cap Value Index Fund	6.6
Fidelity Series Investment Grade Securitized Fund	6.2
Fidelity Series Corporate Bond Fund	6.0
Fidelity Series Blue Chip Growth Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
Fidelity Series International Developed Markets Bond Index Fund	4.0
66.1

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2020 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 23.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	182,351	2,182,739
Fidelity Series Commodity Strategy Fund (a)	3,147	312,969
Fidelity Series Large Cap Growth Index Fund (a)	89,327	1,382,788
Fidelity Series Large Cap Stock Fund (a)	85,777	1,513,961
Fidelity Series Large Cap Value Index Fund (a)	203,257	2,825,268
Fidelity Series Small Cap Core Fund (a)	1,818	18,303
Fidelity Series Small Cap Opportunities Fund (a)	56,526	691,884
Fidelity Series Value Discovery Fund (a)	71,861	1,034,806
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,845,907)		9,962,718

International Equity Funds - 23.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	48,658	668,562
Fidelity Series Emerging Markets Fund (a)	54,302	443,103
Fidelity Series Emerging Markets Opportunities Fund (a)	180,205	2,967,981
Fidelity Series International Growth Fund (a)	98,273	1,551,725
Fidelity Series International Index Fund (a)	57,859	643,390
Fidelity Series International Small Cap Fund (a)	31,016	496,568
Fidelity Series International Value Fund (a)	145,728	1,547,632
Fidelity Series Overseas Fund (a)	129,179	1,550,149
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,567,315)		9,869,110

Bond Funds - 51.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	115,498	1,096,072
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	460,454	3,715,860
Fidelity Series Corporate Bond Fund (a)	281,458	2,575,337
Fidelity Series Emerging Markets Debt Fund (a)	29,584	217,445
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	8,068	73,664
Fidelity Series Floating Rate High Income Fund (a)	4,724	41,901
Fidelity Series Government Bond Index Fund (a)	404,589	3,786,953
Fidelity Series High Income Fund (a)	27,743	226,941
Fidelity Series International Credit Fund (a)	9	67
Fidelity Series International Developed Markets Bond Index Fund (a)	195,468	1,698,613
Fidelity Series Investment Grade Bond Fund (a)	383,696	3,871,495
Fidelity Series Investment Grade Securitized Fund (a)	294,032	2,655,110
Fidelity Series Long-Term Treasury Bond Index Fund (a)	316,106	1,963,019
Fidelity Series Real Estate Income Fund (a)	8,299	78,843
TOTAL BOND FUNDS (Cost $22,840,839)		22,001,320

Short-Term Funds - 2.1%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.91% (a)(c)	251,920	251,920
Fidelity Series Short-Term Credit Fund (a)	3,538	34,144
Fidelity Series Treasury Bill Index Fund (a)	61,887	615,779
TOTAL SHORT-TERM FUNDS (Cost $901,848)		901,843

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $43,155,909)	42,734,991
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	42,734,992

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2,970	1,398,231	251,641	47,481	(5,386)	(47,059)	1,096,072
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	18,212	5,680,554	1,540,851	240,196	(67,424)	(374,631)	3,715,860
Fidelity Series Blue Chip Growth Fund	13,744	3,402,051	1,334,645	88,616	(51,401)	152,990	2,182,739
Fidelity Series Canada Fund	4,972	1,146,647	431,645	22,060	(26,040)	(25,372)	668,562
Fidelity Series Commodity Strategy Fund	3,900	1,445,176	573,763	416,300	(418,711)	(143,633)	312,969
Fidelity Series Corporate Bond Fund	14,991	3,672,909	1,020,374	76,686	(36,381)	(55,808)	2,575,337
Fidelity Series Emerging Markets Debt Fund	1,351	323,196	93,360	11,461	(6,252)	(7,490)	217,445
Fidelity Series Emerging Markets Debt Local Currency Fund	440	102,761	34,113	-	(1,044)	5,620	73,664
Fidelity Series Emerging Markets Fund	2,546	698,673	232,683	9,875	(13,688)	(11,745)	443,103
Fidelity Series Emerging Markets Opportunities Fund	22,940	5,512,573	2,365,859	83,470	(124,499)	(77,174)	2,967,981
Fidelity Series Floating Rate High Income Fund	265	62,127	19,873	2,758	(356)	(262)	41,901
Fidelity Series Government Bond Index Fund	20,971	5,362,518	1,499,638	62,857	(42,496)	(54,402)	3,786,953
Fidelity Series Government Money Market Fund 4.91%	1,348	565,593	315,021	5,290	-	-	251,920
Fidelity Series High Income Fund	1,580	342,535	103,720	12,952	(5,217)	(8,237)	226,941
Fidelity Series Inflation-Protected Bond Index Fund	2,897	65,485	68,068	109	(198)	(116)	-
Fidelity Series International Credit Fund	76	3	-	4	-	(12)	67
Fidelity Series International Developed Markets Bond Index Fund	8,303	2,466,880	739,005	12,790	(22,166)	(15,399)	1,698,613
Fidelity Series International Growth Fund	9,960	2,394,755	970,071	52,828	(21,239)	138,320	1,551,725
Fidelity Series International Index Fund	4,220	969,283	360,065	16,943	(18,514)	48,466	643,390
Fidelity Series International Small Cap Fund	3,111	711,221	212,056	29,080	(15,382)	9,674	496,568
Fidelity Series International Value Fund	10,091	2,364,845	836,386	51,731	(58,283)	67,365	1,547,632
Fidelity Series Investment Grade Bond Fund	22,056	5,513,842	1,538,785	110,832	(50,561)	(75,057)	3,871,495
Fidelity Series Investment Grade Securitized Fund	15,455	3,827,242	1,080,489	63,754	(36,997)	(70,101)	2,655,110
Fidelity Series Large Cap Growth Index Fund	8,667	2,083,582	803,762	21,087	(19,196)	113,497	1,382,788
Fidelity Series Large Cap Stock Fund	9,662	2,405,503	892,829	115,047	(46,055)	37,680	1,513,961
Fidelity Series Large Cap Value Index Fund	18,511	4,536,947	1,644,744	108,134	(58,346)	(27,100)	2,825,268
Fidelity Series Long-Term Treasury Bond Index Fund	11,428	3,405,094	1,264,402	54,587	(66,332)	(122,769)	1,963,019
Fidelity Series Overseas Fund	10,045	2,378,881	957,426	27,822	(33,323)	151,972	1,550,149
Fidelity Series Real Estate Income Fund	936	211,572	116,330	10,914	(9,115)	(8,220)	78,843
Fidelity Series Short-Term Credit Fund	1,351	106,702	73,529	646	(539)	159	34,144
Fidelity Series Small Cap Core Fund	-	17,530	-	-	-	773	18,303
Fidelity Series Small Cap Opportunities Fund	4,650	1,130,927	446,130	41,900	(10,886)	13,323	691,884
Fidelity Series Treasury Bill Index Fund	4,046	1,092,587	480,080	12,203	(641)	(133)	615,779
Fidelity Series Value Discovery Fund	6,839	1,713,116	630,770	57,279	(17,059)	(37,320)	1,034,806
	262,534	67,111,541	22,932,113	1,867,692	(1,283,727)	(422,201)	42,734,991

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	9,962,718	9,962,718	-	-

International Equity Funds	9,869,110	9,869,110	-	-

Bond Funds	22,001,320	22,001,320	-	-

Short-Term Funds	901,843	901,843	-	-
Total Investments in Securities:	42,734,991	42,734,991	-	-

Fidelity Flex® Freedom Blend 2020 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $43,155,909)	$42,734,991

Total Investment in Securities (cost $43,155,909)		$42,734,991
Receivable for investments sold		675,302
Receivable for fund shares sold		13,825
Total assets		43,424,118
Liabilities
Payable for investments purchased	$687,720
Payable for fund shares redeemed	1,406
Total Liabilities		689,126
Net Assets		$42,734,992
Net Assets consist of:
Paid in capital		$44,110,714
Total accumulated earnings (loss)		(1,375,722)
Net Assets		$42,734,992
Net Asset Value , offering price and redemption price per share ($42,734,992 ÷ 4,384,900 shares)		$9.75

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$1,532,238
Expenses
Independent trustees' fees and expenses	$126
Total Expenses		126
Net Investment income (loss)		1,532,112
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,283,727)
Capital gain distributions from underlying funds:
Affiliated issuers	335,454
Total net realized gain (loss)		(948,273)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(422,201)
Total change in net unrealized appreciation (depreciation)		(422,201)
Net gain (loss)		(1,370,474)
Net increase (decrease) in net assets resulting from operations		$161,638
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,532,112	$4,870
Net realized gain (loss)	(948,273)	6,151
Change in net unrealized appreciation (depreciation)	(422,201)	(13,832)
Net increase (decrease) in net assets resulting from operations	161,638	(2,811)
Distributions to shareholders	(1,411,410)	(11,561)
Share transactions
Proceeds from sales of shares	59,157,217	138,083
Reinvestment of distributions	1,411,410	11,561
Cost of shares redeemed	(16,846,396)	(12,764)
Net increase (decrease) in net assets resulting from share transactions	43,722,231	136,880
Total increase (decrease) in net assets	42,472,459	122,508

Net Assets
Beginning of period	262,533	140,025
End of period	$42,734,992	$262,533

Other Information
Shares
Sold	5,979,849	12,024
Issued in reinvestment of distributions	152,060	996
Redeemed	(1,771,037)	(1,162)
Net increase (decrease)	4,360,872	11,858

Financial Highlights
Fidelity Flex® Freedom Blend 2020 Fund

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.93	$11.51	$9.20	$10.10	$10.40
Income from Investment Operations
Net investment income (loss) A,B	.39	.31	.17	.24	.24
Net realized and unrealized gain (loss)	(1.09)	(.16)	2.67	(.51)	.07
Total from investment operations	(.70)	.15	2.84	(.27)	.31
Distributions from net investment income	(.33)	(.27)	(.18)	(.25)	(.24)
Distributions from net realized gain	(.15)	(.46)	(.36)	(.38)	(.36)
Total distributions	(.48)	(.73)	(.53) C	(.63)	(.61) C
Net asset value, end of period	$9.75	$10.93	$11.51	$9.20	$10.10
Total Return	(6.22)%	.98%	31.33%	(3.23)%	3.28%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	-%	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	4.09%	2.70%	1.55%	2.35%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$42,735	$263	$140	$107	$110
Portfolio turnover rate G	63%	36%	26%	67%	22%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount represents less than .005%.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2025 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.7
Fidelity Series Large Cap Value Index Fund	7.9
Fidelity Series Investment Grade Bond Fund	7.6
Fidelity Series Emerging Markets Opportunities Fund	7.7
Fidelity Series Government Bond Index Fund	7.5
Fidelity Series Blue Chip Growth Fund	6.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.5
Fidelity Series Investment Grade Securitized Fund	5.2
Fidelity Series Corporate Bond Fund	5.1
Fidelity Series Large Cap Stock Fund	4.2
65.5

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2025 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 27.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	360,326	4,313,099
Fidelity Series Commodity Strategy Fund (a)	5,191	516,147
Fidelity Series Large Cap Growth Index Fund (a)	176,581	2,733,471
Fidelity Series Large Cap Stock Fund (a)	169,569	2,992,891
Fidelity Series Large Cap Value Index Fund (a)	401,890	5,586,270
Fidelity Series Small Cap Core Fund (a)	3,591	36,161
Fidelity Series Small Cap Opportunities Fund (a)	111,746	1,367,768
Fidelity Series Value Discovery Fund (a)	142,066	2,045,751
TOTAL DOMESTIC EQUITY FUNDS (Cost $19,320,799)		19,591,558

International Equity Funds - 26.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	91,730	1,260,364
Fidelity Series Emerging Markets Fund (a)	98,911	807,116
Fidelity Series Emerging Markets Opportunities Fund (a)	328,319	5,407,415
Fidelity Series International Growth Fund (a)	185,261	2,925,278
Fidelity Series International Index Fund (a)	109,076	1,212,922
Fidelity Series International Small Cap Fund (a)	58,126	930,605
Fidelity Series International Value Fund (a)	274,729	2,917,621
Fidelity Series Overseas Fund (a)	243,531	2,922,366
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,774,809)		18,383,687

Bond Funds - 45.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	765,983	6,181,481
Fidelity Series Corporate Bond Fund (a)	393,558	3,601,052
Fidelity Series Emerging Markets Debt Fund (a)	49,001	360,155
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	13,363	122,007
Fidelity Series Floating Rate High Income Fund (a)	7,822	69,382
Fidelity Series Government Bond Index Fund (a)	565,781	5,295,708
Fidelity Series High Income Fund (a)	45,952	375,889
Fidelity Series International Credit Fund (a)	9	68
Fidelity Series International Developed Markets Bond Index Fund (a)	318,040	2,763,765
Fidelity Series Investment Grade Bond Fund (a)	536,569	5,413,978
Fidelity Series Investment Grade Securitized Fund (a)	411,139	3,712,584
Fidelity Series Long-Term Treasury Bond Index Fund (a)	623,321	3,870,821
Fidelity Series Real Estate Income Fund (a)	13,761	130,726
TOTAL BOND FUNDS (Cost $32,977,359)		31,897,616

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.91% (a)(c)	263,860	263,860
Fidelity Series Short-Term Credit Fund (a)	2,316	22,352
Fidelity Series Treasury Bill Index Fund (a)	64,500	641,778
TOTAL SHORT-TERM FUNDS (Cost $927,673)		927,990

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $71,000,640)	70,800,851
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2)
NET ASSETS - 100.0%	70,800,849

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	2,421	2,430	-	9	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	25,717	8,588,492	1,837,023	380,408	(51,723)	(543,982)	6,181,481
Fidelity Series Blue Chip Growth Fund	26,697	6,670,961	2,661,686	159,067	(31,918)	309,045	4,313,099
Fidelity Series Canada Fund	9,252	2,113,687	782,099	41,518	(37,132)	(43,344)	1,260,364
Fidelity Series Commodity Strategy Fund	6,482	2,271,975	900,754	630,492	(617,160)	(244,396)	516,147
Fidelity Series Corporate Bond Fund	21,961	5,126,721	1,454,158	103,121	(34,305)	(59,167)	3,601,052
Fidelity Series Emerging Markets Debt Fund	2,244	532,018	155,679	18,515	(5,730)	(12,698)	360,155
Fidelity Series Emerging Markets Debt Local Currency Fund	732	170,467	57,891	-	(817)	9,516	122,007
Fidelity Series Emerging Markets Fund	4,516	1,227,695	392,472	17,801	(11,567)	(21,056)	807,116
Fidelity Series Emerging Markets Opportunities Fund	41,086	9,656,303	4,034,743	150,587	(136,732)	(118,499)	5,407,415
Fidelity Series Floating Rate High Income Fund	439	128,930	59,040	4,359	(788)	(159)	69,382
Fidelity Series Government Bond Index Fund	30,727	7,453,920	2,090,491	84,813	(37,413)	(61,035)	5,295,708
Fidelity Series Government Money Market Fund 4.91%	1,025	751,871	489,036	5,872	-	-	263,860
Fidelity Series High Income Fund	2,625	570,283	177,232	20,944	(5,882)	(13,905)	375,889
Fidelity Series Inflation-Protected Bond Index Fund	3,987	73,005	76,666	81	(173)	(153)	-
Fidelity Series International Credit Fund	76	4	-	4	-	(12)	68
Fidelity Series International Developed Markets Bond Index Fund	13,553	3,919,171	1,125,698	20,318	(20,074)	(23,187)	2,763,765
Fidelity Series International Growth Fund	18,521	4,371,387	1,724,958	99,421	(5,485)	265,813	2,925,278
Fidelity Series International Index Fund	7,856	1,773,611	643,069	31,887	(17,648)	92,172	1,212,922
Fidelity Series International Small Cap Fund	5,780	1,307,756	384,669	54,722	(16,256)	17,994	930,605
Fidelity Series International Value Fund	18,746	4,324,426	1,483,346	97,357	(67,229)	125,024	2,917,621
Fidelity Series Investment Grade Bond Fund	32,314	7,702,251	2,190,459	149,285	(44,694)	(85,434)	5,413,978
Fidelity Series Investment Grade Securitized Fund	22,641	5,324,376	1,519,848	86,087	(36,131)	(78,454)	3,712,584
Fidelity Series Large Cap Growth Index Fund	16,838	4,032,214	1,537,059	40,437	(4,741)	226,219	2,733,471
Fidelity Series Large Cap Stock Fund	18,766	4,651,604	1,694,597	211,779	(52,901)	70,019	2,992,891
Fidelity Series Large Cap Value Index Fund	35,956	8,711,314	3,041,763	213,588	(70,083)	(49,154)	5,586,270
Fidelity Series Long-Term Treasury Bond Index Fund	20,726	6,478,423	2,341,747	102,993	(96,758)	(189,823)	3,870,821
Fidelity Series Overseas Fund	18,620	4,320,585	1,683,595	52,360	(26,511)	293,267	2,922,366
Fidelity Series Real Estate Income Fund	1,511	344,495	189,483	16,902	(11,725)	(14,072)	130,726
Fidelity Series Short-Term Credit Fund	1,028	41,235	20,218	228	(74)	381	22,352
Fidelity Series Small Cap Core Fund	-	34,635	-	-	-	1,526	36,161
Fidelity Series Small Cap Opportunities Fund	9,030	2,171,781	833,568	75,242	(3,495)	24,020	1,367,768
Fidelity Series Treasury Bill Index Fund	3,077	1,232,360	593,104	12,475	(514)	(41)	641,778
Fidelity Series Value Discovery Fund	13,283	3,289,312	1,159,680	113,135	(23,294)	(73,870)	2,045,751
	435,812	109,369,689	37,338,261	2,995,798	(1,468,944)	(197,445)	70,800,851

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	19,591,558	19,591,558	-	-

International Equity Funds	18,383,687	18,383,687	-	-

Bond Funds	31,897,616	31,897,616	-	-

Short-Term Funds	927,990	927,990	-	-
Total Investments in Securities:	70,800,851	70,800,851	-	-

Fidelity Flex® Freedom Blend 2025 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $71,000,640)	$70,800,851

Total Investment in Securities (cost $71,000,640)		$70,800,851
Receivable for investments sold		953,346
Receivable for fund shares sold		39,035
Total assets		71,793,232
Liabilities
Payable for investments purchased	$991,694
Payable for fund shares redeemed	689
Total Liabilities		992,383
Net Assets		$70,800,849
Net Assets consist of:
Paid in capital		$71,761,795
Total accumulated earnings (loss)		(960,946)
Net Assets		$70,800,849
Net Asset Value , offering price and redemption price per share ($70,800,849 ÷ 7,128,184 shares)		$9.93

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$2,375,147
Expenses
Independent trustees' fees and expenses	$200
Total Expenses		200
Net Investment income (loss)		2,374,947
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,468,944)
Capital gain distributions from underlying funds:
Affiliated issuers	620,651
Total net realized gain (loss)		(848,293)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(197,445)
Total change in net unrealized appreciation (depreciation)		(197,445)
Net gain (loss)		(1,045,738)
Net increase (decrease) in net assets resulting from operations		$1,329,209
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,374,947	$6,248
Net realized gain (loss)	(848,293)	7,413
Change in net unrealized appreciation (depreciation)	(197,445)	(19,276)
Net increase (decrease) in net assets resulting from operations	1,329,209	(5,615)
Distributions to shareholders	(2,198,319)	(14,198)
Share transactions
Proceeds from sales of shares	98,620,285	348,051
Reinvestment of distributions	2,198,319	14,198
Cost of shares redeemed	(29,584,454)	(50,115)
Net increase (decrease) in net assets resulting from share transactions	71,234,150	312,134
Total increase (decrease) in net assets	70,365,040	292,321

Net Assets
Beginning of period	435,809	143,488
End of period	$70,800,849	$435,809

Other Information
Shares
Sold	9,858,889	30,124
Issued in reinvestment of distributions	233,324	1,202
Redeemed	(3,003,296)	(4,354)
Net increase (decrease)	7,088,917	26,972

Financial Highlights
Fidelity Flex® Freedom Blend 2025 Fund

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.10	$11.67	$9.07	$10.11	$10.44
Income from Investment Operations
Net investment income (loss) A,B	.38	.32	.17	.24	.24
Net realized and unrealized gain (loss)	(1.12)	(.12)	3.00	(.61)	.06
Total from investment operations	(.74)	.20	3.17	(.37)	.30
Distributions from net investment income	(.31)	(.28)	(.18)	(.24)	(.24)
Distributions from net realized gain	(.12)	(.49)	(.39)	(.42)	(.39)
Total distributions	(.43)	(.77)	(.57)	(.67) C	(.63)
Net asset value, end of period	$9.93	$11.10	$11.67	$9.07	$10.11
Total Return	(6.51)%	1.41%	35.43%	(4.34)%	3.28%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	-%	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	3.95%	2.78%	1.59%	2.35%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$70,801	$436	$143	$106	$111
Portfolio turnover rate G	64%	39%	25%	68%	22%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount represents less than .005%.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2030 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	9.1
Fidelity Series Emerging Markets Opportunities Fund	8.2
Fidelity Series Blue Chip Growth Fund	7.0
Fidelity Series Investment Grade Bond Fund	6.8
Fidelity Series Government Bond Index Fund	6.7
Fidelity Series Long-Term Treasury Bond Index Fund	5.9
Fidelity Series Large Cap Stock Fund	4.8
Fidelity Series Investment Grade Securitized Fund	4.7
Fidelity Series International Growth Fund	4.6
Fidelity Series Overseas Fund	4.6
62.4

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2030 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 31.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	472,955	5,661,277
Fidelity Series Commodity Strategy Fund (a)	5,984	595,005
Fidelity Series Large Cap Growth Index Fund (a)	231,781	3,587,976
Fidelity Series Large Cap Stock Fund (a)	222,639	3,929,581
Fidelity Series Large Cap Value Index Fund (a)	527,618	7,333,887
Fidelity Series Small Cap Core Fund (a)	4,725	47,577
Fidelity Series Small Cap Opportunities Fund (a)	146,769	1,796,453
Fidelity Series Value Discovery Fund (a)	186,547	2,686,270
TOTAL DOMESTIC EQUITY FUNDS (Cost $25,211,536)		25,638,026

International Equity Funds - 28.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	116,476	1,600,383
Fidelity Series Emerging Markets Fund (a)	128,443	1,048,095
Fidelity Series Emerging Markets Opportunities Fund (a)	403,698	6,648,910
Fidelity Series International Growth Fund (a)	235,242	3,714,465
Fidelity Series International Index Fund (a)	138,504	1,540,162
Fidelity Series International Small Cap Fund (a)	73,757	1,180,852
Fidelity Series International Value Fund (a)	348,844	3,704,728
Fidelity Series Overseas Fund (a)	309,234	3,710,813
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $22,388,159)		23,148,408

Bond Funds - 38.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	456,846	3,686,749
Fidelity Series Corporate Bond Fund (a)	400,956	3,668,747
Fidelity Series Emerging Markets Debt Fund (a)	56,134	412,583
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	15,290	139,593
Fidelity Series Floating Rate High Income Fund (a)	8,935	79,256
Fidelity Series Government Bond Index Fund (a)	576,414	5,395,234
Fidelity Series High Income Fund (a)	52,622	430,447
Fidelity Series International Credit Fund (a)	7	57
Fidelity Series International Developed Markets Bond Index Fund (a)	361,068	3,137,685
Fidelity Series Investment Grade Bond Fund (a)	546,656	5,515,755
Fidelity Series Investment Grade Securitized Fund (a)	418,870	3,782,393
Fidelity Series Long-Term Treasury Bond Index Fund (a)	766,955	4,762,790
Fidelity Series Real Estate Income Fund (a)	15,724	149,381
TOTAL BOND FUNDS (Cost $32,105,006)		31,160,670

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.91% (a)(c)	302,699	302,699
Fidelity Series Short-Term Credit Fund (a)	2,625	25,334
Fidelity Series Treasury Bill Index Fund (a)	73,936	735,661
TOTAL SHORT-TERM FUNDS (Cost $1,063,359)		1,063,694

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $80,768,060)	81,010,798
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5)
NET ASSETS - 100.0%	81,010,793

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	4,298	4,315	-	17	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	27,521	4,677,946	712,225	218,361	(33,253)	(273,240)	3,686,749
Fidelity Series Blue Chip Growth Fund	74,453	7,926,470	2,670,302	207,621	(59,848)	390,504	5,661,277
Fidelity Series Canada Fund	25,037	2,441,659	767,994	52,126	(40,952)	(57,367)	1,600,383
Fidelity Series Commodity Strategy Fund	15,854	2,462,351	914,117	723,101	(714,580)	(254,503)	595,005
Fidelity Series Corporate Bond Fund	47,752	4,919,740	1,198,814	101,728	(32,318)	(67,613)	3,668,747
Fidelity Series Emerging Markets Debt Fund	5,463	563,651	136,396	20,672	(6,060)	(14,075)	412,583
Fidelity Series Emerging Markets Debt Local Currency Fund	1,781	177,946	49,890	-	(940)	10,696	139,593
Fidelity Series Emerging Markets Fund	11,584	1,446,448	372,122	21,628	(16,447)	(21,368)	1,048,095
Fidelity Series Emerging Markets Opportunities Fund	107,558	10,714,109	3,852,632	182,815	(173,178)	(146,947)	6,648,910
Fidelity Series Floating Rate High Income Fund	1,071	137,153	58,019	4,891	(800)	(149)	79,256
Fidelity Series Government Bond Index Fund	66,801	7,209,714	1,773,839	83,783	(31,807)	(75,635)	5,395,234
Fidelity Series Government Money Market Fund 4.91%	1,081	849,787	548,169	6,478	-	-	302,699
Fidelity Series High Income Fund	6,425	595,513	149,935	23,468	(5,424)	(16,132)	430,447
Fidelity Series Inflation-Protected Bond Index Fund	7,704	63,492	70,798	151	(325)	(73)	-
Fidelity Series International Credit Fund	65	2	-	3	-	(10)	57
Fidelity Series International Developed Markets Bond Index Fund	33,178	4,173,684	1,010,799	22,645	(26,860)	(31,518)	3,137,685
Fidelity Series International Growth Fund	50,057	5,052,956	1,697,103	124,822	(20,134)	328,689	3,714,465
Fidelity Series International Index Fund	21,266	2,031,660	603,552	40,032	(24,894)	115,682	1,540,162
Fidelity Series International Small Cap Fund	15,606	1,499,237	332,731	68,713	(18,075)	16,815	1,180,852
Fidelity Series International Value Fund	50,554	4,977,549	1,402,900	122,227	(88,631)	168,156	3,704,728
Fidelity Series Investment Grade Bond Fund	70,254	7,414,610	1,830,288	147,388	(38,050)	(100,771)	5,515,755
Fidelity Series Investment Grade Securitized Fund	49,227	5,118,444	1,262,633	85,078	(26,722)	(95,923)	3,782,393
Fidelity Series Large Cap Growth Index Fund	46,947	4,809,330	1,533,540	50,164	(25,373)	290,612	3,587,976
Fidelity Series Large Cap Stock Fund	52,337	5,532,580	1,673,044	269,635	(86,556)	104,264	3,929,581
Fidelity Series Large Cap Value Index Fund	100,274	10,321,031	2,914,962	277,452	(117,696)	(54,760)	7,333,887
Fidelity Series Long-Term Treasury Bond Index Fund	54,465	7,287,840	2,212,701	123,229	(118,049)	(248,765)	4,762,790
Fidelity Series Overseas Fund	50,330	5,010,142	1,674,254	65,738	(51,734)	376,329	3,710,813
Fidelity Series Real Estate Income Fund	3,816	366,424	191,247	19,302	(14,311)	(15,301)	149,381
Fidelity Series Short-Term Credit Fund	1,083	33,195	9,259	232	(60)	375	25,334
Fidelity Series Small Cap Core Fund	-	45,563	-	-	-	2,014	47,577
Fidelity Series Small Cap Opportunities Fund	25,188	2,573,093	819,636	98,211	(17,696)	35,504	1,796,453
Fidelity Series Treasury Bill Index Fund	3,241	1,409,432	676,381	14,205	(615)	(16)	735,661
Fidelity Series Value Discovery Fund	37,046	3,946,230	1,164,119	146,941	(38,879)	(94,008)	2,686,270
	1,065,019	115,793,279	34,288,716	3,322,840	(1,830,250)	271,466	81,010,798

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	25,638,026	25,638,026	-	-

International Equity Funds	23,148,408	23,148,408	-	-

Bond Funds	31,160,670	31,160,670	-	-

Short-Term Funds	1,063,694	1,063,694	-	-
Total Investments in Securities:	81,010,798	81,010,798	-	-

Fidelity Flex® Freedom Blend 2030 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $80,768,060)	$81,010,798

Total Investment in Securities (cost $80,768,060)		$81,010,798
Receivable for investments sold		1,123,908
Receivable for fund shares sold		79,380
Total assets		82,214,086
Liabilities
Payable for investments purchased	$1,199,111
Payable for fund shares redeemed	4,182
Total Liabilities		1,203,293
Net Assets		$81,010,793
Net Assets consist of:
Paid in capital		$81,904,209
Total accumulated earnings (loss)		(893,416)
Net Assets		$81,010,793
Net Asset Value , offering price and redemption price per share ($81,010,793 ÷ 7,940,747 shares)		$10.20

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$2,526,619
Expenses
Independent trustees' fees and expenses	$224
Total Expenses		224
Net Investment income (loss)		2,526,395
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,830,250)
Capital gain distributions from underlying funds:
Affiliated issuers	796,221
Total net realized gain (loss)		(1,034,029)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	271,466
Total change in net unrealized appreciation (depreciation)		271,466
Net gain (loss)		(762,563)
Net increase (decrease) in net assets resulting from operations		$1,763,832
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,526,395	$10,241
Net realized gain (loss)	(1,034,029)	9,979
Change in net unrealized appreciation (depreciation)	271,466	(47,912)
Net increase (decrease) in net assets resulting from operations	1,763,832	(27,692)
Distributions to shareholders	(2,468,865)	(19,959)
Share transactions
Proceeds from sales of shares	101,271,210	1,038,694
Reinvestment of distributions	2,468,865	19,959
Cost of shares redeemed	(23,089,264)	(94,458)
Net increase (decrease) in net assets resulting from share transactions	80,650,811	964,195
Total increase (decrease) in net assets	79,945,778	916,544

Net Assets
Beginning of period	1,065,015	148,471
End of period	$81,010,793	$1,065,015

Other Information
Shares
Sold	9,915,124	87,666
Issued in reinvestment of distributions	255,493	1,651
Redeemed	(2,323,573)	(8,148)
Net increase (decrease)	7,847,044	81,169

Financial Highlights
Fidelity Flex® Freedom Blend 2030 Fund

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.37	$11.85	$8.90	$10.13	$10.55
Income from Investment Operations
Net investment income (loss) A,B	.37	.29	.18	.24	.24
Net realized and unrealized gain (loss)	(1.11)	(.03)	3.40	(.75)	.04
Total from investment operations	(.74)	.26	3.58	(.51)	.28
Distributions from net investment income	(.30)	(.26)	(.18)	(.24)	(.24)
Distributions from net realized gain	(.13)	(.48)	(.44)	(.47)	(.46)
Total distributions	(.43)	(.74)	(.63) C	(.72) C	(.70) C
Net asset value, end of period	$10.20	$11.37	$11.85	$8.90	$10.13
Total Return	(6.33)%	1.87%	40.91%	(5.88)%	3.09%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	-%	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	3.75%	2.49%	1.64%	2.36%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$81,011	$1,065	$148	$105	$112
Portfolio turnover rate G	53%	47%	25%	68%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount represents less than .005%.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2035 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	11.3
Fidelity Series Emerging Markets Opportunities Fund	9.5
Fidelity Series Blue Chip Growth Fund	8.7
Fidelity Series Long-Term Treasury Bond Index Fund	6.3
Fidelity Series Large Cap Stock Fund	6.1
Fidelity Series Large Cap Growth Index Fund	5.5
Fidelity Series International Growth Fund	5.5
Fidelity Series Overseas Fund	5.5
Fidelity Series International Value Fund	5.5
Fidelity Series Investment Grade Bond Fund	4.3
68.2

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2035 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 39.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	571,787	6,844,295
Fidelity Series Commodity Strategy Fund (a)	5,850	581,752
Fidelity Series Large Cap Growth Index Fund (a)	280,099	4,335,935
Fidelity Series Large Cap Stock Fund (a)	269,165	4,750,765
Fidelity Series Large Cap Value Index Fund (a)	637,855	8,866,181
Fidelity Series Small Cap Core Fund (a)	5,718	57,582
Fidelity Series Small Cap Opportunities Fund (a)	177,457	2,172,068
Fidelity Series Value Discovery Fund (a)	225,529	3,247,619
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,315,991)		30,856,197

International Equity Funds - 33.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	134,480	1,847,753
Fidelity Series Emerging Markets Fund (a)	138,874	1,133,213
Fidelity Series Emerging Markets Opportunities Fund (a)	449,681	7,406,252
Fidelity Series International Growth Fund (a)	271,602	4,288,595
Fidelity Series International Index Fund (a)	159,907	1,778,165
Fidelity Series International Small Cap Fund (a)	84,528	1,353,293
Fidelity Series International Value Fund (a)	402,731	4,277,000
Fidelity Series Overseas Fund (a)	357,019	4,284,226
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,495,325)		26,368,497

Bond Funds - 25.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	59,126	477,150
Fidelity Series Corporate Bond Fund (a)	247,040	2,260,416
Fidelity Series Emerging Markets Debt Fund (a)	54,283	398,982
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	14,760	134,762
Fidelity Series Floating Rate High Income Fund (a)	8,628	76,530
Fidelity Series Government Bond Index Fund (a)	355,308	3,325,683
Fidelity Series High Income Fund (a)	50,869	416,112
Fidelity Series International Credit Fund (a)	6	47
Fidelity Series International Developed Markets Bond Index Fund (a)	242,246	2,105,120
Fidelity Series Investment Grade Bond Fund (a)	336,945	3,399,772
Fidelity Series Investment Grade Securitized Fund (a)	258,104	2,330,676
Fidelity Series Long-Term Treasury Bond Index Fund (a)	791,223	4,913,498
Fidelity Series Real Estate Income Fund (a)	15,254	144,911
TOTAL BOND FUNDS (Cost $20,423,369)		19,983,659

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.91% (a)(c)	289,968	289,968
Fidelity Series Short-Term Credit Fund (a)	2,528	24,395
Fidelity Series Treasury Bill Index Fund (a)	71,133	707,774
TOTAL SHORT-TERM FUNDS (Cost $1,021,794)		1,022,137

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $77,256,479)	78,230,490
NET OTHER ASSETS (LIABILITIES) - 0.0%	3
NET ASSETS - 100.0%	78,230,493

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,109	575,741	94,208	29,929	(3,345)	(2,147)	477,150
Fidelity Series Blue Chip Growth Fund	99,415	9,402,425	3,063,038	246,104	(59,901)	465,394	6,844,295
Fidelity Series Canada Fund	31,650	2,872,123	946,662	60,427	(39,009)	(70,349)	1,847,753
Fidelity Series Commodity Strategy Fund	16,565	2,337,962	864,079	676,186	(662,510)	(246,186)	581,752
Fidelity Series Corporate Bond Fund	26,860	2,818,350	544,544	53,862	(15,556)	(24,694)	2,260,416
Fidelity Series Emerging Markets Debt Fund	5,664	543,527	131,559	19,636	(5,915)	(12,735)	398,982
Fidelity Series Emerging Markets Debt Local Currency Fund	1,847	171,118	47,538	-	(847)	10,182	134,762
Fidelity Series Emerging Markets Fund	14,061	1,580,128	419,652	23,879	(18,123)	(23,201)	1,133,213
Fidelity Series Emerging Markets Opportunities Fund	128,709	11,787,170	4,168,346	201,739	(179,563)	(161,718)	7,406,252
Fidelity Series Floating Rate High Income Fund	1,109	136,170	59,800	4,600	(851)	(98)	76,530
Fidelity Series Government Bond Index Fund	37,609	4,148,107	816,128	44,671	(15,888)	(28,017)	3,325,683
Fidelity Series Government Money Market Fund 4.91%	-	798,443	508,475	6,107	-	-	289,968
Fidelity Series High Income Fund	6,703	572,815	143,038	22,323	(5,656)	(14,712)	416,112
Fidelity Series International Credit Fund	53	2	-	3	-	(8)	47
Fidelity Series International Developed Markets Bond Index Fund	19,389	2,559,171	442,924	13,912	(10,882)	(19,634)	2,105,120
Fidelity Series International Growth Fund	63,289	5,790,518	1,915,532	145,335	(35,757)	386,077	4,288,595
Fidelity Series International Index Fund	26,880	2,347,963	703,004	46,394	(26,425)	132,751	1,778,165
Fidelity Series International Small Cap Fund	19,731	1,718,055	381,919	79,457	(26,844)	24,270	1,353,293
Fidelity Series International Value Fund	63,899	5,808,585	1,690,590	141,633	(91,063)	186,169	4,277,000
Fidelity Series Investment Grade Bond Fund	39,556	4,273,298	855,249	78,258	(19,286)	(38,547)	3,399,772
Fidelity Series Investment Grade Securitized Fund	27,696	2,930,869	573,115	45,418	(12,453)	(42,321)	2,330,676
Fidelity Series Large Cap Growth Index Fund	62,697	5,695,183	1,741,986	61,399	(30,724)	350,765	4,335,935
Fidelity Series Large Cap Stock Fund	69,883	6,629,296	1,971,508	325,030	(88,207)	111,301	4,750,765
Fidelity Series Large Cap Value Index Fund	133,887	12,442,214	3,501,110	337,738	(131,541)	(77,269)	8,866,181
Fidelity Series Long-Term Treasury Bond Index Fund	59,496	7,451,975	2,249,594	123,817	(107,940)	(240,439)	4,913,498
Fidelity Series Overseas Fund	63,626	5,733,229	1,888,756	76,274	(58,698)	434,825	4,284,226
Fidelity Series Real Estate Income Fund	3,916	378,789	210,218	18,136	(14,504)	(13,072)	144,911
Fidelity Series Short-Term Credit Fund	-	24,070	-	202	-	325	24,395
Fidelity Series Small Cap Core Fund	-	55,148	-	-	-	2,434	57,582
Fidelity Series Small Cap Opportunities Fund	33,627	3,066,332	952,156	116,518	(16,528)	40,793	2,172,068
Fidelity Series Treasury Bill Index Fund	-	1,308,805	600,460	13,689	(588)	17	707,774
Fidelity Series Value Discovery Fund	49,464	4,657,793	1,302,264	178,725	(42,396)	(114,978)	3,247,619
	1,108,390	110,615,374	32,787,452	3,191,401	(1,721,000)	1,015,178	78,230,490

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	30,856,197	30,856,197	-	-

International Equity Funds	26,368,497	26,368,497	-	-

Bond Funds	19,983,659	19,983,659	-	-

Short-Term Funds	1,022,137	1,022,137	-	-
Total Investments in Securities:	78,230,490	78,230,490	-	-

Fidelity Flex® Freedom Blend 2035 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $77,256,479)	$78,230,490

Total Investment in Securities (cost $77,256,479)		$78,230,490
Receivable for investments sold		1,347,429
Receivable for fund shares sold		49,321
Total assets		79,627,240
Liabilities
Payable for investments purchased	$963,703
Payable for fund shares redeemed	433,044
Total Liabilities		1,396,747
Net Assets		$78,230,493
Net Assets consist of:
Paid in capital		$78,264,319
Total accumulated earnings (loss)		(33,826)
Net Assets		$78,230,493
Net Asset Value , offering price and redemption price per share ($78,230,493 ÷ 7,434,508 shares)		$10.52

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$2,243,086
Expenses
Independent trustees' fees and expenses	$212
Total Expenses		212
Net Investment income (loss)		2,242,874
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,721,000)
Capital gain distributions from underlying funds:
Affiliated issuers	948,315
Total net realized gain (loss)		(772,685)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,015,178
Total change in net unrealized appreciation (depreciation)		1,015,178
Net gain (loss)		242,493
Net increase (decrease) in net assets resulting from operations		$2,485,367
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,242,874	$16,952
Net realized gain (loss)	(772,685)	26,327
Change in net unrealized appreciation (depreciation)	1,015,178	(64,714)
Net increase (decrease) in net assets resulting from operations	2,485,367	(21,435)
Distributions to shareholders	(2,345,534)	(33,819)
Share transactions
Proceeds from sales of shares	97,509,227	1,081,834
Reinvestment of distributions	2,345,534	33,819
Cost of shares redeemed	(22,872,491)	(107,068)
Net increase (decrease) in net assets resulting from share transactions	76,982,270	1,008,585
Total increase (decrease) in net assets	77,122,103	953,331

Net Assets
Beginning of period	1,108,390	155,059
End of period	$78,230,493	$1,108,390

Other Information
Shares
Sold	9,346,931	86,853
Issued in reinvestment of distributions	236,533	2,679
Redeemed	(2,242,586)	(8,604)
Net increase (decrease)	7,340,878	80,928

Financial Highlights
Fidelity Flex® Freedom Blend 2035 Fund

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.84	$12.21	$8.61	$10.15	$10.65
Income from Investment Operations
Net investment income (loss) A,B	.35	.37	.18	.24	.22
Net realized and unrealized gain (loss)	(1.15) C	.02 C	4.10	(1.02)	.02
Total from investment operations	(.80)	.39	4.28	(.78)	.24
Distributions from net investment income	(.29)	(.25)	(.18)	(.24)	(.22)
Distributions from net realized gain	(.24)	(.51)	(.49)	(.52)	(.52)
Total distributions	(.52) D	(.76)	(.68) D	(.76)	(.74)
Net asset value, end of period	$10.52	$11.84	$12.21	$8.61	$10.15
Total Return	(6.53)%	2.94%	50.67%	(8.74)%	2.75%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-%	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	3.50%	3.00%	1.68%	2.32%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$78,230	$1,108	$155	$103	$113
Portfolio turnover rate H	53%	38%	23%	65%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Total distributions per share do not sum due to rounding.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2040 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	13.7
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Blue Chip Growth Fund	10.5
Fidelity Series Large Cap Stock Fund	7.3
Fidelity Series Large Cap Growth Index Fund	6.7
Fidelity Series International Growth Fund	6.4
Fidelity Series Overseas Fund	6.4
Fidelity Series International Value Fund	6.4
Fidelity Series Long-Term Treasury Bond Index Fund	6.2
Fidelity Series Value Discovery Fund	5.0
79.2

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2040 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 47.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	554,895	6,642,090
Fidelity Series Commodity Strategy Fund (a)	4,641	461,483
Fidelity Series Large Cap Growth Index Fund (a)	271,825	4,207,846
Fidelity Series Large Cap Stock Fund (a)	261,345	4,612,741
Fidelity Series Large Cap Value Index Fund (a)	619,194	8,606,799
Fidelity Series Small Cap Core Fund (a)	5,479	55,177
Fidelity Series Small Cap Opportunities Fund (a)	172,389	2,110,047
Fidelity Series Value Discovery Fund (a)	219,020	3,153,888
TOTAL DOMESTIC EQUITY FUNDS (Cost $29,345,239)		29,850,071

International Equity Funds - 38.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	126,331	1,735,783
Fidelity Series Emerging Markets Fund (a)	135,925	1,109,149
Fidelity Series Emerging Markets Opportunities Fund (a)	406,067	6,687,926
Fidelity Series International Growth Fund (a)	255,145	4,028,738
Fidelity Series International Index Fund (a)	150,234	1,670,599
Fidelity Series International Small Cap Fund (a)	79,433	1,271,720
Fidelity Series International Value Fund (a)	378,408	4,018,691
Fidelity Series Overseas Fund (a)	335,407	4,024,879
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,826,000)		24,547,485

Bond Funds - 12.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	47,619	384,287
Fidelity Series Corporate Bond Fund (a)	53,381	488,432
Fidelity Series Emerging Markets Debt Fund (a)	43,771	321,720
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	11,885	108,508
Fidelity Series Floating Rate High Income Fund (a)	6,981	61,920
Fidelity Series Government Bond Index Fund (a)	76,898	719,767
Fidelity Series High Income Fund (a)	15,189	124,250
Fidelity Series International Credit Fund (a)	6	47
Fidelity Series International Developed Markets Bond Index Fund (a)	37,500	325,876
Fidelity Series Investment Grade Bond Fund (a)	72,906	735,624
Fidelity Series Investment Grade Securitized Fund (a)	55,793	503,815
Fidelity Series Long-Term Treasury Bond Index Fund (a)	630,186	3,913,454
Fidelity Series Real Estate Income Fund (a)	12,006	114,060
TOTAL BOND FUNDS (Cost $7,990,205)		7,801,760

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.91% (a)(c)	231,378	231,378
Fidelity Series Short-Term Credit Fund (a)	2,976	28,721
Fidelity Series Treasury Bill Index Fund (a)	56,983	566,985
TOTAL SHORT-TERM FUNDS (Cost $826,768)		827,084

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $61,988,212)	63,026,400
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	63,026,400

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	848	448,742	62,049	21,597	(2,796)	(458)	384,287
Fidelity Series Blue Chip Growth Fund	89,590	8,436,684	2,281,791	215,089	(43,100)	440,707	6,642,090
Fidelity Series Canada Fund	27,659	2,463,326	666,257	50,417	(28,492)	(60,453)	1,735,783
Fidelity Series Commodity Strategy Fund	12,672	1,702,706	590,622	497,878	(493,727)	(169,546)	461,483
Fidelity Series Corporate Bond Fund	2,251	560,206	78,083	4,306	(1,116)	5,174	488,432
Fidelity Series Emerging Markets Debt Fund	4,308	417,317	85,932	14,514	(3,883)	(10,090)	321,720
Fidelity Series Emerging Markets Debt Local Currency Fund	1,404	130,492	30,420	-	(771)	7,803	108,508
Fidelity Series Emerging Markets Fund	11,904	1,409,994	279,055	19,229	(16,148)	(17,546)	1,109,149
Fidelity Series Emerging Markets Opportunities Fund	108,788	9,622,335	2,753,095	162,532	(131,549)	(158,553)	6,687,926
Fidelity Series Floating Rate High Income Fund	843	110,169	48,408	3,366	(720)	36	61,920
Fidelity Series Government Bond Index Fund	3,187	849,932	136,723	3,800	(1,620)	4,991	719,767
Fidelity Series Government Money Market Fund 4.91%	-	613,645	382,267	4,524	-	-	231,378
Fidelity Series High Income Fund	5,127	201,575	76,968	6,151	(1,289)	(4,195)	124,250
Fidelity Series International Credit Fund	53	2	-	3	-	(8)	47
Fidelity Series International Developed Markets Bond Index Fund	725	351,519	24,866	1,447	(753)	(749)	325,876
Fidelity Series International Growth Fund	55,299	5,029,094	1,355,486	121,306	(25,548)	325,379	4,028,738
Fidelity Series International Index Fund	23,490	2,033,239	479,933	38,718	(18,032)	111,835	1,670,599
Fidelity Series International Small Cap Fund	17,235	1,457,328	204,215	65,259	(14,948)	16,320	1,271,720
Fidelity Series International Value Fund	55,826	5,042,046	1,174,538	118,216	(61,024)	156,381	4,018,691
Fidelity Series Investment Grade Bond Fund	3,354	871,376	143,058	6,401	(2,064)	6,016	735,624
Fidelity Series Investment Grade Securitized Fund	2,324	586,402	85,725	3,861	(1,313)	2,127	503,815
Fidelity Series Large Cap Growth Index Fund	56,512	5,045,368	1,192,770	51,859	(19,537)	318,273	4,207,846
Fidelity Series Large Cap Stock Fund	62,975	5,797,433	1,273,134	280,934	(74,889)	100,356	4,612,741
Fidelity Series Large Cap Value Index Fund	120,656	10,890,604	2,214,214	293,256	(81,969)	(108,278)	8,606,799
Fidelity Series Long-Term Treasury Bond Index Fund	45,457	5,552,650	1,419,037	90,620	(81,909)	(183,707)	3,913,454
Fidelity Series Overseas Fund	55,591	4,962,229	1,319,784	63,699	(40,797)	367,640	4,024,879
Fidelity Series Real Estate Income Fund	2,959	246,117	114,212	13,650	(9,196)	(11,608)	114,060
Fidelity Series Short-Term Credit Fund	-	28,451	-	191	-	270	28,721
Fidelity Series Small Cap Core Fund	-	52,814	-	-	-	2,363	55,177
Fidelity Series Small Cap Opportunities Fund	30,301	2,687,607	625,850	101,846	(15,870)	33,859	2,110,047
Fidelity Series Treasury Bill Index Fund	-	1,043,692	476,277	10,276	(477)	47	566,985
Fidelity Series Value Discovery Fund	44,575	4,133,380	880,303	155,367	(24,639)	(119,125)	3,153,888
	845,913	82,778,474	20,455,072	2,420,312	(1,198,176)	1,055,261	63,026,400

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	29,850,071	29,850,071	-	-

International Equity Funds	24,547,485	24,547,485	-	-

Bond Funds	7,801,760	7,801,760	-	-

Short-Term Funds	827,084	827,084	-	-
Total Investments in Securities:	63,026,400	63,026,400	-	-

Fidelity Flex® Freedom Blend 2040 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $61,988,212)	$63,026,400

Total Investment in Securities (cost $61,988,212)		$63,026,400
Receivable for investments sold		836,807
Receivable for fund shares sold		52,537
Total assets		63,915,744
Liabilities
Payable for investments purchased	$884,987
Payable for fund shares redeemed	4,357
Total Liabilities		889,344
Net Assets		$63,026,400
Net Assets consist of:
Paid in capital		$62,767,184
Total accumulated earnings (loss)		259,216
Net Assets		$63,026,400
Net Asset Value , offering price and redemption price per share ($63,026,400 ÷ 5,887,423 shares)		$10.71

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$1,602,455
Expenses
Independent trustees' fees and expenses	$155
Total Expenses		155
Net Investment income (loss)		1,602,300
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,198,176)
Capital gain distributions from underlying funds:
Affiliated issuers	817,857
Total net realized gain (loss)		(380,319)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,055,261
Total change in net unrealized appreciation (depreciation)		1,055,261
Net gain (loss)		674,942
Net increase (decrease) in net assets resulting from operations		$2,277,242
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,602,300	$10,075
Net realized gain (loss)	(380,319)	16,974
Change in net unrealized appreciation (depreciation)	1,055,261	(43,742)
Net increase (decrease) in net assets resulting from operations	2,277,242	(16,693)
Distributions to shareholders	(1,942,493)	(25,541)
Share transactions
Proceeds from sales of shares	72,488,026	768,184
Reinvestment of distributions	1,942,493	25,541
Cost of shares redeemed	(12,584,779)	(63,945)
Net increase (decrease) in net assets resulting from share transactions	61,845,740	729,780
Total increase (decrease) in net assets	62,180,489	687,546

Net Assets
Beginning of period	845,911	158,365
End of period	$63,026,400	$845,911

Other Information
Shares
Sold	6,841,348	60,574
Issued in reinvestment of distributions	193,573	1,981
Redeemed	(1,217,606)	(5,153)
Net increase (decrease)	5,817,315	57,402

Financial Highlights
Fidelity Flex® Freedom Blend 2040 Fund

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.07	$12.46	$8.46	$10.13	$10.66
Income from Investment Operations
Net investment income (loss) A,B	.35	.35	.18	.23	.22
Net realized and unrealized gain (loss)	(1.17) C	.18 C	4.51	(1.16)	- D
Total from investment operations	(.82)	.53	4.69	(.93)	.22
Distributions from net investment income	(.29)	(.27)	(.18)	(.24)	(.22)
Distributions from net realized gain	(.25)	(.65)	(.50)	(.51)	(.53)
Total distributions	(.54)	(.92)	(.69) E	(.74) E	(.75)
Net asset value, end of period	$10.71	$12.07	$12.46	$8.46	$10.13
Total Return	(6.56)%	3.91%	56.53%	(10.27)%	2.57%
Ratios to Average Net Assets A,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-%	-%	-%	-%	-%
Expenses net of all reductions H	-%	-%	-%	-%	-%
Net investment income (loss)	3.39%	2.84%	1.67%	2.30%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$63,026	$846	$158	$101	$113
Portfolio turnover rate I	44%	33%	18%	61%	20%

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2045 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.2
Fidelity Series Blue Chip Growth Fund	10.9
Fidelity Series Emerging Markets Opportunities Fund	10.9
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series International Value Fund	6.6
Fidelity Series Long-Term Treasury Bond Index Fund	6.2
Fidelity Series Value Discovery Fund	5.2
81.7

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2045 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 49.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	528,554	6,326,793
Fidelity Series Commodity Strategy Fund (a)	4,259	423,479
Fidelity Series Large Cap Growth Index Fund (a)	258,917	4,008,041
Fidelity Series Large Cap Stock Fund (a)	248,867	4,392,495
Fidelity Series Large Cap Value Index Fund (a)	589,708	8,196,948
Fidelity Series Small Cap Core Fund (a)	5,203	52,396
Fidelity Series Small Cap Opportunities Fund (a)	164,083	2,008,374
Fidelity Series Value Discovery Fund (a)	208,535	3,002,897
TOTAL DOMESTIC EQUITY FUNDS (Cost $27,919,201)		28,411,423

International Equity Funds - 40.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	119,615	1,643,504
Fidelity Series Emerging Markets Fund (a)	124,211	1,013,560
Fidelity Series Emerging Markets Opportunities Fund (a)	383,952	6,323,683
Fidelity Series International Growth Fund (a)	241,584	3,814,616
Fidelity Series International Index Fund (a)	142,256	1,581,885
Fidelity Series International Small Cap Fund (a)	74,781	1,197,252
Fidelity Series International Value Fund (a)	358,318	3,805,334
Fidelity Series Overseas Fund (a)	317,601	3,811,218
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $22,490,439)		23,191,052

Bond Funds - 9.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	43,698	352,643
Fidelity Series Corporate Bond Fund (a)	27,858	254,904
Fidelity Series Emerging Markets Debt Fund (a)	10,492	77,117
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	2,848	26,003
Fidelity Series Floating Rate High Income Fund (a)	6,408	56,837
Fidelity Series Government Bond Index Fund (a)	40,056	374,929
Fidelity Series International Credit Fund (a)	6	47
Fidelity Series Investment Grade Bond Fund (a)	37,971	383,123
Fidelity Series Investment Grade Securitized Fund (a)	29,107	262,839
Fidelity Series Long-Term Treasury Bond Index Fund (a)	578,157	3,590,356
Fidelity Series Real Estate Income Fund (a)	11,018	104,669
TOTAL BOND FUNDS (Cost $5,649,297)		5,483,467

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.91% (a)(c)	211,956	211,956
Fidelity Series Short-Term Credit Fund (a)	2,139	20,641
Fidelity Series Treasury Bill Index Fund (a)	52,257	519,955
TOTAL SHORT-TERM FUNDS (Cost $752,290)		752,552

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $56,811,227)	57,838,494
NET OTHER ASSETS (LIABILITIES) - 0.0%	3
NET ASSETS - 100.0%	57,838,497

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	969	411,415	56,785	20,541	(3,681)	725	352,643
Fidelity Series Blue Chip Growth Fund	103,446	8,077,869	2,222,774	206,139	(61,640)	429,892	6,326,793
Fidelity Series Canada Fund	31,889	2,347,250	647,686	49,517	(29,802)	(58,147)	1,643,504
Fidelity Series Commodity Strategy Fund	14,484	1,611,076	578,115	466,749	(460,233)	(163,733)	423,479
Fidelity Series Corporate Bond Fund	1,067	302,998	52,634	1,157	(224)	3,697	254,904
Fidelity Series Emerging Markets Debt Fund	4,908	143,701	67,671	3,633	(1,195)	(2,626)	77,117
Fidelity Series Emerging Markets Debt Local Currency Fund	1,604	47,407	24,567	-	(386)	1,945	26,003
Fidelity Series Emerging Markets Fund	13,652	1,326,635	296,952	18,780	(10,890)	(18,885)	1,013,560
Fidelity Series Emerging Markets Opportunities Fund	125,198	9,364,141	2,906,046	158,740	(112,539)	(147,071)	6,323,683
Fidelity Series Floating Rate High Income Fund	964	103,879	47,332	3,167	(683)	9	56,837
Fidelity Series Government Bond Index Fund	1,550	474,485	103,444	1,067	55	2,283	374,929
Fidelity Series Government Money Market Fund 4.91%	-	559,212	347,256	4,220	-	-	211,956
Fidelity Series High Income Fund	5,862	66,630	72,483	98	(196)	187	-
Fidelity Series International Credit Fund	53	2	-	3	-	(8)	47
Fidelity Series International Developed Markets Bond Index Fund	-	12,995	12,877	-	(118)	-	-
Fidelity Series International Growth Fund	63,775	4,803,065	1,343,575	119,222	(23,981)	315,332	3,814,616
Fidelity Series International Index Fund	27,083	1,937,038	475,000	38,025	(17,967)	110,731	1,581,885
Fidelity Series International Small Cap Fund	19,886	1,404,029	228,047	64,023	(15,250)	16,634	1,197,252
Fidelity Series International Value Fund	64,392	4,847,489	1,202,621	116,185	(61,843)	157,917	3,805,334
Fidelity Series Investment Grade Bond Fund	1,636	485,673	107,782	1,745	(158)	3,754	383,123
Fidelity Series Investment Grade Securitized Fund	1,106	320,172	60,313	1,066	102	1,772	262,839
Fidelity Series Large Cap Growth Index Fund	65,236	4,833,081	1,169,948	51,050	(31,185)	310,857	4,008,041
Fidelity Series Large Cap Stock Fund	72,716	5,574,511	1,281,603	263,514	(67,230)	94,101	4,392,495
Fidelity Series Large Cap Value Index Fund	139,308	10,520,803	2,269,892	288,568	(88,905)	(104,366)	8,196,948
Fidelity Series Long-Term Treasury Bond Index Fund	51,964	5,207,247	1,428,389	85,056	(78,183)	(162,283)	3,590,356
Fidelity Series Overseas Fund	64,116	4,733,770	1,305,167	62,569	(31,142)	349,641	3,811,218
Fidelity Series Real Estate Income Fund	3,425	233,771	112,744	12,957	(8,531)	(11,252)	104,669
Fidelity Series Short-Term Credit Fund	-	20,408	-	148	-	233	20,641
Fidelity Series Small Cap Core Fund	-	50,159	-	-	-	2,237	52,396
Fidelity Series Small Cap Opportunities Fund	34,990	2,592,955	633,413	97,728	(16,151)	29,993	2,008,374
Fidelity Series Treasury Bill Index Fund	-	955,638	435,284	9,673	(428)	29	519,955
Fidelity Series Value Discovery Fund	51,470	4,013,438	918,974	152,921	(30,862)	(112,175)	3,002,897
	966,749	77,382,942	20,409,374	2,298,261	(1,153,246)	1,051,423	57,838,494

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	28,411,423	28,411,423	-	-

International Equity Funds	23,191,052	23,191,052	-	-

Bond Funds	5,483,467	5,483,467	-	-

Short-Term Funds	752,552	752,552	-	-
Total Investments in Securities:	57,838,494	57,838,494	-	-

Fidelity Flex® Freedom Blend 2045 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $56,811,227)	$57,838,494

Total Investment in Securities (cost $56,811,227)		$57,838,494
Receivable for investments sold		569,348
Receivable for fund shares sold		379,509
Total assets		58,787,351
Liabilities
Payable to custodian bank	$2
Payable for investments purchased	946,025
Payable for fund shares redeemed	2,827
Total Liabilities		948,854
Net Assets		$57,838,497
Net Assets consist of:
Paid in capital		$57,563,412
Total accumulated earnings (loss)		275,085
Net Assets		$57,838,497
Net Asset Value , offering price and redemption price per share ($57,838,497 ÷ 5,475,481 shares)		$10.56

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$1,512,054
Expenses
Independent trustees' fees and expenses	$146
Total Expenses		146
Net Investment income (loss)		1,511,908
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,153,246)
Capital gain distributions from underlying funds:
Affiliated issuers	786,207
Total net realized gain (loss)		(367,039)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	1,051,423
Total change in net unrealized appreciation (depreciation)		1,051,423
Net gain (loss)		684,384
Net increase (decrease) in net assets resulting from operations		$2,196,292
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,511,908	$13,376
Net realized gain (loss)	(367,039)	24,931
Change in net unrealized appreciation (depreciation)	1,051,423	(50,862)
Net increase (decrease) in net assets resulting from operations	2,196,292	(12,555)
Distributions to shareholders	(1,857,945)	(35,417)
Share transactions
Proceeds from sales of shares	68,468,808	977,005
Reinvestment of distributions	1,857,945	35,417
Cost of shares redeemed	(13,793,353)	(156,072)
Net increase (decrease) in net assets resulting from share transactions	56,533,400	856,350
Total increase (decrease) in net assets	56,871,747	808,378

Net Assets
Beginning of period	966,750	158,372
End of period	$57,838,497	$966,750

Other Information
Shares
Sold	6,558,688	78,018
Issued in reinvestment of distributions	187,744	2,778
Redeemed	(1,352,139)	(12,308)
Net increase (decrease)	5,394,293	68,488

Financial Highlights
Fidelity Flex® Freedom Blend 2045 Fund

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.91	$12.47	$8.46	$10.13	$10.66
Income from Investment Operations
Net investment income (loss) A,B	.34	.36	.18	.23	.22
Net realized and unrealized gain (loss)	(1.16) C	.18 C	4.51	(1.16)	- D
Total from investment operations	(.82)	.54	4.69	(.93)	.22
Distributions from net investment income	(.29)	(.32)	(.19)	(.23)	(.22)
Distributions from net realized gain	(.24)	(.78)	(.49)	(.51)	(.53)
Total distributions	(.53)	(1.10)	(.68)	(.74)	(.75)
Net asset value, end of period	$10.56	$11.91	$12.47	$8.46	$10.13
Total Return	(6.63)%	3.89%	56.58%	(10.26)%	2.55%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-%	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	3.40%	2.89%	1.67%	2.30%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$57,838	$967	$158	$101	$113
Portfolio turnover rate H	47%	50%	18%	61%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Amount represents less than $.005 per share.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2050 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.2
Fidelity Series Emerging Markets Opportunities Fund	11.0
Fidelity Series Blue Chip Growth Fund	10.9
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series International Value Fund	6.6
Fidelity Series Long-Term Treasury Bond Index Fund	6.2
Fidelity Series Value Discovery Fund	5.2
81.8

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2050 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 49.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	390,181	4,670,463
Fidelity Series Commodity Strategy Fund (a)	3,143	312,573
Fidelity Series Large Cap Growth Index Fund (a)	191,134	2,958,751
Fidelity Series Large Cap Stock Fund (a)	183,705	3,242,389
Fidelity Series Large Cap Value Index Fund (a)	435,312	6,050,832
Fidelity Series Small Cap Core Fund (a)	3,860	38,873
Fidelity Series Small Cap Opportunities Fund (a)	121,122	1,482,538
Fidelity Series Value Discovery Fund (a)	153,930	2,216,594
TOTAL DOMESTIC EQUITY FUNDS (Cost $20,622,744)		20,973,013

International Equity Funds - 40.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	88,295	1,213,169
Fidelity Series Emerging Markets Fund (a)	89,103	727,080
Fidelity Series Emerging Markets Opportunities Fund (a)	284,697	4,688,962
Fidelity Series International Growth Fund (a)	178,327	2,815,783
Fidelity Series International Index Fund (a)	105,006	1,167,669
Fidelity Series International Small Cap Fund (a)	55,203	883,794
Fidelity Series International Value Fund (a)	264,491	2,808,895
Fidelity Series Overseas Fund (a)	234,439	2,813,264
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,609,754)		17,118,616

Bond Funds - 9.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	32,257	260,311
Fidelity Series Corporate Bond Fund (a)	20,564	188,164
Fidelity Series Emerging Markets Debt Fund (a)	7,744	56,919
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	2,101	19,182
Fidelity Series Floating Rate High Income Fund (a)	4,729	41,949
Fidelity Series Government Bond Index Fund (a)	29,568	276,757
Fidelity Series International Credit Fund (a)	6	47
Fidelity Series Investment Grade Bond Fund (a)	28,029	282,815
Fidelity Series Investment Grade Securitized Fund (a)	21,485	194,005
Fidelity Series Long-Term Treasury Bond Index Fund (a)	426,792	2,650,377
Fidelity Series Real Estate Income Fund (a)	8,131	77,243
TOTAL BOND FUNDS (Cost $4,171,684)		4,047,769

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.91% (a)(c)	156,614	156,614
Fidelity Series Short-Term Credit Fund (a)	1,535	14,809
Fidelity Series Treasury Bill Index Fund (a)	38,591	383,976
TOTAL SHORT-TERM FUNDS (Cost $555,197)		555,399

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $41,959,379)	42,694,797
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2)
NET ASSETS - 100.0%	42,694,795

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	664	298,739	37,052	14,970	(2,212)	172	260,311
Fidelity Series Blue Chip Growth Fund	70,889	5,745,791	1,432,206	147,888	(30,010)	315,999	4,670,463
Fidelity Series Canada Fund	21,842	1,658,936	407,406	35,892	(15,180)	(45,023)	1,213,169
Fidelity Series Commodity Strategy Fund	9,922	1,140,302	391,906	334,551	(333,068)	(112,677)	312,573
Fidelity Series Corporate Bond Fund	731	222,068	37,188	851	(196)	2,749	188,164
Fidelity Series Emerging Markets Debt Fund	3,360	99,122	42,932	2,634	(841)	(1,790)	56,919
Fidelity Series Emerging Markets Debt Local Currency Fund	1,099	32,863	15,951	-	(255)	1,426	19,182
Fidelity Series Emerging Markets Fund	9,352	918,233	180,802	13,612	(5,790)	(13,913)	727,080
Fidelity Series Emerging Markets Opportunities Fund	85,753	6,560,609	1,784,479	115,060	(78,051)	(94,870)	4,688,962
Fidelity Series Floating Rate High Income Fund	660	73,626	31,885	2,301	(472)	20	41,949
Fidelity Series Government Bond Index Fund	1,061	347,955	73,959	785	52	1,648	276,757
Fidelity Series Government Money Market Fund 4.91%	-	407,085	250,471	3,093	-	-	156,614
Fidelity Series High Income Fund	4,015	44,958	48,998	70	(119)	144	-
Fidelity Series International Credit Fund	53	2	-	3	-	(8)	47
Fidelity Series International Developed Markets Bond Index Fund	-	9,625	9,539	-	(86)	-	-
Fidelity Series International Growth Fund	43,682	3,395,295	839,513	86,415	(6,972)	223,291	2,815,783
Fidelity Series International Index Fund	18,549	1,368,231	289,253	27,561	(8,126)	78,268	1,167,669
Fidelity Series International Small Cap Fund	13,621	984,860	117,649	46,410	(7,088)	10,050	883,794
Fidelity Series International Value Fund	44,101	3,415,156	728,596	84,214	(34,096)	112,330	2,808,895
Fidelity Series Investment Grade Bond Fund	1,119	356,032	76,970	1,283	(107)	2,741	282,815
Fidelity Series Investment Grade Securitized Fund	757	234,768	42,876	785	63	1,293	194,005
Fidelity Series Large Cap Growth Index Fund	44,711	3,426,865	721,789	36,272	(14,192)	223,156	2,958,751
Fidelity Series Large Cap Stock Fund	49,830	3,921,203	755,166	189,496	(39,436)	65,958	3,242,389
Fidelity Series Large Cap Value Index Fund	95,463	7,374,149	1,282,556	209,465	(51,442)	(84,782)	6,050,832
Fidelity Series Long-Term Treasury Bond Index Fund	35,558	3,687,839	902,974	61,668	(48,869)	(121,177)	2,650,377
Fidelity Series Overseas Fund	43,914	3,339,075	807,356	45,351	(18,409)	256,040	2,813,264
Fidelity Series Real Estate Income Fund	2,320	163,223	74,191	9,317	(5,895)	(8,214)	77,243
Fidelity Series Short-Term Credit Fund	-	14,640	-	107	-	169	14,809
Fidelity Series Small Cap Core Fund	-	37,211	-	-	-	1,662	38,873
Fidelity Series Small Cap Opportunities Fund	23,977	1,817,900	371,874	70,139	(7,700)	20,235	1,482,538
Fidelity Series Treasury Bill Index Fund	-	698,905	314,648	7,087	(314)	33	383,976
Fidelity Series Value Discovery Fund	35,271	2,814,158	528,587	110,975	(16,955)	(87,293)	2,216,594
	662,274	54,609,424	12,598,772	1,658,255	(725,766)	747,637	42,694,797

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	20,973,013	20,973,013	-	-

International Equity Funds	17,118,616	17,118,616	-	-

Bond Funds	4,047,769	4,047,769	-	-

Short-Term Funds	555,399	555,399	-	-
Total Investments in Securities:	42,694,797	42,694,797	-	-

Fidelity Flex® Freedom Blend 2050 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $41,959,379)	$42,694,797

Total Investment in Securities (cost $41,959,379)		$42,694,797
Receivable for investments sold		548,844
Receivable for fund shares sold		34,979
Total assets		43,278,620
Liabilities
Payable to custodian bank	$1
Payable for investments purchased	583,248
Payable for fund shares redeemed	576
Total Liabilities		583,825
Net Assets		$42,694,795
Net Assets consist of:
Paid in capital		$42,412,234
Total accumulated earnings (loss)		282,561
Net Assets		$42,694,795
Net Asset Value , offering price and redemption price per share ($42,694,795 ÷ 3,998,447 shares)		$10.68

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$1,091,881
Expenses
Independent trustees' fees and expenses	$106
Total Expenses		106
Net Investment income (loss)		1,091,775
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(725,766)
Capital gain distributions from underlying funds:
Affiliated issuers	566,374
Total net realized gain (loss)		(159,392)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	747,637
Total change in net unrealized appreciation (depreciation)		747,637
Net gain (loss)		588,245
Net increase (decrease) in net assets resulting from operations		$1,680,020
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,091,775	$10,624
Net realized gain (loss)	(159,392)	19,559
Change in net unrealized appreciation (depreciation)	747,637	(38,934)
Net increase (decrease) in net assets resulting from operations	1,680,020	(8,751)
Distributions to shareholders	(1,358,796)	(25,409)
Share transactions
Proceeds from sales of shares	48,255,330	561,385
Reinvestment of distributions	1,358,796	25,409
Cost of shares redeemed	(7,902,829)	(48,842)
Net increase (decrease) in net assets resulting from share transactions	41,711,297	537,952
Total increase (decrease) in net assets	42,032,521	503,792

Net Assets
Beginning of period	662,274	158,482
End of period	$42,694,795	$662,274

Other Information
Shares
Sold	4,572,928	44,029
Issued in reinvestment of distributions	135,777	1,968
Redeemed	(765,027)	(3,942)
Net increase (decrease)	3,943,678	42,055

Financial Highlights
Fidelity Flex® Freedom Blend 2050 Fund

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.09	$12.46	$8.46	$10.13	$10.66
Income from Investment Operations
Net investment income (loss) A,B	.35	.39	.18	.23	.22
Net realized and unrealized gain (loss)	(1.18) C	.14 C	4.50	(1.15)	- D
Total from investment operations	(.83)	.53	4.68	(.92)	.22
Distributions from net investment income	(.29)	(.28)	(.18)	(.23)	(.22)
Distributions from net realized gain	(.29)	(.61)	(.50)	(.51)	(.53)
Total distributions	(.58)	(.90) E	(.68)	(.75) E	(.75)
Net asset value, end of period	$10.68	$12.09	$12.46	$8.46	$10.13
Total Return	(6.62)%	3.89%	56.50%	(10.25)%	2.55%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-%	-%	-%	-%	-%
Expenses net of all reductions H	-%	-%	-%	-%	-%
Net investment income (loss)	3.39%	3.11%	1.67%	2.30%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$42,695	$662	$158	$101	$113
Portfolio turnover rate I	40%	32%	19%	61%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2055 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.2
Fidelity Series Blue Chip Growth Fund	10.9
Fidelity Series Emerging Markets Opportunities Fund	10.9
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series International Value Fund	6.6
Fidelity Series Long-Term Treasury Bond Index Fund	6.2
Fidelity Series Value Discovery Fund	5.2
81.7

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2055 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 49.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	230,053	2,753,735
Fidelity Series Commodity Strategy Fund (a)	1,854	184,320
Fidelity Series Large Cap Growth Index Fund (a)	112,694	1,744,498
Fidelity Series Large Cap Stock Fund (a)	108,318	1,911,820
Fidelity Series Large Cap Value Index Fund (a)	256,669	3,567,700
Fidelity Series Small Cap Core Fund (a)	2,262	22,780
Fidelity Series Small Cap Opportunities Fund (a)	71,417	874,150
Fidelity Series Value Discovery Fund (a)	90,764	1,306,999
TOTAL DOMESTIC EQUITY FUNDS (Cost $12,171,649)		12,366,002

International Equity Funds - 40.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	52,062	715,326
Fidelity Series Emerging Markets Fund (a)	56,696	462,640
Fidelity Series Emerging Markets Opportunities Fund (a)	165,807	2,730,848
Fidelity Series International Growth Fund (a)	105,148	1,660,295
Fidelity Series International Index Fund (a)	61,916	688,506
Fidelity Series International Small Cap Fund (a)	32,548	521,086
Fidelity Series International Value Fund (a)	155,955	1,656,247
Fidelity Series Overseas Fund (a)	138,234	1,658,810
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,813,226)		10,093,758

Bond Funds - 9.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	19,019	153,486
Fidelity Series Corporate Bond Fund (a)	12,125	110,948
Fidelity Series Emerging Markets Debt Fund (a)	4,568	33,572
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	1,240	11,317
Fidelity Series Floating Rate High Income Fund (a)	2,788	24,733
Fidelity Series Government Bond Index Fund (a)	17,435	163,187
Fidelity Series International Credit Fund (a)	5	35
Fidelity Series Investment Grade Bond Fund (a)	16,527	166,756
Fidelity Series Investment Grade Securitized Fund (a)	12,669	114,399
Fidelity Series Long-Term Treasury Bond Index Fund (a)	251,643	1,562,701
Fidelity Series Real Estate Income Fund (a)	4,797	45,567
TOTAL BOND FUNDS (Cost $2,453,245)		2,386,701

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.91% (a)(c)	90,449	90,449
Fidelity Series Short-Term Credit Fund (a)	1,302	12,567
Fidelity Series Treasury Bill Index Fund (a)	22,563	224,503
TOTAL SHORT-TERM FUNDS (Cost $327,370)		327,519

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $24,765,490)	25,173,980
NET OTHER ASSETS (LIABILITIES) - 0.0%	11
NET ASSETS - 100.0%	25,173,991

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	348	172,886	18,562	8,468	(1,165)	(21)	153,486
Fidelity Series Blue Chip Growth Fund	37,181	3,284,844	734,149	81,358	(14,697)	180,556	2,753,735
Fidelity Series Canada Fund	11,461	954,929	217,228	20,286	(9,569)	(24,267)	715,326
Fidelity Series Commodity Strategy Fund	5,206	639,164	216,168	183,577	(182,188)	(61,694)	184,320
Fidelity Series Corporate Bond Fund	382	129,081	19,983	486	(92)	1,560	110,948
Fidelity Series Emerging Markets Debt Fund	1,760	56,077	22,847	1,461	(480)	(938)	33,572
Fidelity Series Emerging Markets Debt Local Currency Fund	577	18,549	8,487	-	(125)	803	11,317
Fidelity Series Emerging Markets Fund	4,905	557,708	90,266	7,695	(2,739)	(6,968)	462,640
Fidelity Series Emerging Markets Opportunities Fund	44,999	3,681,347	900,945	65,036	(29,262)	(65,291)	2,730,848
Fidelity Series Floating Rate High Income Fund	346	42,317	17,687	1,288	(255)	12	24,733
Fidelity Series Government Bond Index Fund	556	201,777	40,120	449	29	945	163,187
Fidelity Series Government Money Market Fund 4.91%	-	233,415	142,966	1,729	-	-	90,449
Fidelity Series High Income Fund	2,107	23,490	25,600	37	(70)	73	-
Fidelity Series International Credit Fund	39	2	-	2	-	(6)	35
Fidelity Series International Developed Markets Bond Index Fund	-	5,392	5,345	-	(47)	-	-
Fidelity Series International Growth Fund	22,922	1,937,723	419,859	48,845	(5,738)	125,247	1,660,295
Fidelity Series International Index Fund	9,734	788,542	149,424	15,577	(4,355)	44,009	688,506
Fidelity Series International Small Cap Fund	7,148	577,650	65,282	26,247	(3,767)	5,337	521,086
Fidelity Series International Value Fund	23,144	1,957,538	369,957	47,601	(14,275)	59,797	1,656,247
Fidelity Series Investment Grade Bond Fund	587	206,447	41,786	733	(60)	1,568	166,756
Fidelity Series Investment Grade Securitized Fund	397	136,437	23,199	449	31	733	114,399
Fidelity Series Large Cap Growth Index Fund	23,448	1,981,401	378,035	19,885	(6,634)	124,318	1,744,498
Fidelity Series Large Cap Stock Fund	26,136	2,285,032	413,604	104,167	(21,302)	35,558	1,911,820
Fidelity Series Large Cap Value Index Fund	50,072	4,351,003	748,361	118,646	(29,038)	(55,976)	3,567,700
Fidelity Series Long-Term Treasury Bond Index Fund	18,674	2,098,822	462,750	34,271	(27,066)	(64,979)	1,562,701
Fidelity Series Overseas Fund	23,045	1,917,951	415,637	25,634	(9,124)	142,575	1,658,810
Fidelity Series Real Estate Income Fund	1,232	92,775	40,602	5,163	(3,092)	(4,746)	45,567
Fidelity Series Short-Term Credit Fund	-	12,441	-	80	-	126	12,567
Fidelity Series Small Cap Core Fund	-	21,802	-	-	-	978	22,780
Fidelity Series Small Cap Opportunities Fund	12,576	1,060,329	203,119	38,625	(4,707)	9,071	874,150
Fidelity Series Treasury Bill Index Fund	-	411,505	186,850	3,988	(174)	22	224,503
Fidelity Series Value Discovery Fund	18,500	1,639,698	288,617	62,838	(10,866)	(51,716)	1,306,999
	347,482	31,478,074	6,667,435	924,621	(380,827)	396,686	25,173,980

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	12,366,002	12,366,002	-	-

International Equity Funds	10,093,758	10,093,758	-	-

Bond Funds	2,386,701	2,386,701	-	-

Short-Term Funds	327,519	327,519	-	-
Total Investments in Securities:	25,173,980	25,173,980	-	-

Fidelity Flex® Freedom Blend 2055 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $24,765,490)	$25,173,980

Total Investment in Securities (cost $24,765,490)		$25,173,980
Receivable for investments sold		264,162
Receivable for fund shares sold		128,736
Total assets		25,566,878
Liabilities
Payable for investments purchased	$392,068
Payable for fund shares redeemed	819
Total Liabilities		392,887
Net Assets		$25,173,991
Net Assets consist of:
Paid in capital		$25,036,929
Total accumulated earnings (loss)		137,062
Net Assets		$25,173,991
Net Asset Value , offering price and redemption price per share ($25,173,991 ÷ 2,378,951 shares)		$10.58

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$610,074
Expenses
Independent trustees' fees and expenses	$58
Total Expenses		58
Net Investment income (loss)		610,016
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(380,827)
Capital gain distributions from underlying funds:
Affiliated issuers	314,547
Total net realized gain (loss)		(66,280)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	396,686
Total change in net unrealized appreciation (depreciation)		396,686
Net gain (loss)		330,406
Net increase (decrease) in net assets resulting from operations		$940,422
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$610,016	$5,981
Net realized gain (loss)	(66,280)	11,598
Change in net unrealized appreciation (depreciation)	396,686	(14,877)
Net increase (decrease) in net assets resulting from operations	940,422	2,702
Distributions to shareholders	(770,462)	(18,212)
Share transactions
Proceeds from sales of shares	28,461,214	226,690
Reinvestment of distributions	770,462	18,212
Cost of shares redeemed	(4,575,131)	(40,317)
Net increase (decrease) in net assets resulting from share transactions	24,656,545	204,585
Total increase (decrease) in net assets	24,826,505	189,075

Net Assets
Beginning of period	347,486	158,411
End of period	$25,173,991	$347,486

Other Information
Shares
Sold	2,723,802	18,191
Issued in reinvestment of distributions	77,694	1,423
Redeemed	(451,578)	(3,289)
Net increase (decrease)	2,349,918	16,325

Financial Highlights
Fidelity Flex® Freedom Blend 2055 Fund

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.97	$12.47	$8.46	$10.13	$10.66
Income from Investment Operations
Net investment income (loss) A,B	.35	.35	.18	.23	.22
Net realized and unrealized gain (loss)	(1.17) C	.18 C	4.51	(1.15)	- D
Total from investment operations	(.82)	.53	4.69	(.92)	.22
Distributions from net investment income	(.28)	(.29)	(.18)	(.24)	(.22)
Distributions from net realized gain	(.29)	(.74)	(.50)	(.51)	(.53)
Total distributions	(.57)	(1.03)	(.68)	(.75)	(.75)
Net asset value, end of period	$10.58	$11.97	$12.47	$8.46	$10.13
Total Return	(6.60)%	3.84%	56.63%	(10.24)%	2.56%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-%	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	3.41%	2.77%	1.67%	2.30%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$25,174	$347	$158	$101	$113
Portfolio turnover rate H	38%	39%	18%	61%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Amount represents less than $.005 per share.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2060 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.2
Fidelity Series Blue Chip Growth Fund	10.9
Fidelity Series Emerging Markets Opportunities Fund	10.7
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series International Value Fund	6.6
Fidelity Series Long-Term Treasury Bond Index Fund	6.2
Fidelity Series Value Discovery Fund	5.2
81.5

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2060 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 49.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	101,823	1,218,819
Fidelity Series Commodity Strategy Fund (a)	820	81,583
Fidelity Series Large Cap Growth Index Fund (a)	49,879	772,123
Fidelity Series Large Cap Stock Fund (a)	47,942	846,185
Fidelity Series Large Cap Value Index Fund (a)	113,603	1,579,079
Fidelity Series Small Cap Core Fund (a)	993	9,998
Fidelity Series Small Cap Opportunities Fund (a)	31,612	386,926
Fidelity Series Value Discovery Fund (a)	40,173	578,489
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,365,741)		5,473,202

International Equity Funds - 40.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	23,042	316,600
Fidelity Series Emerging Markets Fund (a)	27,128	221,367
Fidelity Series Emerging Markets Opportunities Fund (a)	72,376	1,192,041
Fidelity Series International Growth Fund (a)	46,539	734,843
Fidelity Series International Index Fund (a)	27,404	304,727
Fidelity Series International Small Cap Fund (a)	14,404	230,616
Fidelity Series International Value Fund (a)	69,025	733,041
Fidelity Series Overseas Fund (a)	61,181	734,177
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,310,712)		4,467,412

Bond Funds - 9.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	8,418	67,932
Fidelity Series Corporate Bond Fund (a)	5,367	49,107
Fidelity Series Emerging Markets Debt Fund (a)	2,023	14,871
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	549	5,008
Fidelity Series Floating Rate High Income Fund (a)	1,234	10,941
Fidelity Series Government Bond Index Fund (a)	7,717	72,228
Fidelity Series International Credit Fund (a)	5	35
Fidelity Series Investment Grade Bond Fund (a)	7,315	73,810
Fidelity Series Investment Grade Securitized Fund (a)	5,607	50,634
Fidelity Series Long-Term Treasury Bond Index Fund (a)	111,379	691,665
Fidelity Series Real Estate Income Fund (a)	2,124	20,178
TOTAL BOND FUNDS (Cost $1,080,018)		1,056,409

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.91% (a)(c)	38,831	38,831
Fidelity Series Short-Term Credit Fund (a)	823	7,942
Fidelity Series Treasury Bill Index Fund (a)	9,865	98,162
TOTAL SHORT-TERM FUNDS (Cost $144,839)		144,935

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,901,310)	11,141,958
NET OTHER ASSETS (LIABILITIES) - 0.0%	14
NET ASSETS - 100.0%	11,141,972

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	329	75,409	7,518	3,485	(412)	124	67,932
Fidelity Series Blue Chip Growth Fund	35,135	1,390,133	281,299	31,844	(8,807)	83,657	1,218,819
Fidelity Series Canada Fund	10,833	399,712	83,020	8,362	(4,011)	(6,914)	316,600
Fidelity Series Commodity Strategy Fund	4,920	254,646	83,658	71,539	(72,793)	(21,532)	81,583
Fidelity Series Corporate Bond Fund	366	56,096	7,987	209	(53)	685	49,107
Fidelity Series Emerging Markets Debt Fund	1,670	23,243	9,501	605	(352)	(189)	14,871
Fidelity Series Emerging Markets Debt Local Currency Fund	547	7,648	3,486	-	(80)	379	5,008
Fidelity Series Emerging Markets Fund	4,644	254,888	36,798	3,171	(1,015)	(352)	221,367
Fidelity Series Emerging Markets Opportunities Fund	42,527	1,548,018	373,278	26,807	(11,950)	(13,276)	1,192,041
Fidelity Series Floating Rate High Income Fund	327	17,813	7,111	528	(106)	18	10,941
Fidelity Series Government Bond Index Fund	530	87,458	16,168	193	(8)	416	72,228
Fidelity Series Government Money Market Fund 4.91%	-	98,783	59,952	712	-	-	38,831
Fidelity Series High Income Fund	1,990	9,416	11,364	25	(104)	62	-
Fidelity Series International Credit Fund	39	2	-	2	-	(6)	35
Fidelity Series International Developed Markets Bond Index Fund	-	2,188	2,170	-	(18)	-	-
Fidelity Series International Growth Fund	21,662	824,023	164,797	20,132	(1,346)	55,301	734,843
Fidelity Series International Index Fund	9,201	333,746	57,447	6,421	(1,780)	21,007	304,727
Fidelity Series International Small Cap Fund	6,754	241,701	20,217	10,815	(1,030)	3,408	230,616
Fidelity Series International Value Fund	21,872	832,379	148,352	19,619	(5,497)	32,639	733,041
Fidelity Series Investment Grade Bond Fund	559	89,474	16,866	314	(44)	687	73,810
Fidelity Series Investment Grade Securitized Fund	380	59,228	9,292	197	(2)	320	50,634
Fidelity Series Large Cap Growth Index Fund	22,158	831,685	131,749	7,769	(2,692)	52,721	772,123
Fidelity Series Large Cap Stock Fund	24,697	949,720	140,768	40,068	(5,920)	18,456	846,185
Fidelity Series Large Cap Value Index Fund	47,316	1,811,209	249,096	49,080	(8,713)	(21,637)	1,579,079
Fidelity Series Long-Term Treasury Bond Index Fund	17,660	886,604	178,626	14,001	(10,980)	(22,993)	691,665
Fidelity Series Overseas Fund	21,778	816,331	164,460	10,566	(3,342)	63,870	734,177
Fidelity Series Real Estate Income Fund	1,071	41,904	19,671	2,065	(1,324)	(1,802)	20,178
Fidelity Series Short-Term Credit Fund	-	7,858	-	49	-	84	7,942
Fidelity Series Small Cap Core Fund	-	9,569	-	-	-	429	9,998
Fidelity Series Small Cap Opportunities Fund	11,884	444,623	72,198	15,150	(1,739)	4,356	386,926
Fidelity Series Treasury Bill Index Fund	-	178,905	80,686	1,673	(69)	12	98,162
Fidelity Series Value Discovery Fund	17,481	686,404	100,695	25,979	(2,419)	(22,282)	578,489
	328,330	13,270,816	2,538,230	371,380	(146,606)	227,648	11,141,958

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	5,473,202	5,473,202	-	-

International Equity Funds	4,467,412	4,467,412	-	-

Bond Funds	1,056,409	1,056,409	-	-

Short-Term Funds	144,935	144,935	-	-
Total Investments in Securities:	11,141,958	11,141,958	-	-

Fidelity Flex® Freedom Blend 2060 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $10,901,310)	$11,141,958

Total Investment in Securities (cost $10,901,310)		$11,141,958
Receivable for investments sold		135,484
Receivable for fund shares sold		27,099
Total assets		11,304,541
Liabilities
Payable for investments purchased	$157,002
Payable for fund shares redeemed	5,567
Total Liabilities		162,569
Net Assets		$11,141,972
Net Assets consist of:
Paid in capital		$11,010,003
Total accumulated earnings (loss)		131,969
Net Assets		$11,141,972
Net Asset Value , offering price and redemption price per share ($11,141,972 ÷ 1,061,342 shares)		$10.50

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$246,478
Expenses
Independent trustees' fees and expenses	$24
Total Expenses		24
Net Investment income (loss)		246,454
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(146,606)
Capital gain distributions from underlying funds:
Affiliated issuers	124,902
Total net realized gain (loss)		(21,704)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	227,648
Total change in net unrealized appreciation (depreciation)		227,648
Net gain (loss)		205,944
Net increase (decrease) in net assets resulting from operations		$452,398
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$246,454	$5,613
Net realized gain (loss)	(21,704)	11,785
Change in net unrealized appreciation (depreciation)	227,648	(13,622)
Net increase (decrease) in net assets resulting from operations	452,398	3,776
Distributions to shareholders	(313,224)	(17,646)
Share transactions
Proceeds from sales of shares	12,346,076	192,631
Reinvestment of distributions	313,224	17,646
Cost of shares redeemed	(1,984,831)	(26,471)
Net increase (decrease) in net assets resulting from share transactions	10,674,469	183,806
Total increase (decrease) in net assets	10,813,643	169,936

Net Assets
Beginning of period	328,329	158,393
End of period	$11,141,972	$328,329

Other Information
Shares
Sold	1,198,183	15,744
Issued in reinvestment of distributions	31,818	1,388
Redeemed	(196,359)	(2,144)
Net increase (decrease)	1,033,642	14,988

Financial Highlights
Fidelity Flex® Freedom Blend 2060 Fund

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.85	$12.46	$8.46	$10.13	$10.66
Income from Investment Operations
Net investment income (loss) A,B	.34	.36	.18	.23	.22
Net realized and unrealized gain (loss)	(1.14) C	.18 C	4.51	(1.15)	- D
Total from investment operations	(.80)	.54	4.69	(.92)	.22
Distributions from net investment income	(.27)	(.34)	(.18)	(.24)	(.22)
Distributions from net realized gain	(.28)	(.81)	(.50)	(.51)	(.53)
Total distributions	(.55)	(1.15)	(.69) E	(.75)	(.75)
Net asset value, end of period	$10.50	$11.85	$12.46	$8.46	$10.13
Total Return	(6.53)%	3.84%	56.58%	(10.24)%	2.55%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-%	-%	-%	-%	-%
Expenses net of all reductions H	-%	-%	-%	-%	-%
Net investment income (loss)	3.38%	2.81%	1.67%	2.30%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$11,142	$328	$158	$101	$113
Portfolio turnover rate I	35%	31%	19%	62%	20%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Flex® Freedom Blend 2065 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.2
Fidelity Series Blue Chip Growth Fund	10.9
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series International Value Fund	6.6
Fidelity Series Long-Term Treasury Bond Index Fund	6.2
Fidelity Series Value Discovery Fund	5.2
81.1

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex® Freedom Blend 2065 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 49.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	25,114	300,610
Fidelity Series Commodity Strategy Fund (a)	202	20,116
Fidelity Series Large Cap Growth Index Fund (a)	12,302	190,437
Fidelity Series Large Cap Stock Fund (a)	11,825	208,719
Fidelity Series Large Cap Value Index Fund (a)	28,020	389,482
Fidelity Series Small Cap Core Fund (a)	239	2,407
Fidelity Series Small Cap Opportunities Fund (a)	7,798	95,444
Fidelity Series Value Discovery Fund (a)	9,909	142,694
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,318,723)		1,349,909

International Equity Funds - 40.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	5,683	78,087
Fidelity Series Emerging Markets Fund (a)	7,978	65,104
Fidelity Series Emerging Markets Opportunities Fund (a)	17,213	283,503
Fidelity Series International Growth Fund (a)	11,479	181,246
Fidelity Series International Index Fund (a)	6,759	75,161
Fidelity Series International Small Cap Fund (a)	3,552	56,866
Fidelity Series International Value Fund (a)	17,025	180,805
Fidelity Series Overseas Fund (a)	15,090	181,085
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,061,659)		1,101,857

Bond Funds - 9.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	2,076	16,755
Fidelity Series Corporate Bond Fund (a)	1,324	12,112
Fidelity Series Emerging Markets Debt Fund (a)	501	3,679
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	135	1,236
Fidelity Series Floating Rate High Income Fund (a)	304	2,697
Fidelity Series Government Bond Index Fund (a)	1,903	17,814
Fidelity Series International Credit Fund (a)	4	28
Fidelity Series Investment Grade Bond Fund (a)	1,804	18,204
Fidelity Series Investment Grade Securitized Fund (a)	1,383	12,489
Fidelity Series Long-Term Treasury Bond Index Fund (a)	27,468	170,578
Fidelity Series Real Estate Income Fund (a)	525	4,984
TOTAL BOND FUNDS (Cost $262,614)		260,576

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (c)	19	19
Fidelity Series Government Money Market Fund 4.91% (a)(d)	9,388	9,388
Fidelity Series Short-Term Credit Fund (a)	241	2,324
Fidelity Series Treasury Bill Index Fund (a)	2,414	24,020
TOTAL SHORT-TERM FUNDS (Cost $35,714)		35,751

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,678,710)	2,748,093
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	2,748,095

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	19	-	-	-	-	-	19	0.0%
Total	19	-	-	-	-	-	19

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	302	17,969	1,514	703	(99)	97	16,755
Fidelity Series Blue Chip Growth Fund	32,246	307,164	53,473	5,620	(6,060)	20,733	300,610
Fidelity Series Canada Fund	9,935	85,534	15,605	1,676	(803)	(974)	78,087
Fidelity Series Commodity Strategy Fund	4,514	47,612	16,118	12,461	(11,545)	(4,347)	20,116
Fidelity Series Corporate Bond Fund	331	13,139	1,492	48	(25)	159	12,112
Fidelity Series Emerging Markets Debt Fund	1,523	4,601	2,293	127	(266)	114	3,679
Fidelity Series Emerging Markets Debt Local Currency Fund	500	1,517	836	-	(64)	119	1,236
Fidelity Series Emerging Markets Fund	4,252	67,411	7,021	636	(509)	971	65,104
Fidelity Series Emerging Markets Opportunities Fund	39,007	322,864	74,947	5,373	(4,917)	1,496	283,503
Fidelity Series Floating Rate High Income Fund	300	3,828	1,411	106	(29)	9	2,697
Fidelity Series Government Bond Index Fund	481	20,329	3,078	44	(18)	100	17,814
Fidelity Series Government Money Market Fund 4.91%	-	21,438	12,050	141	-	-	9,388
Fidelity Series High Income Fund	1,827	1,205	2,959	18	(122)	49	-
Fidelity Series International Credit Fund	32	1	-	2	-	(5)	28
Fidelity Series International Developed Markets Bond Index Fund	-	569	565	-	(4)	-	-
Fidelity Series International Growth Fund	19,870	181,347	30,526	4,035	(1,358)	11,913	181,246
Fidelity Series International Index Fund	8,437	73,900	11,435	1,287	(436)	4,695	75,161
Fidelity Series International Small Cap Fund	6,196	53,825	3,705	2,170	(552)	1,102	56,866
Fidelity Series International Value Fund	20,061	182,794	29,158	3,932	(1,063)	8,171	180,805
Fidelity Series Investment Grade Bond Fund	508	20,790	3,226	73	(29)	161	18,204
Fidelity Series Investment Grade Securitized Fund	343	13,848	1,763	43	(11)	72	12,489
Fidelity Series Large Cap Growth Index Fund	20,337	186,524	25,338	1,368	(1,699)	10,613	190,437
Fidelity Series Large Cap Stock Fund	22,667	210,555	27,962	6,671	(1,341)	4,800	208,719
Fidelity Series Large Cap Value Index Fund	43,427	397,637	43,361	9,959	(1,775)	(6,446)	389,482
Fidelity Series Long-Term Treasury Bond Index Fund	16,173	196,408	36,044	2,779	(4,851)	(1,108)	170,578
Fidelity Series Overseas Fund	19,976	179,400	30,533	2,118	(1,205)	13,447	181,085
Fidelity Series Real Estate Income Fund	1,054	7,682	3,160	389	(200)	(392)	4,984
Fidelity Series Short-Term Credit Fund	-	3,398	1,106	18	-	32	2,324
Fidelity Series Small Cap Core Fund	-	2,307	-	-	-	100	2,407
Fidelity Series Small Cap Opportunities Fund	10,907	98,339	13,441	2,689	(545)	184	95,444
Fidelity Series Treasury Bill Index Fund	-	42,886	18,858	346	(13)	5	24,020
Fidelity Series Value Discovery Fund	16,044	149,523	16,960	5,261	(586)	(5,327)	142,694
	301,250	2,916,344	489,938	70,093	(40,125)	60,543	2,748,074

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,349,909	1,349,909	-	-

International Equity Funds	1,101,857	1,101,857	-	-

Bond Funds	260,576	260,576	-	-

Short-Term Funds	35,751	35,751	-	-
Total Investments in Securities:	2,748,093	2,748,093	-	-

Fidelity Flex® Freedom Blend 2065 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $19)	$19
Other affiliated issuers (cost $2,678,691)	2,748,074

Total Investment in Securities (cost $2,678,710)		$2,748,093
Receivable for investments sold		28,357
Receivable for fund shares sold		22,110
Total assets		2,798,560
Liabilities
Payable for investments purchased	$42,684
Payable for fund shares redeemed	7,781
Total Liabilities		50,465
Net Assets		$2,748,095
Net Assets consist of:
Paid in capital		$2,713,398
Total accumulated earnings (loss)		34,697
Net Assets		$2,748,095
Net Asset Value , offering price and redemption price per share ($2,748,095 ÷ 259,900 shares)		$10.57

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$47,213
Expenses
Independent trustees' fees and expenses	$5
Total Expenses		5
Net Investment income (loss)		47,208
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(40,125)
Capital gain distributions from underlying funds:
Affiliated issuers	22,880
Total net realized gain (loss)		(17,245)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	60,543
Total change in net unrealized appreciation (depreciation)		60,543
Net gain (loss)		43,298
Net increase (decrease) in net assets resulting from operations		$90,506
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,208	$5,237
Net realized gain (loss)	(17,245)	10,742
Change in net unrealized appreciation (depreciation)	60,543	(13,838)
Net increase (decrease) in net assets resulting from operations	90,506	2,141
Distributions to shareholders	(62,898)	(15,925)
Share transactions
Proceeds from sales of shares	2,828,986	189,639
Reinvestment of distributions	62,898	15,925
Cost of shares redeemed	(472,665)	(26,623)
Net increase (decrease) in net assets resulting from share transactions	2,419,219	178,941
Total increase (decrease) in net assets	2,446,827	165,157

Net Assets
Beginning of period	301,268	136,111
End of period	$2,748,095	$301,268

Other Information
Shares
Sold	274,970	15,261
Issued in reinvestment of distributions	6,311	1,247
Redeemed	(46,655)	(2,151)
Net increase (decrease)	234,626	14,357

Financial Highlights
Fidelity Flex® Freedom Blend 2065 Fund

Years ended March 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.92	$12.47	$8.42	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.33	.35	.18	.22
Net realized and unrealized gain (loss)	(1.15) D	.19 D	4.51	(1.46)
Total from investment operations	(.82)	.54	4.69	(1.24)
Distributions from net investment income	(.25)	(.32)	(.18)	(.22)
Distributions from net realized gain	(.28)	(.76)	(.45)	(.12)
Total distributions	(.53)	(1.09) E	(.64) E	(.34)
Net asset value, end of period	$10.57	$11.92	$12.47	$8.42
Total Return F	(6.62)%	3.86%	56.66%	(13.10)%
Ratios to Average Net Assets C,G,H
Expenses before reductions I	-%	-%	-%	-% J
Expenses net of fee waivers, if any I	-%	-%	-%	-% J
Expenses net of all reductions I	-%	-%	-%	-% J
Net investment income (loss)	3.24%	2.78%	1.67%	2.88% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,748	$301	$136	$87
Portfolio turnover rate K	34%	31%	19%	208% J

A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended March 31, 2023

1. Organization.
Fidelity Flex Freedom Blend Income Fund, Fidelity Flex Freedom Blend 2005 Fund, Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund and Fidelity Flex Freedom Blend 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds are available only to certain fee-based accounts and advisory programs offered by Fidelity. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of March 31, 2023 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2023, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), capital loss carryforwards and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Flex Freedom Blend Income Fund	$833,779	$8,347	$(22,205)	$(13,858)
Fidelity Flex Freedom Blend 2005 Fund	3,356,043	29,105	(113,076)	(83,971)
Fidelity Flex Freedom Blend 2010 Fund	5,959,150	64,450	(199,238)	(134,788)
Fidelity Flex Freedom Blend 2015 Fund	11,257,037	159,737	(351,231)	(191,494)
Fidelity Flex Freedom Blend 2020 Fund	43,454,777	750,328	(1,470,114)	(719,786)
Fidelity Flex Freedom Blend 2025 Fund	71,613,514	1,456,837	(2,269,500)	(812,663)
Fidelity Flex Freedom Blend 2030 Fund	81,578,929	1,787,982	(2,356,113)	(568,131)
Fidelity Flex Freedom Blend 2035 Fund	78,006,093	2,143,963	(1,919,566)	224,397
Fidelity Flex Freedom Blend 2040 Fund	62,629,488	1,832,221	(1,435,309)	396,912
Fidelity Flex Freedom Blend 2045 Fund	57,455,245	1,765,380	(1,382,131)	383,249
Fidelity Flex Freedom Blend 2050 Fund	42,408,017	1,280,910	(994,130)	286,780
Fidelity Flex Freedom Blend 2055 Fund	25,036,917	747,408	(610,345)	137,063
Fidelity Flex Freedom Blend 2060 Fund	11,023,749	357,165	(238,956)	118,209
Fidelity Flex Freedom Blend 2065 Fund	2,719,227	100,704	(71,838)	28,866

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Flex Freedom Blend Income Fund	$1,940	$-	$(132,828)	$(13,858)
Fidelity Flex Freedom Blend 2005 Fund	17,433	-	(48,145)	(83,971)
Fidelity Flex Freedom Blend 2010 Fund	24,702	-	(109,507)	(134,788)
Fidelity Flex Freedom Blend 2015 Fund	38,678	-	(350,395)	(191,494)
Fidelity Flex Freedom Blend 2020 Fund	-	-	(655,936)	(719,786)
Fidelity Flex Freedom Blend 2025 Fund	98,815	-	(247,098)	(812,663)
Fidelity Flex Freedom Blend 2030 Fund	38,482	-	-	(568,131)
Fidelity Flex Freedom Blend 2035 Fund	-	-	-	224,397
Fidelity Flex Freedom Blend 2040 Fund	-	-	-	396,912
Fidelity Flex Freedom Blend 2045 Fund	-	-	-	383,249
Fidelity Flex Freedom Blend 2050 Fund	-	-	-	286,780
Fidelity Flex Freedom Blend 2055 Fund	-	-	-	137,063
Fidelity Flex Freedom Blend 2060 Fund	6,497	7,265	-	118,209
Fidelity Flex Freedom Blend 2065 Fund	2,072	3,760	-	28,866

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Flex Freedom Blend Income Fund	$(119,007)	$(13,821)	$(132,828)
Fidelity Flex Freedom Blend 2005 Fund	(47,506)	(639)	(48,145)
Fidelity Flex Freedom Blend 2010 Fund	(109,507)	-	(109,507)
Fidelity Flex Freedom Blend 2015 Fund	(350,395)	-	(350,395)
Fidelity Flex Freedom Blend 2020 Fund	(655,936)	-	(655,936)
Fidelity Flex Freedom Blend 2025 Fund	(247,098)	-	(247,098)

Due to large redemptions in the current period, approximately $75,791 of Fidelity Flex Freedom Blend Income Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $23,704 of those capital losses per year to offset capital gains.

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2022 to March 31, 2023. Loss deferrals were as follows:
Capital losses
Fidelity Flex Freedom Blend 2030 Fund	$(363,767)
Fidelity Flex Freedom Blend 2035 Fund	(258,223)
Fidelity Flex Freedom Blend 2040 Fund	(137,695)
Fidelity Flex Freedom Blend 2045 Fund	(108,163)
Fidelity Flex Freedom Blend 2050 Fund	(4,218)

The tax character of distributions paid was as follows:

March 31, 2023
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Flex Freedom Blend Income Fund	$60,342	$1,843	$62,185
Fidelity Flex Freedom Blend 2005 Fund	105,734	2,004	107,738
Fidelity Flex Freedom Blend 2010 Fund	210,974	2,363	213,337
Fidelity Flex Freedom Blend 2015 Fund	399,952	2,840	402,792
Fidelity Flex Freedom Blend 2020 Fund	1,407,803	3,607	1,411,410
Fidelity Flex Freedom Blend 2025 Fund	2,193,319	5,000	2,198,319
Fidelity Flex Freedom Blend 2030 Fund	2,322,210	146,655	2,468,865
Fidelity Flex Freedom Blend 2035 Fund	2,103,543	241,991	2,345,534
Fidelity Flex Freedom Blend 2040 Fund	1,546,905	395,588	1,942,493
Fidelity Flex Freedom Blend 2045 Fund	1,475,425	382,520	1,857,945
Fidelity Flex Freedom Blend 2050 Fund	1,064,120	294,676	1,358,796
Fidelity Flex Freedom Blend 2055 Fund	593,415	177,047	770,462
Fidelity Flex Freedom Blend 2060 Fund	241,620	71,604	313,224
Fidelity Flex Freedom Blend 2065 Fund	45,693	17,205	62,898

March 31, 2022
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Flex Freedom Blend Income Fund	$3,908	$2,615	$6,523
Fidelity Flex Freedom Blend 2005 Fund	4,040	3,222	7,262
Fidelity Flex Freedom Blend 2010 Fund	4,525	4,070	8,595
Fidelity Flex Freedom Blend 2015 Fund	5,405	4,585	9,990
Fidelity Flex Freedom Blend 2020 Fund	6,376	5,185	11,561
Fidelity Flex Freedom Blend 2025 Fund	8,290	5,908	14,198
Fidelity Flex Freedom Blend 2030 Fund	13,050	6,909	19,959
Fidelity Flex Freedom Blend 2035 Fund	24,516	9,303	33,819
Fidelity Flex Freedom Blend 2040 Fund	16,031	9,510	25,541
Fidelity Flex Freedom Blend 2045 Fund	21,493	13,924	35,417
Fidelity Flex Freedom Blend 2050 Fund	16,369	9,040	25,409
Fidelity Flex Freedom Blend 2055 Fund	9,605	8,607	18,212
Fidelity Flex Freedom Blend 2060 Fund	9,163	8,483	17,646
Fidelity Flex Freedom Blend 2065 Fund	8,442	7,483	15,925

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Freedom Blend Income Fund	3,469,027	2,651,251
Fidelity Flex Freedom Blend 2005 Fund	4,707,688	1,426,754
Fidelity Flex Freedom Blend 2010 Fund	11,162,233	5,199,822
Fidelity Flex Freedom Blend 2015 Fund	21,124,420	9,610,898
Fidelity Flex Freedom Blend 2020 Fund	67,111,541	22,932,113
Fidelity Flex Freedom Blend 2025 Fund	109,369,689	37,338,261
Fidelity Flex Freedom Blend 2030 Fund	115,793,279	34,288,716
Fidelity Flex Freedom Blend 2035 Fund	110,615,374	32,787,452
Fidelity Flex Freedom Blend 2040 Fund	82,778,474	20,455,072
Fidelity Flex Freedom Blend 2045 Fund	77,382,942	20,409,374
Fidelity Flex Freedom Blend 2050 Fund	54,609,424	12,598,772
Fidelity Flex Freedom Blend 2055 Fund	31,478,074	6,667,435
Fidelity Flex Freedom Blend 2060 Fund	13,270,816	2,538,230
Fidelity Flex Freedom Blend 2065 Fund	2,916,344	489,938

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services and the Funds do not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Funds, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net related gain(loss)for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Flex Freedom Blend Income Fund	2,954	93
Fidelity Flex Freedom Blend 2005 Fund	2,465	78
Fidelity Flex Freedom Blend 2010 Fund	2,086	64
Fidelity Flex Freedom Blend 2015 Fund	2,189	64
Fidelity Flex Freedom Blend 2020 Fund	5,664	64
Fidelity Flex Freedom Blend 2025 Fund	4,136	92
Fidelity Flex Freedom Blend 2030 Fund	7,347	(43)

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Net Assets.

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying   table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Flex Freedom Blend Income Fund	8,733	643
Fidelity Flex Freedom Blend 2005 Fund	7,726	626
Fidelity Flex Freedom Blend 2010 Fund	6,905	549
Fidelity Flex Freedom Blend 2015 Fund	6,973	440
Fidelity Flex Freedom Blend 2020 Fund	7,628	209
Fidelity Flex Freedom Blend 2025 Fund	8,365	117
Fidelity Flex Freedom Blend 2030 Fund	11,262	(137)
Fidelity Flex Freedom Blend 2035 Fund	4,968	120
Fidelity Flex Freedom Blend 2040 Fund	2,702	62
Fidelity Flex Freedom Blend 2045 Fund	4,145	103
Fidelity Flex Freedom Blend 2050 Fund	3,850	77
Fidelity Flex Freedom Blend 2055 Fund	1,816	85
Fidelity Flex Freedom Blend 2060 Fund	1,707	89
Fidelity Flex Freedom Blend 2065 Fund	1,598	71

6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
Fidelity Flex Freedom Blend Income Fund	1	52%

7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of Fidelity Flex Freedom Blend Income Fund, Fidelity Flex Freedom Blend 2005 Fund, Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund and Fidelity Flex Freedom Blend 2065 Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Flex Freedom Blend Income Fund, Fidelity Flex Freedom Blend 2005 Fund, Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund and Fidelity Flex Freedom Blend 2065 Fund (fourteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the "Funds") as of March 31, 2023, the related statements of operations for the year ended March 31, 2023, the statements of changes in net assets for each of the two years in the period ended March 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2023, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 12, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. If the interests of a fund and an underlying Fidelity ® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 293 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
William Irving (1964)
Year of Election or Appointment: 2023
Vice President
Mr. Irving also serves as Vice President of other funds. Mr. Irving serves as Head of Fidelity Asset Management Solutions (2022-present) and is an employee of Fidelity Investments. Mr. Irving serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2023-present) and President, Director, or Vice President of certain other Fidelity entities. Previously, Mr. Irving served as Chief Investment Officer (CIO) in the Global Asset Allocation division (2020-2022).  Prior to that, he was Managing Director of Research in the Global Asset Allocation division (2018-2020) and portfolio manager of certain Fidelity ® funds (2004-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period- C October 1, 2022 to March 31, 2023

Fidelity Flex® Freedom Blend Income Fund	-%- D
Actual		$ 1,000	$ 1,070.20	$- E
Hypothetical- B		$ 1,000	$ 1,024.93	$- E

Fidelity Flex® Freedom Blend 2005 Fund	-%- D
Actual		$ 1,000	$ 1,074.10	$- E
Hypothetical- B		$ 1,000	$ 1,024.93	$- E

Fidelity Flex® Freedom Blend 2010 Fund	-%- D
Actual		$ 1,000	$ 1,089.10	$- E
Hypothetical- B		$ 1,000	$ 1,024.93	$- E

Fidelity Flex® Freedom Blend 2015 Fund	-%- D
Actual		$ 1,000	$ 1,104.00	$- E
Hypothetical- B		$ 1,000	$ 1,024.93	$- E

Fidelity Flex® Freedom Blend 2020 Fund	-%- D
Actual		$ 1,000	$ 1,120.00	$- E
Hypothetical- B		$ 1,000	$ 1,024.93	$- E

Fidelity Flex® Freedom Blend 2025 Fund	-%- D
Actual		$ 1,000	$ 1,129.50	$- E
Hypothetical- B		$ 1,000	$ 1,024.93	$- E

Fidelity Flex® Freedom Blend 2030 Fund	-%- D
Actual		$ 1,000	$ 1,137.50	$- E
Hypothetical- B		$ 1,000	$ 1,024.93	$- E

Fidelity Flex® Freedom Blend 2035 Fund	-%- D
Actual		$ 1,000	$ 1,157.20	$- E
Hypothetical- B		$ 1,000	$ 1,024.93	$- E

Fidelity Flex® Freedom Blend 2040 Fund	-%- D
Actual		$ 1,000	$ 1,176.30	$- E
Hypothetical- B		$ 1,000	$ 1,024.93	$- E

Fidelity Flex® Freedom Blend 2045 Fund	-%- D
Actual		$ 1,000	$ 1,178.90	$- E
Hypothetical- B		$ 1,000	$ 1,024.93	$- E

Fidelity Flex® Freedom Blend 2050 Fund	-%- D
Actual		$ 1,000	$ 1,179.50	$- E
Hypothetical- B		$ 1,000	$ 1,024.93	$- E

Fidelity Flex® Freedom Blend 2055 Fund	-%- D
Actual		$ 1,000	$ 1,178.70	$- E
Hypothetical- B		$ 1,000	$ 1,024.93	$- E

Fidelity Flex® Freedom Blend 2060 Fund	-%- D
Actual		$ 1,000	$ 1,179.30	$- E
Hypothetical- B		$ 1,000	$ 1,024.93	$- E

Fidelity Flex® Freedom Blend 2065 Fund	-%- D
Actual		$ 1,000	$ 1,178.30	$- E
Hypothetical- B		$ 1,000	$ 1,024.93	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2023, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Flex Freedom Blend 2030 Fund	$122,197
Fidelity Flex Freedom Blend 2035 Fund	$213,253
Fidelity Flex Freedom Blend 2040 Fund	$380,198
Fidelity Flex Freedom Blend 2045 Fund	$365,657
Fidelity Flex Freedom Blend 2050 Fund	$280,516
Fidelity Flex Freedom Blend 2055 Fund	$197,388
Fidelity Flex Freedom Blend 2060 Fund	$96,393
Fidelity Flex Freedom Blend 2065 Fund	$20,167
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Flex Freedom Blend Income Fund	28.04%
Fidelity Flex Freedom Blend 2005 Fund	39.11%
Fidelity Flex Freedom Blend 2010 Fund	34.05%
Fidelity Flex Freedom Blend 2015 Fund	27.79%
Fidelity Flex Freedom Blend 2020 Fund	23.96%
Fidelity Flex Freedom Blend 2025 Fund	20.71%
Fidelity Flex Freedom Blend 2030 Fund	14.43%
Fidelity Flex Freedom Blend 2035 Fund	7.38%
Fidelity Flex Freedom Blend 2040 Fund	5.43%
Fidelity Flex Freedom Blend 2045 Fund	5.22%
Fidelity Flex Freedom Blend 2050 Fund	5.26%
Fidelity Flex Freedom Blend 2055 Fund	5.26%
Fidelity Flex Freedom Blend 2060 Fund	5.37%
Fidelity Flex Freedom Blend 2065 Fund	5.68%
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Flex Freedom Blend Income Fund
April 2022	0%
May 2022	1%
June 2022	2%
July 2022	2%
August 2022	2%
September 2022	2%
October 2022	2%
November 2022	2%
December 2022	2%
February 2023	0%
March 2023	0%
Fidelity Flex Freedom Blend 2005 Fund
May 2022	2%
December 2022	3%
Fidelity Flex Freedom Blend 2010 Fund
May 2022	3%
December 2022	5%
Fidelity Flex Freedom Blend 2015 Fund
May 2022	4%
December 2022	6%
Fidelity Flex Freedom Blend 2020 Fund
May 2022	3%
December 2022	9%
Fidelity Flex Freedom Blend 2025 Fund
May 2022	4%
December 2022	11%
Fidelity Flex Freedom Blend 2030 Fund
May 2022	5%
December 2022	13%
Fidelity Flex Freedom Blend 2035 Fund
May 2022	5%
December 2022	18%
Fidelity Flex Freedom Blend 2040 Fund
May 2022	16%
December 2022	21%
Fidelity Flex Freedom Blend 2045 Fund
May 2022	13%
December 2022	21%
Fidelity Flex Freedom Blend 2050 Fund
May 2022	11%
December 2022	21%
Fidelity Flex Freedom Blend 2055 Fund
May 2022	5%
December 2022	21%
Fidelity Flex Freedom Blend 2060 Fund
May 2022	13%
December 2022	21%
Fidelity Flex Freedom Blend 2065 Fund
May 2022	13%
December 2022	22%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Flex Freedom Blend Income Fund
April 2022	0.00%
May 2022	2.52%
June 2022	4.63%
July 2022	4.63%
August 2022	4.63%
September 2022	4.63%
October 2022	4.63%
November 2022	4.63%
December 2022	4.63%
February 2023	0.00%
March 2023	0.00%
Fidelity Flex Freedom Blend 2005 Fund
May 2022	0.33%
December 2022	9.51%
Fidelity Flex Freedom Blend 2010 Fund
May 2022	1.08%
December 2022	13.37%
Fidelity Flex Freedom Blend 2015 Fund
May 2022	1.81%
December 2022	16.70%
Fidelity Flex Freedom Blend 2020 Fund
May 2022	1.21%
December 2022	22.13%
Fidelity Flex Freedom Blend 2025 Fund
May 2022	2.75%
December 2022	26.79%
Fidelity Flex Freedom Blend 2030 Fund
May 2022	4.26%
December 2022	31.86%
Fidelity Flex Freedom Blend 2035 Fund
May 2022	3.86%
December 2022	41.08%
Fidelity Flex Freedom Blend 2040 Fund
May 2022	13.87%
December 2022	46.83%
Fidelity Flex Freedom Blend 2045 Fund
May 2022	11.56%
December 2022	47.85%
Fidelity Flex Freedom Blend 2050 Fund
May 2022	8.52%
December 2022	48.13%
Fidelity Flex Freedom Blend 2055 Fund
May 2022	4.53%
December 2022	48.31%
Fidelity Flex Freedom Blend 2060 Fund
May 2022	9.72%
December 2022	48.91%
Fidelity Flex Freedom Blend 2065 Fund
May 2022	14.33%
December 2022	51.28%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Flex Freedom Blend Income Fund
April 2022	0.00%
May 2022	0.07%
June 2022	0.12%
July 2022	0.12%
August 2022	0.12%
September 2022	0.12%
October 2022	0.12%
November 2022	0.12%
December 2022	0.12%
February 2023	0.66%
March 2023	0.66%
Fidelity Flex Freedom Blend 2005 Fund
May 2022	0.41%
December 2022	0.22%
Fidelity Flex Freedom Blend 2010 Fund
May 2022	0.39%
December 2022	0.31%
Fidelity Flex Freedom Blend 2015 Fund
May 2022	0.42%
December 2022	0.42%
Fidelity Flex Freedom Blend 2020 Fund
May 2022	0.24%
December 2022	0.55%
Fidelity Flex Freedom Blend 2025 Fund
May 2022	0.24%
December 2022	0.66%
Fidelity Flex Freedom Blend 2030 Fund
May 2022	0.27%
December 2022	0.81%
Fidelity Flex Freedom Blend 2035 Fund
May 2022	0.14%
December 2022	1.05%
Fidelity Flex Freedom Blend 2040 Fund
May 2022	0.53%
December 2022	1.21%
Fidelity Flex Freedom Blend 2045 Fund
May 2022	0.36%
December 2022	1.24%
Fidelity Flex Freedom Blend 2050 Fund
May 2022	0.21%
December 2022	1.25%
Fidelity Flex Freedom Blend 2055 Fund
May 2022	0.13%
December 2022	1.25%
Fidelity Flex Freedom Blend 2060 Fund
May 2022	0.27%
December 2022	1.27%
Fidelity Flex Freedom Blend 2065 Fund
May 2022	0.43%
December 2022	1.34%
The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Flex Freedom Blend Income Fund	$19,272
Fidelity Flex Freedom Blend 2005 Fund	$25,506
Fidelity Flex Freedom Blend 2010 Fund	$45,176
Fidelity Flex Freedom Blend 2015 Fund	$81,707
Fidelity Flex Freedom Blend 2020 Fund	$248,187
Fidelity Flex Freedom Blend 2025 Fund	$344,339
Fidelity Flex Freedom Blend 2030 Fund	$363,165
Fidelity Flex Freedom Blend 2035 Fund	$251,259
Fidelity Flex Freedom Blend 2040 Fund	$105,354
Fidelity Flex Freedom Blend 2045 Fund	$88,800
Fidelity Flex Freedom Blend 2050 Fund	$63,745
Fidelity Flex Freedom Blend 2055 Fund	$35,292
Fidelity Flex Freedom Blend 2060 Fund	$14,167
Fidelity Flex Freedom Blend 2065 Fund	$2,811

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Flex Freedom Blend Income Fund	12/30/2022	$0.0294	$0.0034
Fidelity Flex Freedom Blend 2005 Fund	12/30/2022	$0.0320	$0.0037
Fidelity Flex Freedom Blend 2010 Fund	12/30/2022	$0.0396	$0.0044
Fidelity Flex Freedom Blend 2015 Fund	12/30/2022	$0.0515	$0.0057
Fidelity Flex Freedom Blend 2020 Fund	12/30/2022	$0.0590	$0.0065
Fidelity Flex Freedom Blend 2025 Fund	12/30/2022	$0.0665	$0.0073
Fidelity Flex Freedom Blend 2030 Fund	12/30/2022	$0.0753	$0.0082
Fidelity Flex Freedom Blend 2035 Fund	12/30/2022	$0.0903	$0.0098
Fidelity Flex Freedom Blend 2040 Fund	12/30/2022	$0.1054	$0.0113
Fidelity Flex Freedom Blend 2045 Fund	12/30/2022	$0.1076	$0.0116
Fidelity Flex Freedom Blend 2050 Fund	12/30/2022	$0.1077	$0.0116
Fidelity Flex Freedom Blend 2055 Fund	12/30/2022	$0.1070	$0.0115
Fidelity Flex Freedom Blend 2060 Fund	12/30/2022	$0.1036	$0.0111
Fidelity Flex Freedom Blend 2065 Fund	12/30/2022	$0.1027	$0.0111

The funds will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9884226.105
XFC-ANN-0523
Fidelity Advisor Freedom Funds®

Fidelity Advisor Freedom® Income Fund
Fidelity Advisor Freedom® 2005 Fund
Fidelity Advisor Freedom® 2010 Fund
Fidelity Advisor Freedom® 2015 Fund
Fidelity Advisor Freedom® 2020 Fund
Fidelity Advisor Freedom® 2025 Fund
Fidelity Advisor Freedom® 2030 Fund
Fidelity Advisor Freedom® 2035 Fund
Fidelity Advisor Freedom® 2040 Fund
Fidelity Advisor Freedom® 2045 Fund
Fidelity Advisor Freedom® 2050 Fund
Fidelity Advisor Freedom® 2055 Fund
Fidelity Advisor Freedom® 2060 Fund
Fidelity Advisor Freedom® 2065 Fund

Annual Report
March 31, 2023

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Advisor Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Advisor Freedom® Income Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl.5.75% sales charge)	-10.07%	1.02%	2.18%
Class M (incl.3.50% sales charge)	-8.06%	1.25%	2.17%
Class C (incl. contingent deferred sales charge)	-6.17%	1.45%	2.17%
Class I	-4.22%	2.49%	3.06%
Class Z	-4.21%	2.53%	3.08%
Class Z6	-4.22%	2.58%	3.11%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® Income Fund - Class A, a class of the fund, on March 31, 2013, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Freedom® 2005 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl.5.75% sales charge)	-10.20%	1.34%	2.91%
Class M (incl.3.50% sales charge)	-8.26%	1.57%	2.90%
Class C (incl. contingent deferred sales charge)	-6.30%	1.78%	2.90%
Class I	-4.41%	2.82%	3.79%
Class Z	-4.44%	2.87%	3.81%
Class Z6	-4.37%	2.90%	3.85%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2005 Fund - Class A, a class of the fund, on March 31, 2013, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Freedom® 2010 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl.5.75% sales charge)	-10.85%	1.86%	3.61%
Class M (incl.3.50% sales charge)	-8.90%	2.10%	3.61%
Class C (incl. contingent deferred sales charge)	-6.97%	2.31%	3.61%
Class I	-5.13%	3.33%	4.49%
Class Z	-5.07%	3.38%	4.52%
Class Z6	-4.99%	3.45%	4.57%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2010 Fund - Class A, a class of the fund, on March 31, 2013, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Freedom® 2015 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl.5.75% sales charge)	-11.54%	2.33%	4.17%
Class M (incl.3.50% sales charge)	-9.59%	2.57%	4.15%
Class C (incl. contingent deferred sales charge)	-7.70%	2.80%	4.15%
Class I	-5.84%	3.84%	5.05%
Class Z	-5.79%	3.89%	5.08%
Class Z6	-5.68%	3.99%	5.14%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2015 Fund - Class A, a class of the fund, on March 31, 2013, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Freedom® 2020 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl.5.75% sales charge)	-12.17%	2.77%	4.63%
Class M (incl.3.50% sales charge)	-10.26%	3.00%	4.62%
Class C (incl. contingent deferred sales charge)	-8.34%	3.22%	4.62%
Class I	-6.53%	4.27%	5.52%
Class Z	-6.48%	4.33%	5.55%
Class Z6	-6.41%	4.43%	5.62%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2020 Fund - Class A, a class of the fund, on March 31, 2013, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Freedom® 2025 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl.5.75% sales charge)	-12.40%	3.18%	5.20%
Class M (incl.3.50% sales charge)	-10.45%	3.42%	5.20%
Class C (incl. contingent deferred sales charge)	-8.57%	3.63%	5.19%
Class I	-6.81%	4.67%	6.09%
Class Z	-6.67%	4.75%	6.13%
Class Z6	-6.58%	4.88%	6.21%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2025 Fund - Class A, a class of the fund, on March 31, 2013, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Advisor Freedom® 2030 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl.5.75% sales charge)	-12.31%	3.76%	5.92%
Class M (incl.3.50% sales charge)	-10.45%	3.98%	5.90%
Class C (incl. contingent deferred sales charge)	-8.47%	4.21%	5.91%
Class I	-6.75%	5.26%	6.82%
Class Z	-6.61%	5.35%	6.86%
Class Z6	-6.51%	5.48%	6.95%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2030 Fund - Class A, a class of the fund, on March 31, 2013, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Advisor Freedom® 2035 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl.5.75% sales charge)	-12.52%	4.59%	6.73%
Class M (incl.3.50% sales charge)	-10.64%	4.82%	6.72%
Class C (incl. contingent deferred sales charge)	-8.71%	5.04%	6.73%
Class I	-6.94%	6.11%	7.64%
Class Z	-6.87%	6.20%	7.69%
Class Z6	-6.73%	6.34%	7.79%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2035 Fund - Class A, a class of the fund, on March 31, 2013, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Advisor Freedom® 2040 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl.5.75% sales charge)	-12.64%	5.13%	7.05%
Class M (incl.3.50% sales charge)	-10.79%	5.37%	7.04%
Class C (incl. contingent deferred sales charge)	-8.82%	5.60%	7.04%
Class I	-7.15%	6.64%	7.95%
Class Z	-7.05%	6.74%	8.00%
Class Z6	-6.90%	6.92%	8.11%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2040 Fund - Class A, a class of the fund, on March 31, 2013, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Advisor Freedom® 2045 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl.5.75% sales charge)	-12.63%	5.15%	7.09%
Class M (incl.3.50% sales charge)	-10.79%	5.36%	7.07%
Class C (incl. contingent deferred sales charge)	-8.83%	5.59%	7.09%
Class I	-7.09%	6.65%	8.00%
Class Z	-6.96%	6.74%	8.05%
Class Z6	-6.86%	6.92%	8.16%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2045 Fund - Class A, a class of the fund, on March 31, 2013, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Advisor Freedom® 2050 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl.5.75% sales charge)	-12.60%	5.15%	7.11%
Class M (incl.3.50% sales charge)	-10.74%	5.37%	7.09%
Class C (incl. contingent deferred sales charge)	-8.79%	5.60%	7.09%
Class I	-7.07%	6.65%	8.01%
Class Z	-6.93%	6.77%	8.07%
Class Z6	-6.84%	6.91%	8.16%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2050 Fund - Class A, a class of the fund, on March 31, 2013, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Advisor Freedom® 2055 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl.5.75% sales charge)	-12.65%	5.14%	7.15%
Class M (incl.3.50% sales charge)	-10.76%	5.38%	7.14%
Class C (incl. contingent deferred sales charge)	-8.84%	5.59%	7.13%
Class I	-6.99%	6.66%	8.06%
Class Z	-6.88%	6.77%	8.11%
Class Z6	-6.81%	6.93%	8.21%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2055 Fund - Class A, a class of the fund, on March 31, 2013, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Advisor Freedom® 2060 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Class A (incl.5.75% sales charge)	-12.58%	5.14%	6.34%
Class M (incl.3.50% sales charge)	-10.73%	5.38%	6.37%
Class C (incl. contingent deferred sales charge)	-8.80%	5.60%	6.33%
Class I	-7.05%	6.66%	7.34%
Class Z	-6.91%	6.77%	7.41%
Class Z6	-6.76%	6.93%	7.52%

A     From August 5, 2014

Class C shares' contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 1%, 0% and 0%, respectively.
Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017 does not reflect the fund's current pricing structure.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
The initial offering of Class Z6 shares took place on June 6, 2017. Returns prior to June 6, 2017, are those of Class I.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2060 Fund - Class A, a class of the fund, on August 5, 2014, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Advisor Freedom® 2065 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Life of Fund A
Class A (incl.5.75% sales charge)	-12.52%	5.00%
Class M (incl.3.50% sales charge)	-10.64%	5.40%
Class C (incl. contingent deferred sales charge)	-8.74%	5.87%
Class I	-6.99%	6.92%
Class Z	-6.89%	7.03%
Class Z6	-6.79%	7.19%

A     From June 28, 2019

Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Freedom® 2065 Fund - Class A, a class of the fund, on June 28, 2019, when the fund started, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
Asset prices around the world experienced a synchronous downturn for the 12 months ending March 31, 2023, as a multitude of factors challenged the global economy and financial markets. Persistently high inflation in some markets, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve and other central banks to aggressively tighten monetary policy. This led to a broad retreat from riskier assets and declining prices for stocks and bonds through September. In the latter half of the period, however, markets experienced a sharp reversal amid optimism on inflation and policy easing, and riskier assets rallied to cap a tumultuous year before advancing in the first quarter of 2023.
International equities returned -4.91% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, Canada (-12%) and emerging markets (-10%) lagged, while Europe ex UK (+3%) was the only region with a gain. Among sectors, real estate (-19%) fared worst, followed by materials (-10%). In contrast, consumer discretionary and energy each gained roughly 2% amid elevated prices for oil and natural gas for a sizable percentage of the 12 months.
U.S. stocks returned -8.77% for the 12 months, as measured by the Dow Jones U.S. Total Stock Market Index. Among sectors, real estate (-20%) lagged the most, followed by communication services and consumer discretionary (-19% each). Conversely, energy gained 11%. With the exception of mid-capitalization stocks, value-oriented equities outpaced growth. Commodities returned about -12%, according to the Bloomberg Commodity Index Total Return.
U.S. taxable investment-grade bonds returned -4.78% for the period, per the Bloomberg U.S. Aggregate Bond Index, amid soaring inflation and rising interest rates. Since March 2022, the Fed has raised its benchmark rate nine times, by 4.75 percentage points, while allowing up to billions in bonds to mature each month without investing the proceeds. U.S. investment-grade corporate bonds (-5.31%) trailed U.S. Treasuries (-4.51%), while commercial mortgage-backed securities (-4.85%) and agencies (-1.82%) also lost ground. Outside the index, leveraged loans (+2.63%) generated a gain, whereas Treasury Inflation-Protected Securities (-6.06%), emerging-markets debt securities (-5.86%) and U.S. high-yield bonds (-3.58%) ended the period in negative territory.
Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:
For the fiscal year   ending March 31, 2023, the Class I shares of each Fidelity Advisor Freedom ® Fund posted a return ranging from -4.22% for Fidelity Advisor Freedom Income Fund to -7.15% for Fidelity Advisor Freedom 2040 Fund. The Funds had mixed returns versus their Composite indexes the past 12 months. Security selection among the underlying investment portfolios contributed to the Funds' relative performance, whereas active asset allocation modestly detracted. More specifically, investments in underlying U.S. equity funds added relative value, especially Fidelity ® Series Large Cap Fund (-1.06%) and Fidelity ® Series Small Cap Opportunities Fund (-5.64%), each of which outpaced its benchmark for the 12 months. Our investments in non-U.S. equity funds also contributed to the Funds' relative results. In particular, Fidelity ® Series Emerging Markets Opportunities Fund (-8.39%) topped the -10.68% result of its benchmark, the MSCI Emerging Markets (Net MA) Index. Conversely, an investment in Fidelity Advisor ® Series Growth Opportunities Fund (-17.33%) detracted, given the U.S. equity fund trailed the -10.88% result of its benchmark, the Russell 3000 ® Growth Index. In terms of active asset allocation, underweighting investment-grade bonds held back the Funds' performance relative to Composites, as this asset class outperformed several others in which the Funds invest. An underweight in short-term debt securities also detracted. At the same time, overall positioning in equities was helpful to the Funds' relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Advisor Freedom® Income Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	39.1
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.9
Fidelity Series Government Money Market Fund 4.91%	8.8
Fidelity Series Emerging Markets Opportunities Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series Short-Term Credit Fund	2.2
Fidelity Series International Growth Fund	2.1
Fidelity Series Overseas Fund	2.0
Fidelity Series International Value Fund	2.0
88.8

Asset Allocation (% of Fund's net assets)

Futures - 1.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® Income Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.39% to 4.73% 4/6/23 to 6/1/23 (b) (Cost $288,358)	290,000	288,394

Domestic Equity Funds - 7.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	119,100	1,574,496
Fidelity Advisor Series Growth Opportunities Fund (c)	110,676	1,113,405
Fidelity Advisor Series Small Cap Fund (c)	54,799	609,910
Fidelity Series All-Sector Equity Fund (c)	60,194	568,233
Fidelity Series Commodity Strategy Fund (c)	12,424	1,235,432
Fidelity Series Large Cap Stock Fund (c)	128,440	2,266,968
Fidelity Series Large Cap Value Index Fund (c)	17,028	236,686
Fidelity Series Opportunistic Insights Fund (c)	87,094	1,357,800
Fidelity Series Small Cap Opportunities Fund (c)	61,320	750,554
Fidelity Series Stock Selector Large Cap Value Fund (c)	117,809	1,418,417
Fidelity Series Value Discovery Fund (c)	100,666	1,449,583
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,669,463)		12,581,484

International Equity Funds - 13.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	100,694	1,383,535
Fidelity Series Emerging Markets Fund (c)	174,741	1,425,883
Fidelity Series Emerging Markets Opportunities Fund (c)	544,323	8,964,994
Fidelity Series International Growth Fund (c)	231,712	3,658,729
Fidelity Series International Small Cap Fund (c)	62,391	998,879
Fidelity Series International Value Fund (c)	337,842	3,587,878
Fidelity Series Overseas Fund (c)	304,606	3,655,275
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $19,717,702)		23,675,173

Bond Funds - 68.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	3,739,749	35,490,220
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	20,014	161,510
Fidelity Series Emerging Markets Debt Fund (c)	123,759	909,632
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	33,722	307,883
Fidelity Series Floating Rate High Income Fund (c)	18,362	162,874
Fidelity Series High Income Fund (c)	115,207	942,397
Fidelity Series International Credit Fund (c)	14,679	114,204
Fidelity Series International Developed Markets Bond Index Fund (c)	803,185	6,979,674
Fidelity Series Investment Grade Bond Fund (c)	6,915,103	69,773,392
Fidelity Series Long-Term Treasury Bond Index Fund (c)	1,077,522	6,691,413
Fidelity Series Real Estate Income Fund (c)	32,422	308,013
TOTAL BOND FUNDS (Cost $131,959,831)		121,841,212

Short-Term Funds - 11.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	261,932	261,985
Fidelity Series Government Money Market Fund 4.91% (c)(f)	15,646,209	15,646,209
Fidelity Series Short-Term Credit Fund (c)	409,595	3,952,596
TOTAL SHORT-TERM FUNDS (Cost $19,960,946)		19,860,790

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $182,596,300)	178,247,053
NET OTHER ASSETS (LIABILITIES) - 0.0%	(32,243)
NET ASSETS - 100.0%	178,214,810

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	35	Jun 2023	4,022,266	80,031	80,031
CBOT 5-Year U.S. Treasury Note Contracts (United States)	28	Jun 2023	3,066,219	5,416	5,416

TOTAL PURCHASED					85,447

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	7	Jun 2023	1,448,213	(82,059)	(82,059)
ICE E-mini MSCI EAFE Index Contracts (United States)	7	Jun 2023	733,775	(5,443)	(5,443)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	34	Jun 2023	1,692,350	(48,212)	(48,212)

TOTAL SOLD					(135,714)

TOTAL FUTURES CONTRACTS					(50,267)
The notional amount of futures purchased as a percentage of Net Assets is 4.0%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $288,394.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	53,365	2,554,091	2,345,471	6,793	-	-	261,985	0.0%
Total	53,365	2,554,091	2,345,471	6,793	-	-	261,985

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	1,730,921	693,215	613,648	78,341	(32,168)	(203,824)	1,574,496
Fidelity Advisor Series Growth Opportunities Fund	1,187,018	624,205	503,176	5,390	(68,269)	(126,373)	1,113,405
Fidelity Advisor Series Small Cap Fund	785,658	253,264	331,277	56,215	(10,146)	(87,589)	609,910
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	34,146,354	14,225,081	10,811,817	1,730,173	(308,015)	(1,723,361)	35,490,220
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	211,922	1,695,367	1,710,212	9,945	(18,596)	(16,971)	161,510
Fidelity Series All-Sector Equity Fund	742,393	151,271	234,835	34,032	(8,440)	(82,156)	568,233
Fidelity Series Canada Fund	1,847,336	338,968	592,009	43,960	(7,905)	(202,855)	1,383,535
Fidelity Series Commodity Strategy Fund	3,167,711	1,987,403	2,063,641	1,563,457	(505,766)	(1,350,275)	1,235,432
Fidelity Series Emerging Markets Debt Fund	1,099,191	177,176	244,046	55,697	(46,258)	(76,431)	909,632
Fidelity Series Emerging Markets Debt Local Currency Fund	361,867	35,811	90,327	-	(13,316)	13,848	307,883
Fidelity Series Emerging Markets Fund	1,298,074	654,831	381,564	26,781	(37,413)	(108,045)	1,425,883
Fidelity Series Emerging Markets Opportunities Fund	11,695,185	2,756,658	4,252,026	229,964	(638,207)	(596,616)	8,964,994
Fidelity Series Floating Rate High Income Fund	216,914	28,148	74,480	12,314	(6,147)	(1,561)	162,874
Fidelity Series Government Money Market Fund 4.91%	21,517,858	4,056,961	9,928,610	422,600	-	-	15,646,209
Fidelity Series High Income Fund	1,284,707	151,177	368,901	64,089	(37,930)	(86,656)	942,397
Fidelity Series Inflation-Protected Bond Index Fund	4,270,619	54,593	4,250,090	19,406	126,753	(201,875)	-
Fidelity Series International Credit Fund	128,486	6,418	-	6,419	-	(20,700)	114,204
Fidelity Series International Developed Markets Bond Index Fund	6,624,405	2,507,108	1,634,029	54,227	(134,803)	(383,007)	6,979,674
Fidelity Series International Growth Fund	4,235,213	1,215,997	1,589,060	120,036	(251,999)	48,578	3,658,729
Fidelity Series International Small Cap Fund	1,169,533	249,635	299,029	58,088	(54,032)	(67,228)	998,879
Fidelity Series International Value Fund	4,278,116	1,067,839	1,593,773	117,562	(84,066)	(80,238)	3,587,878
Fidelity Series Investment Grade Bond Fund	85,065,499	10,243,208	19,068,029	2,473,328	(1,269,472)	(5,197,814)	69,773,392
Fidelity Series Large Cap Stock Fund	2,723,467	822,812	1,095,656	156,648	94,135	(277,790)	2,266,968
Fidelity Series Large Cap Value Index Fund	294,561	64,803	96,659	9,215	8,928	(34,947)	236,686
Fidelity Series Long-Term Treasury Bond Index Fund	7,881,047	2,100,528	1,800,056	191,602	(138,141)	(1,351,965)	6,691,413
Fidelity Series Opportunistic Insights Fund	1,599,533	548,641	562,755	62,191	(51,959)	(175,660)	1,357,800
Fidelity Series Overseas Fund	4,258,859	1,094,380	1,465,849	63,215	(184,869)	(47,246)	3,655,275
Fidelity Series Real Estate Income Fund	783,758	221,180	580,763	47,781	(6,728)	(109,434)	308,013
Fidelity Series Short-Term Credit Fund	5,389,935	440,567	1,827,097	80,339	(43,262)	(7,547)	3,952,596
Fidelity Series Small Cap Opportunities Fund	969,997	171,698	293,400	41,125	(20,210)	(77,531)	750,554
Fidelity Series Stock Selector Large Cap Value Fund	1,738,355	486,289	635,793	104,398	35,931	(206,365)	1,418,417
Fidelity Series Value Discovery Fund	1,770,556	450,430	612,551	79,526	80,292	(239,144)	1,449,583
	214,475,048	49,575,662	69,605,158	8,018,064	(3,632,078)	(13,078,778)	177,696,674

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	288,394	-	288,394	-

Domestic Equity Funds	12,581,484	12,581,484	-	-

International Equity Funds	23,675,173	23,675,173	-	-

Bond Funds	121,841,212	121,841,212	-	-

Short-Term Funds	19,860,790	19,860,790	-	-
Total Investments in Securities:	178,247,053	177,958,659	288,394	-
Derivative Instruments:

Assets
Futures Contracts	85,447	85,447	-	-
Total Assets	85,447	85,447	-	-

Liabilities
Futures Contracts	(135,714)	(135,714)	-	-
Total Liabilities	(135,714)	(135,714)	-	-
Total Derivative Instruments:	(50,267)	(50,267)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(135,714)
Total Equity Risk	0	(135,714)
Interest Rate Risk
Futures Contracts (a)	85,447	0
Total Interest Rate Risk	85,447	0
Total Value of Derivatives	85,447	(135,714)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® Income Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $288,358)	$288,394
Fidelity Central Funds (cost $261,985)	261,985
Other affiliated issuers (cost $182,045,957)	177,696,674

Total Investment in Securities (cost $182,596,300)		$178,247,053
Receivable for investments sold		912,675
Receivable for fund shares sold		121,709
Distributions receivable from Fidelity Central Funds		1,327
Total assets		179,282,764
Liabilities
Payable for investments purchased	$791,431
Payable for fund shares redeemed	178,916
Accrued management fee	66,988
Distribution and service plan fees payable	28,115
Payable for daily variation margin on futures contracts	2,504
Total Liabilities		1,067,954
Net Assets		$178,214,810
Net Assets consist of:
Paid in capital		$186,640,574
Total accumulated earnings (loss)		(8,425,764)
Net Assets		$178,214,810

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($64,491,308 ÷ 6,605,236 shares) (a)		$9.76
Maximum offering price per share (100/94.25 of $9.76)		$10.36
Class M :
Net Asset Value and redemption price per share ($26,651,130 ÷ 2,736,137 shares) (a)		$9.74
Maximum offering price per share (100/96.50 of $9.74)		$10.09
Class C :
Net Asset Value and offering price per share ($4,475,824 ÷ 463,132 shares) (a)		$9.66
Class I :
Net Asset Value , offering price and redemption price per share ($58,141,988 ÷ 5,929,714 shares)		$9.81
Class Z :
Net Asset Value , offering price and redemption price per share ($10,671,981 ÷ 1,090,282 shares)		$9.79
Class Z6 :
Net Asset Value , offering price and redemption price per share ($13,782,579 ÷ 1,407,271 shares)		$9.79
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$7,424,524
Interest		5,871
Income from Fidelity Central Funds		6,793
Total Income		7,437,188
Expenses
Management fee	$861,757
Distribution and service plan fees	358,403
Independent trustees' fees and expenses	714
Total expenses before reductions	1,220,874
Expense reductions	(87)
Total expenses after reductions		1,220,787
Net Investment income (loss)		6,216,401
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(3,632,078)
Futures contracts	(473,071)
Capital gain distributions from underlying funds:
Affiliated issuers	593,540
Total net realized gain (loss)		(3,511,609)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	37
Affiliated issuers	(13,078,778)
Futures contracts	(93,602)
Total change in net unrealized appreciation (depreciation)		(13,172,343)
Net gain (loss)		(16,683,952)
Net increase (decrease) in net assets resulting from operations		$(10,467,551)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,216,401	$5,214,786
Net realized gain (loss)	(3,511,609)	7,224,171
Change in net unrealized appreciation (depreciation)	(13,172,343)	(13,960,590)
Net increase (decrease) in net assets resulting from operations	(10,467,551)	(1,521,633)
Distributions to shareholders	(10,705,409)	(12,106,656)
Share transactions - net increase (decrease)	(15,186,038)	(10,275,204)
Total increase (decrease) in net assets	(36,358,998)	(23,903,493)

Net Assets
Beginning of period	214,573,808	238,477,301
End of period	$178,214,810	$214,573,808

Financial Highlights
Fidelity Advisor Freedom® Income Fund Class A

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.82	$11.49	$10.50	$10.76	$11.01
Income from Investment Operations
Net investment income (loss) A,B	.32	.24	.09	.18	.20
Net realized and unrealized gain (loss)	(.83)	(.34)	1.30	(.06) C	.12
Total from investment operations	(.51)	(.10)	1.39	.12	.32
Distributions from net investment income	(.31)	(.23)	(.11)	(.18)	(.19)
Distributions from net realized gain	(.24)	(.34)	(.30)	(.20)	(.38)
Total distributions	(.55)	(.57)	(.40) D	(.38)	(.57)
Net asset value, end of period	$9.76	$10.82	$11.49	$10.50	$10.76
Total Return E,F	(4.58)%	(1.04)%	13.41%	1.04% C	3.14%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.72%	.72%	.72%	.72%	.71% I
Expenses net of fee waivers, if any	.72%	.72%	.72%	.72%	.71% I
Expenses net of all reductions	.72%	.72%	.72%	.72%	.71% I
Net investment income (loss)	3.21%	2.11%	.80%	1.64%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$64,491	$75,687	$73,935	$61,807	$69,817
Portfolio turnover rate J	26%	47%	29%	25%	36%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been .93%.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Income Fund Class M

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.79	$11.47	$10.49	$10.74	$11.00
Income from Investment Operations
Net investment income (loss) A,B	.29	.21	.06	.15	.17
Net realized and unrealized gain (loss)	(.81)	(.34)	1.30	(.04) C	.12
Total from investment operations	(.52)	(.13)	1.36	.11	.29
Distributions from net investment income	(.29)	(.21)	(.08)	(.16)	(.17)
Distributions from net realized gain	(.24)	(.34)	(.30)	(.20)	(.38)
Total distributions	(.53)	(.55)	(.38)	(.36)	(.55)
Net asset value, end of period	$9.74	$10.79	$11.47	$10.49	$10.74
Total Return D,E	(4.72)%	(1.31)%	13.06%	.90% C	2.78%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.97%	.97%	.96% H	.97%	.96% H
Expenses net of fee waivers, if any	.97%	.97%	.96% H	.97%	.96% H
Expenses net of all reductions	.96%	.97%	.96% H	.97%	.96% H
Net investment income (loss)	2.96%	1.86%	.55%	1.39%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$26,651	$31,925	$36,006	$36,147	$38,059
Portfolio turnover rate I	26%	47%	29%	25%	36%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been .79%.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Income Fund Class C

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.72	$11.43	$10.47	$10.73	$10.98
Income from Investment Operations
Net investment income (loss) A,B	.24	.15	.01	.10	.12
Net realized and unrealized gain (loss)	(.81)	(.33)	1.29	(.06) C	.12
Total from investment operations	(.57)	(.18)	1.30	.04	.24
Distributions from net investment income	(.25)	(.20)	(.04)	(.10)	(.11)
Distributions from net realized gain	(.24)	(.34)	(.30)	(.20)	(.38)
Total distributions	(.49)	(.53) D	(.34)	(.30)	(.49)
Net asset value, end of period	$9.66	$10.72	$11.43	$10.47	$10.73
Total Return E,F	(5.27)%	(1.75)%	12.49%	.30% C	2.35%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.47%	1.47%	1.47%	1.46% I	1.46% I
Expenses net of fee waivers, if any	1.47%	1.47%	1.47%	1.46% I	1.46% I
Expenses net of all reductions	1.47%	1.47%	1.46%	1.46% I	1.46% I
Net investment income (loss)	2.46%	1.36%	.05%	.89%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$4,476	$6,378	$8,255	$7,918	$8,915
Portfolio turnover rate J	26%	47%	29%	25%	36%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been .19%.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Income Fund Class I

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.86	$11.53	$10.53	$10.79	$11.05
Income from Investment Operations
Net investment income (loss) A,B	.34	.27	.12	.21	.23
Net realized and unrealized gain (loss)	(.81)	(.34)	1.31	(.06) C	.11
Total from investment operations	(.47)	(.07)	1.43	.15	.34
Distributions from net investment income	(.34)	(.26)	(.13)	(.21)	(.22)
Distributions from net realized gain	(.24)	(.34)	(.30)	(.20)	(.38)
Total distributions	(.58)	(.60)	(.43)	(.41)	(.60)
Net asset value, end of period	$9.81	$10.86	$11.53	$10.53	$10.79
Total Return D	(4.22)%	(.80)%	13.72%	1.30% C	3.30%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46% G	.46% G	.46% G	.47%	.46% G
Expenses net of fee waivers, if any	.46% G	.46% G	.46% G	.47%	.46% G
Expenses net of all reductions	.46% G	.46% G	.46% G	.47%	.46% G
Net investment income (loss)	3.46%	2.36%	1.05%	1.89%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$58,142	$79,536	$87,775	$83,215	$82,975
Portfolio turnover rate H	26%	47%	29%	25%	36%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.19%.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Income Fund Class Z

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.85	$11.52	$10.53	$10.79	$10.91
Income from Investment Operations
Net investment income (loss) B,C	.34	.28	.12	.21	.24
Net realized and unrealized gain (loss)	(.81)	(.34)	1.31	(.05) D	.01
Total from investment operations	(.47)	(.06)	1.43	.16	.25
Distributions from net investment income	(.35)	(.27)	(.14)	(.22)	(.15)
Distributions from net realized gain	(.24)	(.34)	(.30)	(.20)	(.22)
Total distributions	(.59)	(.61)	(.44)	(.42)	(.37)
Net asset value, end of period	$9.79	$10.85	$11.52	$10.53	$10.79
Total Return E,F	(4.21)%	(.75)%	13.72%	1.36% D	2.47%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.42%	.41% I	.42%	.42%	.42% J
Expenses net of fee waivers, if any	.42%	.41% I	.42%	.42%	.42% J
Expenses net of all reductions	.42%	.41% I	.42%	.42%	.42% J
Net investment income (loss)	3.51%	2.41%	1.10%	1.94%	4.60% J
Supplemental Data
Net assets, end of period (000 omitted)	$10,672	$7,064	$8,919	$3,128	$765
Portfolio turnover rate K	26%	47%	29%	25%	36%

A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.25%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Income Fund Class Z6

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.85	$11.52	$10.52	$10.78	$11.04
Income from Investment Operations
Net investment income (loss) A,B	.35	.28	.13	.22	.23
Net realized and unrealized gain (loss)	(.82)	(.34)	1.31	(.06) C	.13
Total from investment operations	(.47)	(.06)	1.44	.16	.36
Distributions from net investment income	(.35)	(.27)	(.14)	(.22)	(.24)
Distributions from net realized gain	(.24)	(.34)	(.30)	(.20)	(.38)
Total distributions	(.59)	(.61)	(.44)	(.42)	(.62)
Net asset value, end of period	$9.79	$10.85	$11.52	$10.52	$10.78
Total Return D,E	(4.22)%	(.71)%	13.87%	1.38% C	3.48%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.36% H	.36% H	.37%	.36% H	.37%
Expenses net of fee waivers, if any	.36% H	.36% H	.37%	.36% H	.37%
Expenses net of all reductions	.36% H	.36% H	.37%	.36% H	.37%
Net investment income (loss)	3.56%	2.46%	1.15%	1.99%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$13,783	$13,984	$23,587	$21,248	$25,022
Portfolio turnover rate I	26%	47%	29%	25%	36%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.27%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2005 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	38.8
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.3
Fidelity Series Government Money Market Fund 4.91%	8.8
Fidelity Series Emerging Markets Opportunities Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.8
Fidelity Series International Growth Fund	2.1
Fidelity Series Overseas Fund	2.1
Fidelity Series International Value Fund	2.1
Fidelity Series Short-Term Credit Fund	2.0
88.0

Asset Allocation (% of Fund's net assets)

Futures - 1.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2005 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.44% to 4.78% 4/6/23 to 6/1/23 (b) (Cost $168,866)	170,000	168,893

Domestic Equity Funds - 7.6%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	75,783	1,001,857
Fidelity Advisor Series Growth Opportunities Fund (c)	70,426	708,486
Fidelity Advisor Series Small Cap Fund (c)	35,501	395,124
Fidelity Series All-Sector Equity Fund (c)	38,367	362,182
Fidelity Series Commodity Strategy Fund (c)	7,281	724,034
Fidelity Series Large Cap Stock Fund (c)	82,122	1,449,446
Fidelity Series Large Cap Value Index Fund (c)	10,958	152,314
Fidelity Series Opportunistic Insights Fund (c)	55,416	863,930
Fidelity Series Small Cap Opportunities Fund (c)	39,593	484,617
Fidelity Series Stock Selector Large Cap Value Fund (c)	75,543	909,544
Fidelity Series Value Discovery Fund (c)	64,538	929,343
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,529,839)		7,980,877

International Equity Funds - 13.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	61,288	842,093
Fidelity Series Emerging Markets Fund (c)	103,315	843,051
Fidelity Series Emerging Markets Opportunities Fund (c)	326,312	5,374,355
Fidelity Series International Growth Fund (c)	140,909	2,224,950
Fidelity Series International Small Cap Fund (c)	38,062	609,365
Fidelity Series International Value Fund (c)	208,763	2,217,062
Fidelity Series Overseas Fund (c)	185,244	2,222,927
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,112,297)		14,333,803

Bond Funds - 67.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	2,135,016	20,261,300
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	47,025	379,492
Fidelity Series Emerging Markets Debt Fund (c)	72,942	536,121
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	19,871	181,418
Fidelity Series Floating Rate High Income Fund (c)	11,652	103,352
Fidelity Series High Income Fund (c)	67,750	554,197
Fidelity Series International Credit Fund (c)	13,951	108,538
Fidelity Series International Developed Markets Bond Index Fund (c)	467,648	4,063,860
Fidelity Series Investment Grade Bond Fund (c)	4,035,105	40,714,214
Fidelity Series Long-Term Treasury Bond Index Fund (c)	638,344	3,964,115
Fidelity Series Real Estate Income Fund (c)	18,306	173,905
TOTAL BOND FUNDS (Cost $76,799,502)		71,040,512

Short-Term Funds - 11.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	201,674	201,715
Fidelity Series Government Money Market Fund 4.91% (c)(f)	9,261,335	9,261,335
Fidelity Series Short-Term Credit Fund (c)	212,188	2,047,611
TOTAL SHORT-TERM FUNDS (Cost $11,566,153)		11,510,661

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $106,176,657)	105,034,746
NET OTHER ASSETS (LIABILITIES) - 0.0%	(21,207)
NET ASSETS - 100.0%	105,013,539

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	20	Jun 2023	2,298,438	49,866	49,866
CBOT 5-Year U.S. Treasury Note Contracts (United States)	17	Jun 2023	1,861,633	3,562	3,562

TOTAL PURCHASED					53,428

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	4	Jun 2023	827,550	(45,657)	(45,657)
ICE E-mini MSCI EAFE Index Contracts (United States)	4	Jun 2023	419,300	(3,567)	(3,567)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	20	Jun 2023	995,500	(27,794)	(27,794)

TOTAL SOLD					(77,018)

TOTAL FUTURES CONTRACTS					(23,590)
The notional amount of futures purchased as a percentage of Net Assets is 4.0%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $168,893.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	55,815	1,395,297	1,249,397	4,686	-	-	201,715	0.0%
Total	55,815	1,395,297	1,249,397	4,686	-	-	201,715

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	1,435,837	355,681	588,130	55,365	(15,104)	(186,427)	1,001,857
Fidelity Advisor Series Growth Opportunities Fund	984,605	357,904	461,801	3,831	(54,210)	(118,012)	708,486
Fidelity Advisor Series Small Cap Fund	651,729	140,185	318,214	39,140	6,383	(84,959)	395,124
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20,907,595	7,940,676	7,372,219	1,012,564	(195,450)	(997,050)	20,261,300
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,031,370	1,134,298	1,629,567	36,316	(127,101)	(29,508)	379,492
Fidelity Series All-Sector Equity Fund	615,810	69,610	246,897	23,521	(13,804)	(62,537)	362,182
Fidelity Series Canada Fund	1,362,090	148,255	518,537	28,558	44,517	(194,232)	842,093
Fidelity Series Commodity Strategy Fund	2,118,309	1,188,585	1,436,543	974,689	(318,235)	(828,082)	724,034
Fidelity Series Emerging Markets Debt Fund	731,304	90,061	206,830	34,610	(51,000)	(27,414)	536,121
Fidelity Series Emerging Markets Debt Local Currency Fund	241,705	13,733	73,258	-	(12,747)	11,985	181,418
Fidelity Series Emerging Markets Fund	908,970	360,344	326,920	16,952	(32,321)	(67,022)	843,051
Fidelity Series Emerging Markets Opportunities Fund	8,189,517	1,418,742	3,388,239	145,318	(341,010)	(504,655)	5,374,355
Fidelity Series Floating Rate High Income Fund	145,049	22,779	59,643	7,989	(2,530)	(2,303)	103,352
Fidelity Series Government Money Market Fund 4.91%	13,492,074	2,389,623	6,620,362	253,561	-	-	9,261,335
Fidelity Series High Income Fund	859,033	72,966	298,030	40,018	(21,413)	(58,359)	554,197
Fidelity Series Inflation-Protected Bond Index Fund	2,727,543	31,496	2,709,283	14,159	69,545	(119,301)	-
Fidelity Series International Credit Fund	122,111	6,100	-	6,100	-	(19,673)	108,538
Fidelity Series International Developed Markets Bond Index Fund	4,388,303	1,446,222	1,433,625	33,452	(127,730)	(209,310)	4,063,860
Fidelity Series International Growth Fund	3,109,470	611,096	1,321,490	78,013	(126,214)	(47,912)	2,224,950
Fidelity Series International Small Cap Fund	852,805	132,960	287,512	37,761	(13,775)	(75,113)	609,365
Fidelity Series International Value Fund	3,141,037	559,441	1,351,682	76,410	44,531	(176,265)	2,217,062
Fidelity Series Investment Grade Bond Fund	55,392,046	5,181,975	15,766,203	1,509,746	(1,326,027)	(2,767,577)	40,714,214
Fidelity Series Large Cap Stock Fund	2,259,110	419,929	1,065,118	115,157	260,869	(425,344)	1,449,446
Fidelity Series Large Cap Value Index Fund	244,343	32,228	103,611	6,399	21,892	(42,538)	152,314
Fidelity Series Long-Term Treasury Bond Index Fund	5,351,573	1,168,984	1,572,106	120,852	(216,173)	(768,163)	3,964,115
Fidelity Series Opportunistic Insights Fund	1,326,831	275,672	545,543	44,025	(26,144)	(166,886)	863,930
Fidelity Series Overseas Fund	3,126,870	571,129	1,278,631	41,086	(53,888)	(142,553)	2,222,927
Fidelity Series Real Estate Income Fund	522,278	73,461	353,019	29,288	2,445	(71,260)	173,905
Fidelity Series Short-Term Credit Fund	3,379,362	252,777	1,548,909	45,716	(38,893)	3,274	2,047,611
Fidelity Series Small Cap Opportunities Fund	804,665	82,629	323,348	29,859	81,463	(160,792)	484,617
Fidelity Series Stock Selector Large Cap Value Fund	1,441,992	262,754	663,320	72,577	66,455	(198,337)	909,544
Fidelity Series Value Discovery Fund	1,468,683	221,457	642,423	55,287	133,715	(252,089)	929,343
	143,334,019	27,033,752	54,511,013	4,988,319	(2,381,954)	(8,788,414)	104,664,138

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	168,893	-	168,893	-

Domestic Equity Funds	7,980,877	7,980,877	-	-

International Equity Funds	14,333,803	14,333,803	-	-

Bond Funds	71,040,512	71,040,512	-	-

Short-Term Funds	11,510,661	11,510,661	-	-
Total Investments in Securities:	105,034,746	104,865,853	168,893	-
Derivative Instruments:

Assets
Futures Contracts	53,428	53,428	-	-
Total Assets	53,428	53,428	-	-

Liabilities
Futures Contracts	(77,018)	(77,018)	-	-
Total Liabilities	(77,018)	(77,018)	-	-
Total Derivative Instruments:	(23,590)	(23,590)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(77,018)
Total Equity Risk	0	(77,018)
Interest Rate Risk
Futures Contracts (a)	53,428	0
Total Interest Rate Risk	53,428	0
Total Value of Derivatives	53,428	(77,018)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2005 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $168,866)	$168,893
Fidelity Central Funds (cost $201,715)	201,715
Other affiliated issuers (cost $105,806,076)	104,664,138

Total Investment in Securities (cost $106,176,657)		$105,034,746
Receivable for investments sold		585,323
Receivable for fund shares sold		75,656
Distributions receivable from Fidelity Central Funds		901
Total assets		105,696,626
Liabilities
Payable for investments purchased	$440,855
Payable for fund shares redeemed	183,110
Accrued management fee	39,616
Distribution and service plan fees payable	16,973
Payable for daily variation margin on futures contracts	2,533
Total Liabilities		683,087
Net Assets		$105,013,539
Net Assets consist of:
Paid in capital		$108,797,001
Total accumulated earnings (loss)		(3,783,462)
Net Assets		$105,013,539

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($43,354,428 ÷ 4,364,425 shares) (a)		$9.93
Maximum offering price per share (100/94.25 of $9.93)		$10.54
Class M :
Net Asset Value and redemption price per share ($18,153,171 ÷ 1,831,975 shares) (a)		$9.91
Maximum offering price per share (100/96.50 of $9.91)		$10.27
Class C :
Net Asset Value and offering price per share ($649,880 ÷ 65,211 shares) (a)		$9.97
Class I :
Net Asset Value , offering price and redemption price per share ($30,489,269 ÷ 3,044,224 shares)		$10.02
Class Z :
Net Asset Value , offering price and redemption price per share ($5,990,195 ÷ 602,794 shares)		$9.94
Class Z6 :
Net Asset Value , offering price and redemption price per share ($6,376,596 ÷ 640,220 shares)		$9.96
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$4,575,134
Interest		3,612
Income from Fidelity Central Funds		4,686
Total Income		4,583,432
Expenses
Management fee	$540,396
Distribution and service plan fees	228,113
Independent trustees' fees and expenses	451
Total expenses before reductions	768,960
Expense reductions	(71)
Total expenses after reductions		768,889
Net Investment income (loss)		3,814,543
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(2,381,954)
Futures contracts	(271,484)
Capital gain distributions from underlying funds:
Affiliated issuers	413,185
Total net realized gain (loss)		(2,240,253)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	28
Affiliated issuers	(8,788,414)
Futures contracts	(64,759)
Total change in net unrealized appreciation (depreciation)		(8,853,145)
Net gain (loss)		(11,093,398)
Net increase (decrease) in net assets resulting from operations		$(7,278,855)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,814,543	$3,331,846
Net realized gain (loss)	(2,240,253)	6,843,136
Change in net unrealized appreciation (depreciation)	(8,853,145)	(10,720,439)
Net increase (decrease) in net assets resulting from operations	(7,278,855)	(545,457)
Distributions to shareholders	(7,150,674)	(10,944,435)
Share transactions - net increase (decrease)	(23,984,029)	(7,545,903)
Total increase (decrease) in net assets	(38,413,558)	(19,035,795)

Net Assets
Beginning of period	143,427,097	162,462,892
End of period	$105,013,539	$143,427,097

Financial Highlights
Fidelity Advisor Freedom® 2005 Fund Class A

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.07	$11.99	$10.85	$11.36	$11.92
Income from Investment Operations
Net investment income (loss) A,B	.32	.25	.10	.19	.21
Net realized and unrealized gain (loss)	(.85)	(.33)	1.64	(.16)	.14
Total from investment operations	(.53)	(.08)	1.74	.03	.35
Distributions from net investment income	(.32)	(.26)	(.11)	(.20)	(.22)
Distributions from net realized gain	(.29)	(.59)	(.49)	(.34)	(.68)
Total distributions	(.61)	(.84) C	(.60)	(.54)	(.91) C
Net asset value, end of period	$9.93	$11.07	$11.99	$10.85	$11.36
Total Return D,E	(4.72)%	(.90)%	16.31%	.04%	3.24%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72%	.72%	.72%	.72%	.73%
Expenses net of fee waivers, if any	.72%	.72%	.72%	.72%	.73%
Expenses net of all reductions	.72%	.72%	.71%	.72%	.73%
Net investment income (loss)	3.16%	2.07%	.81%	1.62%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$43,354	$64,023	$76,060	$74,103	$86,981
Portfolio turnover rate H	23%	45%	31%	28%	28%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns do not include the effect of the sales charges.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2005 Fund Class M

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.05	$11.97	$10.83	$11.35	$11.91
Income from Investment Operations
Net investment income (loss) A,B	.29	.22	.07	.16	.18
Net realized and unrealized gain (loss)	(.84)	(.32)	1.64	(.17)	.14
Total from investment operations	(.55)	(.10)	1.71	(.01)	.32
Distributions from net investment income	(.30)	(.23)	(.08)	(.17)	(.19)
Distributions from net realized gain	(.29)	(.59)	(.49)	(.34)	(.68)
Total distributions	(.59)	(.82)	(.57)	(.51)	(.88) C
Net asset value, end of period	$9.91	$11.05	$11.97	$10.83	$11.35
Total Return D,E	(4.93)%	(1.13)%	16.06%	(.31)%	2.98%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.96% H	.96% H	.97%	.97%	.98%
Expenses net of fee waivers, if any	.96% H	.96% H	.97%	.97%	.98%
Expenses net of all reductions	.96% H	.96% H	.97%	.97%	.98%
Net investment income (loss)	2.91%	1.82%	.56%	1.37%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$18,153	$20,760	$21,606	$22,480	$24,132
Portfolio turnover rate I	23%	45%	31%	28%	28%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2005 Fund Class C

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.09	$11.99	$10.85	$11.35	$11.91
Income from Investment Operations
Net investment income (loss) A,B	.24	.16	.01	.10	.12
Net realized and unrealized gain (loss)	(.84)	(.32)	1.64	(.16)	.13
Total from investment operations	(.60)	(.16)	1.65	(.06)	.25
Distributions from net investment income	(.23)	(.16)	(.02)	(.10)	(.12)
Distributions from net realized gain	(.28)	(.59)	(.49)	(.34)	(.68)
Total distributions	(.52) C	(.74) C	(.51)	(.44)	(.81) C
Net asset value, end of period	$9.97	$11.09	$11.99	$10.85	$11.35
Total Return D,E	(5.40)%	(1.55)%	15.42%	(.70)%	2.35%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.47%	1.46% H	1.47%	1.47%	1.48%
Expenses net of fee waivers, if any	1.47%	1.46% H	1.47%	1.47%	1.48%
Expenses net of all reductions	1.47%	1.46% H	1.47%	1.47%	1.48%
Net investment income (loss)	2.41%	1.32%	.06%	.87%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$650	$1,051	$1,360	$1,642	$2,302
Portfolio turnover rate I	23%	45%	31%	28%	28%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2005 Fund Class I

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.16	$12.08	$10.93	$11.45	$12.00
Income from Investment Operations
Net investment income (loss) A,B	.35	.28	.13	.22	.24
Net realized and unrealized gain (loss)	(.85)	(.33)	1.66	(.17)	.14
Total from investment operations	(.50)	(.05)	1.79	.05	.38
Distributions from net investment income	(.35)	(.29)	(.15)	(.23)	(.25)
Distributions from net realized gain	(.29)	(.59)	(.49)	(.34)	(.68)
Total distributions	(.64)	(.87) C	(.64)	(.57)	(.93)
Net asset value, end of period	$10.02	$11.16	$12.08	$10.93	$11.45
Total Return D	(4.41)%	(.64)%	16.62%	.21%	3.53%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47%	.46% G	.47%	.47%	.48%
Expenses net of fee waivers, if any	.47%	.46% G	.47%	.47%	.48%
Expenses net of all reductions	.47%	.46% G	.46%	.47%	.48%
Net investment income (loss)	3.41%	2.32%	1.06%	1.87%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$30,489	$45,986	$54,932	$46,911	$49,013
Portfolio turnover rate H	23%	45%	31%	28%	28%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2005 Fund Class Z

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.09	$12.01	$10.88	$11.41	$11.84
Income from Investment Operations
Net investment income (loss) B,C	.35	.28	.13	.22	.20
Net realized and unrealized gain (loss)	(.85)	(.31)	1.64	(.16)	.01
Total from investment operations	(.50)	(.03)	1.77	.06	.21
Distributions from net investment income	(.36)	(.31)	(.15)	(.25)	(.26)
Distributions from net realized gain	(.29)	(.59)	(.49)	(.34)	(.39)
Total distributions	(.65)	(.89) D	(.64)	(.59)	(.64) D
Net asset value, end of period	$9.94	$11.09	$12.01	$10.88	$11.41
Total Return E,F	(4.44)%	(.48)%	16.59%	.32%	2.09%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41% I	.42%	.41% I	.42%	.43% J
Expenses net of fee waivers, if any	.41% I	.42%	.41% I	.42%	.43% J
Expenses net of all reductions	.41% I	.42%	.41% I	.42%	.43% J
Net investment income (loss)	3.46%	2.37%	1.11%	1.92%	3.58% J
Supplemental Data
Net assets, end of period (000 omitted)	$5,990	$5,885	$4,101	$2,851	$126
Portfolio turnover rate K	23%	45%	31%	28%	28%

A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2005 Fund Class Z6

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.11	$12.04	$10.90	$11.42	$12.00
Income from Investment Operations
Net investment income (loss) A,B	.35	.29	.14	.23	.25
Net realized and unrealized gain (loss)	(.85)	(.32)	1.65	(.16)	.13
Total from investment operations	(.50)	(.03)	1.79	.07	.38
Distributions from net investment income	(.36)	(.31)	(.16)	(.25)	(.28)
Distributions from net realized gain	(.29)	(.59)	(.49)	(.34)	(.68)
Total distributions	(.65)	(.90)	(.65)	(.59)	(.96)
Net asset value, end of period	$9.96	$11.11	$12.04	$10.90	$11.42
Total Return C,D	(4.37)%	(.52)%	16.72%	.35%	3.53%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.36% G	.36% G	.37%	.37%	.37%
Expenses net of fee waivers, if any	.36% G	.36% G	.37%	.37%	.37%
Expenses net of all reductions	.36% G	.36% G	.37%	.37%	.37%
Net investment income (loss)	3.51%	2.42%	1.16%	1.97%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$6,377	$5,722	$4,404	$2,652	$1,849
Portfolio turnover rate H	23%	45%	31%	28%	28%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2010 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	35.2
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13.7
Fidelity Series Government Money Market Fund 4.91%	6.8
Fidelity Series Emerging Markets Opportunities Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.0
Fidelity Series International Growth Fund	2.8
Fidelity Series Overseas Fund	2.8
Fidelity Series International Value Fund	2.8
81.0

Asset Allocation (% of Fund's net assets)

Futures - 1.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2010 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.44% to 4.78% 4/6/23 to 6/1/23 (b) (Cost $417,585)	420,000	417,646

Domestic Equity Funds - 12.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	343,945	4,546,954
Fidelity Advisor Series Growth Opportunities Fund (c)	319,625	3,215,430
Fidelity Advisor Series Small Cap Fund (c)	161,987	1,802,918
Fidelity Series All-Sector Equity Fund (c)	174,126	1,643,751
Fidelity Series Commodity Strategy Fund (c)	18,744	1,863,864
Fidelity Series Large Cap Stock Fund (c)	373,261	6,588,060
Fidelity Series Large Cap Value Index Fund (c)	49,562	688,909
Fidelity Series Opportunistic Insights Fund (c)	251,509	3,921,024
Fidelity Series Small Cap Opportunities Fund (c)	180,482	2,209,098
Fidelity Series Stock Selector Large Cap Value Fund (c)	343,661	4,137,682
Fidelity Series Value Discovery Fund (c)	293,583	4,227,589
TOTAL DOMESTIC EQUITY FUNDS (Cost $28,387,996)		34,845,279

International Equity Funds - 17.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	209,216	2,874,633
Fidelity Series Emerging Markets Fund (c)	301,604	2,461,091
Fidelity Series Emerging Markets Opportunities Fund (c)	980,758	16,153,080
Fidelity Series International Growth Fund (c)	481,036	7,595,555
Fidelity Series International Small Cap Fund (c)	130,349	2,086,887
Fidelity Series International Value Fund (c)	712,101	7,562,516
Fidelity Series Overseas Fund (c)	632,371	7,588,448
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $36,767,840)		46,322,210

Bond Funds - 61.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	3,889,198	36,908,486
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	994,027	8,021,795
Fidelity Series Emerging Markets Debt Fund (c)	187,154	1,375,580
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	50,956	465,230
Fidelity Series Floating Rate High Income Fund (c)	21,403	189,845
Fidelity Series High Income Fund (c)	172,791	1,413,432
Fidelity Series International Credit Fund (c)	33,527	260,843
Fidelity Series International Developed Markets Bond Index Fund (c)	1,205,394	10,474,875
Fidelity Series Investment Grade Bond Fund (c)	9,399,311	94,839,044
Fidelity Series Long-Term Treasury Bond Index Fund (c)	1,742,002	10,817,830
Fidelity Series Real Estate Income Fund (c)	49,825	473,341
TOTAL BOND FUNDS (Cost $179,929,082)		165,240,301

Short-Term Funds - 8.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	450,712	450,803
Fidelity Series Government Money Market Fund 4.91% (c)(f)	18,485,743	18,485,743
Fidelity Series Short-Term Credit Fund (c)	387,355	3,737,976
TOTAL SHORT-TERM FUNDS (Cost $22,776,765)		22,674,522

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $268,279,268)	269,499,958
NET OTHER ASSETS (LIABILITIES) - 0.0%	(47,485)
NET ASSETS - 100.0%	269,452,473

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	52	Jun 2023	5,975,938	121,732	121,732
CBOT 5-Year U.S. Treasury Note Contracts (United States)	43	Jun 2023	4,708,836	10,413	10,413

TOTAL PURCHASED					132,145

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	10	Jun 2023	2,068,875	(121,340)	(121,340)
ICE E-mini MSCI EAFE Index Contracts (United States)	11	Jun 2023	1,153,075	(9,113)	(9,113)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	52	Jun 2023	2,588,300	(73,484)	(73,484)

TOTAL SOLD					(203,937)

TOTAL FUTURES CONTRACTS					(71,792)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $417,646.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	121,986	4,106,092	3,777,275	11,169	-	-	450,803	0.0%
Total	121,986	4,106,092	3,777,275	11,169	-	-	450,803

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	5,628,251	1,347,998	1,655,015	235,005	(133,515)	(640,765)	4,546,954
Fidelity Advisor Series Growth Opportunities Fund	3,859,646	1,391,071	1,386,956	16,224	(191,363)	(456,968)	3,215,430
Fidelity Advisor Series Small Cap Fund	2,554,673	520,341	953,399	168,637	(28,217)	(290,480)	1,802,918
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	33,791,489	13,502,227	8,322,924	1,773,693	(211,927)	(1,811,401)	36,908,486
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	9,444,444	2,770,380	2,596,568	517,803	(322,663)	(1,273,798)	8,021,795
Fidelity Series All-Sector Equity Fund	2,413,957	232,901	706,906	101,864	(58,332)	(237,869)	1,643,751
Fidelity Series Canada Fund	4,161,643	319,666	1,139,257	93,861	94,824	(562,243)	2,874,633
Fidelity Series Commodity Strategy Fund	4,945,170	2,698,036	3,020,625	2,328,893	(704,892)	(2,053,825)	1,863,864
Fidelity Series Emerging Markets Debt Fund	1,693,283	159,948	293,614	83,669	(66,730)	(117,307)	1,375,580
Fidelity Series Emerging Markets Debt Local Currency Fund	563,000	15,852	114,544	-	(20,085)	21,007	465,230
Fidelity Series Emerging Markets Fund	2,458,307	886,299	616,098	48,805	(65,414)	(202,003)	2,461,091
Fidelity Series Emerging Markets Opportunities Fund	22,149,317	2,981,653	6,698,899	417,780	(990,916)	(1,288,075)	16,153,080
Fidelity Series Floating Rate High Income Fund	338,625	21,264	157,526	16,509	(15,390)	2,872	189,845
Fidelity Series Government Money Market Fund 4.91%	23,543,772	5,162,744	10,220,773	467,640	-	-	18,485,743
Fidelity Series High Income Fund	2,005,415	123,032	525,410	96,968	(54,463)	(135,142)	1,413,432
Fidelity Series Inflation-Protected Bond Index Fund	5,369,336	37,009	5,306,245	30,117	137,046	(237,146)	-
Fidelity Series International Credit Fund	293,461	14,661	-	14,660	-	(47,279)	260,843
Fidelity Series International Developed Markets Bond Index Fund	10,248,891	2,929,698	1,925,899	81,739	(188,451)	(589,364)	10,474,875
Fidelity Series International Growth Fund	9,550,160	1,448,464	2,910,158	256,306	(368,523)	(124,388)	7,595,555
Fidelity Series International Small Cap Fund	2,640,861	282,954	561,476	124,019	(61,688)	(213,764)	2,086,887
Fidelity Series International Value Fund	9,646,462	1,398,912	3,091,388	251,020	88,448	(479,918)	7,562,516
Fidelity Series Investment Grade Bond Fund	117,440,520	9,775,832	23,766,958	3,326,779	(1,520,796)	(7,089,554)	94,839,044
Fidelity Series Large Cap Stock Fund	8,855,618	1,485,791	3,124,451	473,868	686,313	(1,315,211)	6,588,060
Fidelity Series Large Cap Value Index Fund	957,808	90,458	274,961	27,646	56,522	(140,918)	688,909
Fidelity Series Long-Term Treasury Bond Index Fund	13,147,649	2,550,079	2,470,677	311,341	(359,623)	(2,049,598)	10,817,830
Fidelity Series Opportunistic Insights Fund	5,201,135	980,005	1,511,103	188,145	(200,675)	(548,338)	3,921,024
Fidelity Series Overseas Fund	9,603,263	1,333,523	2,794,890	134,980	(159,060)	(394,388)	7,588,448
Fidelity Series Real Estate Income Fund	1,214,196	150,143	726,353	72,181	4,205	(168,850)	473,341
Fidelity Series Short-Term Credit Fund	5,897,136	289,266	2,389,158	80,266	(64,122)	4,854	3,737,976
Fidelity Series Small Cap Opportunities Fund	3,154,164	313,394	945,213	122,933	59,256	(372,503)	2,209,098
Fidelity Series Stock Selector Large Cap Value Fund	5,652,465	897,047	1,866,637	312,974	170,470	(715,663)	4,137,682
Fidelity Series Value Discovery Fund	5,757,199	769,191	1,798,463	238,621	381,552	(881,890)	4,227,589
	334,181,316	56,879,839	93,872,544	12,414,946	(4,108,209)	(24,409,915)	268,631,509

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	417,646	-	417,646	-

Domestic Equity Funds	34,845,279	34,845,279	-	-

International Equity Funds	46,322,210	46,322,210	-	-

Bond Funds	165,240,301	165,240,301	-	-

Short-Term Funds	22,674,522	22,674,522	-	-
Total Investments in Securities:	269,499,958	269,082,312	417,646	-
Derivative Instruments:

Assets
Futures Contracts	132,145	132,145	-	-
Total Assets	132,145	132,145	-	-

Liabilities
Futures Contracts	(203,937)	(203,937)	-	-
Total Liabilities	(203,937)	(203,937)	-	-
Total Derivative Instruments:	(71,792)	(71,792)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(203,937)
Total Equity Risk	0	(203,937)
Interest Rate Risk
Futures Contracts (a)	132,145	0
Total Interest Rate Risk	132,145	0
Total Value of Derivatives	132,145	(203,937)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2010 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $417,585)	$417,646
Fidelity Central Funds (cost $450,803)	450,803
Other affiliated issuers (cost $267,410,880)	268,631,509

Total Investment in Securities (cost $268,279,268)		$269,499,958
Receivable for investments sold		1,725,105
Receivable for fund shares sold		89,092
Distributions receivable from Fidelity Central Funds		2,188
Total assets		271,316,343
Liabilities
Payable for investments purchased	$1,583,404
Payable for fund shares redeemed	128,913
Accrued management fee	106,634
Distribution and service plan fees payable	43,753
Payable for daily variation margin on futures contracts	1,166
Total Liabilities		1,863,870
Net Assets		$269,452,473
Net Assets consist of:
Paid in capital		$272,119,936
Total accumulated earnings (loss)		(2,667,463)
Net Assets		$269,452,473

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($107,178,666 ÷ 10,568,787 shares) (a)		$10.14
Maximum offering price per share (100/94.25 of $10.14)		$10.76
Class M :
Net Asset Value and redemption price per share ($48,093,736 ÷ 4,773,252 shares) (a)		$10.08
Maximum offering price per share (100/96.50 of $10.08)		$10.45
Class C :
Net Asset Value and offering price per share ($2,195,732 ÷ 218,544 shares) (a)		$10.05
Class I :
Net Asset Value , offering price and redemption price per share ($81,490,326 ÷ 8,003,263 shares)		$10.18
Class Z :
Net Asset Value , offering price and redemption price per share ($9,499,691 ÷ 940,411 shares)		$10.10
Class Z6 :
Net Asset Value , offering price and redemption price per share ($20,994,322 ÷ 2,072,530 shares)		$10.13
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$10,757,755
Interest		8,634
Income from Fidelity Central Funds		11,169
Total Income		10,777,558
Expenses
Management fee	$1,374,079
Distribution and service plan fees	575,486
Independent trustees' fees and expenses	1,079
Total expenses before reductions	1,950,644
Expense reductions	(10)
Total expenses after reductions		1,950,634
Net Investment income (loss)		8,826,924
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	138
Affiliated issuers	(4,108,209)
Futures contracts	(648,686)
Capital gain distributions from underlying funds:
Affiliated issuers	1,657,191
Total net realized gain (loss)		(3,099,566)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	61
Affiliated issuers	(24,409,915)
Futures contracts	(159,023)
Total change in net unrealized appreciation (depreciation)		(24,568,877)
Net gain (loss)		(27,668,443)
Net increase (decrease) in net assets resulting from operations		$(18,841,519)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,826,924	$7,669,107
Net realized gain (loss)	(3,099,566)	20,103,123
Change in net unrealized appreciation (depreciation)	(24,568,877)	(27,720,911)
Net increase (decrease) in net assets resulting from operations	(18,841,519)	51,319
Distributions to shareholders	(19,265,299)	(30,763,243)
Share transactions - net increase (decrease)	(26,808,654)	(9,416,963)
Total increase (decrease) in net assets	(64,915,472)	(40,128,887)

Net Assets
Beginning of period	334,367,945	374,496,832
End of period	$269,452,473	$334,367,945

Financial Highlights
Fidelity Advisor Freedom® 2010 Fund Class A

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.46	$12.53	$10.97	$11.78	$12.42
Income from Investment Operations
Net investment income (loss) A,B	.31	.25	.10	.19	.21
Net realized and unrealized gain (loss)	(.94)	(.26)	2.18	(.31)	.15
Total from investment operations	(.63)	(.01)	2.28	(.12)	.36
Distributions from net investment income	(.30)	(.26)	(.11)	(.20)	(.21)
Distributions from net realized gain	(.39)	(.80)	(.61)	(.49)	(.79)
Total distributions	(.69)	(1.06)	(.72)	(.69)	(1.00)
Net asset value, end of period	$10.14	$11.46	$12.53	$10.97	$11.78
Total Return C,D	(5.41)%	(.41)%	21.28%	(1.39)%	3.28%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.74%	.75%	.76%	.77%	.77% G
Expenses net of fee waivers, if any	.74%	.75%	.76%	.77%	.77% G
Expenses net of all reductions	.74%	.75%	.76%	.77%	.77% G
Net investment income (loss)	3.03%	2.06%	.81%	1.56%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$107,179	$137,046	$164,212	$162,920	$198,633
Portfolio turnover rate H	20%	37%	26%	23%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2010 Fund Class M

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.39	$12.46	$10.92	$11.73	$12.37
Income from Investment Operations
Net investment income (loss) A,B	.28	.22	.07	.15	.18
Net realized and unrealized gain (loss)	(.93)	(.26)	2.16	(.30)	.15
Total from investment operations	(.65)	(.04)	2.23	(.15)	.33
Distributions from net investment income	(.28)	(.24)	(.09)	(.17)	(.18)
Distributions from net realized gain	(.39)	(.80)	(.61)	(.49)	(.79)
Total distributions	(.66) C	(1.03) C	(.69) C	(.66)	(.97)
Net asset value, end of period	$10.08	$11.39	$12.46	$10.92	$11.73
Total Return D,E	(5.59)%	(.63)%	20.90%	(1.63)%	3.06%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.99%	1.00%	1.01%	1.02%	1.02% H
Expenses net of fee waivers, if any	.99%	1.00%	1.01%	1.02%	1.02% H
Expenses net of all reductions	.99%	1.00%	1.01%	1.02%	1.02% H
Net investment income (loss)	2.78%	1.81%	.56%	1.31%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$48,094	$60,633	$69,654	$64,750	$71,679
Portfolio turnover rate I	20%	37%	26%	23%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2010 Fund Class C

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.34	$12.42	$10.87	$11.66	$12.29
Income from Investment Operations
Net investment income (loss) A,B	.23	.16	.01	.10	.12
Net realized and unrealized gain (loss)	(.93)	(.27)	2.16	(.30)	.14
Total from investment operations	(.70)	(.11)	2.17	(.20)	.26
Distributions from net investment income	(.21)	(.18)	(.02)	(.10)	(.11)
Distributions from net realized gain	(.38)	(.80)	(.60)	(.49)	(.78)
Total distributions	(.59)	(.97) C	(.62)	(.59)	(.89)
Net asset value, end of period	$10.05	$11.34	$12.42	$10.87	$11.66
Total Return D,E	(6.09)%	(1.19)%	20.36%	(2.02)%	2.45%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.49%	1.50%	1.51%	1.51% H	1.52% H
Expenses net of fee waivers, if any	1.49%	1.50%	1.51%	1.51% H	1.52% H
Expenses net of all reductions	1.49%	1.50%	1.51%	1.51% H	1.52% H
Net investment income (loss)	2.28%	1.31%	.06%	.81%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$2,196	$4,335	$6,544	$8,343	$10,765
Portfolio turnover rate I	20%	37%	26%	23%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2010 Fund Class I

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.50	$12.58	$11.02	$11.82	$12.47
Income from Investment Operations
Net investment income (loss) A,B	.34	.29	.13	.22	.24
Net realized and unrealized gain (loss)	(.94)	(.28)	2.19	(.30)	.14
Total from investment operations	(.60)	.01	2.32	(.08)	.38
Distributions from net investment income	(.33)	(.30)	(.15)	(.23)	(.25)
Distributions from net realized gain	(.39)	(.80)	(.61)	(.49)	(.79)
Total distributions	(.72)	(1.09) C	(.76)	(.72)	(1.03) C
Net asset value, end of period	$10.18	$11.50	$12.58	$11.02	$11.82
Total Return D	(5.13)%	(.21)%	21.50%	(1.04)%	3.50%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49%	.50%	.51%	.52%	.52% G
Expenses net of fee waivers, if any	.49%	.50%	.51%	.52%	.52% G
Expenses net of all reductions	.49%	.50%	.51%	.52%	.52% G
Net investment income (loss)	3.28%	2.31%	1.06%	1.81%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$81,490	$103,754	$114,929	$107,764	$131,896
Portfolio turnover rate H	20%	37%	26%	23%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2010 Fund Class Z

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.42	$12.51	$10.95	$11.78	$12.30
Income from Investment Operations
Net investment income (loss) B,C	.34	.29	.14	.22	.27
Net realized and unrealized gain (loss)	(.93)	(.27)	2.18	(.30)	(.11)
Total from investment operations	(.59)	.02	2.32	(.08)	.16
Distributions from net investment income	(.34)	(.31)	(.15)	(.26)	(.26)
Distributions from net realized gain	(.39)	(.80)	(.61)	(.49)	(.42)
Total distributions	(.73)	(1.11)	(.76)	(.75)	(.68)
Net asset value, end of period	$10.10	$11.42	$12.51	$10.95	$11.78
Total Return D,E	(5.07)%	(.20)%	21.71%	(1.05)%	1.65%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.43% H	.44%	.45%	.46% H	.47% H,I
Expenses net of fee waivers, if any	.43% H	.44%	.45%	.46% H	.47% H,I
Expenses net of all reductions	.43% H	.44%	.45%	.46% H	.47% H,I
Net investment income (loss)	3.34%	2.37%	1.12%	1.87%	4.58% I
Supplemental Data
Net assets, end of period (000 omitted)	$9,500	$8,545	$6,514	$5,895	$257
Portfolio turnover rate J	20%	37%	26%	23%	24%

A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2010 Fund Class Z6

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.45	$12.54	$10.99	$11.81	$12.47
Income from Investment Operations
Net investment income (loss) A,B	.35	.30	.14	.23	.25
Net realized and unrealized gain (loss)	(.94)	(.27)	2.19	(.31)	.15
Total from investment operations	(.59)	.03	2.33	(.08)	.40
Distributions from net investment income	(.34)	(.32)	(.17)	(.26)	(.27)
Distributions from net realized gain	(.39)	(.80)	(.61)	(.49)	(.79)
Total distributions	(.73)	(1.12)	(.78)	(.74) C	(1.06)
Net asset value, end of period	$10.13	$11.45	$12.54	$10.99	$11.81
Total Return D,E	(4.99)%	(.10)%	21.67%	(1.01)%	3.66%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.38%	.38%	.38%	.39%	.39%
Expenses net of fee waivers, if any	.38%	.38%	.38%	.39%	.39%
Expenses net of all reductions	.38%	.38%	.38%	.39%	.39%
Net investment income (loss)	3.40%	2.43%	1.18%	1.94%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$20,994	$20,054	$12,643	$8,352	$6,566
Portfolio turnover rate H	20%	37%	26%	23%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2015 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	31.6
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	6.9
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.6
Fidelity Series Government Money Market Fund 4.91%	4.6
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Series Large Cap Stock Fund	3.6
Fidelity Series International Growth Fund	3.6
Fidelity Series Overseas Fund	3.5
75.6

Asset Allocation (% of Fund's net assets)

Futures - 1.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2015 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.44% to 4.78% 4/6/23 to 6/1/23 (b) (Cost $835,522)	840,000	835,654

Domestic Equity Funds - 18.5%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	1,037,671	13,718,007
Fidelity Advisor Series Growth Opportunities Fund (c)	964,300	9,700,857
Fidelity Advisor Series Small Cap Fund (c)	491,273	5,467,870
Fidelity Series All-Sector Equity Fund (c)	525,334	4,959,151
Fidelity Series Commodity Strategy Fund (c)	38,683	3,846,609
Fidelity Series Large Cap Stock Fund (c)	1,127,748	19,904,752
Fidelity Series Large Cap Value Index Fund (c)	149,330	2,075,681
Fidelity Series Opportunistic Insights Fund (c)	758,805	11,829,773
Fidelity Series Small Cap Opportunities Fund (c)	546,845	6,693,381
Fidelity Series Stock Selector Large Cap Value Fund (c)	1,039,204	12,512,016
Fidelity Series Value Discovery Fund (c)	887,729	12,783,295
TOTAL DOMESTIC EQUITY FUNDS (Cost $81,096,247)		103,491,392

International Equity Funds - 20.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	547,235	7,519,002
Fidelity Series Emerging Markets Fund (c)	700,969	5,719,910
Fidelity Series Emerging Markets Opportunities Fund (c)	2,349,424	38,695,019
Fidelity Series International Growth Fund (c)	1,258,227	19,867,400
Fidelity Series International Small Cap Fund (c)	341,719	5,470,913
Fidelity Series International Value Fund (c)	1,861,451	19,768,611
Fidelity Series Overseas Fund (c)	1,654,045	19,848,535
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $90,047,598)		116,889,390

Bond Funds - 55.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	4,789,849	45,455,669
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	3,891,008	31,400,433
Fidelity Series Emerging Markets Debt Fund (c)	389,630	2,863,781
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	105,994	967,722
Fidelity Series Floating Rate High Income Fund (c)	52,324	464,117
Fidelity Series High Income Fund (c)	356,991	2,920,185
Fidelity Series International Credit Fund (c)	79,801	620,850
Fidelity Series International Developed Markets Bond Index Fund (c)	2,503,973	21,759,523
Fidelity Series Investment Grade Bond Fund (c)	17,564,636	177,227,173
Fidelity Series Long-Term Treasury Bond Index Fund (c)	3,832,899	23,802,303
Fidelity Series Real Estate Income Fund (c)	105,618	1,003,375
TOTAL BOND FUNDS (Cost $337,014,250)		308,485,131

Short-Term Funds - 5.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	1,008,820	1,009,022
Fidelity Series Government Money Market Fund 4.91% (c)(f)	25,690,921	25,690,921
Fidelity Series Short-Term Credit Fund (c)	464,504	4,482,461
TOTAL SHORT-TERM FUNDS (Cost $31,307,514)		31,182,404

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $540,301,131)	560,883,971
NET OTHER ASSETS (LIABILITIES) - 0.0%	(98,107)
NET ASSETS - 100.0%	560,785,864

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	109	Jun 2023	12,526,484	260,000	260,000
CBOT 5-Year U.S. Treasury Note Contracts (United States)	89	Jun 2023	9,746,195	23,111	23,111

TOTAL PURCHASED					283,111

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	21	Jun 2023	4,344,638	(249,057)	(249,057)
ICE E-mini MSCI EAFE Index Contracts (United States)	23	Jun 2023	2,410,975	(18,163)	(18,163)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	110	Jun 2023	5,475,250	(149,273)	(149,273)

TOTAL SOLD					(416,493)

TOTAL FUTURES CONTRACTS					(133,382)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $835,654.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	392,069	9,949,623	9,332,670	23,496	-	-	1,009,022	0.0%
Total	392,069	9,949,623	9,332,670	23,496	-	-	1,009,022

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	17,090,705	3,700,455	4,677,611	713,617	(414,185)	(1,981,357)	13,718,007
Fidelity Advisor Series Growth Opportunities Fund	11,720,610	3,956,736	3,979,482	48,921	(703,671)	(1,293,336)	9,700,857
Fidelity Advisor Series Small Cap Fund	7,757,541	1,485,185	2,782,086	516,480	(54,183)	(938,587)	5,467,870
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	40,394,461	18,346,182	10,754,001	2,198,642	(235,193)	(2,247,463)	45,455,669
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	34,874,501	11,401,675	8,818,758	2,033,609	(1,152,498)	(4,904,487)	31,400,433
Fidelity Series All-Sector Equity Fund	7,330,350	597,942	2,053,633	311,863	(86,459)	(829,049)	4,959,151
Fidelity Series Canada Fund	11,113,065	782,169	3,109,995	250,950	481,136	(1,747,373)	7,519,002
Fidelity Series Commodity Strategy Fund	10,623,401	5,675,103	6,587,403	4,954,174	(1,563,476)	(4,301,016)	3,846,609
Fidelity Series Emerging Markets Debt Fund	3,626,658	314,002	682,578	178,491	(172,197)	(222,104)	2,863,781
Fidelity Series Emerging Markets Debt Local Currency Fund	1,205,895	28,163	266,801	-	(47,602)	48,067	967,722
Fidelity Series Emerging Markets Fund	6,017,747	1,916,424	1,541,796	118,939	(146,035)	(526,430)	5,719,910
Fidelity Series Emerging Markets Opportunities Fund	54,223,177	6,583,637	16,481,723	1,018,431	(1,644,371)	(3,985,701)	38,695,019
Fidelity Series Floating Rate High Income Fund	727,513	46,980	284,508	37,924	(26,536)	668	464,117
Fidelity Series Government Money Market Fund 4.91%	32,567,120	10,328,733	17,204,932	625,110	-	-	25,690,921
Fidelity Series High Income Fund	4,308,592	248,300	1,229,804	206,243	(88,935)	(317,968)	2,920,185
Fidelity Series Inflation-Protected Bond Index Fund	9,603,893	70,534	9,481,537	68,266	247,320	(440,210)	-
Fidelity Series International Credit Fund	698,487	34,894	-	34,894	-	(112,531)	620,850
Fidelity Series International Developed Markets Bond Index Fund	22,044,901	6,229,221	4,844,338	172,345	(505,781)	(1,164,480)	21,759,523
Fidelity Series International Growth Fund	25,534,360	3,420,036	7,703,619	685,320	35,388	(1,418,765)	19,867,400
Fidelity Series International Small Cap Fund	7,074,526	607,731	1,448,391	331,605	(7,654)	(755,299)	5,470,913
Fidelity Series International Value Fund	25,791,086	3,416,562	8,351,962	671,193	813,249	(1,900,324)	19,768,611
Fidelity Series Investment Grade Bond Fund	226,567,329	21,978,773	54,704,338	6,344,407	(4,338,322)	(12,276,269)	177,227,173
Fidelity Series Large Cap Stock Fund	26,891,734	4,054,911	9,069,501	1,440,748	1,525,710	(3,498,102)	19,904,752
Fidelity Series Large Cap Value Index Fund	2,908,521	216,980	786,308	84,684	168,599	(432,111)	2,075,681
Fidelity Series Long-Term Treasury Bond Index Fund	29,647,133	5,645,462	6,050,390	700,508	(1,148,778)	(4,291,124)	23,802,303
Fidelity Series Opportunistic Insights Fund	15,794,099	2,880,706	4,540,183	571,055	(628,651)	(1,676,198)	11,829,773
Fidelity Series Overseas Fund	25,676,347	3,210,838	7,496,050	360,920	280,708	(1,823,308)	19,848,535
Fidelity Series Real Estate Income Fund	2,601,759	184,131	1,432,000	158,760	11,419	(361,934)	1,003,375
Fidelity Series Short-Term Credit Fund	8,157,727	446,257	4,040,578	99,334	(116,838)	35,893	4,482,461
Fidelity Series Small Cap Opportunities Fund	9,577,921	976,540	2,894,871	373,925	442,333	(1,408,542)	6,693,381
Fidelity Series Stock Selector Large Cap Value Fund	17,164,449	2,498,466	5,454,199	959,620	537,157	(2,233,857)	12,512,016
Fidelity Series Value Discovery Fund	17,482,673	2,281,573	5,426,745	731,049	1,082,898	(2,637,104)	12,783,295
	716,798,281	123,565,301	214,180,121	27,002,027	(7,455,448)	(59,640,401)	559,039,295

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	835,654	-	835,654	-

Domestic Equity Funds	103,491,392	103,491,392	-	-

International Equity Funds	116,889,390	116,889,390	-	-

Bond Funds	308,485,131	308,485,131	-	-

Short-Term Funds	31,182,404	31,182,404	-	-
Total Investments in Securities:	560,883,971	560,048,317	835,654	-
Derivative Instruments:

Assets
Futures Contracts	283,111	283,111	-	-
Total Assets	283,111	283,111	-	-

Liabilities
Futures Contracts	(416,493)	(416,493)	-	-
Total Liabilities	(416,493)	(416,493)	-	-
Total Derivative Instruments:	(133,382)	(133,382)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(416,493)
Total Equity Risk	0	(416,493)
Interest Rate Risk
Futures Contracts (a)	283,111	0
Total Interest Rate Risk	283,111	0
Total Value of Derivatives	283,111	(416,493)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2015 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $835,522)	$835,654
Fidelity Central Funds (cost $1,009,020)	1,009,022
Other affiliated issuers (cost $538,456,589)	559,039,295

Total Investment in Securities (cost $540,301,131)		$560,883,971
Receivable for investments sold		4,104,091
Receivable for fund shares sold		219,621
Distributions receivable from Fidelity Central Funds		4,751
Receivable for daily variation margin on futures contracts		3,601
Total assets		565,216,035
Liabilities
Payable for investments purchased	$3,765,567
Payable for fund shares redeemed	327,964
Accrued management fee	242,295
Distribution and service plan fees payable	94,345
Total Liabilities		4,430,171
Net Assets		$560,785,864
Net Assets consist of:
Paid in capital		$546,171,446
Total accumulated earnings (loss)		14,614,418
Net Assets		$560,785,864

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($251,605,274 ÷ 25,351,695 shares) (a)		$9.92
Maximum offering price per share (100/94.25 of $9.92)		$10.53
Class M :
Net Asset Value and redemption price per share ($83,160,783 ÷ 8,416,473 shares) (a)		$9.88
Maximum offering price per share (100/96.50 of $9.88)		$10.24
Class C :
Net Asset Value and offering price per share ($9,462,904 ÷ 965,561 shares) (a)		$9.80
Class I :
Net Asset Value , offering price and redemption price per share ($158,410,815 ÷ 15,785,660 shares)		$10.04
Class Z :
Net Asset Value , offering price and redemption price per share ($25,615,588 ÷ 2,577,907 shares)		$9.94
Class Z6 :
Net Asset Value , offering price and redemption price per share ($32,530,500 ÷ 3,259,755 shares)		$9.98
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$22,066,555
Interest		18,010
Income from Fidelity Central Funds		23,496
Total Income		22,108,061
Expenses
Management fee	$3,173,264
Distribution and service plan fees	1,232,873
Independent trustees' fees and expenses	2,301
Total expenses before reductions	4,408,438
Expense reductions	(123)
Total expenses after reductions		4,408,315
Net Investment income (loss)		17,699,746
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	421
Affiliated issuers	(7,455,448)
Futures contracts	(1,422,470)
Capital gain distributions from underlying funds:
Affiliated issuers	4,935,472
Total net realized gain (loss)		(3,942,025)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	133
Affiliated issuers	(59,640,401)
Futures contracts	(325,752)
Total change in net unrealized appreciation (depreciation)		(59,966,020)
Net gain (loss)		(63,908,045)
Net increase (decrease) in net assets resulting from operations		$(46,208,299)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,699,746	$16,852,885
Net realized gain (loss)	(3,942,025)	55,607,699
Change in net unrealized appreciation (depreciation)	(59,966,020)	(68,047,088)
Net increase (decrease) in net assets resulting from operations	(46,208,299)	4,413,496
Distributions to shareholders	(46,410,482)	(78,805,498)
Share transactions - net increase (decrease)	(63,890,710)	(53,924,482)
Total increase (decrease) in net assets	(156,509,491)	(128,316,484)

Net Assets
Beginning of period	717,295,355	845,611,839
End of period	$560,785,864	$717,295,355

Financial Highlights
Fidelity Advisor Freedom® 2015 Fund Class A

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.40	$12.59	$10.71	$11.79	$12.59
Income from Investment Operations
Net investment income (loss) A,B	.29	.25	.09	.18	.21
Net realized and unrealized gain (loss)	(1.00)	(.21)	2.66	(.44)	.14
Total from investment operations	(.71)	.04	2.75	(.26)	.35
Distributions from net investment income	(.28)	(.26)	(.11)	(.19)	(.21)
Distributions from net realized gain	(.49)	(.97)	(.76)	(.62)	(.94)
Total distributions	(.77)	(1.23)	(.87)	(.82) C	(1.15)
Net asset value, end of period	$9.92	$11.40	$12.59	$10.71	$11.79
Total Return D,E	(6.14)%	(.08)%	26.45%	(2.77)%	3.26%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.78%	.79%	.80%	.81%	.82%
Expenses net of fee waivers, if any	.78%	.79%	.80%	.81%	.82%
Expenses net of all reductions	.78%	.79%	.80%	.81%	.82%
Net investment income (loss)	2.86%	2.03%	.79%	1.50%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$251,605	$315,460	$385,409	$360,371	$476,763
Portfolio turnover rate H	20%	35%	27%	22%	21%

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2015 Fund Class M

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.35	$12.55	$10.68	$11.76	$12.56
Income from Investment Operations
Net investment income (loss) A,B	.26	.22	.06	.15	.17
Net realized and unrealized gain (loss)	(.99)	(.21)	2.65	(.44)	.15
Total from investment operations	(.73)	.01	2.71	(.29)	.32
Distributions from net investment income	(.26)	(.24)	(.08)	(.16)	(.18)
Distributions from net realized gain	(.48)	(.97)	(.76)	(.62)	(.94)
Total distributions	(.74)	(1.21)	(.84)	(.79) C	(1.12)
Net asset value, end of period	$9.88	$11.35	$12.55	$10.68	$11.76
Total Return D,E	(6.31)%	(.35)%	26.13%	(3.00)%	3.01%
Ratios to Average Net Assets A,F,G
Expenses before reductions	1.03%	1.04%	1.05%	1.06%	1.07%
Expenses net of fee waivers, if any	1.03%	1.04%	1.05%	1.06%	1.07%
Expenses net of all reductions	1.03%	1.04%	1.05%	1.06%	1.07%
Net investment income (loss)	2.61%	1.78%	.54%	1.25%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$83,161	$107,957	$134,240	$123,857	$152,212
Portfolio turnover rate H	20%	35%	27%	22%	21%

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2015 Fund Class C

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.28	$12.46	$10.62	$11.69	$12.47
Income from Investment Operations
Net investment income (loss) A,B	.21	.16	- C	.09	.11
Net realized and unrealized gain (loss)	(.99)	(.20)	2.62	(.44)	.16
Total from investment operations	(.78)	(.04)	2.62	(.35)	.27
Distributions from net investment income	(.22)	(.17)	(.03)	(.09)	(.13)
Distributions from net realized gain	(.48)	(.97)	(.74)	(.62)	(.93)
Total distributions	(.70)	(1.14)	(.78) D	(.72) D	(1.05) D
Net asset value, end of period	$9.80	$11.28	$12.46	$10.62	$11.69
Total Return E,F	(6.83)%	(.74)%	25.36%	(3.48)%	2.60%
Ratios to Average Net Assets A,G,H
Expenses before reductions	1.53%	1.54%	1.55%	1.56%	1.57%
Expenses net of fee waivers, if any	1.53%	1.54%	1.55%	1.56%	1.57%
Expenses net of all reductions	1.53%	1.54%	1.55%	1.55%	1.57%
Net investment income (loss)	2.11%	1.28%	.04%	.76%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$9,463	$12,554	$20,654	$20,129	$31,274
Portfolio turnover rate I	20%	35%	27%	22%	21%

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2015 Fund Class I

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.52	$12.71	$10.81	$11.89	$12.69
Income from Investment Operations
Net investment income (loss) A,B	.31	.29	.13	.21	.24
Net realized and unrealized gain (loss)	(1.00)	(.22)	2.67	(.44)	.14
Total from investment operations	(.69)	.07	2.80	(.23)	.38
Distributions from net investment income	(.31)	(.29)	(.14)	(.22)	(.24)
Distributions from net realized gain	(.49)	(.97)	(.76)	(.62)	(.94)
Total distributions	(.79) C	(1.26)	(.90)	(.85) C	(1.18)
Net asset value, end of period	$10.04	$11.52	$12.71	$10.81	$11.89
Total Return D	(5.84)%	.20%	26.71%	(2.50)%	3.55%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.53%	.54%	.55%	.56%	.57%
Expenses net of fee waivers, if any	.53%	.54%	.55%	.56%	.57%
Expenses net of all reductions	.53%	.54%	.55%	.56%	.57%
Net investment income (loss)	3.11%	2.28%	1.04%	1.75%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$158,411	$222,906	$256,243	$238,048	$304,221
Portfolio turnover rate G	20%	35%	27%	22%	21%

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2015 Fund Class Z

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.42	$12.62	$10.74	$11.85	$12.50
Income from Investment Operations
Net investment income (loss) B,C	.32	.29	.13	.22	.27
Net realized and unrealized gain (loss)	(1.00)	(.21)	2.66	(.45)	(.17)
Total from investment operations	(.68)	.08	2.79	(.23)	.10
Distributions from net investment income	(.32)	(.31)	(.15)	(.26)	(.27)
Distributions from net realized gain	(.49)	(.97)	(.76)	(.62)	(.48)
Total distributions	(.80) D	(1.28)	(.91)	(.88)	(.75)
Net asset value, end of period	$9.94	$11.42	$12.62	$10.74	$11.85
Total Return E,F	(5.79)%	.25%	26.82%	(2.48)%	1.29%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.47%	.48%	.48%	.49%	.51% I,J
Expenses net of fee waivers, if any	.47%	.48%	.48%	.49%	.51% I,J
Expenses net of all reductions	.47%	.48%	.48%	.49%	.51% I,J
Net investment income (loss)	3.17%	2.35%	1.11%	1.82%	4.73% I
Supplemental Data
Net assets, end of period (000 omitted)	$25,616	$24,200	$20,850	$16,135	$1,522
Portfolio turnover rate K	20%	35%	27%	22%	21%

A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2015 Fund Class Z6

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.46	$12.66	$10.78	$11.87	$12.67
Income from Investment Operations
Net investment income (loss) A,B	.33	.30	.14	.23	.25
Net realized and unrealized gain (loss)	(1.00)	(.21)	2.66	(.45)	.16
Total from investment operations	(.67)	.09	2.80	(.22)	.41
Distributions from net investment income	(.33)	(.32)	(.17)	(.25)	(.27)
Distributions from net realized gain	(.49)	(.97)	(.76)	(.62)	(.94)
Total distributions	(.81) C	(1.29)	(.92) C	(.87)	(1.21)
Net asset value, end of period	$9.98	$11.46	$12.66	$10.78	$11.87
Total Return D,E	(5.68)%	.31%	26.84%	(2.40)%	3.81%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.40%	.40%	.40%	.41%	.41%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.41%	.41%
Expenses net of all reductions	.40%	.40%	.40%	.41%	.41%
Net investment income (loss)	3.25%	2.42%	1.19%	1.90%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$32,531	$34,218	$28,215	$15,400	$16,536
Portfolio turnover rate H	20%	35%	27%	22%	21%

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2020 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	28.0
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.2
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Large Cap Stock Fund	4.6
Fidelity Series Long-Term Treasury Bond Index Fund	4.5
Fidelity Series International Growth Fund	4.3
Fidelity Series Overseas Fund	4.3
Fidelity Series International Value Fund	4.2
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Advisor Series Equity Growth Fund	3.2
73.0

Asset Allocation (% of Fund's net assets)

Futures - 1.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2020 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.39% to 4.78% 4/6/23 to 6/1/23 (b) (Cost $2,059,240)	2,070,000	2,059,594

Domestic Equity Funds - 24.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	3,447,580	45,577,007
Fidelity Advisor Series Growth Opportunities Fund (c)	3,203,772	32,229,945
Fidelity Advisor Series Small Cap Fund (c)	1,635,386	18,201,841
Fidelity Series All-Sector Equity Fund (c)	1,745,388	16,476,467
Fidelity Series Commodity Strategy Fund (c)	98,529	9,797,732
Fidelity Series Large Cap Stock Fund (c)	3,748,850	66,167,200
Fidelity Series Large Cap Value Index Fund (c)	498,655	6,931,311
Fidelity Series Opportunistic Insights Fund (c)	2,521,054	39,303,231
Fidelity Series Small Cap Opportunities Fund (c)	1,819,695	22,273,067
Fidelity Series Stock Selector Large Cap Value Fund (c)	3,455,570	41,605,068
Fidelity Series Value Discovery Fund (c)	2,951,853	42,506,689
TOTAL DOMESTIC EQUITY FUNDS (Cost $272,341,820)		341,069,558

International Equity Funds - 24.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,672,070	22,974,237
Fidelity Series Emerging Markets Fund (c)	1,990,516	16,242,608
Fidelity Series Emerging Markets Opportunities Fund (c)	6,709,522	110,505,835
Fidelity Series International Growth Fund (c)	3,844,603	60,706,289
Fidelity Series International Small Cap Fund (c)	1,045,495	16,738,368
Fidelity Series International Value Fund (c)	5,685,684	60,381,962
Fidelity Series Overseas Fund (c)	5,053,901	60,646,817
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $273,396,208)		348,196,116

Bond Funds - 48.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	3,756,108	35,645,468
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	14,421,824	116,384,119
Fidelity Series Emerging Markets Debt Fund (c)	985,016	7,239,867
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	268,454	2,450,986
Fidelity Series Floating Rate High Income Fund (c)	146,930	1,303,269
Fidelity Series High Income Fund (c)	898,714	7,351,481
Fidelity Series International Credit Fund (c)	171,519	1,334,421
Fidelity Series International Developed Markets Bond Index Fund (c)	6,385,106	55,486,568
Fidelity Series Investment Grade Bond Fund (c)	39,440,487	397,954,514
Fidelity Series Long-Term Treasury Bond Index Fund (c)	10,261,542	63,724,173
Fidelity Series Real Estate Income Fund (c)	270,455	2,569,324
TOTAL BOND FUNDS (Cost $778,745,409)		691,444,190

Short-Term Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	2,813,525	2,814,087
Fidelity Series Government Money Market Fund 4.91% (c)(f)	32,626,931	32,626,931
Fidelity Series Short-Term Credit Fund (c)	332,642	3,209,993
TOTAL SHORT-TERM FUNDS (Cost $38,730,091)		38,651,011

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,365,272,768)	1,421,420,469
NET OTHER ASSETS (LIABILITIES) - 0.0%	(225,650)
NET ASSETS - 100.0%	1,421,194,819

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	276	Jun 2023	31,718,438	656,937	656,937
CBOT 5-Year U.S. Treasury Note Contracts (United States)	225	Jun 2023	24,639,258	57,399	57,399

TOTAL PURCHASED					714,336

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	49	Jun 2023	10,137,488	(594,565)	(594,565)
ICE E-mini MSCI EAFE Index Contracts (United States)	59	Jun 2023	6,184,675	(50,684)	(50,684)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	272	Jun 2023	13,538,800	(401,785)	(401,785)

TOTAL SOLD					(1,047,034)

TOTAL FUTURES CONTRACTS					(332,698)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,059,594.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	1,250,869	26,243,817	24,680,599	63,252	-	-	2,814,087	0.0%
Total	1,250,869	26,243,817	24,680,599	63,252	-	-	2,814,087

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	56,599,222	11,371,673	14,434,771	2,360,893	(1,444,514)	(6,514,603)	45,577,007
Fidelity Advisor Series Growth Opportunities Fund	38,815,894	12,378,185	12,324,078	162,682	(2,354,793)	(4,285,263)	32,229,945
Fidelity Advisor Series Small Cap Fund	25,690,600	4,493,302	8,665,732	1,695,532	(225,168)	(3,091,161)	18,201,841
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20,309,191	25,107,606	8,183,196	1,528,924	(64,901)	(1,489,632)	35,645,468
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	126,925,574	43,274,253	31,883,149	7,456,027	(3,792,019)	(18,140,540)	116,384,119
Fidelity Series All-Sector Equity Fund	24,276,012	1,723,836	6,501,698	1,018,295	(600,963)	(2,420,720)	16,476,467
Fidelity Series Canada Fund	34,247,494	2,142,555	9,524,307	758,938	1,433,532	(5,325,037)	22,974,237
Fidelity Series Commodity Strategy Fund	27,173,368	14,265,708	17,041,411	12,330,040	(3,732,800)	(10,867,133)	9,797,732
Fidelity Series Emerging Markets Debt Fund	9,161,970	824,153	1,753,030	449,098	(449,702)	(543,524)	7,239,867
Fidelity Series Emerging Markets Debt Local Currency Fund	3,075,117	71,110	690,387	-	(123,799)	118,945	2,450,986
Fidelity Series Emerging Markets Fund	17,295,269	5,239,331	4,364,368	337,149	(432,700)	(1,494,924)	16,242,608
Fidelity Series Emerging Markets Opportunities Fund	155,842,052	17,426,442	46,624,578	2,884,059	(6,166,018)	(9,972,063)	110,505,835
Fidelity Series Floating Rate High Income Fund	1,856,440	120,808	610,036	100,087	(69,557)	5,614	1,303,269
Fidelity Series Government Money Market Fund 4.91%	37,374,752	24,428,518	29,176,339	636,815	-	-	32,626,931
Fidelity Series High Income Fund	11,022,652	632,062	3,268,665	517,733	(408,868)	(625,700)	7,351,481
Fidelity Series Inflation-Protected Bond Index Fund	19,991,795	202,241	19,766,045	169,303	476,734	(904,725)	-
Fidelity Series International Credit Fund	1,501,290	74,999	-	74,999	-	(241,868)	1,334,421
Fidelity Series International Developed Markets Bond Index Fund	56,641,000	15,718,856	12,638,308	433,236	(1,173,932)	(3,061,048)	55,486,568
Fidelity Series International Growth Fund	78,139,643	9,358,489	22,438,821	2,072,572	(220,178)	(4,132,844)	60,706,289
Fidelity Series International Small Cap Fund	21,596,458	1,519,964	4,024,423	1,002,868	7,334	(2,360,965)	16,738,368
Fidelity Series International Value Fund	79,033,754	8,986,618	24,215,172	2,029,817	2,088,982	(5,512,220)	60,381,962
Fidelity Series Investment Grade Bond Fund	512,504,061	55,538,531	132,834,505	14,102,561	(11,215,254)	(26,038,319)	397,954,514
Fidelity Series Large Cap Stock Fund	89,058,863	11,753,287	28,050,822	4,680,053	4,958,138	(11,552,266)	66,167,200
Fidelity Series Large Cap Value Index Fund	9,632,344	649,323	2,471,482	278,038	549,338	(1,428,212)	6,931,311
Fidelity Series Long-Term Treasury Bond Index Fund	79,326,622	15,114,887	16,274,367	1,855,705	(2,835,658)	(11,607,311)	63,724,173
Fidelity Series Opportunistic Insights Fund	52,305,954	8,621,369	13,980,456	1,881,392	(2,123,237)	(5,520,399)	39,303,231
Fidelity Series Overseas Fund	78,683,012	8,436,177	21,647,071	1,091,512	271,103	(5,096,404)	60,646,817
Fidelity Series Real Estate Income Fund	6,646,911	444,201	3,659,083	400,208	64,005	(926,710)	2,569,324
Fidelity Series Short-Term Credit Fund	9,363,105	591,693	6,663,572	75,578	(184,696)	103,463	3,209,993
Fidelity Series Small Cap Opportunities Fund	31,719,066	3,087,134	9,338,461	1,212,307	389,821	(3,584,493)	22,273,067
Fidelity Series Stock Selector Large Cap Value Fund	56,843,759	7,618,722	17,198,986	3,142,313	1,718,702	(7,377,129)	41,605,068
Fidelity Series Value Discovery Fund	57,898,184	7,241,640	17,444,055	2,398,934	3,669,945	(8,859,025)	42,506,689
	1,830,551,428	318,457,673	547,691,374	69,137,668	(21,991,123)	(162,746,216)	1,416,546,788

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	2,059,594	-	2,059,594	-

Domestic Equity Funds	341,069,558	341,069,558	-	-

International Equity Funds	348,196,116	348,196,116	-	-

Bond Funds	691,444,190	691,444,190	-	-

Short-Term Funds	38,651,011	38,651,011	-	-
Total Investments in Securities:	1,421,420,469	1,419,360,875	2,059,594	-
Derivative Instruments:

Assets
Futures Contracts	714,336	714,336	-	-
Total Assets	714,336	714,336	-	-

Liabilities
Futures Contracts	(1,047,034)	(1,047,034)	-	-
Total Liabilities	(1,047,034)	(1,047,034)	-	-
Total Derivative Instruments:	(332,698)	(332,698)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,047,034)
Total Equity Risk	0	(1,047,034)
Interest Rate Risk
Futures Contracts (a)	714,336	0
Total Interest Rate Risk	714,336	0
Total Value of Derivatives	714,336	(1,047,034)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2020 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,059,240)	$2,059,594
Fidelity Central Funds (cost $2,814,087)	2,814,087
Other affiliated issuers (cost $1,360,399,441)	1,416,546,788

Total Investment in Securities (cost $1,365,272,768)		$1,421,420,469
Receivable for investments sold		13,152,441
Receivable for fund shares sold		1,285,426
Distributions receivable from Fidelity Central Funds		12,958
Receivable for daily variation margin on futures contracts		21,220
Total assets		1,435,892,514
Liabilities
Payable for investments purchased	$11,203,020
Payable for fund shares redeemed	2,610,316
Accrued management fee	656,284
Distribution and service plan fees payable	228,075
Total Liabilities		14,697,695
Net Assets		$1,421,194,819
Net Assets consist of:
Paid in capital		$1,381,033,324
Total accumulated earnings (loss)		40,161,495
Net Assets		$1,421,194,819

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($575,227,511 ÷ 52,235,224 shares) (a)		$11.01
Maximum offering price per share (100/94.25 of $11.01)		$11.68
Class M :
Net Asset Value and redemption price per share ($211,955,995 ÷ 19,284,864 shares) (a)		$10.99
Maximum offering price per share (100/96.50 of $10.99)		$11.39
Class C :
Net Asset Value and offering price per share ($26,447,484 ÷ 2,440,271 shares) (a)		$10.84
Class I :
Net Asset Value , offering price and redemption price per share ($427,927,253 ÷ 38,395,690 shares)		$11.15
Class Z :
Net Asset Value , offering price and redemption price per share ($74,664,718 ÷ 6,775,018 shares)		$11.02
Class Z6 :
Net Asset Value , offering price and redemption price per share ($104,971,858 ÷ 9,484,888 shares)		$11.07
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$53,190,164
Interest		45,081
Income from Fidelity Central Funds		63,252
Total Income		53,298,497
Expenses
Management fee	$8,547,354
Distribution and service plan fees	2,955,166
Independent trustees' fees and expenses	5,781
Total expenses before reductions	11,508,301
Expense reductions	(1,175)
Total expenses after reductions		11,507,126
Net Investment income (loss)		41,791,371
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,142
Affiliated issuers	(21,991,123)
Futures contracts	(3,454,273)
Capital gain distributions from underlying funds:
Affiliated issuers	15,947,504
Total net realized gain (loss)		(9,496,750)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	356
Affiliated issuers	(162,746,216)
Futures contracts	(803,626)
Total change in net unrealized appreciation (depreciation)		(163,549,486)
Net gain (loss)		(173,046,236)
Net increase (decrease) in net assets resulting from operations		$(131,254,865)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,791,371	$42,810,950
Net realized gain (loss)	(9,496,750)	154,453,262
Change in net unrealized appreciation (depreciation)	(163,549,486)	(179,524,359)
Net increase (decrease) in net assets resulting from operations	(131,254,865)	17,739,853
Distributions to shareholders	(127,667,225)	(210,125,505)
Share transactions - net increase (decrease)	(152,011,229)	(97,568,805)
Total increase (decrease) in net assets	(410,933,319)	(289,954,457)

Net Assets
Beginning of period	1,832,128,138	2,122,082,595
End of period	$1,421,194,819	$1,832,128,138

Financial Highlights
Fidelity Advisor Freedom® 2020 Fund Class A

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.83	$14.19	$11.63	$12.97	$13.71
Income from Investment Operations
Net investment income (loss) A,B	.30	.28	.10	.19	.22
Net realized and unrealized gain (loss)	(1.19)	(.18)	3.43	(.65)	.18
Total from investment operations	(.89)	.10	3.53	(.46)	.40
Distributions from net investment income	(.29)	(.30)	(.12)	(.20)	(.22)
Distributions from net realized gain	(.63)	(1.16)	(.85)	(.68)	(.92)
Total distributions	(.93) C	(1.46)	(.97)	(.88)	(1.14)
Net asset value, end of period	$11.01	$12.83	$14.19	$11.63	$12.97
Total Return D,E	(6.81)%	.25%	31.39%	(4.15)%	3.40%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.83%	.83%	.84%	.85%	.86%
Expenses net of fee waivers, if any	.83%	.83%	.84%	.85%	.86%
Expenses net of all reductions	.83%	.83%	.84%	.85%	.86%
Net investment income (loss)	2.67%	2.02%	.78%	1.46%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$575,228	$741,474	$877,842	$800,330	$1,038,299
Portfolio turnover rate H	21%	34%	26%	25%	22%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2020 Fund Class M

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.81	$14.18	$11.62	$12.96	$13.71
Income from Investment Operations
Net investment income (loss) A,B	.27	.25	.07	.16	.19
Net realized and unrealized gain (loss)	(1.18)	(.19)	3.43	(.65)	.17
Total from investment operations	(.91)	.06	3.50	(.49)	.36
Distributions from net investment income	(.27)	(.27)	(.09)	(.17)	(.19)
Distributions from net realized gain	(.63)	(1.16)	(.85)	(.68)	(.92)
Total distributions	(.91) C	(1.43)	(.94)	(.85)	(1.11)
Net asset value, end of period	$10.99	$12.81	$14.18	$11.62	$12.96
Total Return D,E	(7.01)%	(.02)%	31.08%	(4.38)%	3.07%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.08%	1.08%	1.09%	1.10%	1.11%
Expenses net of fee waivers, if any	1.08%	1.08%	1.09%	1.10%	1.11%
Expenses net of all reductions	1.08%	1.08%	1.09%	1.10%	1.11%
Net investment income (loss)	2.42%	1.77%	.53%	1.21%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$211,956	$265,388	$309,456	$277,496	$345,810
Portfolio turnover rate H	21%	34%	26%	25%	22%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2020 Fund Class C

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.66	$14.03	$11.52	$12.86	$13.60
Income from Investment Operations
Net investment income (loss) A,B	.21	.18	- C	.09	.12
Net realized and unrealized gain (loss)	(1.17)	(.18)	3.39	(.64)	.17
Total from investment operations	(.96)	-	3.39	(.55)	.29
Distributions from net investment income	(.23)	(.21)	(.04)	(.11)	(.14)
Distributions from net realized gain	(.63)	(1.16)	(.84)	(.68)	(.90)
Total distributions	(.86)	(1.37)	(.88)	(.79)	(1.03) D
Net asset value, end of period	$10.84	$12.66	$14.03	$11.52	$12.86
Total Return E,F	(7.48)%	(.47)%	30.36%	(4.81)%	2.55%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.58%	1.58%	1.59%	1.60%	1.61%
Expenses net of fee waivers, if any	1.58%	1.58%	1.59%	1.60%	1.61%
Expenses net of all reductions	1.58%	1.58%	1.59%	1.60%	1.61%
Net investment income (loss)	1.92%	1.27%	.03%	.71%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$26,447	$36,340	$51,480	$46,563	$63,123
Portfolio turnover rate I	21%	34%	26%	25%	22%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2020 Fund Class I

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.97	$14.32	$11.73	$13.07	$13.82
Income from Investment Operations
Net investment income (loss) A,B	.33	.32	.14	.22	.26
Net realized and unrealized gain (loss)	(1.20)	(.18)	3.46	(.65)	.17
Total from investment operations	(.87)	.14	3.60	(.43)	.43
Distributions from net investment income	(.31)	(.32)	(.15)	(.23)	(.26)
Distributions from net realized gain	(.64)	(1.16)	(.85)	(.68)	(.92)
Total distributions	(.95)	(1.49) C	(1.01) C	(.91)	(1.18)
Net asset value, end of period	$11.15	$12.97	$14.32	$11.73	$13.07
Total Return D	(6.53)%	.53%	31.70%	(3.87)%	3.61%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.58%	.58%	.59%	.60%	.61%
Expenses net of fee waivers, if any	.58%	.58%	.59%	.60%	.61%
Expenses net of all reductions	.58%	.58%	.59%	.60%	.61%
Net investment income (loss)	2.92%	2.27%	1.03%	1.71%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$427,927	$616,520	$743,070	$654,422	$795,372
Portfolio turnover rate G	21%	34%	26%	25%	22%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2020 Fund Class Z

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.85	$14.21	$11.65	$13.02	$13.69
Income from Investment Operations
Net investment income (loss) B,C	.33	.33	.15	.23	.21
Net realized and unrealized gain (loss)	(1.19)	(.19)	3.43	(.64)	(.15)
Total from investment operations	(.86)	.14	3.58	(.41)	.06
Distributions from net investment income	(.33)	(.34)	(.17)	(.28)	(.30)
Distributions from net realized gain	(.65)	(1.17)	(.85)	(.68)	(.43)
Total distributions	(.97) D	(1.50) D	(1.02)	(.96)	(.73)
Net asset value, end of period	$11.02	$12.85	$14.21	$11.65	$13.02
Total Return E,F	(6.48)%	.58%	31.82%	(3.82)%	.91%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.50%	.51%	.52%	.53% I	.54% I,J
Expenses net of fee waivers, if any	.50%	.51%	.52%	.53% I	.54% I,J
Expenses net of all reductions	.50%	.51%	.52%	.53% I	.54% I,J
Net investment income (loss)	3.00%	2.35%	1.10%	1.78%	3.41% J
Supplemental Data
Net assets, end of period (000 omitted)	$74,665	$59,576	$45,836	$33,172	$2,585
Portfolio turnover rate K	21%	34%	26%	25%	22%

A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2020 Fund Class Z6

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.90	$14.26	$11.69	$13.04	$13.81
Income from Investment Operations
Net investment income (loss) A,B	.34	.34	.16	.25	.28
Net realized and unrealized gain (loss)	(1.19)	(.18)	3.45	(.65)	.17
Total from investment operations	(.85)	.16	3.61	(.40)	.45
Distributions from net investment income	(.33)	(.35)	(.18)	(.27)	(.30)
Distributions from net realized gain	(.65)	(1.17)	(.85)	(.68)	(.92)
Total distributions	(.98)	(1.52)	(1.04) C	(.95)	(1.22)
Net asset value, end of period	$11.07	$12.90	$14.26	$11.69	$13.04
Total Return D,E	(6.41)%	.69%	31.94%	(3.72)%	3.76%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42%	.42%	.42%	.43%	.43%
Expenses net of fee waivers, if any	.42%	.42%	.42%	.43%	.43%
Expenses net of all reductions	.42%	.42%	.42%	.43%	.43%
Net investment income (loss)	3.08%	2.44%	1.20%	1.88%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$104,972	$112,829	$94,399	$57,497	$45,686
Portfolio turnover rate H	21%	34%	26%	25%	22%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2025 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	24.4
Fidelity Series Emerging Markets Opportunities Fund	8.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.2
Fidelity Series Large Cap Stock Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series International Growth Fund	4.9
Fidelity Series Overseas Fund	4.8
Fidelity Series International Value Fund	4.8
Fidelity Series International Developed Markets Bond Index Fund	3.9
Fidelity Advisor Series Equity Growth Fund	3.8
73.7

Asset Allocation (% of Fund's net assets)

Futures - 2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2025 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.39% to 4.78% 4/6/23 to 6/1/23 (b) (Cost $3,442,250)	3,460,000	3,442,865

Domestic Equity Funds - 28.3%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	6,911,845	91,374,595
Fidelity Advisor Series Growth Opportunities Fund (c)	6,423,050	64,615,881
Fidelity Advisor Series Small Cap Fund (c)	3,278,447	36,489,113
Fidelity Series All-Sector Equity Fund (c)	3,499,226	33,032,693
Fidelity Series Commodity Strategy Fund (c)	166,733	16,579,970
Fidelity Series Large Cap Stock Fund (c)	7,515,760	132,653,165
Fidelity Series Large Cap Value Index Fund (c)	999,547	13,893,706
Fidelity Series Opportunistic Insights Fund (c)	5,054,372	78,797,663
Fidelity Series Small Cap Opportunities Fund (c)	3,648,005	44,651,584
Fidelity Series Stock Selector Large Cap Value Fund (c)	6,927,705	83,409,567
Fidelity Series Value Discovery Fund (c)	5,917,889	85,217,595
TOTAL DOMESTIC EQUITY FUNDS (Cost $555,859,761)		680,715,532

International Equity Funds - 27.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,202,428	44,001,360
Fidelity Series Emerging Markets Fund (c)	3,650,739	29,790,027
Fidelity Series Emerging Markets Opportunities Fund (c)	12,337,186	203,193,460
Fidelity Series International Growth Fund (c)	7,363,455	116,268,955
Fidelity Series International Small Cap Fund (c)	1,989,182	31,846,802
Fidelity Series International Value Fund (c)	10,909,512	115,859,018
Fidelity Series Overseas Fund (c)	9,679,631	116,155,567
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $537,393,937)		657,115,189

Bond Funds - 43.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	24,475,706	197,518,946
Fidelity Series Emerging Markets Debt Fund (c)	1,666,792	12,250,924
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	453,459	4,140,082
Fidelity Series Floating Rate High Income Fund (c)	248,926	2,207,977
Fidelity Series High Income Fund (c)	1,512,457	12,371,900
Fidelity Series International Credit Fund (c)	198,854	1,547,086
Fidelity Series International Developed Markets Bond Index Fund (c)	10,666,059	92,688,056
Fidelity Series Investment Grade Bond Fund (c)	58,082,565	586,053,083
Fidelity Series Long-Term Treasury Bond Index Fund (c)	19,124,990	118,766,189
Fidelity Series Real Estate Income Fund (c)	444,289	4,220,745
TOTAL BOND FUNDS (Cost $1,176,383,730)		1,031,764,988

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	4,500,295	4,501,195
Fidelity Series Government Money Market Fund 4.91% (c)(f)	24,060,508	24,060,508
Fidelity Series Short-Term Credit Fund (c)	2,832	27,325
TOTAL SHORT-TERM FUNDS (Cost $28,588,830)		28,589,028

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,301,668,508)	2,401,627,602
NET OTHER ASSETS (LIABILITIES) - 0.0%	(363,719)
NET ASSETS - 100.0%	2,401,263,883

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	466	Jun 2023	53,553,594	1,114,802	1,114,802
CBOT 5-Year U.S. Treasury Note Contracts (United States)	380	Jun 2023	41,612,969	100,515	100,515

TOTAL PURCHASED					1,215,317

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	79	Jun 2023	16,344,113	(958,584)	(958,584)
ICE E-mini MSCI EAFE Index Contracts (United States)	97	Jun 2023	10,168,025	(81,631)	(81,631)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	440	Jun 2023	21,901,000	(686,336)	(686,336)

TOTAL SOLD					(1,726,551)

TOTAL FUTURES CONTRACTS					(511,234)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,442,865.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	1,995,442	42,879,994	40,374,241	100,239	-	-	4,501,195	0.0%
Total	1,995,442	42,879,994	40,374,241	100,239	-	-	4,501,195

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	105,537,469	22,725,397	22,041,568	4,614,665	(2,888,777)	(11,957,926)	91,374,595
Fidelity Advisor Series Growth Opportunities Fund	72,379,418	24,389,913	19,889,554	317,753	(5,198,173)	(7,065,723)	64,615,881
Fidelity Advisor Series Small Cap Fund	47,904,066	8,804,046	13,966,101	3,305,557	(1,051,240)	(5,201,658)	36,489,113
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	14,287,946	14,326,828	-	38,882	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	172,715,495	83,402,946	27,004,304	11,767,712	(3,174,320)	(28,420,871)	197,518,946
Fidelity Series All-Sector Equity Fund	45,266,926	3,374,760	9,971,668	1,991,753	(1,198,636)	(4,438,689)	33,032,693
Fidelity Series Canada Fund	60,809,411	4,353,919	14,151,040	1,421,746	926,660	(7,937,590)	44,001,360
Fidelity Series Commodity Strategy Fund	43,498,882	23,751,496	26,615,479	20,270,172	(6,125,074)	(17,929,855)	16,579,970
Fidelity Series Emerging Markets Debt Fund	14,633,679	1,377,955	2,153,179	740,876	(489,563)	(1,117,968)	12,250,924
Fidelity Series Emerging Markets Debt Local Currency Fund	4,909,436	186,209	959,790	-	(161,555)	165,782	4,140,082
Fidelity Series Emerging Markets Fund	29,885,734	9,609,179	6,383,704	607,185	(844,678)	(2,476,504)	29,790,027
Fidelity Series Emerging Markets Opportunities Fund	269,325,801	32,091,028	70,341,388	5,189,769	(12,929,172)	(14,952,809)	203,193,460
Fidelity Series Floating Rate High Income Fund	2,965,603	210,240	864,693	165,573	(96,194)	(6,979)	2,207,977
Fidelity Series Government Money Market Fund 4.91%	27,190,089	29,110,019	32,239,600	342,651	-	-	24,060,508
Fidelity Series High Income Fund	17,643,256	1,091,309	4,685,581	852,430	(581,569)	(1,095,515)	12,371,900
Fidelity Series Inflation-Protected Bond Index Fund	26,436,598	336,450	26,153,501	278,929	642,574	(1,262,121)	-
Fidelity Series International Credit Fund	1,740,549	86,951	-	86,951	-	(280,414)	1,547,086
Fidelity Series International Developed Markets Bond Index Fund	89,441,480	27,285,808	17,286,677	704,915	(1,633,956)	(5,118,599)	92,688,056
Fidelity Series International Growth Fund	139,667,496	17,833,061	33,937,412	3,883,084	(4,208,102)	(3,086,088)	116,268,955
Fidelity Series International Small Cap Fund	38,354,082	3,110,591	5,464,956	1,879,214	(901,214)	(3,251,701)	31,846,802
Fidelity Series International Value Fund	141,659,255	17,435,826	37,474,956	3,802,924	972,052	(6,733,159)	115,859,018
Fidelity Series Investment Grade Bond Fund	723,365,250	88,896,129	173,348,410	20,348,719	(16,595,188)	(36,264,698)	586,053,083
Fidelity Series Large Cap Stock Fund	166,066,924	22,983,819	44,258,086	9,006,103	6,664,692	(18,804,184)	132,653,165
Fidelity Series Large Cap Value Index Fund	17,961,399	1,406,867	3,808,789	545,037	727,871	(2,393,642)	13,893,706
Fidelity Series Long-Term Treasury Bond Index Fund	138,739,105	29,912,949	24,200,481	3,381,749	(4,491,623)	(21,193,761)	118,766,189
Fidelity Series Opportunistic Insights Fund	97,534,370	17,037,305	21,465,878	3,694,109	(4,030,049)	(10,278,085)	78,797,663
Fidelity Series Overseas Fund	140,956,251	15,264,751	31,907,914	2,045,012	(2,411,221)	(5,746,300)	116,155,567
Fidelity Series Real Estate Income Fund	10,606,190	763,767	5,741,850	656,802	(6,615)	(1,400,747)	4,220,745
Fidelity Series Short-Term Credit Fund	6,815,179	53,896	6,796,041	11,968	(176,019)	130,310	27,325
Fidelity Series Small Cap Opportunities Fund	59,144,723	6,201,198	14,728,006	2,341,438	(1,181,702)	(4,784,629)	44,651,584
Fidelity Series Stock Selector Large Cap Value Fund	105,994,860	15,511,034	27,310,668	6,152,473	1,893,008	(12,678,667)	83,409,567
Fidelity Series Value Discovery Fund	107,962,263	15,030,746	27,777,616	4,697,121	5,616,878	(15,614,676)	85,217,595
	2,927,111,239	537,917,510	767,255,718	115,104,390	(52,892,023)	(251,197,466)	2,393,683,542

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	3,442,865	-	3,442,865	-

Domestic Equity Funds	680,715,532	680,715,532	-	-

International Equity Funds	657,115,189	657,115,189	-	-

Bond Funds	1,031,764,988	1,031,764,988	-	-

Short-Term Funds	28,589,028	28,589,028	-	-
Total Investments in Securities:	2,401,627,602	2,398,184,737	3,442,865	-
Derivative Instruments:

Assets
Futures Contracts	1,215,317	1,215,317	-	-
Total Assets	1,215,317	1,215,317	-	-

Liabilities
Futures Contracts	(1,726,551)	(1,726,551)	-	-
Total Liabilities	(1,726,551)	(1,726,551)	-	-
Total Derivative Instruments:	(511,234)	(511,234)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,726,551)
Total Equity Risk	0	(1,726,551)
Interest Rate Risk
Futures Contracts (a)	1,215,317	0
Total Interest Rate Risk	1,215,317	0
Total Value of Derivatives	1,215,317	(1,726,551)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2025 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,442,250)	$3,442,865
Fidelity Central Funds (cost $4,501,195)	4,501,195
Other affiliated issuers (cost $2,293,725,063)	2,393,683,542

Total Investment in Securities (cost $2,301,668,508)		$2,401,627,602
Receivable for investments sold		20,144,887
Receivable for fund shares sold		3,597,781
Distributions receivable from Fidelity Central Funds		20,725
Receivable for daily variation margin on futures contracts		49,099
Total assets		2,425,440,094
Liabilities
Payable for investments purchased	$18,300,465
Payable for fund shares redeemed	4,334,806
Accrued management fee	1,180,906
Distribution and service plan fees payable	360,034
Total Liabilities		24,176,211
Net Assets		$2,401,263,883
Net Assets consist of:
Paid in capital		$2,339,491,410
Total accumulated earnings (loss)		61,772,473
Net Assets		$2,401,263,883

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($926,152,035 ÷ 80,442,613 shares) (a)		$11.51
Maximum offering price per share (100/94.25 of $11.51)		$12.21
Class M :
Net Asset Value and redemption price per share ($342,223,652 ÷ 29,688,885 shares) (a)		$11.53
Maximum offering price per share (100/96.50 of $11.53)		$11.95
Class C :
Net Asset Value and offering price per share ($35,778,998 ÷ 3,188,864 shares) (a)		$11.22
Class I :
Net Asset Value , offering price and redemption price per share ($777,569,836 ÷ 66,665,249 shares)		$11.66
Class Z :
Net Asset Value , offering price and redemption price per share ($126,414,062 ÷ 10,964,783 shares)		$11.53
Class Z6 :
Net Asset Value , offering price and redemption price per share ($193,125,300 ÷ 16,651,599 shares)		$11.60
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$84,259,375
Interest		74,543
Income from Fidelity Central Funds		100,239
Total Income		84,434,157
Expenses
Management fee	$15,056,302
Distribution and service plan fees	4,597,890
Independent trustees' fees and expenses	9,448
Total expenses before reductions	19,663,640
Expense reductions	(2,088)
Total expenses after reductions		19,661,552
Net Investment income (loss)		64,772,605
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,587
Affiliated issuers	(52,892,023)
Futures contracts	(5,529,188)
Capital gain distributions from underlying funds:
Affiliated issuers	30,845,015
Total net realized gain (loss)		(27,574,609)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	605
Affiliated issuers	(251,197,466)
Futures contracts	(1,287,929)
Total change in net unrealized appreciation (depreciation)		(252,484,790)
Net gain (loss)		(280,059,399)
Net increase (decrease) in net assets resulting from operations		$(215,286,794)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$64,772,605	$65,845,490
Net realized gain (loss)	(27,574,609)	227,886,486
Change in net unrealized appreciation (depreciation)	(252,484,790)	(263,537,178)
Net increase (decrease) in net assets resulting from operations	(215,286,794)	30,194,798
Distributions to shareholders	(208,996,936)	(281,648,202)
Share transactions - net increase (decrease)	(104,081,039)	55,749,404
Total increase (decrease) in net assets	(528,364,769)	(195,704,000)

Net Assets
Beginning of period	2,929,628,652	3,125,332,652
End of period	$2,401,263,883	$2,929,628,652

Financial Highlights
Fidelity Advisor Freedom® 2025 Fund Class A

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.45	$14.62	$11.55	$12.99	$13.74
Income from Investment Operations
Net investment income (loss) A,B	.29	.29	.10	.18	.21
Net realized and unrealized gain (loss)	(1.26)	(.14)	3.84	(.76)	.18
Total from investment operations	(.97)	.15	3.94	(.58)	.39
Distributions from net investment income	(.29)	(.30)	(.12)	(.19)	(.21)
Distributions from net realized gain	(.68)	(1.02)	(.76)	(.67)	(.93)
Total distributions	(.97)	(1.32)	(.87) C	(.86)	(1.14)
Net asset value, end of period	$11.51	$13.45	$14.62	$11.55	$12.99
Total Return D,E	(7.05)%	.64%	35.22%	(5.09)%	3.34%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.87%	.88%	.89%	.89%	.90%
Expenses net of fee waivers, if any	.87%	.88%	.89%	.89%	.90%
Expenses net of all reductions	.87%	.88%	.89%	.89%	.90%
Net investment income (loss)	2.50%	2.01%	.76%	1.40%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$926,152	$1,161,792	$1,276,609	$1,043,442	$1,304,020
Portfolio turnover rate H	21%	36%	28%	29%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2025 Fund Class M

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.46	$14.64	$11.57	$13.01	$13.76
Income from Investment Operations
Net investment income (loss) A,B	.26	.26	.07	.15	.18
Net realized and unrealized gain (loss)	(1.25)	(.15)	3.84	(.76)	.18
Total from investment operations	(.99)	.11	3.91	(.61)	.36
Distributions from net investment income	(.26)	(.28)	(.09)	(.16)	(.19)
Distributions from net realized gain	(.68)	(1.02)	(.75)	(.67)	(.92)
Total distributions	(.94)	(1.29) C	(.84)	(.83)	(1.11)
Net asset value, end of period	$11.53	$13.46	$14.64	$11.57	$13.01
Total Return D,E	(7.21)%	.38%	34.85%	(5.31)%	3.09%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.12%	1.13%	1.14%	1.14%	1.15%
Expenses net of fee waivers, if any	1.12%	1.13%	1.14%	1.14%	1.15%
Expenses net of all reductions	1.12%	1.13%	1.14%	1.14%	1.15%
Net investment income (loss)	2.25%	1.76%	.51%	1.15%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$342,224	$405,616	$432,038	$362,131	$423,584
Portfolio turnover rate H	21%	36%	28%	29%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2025 Fund Class C

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.14	$14.33	$11.35	$12.80	$13.54
Income from Investment Operations
Net investment income (loss) A,B	.20	.18	- C	.08	.11
Net realized and unrealized gain (loss)	(1.23)	(.14)	3.77	(.75)	.18
Total from investment operations	(1.03)	.04	3.77	(.67)	.29
Distributions from net investment income	(.22)	(.21)	(.04)	(.11)	(.13)
Distributions from net realized gain	(.67)	(1.02)	(.75)	(.66)	(.91)
Total distributions	(.89)	(1.23)	(.79)	(.78) D	(1.03) D
Net asset value, end of period	$11.22	$13.14	$14.33	$11.35	$12.80
Total Return E,F	(7.72)%	(.12)%	34.28%	(5.85)%	2.59%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.62%	1.63%	1.64%	1.64%	1.65%
Expenses net of fee waivers, if any	1.62%	1.63%	1.64%	1.64%	1.65%
Expenses net of all reductions	1.62%	1.63%	1.64%	1.64%	1.65%
Net investment income (loss)	1.75%	1.26%	.01%	.65%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$35,779	$46,295	$60,128	$51,559	$64,691
Portfolio turnover rate I	21%	36%	28%	29%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2025 Fund Class I

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.61	$14.77	$11.66	$13.11	$13.86
Income from Investment Operations
Net investment income (loss) A,B	.32	.33	.14	.22	.25
Net realized and unrealized gain (loss)	(1.27)	(.14)	3.88	(.77)	.18
Total from investment operations	(.95)	.19	4.02	(.55)	.43
Distributions from net investment income	(.31)	(.33)	(.15)	(.22)	(.25)
Distributions from net realized gain	(.69)	(1.02)	(.76)	(.67)	(.93)
Total distributions	(1.00)	(1.35)	(.91)	(.90) C	(1.18)
Net asset value, end of period	$11.66	$13.61	$14.77	$11.66	$13.11
Total Return D	(6.81)%	.89%	35.57%	(4.89)%	3.63%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.62%	.63%	.64%	.64%	.65%
Expenses net of fee waivers, if any	.62%	.63%	.64%	.64%	.65%
Expenses net of all reductions	.62%	.63%	.64%	.64%	.65%
Net investment income (loss)	2.75%	2.26%	1.01%	1.65%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$777,570	$1,026,796	$1,150,782	$911,020	$1,051,420
Portfolio turnover rate G	21%	36%	28%	29%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2025 Fund Class Z

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$13.48	$14.65	$11.58	$13.05	$13.78
Income from Investment Operations
Net investment income (loss) B,C	.32	.34	.15	.23	.03
Net realized and unrealized gain (loss)	(1.25)	(.14)	3.85	(.76)	(.02)
Total from investment operations	(.93)	.20	4.00	(.53)	.01
Distributions from net investment income	(.32)	(.35)	(.17)	(.27)	(.30)
Distributions from net realized gain	(.70)	(1.02)	(.76)	(.67)	(.44)
Total distributions	(1.02)	(1.37)	(.93)	(.94)	(.74)
Net asset value, end of period	$11.53	$13.48	$14.65	$11.58	$13.05
Total Return D,E	(6.67)%	.94%	35.65%	(4.77)%	.56%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.54%	.54% H	.55%	.56%	.56% I
Expenses net of fee waivers, if any	.54%	.54% H	.55%	.56%	.56% I
Expenses net of all reductions	.54%	.54% H	.55%	.56%	.56% I
Net investment income (loss)	2.83%	2.34%	1.10%	1.74%	.43% I
Supplemental Data
Net assets, end of period (000 omitted)	$126,414	$94,133	$60,905	$36,620	$3,396
Portfolio turnover rate J	21%	36%	28%	29%	24%

A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2025 Fund Class Z6

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.55	$14.71	$11.62	$13.08	$13.85
Income from Investment Operations
Net investment income (loss) A,B	.34	.36	.16	.24	.27
Net realized and unrealized gain (loss)	(1.26)	(.15)	3.87	(.77)	.18
Total from investment operations	(.92)	.21	4.03	(.53)	.45
Distributions from net investment income	(.33)	(.36)	(.18)	(.26)	(.29)
Distributions from net realized gain	(.70)	(1.02)	(.76)	(.67)	(.93)
Total distributions	(1.03)	(1.37) C	(.94)	(.93)	(1.22)
Net asset value, end of period	$11.60	$13.55	$14.71	$11.62	$13.08
Total Return D,E	(6.58)%	1.07%	35.82%	(4.72)%	3.85%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.43% H	.44%	.44%	.45%	.45%
Expenses net of fee waivers, if any	.43% H	.44%	.44%	.45%	.45%
Expenses net of all reductions	.43% H	.44%	.44%	.45%	.45%
Net investment income (loss)	2.93%	2.45%	1.21%	1.85%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$193,125	$194,996	$144,871	$77,638	$56,103
Portfolio turnover rate I	21%	36%	28%	29%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2030 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	21.6
Fidelity Series Emerging Markets Opportunities Fund	9.1
Fidelity Series Large Cap Stock Fund	6.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.4
Fidelity Series International Growth Fund	5.4
Fidelity Series Overseas Fund	5.4
Fidelity Series International Value Fund	5.3
Fidelity Advisor Series Equity Growth Fund	4.3
Fidelity Series Value Discovery Fund	4.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.0
70.9

Asset Allocation (% of Fund's net assets)

Futures - 2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2030 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.44% to 4.79% 4/6/23 to 6/1/23 (b) (Cost $4,168,533)	4,190,000	4,169,314

Domestic Equity Funds - 32.3%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	9,641,038	127,454,528
Fidelity Advisor Series Growth Opportunities Fund (c)	8,959,257	90,130,121
Fidelity Advisor Series Small Cap Fund (c)	4,579,425	50,969,005
Fidelity Series All-Sector Equity Fund (c)	4,880,939	46,076,068
Fidelity Series Commodity Strategy Fund (c)	204,960	20,381,182
Fidelity Series Large Cap Stock Fund (c)	10,487,445	185,103,402
Fidelity Series Large Cap Value Index Fund (c)	1,399,360	19,451,110
Fidelity Series Opportunistic Insights Fund (c)	7,050,093	109,910,956
Fidelity Series Small Cap Opportunities Fund (c)	5,094,342	62,354,740
Fidelity Series Stock Selector Large Cap Value Fund (c)	9,669,120	116,416,201
Fidelity Series Value Discovery Fund (c)	8,259,545	118,937,450
TOTAL DOMESTIC EQUITY FUNDS (Cost $788,228,393)		947,184,763

International Equity Funds - 30.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,325,380	59,430,719
Fidelity Series Emerging Markets Fund (c)	4,750,935	38,767,627
Fidelity Series Emerging Markets Opportunities Fund (c)	16,196,898	266,762,904
Fidelity Series International Growth Fund (c)	9,945,273	157,035,868
Fidelity Series International Small Cap Fund (c)	2,687,645	43,029,195
Fidelity Series International Value Fund (c)	14,733,155	156,466,111
Fidelity Series Overseas Fund (c)	13,073,677	156,884,122
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $738,063,333)		878,376,546

Bond Funds - 36.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	14,637,693	118,126,186
Fidelity Series Emerging Markets Debt Fund (c)	2,031,185	14,929,209
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	553,336	5,051,953
Fidelity Series Floating Rate High Income Fund (c)	298,473	2,647,459
Fidelity Series High Income Fund (c)	1,835,800	15,016,842
Fidelity Series International Credit Fund (c)	194,970	1,516,867
Fidelity Series International Developed Markets Bond Index Fund (c)	12,972,116	112,727,686
Fidelity Series Investment Grade Bond Fund (c)	62,850,178	634,158,292
Fidelity Series Long-Term Treasury Bond Index Fund (c)	25,289,077	157,045,171
Fidelity Series Real Estate Income Fund (c)	539,428	5,124,568
TOTAL BOND FUNDS (Cost $1,217,406,228)		1,066,344,233

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	5,320,243	5,321,307
Fidelity Series Government Money Market Fund 4.91% (c)(f)	29,369,496	29,369,496
Fidelity Series Short-Term Credit Fund (c)	8,006	77,259
TOTAL SHORT-TERM FUNDS (Cost $34,767,315)		34,768,062

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,782,633,802)	2,930,842,918
NET OTHER ASSETS (LIABILITIES) - 0.0%	(422,439)
NET ASSETS - 100.0%	2,930,420,479

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	568	Jun 2023	65,275,625	1,354,023	1,354,023
CBOT 5-Year U.S. Treasury Note Contracts (United States)	463	Jun 2023	50,702,117	124,116	124,116

TOTAL PURCHASED					1,478,139

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	93	Jun 2023	19,240,538	(1,128,460)	(1,128,460)
ICE E-mini MSCI EAFE Index Contracts (United States)	119	Jun 2023	12,474,175	(99,755)	(99,755)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	545	Jun 2023	27,127,375	(841,114)	(841,114)

TOTAL SOLD					(2,069,329)

TOTAL FUTURES CONTRACTS					(591,190)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,169,314.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	2,651,893	49,707,900	47,038,487	114,220	53	(52)	5,321,307	0.0%
Total	2,651,893	49,707,900	47,038,487	114,220	53	(52)	5,321,307

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	137,793,553	32,042,727	23,166,629	6,313,274	(3,401,678)	(15,813,445)	127,454,528
Fidelity Advisor Series Growth Opportunities Fund	94,502,979	33,684,619	22,392,875	434,981	(5,370,552)	(10,294,050)	90,130,121
Fidelity Advisor Series Small Cap Fund	62,545,241	12,409,675	15,763,570	4,509,629	(1,466,369)	(6,755,972)	50,969,005
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	12,266,170	12,303,137	-	36,967	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	87,808,843	55,587,529	8,871,200	6,610,708	(491,814)	(15,907,172)	118,126,186
Fidelity Series All-Sector Equity Fund	59,102,963	5,057,665	10,768,441	2,726,048	(1,316,774)	(5,999,345)	46,076,068
Fidelity Series Canada Fund	77,307,427	6,979,608	15,987,666	1,878,925	264,850	(9,133,500)	59,430,719
Fidelity Series Commodity Strategy Fund	49,864,325	28,657,864	30,149,669	23,567,578	(6,439,031)	(21,552,307)	20,381,182
Fidelity Series Emerging Markets Debt Fund	16,597,853	2,008,061	1,855,071	868,893	(222,686)	(1,598,948)	14,929,209
Fidelity Series Emerging Markets Debt Local Currency Fund	5,612,058	229,700	813,860	-	(104,566)	128,621	5,051,953
Fidelity Series Emerging Markets Fund	36,715,537	12,757,185	6,711,404	778,320	(925,389)	(3,068,302)	38,767,627
Fidelity Series Emerging Markets Opportunities Fund	330,872,482	44,384,235	74,914,330	6,646,647	(13,873,944)	(19,705,539)	266,762,904
Fidelity Series Floating Rate High Income Fund	3,392,195	297,692	924,273	193,532	(92,038)	(26,117)	2,647,459
Fidelity Series Government Money Market Fund 4.91%	13,551,946	35,018,169	19,200,619	404,900	-	-	29,369,496
Fidelity Series High Income Fund	20,222,174	1,571,148	4,846,359	1,000,242	(532,231)	(1,397,890)	15,016,842
Fidelity Series Inflation-Protected Bond Index Fund	23,061,684	409,266	22,844,923	322,521	521,568	(1,147,595)	-
Fidelity Series International Credit Fund	1,706,551	85,253	-	85,253	-	(274,937)	1,516,867
Fidelity Series International Developed Markets Bond Index Fund	101,923,080	34,828,029	16,325,598	828,592	(1,338,126)	(6,359,699)	112,727,686
Fidelity Series International Growth Fund	176,985,081	24,831,501	36,301,833	5,131,449	(4,889,653)	(3,589,228)	157,035,868
Fidelity Series International Small Cap Fund	48,761,896	4,443,284	4,958,348	2,482,969	(1,003,221)	(4,214,416)	43,029,195
Fidelity Series International Value Fund	179,116,446	25,031,490	41,042,270	5,025,440	47,231	(6,686,786)	156,466,111
Fidelity Series Investment Grade Bond Fund	735,865,825	113,056,336	161,375,152	21,210,523	(12,756,120)	(40,632,597)	634,158,292
Fidelity Series Large Cap Stock Fund	216,826,686	33,221,927	49,585,857	11,935,609	5,274,470	(20,633,824)	185,103,402
Fidelity Series Large Cap Value Index Fund	23,451,357	2,327,446	4,139,713	742,538	725,872	(2,913,852)	19,451,110
Fidelity Series Long-Term Treasury Bond Index Fund	170,410,396	42,872,313	24,691,854	4,309,236	(2,194,085)	(29,351,599)	157,045,171
Fidelity Series Opportunistic Insights Fund	127,346,178	24,163,845	23,058,770	5,047,402	(4,203,221)	(14,337,076)	109,910,956
Fidelity Series Overseas Fund	178,014,643	21,824,136	33,612,465	2,702,449	(3,554,857)	(5,787,335)	156,884,122
Fidelity Series Real Estate Income Fund	12,120,195	1,013,715	6,402,748	766,638	(23,089)	(1,583,505)	5,124,568
Fidelity Series Short-Term Credit Fund	3,396,357	93,963	3,391,036	6,404	(57,196)	35,171	77,259
Fidelity Series Small Cap Opportunities Fund	77,221,382	9,143,802	16,304,421	3,113,508	(1,809,988)	(5,896,035)	62,354,740
Fidelity Series Stock Selector Large Cap Value Fund	138,391,706	22,741,387	30,427,784	8,406,731	1,344,976	(15,634,084)	116,416,201
Fidelity Series Value Discovery Fund	140,961,665	22,322,028	30,975,875	6,403,359	5,621,234	(18,991,602)	118,937,450
	3,351,450,704	665,361,768	754,107,750	134,454,298	(52,229,460)	(289,122,965)	2,921,352,297

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	4,169,314	-	4,169,314	-

Domestic Equity Funds	947,184,763	947,184,763	-	-

International Equity Funds	878,376,546	878,376,546	-	-

Bond Funds	1,066,344,233	1,066,344,233	-	-

Short-Term Funds	34,768,062	34,768,062	-	-
Total Investments in Securities:	2,930,842,918	2,926,673,604	4,169,314	-
Derivative Instruments:

Assets
Futures Contracts	1,478,139	1,478,139	-	-
Total Assets	1,478,139	1,478,139	-	-

Liabilities
Futures Contracts	(2,069,329)	(2,069,329)	-	-
Total Liabilities	(2,069,329)	(2,069,329)	-	-
Total Derivative Instruments:	(591,190)	(591,190)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(2,069,329)
Total Equity Risk	0	(2,069,329)
Interest Rate Risk
Futures Contracts (a)	1,478,139	0
Total Interest Rate Risk	1,478,139	0
Total Value of Derivatives	1,478,139	(2,069,329)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2030 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,168,533)	$4,169,314
Fidelity Central Funds (cost $5,321,307)	5,321,307
Other affiliated issuers (cost $2,773,143,962)	2,921,352,297

Total Investment in Securities (cost $2,782,633,802)		$2,930,842,918
Receivable for investments sold		27,250,893
Receivable for fund shares sold		4,449,931
Distributions receivable from Fidelity Central Funds		24,478
Receivable for daily variation margin on futures contracts		70,265
Total assets		2,962,638,485
Liabilities
Payable for investments purchased	$24,040,875
Payable for fund shares redeemed	6,216,341
Accrued management fee	1,531,157
Distribution and service plan fees payable	429,621
Other payables and accrued expenses	12
Total Liabilities		32,218,006
Net Assets		$2,930,420,479
Net Assets consist of:
Paid in capital		$2,814,416,438
Total accumulated earnings (loss)		116,004,041
Net Assets		$2,930,420,479

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,084,627,908 ÷ 85,882,053 shares) (a)		$12.63
Maximum offering price per share (100/94.25 of $12.63)		$13.40
Class M :
Net Asset Value and redemption price per share ($410,614,433 ÷ 32,813,460 shares) (a)		$12.51
Maximum offering price per share (100/96.50 of $12.51)		$12.96
Class C :
Net Asset Value and offering price per share ($48,559,991 ÷ 3,972,169 shares) (a)		$12.23
Class I :
Net Asset Value , offering price and redemption price per share ($988,412,064 ÷ 77,582,931 shares)		$12.74
Class Z :
Net Asset Value , offering price and redemption price per share ($149,007,548 ÷ 11,826,744 shares)		$12.60
Class Z6 :
Net Asset Value , offering price and redemption price per share ($249,198,535 ÷ 19,673,244 shares)		$12.67
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$92,900,191
Interest		88,925
Income from Fidelity Central Funds		114,220
Total Income		93,103,336
Expenses
Management fee	$18,873,265
Distribution and service plan fees	5,311,438
Independent trustees' fees and expenses	11,014
Total expenses before reductions	24,195,717
Expense reductions	(1,806)
Total expenses after reductions		24,193,911
Net Investment income (loss)		68,909,425
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,976
Fidelity Central Funds	53
Other affiliated issuers	(52,229,460)
Futures contracts	(6,455,420)
Capital gain distributions from underlying funds:
Affiliated issuers	41,554,107
Total net realized gain (loss)		(17,128,744)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	757
Fidelity Central Funds	(52)
Other affiliated issuers	(289,122,965)
Futures contracts	(1,378,030)
Total change in net unrealized appreciation (depreciation)		(290,500,290)
Net gain (loss)		(307,629,034)
Net increase (decrease) in net assets resulting from operations		$(238,719,609)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$68,909,425	$73,606,225
Net realized gain (loss)	(17,128,744)	273,240,703
Change in net unrealized appreciation (depreciation)	(290,500,290)	(300,472,927)
Net increase (decrease) in net assets resulting from operations	(238,719,609)	46,374,001
Distributions to shareholders	(244,439,351)	(325,099,563)
Share transactions - net increase (decrease)	58,979,611	179,328,125
Total increase (decrease) in net assets	(424,179,349)	(99,397,437)

Net Assets
Beginning of period	3,354,599,828	3,453,997,265
End of period	$2,930,420,479	$3,354,599,828

Financial Highlights
Fidelity Advisor Freedom® 2030 Fund Class A

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.75	$16.00	$12.21	$14.01	$14.95
Income from Investment Operations
Net investment income (loss) A,B	.28	.32	.11	.19	.23
Net realized and unrealized gain (loss)	(1.33)	(.09)	4.67	(1.01)	.19
Total from investment operations	(1.05)	.23	4.78	(.82)	.42
Distributions from net investment income	(.28)	(.33)	(.13)	(.19)	(.24)
Distributions from net realized gain	(.79)	(1.15)	(.87)	(.79)	(1.13)
Total distributions	(1.07)	(1.48)	(.99) C	(.98)	(1.36) C
Net asset value, end of period	$12.63	$14.75	$16.00	$12.21	$14.01
Total Return D,E	(6.96)%	1.05%	40.51%	(6.61)%	3.43%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.91%	.92%	.93%	.94%	.94% H
Expenses net of fee waivers, if any	.91%	.92%	.93%	.94%	.94% H
Expenses net of all reductions	.91%	.92%	.93%	.94%	.94% H
Net investment income (loss)	2.25%	1.99%	.75%	1.35%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$1,084,628	$1,246,930	$1,318,549	$1,041,706	$1,279,896
Portfolio turnover rate I	22%	31%	29%	33%	22%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2030 Fund Class M

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.62	$15.88	$12.13	$13.93	$14.88
Income from Investment Operations
Net investment income (loss) A,B	.25	.28	.07	.15	.19
Net realized and unrealized gain (loss)	(1.33)	(.09)	4.64	(1.00)	.19
Total from investment operations	(1.08)	.19	4.71	(.85)	.38
Distributions from net investment income	(.25)	(.30)	(.10)	(.17)	(.21)
Distributions from net realized gain	(.78)	(1.15)	(.86)	(.78)	(1.12)
Total distributions	(1.03)	(1.45)	(.96)	(.95)	(1.33)
Net asset value, end of period	$12.51	$14.62	$15.88	$12.13	$13.93
Total Return C,D	(7.20)%	.81%	40.15%	(6.84)%	3.12%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.16%	1.17%	1.18%	1.19%	1.19% G
Expenses net of fee waivers, if any	1.16%	1.17%	1.18%	1.19%	1.19% G
Expenses net of all reductions	1.16%	1.17%	1.18%	1.19%	1.19% G
Net investment income (loss)	2.00%	1.74%	.50%	1.10%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$410,614	$477,841	$502,610	$391,371	$453,917
Portfolio turnover rate H	22%	31%	29%	33%	22%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2030 Fund Class C

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.32	$15.60	$11.95	$13.75	$14.71
Income from Investment Operations
Net investment income (loss) A,B	.18	.19	- C	.08	.12
Net realized and unrealized gain (loss)	(1.29)	(.08)	4.55	(.98)	.18
Total from investment operations	(1.11)	.11	4.55	(.90)	.30
Distributions from net investment income	(.20)	(.24)	(.05)	(.12)	(.15)
Distributions from net realized gain	(.78)	(1.15)	(.85)	(.78)	(1.11)
Total distributions	(.98)	(1.39)	(.90)	(.90)	(1.26)
Net asset value, end of period	$12.23	$14.32	$15.60	$11.95	$13.75
Total Return D,E	(7.61)%	.30%	39.41%	(7.25)%	2.57%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.66%	1.67%	1.68%	1.69%	1.69% H
Expenses net of fee waivers, if any	1.66%	1.67%	1.68%	1.69%	1.69% H
Expenses net of all reductions	1.66%	1.67%	1.68%	1.69%	1.69% H
Net investment income (loss)	1.50%	1.24%	-% I	.60%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$48,560	$58,820	$69,899	$55,554	$66,505
Portfolio turnover rate J	22%	31%	29%	33%	22%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount represents less than .005%.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2030 Fund Class I

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.87	$16.10	$12.29	$14.09	$15.04
Income from Investment Operations
Net investment income (loss) A,B	.32	.36	.15	.23	.26
Net realized and unrealized gain (loss)	(1.36)	(.08)	4.69	(1.01)	.19
Total from investment operations	(1.04)	.28	4.84	(.78)	.45
Distributions from net investment income	(.30)	(.36)	(.15)	(.22)	(.27)
Distributions from net realized gain	(.80)	(1.15)	(.88)	(.80)	(1.14)
Total distributions	(1.09) C	(1.51)	(1.03)	(1.02)	(1.40) C
Net asset value, end of period	$12.74	$14.87	$16.10	$12.29	$14.09
Total Return D	(6.75)%	1.37%	40.77%	(6.32)%	3.65%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.66%	.67%	.68%	.69%	.69% G
Expenses net of fee waivers, if any	.66%	.67%	.68%	.69%	.69% G
Expenses net of all reductions	.66%	.67%	.68%	.69%	.69% G
Net investment income (loss)	2.50%	2.24%	1.00%	1.60%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$988,412	$1,242,060	$1,325,192	$984,341	$1,108,684
Portfolio turnover rate H	22%	31%	29%	33%	22%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2030 Fund Class Z

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$14.73	$15.98	$12.20	$14.03	$14.99
Income from Investment Operations
Net investment income (loss) B,C	.32	.37	.16	.24	.04
Net realized and unrealized gain (loss)	(1.33)	(.09)	4.67	(1.01)	(.15)
Total from investment operations	(1.01)	.28	4.83	(.77)	(.11)
Distributions from net investment income	(.32)	(.38)	(.17)	(.25)	(.33)
Distributions from net realized gain	(.81)	(1.15)	(.88)	(.82)	(.53)
Total distributions	(1.12) D	(1.53)	(1.05)	(1.06) D	(.85) D
Net asset value, end of period	$12.60	$14.73	$15.98	$12.20	$14.03
Total Return E,F	(6.61)%	1.37%	41.01%	(6.28)%	(.09)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.57%	.58%	.59%	.60% I	.60% J
Expenses net of fee waivers, if any	.57%	.58%	.59%	.60% I	.60% J
Expenses net of all reductions	.57%	.58%	.59%	.60% I	.60% J
Net investment income (loss)	2.59%	2.33%	1.09%	1.69%	.65% J
Supplemental Data
Net assets, end of period (000 omitted)	$149,008	$102,337	$63,499	$38,041	$2,948
Portfolio turnover rate K	22%	31%	29%	33%	22%

A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2030 Fund Class Z6

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.80	$16.03	$12.24	$14.05	$15.03
Income from Investment Operations
Net investment income (loss) A,B	.34	.39	.18	.26	.29
Net realized and unrealized gain (loss)	(1.34)	(.08)	4.68	(1.01)	.19
Total from investment operations	(1.00)	.31	4.86	(.75)	.48
Distributions from net investment income	(.32)	(.39)	(.19)	(.25)	(.30)
Distributions from net realized gain	(.81)	(1.15)	(.88)	(.81)	(1.15)
Total distributions	(1.13)	(1.54)	(1.07)	(1.06)	(1.46) C
Net asset value, end of period	$12.67	$14.80	$16.03	$12.24	$14.05
Total Return D,E	(6.51)%	1.56%	41.14%	(6.16)%	3.84%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.45%	.46%	.46%	.47%	.47%
Expenses net of fee waivers, if any	.45%	.46%	.46%	.47%	.47%
Expenses net of all reductions	.45%	.46%	.46%	.47%	.47%
Net investment income (loss)	2.71%	2.45%	1.22%	1.82%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$249,199	$226,612	$174,248	$83,686	$60,480
Portfolio turnover rate H	22%	31%	29%	33%	22%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2035 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	13.4
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Large Cap Stock Fund	7.9
Fidelity Series International Growth Fund	6.4
Fidelity Series Overseas Fund	6.4
Fidelity Series International Value Fund	6.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.8
Fidelity Advisor Series Equity Growth Fund	5.4
Fidelity Series Value Discovery Fund	5.1
Fidelity Series Stock Selector Large Cap Value Fund	4.9
72.0

Asset Allocation (% of Fund's net assets)

Futures - 1.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2035 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.44% to 4.79% 4/6/23 to 6/1/23 (b) (Cost $3,693,359)	3,710,000	3,694,199

Domestic Equity Funds - 40.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	10,718,752	141,701,900
Fidelity Advisor Series Growth Opportunities Fund (c)	9,960,842	100,206,067
Fidelity Advisor Series Small Cap Fund (c)	5,110,251	56,877,088
Fidelity Series All-Sector Equity Fund (c)	5,426,526	51,226,404
Fidelity Series Commodity Strategy Fund (c)	183,004	18,197,871
Fidelity Series Large Cap Stock Fund (c)	11,671,518	206,002,295
Fidelity Series Large Cap Value Index Fund (c)	1,570,912	21,835,683
Fidelity Series Opportunistic Insights Fund (c)	7,838,065	122,195,428
Fidelity Series Small Cap Opportunities Fund (c)	5,681,002	69,535,469
Fidelity Series Stock Selector Large Cap Value Fund (c)	10,767,289	129,638,155
Fidelity Series Value Discovery Fund (c)	9,197,225	132,440,036
TOTAL DOMESTIC EQUITY FUNDS (Cost $883,707,959)		1,049,856,396

International Equity Funds - 35.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,596,865	63,160,919
Fidelity Series Emerging Markets Fund (c)	4,765,641	38,887,633
Fidelity Series Emerging Markets Opportunities Fund (c)	16,497,027	271,706,029
Fidelity Series International Growth Fund (c)	10,569,704	166,895,618
Fidelity Series International Small Cap Fund (c)	2,876,555	46,053,645
Fidelity Series International Value Fund (c)	15,627,580	165,964,897
Fidelity Series Overseas Fund (c)	13,894,251	166,731,014
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $792,231,108)		919,399,755

Bond Funds - 23.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	294,721	2,378,395
Fidelity Series Emerging Markets Debt Fund (c)	1,787,111	13,135,269
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	491,174	4,484,414
Fidelity Series Floating Rate High Income Fund (c)	225,444	1,999,687
Fidelity Series High Income Fund (c)	1,612,722	13,192,063
Fidelity Series International Credit Fund (c)	153,902	1,197,358
Fidelity Series International Developed Markets Bond Index Fund (c)	7,832,072	68,060,702
Fidelity Series Investment Grade Bond Fund (c)	34,802,136	351,153,554
Fidelity Series Long-Term Treasury Bond Index Fund (c)	24,263,978	150,679,302
Fidelity Series Real Estate Income Fund (c)	476,307	4,524,919
TOTAL BOND FUNDS (Cost $701,994,570)		610,805,663

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	4,870,113	4,871,087
Fidelity Series Government Money Market Fund 4.91% (c)(f)	26,876,550	26,876,550
Fidelity Series Short-Term Credit Fund (c)	9,055	87,383
TOTAL SHORT-TERM FUNDS (Cost $31,834,221)		31,835,020

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,413,461,217)	2,615,591,033
NET OTHER ASSETS (LIABILITIES) - 0.0%	(344,828)
NET ASSETS - 100.0%	2,615,246,205

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	506	Jun 2023	58,150,469	1,211,409	1,211,409
CBOT 5-Year U.S. Treasury Note Contracts (United States)	413	Jun 2023	45,226,727	112,313	112,313

TOTAL PURCHASED					1,323,722

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	87	Jun 2023	17,999,213	(934,578)	(934,578)
ICE E-mini MSCI EAFE Index Contracts (United States)	105	Jun 2023	11,006,625	(99,198)	(99,198)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	501	Jun 2023	24,937,275	(762,115)	(762,115)

TOTAL SOLD					(1,795,891)

TOTAL FUTURES CONTRACTS					(472,169)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,694,199.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	2,329,769	43,445,463	40,904,146	103,646	47	(46)	4,871,087	0.0%
Total	2,329,769	43,445,463	40,904,146	103,646	47	(46)	4,871,087

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	154,955,626	33,365,458	24,932,675	7,046,832	(3,990,779)	(17,695,730)	141,701,900
Fidelity Advisor Series Growth Opportunities Fund	106,276,427	34,577,370	22,875,256	485,972	(7,332,212)	(10,440,262)	100,206,067
Fidelity Advisor Series Small Cap Fund	70,335,305	12,663,744	16,841,687	5,007,038	(1,729,189)	(7,551,085)	56,877,088
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,943,906	258,514	374,925	144,850	(35,933)	(413,167)	2,378,395
Fidelity Series All-Sector Equity Fund	66,465,075	5,395,096	12,396,953	3,029,606	(1,778,881)	(6,457,933)	51,226,404
Fidelity Series Canada Fund	82,926,364	7,802,101	18,037,894	1,998,616	448,191	(9,977,843)	63,160,919
Fidelity Series Commodity Strategy Fund	44,072,423	25,542,707	26,816,547	20,675,172	(5,406,335)	(19,194,377)	18,197,871
Fidelity Series Emerging Markets Debt Fund	14,487,192	1,756,983	1,515,550	761,787	(189,755)	(1,403,601)	13,135,269
Fidelity Series Emerging Markets Debt Local Currency Fund	4,911,448	215,783	662,744	-	(89,864)	109,791	4,484,414
Fidelity Series Emerging Markets Fund	37,314,196	12,416,971	6,810,881	785,567	(887,098)	(3,145,555)	38,887,633
Fidelity Series Emerging Markets Opportunities Fund	336,289,152	42,152,856	72,784,358	6,722,163	(12,957,065)	(20,994,556)	271,706,029
Fidelity Series Floating Rate High Income Fund	2,968,808	465,611	1,324,316	155,867	(150,331)	39,915	1,999,687
Fidelity Series Government Money Market Fund 4.91%	-	32,084,542	5,207,992	348,643	-	-	26,876,550
Fidelity Series High Income Fund	17,837,167	1,493,819	4,436,849	876,722	(495,574)	(1,206,500)	13,192,063
Fidelity Series International Credit Fund	1,347,087	67,296	-	67,296	-	(217,025)	1,197,358
Fidelity Series International Developed Markets Bond Index Fund	49,445,166	28,387,917	5,975,483	457,448	(323,817)	(3,473,081)	68,060,702
Fidelity Series International Growth Fund	189,699,394	24,284,631	37,871,602	5,454,389	(4,795,851)	(4,420,954)	166,895,618
Fidelity Series International Small Cap Fund	52,175,215	4,574,553	5,066,519	2,617,054	(1,114,492)	(4,515,112)	46,053,645
Fidelity Series International Value Fund	191,587,475	24,425,998	42,706,301	5,341,640	184,132	(7,526,407)	165,964,897
Fidelity Series Investment Grade Bond Fund	349,692,135	100,697,137	74,479,017	10,623,846	(4,896,627)	(19,860,074)	351,153,554
Fidelity Series Large Cap Stock Fund	243,838,851	33,061,961	53,297,160	13,254,688	4,817,372	(22,418,729)	206,002,295
Fidelity Series Large Cap Value Index Fund	26,373,112	2,410,306	4,481,118	825,088	882,651	(3,349,268)	21,835,683
Fidelity Series Long-Term Treasury Bond Index Fund	157,411,797	45,604,476	23,274,793	4,039,945	(2,374,105)	(26,688,073)	150,679,302
Fidelity Series Opportunistic Insights Fund	143,210,611	24,584,636	24,628,898	5,633,321	(5,090,600)	(15,880,321)	122,195,428
Fidelity Series Overseas Fund	190,746,630	19,887,396	33,789,919	2,872,527	(3,061,828)	(7,051,265)	166,731,014
Fidelity Series Real Estate Income Fund	10,601,801	941,948	5,602,102	665,580	(374,210)	(1,042,518)	4,524,919
Fidelity Series Short-Term Credit Fund	-	86,584	-	462	-	799	87,383
Fidelity Series Small Cap Opportunities Fund	86,839,117	10,602,306	19,241,175	3,450,698	(2,090,147)	(6,574,632)	69,535,469
Fidelity Series Stock Selector Large Cap Value Fund	155,630,044	23,352,608	33,200,253	9,363,866	831,221	(16,975,465)	129,638,155
Fidelity Series Value Discovery Fund	158,522,424	24,241,738	35,247,380	7,114,861	5,085,300	(20,162,046)	132,440,036
	2,948,903,948	577,403,046	613,880,347	119,821,544	(46,915,826)	(258,485,074)	2,607,025,747

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	3,694,199	-	3,694,199	-

Domestic Equity Funds	1,049,856,396	1,049,856,396	-	-

International Equity Funds	919,399,755	919,399,755	-	-

Bond Funds	610,805,663	610,805,663	-	-

Short-Term Funds	31,835,020	31,835,020	-	-
Total Investments in Securities:	2,615,591,033	2,611,896,834	3,694,199	-
Derivative Instruments:

Assets
Futures Contracts	1,323,722	1,323,722	-	-
Total Assets	1,323,722	1,323,722	-	-

Liabilities
Futures Contracts	(1,795,891)	(1,795,891)	-	-
Total Liabilities	(1,795,891)	(1,795,891)	-	-
Total Derivative Instruments:	(472,169)	(472,169)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,795,891)
Total Equity Risk	0	(1,795,891)
Interest Rate Risk
Futures Contracts (a)	1,323,722	0
Total Interest Rate Risk	1,323,722	0
Total Value of Derivatives	1,323,722	(1,795,891)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2035 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,693,359)	$3,694,199
Fidelity Central Funds (cost $4,871,087)	4,871,087
Other affiliated issuers (cost $2,404,896,771)	2,607,025,747

Total Investment in Securities (cost $2,413,461,217)		$2,615,591,033
Receivable for investments sold		29,337,482
Receivable for fund shares sold		3,565,729
Distributions receivable from Fidelity Central Funds		21,897
Receivable for daily variation margin on futures contracts		78,840
Total assets		2,648,594,981
Liabilities
Payable for investments purchased	$28,476,798
Payable for fund shares redeemed	3,056,318
Accrued management fee	1,442,357
Distribution and service plan fees payable	373,303
Total Liabilities		33,348,776
Net Assets		$2,615,246,205
Net Assets consist of:
Paid in capital		$2,435,182,911
Total accumulated earnings (loss)		180,063,294
Net Assets		$2,615,246,205

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($929,561,354 ÷ 73,633,136 shares) (a)		$12.62
Maximum offering price per share (100/94.25 of $12.62)		$13.39
Class M :
Net Asset Value and redemption price per share ($371,256,767 ÷ 29,933,419 shares) (a)		$12.40
Maximum offering price per share (100/96.50 of $12.40)		$12.85
Class C :
Net Asset Value and offering price per share ($39,813,093 ÷ 3,316,642 shares) (a)		$12.00
Class I :
Net Asset Value , offering price and redemption price per share ($901,366,776 ÷ 70,522,327 shares)		$12.78
Class Z :
Net Asset Value , offering price and redemption price per share ($129,099,772 ÷ 10,218,581 shares)		$12.63
Class Z6 :
Net Asset Value , offering price and redemption price per share ($244,148,443 ÷ 19,157,989 shares)		$12.74
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$73,932,541
Interest		80,250
Income from Fidelity Central Funds		103,646
Total Income		74,116,437
Expenses
Management fee	$17,611,993
Distribution and service plan fees	4,532,315
Independent trustees' fees and expenses	9,686
Total expenses before reductions	22,153,994
Expense reductions	(1,966)
Total expenses after reductions		22,152,028
Net Investment income (loss)		51,964,409
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,882
Fidelity Central Funds	47
Other affiliated issuers	(46,915,826)
Futures contracts	(6,061,239)
Capital gain distributions from underlying funds:
Affiliated issuers	45,889,003
Total net realized gain (loss)		(7,086,133)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	801
Fidelity Central Funds	(46)
Other affiliated issuers	(258,485,074)
Futures contracts	(820,450)
Total change in net unrealized appreciation (depreciation)		(259,304,769)
Net gain (loss)		(266,390,902)
Net increase (decrease) in net assets resulting from operations		$(214,426,493)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,964,409	$60,918,099
Net realized gain (loss)	(7,086,133)	271,127,302
Change in net unrealized appreciation (depreciation)	(259,304,769)	(265,711,633)
Net increase (decrease) in net assets resulting from operations	(214,426,493)	66,333,768
Distributions to shareholders	(235,381,289)	(284,614,476)
Share transactions - net increase (decrease)	113,405,062	195,925,285
Total increase (decrease) in net assets	(336,402,720)	(22,355,423)

Net Assets
Beginning of period	2,951,648,925	2,974,004,348
End of period	$2,615,246,205	$2,951,648,925

Financial Highlights
Fidelity Advisor Freedom® 2035 Fund Class A

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.90	$16.02	$11.46	$13.58	$14.65
Income from Investment Operations
Net investment income (loss) A,B	.24	.30	.10	.17	.20
Net realized and unrealized gain (loss)	(1.35)	.07	5.39	(1.28)	.16
Total from investment operations	(1.11)	.37	5.49	(1.11)	.36
Distributions from net investment income	(.24)	(.30) C	(.12)	(.17)	(.22)
Distributions from net realized gain	(.93)	(1.20) C	(.81)	(.85)	(1.22)
Total distributions	(1.17)	(1.49) D	(.93)	(1.01) D	(1.43) D
Net asset value, end of period	$12.62	$14.90	$16.02	$11.46	$13.58
Total Return E,F	(7.18)%	1.95%	49.73%	(9.15)%	3.19%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.95%	.96%	.97%	.98%	.99%
Expenses net of fee waivers, if any	.95%	.96%	.97%	.98%	.99%
Expenses net of all reductions	.95%	.96%	.97%	.98%	.99%
Net investment income (loss)	1.90%	1.87%	.69%	1.23%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$929,561	$1,068,426	$1,122,730	$824,792	$1,026,416
Portfolio turnover rate I	22%	27%	27%	33%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2035 Fund Class M

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.67	$15.80	$11.33	$13.44	$14.53
Income from Investment Operations
Net investment income (loss) A,B	.20	.26	.06	.13	.16
Net realized and unrealized gain (loss)	(1.32)	.08	5.31	(1.26)	.16
Total from investment operations	(1.12)	.34	5.37	(1.13)	.32
Distributions from net investment income	(.22)	(.27) C	(.09)	(.14)	(.19)
Distributions from net realized gain	(.93)	(1.20) C	(.81)	(.84)	(1.22)
Total distributions	(1.15)	(1.47)	(.90)	(.98)	(1.41)
Net asset value, end of period	$12.40	$14.67	$15.80	$11.33	$13.44
Total Return D,E	(7.40)%	1.73%	49.26%	(9.36)%	2.89%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.20%	1.21%	1.22%	1.23%	1.24%
Expenses net of fee waivers, if any	1.20%	1.21%	1.22%	1.23%	1.24%
Expenses net of all reductions	1.20%	1.21%	1.22%	1.23%	1.24%
Net investment income (loss)	1.65%	1.62%	.44%	.98%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$371,257	$408,691	$425,013	$310,544	$366,074
Portfolio turnover rate H	22%	27%	27%	33%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2035 Fund Class C

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.26	$15.42	$11.09	$13.20	$14.29
Income from Investment Operations
Net investment income (loss) A,B	.14	.17	(.01)	.06	.09
Net realized and unrealized gain (loss)	(1.29)	.07	5.20	(1.23)	.17
Total from investment operations	(1.15)	.24	5.19	(1.17)	.26
Distributions from net investment income	(.18)	(.21) C	(.05)	(.10)	(.13)
Distributions from net realized gain	(.93)	(1.20) C	(.81)	(.84)	(1.22)
Total distributions	(1.11)	(1.40) D	(.86)	(.94)	(1.35)
Net asset value, end of period	$12.00	$14.26	$15.42	$11.09	$13.20
Total Return E,F	(7.86)%	1.18%	48.61%	(9.84)%	2.39%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.70%	1.71%	1.72%	1.73%	1.73% I
Expenses net of fee waivers, if any	1.70%	1.71%	1.72%	1.73%	1.73% I
Expenses net of all reductions	1.70%	1.71%	1.72%	1.73%	1.73% I
Net investment income (loss)	1.15%	1.12%	(.06)%	.48%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$39,813	$45,937	$53,192	$37,642	$44,302
Portfolio turnover rate J	22%	27%	27%	33%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2035 Fund Class I

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.07	$16.17	$11.56	$13.69	$14.75
Income from Investment Operations
Net investment income (loss) A,B	.27	.34	.13	.20	.23
Net realized and unrealized gain (loss)	(1.36)	.09	5.44	(1.28)	.17
Total from investment operations	(1.09)	.43	5.57	(1.08)	.40
Distributions from net investment income	(.26)	(.33) C	(.14)	(.20)	(.25)
Distributions from net realized gain	(.94)	(1.20) C	(.81)	(.85)	(1.22)
Total distributions	(1.20)	(1.53)	(.96) D	(1.05)	(1.46) D
Net asset value, end of period	$12.78	$15.07	$16.17	$11.56	$13.69
Total Return E	(6.94)%	2.25%	49.99%	(8.91)%	3.47%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70%	.71%	.72%	.73%	.74%
Expenses net of fee waivers, if any	.70%	.71%	.72%	.73%	.74%
Expenses net of all reductions	.70%	.71%	.72%	.73%	.74%
Net investment income (loss)	2.15%	2.12%	.94%	1.48%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$901,367	$1,109,011	$1,169,461	$808,586	$907,369
Portfolio turnover rate H	22%	27%	27%	33%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2035 Fund Class Z

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$14.93	$16.04	$11.47	$13.63	$14.78
Income from Investment Operations
Net investment income (loss) B,C	.28	.36	.15	.21	.07
Net realized and unrealized gain (loss)	(1.35)	.08	5.39	(1.27)	(.32)
Total from investment operations	(1.07)	.44	5.54	(1.06)	(.25)
Distributions from net investment income	(.28)	(.35) D	(.16)	(.22)	(.31)
Distributions from net realized gain	(.95)	(1.20) D	(.81)	(.88)	(.59)
Total distributions	(1.23)	(1.55)	(.97)	(1.10)	(.90)
Net asset value, end of period	$12.63	$14.93	$16.04	$11.47	$13.63
Total Return E,F	(6.87)%	2.35%	50.19%	(8.87)%	(.96)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.61%	.61%	.62%	.63%	.63% I,J
Expenses net of fee waivers, if any	.61%	.61%	.62%	.63%	.63% I,J
Expenses net of all reductions	.61%	.61%	.62%	.63%	.63% I,J
Net investment income (loss)	2.25%	2.22%	1.04%	1.58%	1.01% I
Supplemental Data
Net assets, end of period (000 omitted)	$129,100	$97,458	$53,381	$27,968	$2,821
Portfolio turnover rate K	22%	27%	27%	33%	23%

A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2035 Fund Class Z6

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.04	$16.14	$11.53	$13.67	$14.75
Income from Investment Operations
Net investment income (loss) A,B	.30	.38	.17	.23	.26
Net realized and unrealized gain (loss)	(1.36)	.08	5.43	(1.28)	.16
Total from investment operations	(1.06)	.46	5.60	(1.05)	.42
Distributions from net investment income	(.29)	(.37) C	(.17)	(.23)	(.29)
Distributions from net realized gain	(.95)	(1.20) C	(.81)	(.86)	(1.22)
Total distributions	(1.24)	(1.56) D	(.99) D	(1.09)	(1.50) D
Net asset value, end of period	$12.74	$15.04	$16.14	$11.53	$13.67
Total Return E,F	(6.73)%	2.48%	50.43%	(8.74)%	3.65%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.47%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.47%	.48%	.48%	.49%	.49%
Expenses net of all reductions	.47%	.48%	.48%	.49%	.49%
Net investment income (loss)	2.38%	2.35%	1.18%	1.73%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$244,148	$222,126	$150,227	$63,792	$45,355
Portfolio turnover rate I	22%	27%	27%	33%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2040 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	11.7
Fidelity Series Large Cap Stock Fund	9.5
Fidelity Series International Growth Fund	7.4
Fidelity Series Overseas Fund	7.4
Fidelity Series International Value Fund	7.4
Fidelity Advisor Series Equity Growth Fund	6.5
Fidelity Series Value Discovery Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	6.0
Fidelity Series Long-Term Treasury Bond Index Fund	5.8
Fidelity Series Opportunistic Insights Fund	5.6
73.4

Asset Allocation (% of Fund's net assets)

Futures - 1.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2040 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.44% to 4.79% 4/6/23 to 6/1/23 (b) (Cost $3,308,814)	3,320,000	3,309,747

Domestic Equity Funds - 48.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	11,655,225	154,082,070
Fidelity Advisor Series Growth Opportunities Fund (c)	10,831,113	108,961,000
Fidelity Advisor Series Small Cap Fund (c)	5,561,983	61,904,865
Fidelity Series All-Sector Equity Fund (c)	5,900,622	55,701,871
Fidelity Series Commodity Strategy Fund (c)	166,997	16,606,223
Fidelity Series Large Cap Stock Fund (c)	12,694,492	224,057,790
Fidelity Series Large Cap Value Index Fund (c)	1,712,355	23,801,739
Fidelity Series Opportunistic Insights Fund (c)	8,522,823	132,870,816
Fidelity Series Small Cap Opportunities Fund (c)	6,182,115	75,669,093
Fidelity Series Stock Selector Large Cap Value Fund (c)	11,712,808	141,022,204
Fidelity Series Value Discovery Fund (c)	10,004,767	144,068,648
TOTAL DOMESTIC EQUITY FUNDS (Cost $979,913,752)		1,138,746,319

International Equity Funds - 40.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,840,392	66,506,980
Fidelity Series Emerging Markets Fund (c)	4,855,849	39,623,726
Fidelity Series Emerging Markets Opportunities Fund (c)	16,764,159	276,105,709
Fidelity Series International Growth Fund (c)	11,129,509	175,734,942
Fidelity Series International Small Cap Fund (c)	3,008,337	48,163,483
Fidelity Series International Value Fund (c)	16,486,100	175,082,386
Fidelity Series Overseas Fund (c)	14,630,173	175,562,082
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $834,524,648)		956,779,308

Bond Funds - 10.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	264,626	2,135,528
Fidelity Series Emerging Markets Debt Fund (c)	1,594,553	11,719,965
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	438,265	4,001,355
Fidelity Series Floating Rate High Income Fund (c)	240,673	2,134,765
Fidelity Series High Income Fund (c)	1,447,829	11,843,238
Fidelity Series International Credit Fund (c)	140,166	1,090,491
Fidelity Series International Developed Markets Bond Index Fund (c)	1,171,625	10,181,417
Fidelity Series Investment Grade Bond Fund (c)	5,659,666	57,106,029
Fidelity Series Long-Term Treasury Bond Index Fund (c)	21,971,465	136,442,796
Fidelity Series Real Estate Income Fund (c)	418,502	3,975,769
TOTAL BOND FUNDS (Cost $285,073,882)		240,631,353

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	4,642,766	4,643,694
Fidelity Series Government Money Market Fund 4.91% (c)(f)	24,389,496	24,389,496
Fidelity Series Short-Term Credit Fund (c)	7,954	76,752
TOTAL SHORT-TERM FUNDS (Cost $29,109,362)		29,109,942

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,131,930,458)	2,368,576,669
NET OTHER ASSETS (LIABILITIES) - 0.0%	(308,886)
NET ASSETS - 100.0%	2,368,267,783

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	458	Jun 2023	52,634,219	1,098,104	1,098,104
CBOT 5-Year U.S. Treasury Note Contracts (United States)	374	Jun 2023	40,955,922	100,653	100,653

TOTAL PURCHASED					1,198,757

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	80	Jun 2023	16,551,000	(776,993)	(776,993)
ICE E-mini MSCI EAFE Index Contracts (United States)	94	Jun 2023	9,853,550	(86,676)	(86,676)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	473	Jun 2023	23,543,575	(712,628)	(712,628)

TOTAL SOLD					(1,576,297)

TOTAL FUTURES CONTRACTS					(377,540)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,309,747.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	2,038,184	39,679,885	37,074,375	98,850	7	(7)	4,643,694	0.0%
Total	2,038,184	39,679,885	37,074,375	98,850	7	(7)	4,643,694

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	165,373,731	37,479,486	25,322,431	7,682,657	(3,649,788)	(19,798,928)	154,082,070
Fidelity Advisor Series Growth Opportunities Fund	113,426,978	35,988,612	21,297,200	531,010	(8,115,901)	(11,041,489)	108,961,000
Fidelity Advisor Series Small Cap Fund	75,062,505	13,621,584	16,741,281	5,413,860	(1,892,657)	(8,145,286)	61,904,865
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,674,746	237,679	369,991	130,590	(34,781)	(372,125)	2,135,528
Fidelity Series All-Sector Equity Fund	70,935,366	6,005,110	12,358,249	3,284,785	(2,003,755)	(6,876,601)	55,701,871
Fidelity Series Canada Fund	86,333,631	8,742,068	18,604,716	2,100,858	38,326	(10,002,329)	66,506,980
Fidelity Series Commodity Strategy Fund	39,848,462	23,162,757	24,323,792	18,575,736	(4,523,803)	(17,557,401)	16,606,223
Fidelity Series Emerging Markets Debt Fund	13,057,426	1,491,179	1,386,114	683,307	(166,988)	(1,275,538)	11,719,965
Fidelity Series Emerging Markets Debt Local Currency Fund	4,427,308	196,395	636,010	-	(81,781)	95,443	4,001,355
Fidelity Series Emerging Markets Fund	36,684,889	13,705,311	6,787,285	795,379	(1,027,196)	(2,951,993)	39,623,726
Fidelity Series Emerging Markets Opportunities Fund	337,566,672	44,959,142	72,348,813	6,827,168	(11,214,166)	(22,857,126)	276,105,709
Fidelity Series Floating Rate High Income Fund	2,675,897	261,154	707,931	154,070	(69,418)	(24,937)	2,134,765
Fidelity Series Government Money Market Fund 4.91%	-	28,822,589	4,433,093	317,216	-	-	24,389,496
Fidelity Series High Income Fund	16,195,054	1,435,162	4,243,627	783,387	(509,735)	(1,033,616)	11,843,238
Fidelity Series International Credit Fund	1,226,857	61,289	-	61,289	-	(197,655)	1,090,491
Fidelity Series International Developed Markets Bond Index Fund	638,901	10,295,031	677,177	39,204	(37,008)	(38,330)	10,181,417
Fidelity Series International Growth Fund	197,225,844	25,911,269	37,507,228	5,728,762	(5,553,298)	(4,341,645)	175,734,942
Fidelity Series International Small Cap Fund	53,991,986	5,021,122	4,987,901	2,724,982	(1,049,653)	(4,812,071)	48,163,483
Fidelity Series International Value Fund	199,176,336	25,739,191	42,457,880	5,610,408	(339,481)	(7,035,780)	175,082,386
Fidelity Series Investment Grade Bond Fund	34,677,953	37,689,827	13,215,200	1,208,201	(1,026,715)	(1,019,836)	57,106,029
Fidelity Series Large Cap Stock Fund	260,244,135	34,796,936	52,049,351	14,119,519	3,091,500	(22,025,430)	224,057,790
Fidelity Series Large Cap Value Index Fund	28,147,463	2,865,064	4,532,822	889,773	801,711	(3,479,677)	23,801,739
Fidelity Series Long-Term Treasury Bond Index Fund	143,309,882	41,965,817	22,616,314	3,641,729	(3,363,278)	(22,853,311)	136,442,796
Fidelity Series Opportunistic Insights Fund	152,844,704	26,345,418	23,767,596	6,104,641	(4,437,763)	(18,113,947)	132,870,816
Fidelity Series Overseas Fund	198,300,462	20,505,606	32,767,396	3,017,019	(3,262,645)	(7,213,945)	175,562,082
Fidelity Series Real Estate Income Fund	9,558,193	851,184	5,171,486	592,447	(343,992)	(918,130)	3,975,769
Fidelity Series Short-Term Credit Fund	-	76,172	-	360	-	580	76,752
Fidelity Series Small Cap Opportunities Fund	92,677,106	11,494,087	19,232,878	3,690,698	(2,161,302)	(7,107,920)	75,669,093
Fidelity Series Stock Selector Large Cap Value Fund	166,096,507	24,767,775	32,333,238	10,115,660	(181,319)	(17,327,521)	141,022,204
Fidelity Series Value Discovery Fund	169,187,107	26,405,867	35,113,569	7,706,801	4,002,608	(20,413,365)	144,068,648
	2,671,566,101	510,899,883	535,990,569	112,531,516	(47,112,278)	(238,739,909)	2,360,623,228

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	3,309,747	-	3,309,747	-

Domestic Equity Funds	1,138,746,319	1,138,746,319	-	-

International Equity Funds	956,779,308	956,779,308	-	-

Bond Funds	240,631,353	240,631,353	-	-

Short-Term Funds	29,109,942	29,109,942	-	-
Total Investments in Securities:	2,368,576,669	2,365,266,922	3,309,747	-
Derivative Instruments:

Assets
Futures Contracts	1,198,757	1,198,757	-	-
Total Assets	1,198,757	1,198,757	-	-

Liabilities
Futures Contracts	(1,576,297)	(1,576,297)	-	-
Total Liabilities	(1,576,297)	(1,576,297)	-	-
Total Derivative Instruments:	(377,540)	(377,540)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,576,297)
Total Equity Risk	0	(1,576,297)
Interest Rate Risk
Futures Contracts (a)	1,198,757	0
Total Interest Rate Risk	1,198,757	0
Total Value of Derivatives	1,198,757	(1,576,297)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2040 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,308,814)	$3,309,747
Fidelity Central Funds (cost $4,643,694)	4,643,694
Other affiliated issuers (cost $2,123,977,950)	2,360,623,228

Total Investment in Securities (cost $2,131,930,458)		$2,368,576,669
Receivable for investments sold		31,405,089
Receivable for fund shares sold		3,140,683
Distributions receivable from Fidelity Central Funds		20,595
Receivable for daily variation margin on futures contracts		90,763
Total assets		2,403,233,799
Liabilities
Payable for investments purchased	$28,523,621
Payable for fund shares redeemed	4,719,166
Accrued management fee	1,380,336
Distribution and service plan fees payable	342,868
Other payables and accrued expenses	25
Total Liabilities		34,966,016
Net Assets		$2,368,267,783
Net Assets consist of:
Paid in capital		$2,152,486,884
Total accumulated earnings (loss)		215,780,899
Net Assets		$2,368,267,783

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($850,227,689 ÷ 61,981,938 shares) (a)		$13.72
Maximum offering price per share (100/94.25 of $13.72)		$14.56
Class M :
Net Asset Value and redemption price per share ($343,213,307 ÷ 25,282,583 shares) (a)		$13.58
Maximum offering price per share (100/96.50 of $13.58)		$14.07
Class C :
Net Asset Value and offering price per share ($36,592,079 ÷ 2,793,378 shares) (a)		$13.10
Class I :
Net Asset Value , offering price and redemption price per share ($801,257,106 ÷ 57,750,320 shares)		$13.87
Class Z :
Net Asset Value , offering price and redemption price per share ($109,386,051 ÷ 7,981,626 shares)		$13.70
Class Z6 :
Net Asset Value , offering price and redemption price per share ($227,591,551 ÷ 16,467,118 shares)		$13.82
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$63,282,604
Interest		74,308
Income from Fidelity Central Funds		98,850
Total Income		63,455,762
Expenses
Management fee	$16,830,227
Distribution and service plan fees	4,153,602
Independent trustees' fees and expenses	8,730
Total expenses before reductions	20,992,559
Expense reductions	(1,295)
Total expenses after reductions		20,991,264
Net Investment income (loss)		42,464,498
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,227
Fidelity Central Funds	7
Other affiliated issuers	(47,112,278)
Futures contracts	(5,565,815)
Capital gain distributions from underlying funds:
Affiliated issuers	49,248,912
Total net realized gain (loss)		(3,427,947)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	913
Fidelity Central Funds	(7)
Other affiliated issuers	(238,739,909)
Futures contracts	(408,763)
Total change in net unrealized appreciation (depreciation)		(239,147,766)
Net gain (loss)		(242,575,713)
Net increase (decrease) in net assets resulting from operations		$(200,111,215)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,464,498	$53,670,748
Net realized gain (loss)	(3,427,947)	272,405,558
Change in net unrealized appreciation (depreciation)	(239,147,766)	(245,280,331)
Net increase (decrease) in net assets resulting from operations	(200,111,215)	80,795,975
Distributions to shareholders	(231,625,958)	(269,416,376)
Share transactions - net increase (decrease)	125,908,837	172,603,391
Total increase (decrease) in net assets	(305,828,336)	(16,017,010)

Net Assets
Beginning of period	2,674,096,119	2,690,113,129
End of period	$2,368,267,783	$2,674,096,119

Financial Highlights
Fidelity Advisor Freedom® 2040 Fund Class A

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.37	$17.54	$12.08	$14.52	$15.69
Income from Investment Operations
Net investment income (loss) A,B	.23	.32	.09	.17	.21
Net realized and unrealized gain (loss)	(1.48)	.23	6.34	(1.55)	.15
Total from investment operations	(1.25)	.55	6.43	(1.38)	.36
Distributions from net investment income	(.23)	(.34)	(.11)	(.17)	(.23)
Distributions from net realized gain	(1.17)	(1.38)	(.85)	(.88)	(1.31)
Total distributions	(1.40)	(1.72)	(.97) C	(1.06) C	(1.53) C
Net asset value, end of period	$13.72	$16.37	$17.54	$12.08	$14.52
Total Return D,E	(7.31)%	2.74%	55.32%	(10.59)%	3.04%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	.99% H
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	.99% H
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	.99% H
Net investment income (loss)	1.72%	1.82%	.61%	1.17%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$850,228	$963,236	$1,000,757	$729,343	$916,426
Portfolio turnover rate I	22%	26%	25%	31%	21%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2040 Fund Class M

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.22	$17.40	$12.00	$14.44	$15.62
Income from Investment Operations
Net investment income (loss) A,B	.20	.27	.05	.13	.17
Net realized and unrealized gain (loss)	(1.48)	.23	6.29	(1.55)	.16
Total from investment operations	(1.28)	.50	6.34	(1.42)	.33
Distributions from net investment income	(.21)	(.30)	(.09)	(.15)	(.20)
Distributions from net realized gain	(1.16)	(1.38)	(.85)	(.88)	(1.31)
Total distributions	(1.36) C	(1.68)	(.94)	(1.02) C	(1.51)
Net asset value, end of period	$13.58	$16.22	$17.40	$12.00	$14.44
Total Return D,E	(7.55)%	2.50%	54.96%	(10.84)%	2.82%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	1.47%	1.57%	.36%	.92%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$343,213	$386,534	$402,667	$286,126	$356,107
Portfolio turnover rate H	22%	26%	25%	31%	21%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2040 Fund Class C

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$15.71	$16.91	$11.71	$14.14	$15.32
Income from Investment Operations
Net investment income (loss) A,B	.12	.18	(.02)	.06	.09
Net realized and unrealized gain (loss)	(1.42)	.22	6.11	(1.52)	.18
Total from investment operations	(1.30)	.40	6.09	(1.46)	.27
Distributions from net investment income	(.16)	(.22)	(.04)	(.09)	(.14)
Distributions from net realized gain	(1.15)	(1.38)	(.85)	(.88)	(1.31)
Total distributions	(1.31)	(1.60)	(.89)	(.97)	(1.45)
Net asset value, end of period	$13.10	$15.71	$16.91	$11.71	$14.14
Total Return C,D	(7.98)%	1.98%	54.12%	(11.31)%	2.37%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.75%	1.75%	1.75%	1.75%	1.74% G
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.75%	1.74% G
Expenses net of all reductions	1.75%	1.75%	1.75%	1.75%	1.74% G
Net investment income (loss)	.97%	1.07%	(.14)%	.42%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$36,592	$42,441	$56,710	$41,153	$53,715
Portfolio turnover rate H	22%	26%	25%	31%	21%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2040 Fund Class I

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.54	$17.69	$12.17	$14.62	$15.78
Income from Investment Operations
Net investment income (loss) A,B	.27	.37	.13	.21	.24
Net realized and unrealized gain (loss)	(1.51)	.23	6.39	(1.57)	.16
Total from investment operations	(1.24)	.60	6.52	(1.36)	.40
Distributions from net investment income	(.25)	(.37)	(.14)	(.20)	(.26)
Distributions from net realized gain	(1.18)	(1.38)	(.85)	(.89)	(1.31)
Total distributions	(1.43)	(1.75)	(1.00) C	(1.09)	(1.56) C
Net asset value, end of period	$13.87	$16.54	$17.69	$12.17	$14.62
Total Return D	(7.15)%	3.03%	55.69%	(10.35)%	3.31%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	1.97%	2.07%	.86%	1.42%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$801,257	$1,000,722	$1,045,866	$705,362	$805,102
Portfolio turnover rate G	22%	26%	25%	31%	21%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2040 Fund Class Z

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$16.38	$17.54	$12.08	$14.56	$15.85
Income from Investment Operations
Net investment income (loss) B,C	.28	.38	.15	.22	.36
Net realized and unrealized gain (loss)	(1.50)	.24	6.33	(1.55)	(.69)
Total from investment operations	(1.22)	.62	6.48	(1.33)	(.33)
Distributions from net investment income	(.27)	(.40)	(.17)	(.23)	(.33)
Distributions from net realized gain	(1.19)	(1.38)	(.85)	(.91)	(.63)
Total distributions	(1.46)	(1.78)	(1.02)	(1.15) D	(.96)
Net asset value, end of period	$13.70	$16.38	$17.54	$12.08	$14.56
Total Return E,F	(7.05)%	3.14%	55.80%	(10.31)%	(1.30)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.64%	.64%	.64%	.65%	.65% I,J
Expenses net of fee waivers, if any	.64%	.64%	.64%	.65%	.65% I,J
Expenses net of all reductions	.64%	.64%	.64%	.65%	.65% I,J
Net investment income (loss)	2.07%	2.17%	.97%	1.52%	5.06% I
Supplemental Data
Net assets, end of period (000 omitted)	$109,386	$80,498	$43,822	$20,000	$1,501
Portfolio turnover rate K	22%	26%	25%	31%	21%

A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2040 Fund Class Z6

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.50	$17.64	$12.13	$14.60	$15.76
Income from Investment Operations
Net investment income (loss) A,B	.30	.41	.17	.24	.28
Net realized and unrealized gain (loss)	(1.50)	.24	6.38	(1.57)	.17
Total from investment operations	(1.20)	.65	6.55	(1.33)	.45
Distributions from net investment income	(.28)	(.41)	(.18)	(.24)	(.30)
Distributions from net realized gain	(1.19)	(1.38)	(.85)	(.90)	(1.31)
Total distributions	(1.48) C	(1.79)	(1.04) C	(1.14)	(1.61)
Net asset value, end of period	$13.82	$16.50	$17.64	$12.13	$14.60
Total Return D,E	(6.90)%	3.31%	56.14%	(10.24)%	3.64%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.49%	.49%	.49%	.49%	.49%
Net investment income (loss)	2.22%	2.32%	1.12%	1.67%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$227,592	$200,666	$140,291	$57,216	$41,066
Portfolio turnover rate H	22%	26%	25%	31%	21%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2045 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	11.9
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series International Growth Fund	7.7
Fidelity Series Overseas Fund	7.6
Fidelity Series International Value Fund	7.6
Fidelity Advisor Series Equity Growth Fund	6.8
Fidelity Series Value Discovery Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.8
75.5

Asset Allocation (% of Fund's net assets)

Futures - 1.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2045 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.44% to 4.79% 4/6/23 to 6/1/23 (b) (Cost $2,363,008)	2,370,000	2,363,619

Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	8,659,497	114,478,550
Fidelity Advisor Series Growth Opportunities Fund (c)	8,047,148	80,954,311
Fidelity Advisor Series Small Cap Fund (c)	4,125,813	45,920,294
Fidelity Series All-Sector Equity Fund (c)	4,384,011	41,385,064
Fidelity Series Commodity Strategy Fund (c)	118,762	11,809,652
Fidelity Series Large Cap Stock Fund (c)	9,427,639	166,397,833
Fidelity Series Large Cap Value Index Fund (c)	1,266,980	17,611,019
Fidelity Series Opportunistic Insights Fund (c)	6,332,308	98,720,677
Fidelity Series Small Cap Opportunities Fund (c)	4,587,155	56,146,772
Fidelity Series Stock Selector Large Cap Value Fund (c)	8,696,324	104,703,744
Fidelity Series Value Discovery Fund (c)	7,428,339	106,968,077
TOTAL DOMESTIC EQUITY FUNDS (Cost $755,765,048)		845,095,993

International Equity Funds - 41.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,575,026	49,120,859
Fidelity Series Emerging Markets Fund (c)	3,638,298	29,688,510
Fidelity Series Emerging Markets Opportunities Fund (c)	12,233,555	201,486,650
Fidelity Series International Growth Fund (c)	8,220,156	129,796,261
Fidelity Series International Small Cap Fund (c)	2,213,403	35,436,584
Fidelity Series International Value Fund (c)	12,189,420	129,451,645
Fidelity Series Overseas Fund (c)	10,805,758	129,669,101
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $634,533,145)		704,649,610

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	189,389	1,528,368
Fidelity Series Emerging Markets Debt Fund (c)	1,139,498	8,375,310
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	313,234	2,859,825
Fidelity Series Floating Rate High Income Fund (c)	144,610	1,282,694
Fidelity Series High Income Fund (c)	1,028,531	8,413,380
Fidelity Series International Credit Fund (c)	84,446	656,991
Fidelity Series Investment Grade Bond Fund (c)	42,038	424,160
Fidelity Series Long-Term Treasury Bond Index Fund (c)	15,734,835	97,713,327
Fidelity Series Real Estate Income Fund (c)	279,926	2,659,298
TOTAL BOND FUNDS (Cost $153,960,697)		123,913,353

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	3,256,048	3,256,699
Fidelity Series Government Money Market Fund 4.91% (c)(f)	16,945,658	16,945,658
Fidelity Series Short-Term Credit Fund (c)	10,155	97,991
TOTAL SHORT-TERM FUNDS (Cost $20,299,510)		20,300,348

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,566,921,408)	1,696,322,923
NET OTHER ASSETS (LIABILITIES) - 0.0%	(184,158)
NET ASSETS - 100.0%	1,696,138,765

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	328	Jun 2023	37,694,375	789,926	789,926
CBOT 5-Year U.S. Treasury Note Contracts (United States)	267	Jun 2023	29,238,586	72,675	72,675

TOTAL PURCHASED					862,601

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	55	Jun 2023	11,378,813	(546,291)	(546,291)
ICE E-mini MSCI EAFE Index Contracts (United States)	68	Jun 2023	7,128,100	(59,718)	(59,718)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	341	Jun 2023	16,973,275	(512,930)	(512,930)

TOTAL SOLD					(1,118,939)

TOTAL FUTURES CONTRACTS					(256,338)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,363,619.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	1,248,678	27,871,922	25,863,901	69,975	4	(4)	3,256,699	0.0%
Total	1,248,678	27,871,922	25,863,901	69,975	4	(4)	3,256,699

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	117,143,229	31,706,807	17,925,922	5,594,725	(1,809,310)	(14,636,254)	114,478,550
Fidelity Advisor Series Growth Opportunities Fund	80,347,745	28,772,524	14,829,667	386,269	(4,659,020)	(8,677,271)	80,954,311
Fidelity Advisor Series Small Cap Fund	53,170,477	11,297,798	11,430,141	3,928,175	(1,373,475)	(5,744,365)	45,920,294
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,874,708	214,112	274,314	92,673	(22,538)	(263,600)	1,528,368
Fidelity Series All-Sector Equity Fund	50,247,860	5,645,143	8,292,786	2,387,133	(1,187,978)	(5,027,175)	41,385,064
Fidelity Series Canada Fund	60,975,539	7,828,447	12,668,522	1,525,671	(323,356)	(6,691,249)	49,120,859
Fidelity Series Commodity Strategy Fund	27,856,965	16,610,976	17,009,043	13,145,015	(3,270,568)	(12,378,678)	11,809,652
Fidelity Series Emerging Markets Debt Fund	9,147,664	1,161,422	931,474	482,643	(60,144)	(942,158)	8,375,310
Fidelity Series Emerging Markets Debt Local Currency Fund	3,101,511	206,446	462,710	-	(52,222)	66,800	2,859,825
Fidelity Series Emerging Markets Fund	25,698,190	11,594,310	4,876,087	574,211	(780,605)	(1,947,298)	29,688,510
Fidelity Series Emerging Markets Opportunities Fund	237,804,549	39,279,126	51,852,245	4,947,857	(6,663,859)	(17,080,921)	201,486,650
Fidelity Series Floating Rate High Income Fund	1,874,445	302,105	823,582	99,356	(84,862)	14,588	1,282,694
Fidelity Series Government Money Market Fund 4.91%	-	20,228,063	3,282,405	217,955	-	-	16,945,658
Fidelity Series High Income Fund	11,346,061	1,213,816	3,064,311	554,050	(274,150)	(808,036)	8,413,380
Fidelity Series International Credit Fund	739,147	36,926	-	36,925	-	(119,082)	656,991
Fidelity Series International Growth Fund	139,397,745	23,356,359	26,399,479	4,160,676	(2,671,805)	(3,886,559)	129,796,261
Fidelity Series International Small Cap Fund	38,184,772	4,896,934	3,568,509	1,980,134	(426,572)	(3,650,041)	35,436,584
Fidelity Series International Value Fund	140,774,110	22,988,588	29,470,185	4,074,829	(566,710)	(4,274,158)	129,451,645
Fidelity Series Investment Grade Bond Fund	9,867,145	583,958	9,637,656	38,206	(417,083)	27,796	424,160
Fidelity Series Large Cap Stock Fund	184,347,901	30,597,875	35,473,732	10,165,892	981,275	(14,055,486)	166,397,833
Fidelity Series Large Cap Value Index Fund	19,938,774	2,763,215	3,192,384	647,566	403,017	(2,301,603)	17,611,019
Fidelity Series Long-Term Treasury Bond Index Fund	100,099,271	32,089,106	16,173,076	2,576,259	(1,694,522)	(16,607,452)	97,713,327
Fidelity Series Opportunistic Insights Fund	108,269,691	22,749,700	16,481,360	4,440,270	(2,224,260)	(13,593,094)	98,720,677
Fidelity Series Overseas Fund	140,158,352	19,357,018	22,946,258	2,191,210	(1,865,265)	(5,034,746)	129,669,101
Fidelity Series Real Estate Income Fund	6,689,655	843,173	3,988,424	400,051	(306,144)	(578,962)	2,659,298
Fidelity Series Short-Term Credit Fund	-	97,153	-	479	-	838	97,991
Fidelity Series Small Cap Opportunities Fund	65,648,231	10,002,630	13,009,484	2,667,485	(1,146,848)	(5,347,757)	56,146,772
Fidelity Series Stock Selector Large Cap Value Fund	117,656,095	21,614,610	22,101,581	7,365,107	(1,063,490)	(11,401,890)	104,703,744
Fidelity Series Value Discovery Fund	119,846,244	22,871,595	23,994,480	5,611,348	1,317,400	(13,072,682)	106,968,077
	1,872,206,076	390,909,935	374,159,817	80,292,170	(30,243,094)	(168,010,495)	1,690,702,605

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	2,363,619	-	2,363,619	-

Domestic Equity Funds	845,095,993	845,095,993	-	-

International Equity Funds	704,649,610	704,649,610	-	-

Bond Funds	123,913,353	123,913,353	-	-

Short-Term Funds	20,300,348	20,300,348	-	-
Total Investments in Securities:	1,696,322,923	1,693,959,304	2,363,619	-
Derivative Instruments:

Assets
Futures Contracts	862,601	862,601	-	-
Total Assets	862,601	862,601	-	-

Liabilities
Futures Contracts	(1,118,939)	(1,118,939)	-	-
Total Liabilities	(1,118,939)	(1,118,939)	-	-
Total Derivative Instruments:	(256,338)	(256,338)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,118,939)
Total Equity Risk	0	(1,118,939)
Interest Rate Risk
Futures Contracts (a)	862,601	0
Total Interest Rate Risk	862,601	0
Total Value of Derivatives	862,601	(1,118,939)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2045 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,363,008)	$2,363,619
Fidelity Central Funds (cost $3,256,699)	3,256,699
Other affiliated issuers (cost $1,561,301,701)	1,690,702,605

Total Investment in Securities (cost $1,566,921,408)		$1,696,322,923
Receivable for investments sold		20,753,979
Receivable for fund shares sold		2,959,311
Distributions receivable from Fidelity Central Funds		14,428
Receivable for daily variation margin on futures contracts		68,051
Total assets		1,720,118,692
Liabilities
Payable for investments purchased	$20,082,552
Payable for fund shares redeemed	2,701,816
Accrued management fee	976,441
Distribution and service plan fees payable	219,118
Total Liabilities		23,979,927
Net Assets		$1,696,138,765
Net Assets consist of:
Paid in capital		$1,581,364,055
Total accumulated earnings (loss)		114,774,710
Net Assets		$1,696,138,765

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($530,585,423 ÷ 48,998,343 shares) (a)		$10.83
Maximum offering price per share (100/94.25 of $10.83)		$11.49
Class M :
Net Asset Value and redemption price per share ($225,283,435 ÷ 21,123,690 shares) (a)		$10.66
Maximum offering price per share (100/96.50 of $10.66)		$11.05
Class C :
Net Asset Value and offering price per share ($24,500,063 ÷ 2,357,547 shares) (a)		$10.39
Class I :
Net Asset Value , offering price and redemption price per share ($622,743,613 ÷ 56,852,829 shares)		$10.95
Class Z :
Net Asset Value , offering price and redemption price per share ($83,487,631 ÷ 7,755,625 shares)		$10.76
Class Z6 :
Net Asset Value , offering price and redemption price per share ($209,538,600 ÷ 19,145,977 shares)		$10.94
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$44,583,136
Interest		51,114
Income from Fidelity Central Funds		69,975
Total Income		44,704,225
Expenses
Management fee	$11,825,777
Distribution and service plan fees	2,664,497
Independent trustees' fees and expenses	6,170
Total expenses before reductions	14,496,444
Expense reductions	(799)
Total expenses after reductions		14,495,645
Net Investment income (loss)		30,208,580
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	793
Fidelity Central Funds	4
Other affiliated issuers	(30,243,094)
Futures contracts	(3,963,090)
Capital gain distributions from underlying funds:
Affiliated issuers	35,709,034
Total net realized gain (loss)		1,503,647
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	594
Fidelity Central Funds	(4)
Other affiliated issuers	(168,010,495)
Futures contracts	(309,098)
Total change in net unrealized appreciation (depreciation)		(168,319,003)
Net gain (loss)		(166,815,356)
Net increase (decrease) in net assets resulting from operations		$(136,606,776)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,208,580	$37,884,796
Net realized gain (loss)	1,503,647	186,459,208
Change in net unrealized appreciation (depreciation)	(168,319,003)	(168,371,249)
Net increase (decrease) in net assets resulting from operations	(136,606,776)	55,972,755
Distributions to shareholders	(162,068,143)	(183,271,312)
Share transactions - net increase (decrease)	120,961,877	139,336,201
Total increase (decrease) in net assets	(177,713,042)	12,037,644

Net Assets
Beginning of period	1,873,851,807	1,861,814,163
End of period	$1,696,138,765	$1,873,851,807

Financial Highlights
Fidelity Advisor Freedom® 2045 Fund Class A

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.91	$13.79	$9.43	$11.33	$12.21
Income from Investment Operations
Net investment income (loss) A,B	.18	.25	.07	.13	.16
Net realized and unrealized gain (loss)	(1.17)	.18	4.97	(1.22)	.13
Total from investment operations	(.99)	.43	5.04	(1.09)	.29
Distributions from net investment income	(.18)	(.27)	(.10)	(.14)	(.18)
Distributions from net realized gain	(.91)	(1.05)	(.59)	(.67)	(.99)
Total distributions	(1.09)	(1.31) C	(.68) C	(.81)	(1.17)
Net asset value, end of period	$10.83	$12.91	$13.79	$9.43	$11.33
Total Return D,E	(7.29)%	2.77%	55.40%	(10.68)%	3.13%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	.99% H
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	.99% H
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	.99% H
Net investment income (loss)	1.70%	1.82%	.62%	1.19%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$530,585	$604,140	$643,283	$456,849	$547,563
Portfolio turnover rate I	22%	27%	25%	30%	22%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2045 Fund Class M

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.73	$13.62	$9.34	$11.22	$12.12
Income from Investment Operations
Net investment income (loss) A,B	.15	.22	.04	.10	.13
Net realized and unrealized gain (loss)	(1.15)	.18	4.90	(1.20)	.12
Total from investment operations	(1.00)	.40	4.94	(1.10)	.25
Distributions from net investment income	(.16)	(.24)	(.08)	(.12)	(.16)
Distributions from net realized gain	(.90)	(1.05)	(.59)	(.67)	(.99)
Total distributions	(1.07) C	(1.29)	(.66) C	(.78) C	(1.15)
Net asset value, end of period	$10.66	$12.73	$13.62	$9.34	$11.22
Total Return D,E	(7.56)%	2.54%	54.84%	(10.80)%	2.79%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.25%	1.25%	1.25%	1.25%	1.24% H
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.24% H
Expenses net of all reductions	1.25%	1.25%	1.25%	1.25%	1.24% H
Net investment income (loss)	1.45%	1.57%	.36%	.94%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$225,283	$250,719	$258,276	$181,179	$210,625
Portfolio turnover rate I	22%	27%	25%	30%	22%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2045 Fund Class C

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.44	$13.36	$9.18	$11.07	$11.98
Income from Investment Operations
Net investment income (loss) A,B	.10	.14	(.02)	.05	.07
Net realized and unrealized gain (loss)	(1.13)	.17	4.83	(1.20)	.13
Total from investment operations	(1.03)	.31	4.81	(1.15)	.20
Distributions from net investment income	(.12)	(.19)	(.04)	(.08)	(.12)
Distributions from net realized gain	(.90)	(1.05)	(.59)	(.67)	(.99)
Total distributions	(1.02)	(1.23) C	(.63)	(.74) C	(1.11)
Net asset value, end of period	$10.39	$12.44	$13.36	$9.18	$11.07
Total Return D,E	(8.00)%	1.96%	54.24%	(11.32)%	2.29%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.74% H	1.75%	1.75%	1.75%	1.74% H
Expenses net of fee waivers, if any	1.74% H	1.75%	1.75%	1.75%	1.74% H
Expenses net of all reductions	1.74% H	1.75%	1.75%	1.75%	1.74% H
Net investment income (loss)	.95%	1.07%	(.14)%	.44%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$24,500	$28,993	$33,637	$22,256	$25,383
Portfolio turnover rate I	22%	27%	25%	30%	22%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2045 Fund Class I

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.04	$13.91	$9.50	$11.41	$12.29
Income from Investment Operations
Net investment income (loss) A,B	.21	.29	.10	.16	.19
Net realized and unrealized gain (loss)	(1.18)	.18	5.02	(1.23)	.13
Total from investment operations	(.97)	.47	5.12	(1.07)	.32
Distributions from net investment income	(.20)	(.29)	(.12)	(.16)	(.20)
Distributions from net realized gain	(.92)	(1.05)	(.59)	(.68)	(.99)
Total distributions	(1.12)	(1.34)	(.71)	(.84)	(1.20) C
Net asset value, end of period	$10.95	$13.04	$13.91	$9.50	$11.41
Total Return D	(7.09)%	3.02%	55.77%	(10.46)%	3.34%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	1.95%	2.07%	.87%	1.44%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$622,744	$752,617	$777,429	$522,314	$577,252
Portfolio turnover rate G	22%	27%	25%	30%	22%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2045 Fund Class Z

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.91	$13.79	$9.43	$11.35	$12.36
Income from Investment Operations
Net investment income (loss) B,C	.22	.30	.12	.17	.20
Net realized and unrealized gain (loss)	(1.17)	.18	4.96	(1.22)	(.46)
Total from investment operations	(.95)	.48	5.08	(1.05)	(.26)
Distributions from net investment income	(.22)	(.31)	(.14)	(.18)	(.26)
Distributions from net realized gain	(.98)	(1.05)	(.59)	(.69)	(.49)
Total distributions	(1.20)	(1.36)	(.72) D	(.87)	(.75)
Net asset value, end of period	$10.76	$12.91	$13.79	$9.43	$11.35
Total Return E,F	(6.96)%	3.12%	55.85%	(10.33)%	(1.33)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.64%	.64%	.64%	.65% I	.64% J
Expenses net of fee waivers, if any	.64%	.64%	.64%	.65% I	.64% J
Expenses net of all reductions	.64%	.64%	.64%	.65% I	.64% J
Net investment income (loss)	2.06%	2.18%	.97%	1.54%	3.71% J
Supplemental Data
Net assets, end of period (000 omitted)	$83,488	$65,648	$35,350	$16,800	$1,376
Portfolio turnover rate K	22%	27%	25%	30%	22%

A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2045 Fund Class Z6

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.02	$13.88	$9.48	$11.39	$12.28
Income from Investment Operations
Net investment income (loss) A,B	.24	.32	.14	.19	.22
Net realized and unrealized gain (loss)	(1.18)	.19	4.99	(1.23)	.12
Total from investment operations	(.94)	.51	5.13	(1.04)	.34
Distributions from net investment income	(.23)	(.32)	(.15)	(.19)	(.24)
Distributions from net realized gain	(.91)	(1.05)	(.59)	(.69)	(.99)
Total distributions	(1.14)	(1.37)	(.73) C	(.87) C	(1.23)
Net asset value, end of period	$10.94	$13.02	$13.88	$9.48	$11.39
Total Return D,E	(6.86)%	3.32%	56.12%	(10.22)%	3.58%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.49%	.49%	.49%	.49%	.50% H
Expenses net of fee waivers, if any	.49%	.49%	.49%	.49%	.50% H
Expenses net of all reductions	.49%	.49%	.49%	.49%	.50% H
Net investment income (loss)	2.21%	2.33%	1.12%	1.70%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$209,539	$171,735	$113,839	$44,798	$31,493
Portfolio turnover rate I	22%	27%	25%	30%	22%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2050 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	11.9
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series International Growth Fund	7.7
Fidelity Series Overseas Fund	7.6
Fidelity Series International Value Fund	7.6
Fidelity Advisor Series Equity Growth Fund	6.8
Fidelity Series Value Discovery Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.8
75.5

Asset Allocation (% of Fund's net assets)

Futures - 1.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2050 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.44% to 4.78% 4/6/23 to 6/1/23 (b) (Cost $2,054,135)	2,060,000	2,054,650

Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	7,548,223	99,787,507
Fidelity Advisor Series Growth Opportunities Fund (c)	7,014,444	70,565,311
Fidelity Advisor Series Small Cap Fund (c)	3,596,641	40,030,613
Fidelity Series All-Sector Equity Fund (c)	3,821,425	36,074,253
Fidelity Series Commodity Strategy Fund (c)	103,626	10,304,558
Fidelity Series Large Cap Stock Fund (c)	8,218,014	145,047,952
Fidelity Series Large Cap Value Index Fund (c)	1,104,621	15,354,236
Fidelity Series Opportunistic Insights Fund (c)	5,519,711	86,052,299
Fidelity Series Small Cap Opportunities Fund (c)	3,998,756	48,944,768
Fidelity Series Stock Selector Large Cap Value Fund (c)	7,580,631	91,270,802
Fidelity Series Value Discovery Fund (c)	6,475,330	93,244,747
TOTAL DOMESTIC EQUITY FUNDS (Cost $663,929,487)		736,677,046

International Equity Funds - 41.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,116,251	42,817,285
Fidelity Series Emerging Markets Fund (c)	3,180,872	25,955,917
Fidelity Series Emerging Markets Opportunities Fund (c)	10,660,190	175,573,327
Fidelity Series International Growth Fund (c)	7,165,330	113,140,566
Fidelity Series International Small Cap Fund (c)	1,929,342	30,888,761
Fidelity Series International Value Fund (c)	10,625,341	112,841,124
Fidelity Series Overseas Fund (c)	9,419,153	113,029,834
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $558,849,304)		614,246,814

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	165,218	1,333,310
Fidelity Series Emerging Markets Debt Fund (c)	993,601	7,302,969
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	273,104	2,493,438
Fidelity Series Floating Rate High Income Fund (c)	128,052	1,135,824
Fidelity Series High Income Fund (c)	897,053	7,337,892
Fidelity Series International Credit Fund (c)	66,366	516,324
Fidelity Series Investment Grade Bond Fund (c)	38,368	387,137
Fidelity Series Long-Term Treasury Bond Index Fund (c)	13,715,517	85,173,363
Fidelity Series Real Estate Income Fund (c)	245,883	2,335,889
TOTAL BOND FUNDS (Cost $133,589,712)		108,016,146

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	2,772,867	2,773,421
Fidelity Series Government Money Market Fund 4.91% (c)(f)	14,773,105	14,773,105
Fidelity Series Short-Term Credit Fund (c)	10,661	102,874
TOTAL SHORT-TERM FUNDS (Cost $17,648,564)		17,649,400

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,376,071,202)	1,478,644,056
NET OTHER ASSETS (LIABILITIES) - 0.0%	(155,577)
NET ASSETS - 100.0%	1,478,488,479

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	285	Jun 2023	32,752,734	683,874	683,874
CBOT 5-Year U.S. Treasury Note Contracts (United States)	233	Jun 2023	25,515,320	62,649	62,649

TOTAL PURCHASED					746,523

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	48	Jun 2023	9,930,600	(473,461)	(473,461)
ICE E-mini MSCI EAFE Index Contracts (United States)	59	Jun 2023	6,184,675	(52,440)	(52,440)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	297	Jun 2023	14,783,175	(445,805)	(445,805)

TOTAL SOLD					(971,706)

TOTAL FUTURES CONTRACTS					(225,183)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,054,650.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	1,098,518	24,011,643	22,336,741	59,516	1	-	2,773,421	0.0%
Total	1,098,518	24,011,643	22,336,741	59,516	1	-	2,773,421

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	99,433,214	28,512,760	14,194,165	4,857,693	(986,048)	(12,978,254)	99,787,507
Fidelity Advisor Series Growth Opportunities Fund	68,200,624	25,683,404	12,065,127	335,374	(3,501,239)	(7,752,351)	70,565,311
Fidelity Advisor Series Small Cap Fund	45,132,112	10,512,909	9,546,929	3,411,316	(1,147,891)	(4,919,588)	40,030,613
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,591,252	210,108	222,593	80,504	(16,693)	(228,764)	1,333,310
Fidelity Series All-Sector Equity Fund	42,651,283	5,439,207	6,735,798	2,074,874	(966,471)	(4,313,968)	36,074,253
Fidelity Series Canada Fund	51,755,541	7,554,037	10,520,381	1,326,140	(328,290)	(5,643,622)	42,817,285
Fidelity Series Commodity Strategy Fund	23,658,649	14,661,839	14,506,826	11,340,499	(7,170,810)	(6,338,294)	10,304,558
Fidelity Series Emerging Markets Debt Fund	7,767,052	1,133,084	743,255	416,309	(31,022)	(822,890)	7,302,969
Fidelity Series Emerging Markets Debt Local Currency Fund	2,632,684	220,401	376,612	-	(35,573)	52,538	2,493,438
Fidelity Series Emerging Markets Fund	21,811,030	10,568,733	4,114,344	499,096	(706,756)	(1,602,746)	25,955,917
Fidelity Series Emerging Markets Opportunities Fund	201,849,774	37,223,698	43,408,884	4,300,419	(6,337,904)	(13,753,357)	175,573,327
Fidelity Series Floating Rate High Income Fund	1,590,996	253,604	649,239	86,456	(64,451)	4,914	1,135,824
Fidelity Series Government Money Market Fund 4.91%	-	17,554,230	2,781,125	189,218	-	-	14,773,105
Fidelity Series High Income Fund	9,630,545	1,187,454	2,556,887	477,804	(226,159)	(697,061)	7,337,892
Fidelity Series International Credit Fund	580,890	29,019	-	29,019	-	(93,585)	516,324
Fidelity Series International Growth Fund	118,322,049	21,896,703	21,686,485	3,616,128	(1,763,539)	(3,628,162)	113,140,566
Fidelity Series International Small Cap Fund	32,411,933	4,731,071	2,804,013	1,720,813	(232,951)	(3,217,279)	30,888,761
Fidelity Series International Value Fund	119,490,130	21,881,674	24,594,750	3,541,548	(615,503)	(3,320,427)	112,841,124
Fidelity Series Investment Grade Bond Fund	8,371,442	550,297	8,204,090	32,669	(353,624)	23,112	387,137
Fidelity Series Large Cap Stock Fund	156,477,660	28,534,417	28,969,814	8,762,543	288,987	(11,283,298)	145,047,952
Fidelity Series Large Cap Value Index Fund	16,924,449	2,639,201	2,589,268	562,868	230,106	(1,850,252)	15,354,236
Fidelity Series Long-Term Treasury Bond Index Fund	84,961,397	28,916,903	13,092,627	2,222,285	(1,545,500)	(14,066,810)	85,173,363
Fidelity Series Opportunistic Insights Fund	91,901,300	20,680,689	13,100,106	3,859,514	(1,693,451)	(11,736,133)	86,052,299
Fidelity Series Overseas Fund	118,967,596	18,417,700	18,720,028	1,904,410	(1,513,120)	(4,122,314)	113,029,834
Fidelity Series Real Estate Income Fund	5,677,483	777,508	3,359,154	346,332	(244,991)	(514,957)	2,335,889
Fidelity Series Short-Term Credit Fund	-	102,038	-	511	-	836	102,874
Fidelity Series Small Cap Opportunities Fund	55,723,282	9,519,476	10,799,221	2,303,345	(778,156)	(4,720,613)	48,944,768
Fidelity Series Stock Selector Large Cap Value Fund	99,868,527	20,187,855	18,118,088	6,401,716	(696,549)	(9,970,943)	91,270,802
Fidelity Series Value Discovery Fund	101,727,609	21,294,843	19,686,340	4,877,508	633,812	(10,725,177)	93,244,747
	1,589,110,503	360,874,862	308,146,149	69,576,911	(29,803,786)	(138,219,445)	1,473,815,985

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	2,054,650	-	2,054,650	-

Domestic Equity Funds	736,677,046	736,677,046	-	-

International Equity Funds	614,246,814	614,246,814	-	-

Bond Funds	108,016,146	108,016,146	-	-

Short-Term Funds	17,649,400	17,649,400	-	-
Total Investments in Securities:	1,478,644,056	1,476,589,406	2,054,650	-
Derivative Instruments:

Assets
Futures Contracts	746,523	746,523	-	-
Total Assets	746,523	746,523	-	-

Liabilities
Futures Contracts	(971,706)	(971,706)	-	-
Total Liabilities	(971,706)	(971,706)	-	-
Total Derivative Instruments:	(225,183)	(225,183)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(971,706)
Total Equity Risk	0	(971,706)
Interest Rate Risk
Futures Contracts (a)	746,523	0
Total Interest Rate Risk	746,523	0
Total Value of Derivatives	746,523	(971,706)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2050 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,054,135)	$2,054,650
Fidelity Central Funds (cost $2,773,421)	2,773,421
Other affiliated issuers (cost $1,371,243,646)	1,473,815,985

Total Investment in Securities (cost $1,376,071,202)		$1,478,644,056
Receivable for investments sold		17,343,363
Receivable for fund shares sold		2,917,374
Distributions receivable from Fidelity Central Funds		12,367
Receivable for daily variation margin on futures contracts		59,596
Total assets		1,498,976,756
Liabilities
Payable for investments purchased	$18,103,667
Payable for fund shares redeemed	1,346,642
Accrued management fee	848,628
Distribution and service plan fees payable	189,340
Total Liabilities		20,488,277
Net Assets		$1,478,488,479
Net Assets consist of:
Paid in capital		$1,391,821,879
Total accumulated earnings (loss)		86,666,600
Net Assets		$1,478,488,479

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($461,666,428 ÷ 42,515,837 shares) (a)		$10.86
Maximum offering price per share (100/94.25 of $10.86)		$11.52
Class M :
Net Asset Value and redemption price per share ($184,687,114 ÷ 17,193,228 shares) (a)		$10.74
Maximum offering price per share (100/96.50 of $10.74)		$11.13
Class C :
Net Asset Value and offering price per share ($25,586,715 ÷ 2,441,602 shares) (a)		$10.48
Class I :
Net Asset Value , offering price and redemption price per share ($552,808,143 ÷ 50,325,238 shares)		$10.98
Class Z :
Net Asset Value , offering price and redemption price per share ($67,385,498 ÷ 6,200,834 shares)		$10.87
Class Z6 :
Net Asset Value , offering price and redemption price per share ($186,354,581 ÷ 17,012,597 shares)		$10.95
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$38,620,135
Interest		44,535
Income from Fidelity Central Funds		59,516
Total Income		38,724,186
Expenses
Management fee	$10,193,890
Distribution and service plan fees	2,272,822
Independent trustees' fees and expenses	5,302
Total expenses before reductions	12,472,014
Expense reductions	(320)
Total expenses after reductions		12,471,694
Net Investment income (loss)		26,252,492
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	648
Fidelity Central Funds	1
Other affiliated issuers	(29,803,786)
Futures contracts	(3,345,700)
Capital gain distributions from underlying funds:
Affiliated issuers	30,956,776
Total net realized gain (loss)		(2,192,061)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	499
Affiliated issuers	(138,219,445)
Futures contracts	(333,027)
Total change in net unrealized appreciation (depreciation)		(138,551,973)
Net gain (loss)		(140,744,034)
Net increase (decrease) in net assets resulting from operations		$(114,491,542)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,252,492	$32,099,107
Net realized gain (loss)	(2,192,061)	155,394,522
Change in net unrealized appreciation (depreciation)	(138,551,973)	(141,169,664)
Net increase (decrease) in net assets resulting from operations	(114,491,542)	46,323,965
Distributions to shareholders	(136,408,618)	(151,405,562)
Share transactions - net increase (decrease)	138,830,778	139,447,539
Total increase (decrease) in net assets	(112,069,382)	34,365,942

Net Assets
Beginning of period	1,590,557,861	1,556,191,919
End of period	$1,478,488,479	$1,590,557,861

Financial Highlights
Fidelity Advisor Freedom® 2050 Fund Class A

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.92	$13.78	$9.43	$11.31	$12.17
Income from Investment Operations
Net investment income (loss) A,B	.18	.25	.07	.13	.16
Net realized and unrealized gain (loss)	(1.16)	.18	4.96	(1.21)	.13
Total from investment operations	(.98)	.43	5.03	(1.08)	.29
Distributions from net investment income	(.18)	(.27)	(.10)	(.14)	(.18)
Distributions from net realized gain	(.90)	(1.02)	(.58)	(.66)	(.97)
Total distributions	(1.08)	(1.29)	(.68)	(.80)	(1.15)
Net asset value, end of period	$10.86	$12.92	$13.78	$9.43	$11.31
Total Return C,D	(7.27)%	2.76%	55.26%	(10.58)%	3.08%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	.99% G
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	.99% G
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	.99% G
Net investment income (loss)	1.72%	1.83%	.62%	1.20%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$461,666	$500,298	$516,427	$358,407	$417,583
Portfolio turnover rate H	21%	26%	24%	32%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2050 Fund Class M

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.79	$13.66	$9.36	$11.24	$12.11
Income from Investment Operations
Net investment income (loss) A,B	.15	.22	.04	.11	.13
Net realized and unrealized gain (loss)	(1.15)	.18	4.92	(1.22)	.13
Total from investment operations	(1.00)	.40	4.96	(1.11)	.26
Distributions from net investment income	(.16)	(.24)	(.08)	(.11)	(.16)
Distributions from net realized gain	(.89)	(1.02)	(.58)	(.65)	(.97)
Total distributions	(1.05)	(1.27) C	(.66)	(.77) C	(1.13)
Net asset value, end of period	$10.74	$12.79	$13.66	$9.36	$11.24
Total Return D,E	(7.50)%	2.51%	54.91%	(10.88)%	2.83%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	1.47%	1.58%	.37%	.95%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$184,687	$201,272	$205,281	$143,526	$172,974
Portfolio turnover rate H	21%	26%	24%	32%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2050 Fund Class C

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.52	$13.41	$9.22	$11.10	$11.98
Income from Investment Operations
Net investment income (loss) A,B	.10	.15	(.01)	.05	.07
Net realized and unrealized gain (loss)	(1.13)	.17	4.82	(1.20)	.14
Total from investment operations	(1.03)	.32	4.81	(1.15)	.21
Distributions from net investment income	(.12)	(.19)	(.04)	(.07)	(.11)
Distributions from net realized gain	(.89)	(1.02)	(.58)	(.65)	(.97)
Total distributions	(1.01)	(1.21)	(.62)	(.73) C	(1.09) C
Net asset value, end of period	$10.48	$12.52	$13.41	$9.22	$11.10
Total Return D,E	(7.95)%	2.01%	54.09%	(11.32)%	2.34%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.75%	1.75%	1.75%	1.75%	1.74% H
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.75%	1.74% H
Expenses net of all reductions	1.75%	1.75%	1.75%	1.75%	1.74% H
Net investment income (loss)	.96%	1.08%	(.13)%	.45%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$25,587	$29,875	$33,105	$21,457	$26,139
Portfolio turnover rate I	21%	26%	24%	32%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2050 Fund Class I

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.05	$13.90	$9.50	$11.39	$12.25
Income from Investment Operations
Net investment income (loss) A,B	.21	.29	.11	.16	.19
Net realized and unrealized gain (loss)	(1.18)	.18	4.99	(1.22)	.12
Total from investment operations	(.97)	.47	5.10	(1.06)	.31
Distributions from net investment income	(.20)	(.30)	(.12)	(.16)	(.20)
Distributions from net realized gain	(.90)	(1.02)	(.58)	(.67)	(.97)
Total distributions	(1.10)	(1.32)	(.70)	(.83)	(1.17)
Net asset value, end of period	$10.98	$13.05	$13.90	$9.50	$11.39
Total Return C	(7.07)%	3.01%	55.65%	(10.37)%	3.30%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	1.97%	2.08%	.87%	1.45%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$552,808	$662,945	$675,617	$436,294	$488,167
Portfolio turnover rate F	21%	26%	24%	32%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2050 Fund Class Z

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.94	$13.80	$9.43	$11.34	$12.34
Income from Investment Operations
Net investment income (loss) B,C	.22	.30	.12	.17	.28
Net realized and unrealized gain (loss)	(1.17)	.18	4.97	(1.22)	(.54)
Total from investment operations	(.95)	.48	5.09	(1.05)	(.26)
Distributions from net investment income	(.21)	(.32)	(.14)	(.18)	(.25)
Distributions from net realized gain	(.91)	(1.02)	(.58)	(.68)	(.49)
Total distributions	(1.12)	(1.34)	(.72)	(.86)	(.74)
Net asset value, end of period	$10.87	$12.94	$13.80	$9.43	$11.34
Total Return D,D,E	(6.93)%	3.10%	55.96%	(10.33)%	(1.34)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.64%	.64%	.64%	.65% H	.65% H,I
Expenses net of fee waivers, if any	.64%	.64%	.64%	.65% H	.65% H,I
Expenses net of all reductions	.64%	.64%	.64%	.65% H	.65% H,I
Net investment income (loss)	2.07%	2.18%	.98%	1.55%	5.18% I
Supplemental Data
Net assets, end of period (000 omitted)	$67,385	$49,713	$26,670	$11,414	$650
Portfolio turnover rate J	21%	26%	24%	32%	23%

A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2050 Fund Class Z6

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.03	$13.87	$9.48	$11.37	$12.24
Income from Investment Operations
Net investment income (loss) A,B	.24	.33	.14	.19	.22
Net realized and unrealized gain (loss)	(1.18)	.18	4.98	(1.22)	.12
Total from investment operations	(.94)	.51	5.12	(1.03)	.34
Distributions from net investment income	(.22)	(.33)	(.15)	(.18)	(.24)
Distributions from net realized gain	(.91)	(1.02)	(.58)	(.68)	(.97)
Total distributions	(1.14) C	(1.35)	(.73)	(.86)	(1.21)
Net asset value, end of period	$10.95	$13.03	$13.87	$9.48	$11.37
Total Return D	(6.84)%	3.30%	56.00%	(10.14)%	3.55%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49%	.49%	.49%	.49%	.50% G
Expenses net of fee waivers, if any	.49%	.49%	.49%	.49%	.50% G
Expenses net of all reductions	.49%	.49%	.49%	.49%	.50% G
Net investment income (loss)	2.22%	2.33%	1.13%	1.70%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$186,355	$146,454	$99,092	$33,835	$21,893
Portfolio turnover rate H	21%	26%	24%	32%	23%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2055 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	11.9
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series International Growth Fund	7.7
Fidelity Series Overseas Fund	7.6
Fidelity Series International Value Fund	7.6
Fidelity Advisor Series Equity Growth Fund	6.8
Fidelity Series Value Discovery Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
75.4

Asset Allocation (% of Fund's net assets)

Futures - 1.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2055 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.44% to 4.78% 4/6/23 to 6/1/23 (b) (Cost $1,344,893)	1,350,000	1,345,196

Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	4,890,469	64,652,002
Fidelity Advisor Series Growth Opportunities Fund (c)	4,544,638	45,719,058
Fidelity Advisor Series Small Cap Fund (c)	2,330,654	25,940,178
Fidelity Series All-Sector Equity Fund (c)	2,475,890	23,372,397
Fidelity Series Commodity Strategy Fund (c)	67,057	6,668,147
Fidelity Series Large Cap Stock Fund (c)	5,324,672	93,980,464
Fidelity Series Large Cap Value Index Fund (c)	715,994	9,952,318
Fidelity Series Opportunistic Insights Fund (c)	3,576,198	55,752,930
Fidelity Series Small Cap Opportunities Fund (c)	2,591,148	31,715,646
Fidelity Series Stock Selector Large Cap Value Fund (c)	4,911,832	59,138,458
Fidelity Series Value Discovery Fund (c)	4,195,646	60,417,300
TOTAL DOMESTIC EQUITY FUNDS (Cost $463,534,420)		477,308,898

International Equity Funds - 41.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,019,010	27,741,195
Fidelity Series Emerging Markets Fund (c)	2,053,617	16,757,518
Fidelity Series Emerging Markets Opportunities Fund (c)	6,911,865	113,838,421
Fidelity Series International Growth Fund (c)	4,642,383	73,303,230
Fidelity Series International Small Cap Fund (c)	1,250,034	20,013,046
Fidelity Series International Value Fund (c)	6,884,073	73,108,858
Fidelity Series Overseas Fund (c)	6,102,626	73,231,508
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $377,482,272)		397,993,776

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	107,196	865,068
Fidelity Series Emerging Markets Debt Fund (c)	643,848	4,732,282
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	176,954	1,615,589
Fidelity Series Floating Rate High Income Fund (c)	84,890	752,974
Fidelity Series High Income Fund (c)	581,511	4,756,761
Fidelity Series International Credit Fund (c)	30,311	235,818
Fidelity Series Investment Grade Bond Fund (c)	18,720	188,886
Fidelity Series Long-Term Treasury Bond Index Fund (c)	8,886,136	55,182,905
Fidelity Series Real Estate Income Fund (c)	168,710	1,602,747
TOTAL BOND FUNDS (Cost $85,546,924)		69,933,030

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	1,757,375	1,757,727
Fidelity Series Government Money Market Fund 4.91% (c)(f)	9,487,143	9,487,143
Fidelity Series Short-Term Credit Fund (c)	18,383	177,399
TOTAL SHORT-TERM FUNDS (Cost $11,420,481)		11,422,269

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $939,328,990)	958,003,169
NET OTHER ASSETS (LIABILITIES) - 0.0%	(103,525)
NET ASSETS - 100.0%	957,899,644

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	185	Jun 2023	21,260,547	440,838	440,838
CBOT 5-Year U.S. Treasury Note Contracts (United States)	151	Jun 2023	16,535,680	41,803	41,803

TOTAL PURCHASED					482,641

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	31	Jun 2023	6,413,513	(315,614)	(315,614)
ICE E-mini MSCI EAFE Index Contracts (United States)	38	Jun 2023	3,983,350	(34,356)	(34,356)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	193	Jun 2023	9,606,575	(288,807)	(288,807)

TOTAL SOLD					(638,777)

TOTAL FUTURES CONTRACTS					(156,136)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,345,196.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	681,178	14,947,341	13,870,792	38,237	-	-	1,757,727	0.0%
Total	681,178	14,947,341	13,870,792	38,237	-	-	1,757,727

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	61,505,171	20,623,311	8,867,342	3,108,660	(458,820)	(8,150,318)	64,652,002
Fidelity Advisor Series Growth Opportunities Fund	42,186,078	17,977,686	7,572,064	214,630	(1,766,712)	(5,105,930)	45,719,058
Fidelity Advisor Series Small Cap Fund	27,916,699	7,770,889	5,975,806	2,182,757	(646,690)	(3,124,914)	25,940,178
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	984,233	170,035	135,409	51,523	(6,924)	(146,867)	865,068
Fidelity Series All-Sector Equity Fund	26,382,318	4,431,083	4,183,921	1,330,597	(474,340)	(2,782,743)	23,372,397
Fidelity Series Canada Fund	32,018,929	5,941,517	6,528,173	849,567	(194,554)	(3,496,524)	27,741,195
Fidelity Series Commodity Strategy Fund	14,646,270	9,761,358	9,179,968	7,182,844	(2,001,710)	(6,557,803)	6,668,147
Fidelity Series Emerging Markets Debt Fund	4,806,803	917,671	462,094	264,358	(13,752)	(516,346)	4,732,282
Fidelity Series Emerging Markets Debt Local Currency Fund	1,628,892	202,503	231,453	-	(20,216)	35,863	1,615,589
Fidelity Series Emerging Markets Fund	13,500,650	7,262,539	2,594,575	319,766	(426,237)	(984,859)	16,757,518
Fidelity Series Emerging Markets Opportunities Fund	124,864,746	28,380,801	27,113,688	2,747,239	(4,704,384)	(7,589,054)	113,838,421
Fidelity Series Floating Rate High Income Fund	984,212	190,549	385,008	55,556	(18,966)	(17,813)	752,974
Fidelity Series Government Money Market Fund 4.91%	-	11,383,290	1,896,147	121,302	-	-	9,487,143
Fidelity Series High Income Fund	5,956,946	948,474	1,573,030	303,203	(131,844)	(443,785)	4,756,761
Fidelity Series International Credit Fund	265,307	13,254	-	13,254	-	(42,743)	235,818
Fidelity Series International Growth Fund	73,193,940	16,635,613	13,555,808	2,316,795	(855,230)	(2,115,285)	73,303,230
Fidelity Series International Small Cap Fund	20,048,506	3,782,739	1,717,159	1,102,623	(138,026)	(1,963,014)	20,013,046
Fidelity Series International Value Fund	73,916,440	16,782,552	15,342,049	2,268,973	(519,036)	(1,729,049)	73,108,858
Fidelity Series Investment Grade Bond Fund	5,197,797	311,292	5,119,786	19,649	(219,707)	19,290	188,886
Fidelity Series Large Cap Stock Fund	96,790,688	21,775,661	17,973,900	5,524,809	(117,725)	(6,494,260)	93,980,464
Fidelity Series Large Cap Value Index Fund	10,468,796	2,093,305	1,603,204	360,776	27,743	(1,034,322)	9,952,318
Fidelity Series Long-Term Treasury Bond Index Fund	52,572,727	20,679,695	8,365,929	1,412,541	(911,265)	(8,792,323)	55,182,905
Fidelity Series Opportunistic Insights Fund	56,846,393	15,429,872	8,246,911	2,472,735	(606,564)	(7,669,860)	55,752,930
Fidelity Series Overseas Fund	73,593,153	14,438,379	11,634,509	1,220,123	(940,303)	(2,225,212)	73,231,508
Fidelity Series Real Estate Income Fund	3,513,777	530,967	1,960,849	221,903	(146,682)	(334,466)	1,602,747
Fidelity Series Short-Term Credit Fund	-	175,612	-	1,147	-	1,787	177,399
Fidelity Series Small Cap Opportunities Fund	34,468,083	7,274,972	6,641,523	1,460,777	(284,074)	(3,101,812)	31,715,646
Fidelity Series Stock Selector Large Cap Value Fund	61,774,562	15,370,693	11,350,282	4,103,023	(738,916)	(5,917,599)	59,138,458
Fidelity Series Value Discovery Fund	62,924,568	16,058,616	12,225,821	3,126,011	(45,949)	(6,294,114)	60,417,300
	982,956,684	267,314,928	192,436,408	44,357,141	(16,360,883)	(86,574,075)	954,900,246

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	1,345,196	-	1,345,196	-

Domestic Equity Funds	477,308,898	477,308,898	-	-

International Equity Funds	397,993,776	397,993,776	-	-

Bond Funds	69,933,030	69,933,030	-	-

Short-Term Funds	11,422,269	11,422,269	-	-
Total Investments in Securities:	958,003,169	956,657,973	1,345,196	-
Derivative Instruments:

Assets
Futures Contracts	482,641	482,641	-	-
Total Assets	482,641	482,641	-	-

Liabilities
Futures Contracts	(638,777)	(638,777)	-	-
Total Liabilities	(638,777)	(638,777)	-	-
Total Derivative Instruments:	(156,136)	(156,136)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(638,777)
Total Equity Risk	0	(638,777)
Interest Rate Risk
Futures Contracts (a)	482,641	0
Total Interest Rate Risk	482,641	0
Total Value of Derivatives	482,641	(638,777)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2055 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,344,893)	$1,345,196
Fidelity Central Funds (cost $1,757,727)	1,757,727
Other affiliated issuers (cost $936,226,370)	954,900,246

Total Investment in Securities (cost $939,328,990)		$958,003,169
Receivable for investments sold		11,323,620
Receivable for fund shares sold		2,441,935
Distributions receivable from Fidelity Central Funds		7,956
Receivable for daily variation margin on futures contracts		36,643
Total assets		971,813,323
Liabilities
Payable for investments purchased	$11,519,706
Payable for fund shares redeemed	1,737,001
Accrued management fee	544,122
Distribution and service plan fees payable	112,850
Total Liabilities		13,913,679
Net Assets		$957,899,644
Net Assets consist of:
Paid in capital		$950,824,806
Total accumulated earnings (loss)		7,074,838
Net Assets		$957,899,644

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($271,691,230 ÷ 22,260,909 shares) (a)		$12.20
Maximum offering price per share (100/94.25 of $12.20)		$12.94
Class M :
Net Asset Value and redemption price per share ($111,885,793 ÷ 9,270,396 shares) (a)		$12.07
Maximum offering price per share (100/96.50 of $12.07)		$12.51
Class C :
Net Asset Value and offering price per share ($15,374,489 ÷ 1,293,746 shares) (a)		$11.88
Class I :
Net Asset Value , offering price and redemption price per share ($371,978,497 ÷ 30,247,237 shares)		$12.30
Class Z :
Net Asset Value , offering price and redemption price per share ($42,946,049 ÷ 3,533,024 shares)		$12.16
Class Z6 :
Net Asset Value , offering price and redemption price per share ($144,023,586 ÷ 11,741,299 shares)		$12.27
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$24,611,839
Interest		28,172
Income from Fidelity Central Funds		38,237
Total Income		24,678,248
Expenses
Management fee	$6,425,559
Distribution and service plan fees	1,333,651
Independent trustees' fees and expenses	3,346
Total expenses before reductions	7,762,556
Expense reductions	(149)
Total expenses after reductions		7,762,407
Net Investment income (loss)		16,915,841
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	376
Affiliated issuers	(16,360,883)
Futures contracts	(2,129,678)
Capital gain distributions from underlying funds:
Affiliated issuers	19,745,302
Total net realized gain (loss)		1,255,117
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	292
Affiliated issuers	(86,574,075)
Futures contracts	(211,261)
Total change in net unrealized appreciation (depreciation)		(86,785,044)
Net gain (loss)		(85,529,927)
Net increase (decrease) in net assets resulting from operations		$(68,614,086)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,915,841	$19,793,235
Net realized gain (loss)	1,255,117	93,418,308
Change in net unrealized appreciation (depreciation)	(86,785,044)	(85,335,748)
Net increase (decrease) in net assets resulting from operations	(68,614,086)	27,875,795
Distributions to shareholders	(85,727,607)	(90,652,588)
Share transactions - net increase (decrease)	128,381,207	104,182,922
Total increase (decrease) in net assets	(25,960,486)	41,406,129

Net Assets
Beginning of period	983,860,130	942,454,001
End of period	$957,899,644	$983,860,130

Financial Highlights
Fidelity Advisor Freedom® 2055 Fund Class A

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.52	$15.45	$10.53	$12.58	$13.37
Income from Investment Operations
Net investment income (loss) A,B	.21	.29	.08	.15	.18
Net realized and unrealized gain (loss)	(1.32)	.19	5.55	(1.36)	.15
Total from investment operations	(1.11)	.48	5.63	(1.21)	.33
Distributions from net investment income	(.21)	(.30)	(.11)	(.15)	(.19)
Distributions from net realized gain	(1.00)	(1.12)	(.59)	(.69)	(.93)
Total distributions	(1.21)	(1.41) C	(.71) C	(.84)	(1.12)
Net asset value, end of period	$12.20	$14.52	$15.45	$10.53	$12.58
Total Return D,E	(7.32)%	2.75%	55.31%	(10.57)%	3.08%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	.99% H
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	.99% H
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	.99% H
Net investment income (loss)	1.73%	1.83%	.63%	1.23%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$271,691	$286,778	$299,927	$196,016	$212,428
Portfolio turnover rate I	21%	28%	23%	35%	27%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2055 Fund Class M

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.38	$15.32	$10.46	$12.51	$13.31
Income from Investment Operations
Net investment income (loss) A,B	.18	.24	.05	.12	.15
Net realized and unrealized gain (loss)	(1.31)	.20	5.50	(1.36)	.15
Total from investment operations	(1.13)	.44	5.55	(1.24)	.30
Distributions from net investment income	(.19)	(.27)	(.09)	(.13)	(.18)
Distributions from net realized gain	(1.00)	(1.12)	(.59)	(.68)	(.93)
Total distributions	(1.18) C	(1.38) C	(.69) C	(.81)	(1.10) C
Net asset value, end of period	$12.07	$14.38	$15.32	$10.46	$12.51
Total Return D,E	(7.52)%	2.52%	54.88%	(10.83)%	2.86%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	1.48%	1.58%	.38%	.98%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$111,886	$117,059	$115,869	$74,904	$83,858
Portfolio turnover rate H	21%	28%	23%	35%	27%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2055 Fund Class C

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.20	$15.16	$10.38	$12.44	$13.26
Income from Investment Operations
Net investment income (loss) A,B	.11	.17	(.02)	.06	.08
Net realized and unrealized gain (loss)	(1.29)	.19	5.44	(1.36)	.16
Total from investment operations	(1.18)	.36	5.42	(1.30)	.24
Distributions from net investment income	(.15)	(.21)	(.05)	(.09)	(.13)
Distributions from net realized gain	(1.00)	(1.12)	(.59)	(.68)	(.93)
Total distributions	(1.14) C	(1.32) C	(.64)	(.76) C	(1.06)
Net asset value, end of period	$11.88	$14.20	$15.16	$10.38	$12.44
Total Return D,E	(8.01)%	2.03%	54.07%	(11.29)%	2.32%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.75%	1.75%	1.75%	1.75%	1.74% H
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.75%	1.74% H
Expenses net of all reductions	1.75%	1.75%	1.75%	1.75%	1.74% H
Net investment income (loss)	.98%	1.08%	(.12)%	.48%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$15,374	$15,942	$16,677	$9,928	$10,991
Portfolio turnover rate I	21%	28%	23%	35%	27%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2055 Fund Class I

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.61	$15.53	$10.57	$12.64	$13.43
Income from Investment Operations
Net investment income (loss) A,B	.24	.33	.12	.19	.21
Net realized and unrealized gain (loss)	(1.32)	.19	5.57	(1.39)	.15
Total from investment operations	(1.08)	.52	5.69	(1.20)	.36
Distributions from net investment income	(.23)	(.33)	(.14)	(.18)	(.22)
Distributions from net realized gain	(1.01)	(1.12)	(.59)	(.70)	(.93)
Total distributions	(1.23) C	(1.44) C	(.73)	(.87) C	(1.15)
Net asset value, end of period	$12.30	$14.61	$15.53	$10.57	$12.64
Total Return D	(6.99)%	3.00%	55.72%	(10.45)%	3.34%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	1.98%	2.08%	.88%	1.48%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$371,979	$428,209	$432,057	$273,147	$308,366
Portfolio turnover rate G	21%	28%	23%	35%	27%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2055 Fund Class Z

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$14.47	$15.40	$10.50	$12.58	$13.57
Income from Investment Operations
Net investment income (loss) B	.25	.34	.13	.20	.38
Net realized and unrealized gain (loss)	(1.30)	.20	5.53	(1.36)	(.65)
Total from investment operations	(1.05)	.54	5.66	(1.16)	(.27)
Distributions from net investment income	(.24)	(.35)	(.17)	(.20)	(.28)
Distributions from net realized gain	(1.02)	(1.12)	(.59)	(.71)	(.43)
Total distributions	(1.26)	(1.47)	(.76)	(.92) C	(.72) C
Net asset value, end of period	$12.16	$14.47	$15.40	$10.50	$12.58
Total Return E,F	(6.88)%	3.10%	55.82%	(10.28)%	(1.35)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.64%	.64%	.64%	.65% I	.65% I,J
Expenses net of fee waivers, if any	.64%	.64%	.64%	.65% I	.65% I,J
Expenses net of all reductions	.64%	.64%	.64%	.65% I	.65% I,J
Net investment income (loss)	2.08%	2.19%	.99%	1.58%	6.29% J
Supplemental Data
Net assets, end of period (000 omitted)	$42,946	$31,712	$16,623	$5,767	$428
Portfolio turnover rate K	21%	28%	23%	35%	27%

A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Calculated based on average shares outstanding during the period.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2055 Fund Class Z6

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$14.60	$15.51	$10.55	$12.62	$13.42
Income from Investment Operations
Net investment income (loss) A,B	.27	.36	.15	.22	.24
Net realized and unrealized gain (loss)	(1.32)	.21	5.57	(1.38)	.15
Total from investment operations	(1.05)	.57	5.72	(1.16)	.39
Distributions from net investment income	(.25)	(.36)	(.17)	(.21)	(.26)
Distributions from net realized gain	(1.02)	(1.12)	(.59)	(.71)	(.93)
Total distributions	(1.28) C	(1.48)	(.76)	(.91) C	(1.19)
Net asset value, end of period	$12.27	$14.60	$15.51	$10.55	$12.62
Total Return D,E	(6.81)%	3.30%	56.14%	(10.22)%	3.59%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.49%	.49%	.49%	.49%	.50% H
Expenses net of fee waivers, if any	.49%	.49%	.49%	.49%	.50% H
Expenses net of all reductions	.49%	.49%	.49%	.49%	.50% H
Net investment income (loss)	2.23%	2.34%	1.14%	1.73%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$144,024	$104,160	$61,302	$23,906	$12,968
Portfolio turnover rate I	21%	28%	23%	35%	27%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2060 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	11.8
Fidelity Series Large Cap Stock Fund	9.8
Fidelity Series International Growth Fund	7.7
Fidelity Series Overseas Fund	7.6
Fidelity Series International Value Fund	7.6
Fidelity Advisor Series Equity Growth Fund	6.8
Fidelity Series Value Discovery Fund	6.3
Fidelity Series Stock Selector Large Cap Value Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
75.3

Asset Allocation (% of Fund's net assets)

Futures - 1.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2060 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.44% to 4.79% 4/6/23 to 6/1/23 (b) (Cost $637,473)	640,000	637,622

Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	2,311,262	30,554,882
Fidelity Advisor Series Growth Opportunities Fund (c)	2,147,813	21,607,001
Fidelity Advisor Series Small Cap Fund (c)	1,101,695	12,261,868
Fidelity Series All-Sector Equity Fund (c)	1,170,125	11,045,982
Fidelity Series Commodity Strategy Fund (c)	31,904	3,172,498
Fidelity Series Large Cap Stock Fund (c)	2,516,620	44,418,346
Fidelity Series Large Cap Value Index Fund (c)	338,549	4,705,830
Fidelity Series Opportunistic Insights Fund (c)	1,690,141	26,349,300
Fidelity Series Small Cap Opportunities Fund (c)	1,224,788	14,991,408
Fidelity Series Stock Selector Large Cap Value Fund (c)	2,321,571	27,951,716
Fidelity Series Value Discovery Fund (c)	1,983,067	28,556,158
TOTAL DOMESTIC EQUITY FUNDS (Cost $230,867,694)		225,614,989

International Equity Funds - 41.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	954,201	13,110,725
Fidelity Series Emerging Markets Fund (c)	1,028,775	8,394,808
Fidelity Series Emerging Markets Opportunities Fund (c)	3,238,627	53,340,178
Fidelity Series International Growth Fund (c)	2,194,044	34,643,959
Fidelity Series International Small Cap Fund (c)	590,804	9,458,771
Fidelity Series International Value Fund (c)	3,253,477	34,551,922
Fidelity Series Overseas Fund (c)	2,884,176	34,610,109
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $186,666,630)		188,110,472

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	50,925	410,967
Fidelity Series Emerging Markets Debt Fund (c)	304,639	2,239,095
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	83,678	763,978
Fidelity Series Floating Rate High Income Fund (c)	43,628	386,978
Fidelity Series High Income Fund (c)	276,386	2,260,834
Fidelity Series International Credit Fund (c)	4,034	31,382
Fidelity Series Investment Grade Bond Fund (c)	10,981	110,795
Fidelity Series Long-Term Treasury Bond Index Fund (c)	4,199,595	26,079,487
Fidelity Series Real Estate Income Fund (c)	81,588	775,085
TOTAL BOND FUNDS (Cost $39,512,113)		33,058,601

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	758,362	758,514
Fidelity Series Government Money Market Fund 4.91% (c)(f)	4,451,183	4,451,183
Fidelity Series Short-Term Credit Fund (c)	13,464	129,926
TOTAL SHORT-TERM FUNDS (Cost $5,338,387)		5,339,623

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $463,022,297)	452,761,307
NET OTHER ASSETS (LIABILITIES) - 0.0%	(46,429)
NET ASSETS - 100.0%	452,714,878

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	87	Jun 2023	9,998,203	205,147	205,147
CBOT 5-Year U.S. Treasury Note Contracts (United States)	71	Jun 2023	7,775,055	18,138	18,138

TOTAL PURCHASED					223,285

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	15	Jun 2023	3,103,313	(145,686)	(145,686)
ICE E-mini MSCI EAFE Index Contracts (United States)	18	Jun 2023	1,886,850	(16,312)	(16,312)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	92	Jun 2023	4,579,300	(143,095)	(143,095)

TOTAL SOLD					(305,093)

TOTAL FUTURES CONTRACTS					(81,808)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $637,622.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	251,164	6,087,636	5,580,286	17,079	-	-	758,514	0.0%
Total	251,164	6,087,636	5,580,286	17,079	-	-	758,514

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	25,859,450	12,094,565	3,843,433	1,399,206	(234,271)	(3,321,429)	30,554,882
Fidelity Advisor Series Growth Opportunities Fund	17,736,820	9,951,719	3,305,548	96,615	(266,483)	(2,509,507)	21,607,001
Fidelity Advisor Series Small Cap Fund	11,737,384	4,776,546	2,650,781	982,500	(156,066)	(1,445,215)	12,261,868
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	413,795	123,720	60,152	23,189	(2,729)	(63,667)	410,967
Fidelity Series All-Sector Equity Fund	11,092,271	3,146,804	1,841,120	602,227	(163,621)	(1,188,352)	11,045,982
Fidelity Series Canada Fund	13,466,722	4,157,416	2,964,346	382,512	(96,924)	(1,452,143)	13,110,725
Fidelity Series Commodity Strategy Fund	6,166,222	4,909,957	4,087,381	3,199,511	(930,249)	(2,886,051)	3,172,498
Fidelity Series Emerging Markets Debt Fund	2,022,929	659,002	217,364	117,891	(35,825)	(189,647)	2,239,095
Fidelity Series Emerging Markets Debt Local Currency Fund	684,904	173,182	105,916	-	(10,815)	22,623	763,978
Fidelity Series Emerging Markets Fund	5,685,511	4,474,389	1,202,615	143,994	(279,686)	(282,791)	8,394,808
Fidelity Series Emerging Markets Opportunities Fund	52,507,578	18,395,167	12,480,779	1,237,095	(2,401,823)	(2,679,965)	53,340,178
Fidelity Series Floating Rate High Income Fund	413,744	126,947	138,537	25,933	(4,214)	(10,962)	386,978
Fidelity Series Government Money Market Fund 4.91%	-	5,355,562	904,379	55,511	-	-	4,451,183
Fidelity Series High Income Fund	2,504,557	692,435	689,700	135,017	(39,464)	(206,994)	2,260,834
Fidelity Series International Credit Fund	35,306	1,764	-	1,764	-	(5,688)	31,382
Fidelity Series International Growth Fund	30,778,566	10,997,146	6,146,592	1,043,209	(443,153)	(542,008)	34,643,959
Fidelity Series International Small Cap Fund	8,429,119	2,629,143	747,466	496,540	(56,211)	(795,814)	9,458,771
Fidelity Series International Value Fund	31,082,389	11,154,073	6,961,006	1,021,682	(358,054)	(365,480)	34,551,922
Fidelity Series Investment Grade Bond Fund	2,204,608	192,165	2,200,916	8,501	(93,202)	8,140	110,795
Fidelity Series Large Cap Stock Fund	40,694,947	14,112,730	7,777,553	2,434,082	(229,270)	(2,382,508)	44,418,346
Fidelity Series Large Cap Value Index Fund	4,401,581	1,445,628	712,337	162,842	(26,175)	(402,867)	4,705,830
Fidelity Series Long-Term Treasury Bond Index Fund	22,122,987	11,968,841	3,874,437	630,562	(469,382)	(3,668,522)	26,079,487
Fidelity Series Opportunistic Insights Fund	23,900,700	9,408,645	3,541,814	1,113,598	(219,810)	(3,198,421)	26,349,300
Fidelity Series Overseas Fund	30,946,442	10,047,176	5,349,391	549,395	(495,939)	(538,179)	34,610,109
Fidelity Series Real Estate Income Fund	1,478,278	351,425	842,911	99,381	(58,935)	(152,772)	775,085
Fidelity Series Short-Term Credit Fund	-	128,690	-	775	-	1,236	129,926
Fidelity Series Small Cap Opportunities Fund	14,491,882	4,868,957	2,957,745	651,440	(121,724)	(1,289,962)	14,991,408
Fidelity Series Stock Selector Large Cap Value Fund	25,972,743	9,783,469	4,944,777	1,851,479	(166,640)	(2,693,079)	27,951,716
Fidelity Series Value Discovery Fund	26,456,267	10,300,835	5,431,851	1,410,560	(141,189)	(2,627,904)	28,556,158
	413,287,702	166,428,098	85,980,847	19,877,011	(7,501,854)	(34,867,928)	451,365,171

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	637,622	-	637,622	-

Domestic Equity Funds	225,614,989	225,614,989	-	-

International Equity Funds	188,110,472	188,110,472	-	-

Bond Funds	33,058,601	33,058,601	-	-

Short-Term Funds	5,339,623	5,339,623	-	-
Total Investments in Securities:	452,761,307	452,123,685	637,622	-
Derivative Instruments:

Assets
Futures Contracts	223,285	223,285	-	-
Total Assets	223,285	223,285	-	-

Liabilities
Futures Contracts	(305,093)	(305,093)	-	-
Total Liabilities	(305,093)	(305,093)	-	-
Total Derivative Instruments:	(81,808)	(81,808)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(305,093)
Total Equity Risk	0	(305,093)
Interest Rate Risk
Futures Contracts (a)	223,285	0
Total Interest Rate Risk	223,285	0
Total Value of Derivatives	223,285	(305,093)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Advisor Freedom® 2060 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $637,473)	$637,622
Fidelity Central Funds (cost $758,514)	758,514
Other affiliated issuers (cost $461,626,310)	451,365,171

Total Investment in Securities (cost $463,022,297)		$452,761,307
Receivable for investments sold		5,260,117
Receivable for fund shares sold		1,662,455
Distributions receivable from Fidelity Central Funds		3,465
Receivable for daily variation margin on futures contracts		17,986
Total assets		459,705,330
Liabilities
Payable for investments purchased	$5,683,310
Payable for fund shares redeemed	998,743
Accrued management fee	254,598
Distribution and service plan fees payable	53,801
Total Liabilities		6,990,452
Net Assets		$452,714,878
Net Assets consist of:
Paid in capital		$469,713,194
Total accumulated earnings (loss)		(16,998,316)
Net Assets		$452,714,878

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($127,736,951 ÷ 11,413,887 shares) (a)		$11.19
Maximum offering price per share (100/94.25 of $11.19)		$11.87
Class M :
Net Asset Value and redemption price per share ($52,250,747 ÷ 4,695,285 shares) (a)		$11.13
Maximum offering price per share (100/96.50 of $11.13)		$11.53
Class C :
Net Asset Value and offering price per share ($8,649,833 ÷ 783,291 shares) (a)		$11.04
Class I :
Net Asset Value , offering price and redemption price per share ($170,159,862 ÷ 15,098,397 shares)		$11.27
Class Z :
Net Asset Value , offering price and redemption price per share ($23,813,016 ÷ 2,131,763 shares)		$11.17
Class Z6 :
Net Asset Value , offering price and redemption price per share ($70,104,469 ÷ 6,226,604 shares)		$11.26
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$11,027,938
Interest		12,890
Income from Fidelity Central Funds		17,079
Total Income		11,057,907
Expenses
Management fee	$2,851,502
Distribution and service plan fees	601,166
Independent trustees' fees and expenses	1,470
Total expenses before reductions	3,454,138
Expense reductions	(14)
Total expenses after reductions		3,454,124
Net Investment income (loss)		7,603,783
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	82
Affiliated issuers	(7,501,854)
Futures contracts	(939,568)
Capital gain distributions from underlying funds:
Affiliated issuers	8,849,073
Total net realized gain (loss)		407,733
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	146
Affiliated issuers	(34,867,928)
Futures contracts	(94,144)
Total change in net unrealized appreciation (depreciation)		(34,961,926)
Net gain (loss)		(34,554,193)
Net increase (decrease) in net assets resulting from operations		$(26,950,410)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,603,783	$7,959,268
Net realized gain (loss)	407,733	35,780,430
Change in net unrealized appreciation (depreciation)	(34,961,926)	(34,656,039)
Net increase (decrease) in net assets resulting from operations	(26,950,410)	9,083,659
Distributions to shareholders	(35,621,358)	(33,222,541)
Share transactions - net increase (decrease)	101,619,312	86,926,804
Total increase (decrease) in net assets	39,047,544	62,787,922

Net Assets
Beginning of period	413,667,334	350,879,412
End of period	$452,714,878	$413,667,334

Financial Highlights
Fidelity Advisor Freedom® 2060 Fund Class A

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.26	$14.01	$9.49	$11.31	$11.86
Income from Investment Operations
Net investment income (loss) A,B	.19	.27	.08	.14	.17
Net realized and unrealized gain (loss)	(1.19)	.16	5.01	(1.24)	.13
Total from investment operations	(1.00)	.43	5.09	(1.10)	.30
Distributions from net investment income	(.20)	(.25) C	(.11)	(.14)	(.17)
Distributions from net realized gain	(.87)	(.93) C	(.46)	(.58)	(.68)
Total distributions	(1.07)	(1.18)	(.57)	(.72)	(.85)
Net asset value, end of period	$11.19	$13.26	$14.01	$9.49	$11.31
Total Return D,E	(7.24)%	2.74%	55.28%	(10.65)%	3.09%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.75%	1.87%	.65%	1.25%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$127,737	$119,726	$113,936	$65,792	$55,732
Portfolio turnover rate H	21%	28%	24%	31%	27%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2060 Fund Class M

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.21	$13.97	$9.47	$11.29	$11.85
Income from Investment Operations
Net investment income (loss) A,B	.16	.23	.05	.11	.14
Net realized and unrealized gain (loss)	(1.19)	.17	5.00	(1.23)	.14
Total from investment operations	(1.03)	.40	5.05	(1.12)	.28
Distributions from net investment income	(.18)	(.23) C	(.09)	(.12)	(.16)
Distributions from net realized gain	(.87)	(.93) C	(.46)	(.58)	(.68)
Total distributions	(1.05)	(1.16)	(.55)	(.70)	(.84)
Net asset value, end of period	$11.13	$13.21	$13.97	$9.47	$11.29
Total Return D,E	(7.50)%	2.50%	55.00%	(10.87)%	2.82%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	1.50%	1.62%	.40%	1.00%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$52,251	$48,458	$41,642	$21,680	$19,070
Portfolio turnover rate H	21%	28%	24%	31%	27%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2060 Fund Class C

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.13	$13.92	$9.46	$11.29	$11.87
Income from Investment Operations
Net investment income (loss) A,B	.11	.16	(.01)	.06	.08
Net realized and unrealized gain (loss)	(1.19)	.16	4.98	(1.24)	.14
Total from investment operations	(1.08)	.32	4.97	(1.18)	.22
Distributions from net investment income	(.14)	(.18) C	(.05)	(.08)	(.12)
Distributions from net realized gain	(.87)	(.93) C	(.46)	(.57)	(.68)
Total distributions	(1.01)	(1.11)	(.51)	(.65)	(.80)
Net asset value, end of period	$11.04	$13.13	$13.92	$9.46	$11.29
Total Return D,E	(7.96)%	1.94%	54.14%	(11.27)%	2.33%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	1.00%	1.12%	(.10)%	.50%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$8,650	$8,195	$6,948	$4,022	$3,723
Portfolio turnover rate H	21%	28%	24%	31%	27%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2060 Fund Class I

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.34	$14.09	$9.54	$11.36	$11.90
Income from Investment Operations
Net investment income (loss) A,B	.22	.30	.11	.17	.20
Net realized and unrealized gain (loss)	(1.21)	.17	5.03	(1.24)	.13
Total from investment operations	(.99)	.47	5.14	(1.07)	.33
Distributions from net investment income	(.22)	(.28) C	(.13)	(.16)	(.20)
Distributions from net realized gain	(.87)	(.94) C	(.47)	(.59)	(.68)
Total distributions	(1.08) D	(1.22)	(.59) D	(.75)	(.87) D
Net asset value, end of period	$11.27	$13.34	$14.09	$9.54	$11.36
Total Return E	(7.05)%	3.01%	55.62%	(10.38)%	3.38%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	2.00%	2.12%	.90%	1.50%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$170,160	$177,481	$160,415	$87,182	$68,445
Portfolio turnover rate H	21%	28%	24%	31%	27%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2060 Fund Class Z

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$13.23	$14.00	$9.49	$11.32	$12.10
Income from Investment Operations
Net investment income (loss) B,C	.23	.31	.12	.18	.23
Net realized and unrealized gain (loss)	(1.19)	.17	5.02	(1.23)	(.46)
Total from investment operations	(.96)	.48	5.14	(1.05)	(.23)
Distributions from net investment income	(.23)	(.31) D	(.16)	(.18)	(.24)
Distributions from net realized gain	(.87)	(.94) D	(.47)	(.60)	(.31)
Total distributions	(1.10)	(1.25)	(.63)	(.78)	(.55)
Net asset value, end of period	$11.17	$13.23	$14.00	$9.49	$11.32
Total Return E,F	(6.91)%	3.06%	55.88%	(10.32)%	(1.34)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.64%	.64%	.65%	.65% I	.64% I,J
Expenses net of fee waivers, if any	.64%	.64%	.65%	.65% I	.64% I,J
Expenses net of all reductions	.64%	.64%	.65%	.65% I	.64% I,J
Net investment income (loss)	2.10%	2.22%	1.00%	1.60%	4.28% J
Supplemental Data
Net assets, end of period (000 omitted)	$23,813	$14,296	$5,790	$1,514	$284
Portfolio turnover rate K	21%	28%	24%	31%	27%

A For the period October 2, 2018 (commencement of sale of shares) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2060 Fund Class Z6

Years ended March 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$13.32	$14.08	$9.53	$11.36	$11.90
Income from Investment Operations
Net investment income (loss) A,B	.25	.34	.14	.20	.23
Net realized and unrealized gain (loss)	(1.20)	.17	5.04	(1.25)	.13
Total from investment operations	(.95)	.51	5.18	(1.05)	.36
Distributions from net investment income	(.24)	(.32) C	(.15)	(.19)	(.22)
Distributions from net realized gain	(.87)	(.95) C	(.48)	(.60)	(.68)
Total distributions	(1.11)	(1.27)	(.63)	(.78) D	(.90)
Net asset value, end of period	$11.26	$13.32	$14.08	$9.53	$11.36
Total Return E	(6.76)%	3.23%	56.12%	(10.24)%	3.63%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.49%	.49%	.49%	.50%	.50% H
Expenses net of fee waivers, if any	.49%	.49%	.49%	.50%	.50% H
Expenses net of all reductions	.49%	.49%	.49%	.50%	.50% H
Net investment income (loss)	2.25%	2.37%	1.15%	1.75%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$70,104	$45,511	$22,148	$6,468	$2,493
Portfolio turnover rate I	21%	28%	24%	31%	27%

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2065 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	10.8
Fidelity Series Large Cap Stock Fund	9.7
Fidelity Series International Growth Fund	7.5
Fidelity Series Overseas Fund	7.5
Fidelity Series International Value Fund	7.5
Fidelity Advisor Series Equity Growth Fund	6.6
Fidelity Series Long-Term Treasury Bond Index Fund	6.2
Fidelity Series Value Discovery Fund	6.2
Fidelity Series Stock Selector Large Cap Value Fund	6.1
Fidelity Series Opportunistic Insights Fund	5.7
73.8

Asset Allocation (% of Fund's net assets)

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2065 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 49.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (a)	438,120	5,791,950
Fidelity Advisor Series Growth Opportunities Fund (a)	407,146	4,095,889
Fidelity Advisor Series Small Cap Fund (a)	209,523	2,331,993
Fidelity Series All-Sector Equity Fund (a)	221,800	2,093,796
Fidelity Series Commodity Strategy Fund (a)	6,446	640,967
Fidelity Series Large Cap Stock Fund (a)	477,435	8,426,736
Fidelity Series Large Cap Value Index Fund (a)	64,676	898,990
Fidelity Series Opportunistic Insights Fund (a)	320,363	4,994,455
Fidelity Series Small Cap Opportunities Fund (a)	232,809	2,849,577
Fidelity Series Stock Selector Large Cap Value Fund (a)	440,686	5,305,855
Fidelity Series Value Discovery Fund (a)	376,385	5,419,937
TOTAL DOMESTIC EQUITY FUNDS (Cost $45,477,182)		42,850,145

International Equity Funds - 40.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	180,597	2,481,397
Fidelity Series Emerging Markets Fund (a)	203,282	1,658,778
Fidelity Series Emerging Markets Opportunities Fund (a)	571,752	9,416,751
Fidelity Series International Growth Fund (a)	415,208	6,556,128
Fidelity Series International Small Cap Fund (a)	112,946	1,808,258
Fidelity Series International Value Fund (a)	615,803	6,539,824
Fidelity Series Overseas Fund (a)	545,852	6,550,230
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $35,908,613)		35,011,366

Bond Funds - 9.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	65,965	532,338
Fidelity Series Emerging Markets Debt Fund (a)	15,901	116,871
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	4,292	39,188
Fidelity Series Floating Rate High Income Fund (a)	9,705	86,086
Fidelity Series International Credit Fund (a)	573	4,456
Fidelity Series Investment Grade Bond Fund (a)	191,088	1,928,076
Fidelity Series Long-Term Treasury Bond Index Fund (a)	872,990	5,421,269
Fidelity Series Real Estate Income Fund (a)	16,694	158,594
TOTAL BOND FUNDS (Cost $8,860,313)		8,286,878

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.91% (a)(c)	1,071,281	1,071,281
Fidelity Series Short-Term Credit Fund (a)	6,455	62,293
TOTAL SHORT-TERM FUNDS (Cost $1,132,985)		1,133,574

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $91,379,093)	87,281,963
NET OTHER ASSETS (LIABILITIES) - 0.0%	(11,394)
NET ASSETS - 100.0%	87,270,569

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	3,355,824	3,786,987	927,214	233,219	(104,611)	(319,036)	5,791,950
Fidelity Advisor Series Growth Opportunities Fund	2,301,541	2,823,188	717,377	16,176	(173,966)	(137,497)	4,095,889
Fidelity Advisor Series Small Cap Fund	1,522,962	1,483,313	451,285	168,080	(50,840)	(172,157)	2,331,993
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	54,273	543,167	59,617	26,850	(4,236)	(1,249)	532,338
Fidelity Series All-Sector Equity Fund	1,439,375	1,160,584	337,875	103,349	(29,299)	(138,989)	2,093,796
Fidelity Series Canada Fund	1,783,893	1,602,397	702,896	64,372	(25,839)	(176,158)	2,481,397
Fidelity Series Commodity Strategy Fund	811,258	1,216,524	748,746	535,555	(348,038)	(290,031)	640,967
Fidelity Series Emerging Markets Debt Fund	277,311	91,622	232,558	6,941	(36,346)	16,842	116,871
Fidelity Series Emerging Markets Debt Local Currency Fund	90,087	30,785	80,289	-	(11,855)	10,460	39,188
Fidelity Series Emerging Markets Fund	763,516	1,219,897	256,313	24,372	(70,239)	1,917	1,658,778
Fidelity Series Emerging Markets Opportunities Fund	7,010,387	6,068,224	2,984,814	206,002	(844,762)	167,716	9,416,751
Fidelity Series Floating Rate High Income Fund	54,236	96,380	62,433	4,473	(1,989)	(108)	86,086
Fidelity Series Government Money Market Fund 4.91%	-	2,002,185	930,904	18,668	-	-	1,071,281
Fidelity Series High Income Fund	328,328	31,547	345,788	2,891	(21,801)	7,714	-
Fidelity Series International Credit Fund	5,013	251	-	250	-	(808)	4,456
Fidelity Series International Growth Fund	4,073,578	4,107,326	1,636,875	176,465	(188,580)	200,679	6,556,128
Fidelity Series International Small Cap Fund	1,115,058	967,892	179,163	83,396	(28,617)	(66,912)	1,808,258
Fidelity Series International Value Fund	4,113,099	3,859,777	1,454,232	171,969	(67,773)	88,953	6,539,824
Fidelity Series Investment Grade Bond Fund	298,348	2,311,359	687,914	9,378	(12,382)	18,665	1,928,076
Fidelity Series Large Cap Stock Fund	5,279,380	4,876,076	1,454,407	381,371	(63,375)	(210,938)	8,426,736
Fidelity Series Large Cap Value Index Fund	571,497	504,924	117,852	27,893	(5,450)	(54,129)	898,990
Fidelity Series Long-Term Treasury Bond Index Fund	2,908,529	4,621,754	1,493,801	121,517	(278,524)	(336,689)	5,421,269
Fidelity Series Opportunistic Insights Fund	3,101,740	3,084,402	768,661	187,190	(132,290)	(290,736)	4,994,455
Fidelity Series Overseas Fund	4,095,435	4,015,331	1,602,985	92,610	(187,702)	230,151	6,550,230
Fidelity Series Real Estate Income Fund	195,074	161,401	163,781	17,850	(14,340)	(19,760)	158,594
Fidelity Series Short-Term Credit Fund	-	61,704	-	361	-	589	62,293
Fidelity Series Small Cap Opportunities Fund	1,880,385	1,672,016	518,665	105,524	(61,602)	(122,557)	2,849,577
Fidelity Series Stock Selector Large Cap Value Fund	3,370,227	3,217,557	870,206	314,470	(39,471)	(372,252)	5,305,855
Fidelity Series Value Discovery Fund	3,432,621	3,519,589	1,112,820	238,024	(31,096)	(388,357)	5,419,937
	54,232,975	59,138,159	20,899,471	3,339,216	(2,835,023)	(2,354,677)	87,281,963

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	42,850,145	42,850,145	-	-

International Equity Funds	35,011,366	35,011,366	-	-

Bond Funds	8,286,878	8,286,878	-	-

Short-Term Funds	1,133,574	1,133,574	-	-
Total Investments in Securities:	87,281,963	87,281,963	-	-

Fidelity Advisor Freedom® 2065 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $91,379,093)	$87,281,963

Total Investment in Securities (cost $91,379,093)		$87,281,963
Cash		199
Receivable for investments sold		2,086,018
Receivable for fund shares sold		509,906
Total assets		89,878,086
Liabilities
Payable for investments purchased	$1,141,572
Payable for fund shares redeemed	1,407,935
Accrued management fee	48,751
Distribution and service plan fees payable	9,259
Total Liabilities		2,607,517
Net Assets		$87,270,569
Net Assets consist of:
Paid in capital		$93,774,821
Total accumulated earnings (loss)		(6,504,252)
Net Assets		$87,270,569

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($27,360,197 ÷ 2,598,493 shares) (a)		$10.53
Maximum offering price per share (100/94.25 of $10.53)		$11.17
Class M :
Net Asset Value and redemption price per share ($7,540,433 ÷ 718,281 shares) (a)		$10.50
Maximum offering price per share (100/96.50 of $10.50)		$10.88
Class C :
Net Asset Value and offering price per share ($1,109,762 ÷ 106,119 shares) (a)		$10.46
Class I :
Net Asset Value , offering price and redemption price per share ($31,530,020 ÷ 2,981,826 shares)		$10.57
Class Z :
Net Asset Value , offering price and redemption price per share ($4,912,115 ÷ 463,663 shares)		$10.59
Class Z6 :
Net Asset Value , offering price and redemption price per share ($14,818,042 ÷ 1,396,161 shares)		$10.61
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$1,870,434
Expenses
Management fee	$463,755
Distribution and service plan fees	88,488
Independent trustees' fees and expenses	230
Total Expenses		552,473
Net Investment income (loss)		1,317,961
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(2,835,023)
Capital gain distributions from underlying funds:
Affiliated issuers	1,468,782
Total net realized gain (loss)		(1,366,241)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(2,354,677)
Total change in net unrealized appreciation (depreciation)		(2,354,677)
Net gain (loss)		(3,720,918)
Net increase (decrease) in net assets resulting from operations		$(2,402,957)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,317,961	$837,036
Net realized gain (loss)	(1,366,241)	3,706,673
Change in net unrealized appreciation (depreciation)	(2,354,677)	(4,685,857)
Net increase (decrease) in net assets resulting from operations	(2,402,957)	(142,148)
Distributions to shareholders	(4,595,508)	(2,674,101)
Share transactions - net increase (decrease)	40,043,178	30,921,156
Total increase (decrease) in net assets	33,044,713	28,104,907

Net Assets
Beginning of period	54,225,856	26,120,949
End of period	$87,270,569	$54,225,856

Financial Highlights
Fidelity Advisor Freedom® 2065 Fund Class A

Years ended March 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.30	$12.77	$8.47	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.25	.08	.12
Net realized and unrealized gain (loss)	(1.11)	.14 D	4.53	(1.48)
Total from investment operations	(.92)	.39	4.61	(1.36)
Distributions from net investment income	(.18)	(.24)	(.10)	(.13)
Distributions from net realized gain	(.67)	(.62)	(.21)	(.04)
Total distributions	(.85)	(.86)	(.31)	(.17)
Net asset value, end of period	$10.53	$12.30	$12.77	$8.47
Total Return E,F	(7.18)%	2.75%	55.16%	(13.92)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.00%	1.00%	1.00%	1.01% I,J
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.01% I,J
Expenses net of all reductions	1.00%	1.00%	1.00%	1.01% I,J
Net investment income (loss)	1.84%	1.94%	.71%	1.60% I
Supplemental Data
Net assets, end of period (000 omitted)	$27,360	$18,134	$9,613	$1,980
Portfolio turnover rate K	31%	29%	31%	33% I

A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total returns for periods of less than one year are not annualized.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2065 Fund Class M

Years ended March 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.27	$12.76	$8.47	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.22	.05	.10
Net realized and unrealized gain (loss)	(1.10)	.14 D	4.53	(1.47)
Total from investment operations	(.94)	.36	4.58	(1.37)
Distributions from net investment income	(.17)	(.24)	(.08)	(.11)
Distributions from net realized gain	(.66)	(.61)	(.20)	(.04)
Total distributions	(.83)	(.85)	(.29) E	(.16) E
Net asset value, end of period	$10.50	$12.27	$12.76	$8.47
Total Return F,G	(7.40)%	2.47%	54.73%	(14.05)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.25%	1.25%	1.25%	1.25% J
Expenses net of fee waivers, if any	1.25%	1.25%	1.25%	1.25% J
Expenses net of all reductions	1.25%	1.25%	1.25%	1.25% J
Net investment income (loss)	1.59%	1.69%	.46%	1.35% J
Supplemental Data
Net assets, end of period (000 omitted)	$7,540	$4,402	$1,230	$332
Portfolio turnover rate K	31%	29%	31%	33% J

A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2065 Fund Class C

Years ended March 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$12.73	$8.46	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11	.15	- D	.06
Net realized and unrealized gain (loss)	(1.10)	.14 E	4.51	(1.47)
Total from investment operations	(.99)	.29	4.51	(1.41)
Distributions from net investment income	(.13)	(.18)	(.04)	(.09)
Distributions from net realized gain	(.65)	(.60)	(.20)	(.04)
Total distributions	(.79) F	(.78)	(.24)	(.13)
Net asset value, end of period	$10.46	$12.24	$12.73	$8.46
Total Return G,H	(7.88)%	2.00%	53.95%	(14.38)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.75%	1.75%	1.75%	1.75% K
Expenses net of fee waivers, if any	1.75%	1.75%	1.75%	1.75% K
Expenses net of all reductions	1.75%	1.75%	1.75%	1.75% K
Net investment income (loss)	1.09%	1.19%	(.04)%	.86% K
Supplemental Data
Net assets, end of period (000 omitted)	$1,110	$774	$434	$183
Portfolio turnover rate L	31%	29%	31%	33% K

A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Total distributions per share do not sum due to rounding.

G Total returns for periods of less than one year are not annualized.

H Total returns do not include the effect of the contingent deferred sales charge.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2065 Fund Class I

Years ended March 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.34	$12.81	$8.48	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.22	.29	.11	.14
Net realized and unrealized gain (loss)	(1.12)	.13 D	4.55	(1.48)
Total from investment operations	(.90)	.42	4.66	(1.34)
Distributions from net investment income	(.20)	(.26)	(.12)	(.14)
Distributions from net realized gain	(.67)	(.63)	(.21)	(.04)
Total distributions	(.87)	(.89)	(.33)	(.18)
Net asset value, end of period	$10.57	$12.34	$12.81	$8.48
Total Return E	(6.99)%	2.94%	55.68%	(13.78)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.75%	.75%	.75%	.75% H
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75% H
Expenses net of all reductions	.75%	.75%	.75%	.75% H
Net investment income (loss)	2.09%	2.19%	.96%	1.85% H
Supplemental Data
Net assets, end of period (000 omitted)	$31,530	$21,524	$11,782	$2,383
Portfolio turnover rate I	31%	29%	31%	33% H

A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2065 Fund Class Z

Years ended March 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.37	$12.84	$8.49	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.30	.12	.15
Net realized and unrealized gain (loss)	(1.12)	.13 D	4.56	(1.48)
Total from investment operations	(.89)	.43	4.68	(1.33)
Distributions from net investment income	(.21)	(.28)	(.12)	(.14)
Distributions from net realized gain	(.68)	(.62)	(.20)	(.04)
Total distributions	(.89)	(.90)	(.33) E	(.18)
Net asset value, end of period	$10.59	$12.37	$12.84	$8.49
Total Return F	(6.89)%	3.02%	55.80%	(13.68)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.64%	.64%	.65% I	.64% J
Expenses net of fee waivers, if any	.64%	.64%	.65% I	.64% J
Expenses net of all reductions	.64%	.64%	.65% I	.64% J
Net investment income (loss)	2.19%	2.29%	1.07%	1.96% J
Supplemental Data
Net assets, end of period (000 omitted)	$4,912	$1,893	$535	$176
Portfolio turnover rate K	31%	29%	31%	33% J

A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® 2065 Fund Class Z6

Years ended March 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.39	$12.85	$8.50	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.32	.14	.15
Net realized and unrealized gain (loss)	(1.12)	.14 D	4.55	(1.47)
Total from investment operations	(.88)	.46	4.69	(1.32)
Distributions from net investment income	(.21)	(.29)	(.13)	(.14)
Distributions from net realized gain	(.68)	(.63)	(.21)	(.04)
Total distributions	(.90) E	(.92)	(.34)	(.18)
Net asset value, end of period	$10.61	$12.39	$12.85	$8.50
Total Return F	(6.79)%	3.27%	55.97%	(13.58)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49%	.49%	.49%	.50% I,J
Expenses net of fee waivers, if any	.49%	.49%	.49%	.50% I,J
Expenses net of all reductions	.49%	.49%	.49%	.50% I,J
Net investment income (loss)	2.34%	2.44%	1.22%	2.11% I
Supplemental Data
Net assets, end of period (000 omitted)	$14,818	$7,499	$2,527	$905
Portfolio turnover rate K	31%	29%	31%	33% I

A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended March 31, 2023

1. Organization.
Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund and Fidelity Advisor Freedom 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Class I, Class Z and Class Z6 shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I, Class Z and Class Z6 are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period.   Each Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The aggregate value of investments by input level as of March 31, 2023 is included at the end of each Fund's Schedule of Investments.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2023, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended March 31, 2022. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Advisor Freedom Income Fund	$183,453,531	$6,754,733	$(11,961,211)	$(5,206,478)
Fidelity Advisor Freedom 2005 Fund	106,741,878	5,089,206	(6,796,338)	(1,707,132)
Fidelity Advisor Freedom 2010 Fund	269,405,840	17,397,642	(17,303,524)	94,118
Fidelity Advisor Freedom 2015 Fund	542,928,626	52,148,963	(34,193,618)	17,955,345
Fidelity Advisor Freedom 2020 Fund	1,372,723,066	151,099,736	(102,402,333)	48,697,403
Fidelity Advisor Freedom 2025 Fund	2,316,505,255	265,477,988	(180,355,641)	85,122,347
Fidelity Advisor Freedom 2030 Fund	2,800,802,806	336,447,880	(206,407,768)	130,040,112
Fidelity Advisor Freedom 2035 Fund	2,435,323,366	339,217,305	(158,949,638)	180,267,667
Fidelity Advisor Freedom 2040 Fund	2,149,974,365	338,508,073	(119,905,769)	218,602,304
Fidelity Advisor Freedom 2045 Fund	1,583,740,437	211,102,557	(98,520,071)	112,582,486
Fidelity Advisor Freedom 2050 Fund	1,392,423,455	172,735,462	(86,514,861)	86,220,601
Fidelity Advisor Freedom 2055 Fund	954,718,147	74,306,933	(71,021,911)	3,285,022
Fidelity Advisor Freedom 2060 Fund	473,455,940	22,962,870	(43,657,503)	(20,694,633)
Fidelity Advisor Freedom 2065 Fund	94,282,567	2,286,341	(9,286,945)	(7,000,604)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Advisor Freedom Income Fund	$302,983	$-	$(3,522,269)	$(5,206,478)
Fidelity Advisor Freedom 2005 Fund	130,221	-	(2,206,550)	(1,707,132)
Fidelity Advisor Freedom 2010 Fund	500,979	-	(3,262,560)	94,118
Fidelity Advisor Freedom 2015 Fund	649,484	-	(3,990,413)	17,955,345
Fidelity Advisor Freedom 2020 Fund	902,551	-	(9,438,458)	48,697,403
Fidelity Advisor Freedom 2025 Fund	1,263,172	-	(24,613,046)	85,122,347
Fidelity Advisor Freedom 2030 Fund	976,538	-	(15,012,611)	130,040,112
Fidelity Advisor Freedom 2035 Fund	-	-	-	180,267,667
Fidelity Advisor Freedom 2040 Fund	-	-	-	218,602,304
Fidelity Advisor Freedom 2045 Fund	-	4,440,258	-	112,582,486
Fidelity Advisor Freedom 2050 Fund	-	2,309,348	-	86,220,601
Fidelity Advisor Freedom 2055 Fund	-	4,998,046	-	3,285,022
Fidelity Advisor Freedom 2060 Fund	-	4,258,728	-	(20,694,633)
Fidelity Advisor Freedom 2065 Fund	-	594,624	-	(7,000,604)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Advisor Freedom Income Fund	$(1,211,201)	$(2,311,068)	$(3,522,269)
Fidelity Advisor Freedom 2005 Fund	(1,325,904)	(880,646)	(2,206,550)
Fidelity Advisor Freedom 2010 Fund	(2,519,961)	(742,599)	(3,262,560)
Fidelity Advisor Freedom 2015 Fund	(3,990,413)	-	(3,990,413)
Fidelity Advisor Freedom 2020 Fund	(9,438,458)	-	(9,438,458)
Fidelity Advisor Freedom 2025 Fund	(24,613,046)	-	(24,613,046)
Fidelity Advisor Freedom 2030 Fund	(15,012,611)	-	(15,012,611)

Certain of the Funds intend to elect to defer to the next fiscal year ordinary losses recognized during the period January 1, 2023 to March 31, 2023. Loss deferrals were as follows:

Ordinary losses
Fidelity Advisor Freedom 2035 Fund	$(204,373)
Fidelity Advisor Freedom 2040 Fund	(2,821,403)
Fidelity Advisor Freedom 2045 Fund	(2,248,033)
Fidelity Advisor Freedom 2050 Fund	(1,863,348)
Fidelity Advisor Freedom 2055 Fund	(1,208,230)
Fidelity Advisor Freedom 2060 Fund	(562,411)
Fidelity Advisor Freedom 2065 Fund	(98,273)

The tax character of distributions paid was as follows:

March 31, 2023
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Advisor Freedom Income Fund	$6,166,261	$4,539,148	$10,705,409
Fidelity Advisor Freedom 2005 Fund	3,635,783	3,514,891	7,150,674
Fidelity Advisor Freedom 2010 Fund	8,461,993	10,803,306	19,265,299
Fidelity Advisor Freedom 2015 Fund	16,671,060	29,739,422	46,410,482
Fidelity Advisor Freedom 2020 Fund	39,806,272	87,860,953	127,667,225
Fidelity Advisor Freedom 2025 Fund	64,212,854	144,784,082	208,996,936
Fidelity Advisor Freedom 2030 Fund	69,389,862	175,049,489	244,439,351
Fidelity Advisor Freedom 2035 Fund	53,214,439	182,166,850	235,381,289
Fidelity Advisor Freedom 2040 Fund	44,522,952	187,103,006	231,625,958
Fidelity Advisor Freedom 2045 Fund	32,135,998	129,932,145	162,068,143
Fidelity Advisor Freedom 2050 Fund	27,287,885	109,120,733	136,408,618
Fidelity Advisor Freedom 2055 Fund	17,406,119	68,321,488	85,727,607
Fidelity Advisor Freedom 2060 Fund	7,974,490	27,646,868	35,621,358
Fidelity Advisor Freedom 2065 Fund	1,425,560	3,169,948	4,595,508

March 31, 2022
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Advisor Freedom Income Fund	$6,244,115	$5,862,541	$12,106,656
Fidelity Advisor Freedom 2005 Fund	4,006,677	6,937,758	10,944,435
Fidelity Advisor Freedom 2010 Fund	9,883,002	20,880,241	30,763,243
Fidelity Advisor Freedom 2015 Fund	23,924,330	54,881,168	78,805,498
Fidelity Advisor Freedom 2020 Fund	66,357,591	143,767,914	210,125,505
Fidelity Advisor Freedom 2025 Fund	108,457,493	173,190,709	281,648,202
Fidelity Advisor Freedom 2030 Fund	127,126,912	197,972,651	325,099,563
Fidelity Advisor Freedom 2035 Fund	116,371,097	168,243,379	284,614,476
Fidelity Advisor Freedom 2040 Fund	110,826,445	158,589,931	269,416,376
Fidelity Advisor Freedom 2045 Fund	77,318,795	105,952,517	183,271,312
Fidelity Advisor Freedom 2050 Fund	65,580,305	85,825,257	151,405,562
Fidelity Advisor Freedom 2055 Fund	39,738,348	50,914,240	90,652,588
Fidelity Advisor Freedom 2060 Fund	15,992,188	17,230,353	33,222,541
Fidelity Advisor Freedom 2065 Fund	1,682,611	991,490	2,674,101
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Advisor Freedom Income Fund
Equity Risk
Futures Contracts	$(226,910)	$(179,049)
Total Equity Risk	(226,910)	(179,049)
Interest Rate Risk
Futures Contracts	(246,161)	85,447
Total Interest Rate Risk	(246,161)	85,447
Totals	$(473,071)	$(93,602)
Fidelity Advisor Freedom 2005 Fund
Equity Risk
Futures Contracts	$(115,898)	$(118,187)
Total Equity Risk	(115,898)	(118,187)
Interest Rate Risk
Futures Contracts	(155,586)	53,428
Total Interest Rate Risk	(155,586)	53,428
Totals	$(271,484)	$(64,759)
Fidelity Advisor Freedom 2010 Fund
Equity Risk
Futures Contracts	$(280,108)	$(291,168)
Total Equity Risk	(280,108)	(291,168)
Interest Rate Risk
Futures Contracts	(368,578)	132,145
Total Interest Rate Risk	(368,578)	132,145
Totals	$(648,686)	$(159,023)
Fidelity Advisor Freedom 2015 Fund
Equity Risk
Futures Contracts	$(640,441)	$(608,863)
Total Equity Risk	(640,441)	(608,863)
Interest Rate Risk
Futures Contracts	(782,029)	283,111
Total Interest Rate Risk	(782,029)	283,111
Totals	$(1,422,470)	$(325,752)
Fidelity Advisor Freedom 2020 Fund
Equity Risk
Futures Contracts	$(1,509,814)	$(1,517,962)
Total Equity Risk	(1,509,814)	(1,517,962)
Interest Rate Risk
Futures Contracts	(1,944,459)	714,336
Total Interest Rate Risk	(1,944,459)	714,336
Totals	$(3,454,273)	$(803,626)
Fidelity Advisor Freedom 2025 Fund
Equity Risk
Futures Contracts	$(2,314,780)	$(2,503,246)
Total Equity Risk	(2,314,780)	(2,503,246)
Interest Rate Risk
Futures Contracts	(3,214,408)	1,215,317
Total Interest Rate Risk	(3,214,408)	1,215,317
Totals	$(5,529,188)	$(1,287,929)
Fidelity Advisor Freedom 2030 Fund
Equity Risk
Futures Contracts	$(2,714,090)	$(2,856,169)
Total Equity Risk	(2,714,090)	(2,856,169)
Interest Rate Risk
Futures Contracts	(3,741,330)	1,478,139
Total Interest Rate Risk	(3,741,330)	1,478,139
Totals	$(6,455,420)	$(1,378,030)
Fidelity Advisor Freedom 2035 Fund
Equity Risk
Futures Contracts	$(2,773,420)	$(2,144,172)
Total Equity Risk	(2,773,420)	(2,144,172)
Interest Rate Risk
Futures Contracts	(3,287,819)	1,323,722
Total Interest Rate Risk	(3,287,819)	1,323,722
Totals	$(6,061,239)	$(820,450)
Fidelity Advisor Freedom 2040 Fund
Equity Risk
Futures Contracts	$(2,592,372)	$(1,607,520)
Total Equity Risk	(2,592,372)	(1,607,520)
Interest Rate Risk
Futures Contracts	(2,973,443)	1,198,757
Total Interest Rate Risk	(2,973,443)	1,198,757
Totals	$(5,565,815)	$(408,763)
Fidelity Advisor Freedom 2045 Fund
Equity Risk
Futures Contracts	$(1,867,644)	$(1,171,699)
Total Equity Risk	(1,867,644)	(1,171,699)
Interest Rate Risk
Futures Contracts	(2,095,446)	862,601
Total Interest Rate Risk	(2,095,446)	862,601
Totals	$(3,963,090)	$(309,098)
Fidelity Advisor Freedom 2050 Fund
Equity Risk
Futures Contracts	$(1,545,250)	$(1,079,550)
Total Equity Risk	(1,545,250)	(1,079,550)
Interest Rate Risk
Futures Contracts	(1,800,450)	746,523
Total Interest Rate Risk	(1,800,450)	746,523
Totals	$(3,345,700)	$(333,027)
Fidelity Advisor Freedom 2055 Fund
Equity Risk
Futures Contracts	$(977,101)	$(693,902)
Total Equity Risk	(977,101)	(693,902)
Interest Rate Risk
Futures Contracts	(1,152,577)	482,641
Total Interest Rate Risk	(1,152,577)	482,641
Totals	$(2,129,678)	$(211,261)
Fidelity Advisor Freedom 2060 Fund
Equity Risk
Futures Contracts	$(434,720)	$(317,429)
Total Equity Risk	(434,720)	(317,429)
Interest Rate Risk
Futures Contracts	(504,848)	223,285
Total Interest Rate Risk	(504,848)	223,285
Totals	$(939,568)	$(94,144)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Freedom Income Fund	49,575,662	69,605,158
Fidelity Advisor Freedom 2005 Fund	27,033,752	54,511,013
Fidelity Advisor Freedom 2010 Fund	56,879,839	93,872,544
Fidelity Advisor Freedom 2015 Fund	123,565,301	214,180,121
Fidelity Advisor Freedom 2020 Fund	318,457,673	547,691,374
Fidelity Advisor Freedom 2025 Fund	537,917,510	767,255,718
Fidelity Advisor Freedom 2030 Fund	665,361,768	754,107,750
Fidelity Advisor Freedom 2035 Fund	577,403,046	613,880,347
Fidelity Advisor Freedom 2040 Fund	510,899,883	535,990,569
Fidelity Advisor Freedom 2045 Fund	390,909,935	374,159,817
Fidelity Advisor Freedom 2050 Fund	360,874,862	308,146,149
Fidelity Advisor Freedom 2055 Fund	267,314,928	192,436,408
Fidelity Advisor Freedom 2060 Fund	166,428,098	85,980,847
Fidelity Advisor Freedom 2065 Fund	59,138,159	20,899,471
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract . Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Advisor Freedom 2065 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I)	Annual % of Class-Level Average Net Assets (Classes Z, Z6)
Fidelity Advisor Freedom Income Fund	.465%	.415%
Fidelity Advisor Freedom 2005 Fund	.465%	.415%
Fidelity Advisor Freedom 2010 Fund	.491%	.435%
Fidelity Advisor Freedom 2015 Fund	.533%	.468%
Fidelity Advisor Freedom 2020 Fund	.576%	.503%
Fidelity Advisor Freedom 2025 Fund	.618%	.538%
Fidelity Advisor Freedom 2030 Fund	.661%	.573%
Fidelity Advisor Freedom 2035 Fund	.703%	.608%
Fidelity Advisor Freedom 2040 Fund	.746%	.643%
Fidelity Advisor Freedom 2045 Fund	.746%	.643%
Fidelity Advisor Freedom 2050 Fund	.746%	.643%
Fidelity Advisor Freedom 2055 Fund	.746%	.643%
Fidelity Advisor Freedom 2060 Fund	.746%	.643%
Fidelity Advisor Freedom 2065 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class Z6 of each Fund as necessary so that Class Z6 total expenses do not exceed certain amounts of Class Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class Z6)
Fidelity Advisor Freedom Income Fund	.365%
Fidelity Advisor Freedom 2005 Fund	.365%
Fidelity Advisor Freedom 2010 Fund	.377%
Fidelity Advisor Freedom 2015 Fund	.396%
Fidelity Advisor Freedom 2020 Fund	.415%
Fidelity Advisor Freedom 2025 Fund	.435%
Fidelity Advisor Freedom 2030 Fund	.454%
Fidelity Advisor Freedom 2035 Fund	.474%
Fidelity Advisor Freedom 2040 Fund	.493%
Fidelity Advisor Freedom 2045 Fund	.493%
Fidelity Advisor Freedom 2050 Fund	.493%
Fidelity Advisor Freedom 2055 Fund	.493%
Fidelity Advisor Freedom 2060 Fund	.493%
Fidelity Advisor Freedom 2065 Fund	.493%

Effective April 1, 2023, under the expense contract, the investment adviser will pay class-level expenses for Class Z6 of each Fund as necessary so that Class Z6 total expenses do not exceed certain amounts of Class Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class Z6)
Fidelity Advisor Freedom Income Fund	.24%
Fidelity Advisor Freedom 2005 Fund	.24%
Fidelity Advisor Freedom 2010 Fund	.25%
Fidelity Advisor Freedom 2015 Fund	.27%
Fidelity Advisor Freedom 2020 Fund	.30%
Fidelity Advisor Freedom 2025 Fund	.34%
Fidelity Advisor Freedom 2030 Fund	.37%
Fidelity Advisor Freedom 2035 Fund	.41%
Fidelity Advisor Freedom 2040 Fund	.44%
Fidelity Advisor Freedom 2045 Fund	.45%
Fidelity Advisor Freedom 2050 Fund	.45%
Fidelity Advisor Freedom 2055 Fund	.45%
Fidelity Advisor Freedom 2060 Fund	.45%
Fidelity Advisor Freedom 2065 Fund	.45%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Advisor Freedom Income Fund
Class A	-%	.25%	$165,648	$10,403
Class M	.25%	.25%	139,970	589
Class C	.75%	.25%	52,785	5,803
			$358,403	$16,795
Fidelity Advisor Freedom 2005 Fund
Class A	-%	.25%	$123,395	$2,867
Class M	.25%	.25%	96,982	230
Class C	.75%	.25%	7,736	459
			$228,113	$3,556
Fidelity Advisor Freedom 2010 Fund
Class A	-%	.25%	$287,713	$2,213
Class M	.25%	.25%	259,734	1,099
Class C	.75%	.25%	28,039	3,106
			$575,486	$6,418
Fidelity Advisor Freedom 2015 Fund
Class A	-%	.25%	$671,902	$9,924
Class M	.25%	.25%	457,622	1,713
Class C	.75%	.25%	103,349	5,116
			$1,232,873	$16,753
Fidelity Advisor Freedom 2020 Fund
Class A	-%	.25%	$1,534,783	$47,030
Class M	.25%	.25%	1,127,940	7,114
Class C	.75%	.25%	292,443	21,860
			$2,955,166	$76,004
Fidelity Advisor Freedom 2025 Fund
Class A	-%	.25%	$2,440,953	$97,554
Class M	.25%	.25%	1,772,106	9,240
Class C	.75%	.25%	384,831	41,482
			$4,597,890	$148,276
Fidelity Advisor Freedom 2030 Fund
Class A	-%	.25%	$2,729,901	$108,468
Class M	.25%	.25%	2,074,932	14,548
Class C	.75%	.25%	506,605	60,974
			$5,311,438	$183,990
Fidelity Advisor Freedom 2035 Fund
Class A	-%	.25%	$2,329,508	$68,485
Class M	.25%	.25%	1,809,250	13,011
Class C	.75%	.25%	393,557	56,624
			$4,532,315	$138,120
Fidelity Advisor Freedom 2040 Fund
Class A	-%	.25%	$2,096,917	$66,648
Class M	.25%	.25%	1,691,688	11,722
Class C	.75%	.25%	364,997	41,576
			$4,153,602	$119,946
Fidelity Advisor Freedom 2045 Fund
Class A	-%	.25%	$1,318,258	$46,898
Class M	.25%	.25%	1,101,442	7,620
Class C	.75%	.25%	244,797	31,798
			$2,664,497	$86,316
Fidelity Advisor Freedom 2050 Fund
Class A	-%	.25%	$1,122,377	$34,803
Class M	.25%	.25%	894,458	6,081
Class C	.75%	.25%	255,987	34,910
			$2,272,822	$75,794
Fidelity Advisor Freedom 2055 Fund
Class A	-%	.25%	$656,938	$18,477
Class M	.25%	.25%	533,614	3,974
Class C	.75%	.25%	143,099	22,712
			$1,333,651	$45,163
Fidelity Advisor Freedom 2060 Fund
Class A	-%	.25%	$288,982	$11,627
Class M	.25%	.25%	233,992	1,149
Class C	.75%	.25%	78,192	19,204
			$601,166	$31,980
Fidelity Advisor Freedom 2065 Fund
Class A	-%	.25%	$52,075	$1,381
Class M	.25%	.25%	27,772	125
Class C	.75%	.25%	8,641	5,462
			$88,488	$6,968

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Advisor Freedom Income Fund
Class A	$10,584
Class M	400
Class C A	309
$11,293
Fidelity Advisor Freedom 2005 Fund
Class A	$2,323
Class M	228
Class C A	121
$2,672
Fidelity Advisor Freedom 2010 Fund
Class A	$3,570
Class M	795
Class C A	43
$4,408
Fidelity Advisor Freedom 2015 Fund
Class A	$8,621
Class M	1,719
Class C A	306
$10,646
Fidelity Advisor Freedom 2020 Fund
Class A	$16,437
Class M	6,077
Class C A	2,627
$25,141
Fidelity Advisor Freedom 2025 Fund
Class A	$40,047
Class M	12,978
Class C A	4,329
$57,354
Fidelity Advisor Freedom 2030 Fund
Class A	$76,706
Class M	17,328
Class C A	6,852
$100,886
Fidelity Advisor Freedom 2035 Fund
Class A	$62,913
Class M	16,160
Class C A	5,757
$84,830
Fidelity Advisor Freedom 2040 Fund
Class A	$85,492
Class M	16,740
Class C A	2,928
$105,160
Fidelity Advisor Freedom 2045 Fund
Class A	$60,946
Class M	9,263
Class C A	3,688
$73,897
Fidelity Advisor Freedom 2050 Fund
Class A	$80,382
Class M	10,157
Class C A	3,934
$94,473
Fidelity Advisor Freedom 2055 Fund
Class A	$56,042
Class M	6,976
Class C A	2,999
$66,017
Fidelity Advisor Freedom 2060 Fund
Class A	$45,854
Class M	4,728
Class C A	2,399
$52,981
Fidelity Advisor Freedom 2065 Fund
Class A	$24,465
Class M	2,068
Class C A	315
$26,848

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Advisor Freedom Income Fund	4,025,237	138,468
Fidelity Advisor Freedom 2005 Fund	2,552,730	78,710
Fidelity Advisor Freedom 2010 Fund	5,004,220	157,160
Fidelity Advisor Freedom 2015 Fund	8,960,932	293,596
Fidelity Advisor Freedom 2020 Fund	18,388,301	597,716
Fidelity Advisor Freedom 2025 Fund	24,406,231	853,469
Fidelity Advisor Freedom 2030 Fund	20,970,164	767,615

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Net Assets.

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Advisor Freedom Income Fund	18,957,388	1,694,537
Fidelity Advisor Freedom 2005 Fund	11,474,844	1,085,981
Fidelity Advisor Freedom 2010 Fund	23,030,177	2,201,485
Fidelity Advisor Freedom 2015 Fund	43,467,087	4,111,441
Fidelity Advisor Freedom 2020 Fund	91,893,601	8,042,241
Fidelity Advisor Freedom 2025 Fund	124,166,517	9,056,074
Fidelity Advisor Freedom 2030 Fund	109,994,429	6,403,309
Fidelity Advisor Freedom 2035 Fund	27,351,772	1,779,843
Fidelity Advisor Freedom 2040 Fund	30,309,863	2,126,636
Fidelity Advisor Freedom 2045 Fund	21,195,409	1,418,194
Fidelity Advisor Freedom 2050 Fund	17,928,790	1,128,509
Fidelity Advisor Freedom 2055 Fund	10,996,868	656,557
Fidelity Advisor Freedom 2060 Fund	4,427,881	225,709
Fidelity Advisor Freedom 2065 Fund	458,298	12 ,635
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Fidelity Advisor Freedom Income Fund	$13	$-
Class M	-	74
Fidelity Advisor Freedom 2005 Fund	23	-
Class M	-	48
Fidelity Advisor Freedom 2010 Fund	10	-
Fidelity Advisor Freedom 2015 Fund	11	-
Class M	-	112
Fidelity Advisor Freedom 2020 Fund	6	-
Class M	-	1,169
Fidelity Advisor Freedom 2025 Fund	4	-
Class M	-	2,084
Fidelity Advisor Freedom 2030 Fund	4	-
Class M	-	1,802
Fidelity Advisor Freedom 2035 Fund	4	-
Class M	-	1,962
Fidelity Advisor Freedom 2040 Fund	5	-
Class M	-	1,290
Fidelity Advisor Freedom 2045 Fund	6	-
Class M	-	793
Fidelity Advisor Freedom 2050 Fund	7	-
Class M	-	313
Fidelity Advisor Freedom 2055 Fund	9	-
Class M	-	140
Fidelity Advisor Freedom 2060 Fund	14	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:
	Year ended March 31, 2023	Year ended March 31, 2022
Fidelity Advisor Freedom Income Fund
Distributions to shareholders
Class A	$3,720,523	$3,806,285
Class M	1,508,056	1,680,370
Class C	264,746	354,845
Class I	3,938,337	4,626,656
Class Z	468,463	432,446
Class Z6	805,284	1,206,054
Total	$10,705,409	$12,106,656
Fidelity Advisor Freedom 2005 Fund
Distributions to shareholders
Class A	$3,018,276	$4,893,849
Class M	1,100,528	1,453,459
Class C	39,912	74,934
Class I	2,264,991	3,644,777
Class Z	371,178	455,321
Class Z6	355,789	422,095
Total	$7,150,674	$10,944,435
Fidelity Advisor Freedom 2010 Fund
Distributions to shareholders
Class A	$7,734,986	$12,942,091
Class M	3,375,687	5,540,074
Class C	167,197	425,333
Class I	6,038,578	9,711,835
Class Z	600,016	685,779
Class Z6	1,348,835	1,458,131
Total	$19,265,299	$30,763,243
Fidelity Advisor Freedom 2015 Fund
Distributions to shareholders
Class A	$20,443,822	$35,089,484
Class M	6,754,138	12,061,077
Class C	737,600	1,554,843
Class I	14,131,008	24,540,604
Class Z	1,884,621	2,399,529
Class Z6	2,459,293	3,159,961
Total	$46,410,482	$78,805,498
Fidelity Advisor Freedom 2020 Fund
Distributions to shareholders
Class A	$51,386,167	$86,282,220
Class M	18,338,977	29,939,249
Class C	2,371,554	4,479,288
Class I	41,241,213	73,486,234
Class Z	5,386,277	5,184,261
Class Z6	8,943,037	10,754,253
Total	$127,667,225	$210,125,505
Fidelity Advisor Freedom 2025 Fund
Distributions to shareholders
Class A	$81,442,030	$112,906,269
Class M	28,339,745	38,051,486
Class C	3,043,781	4,740,698
Class I	71,617,618	104,035,173
Class Z	8,833,536	7,072,309
Class Z6	15,720,226	14,842,267
Total	$208,996,936	$281,648,202
Fidelity Advisor Freedom 2030 Fund
Distributions to shareholders
Class A	$90,284,094	$121,306,750
Class M	33,541,239	45,921,993
Class C	3,999,193	5,999,786
Class I	88,552,608	125,504,164
Class Z	9,311,102	7,542,987
Class Z6	18,751,115	18,823,883
Total	$244,439,351	$325,099,563
Fidelity Advisor Freedom 2035 Fund
Distributions to shareholders
Class A	$84,359,188	$105,176,629
Class M	32,338,714	39,581,594
Class C	3,551,224	4,598,978
Class I	86,390,472	111,471,958
Class Z	9,071,529	6,618,867
Class Z6	19,670,162	17,166,450
Total	$235,381,289	$284,614,476
Fidelity Advisor Freedom 2040 Fund
Distributions to shareholders
Class A	$83,015,949	$97,724,975
Class M	32,728,433	38,870,682
Class C	3,541,416	4,823,072
Class I	84,713,694	106,118,735
Class Z	8,359,895	5,700,590
Class Z6	19,266,571	16,178,322
Total	$231,625,958	$269,416,376
Fidelity Advisor Freedom 2045 Fund
Distributions to shareholders
Class A	$51,576,090	$60,682,638
Class M	21,275,105	24,631,095
Class C	2,371,939	2,953,949
Class I	63,783,353	77,811,429
Class Z	6,694,337	4,253,210
Class Z6	16,367,319	12,938,991
Total	$162,068,143	$183,271,312
Fidelity Advisor Freedom 2050 Fund
Distributions to shareholders
Class A	$42,739,720	$47,964,071
Class M	16,843,086	19,027,598
Class C	2,429,315	2,876,945
Class I	55,467,370	67,433,812
Class Z	4,855,265	3,195,028
Class Z6	14,073,862	10,908,108
Total	$136,408,618	$151,405,562
Fidelity Advisor Freedom 2055 Fund
Distributions to shareholders
Class A	$24,810,489	$26,515,169
Class M	9,917,017	10,661,468
Class C	1,303,849	1,450,264
Class I	36,063,948	43,134,192
Class Z	3,323,861	1,954,846
Class Z6	10,308,443	6,936,649
Total	$85,727,607	$90,652,588
Fidelity Advisor Freedom 2060 Fund
Distributions to shareholders
Class A	$10,233,965	$9,707,065
Class M	4,086,174	3,681,352
Class C	670,022	624,766
Class I	14,629,468	15,853,518
Class Z	1,539,003	749,134
Class Z6	4,462,726	2,606,706
Total	$35,621,358	$33,222,541
Fidelity Advisor Freedom 2065 Fund
Distributions to shareholders
Class A	$1,477,259	$910,579
Class M	373,566	168,886
Class C	57,122	34,691
Class I	1,786,675	1,189,352
Class Z	202,090	66,373
Class Z6	698,796	304,220
Total	$4,595,508	$2,674,101
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2023	Year ended March 31, 2022	Year ended March 31, 2023	Year ended March 31, 2022
Fidelity Advisor Freedom Income Fund
Class A
Shares sold	1,562,636	1,795,386	$15,389,429	$20,496,306
Reinvestment of distributions	370,100	323,582	3,610,857	3,695,390
Shares redeemed	(2,325,063)	(1,558,349)	(22,914,801)	(17,817,349)
Net increase (decrease)	(392,327)	560,619	$(3,914,515)	$6,374,347
Class M
Shares sold	410,852	603,361	$4,028,805	$6,895,580
Reinvestment of distributions	154,068	146,308	1,499,903	1,667,714
Shares redeemed	(786,568)	(930,849)	(7,680,516)	(10,598,517)
Net increase (decrease)	(221,648)	(181,180)	$(2,151,808)	$(2,035,223)
Class C
Shares sold	34,358	144,668	$334,765	$1,652,517
Reinvestment of distributions	24,662	28,922	238,411	328,255
Shares redeemed	(190,850)	(300,660)	(1,859,950)	(3,412,688)
Net increase (decrease)	(131,830)	(127,070)	$(1,286,774)	$(1,431,916)
Class I
Shares sold	1,805,467	2,184,795	$18,077,770	$25,184,849
Reinvestment of distributions	399,580	394,038	3,916,991	4,517,010
Shares redeemed	(3,599,171)	(2,868,350)	(35,336,656)	(32,821,613)
Net increase (decrease)	(1,394,124)	(289,517)	$(13,341,895)	$(3,119,754)
Class Z
Shares sold	705,859	303,202	$6,967,102	$3,472,111
Reinvestment of distributions	42,791	23,601	414,942	270,452
Shares redeemed	(309,492)	(450,073)	(3,065,336)	(5,163,944)
Net increase (decrease)	439,158	(123,270)	$4,316,708	$(1,421,381)
Class Z6
Shares sold	746,200	686,975	$7,319,757	$7,859,412
Reinvestment of distributions	81,315	105,032	794,846	1,202,861
Shares redeemed	(709,143)	(1,551,252)	(6,922,357)	(17,703,550)
Net increase (decrease)	118,372	(759,245)	$1,192,246	$(8,641,277)
Fidelity Advisor Freedom 2005 Fund
Class A
Shares sold	615,902	917,559	$6,244,157	$10,689,695
Reinvestment of distributions	290,217	402,523	2,888,447	4,706,048
Shares redeemed	(2,322,790)	(1,885,203)	(23,610,077)	(22,348,244)
Net increase (decrease)	(1,416,671)	(565,121)	$(14,477,473)	$(6,952,501)
Class M
Shares sold	267,481	303,051	$2,710,708	$3,553,028
Reinvestment of distributions	110,857	124,303	1,098,657	1,450,918
Shares redeemed	(424,530)	(354,805)	(4,210,483)	(4,217,343)
Net increase (decrease)	(46,192)	72,549	$(401,118)	$786,603
Class C
Shares sold	4,363	17,982	$44,078	$214,355
Reinvestment of distributions	3,980	6,335	39,912	74,310
Shares redeemed	(37,950)	(42,957)	(382,365)	(511,116)
Net increase (decrease)	(29,607)	(18,640)	$(298,375)	$(222,451)
Class I
Shares sold	651,697	1,077,635	$6,625,022	$12,846,260
Reinvestment of distributions	225,915	309,159	2,262,610	3,641,515
Shares redeemed	(1,952,266)	(1,816,463)	(19,774,225)	(21,805,618)
Net increase (decrease)	(1,074,654)	(429,669)	$(10,886,593)	$(5,317,843)
Class Z
Shares sold	348,106	344,373	$3,579,192	$4,116,478
Reinvestment of distributions	37,475	36,151	371,178	421,535
Shares redeemed	(313,567)	(191,088)	(3,141,129)	(2,196,417)
Net increase (decrease)	72,014	189,436	$809,241	$2,341,596
Class Z6
Shares sold	355,511	382,829	$3,582,780	$4,551,187
Reinvestment of distributions	35,766	35,915	354,105	420,149
Shares redeemed	(265,932)	(269,751)	(2,666,596)	(3,152,643)
Net increase (decrease)	125,345	148,993	$1,270,289	$1,818,693
Fidelity Advisor Freedom 2010 Fund
Class A
Shares sold	830,931	1,220,705	$8,507,621	$14,988,785
Reinvestment of distributions	746,783	1,046,478	7,575,143	12,728,244
Shares redeemed	(2,970,111)	(3,409,250)	(30,317,566)	(42,218,089)
Net increase (decrease)	(1,392,397)	(1,142,067)	$(14,234,802)	$(14,501,060)
Class M
Shares sold	382,378	583,291	$3,892,859	$7,148,676
Reinvestment of distributions	334,286	456,780	3,371,723	5,523,061
Shares redeemed	(1,267,913)	(1,303,599)	(12,870,543)	(16,022,718)
Net increase (decrease)	(551,249)	(263,528)	$(5,605,961)	$(3,350,981)
Class C
Shares sold	28,189	132,362	$284,436	$1,627,993
Reinvestment of distributions	16,502	35,194	166,797	424,926
Shares redeemed	(208,602)	(312,188)	(2,158,254)	(3,838,821)
Net increase (decrease)	(163,911)	(144,632)	$(1,707,021)	$(1,785,902)
Class I
Shares sold	1,031,127	1,971,932	$10,671,641	$24,458,666
Reinvestment of distributions	590,056	775,627	6,002,755	9,461,412
Shares redeemed	(2,637,063)	(2,862,733)	(27,227,270)	(35,595,288)
Net increase (decrease)	(1,015,880)	(115,174)	$(10,552,874)	$(1,675,210)
Class Z
Shares sold	387,674	245,313	$4,026,773	$2,995,729
Reinvestment of distributions	59,601	56,196	599,206	680,413
Shares redeemed	(254,907)	(74,233)	(2,592,293)	(899,596)
Net increase (decrease)	192,368	227,276	$2,033,686	$2,776,546
Class Z6
Shares sold	633,145	941,904	$6,460,718	$11,610,636
Reinvestment of distributions	128,910	120,149	1,299,926	1,456,509
Shares redeemed	(440,247)	(319,341)	(4,502,326)	(3,947,501)
Net increase (decrease)	321,808	742,712	$3,258,318	$9,119,644
Fidelity Advisor Freedom 2015 Fund
Class A
Shares sold	1,984,439	2,601,184	$19,699,542	$32,154,482
Reinvestment of distributions	2,037,550	2,850,580	20,212,520	34,696,319
Shares redeemed	(6,347,429)	(8,395,329)	(63,012,779)	(104,109,568)
Net increase (decrease)	(2,325,440)	(2,943,565)	$(23,100,717)	$(37,258,767)
Class M
Shares sold	750,796	966,016	$7,465,655	$11,918,447
Reinvestment of distributions	680,761	991,965	6,734,031	12,028,176
Shares redeemed	(2,525,367)	(3,146,462)	(25,057,841)	(38,456,317)
Net increase (decrease)	(1,093,810)	(1,188,481)	$(10,858,155)	$(14,509,694)
Class C
Shares sold	51,267	92,208	$506,278	$1,131,540
Reinvestment of distributions	74,919	128,707	737,407	1,554,795
Shares redeemed	(274,011)	(764,572)	(2,705,801)	(9,396,197)
Net increase (decrease)	(147,825)	(543,657)	$(1,462,116)	$(6,709,862)
Class I
Shares sold	1,845,675	3,291,469	$18,599,308	$41,233,735
Reinvestment of distributions	1,397,675	1,970,148	14,013,918	24,193,367
Shares redeemed	(6,814,840)	(6,069,268)	(68,686,225)	(76,008,489)
Net increase (decrease)	(3,571,490)	(807,651)	$(36,072,999)	$(10,581,387)
Class Z
Shares sold	1,247,788	773,674	$12,665,750	$9,535,464
Reinvestment of distributions	188,737	189,716	1,867,040	2,306,888
Shares redeemed	(978,476)	(496,294)	(9,650,512)	(5,964,023)
Net increase (decrease)	458,049	467,096	$4,882,278	$5,878,329
Class Z6
Shares sold	1,454,886	1,269,246	$14,571,174	$15,692,340
Reinvestment of distributions	244,711	255,952	2,428,272	3,123,788
Shares redeemed	(1,424,880)	(768,451)	(14,278,447)	(9,559,229)
Net increase (decrease)	274,717	756,747	$2,720,999	$9,256,899
Fidelity Advisor Freedom 2020 Fund
Class A
Shares sold	6,188,783	8,001,544	$68,516,989	$112,003,580
Reinvestment of distributions	4,592,763	6,173,046	50,475,284	84,848,608
Shares redeemed	(16,330,476)	(18,261,601)	(180,408,667)	(253,962,340)
Net increase (decrease)	(5,548,930)	(4,087,011)	$(61,416,394)	$(57,110,152)
Class M
Shares sold	1,988,423	2,093,774	$21,937,509	$29,129,358
Reinvestment of distributions	1,663,690	2,171,622	18,272,969	29,821,300
Shares redeemed	(5,077,497)	(5,381,594)	(55,635,308)	(74,725,835)
Net increase (decrease)	(1,425,384)	(1,116,198)	$(15,424,830)	$(15,775,177)
Class C
Shares sold	196,591	463,525	$2,149,725	$6,425,966
Reinvestment of distributions	212,210	320,107	2,306,246	4,351,670
Shares redeemed	(839,192)	(1,582,555)	(9,089,802)	(21,784,727)
Net increase (decrease)	(430,391)	(798,923)	$(4,633,831)	$(11,007,091)
Class I
Shares sold	5,550,457	7,526,464	$62,228,180	$106,336,725
Reinvestment of distributions	3,687,082	5,195,518	41,003,855	72,078,630
Shares redeemed	(18,378,940)	(17,080,051)	(206,169,689)	(239,924,268)
Net increase (decrease)	(9,141,401)	(4,358,069)	$(102,937,654)	$(61,508,913)
Class Z
Shares sold	3,759,255	2,041,666	$42,213,945	$27,606,558
Reinvestment of distributions	490,894	375,167	5,368,006	5,155,807
Shares redeemed	(2,110,026)	(1,007,552)	(23,393,369)	(13,906,577)
Net increase (decrease)	2,140,123	1,409,281	$24,188,582	$18,855,788
Class Z6
Shares sold	3,736,993	3,780,110	$41,110,651	$52,563,161
Reinvestment of distributions	809,096	774,842	8,897,027	10,680,609
Shares redeemed	(3,808,639)	(2,429,057)	(41,794,780)	(34,267,030)
Net increase (decrease)	737,450	2,125,895	$8,212,898	$28,976,740
Fidelity Advisor Freedom 2025 Fund
Class A
Shares sold	12,350,129	14,843,699	$142,263,167	$215,764,470
Reinvestment of distributions	7,032,859	7,769,145	80,503,267	111,559,984
Shares redeemed	(25,334,166)	(23,534,135)	(291,040,709)	(341,456,717)
Net increase (decrease)	(5,951,178)	(921,291)	$(68,274,275)	$(14,132,263)
Class M
Shares sold	4,089,790	4,555,410	$47,636,567	$66,179,579
Reinvestment of distributions	2,467,563	2,639,497	28,306,481	37,970,526
Shares redeemed	(6,999,189)	(6,565,927)	(80,119,078)	(94,946,463)
Net increase (decrease)	(441,836)	628,980	$(4,176,030)	$9,203,642
Class C
Shares sold	470,753	507,178	$5,310,881	$7,204,340
Reinvestment of distributions	264,627	329,374	2,965,439	4,630,357
Shares redeemed	(1,070,056)	(1,508,874)	(11,975,290)	(21,383,347)
Net increase (decrease)	(334,676)	(672,322)	$(3,698,970)	$(9,548,650)
Class I
Shares sold	11,542,433	15,111,463	$135,001,123	$221,898,507
Reinvestment of distributions	6,158,260	7,011,786	71,376,837	101,838,140
Shares redeemed	(26,480,997)	(24,576,851)	(308,366,964)	(358,685,175)
Net increase (decrease)	(8,780,304)	(2,453,602)	$(101,989,004)	$(34,948,528)
Class Z
Shares sold	5,922,778	3,493,164	$69,776,313	$50,262,837
Reinvestment of distributions	774,401	489,000	8,829,310	7,032,045
Shares redeemed	(2,713,386)	(1,157,440)	(31,548,555)	(16,635,267)
Net increase (decrease)	3,983,793	2,824,724	$47,057,068	$40,659,615
Class Z6
Shares sold	6,490,207	7,056,042	$75,459,582	$101,842,347
Reinvestment of distributions	1,346,671	1,025,564	15,461,515	14,821,433
Shares redeemed	(5,574,530)	(3,538,893)	(63,920,925)	(52,148,192)
Net increase (decrease)	2,262,348	4,542,713	$27,000,172	$64,515,588
Fidelity Advisor Freedom 2030 Fund
Class A
Shares sold	14,408,265	13,822,101	$181,063,667	$220,104,948
Reinvestment of distributions	7,132,917	7,599,964	89,152,763	119,751,540
Shares redeemed	(20,194,727)	(19,306,197)	(253,291,255)	(307,169,091)
Net increase (decrease)	1,346,455	2,115,868	$16,925,175	$32,687,397
Class M
Shares sold	4,550,862	4,848,926	$56,830,664	$76,673,190
Reinvestment of distributions	2,699,495	2,931,924	33,480,185	45,831,859
Shares redeemed	(7,114,204)	(6,748,400)	(88,137,811)	(106,326,732)
Net increase (decrease)	136,153	1,032,450	$2,173,038	$16,178,317
Class C
Shares sold	627,264	667,794	$7,665,718	$10,424,536
Reinvestment of distributions	326,533	390,019	3,967,724	5,981,415
Shares redeemed	(1,088,880)	(1,431,321)	(13,220,752)	(22,099,836)
Net increase (decrease)	(135,083)	(373,508)	$(1,587,310)	$(5,693,885)
Class I
Shares sold	14,183,917	16,865,921	$179,490,310	$270,400,901
Reinvestment of distributions	7,003,619	7,638,759	88,246,497	121,228,263
Shares redeemed	(27,153,501)	(23,245,186)	(343,827,350)	(371,389,658)
Net increase (decrease)	(5,965,965)	1,259,494	$(76,090,543)	$20,239,506
Class Z
Shares sold	6,430,715	3,243,909	$81,809,816	$50,713,338
Reinvestment of distributions	749,232	477,841	9,284,474	7,515,038
Shares redeemed	(2,298,585)	(750,032)	(29,255,936)	(11,709,511)
Net increase (decrease)	4,881,362	2,971,718	$61,838,354	$46,518,865
Class Z6
Shares sold	8,346,322	7,111,192	$105,363,697	$112,484,451
Reinvestment of distributions	1,492,302	1,186,411	18,621,557	18,733,705
Shares redeemed	(5,476,626)	(3,853,356)	(68,264,357)	(61,820,231)
Net increase (decrease)	4,361,998	4,444,247	$55,720,897	$69,397,925
Fidelity Advisor Freedom 2035 Fund
Class A
Shares sold	12,981,674	12,639,290	$162,518,951	$203,032,281
Reinvestment of distributions	6,738,111	6,550,338	83,581,413	104,192,772
Shares redeemed	(17,791,930)	(17,587,270)	(222,138,332)	(281,137,226)
Net increase (decrease)	1,927,855	1,602,358	$23,962,032	$26,087,827
Class M
Shares sold	4,490,330	4,595,080	$55,152,319	$72,829,152
Reinvestment of distributions	2,648,850	2,525,083	32,319,464	39,570,181
Shares redeemed	(5,063,084)	(6,159,903)	(61,961,672)	(97,066,919)
Net increase (decrease)	2,076,096	960,260	$25,510,111	$15,332,414
Class C
Shares sold	593,691	571,508	$7,018,983	$8,781,884
Reinvestment of distributions	297,650	299,156	3,524,185	4,564,782
Shares redeemed	(795,760)	(1,100,176)	(9,516,378)	(16,947,905)
Net increase (decrease)	95,581	(229,512)	$1,026,790	$(3,601,239)
Class I
Shares sold	13,500,552	15,108,021	$170,801,223	$244,137,633
Reinvestment of distributions	6,860,802	6,659,932	86,047,899	107,042,090
Shares redeemed	(23,439,886)	(20,486,686)	(295,893,735)	(330,105,610)
Net increase (decrease)	(3,078,532)	1,281,267	$(39,044,613)	$21,074,113
Class Z
Shares sold	4,998,981	3,430,032	$63,330,911	$53,716,746
Reinvestment of distributions	733,681	415,251	9,071,241	6,614,577
Shares redeemed	(2,042,675)	(644,670)	(26,132,944)	(10,016,750)
Net increase (decrease)	3,689,987	3,200,613	$46,269,208	$50,314,573
Class Z6
Shares sold	7,720,208	7,378,883	$97,055,270	$117,971,579
Reinvestment of distributions	1,563,403	1,064,523	19,501,068	17,079,175
Shares redeemed	(4,893,963)	(2,982,246)	(60,874,804)	(48,333,157)
Net increase (decrease)	4,389,648	5,461,160	$55,681,534	$86,717,597
Fidelity Advisor Freedom 2040 Fund
Class A
Shares sold	10,804,443	9,666,804	$145,953,115	$170,336,699
Reinvestment of distributions	6,130,299	5,530,248	82,047,000	96,572,949
Shares redeemed	(13,792,894)	(13,417,705)	(185,438,465)	(236,121,655)
Net increase (decrease)	3,141,848	1,779,347	$42,561,650	$30,787,993
Class M
Shares sold	3,746,505	3,504,478	$50,196,620	$61,132,334
Reinvestment of distributions	2,464,507	2,242,880	32,679,560	38,815,134
Shares redeemed	(4,765,304)	(5,055,734)	(63,792,170)	(88,129,523)
Net increase (decrease)	1,445,708	691,624	$19,084,010	$11,817,945
Class C
Shares sold	413,338	342,532	$5,324,076	$5,785,079
Reinvestment of distributions	275,163	286,356	3,529,731	4,806,804
Shares redeemed	(595,815)	(1,280,882)	(7,685,846)	(21,705,622)
Net increase (decrease)	92,686	(651,994)	$1,167,961	$(11,113,739)
Class I
Shares sold	12,007,112	12,901,795	$164,293,349	$229,290,722
Reinvestment of distributions	6,246,555	5,806,370	84,468,789	102,366,066
Shares redeemed	(21,022,211)	(17,314,005)	(286,313,771)	(304,667,629)
Net increase (decrease)	(2,768,544)	1,394,160	$(37,551,633)	$26,989,159
Class Z
Shares sold	4,364,792	2,517,597	$59,969,594	$43,143,811
Reinvestment of distributions	626,930	325,175	8,358,110	5,683,696
Shares redeemed	(1,925,348)	(425,531)	(26,363,395)	(7,272,198)
Net increase (decrease)	3,066,374	2,417,241	$41,964,309	$41,555,309
Class Z6
Shares sold	6,935,717	5,901,761	$94,146,397	$102,603,778
Reinvestment of distributions	1,428,724	918,701	19,209,070	16,155,135
Shares redeemed	(4,062,555)	(2,607,021)	(54,672,927)	(46,192,189)
Net increase (decrease)	4,301,886	4,213,441	$58,682,540	$72,566,724
Fidelity Advisor Freedom 2045 Fund
Class A
Shares sold	11,155,970	9,649,837	$118,567,515	$133,898,979
Reinvestment of distributions	4,865,350	4,387,075	51,334,761	60,377,531
Shares redeemed	(13,835,348)	(13,879,621)	(147,715,001)	(191,796,789)
Net increase (decrease)	2,185,972	157,291	$22,187,275	$2,479,721
Class M
Shares sold	3,898,187	3,881,450	$40,931,713	$53,085,927
Reinvestment of distributions	2,043,899	1,812,474	21,268,985	24,625,600
Shares redeemed	(4,515,109)	(4,953,325)	(47,251,282)	(67,551,694)
Net increase (decrease)	1,426,977	740,599	$14,949,416	$10,159,833
Class C
Shares sold	395,979	338,793	$4,045,834	$4,539,630
Reinvestment of distributions	232,149	221,870	2,359,375	2,947,984
Shares redeemed	(601,355)	(748,315)	(6,100,263)	(10,031,652)
Net increase (decrease)	26,773	(187,652)	$304,946	$(2,544,038)
Class I
Shares sold	14,073,111	14,731,521	$151,762,596	$205,890,352
Reinvestment of distributions	5,955,078	5,338,558	63,521,981	74,182,170
Shares redeemed	(20,898,049)	(18,238,078)	(224,625,261)	(251,890,540)
Net increase (decrease)	(869,860)	1,832,001	$(9,340,684)	$28,181,982
Class Z
Shares sold	4,182,350	2,892,354	$45,336,944	$38,467,997
Reinvestment of distributions	639,693	308,832	6,694,337	4,253,210
Shares redeemed	(2,149,894)	(680,322)	(23,532,836)	(9,060,906)
Net increase (decrease)	2,672,149	2,520,864	$28,498,445	$33,660,301
Class Z6
Shares sold	9,124,853	7,025,548	$98,048,602	$96,049,813
Reinvestment of distributions	1,534,234	930,148	16,306,420	12,905,402
Shares redeemed	(4,705,848)	(2,962,249)	(49,992,543)	(41,556,813)
Net increase (decrease)	5,953,239	4,993,447	$64,362,479	$67,398,402
Fidelity Advisor Freedom 2050 Fund
Class A
Shares sold	10,863,499	9,176,782	$115,718,545	$127,260,936
Reinvestment of distributions	4,017,116	3,461,784	42,496,422	47,682,530
Shares redeemed	(11,087,698)	(11,390,502)	(118,101,775)	(158,037,343)
Net increase (decrease)	3,792,917	1,248,064	$40,113,192	$16,906,123
Class M
Shares sold	3,774,064	3,255,783	$39,848,145	$44,677,606
Reinvestment of distributions	1,607,443	1,394,626	16,839,531	19,025,895
Shares redeemed	(3,921,402)	(3,939,776)	(41,168,225)	(54,171,513)
Net increase (decrease)	1,460,105	710,633	$15,519,451	$9,531,988
Class C
Shares sold	385,071	397,166	$3,962,819	$5,355,491
Reinvestment of distributions	235,845	213,969	2,415,830	2,861,315
Shares redeemed	(565,254)	(693,023)	(5,809,974)	(9,354,142)
Net increase (decrease)	55,662	(81,888)	$568,675	$(1,137,336)
Class I
Shares sold	13,457,750	13,837,779	$145,561,736	$193,954,871
Reinvestment of distributions	5,174,845	4,642,288	55,311,411	64,556,686
Shares redeemed	(19,101,063)	(16,287,591)	(205,904,935)	(225,297,053)
Net increase (decrease)	(468,468)	2,192,476	$(5,031,788)	$33,214,504
Class Z
Shares sold	3,618,845	2,176,883	$39,357,288	$29,147,980
Reinvestment of distributions	459,696	231,494	4,854,892	3,194,274
Shares redeemed	(1,719,526)	(499,554)	(18,831,169)	(6,776,658)
Net increase (decrease)	2,359,015	1,908,823	$25,381,011	$25,565,596
Class Z6
Shares sold	8,153,127	5,666,290	$87,481,064	$77,356,949
Reinvestment of distributions	1,319,144	784,936	14,031,429	10,898,640
Shares redeemed	(3,698,536)	(2,354,156)	(39,232,256)	(32,888,925)
Net increase (decrease)	5,773,735	4,097,070	$62,280,237	$55,366,664
Fidelity Advisor Freedom 2055 Fund
Class A
Shares sold	7,128,392	6,047,361	$85,417,897	$94,061,450
Reinvestment of distributions	2,067,627	1,699,532	24,595,889	26,282,591
Shares redeemed	(6,687,326)	(7,410,663)	(79,931,546)	(116,078,823)
Net increase (decrease)	2,508,693	336,230	$30,082,240	$4,265,218
Class M
Shares sold	2,557,287	2,048,088	$30,373,061	$31,591,967
Reinvestment of distributions	841,114	695,148	9,910,438	10,655,831
Shares redeemed	(2,270,596)	(2,164,034)	(26,874,604)	(33,226,040)
Net increase (decrease)	1,127,805	579,202	$13,408,895	$9,021,758
Class C
Shares sold	263,724	184,863	$3,054,989	$2,822,609
Reinvestment of distributions	111,976	95,560	1,301,920	1,447,609
Shares redeemed	(204,790)	(257,433)	(2,399,456)	(3,936,635)
Net increase (decrease)	170,910	22,990	$1,957,453	$333,583
Class I
Shares sold	10,132,396	9,748,871	$122,411,373	$152,891,293
Reinvestment of distributions	2,999,487	2,604,091	35,916,691	40,542,999
Shares redeemed	(12,184,643)	(10,867,107)	(147,569,979)	(167,636,529)
Net increase (decrease)	947,240	1,485,855	$10,758,085	$25,797,763
Class Z
Shares sold	2,310,319	1,329,081	$28,268,488	$19,938,182
Reinvestment of distributions	281,125	126,627	3,323,152	1,954,101
Shares redeemed	(1,249,240)	(344,080)	(15,122,223)	(5,261,472)
Net increase (decrease)	1,342,204	1,111,628	$16,469,417	$16,630,811
Class Z6
Shares sold	6,028,360	4,125,096	$72,564,886	$62,937,893
Reinvestment of distributions	863,286	445,662	10,287,229	6,930,540
Shares redeemed	(2,286,914)	(1,386,778)	(27,146,998)	(21,734,644)
Net increase (decrease)	4,604,732	3,183,980	$55,705,117	$48,133,789
Fidelity Advisor Freedom 2060 Fund
Class A
Shares sold	4,949,097	3,681,057	$54,359,698	$52,208,260
Reinvestment of distributions	933,889	681,702	10,183,693	9,625,475
Shares redeemed	(3,494,914)	(3,466,895)	(38,333,247)	(49,556,224)
Net increase (decrease)	2,388,072	895,864	$26,210,144	$12,277,511
Class M
Shares sold	1,842,001	1,402,238	$20,133,668	$19,821,893
Reinvestment of distributions	376,268	261,610	4,086,174	3,681,352
Shares redeemed	(1,191,740)	(976,114)	(12,997,437)	(13,806,821)
Net increase (decrease)	1,026,529	687,734	$11,222,405	$9,696,424
Class C
Shares sold	207,371	174,681	$2,267,597	$2,453,258
Reinvestment of distributions	61,655	44,344	665,788	621,155
Shares redeemed	(109,740)	(94,288)	(1,207,077)	(1,303,013)
Net increase (decrease)	159,286	124,737	$1,726,308	$1,771,400
Class I
Shares sold	6,955,016	6,265,081	$77,052,218	$89,508,673
Reinvestment of distributions	1,331,946	1,051,695	14,616,984	14,928,853
Shares redeemed	(6,494,834)	(5,396,444)	(72,216,310)	(75,963,700)
Net increase (decrease)	1,792,128	1,920,332	$19,452,892	$28,473,826
Class Z
Shares sold	1,539,192	761,337	$17,174,031	$10,453,007
Reinvestment of distributions	141,823	53,093	1,538,783	748,976
Shares redeemed	(629,465)	(147,840)	(6,921,876)	(2,048,091)
Net increase (decrease)	1,051,550	666,590	$11,790,938	$9,153,892
Class Z6
Shares sold	3,787,516	2,215,217	$41,778,882	$30,863,126
Reinvestment of distributions	407,666	183,640	4,453,691	2,605,912
Shares redeemed	(1,384,274)	(556,195)	(15,015,948)	(7,915,287)
Net increase (decrease)	2,810,908	1,842,662	$31,216,625	$25,553,751
Fidelity Advisor Freedom 2065 Fund
Class A
Shares sold	1,705,015	1,118,899	$17,607,271	$14,612,128
Reinvestment of distributions	144,524	69,461	1,477,079	910,391
Shares redeemed	(724,997)	(466,915)	(7,496,917)	(6,116,986)
Net increase (decrease)	1,124,542	721,445	$11,587,433	$9,405,533
Class M
Shares sold	549,131	450,420	$5,628,235	$5,901,108
Reinvestment of distributions	36,634	12,880	373,566	168,886
Shares redeemed	(226,143)	(201,021)	(2,317,388)	(2,580,427)
Net increase (decrease)	359,622	262,279	$3,684,413	$3,489,567
Class C
Shares sold	56,077	35,879	$576,145	$465,084
Reinvestment of distributions	5,604	2,656	57,122	34,691
Shares redeemed	(18,768)	(9,375)	(187,343)	(120,185)
Net increase (decrease)	42,913	29,160	$445,924	$379,590
Class I
Shares sold	2,437,717	1,387,882	$25,272,051	$18,214,568
Reinvestment of distributions	174,265	89,922	1,786,675	1,182,012
Shares redeemed	(1,373,907)	(654,012)	(14,327,834)	(8,493,003)
Net increase (decrease)	1,238,075	823,792	$12,730,892	$10,903,577
Class Z
Shares sold	415,982	134,242	$4,343,554	$1,725,588
Reinvestment of distributions	19,718	5,032	201,872	66,373
Shares redeemed	(125,007)	(27,985)	(1,306,847)	(363,025)
Net increase (decrease)	310,693	111,289	$3,238,579	$1,428,936
Class Z6
Shares sold	1,137,952	543,282	$11,869,453	$7,084,877
Reinvestment of distributions	68,028	23,040	698,576	304,205
Shares redeemed	(415,143)	(157,667)	(4,212,092)	(2,075,129)
Net increase (decrease)	790,837	408,655	$8,355,937	$5,313,953
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund	Fidelity Advisor Freedom 2045 Fund	Fidelity Advisor Freedom 2050 Fund
Fidelity Advisor Series Equity Growth Fund	13%	14%	15%	11%	10%
Fidelity Advisor Series Growth Opportunities Fund	13%	14%	15%	11%	10%
Fidelity Advisor Series Small Cap Fund	13%	14%	15%	11%	10%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Advisor Series Equity Growth Fund	90%
Fidelity Advisor Series Growth Opportunities Fund	90%
Fidelity Advisor Series Small Cap Fund	90%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Aberdeen Street Trust and the Shareholders of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, and Fidelity Advisor Freedom 2065 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, and Fidelity Advisor Freedom 2065 Fund (the "Funds"), each a fund of Fidelity Aberdeen Street Trust, including the schedules of investments, as of March 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for the financial highlights for Fidelity Advisor Freedom 2065 Fund, which are for each of the three years in the period then ended and for the period from June 28, 2019 (commencement of operations) through March 31, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 12, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. If the interests of a fund and an underlying Fidelity ® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 293 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
William Irving (1964)
Year of Election or Appointment: 2023
Vice President
Mr. Irving also serves as Vice President of other funds. Mr. Irving serves as Head of Fidelity Asset Management Solutions (2022-present) and is an employee of Fidelity Investments. Mr. Irving serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2023-present) and President, Director, or Vice President of certain other Fidelity entities. Previously, Mr. Irving served as Chief Investment Officer (CIO) in the Global Asset Allocation division (2020-2022).  Prior to that, he was Managing Director of Research in the Global Asset Allocation division (2018-2020) and portfolio manager of certain Fidelity ® funds (2004-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period- C October 1, 2022 to March 31, 2023
Fidelity Advisor Freedom® Income Fund
Class A	.71%
Actual		$ 1,000	$ 1,067.80	$ 3.66
Hypothetical- B		$ 1,000	$ 1,021.39	$ 3.58
Class M	.96%
Actual		$ 1,000	$ 1,066.60	$ 4.95
Hypothetical- B		$ 1,000	$ 1,020.14	$ 4.84
Class C	1.47%
Actual		$ 1,000	$ 1,063.40	$ 7.56
Hypothetical- B		$ 1,000	$ 1,017.60	$ 7.39
Class I	.46%
Actual		$ 1,000	$ 1,069.90	$ 2.37
Hypothetical- B		$ 1,000	$ 1,022.64	$ 2.32
Class Z	.42%
Actual		$ 1,000	$ 1,069.50	$ 2.17
Hypothetical- B		$ 1,000	$ 1,022.84	$ 2.12
Class Z6 **	.36%
Actual		$ 1,000	$ 1,069.50	$ 1.86
Hypothetical- B		$ 1,000	$ 1,023.14	$ 1.82
Fidelity Advisor Freedom® 2005 Fund
Class A	.72%
Actual		$ 1,000	$ 1,070.00	$ 3.72
Hypothetical- B		$ 1,000	$ 1,021.34	$ 3.63
Class M	.97%
Actual		$ 1,000	$ 1,069.60	$ 5.01
Hypothetical- B		$ 1,000	$ 1,020.09	$ 4.89
Class C	1.46%
Actual		$ 1,000	$ 1,067.00	$ 7.52
Hypothetical- B		$ 1,000	$ 1,017.65	$ 7.34
Class I	.47%
Actual		$ 1,000	$ 1,072.80	$ 2.43
Hypothetical- B		$ 1,000	$ 1,022.59	$ 2.37
Class Z	.41%
Actual		$ 1,000	$ 1,073.00	$ 2.12
Hypothetical- B		$ 1,000	$ 1,022.89	$ 2.07
Class Z6 **	.36%
Actual		$ 1,000	$ 1,072.40	$ 1.86
Hypothetical- B		$ 1,000	$ 1,023.14	$ 1.82
Fidelity Advisor Freedom® 2010 Fund
Class A	.74%
Actual		$ 1,000	$ 1,084.60	$ 3.85
Hypothetical- B		$ 1,000	$ 1,021.24	$ 3.73
Class M	.99%
Actual		$ 1,000	$ 1,084.20	$ 5.14
Hypothetical- B		$ 1,000	$ 1,020.00	$ 4.99
Class C	1.49%
Actual		$ 1,000	$ 1,081.20	$ 7.73
Hypothetical- B		$ 1,000	$ 1,017.50	$ 7.49
Class I	.49%
Actual		$ 1,000	$ 1,086.40	$ 2.55
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47
Class Z	.43%
Actual		$ 1,000	$ 1,086.80	$ 2.24
Hypothetical- B		$ 1,000	$ 1,022.79	$ 2.17
Class Z6 **	.38%
Actual		$ 1,000	$ 1,087.10	$ 1.98
Hypothetical- B		$ 1,000	$ 1,023.04	$ 1.92
Fidelity Advisor Freedom® 2015 Fund
Class A	.78%
Actual		$ 1,000	$ 1,099.20	$ 4.08
Hypothetical- B		$ 1,000	$ 1,021.04	$ 3.93
Class M	1.03%
Actual		$ 1,000	$ 1,098.40	$ 5.39
Hypothetical- B		$ 1,000	$ 1,019.80	$ 5.19
Class C	1.53%
Actual		$ 1,000	$ 1,094.70	$ 7.99
Hypothetical- B		$ 1,000	$ 1,017.30	$ 7.70
Class I	.53%
Actual		$ 1,000	$ 1,101.00	$ 2.78
Hypothetical- B		$ 1,000	$ 1,022.29	$ 2.67
Class Z	.47%
Actual		$ 1,000	$ 1,101.80	$ 2.46
Hypothetical- B		$ 1,000	$ 1,022.59	$ 2.37
Class Z6 **	.40%
Actual		$ 1,000	$ 1,101.10	$ 2.10
Hypothetical- B		$ 1,000	$ 1,022.94	$ 2.02
Fidelity Advisor Freedom® 2020 Fund
Class A	.83%
Actual		$ 1,000	$ 1,113.90	$ 4.37
Hypothetical- B		$ 1,000	$ 1,020.79	$ 4.18
Class M	1.08%
Actual		$ 1,000	$ 1,112.90	$ 5.69
Hypothetical- B		$ 1,000	$ 1,019.55	$ 5.44
Class C	1.58%
Actual		$ 1,000	$ 1,109.90	$ 8.31
Hypothetical- B		$ 1,000	$ 1,017.05	$ 7.95
Class I	.58%
Actual		$ 1,000	$ 1,116.40	$ 3.06
Hypothetical- B		$ 1,000	$ 1,022.04	$ 2.92
Class Z	.50%
Actual		$ 1,000	$ 1,116.30	$ 2.64
Hypothetical- B		$ 1,000	$ 1,022.44	$ 2.52
Class Z6 **	.42%
Actual		$ 1,000	$ 1,116.20	$ 2.22
Hypothetical- B		$ 1,000	$ 1,022.84	$ 2.12
Fidelity Advisor Freedom® 2025 Fund
Class A	.87%
Actual		$ 1,000	$ 1,123.50	$ 4.61
Hypothetical- B		$ 1,000	$ 1,020.59	$ 4.38
Class M	1.12%
Actual		$ 1,000	$ 1,123.40	$ 5.93
Hypothetical- B		$ 1,000	$ 1,019.35	$ 5.64
Class C	1.62%
Actual		$ 1,000	$ 1,120.00	$ 8.56
Hypothetical- B		$ 1,000	$ 1,016.85	$ 8.15
Class I	.62%
Actual		$ 1,000	$ 1,124.90	$ 3.28
Hypothetical- B		$ 1,000	$ 1,021.84	$ 3.13
Class Z	.54%
Actual		$ 1,000	$ 1,126.10	$ 2.86
Hypothetical- B		$ 1,000	$ 1,022.24	$ 2.72
Class Z6 **	.43%
Actual		$ 1,000	$ 1,126.90	$ 2.28
Hypothetical- B		$ 1,000	$ 1,022.79	$ 2.17
Fidelity Advisor Freedom® 2030 Fund
Class A	.91%
Actual		$ 1,000	$ 1,132.20	$ 4.84
Hypothetical- B		$ 1,000	$ 1,020.39	$ 4.58
Class M	1.16%
Actual		$ 1,000	$ 1,130.40	$ 6.16
Hypothetical- B		$ 1,000	$ 1,019.15	$ 5.84
Class C	1.66%
Actual		$ 1,000	$ 1,128.20	$ 8.81
Hypothetical- B		$ 1,000	$ 1,016.65	$ 8.35
Class I	.66%
Actual		$ 1,000	$ 1,133.80	$ 3.51
Hypothetical- B		$ 1,000	$ 1,021.64	$ 3.33
Class Z	.57%
Actual		$ 1,000	$ 1,134.40	$ 3.03
Hypothetical- B		$ 1,000	$ 1,022.09	$ 2.87
Class Z6 **	.45%
Actual		$ 1,000	$ 1,135.10	$ 2.40
Hypothetical- B		$ 1,000	$ 1,022.69	$ 2.27
Fidelity Advisor Freedom® 2035 Fund
Class A	.95%
Actual		$ 1,000	$ 1,149.50	$ 5.09
Hypothetical- B		$ 1,000	$ 1,020.19	$ 4.78
Class M	1.20%
Actual		$ 1,000	$ 1,148.50	$ 6.43
Hypothetical- B		$ 1,000	$ 1,018.95	$ 6.04
Class C	1.70%
Actual		$ 1,000	$ 1,145.80	$ 9.09
Hypothetical- B		$ 1,000	$ 1,016.45	$ 8.55
Class I	.70%
Actual		$ 1,000	$ 1,151.40	$ 3.75
Hypothetical- B		$ 1,000	$ 1,021.44	$ 3.53
Class Z	.61%
Actual		$ 1,000	$ 1,152.10	$ 3.27
Hypothetical- B		$ 1,000	$ 1,021.89	$ 3.07
Class Z6 **	.47%
Actual		$ 1,000	$ 1,152.50	$ 2.52
Hypothetical- B		$ 1,000	$ 1,022.59	$ 2.37
Fidelity Advisor Freedom® 2040 Fund
Class A	1.00%
Actual		$ 1,000	$ 1,168.40	$ 5.41
Hypothetical- B		$ 1,000	$ 1,019.95	$ 5.04
Class M	1.25%
Actual		$ 1,000	$ 1,167.20	$ 6.75
Hypothetical- B		$ 1,000	$ 1,018.70	$ 6.29
Class C	1.75%
Actual		$ 1,000	$ 1,164.00	$ 9.44
Hypothetical- B		$ 1,000	$ 1,016.21	$ 8.80
Class I	.75%
Actual		$ 1,000	$ 1,169.10	$ 4.06
Hypothetical- B		$ 1,000	$ 1,021.19	$ 3.78
Class Z	.64%
Actual		$ 1,000	$ 1,169.70	$ 3.46
Hypothetical- B		$ 1,000	$ 1,021.74	$ 3.23
Class Z6 **	.49%
Actual		$ 1,000	$ 1,170.90	$ 2.65
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47
Fidelity Advisor Freedom® 2045 Fund
Class A	1.00%
Actual		$ 1,000	$ 1,171.60	$ 5.41
Hypothetical- B		$ 1,000	$ 1,019.95	$ 5.04
Class M	1.25%
Actual		$ 1,000	$ 1,168.90	$ 6.76
Hypothetical- B		$ 1,000	$ 1,018.70	$ 6.29
Class C	1.74%
Actual		$ 1,000	$ 1,166.50	$ 9.40
Hypothetical- B		$ 1,000	$ 1,016.26	$ 8.75
Class I	.75%
Actual		$ 1,000	$ 1,171.40	$ 4.06
Hypothetical- B		$ 1,000	$ 1,021.19	$ 3.78
Class Z	.64%
Actual		$ 1,000	$ 1,171.80	$ 3.47
Hypothetical- B		$ 1,000	$ 1,021.74	$ 3.23
Class Z6 **	.49%
Actual		$ 1,000	$ 1,173.30	$ 2.65
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47
Fidelity Advisor Freedom® 2050 Fund
Class A	1.00%
Actual		$ 1,000	$ 1,170.80	$ 5.41
Hypothetical- B		$ 1,000	$ 1,019.95	$ 5.04
Class M	1.25%
Actual		$ 1,000	$ 1,169.50	$ 6.76
Hypothetical- B		$ 1,000	$ 1,018.70	$ 6.29
Class C	1.75%
Actual		$ 1,000	$ 1,166.00	$ 9.45
Hypothetical- B		$ 1,000	$ 1,016.21	$ 8.80
Class I	.75%
Actual		$ 1,000	$ 1,171.70	$ 4.06
Hypothetical- B		$ 1,000	$ 1,021.19	$ 3.78
Class Z	.64%
Actual		$ 1,000	$ 1,172.90	$ 3.47
Hypothetical- B		$ 1,000	$ 1,021.74	$ 3.23
Class Z6 **	.49%
Actual		$ 1,000	$ 1,173.90	$ 2.66
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47
Fidelity Advisor Freedom® 2055 Fund
Class A	1.00%
Actual		$ 1,000	$ 1,170.20	$ 5.41
Hypothetical- B		$ 1,000	$ 1,019.95	$ 5.04
Class M	1.25%
Actual		$ 1,000	$ 1,169.00	$ 6.76
Hypothetical- B		$ 1,000	$ 1,018.70	$ 6.29
Class C	1.75%
Actual		$ 1,000	$ 1,166.00	$ 9.45
Hypothetical- B		$ 1,000	$ 1,016.21	$ 8.80
Class I	.75%
Actual		$ 1,000	$ 1,172.70	$ 4.06
Hypothetical- B		$ 1,000	$ 1,021.19	$ 3.78
Class Z	.64%
Actual		$ 1,000	$ 1,173.00	$ 3.47
Hypothetical- B		$ 1,000	$ 1,021.74	$ 3.23
Class Z6 **	.49%
Actual		$ 1,000	$ 1,173.90	$ 2.66
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47
Fidelity Advisor Freedom® 2060 Fund
Class A	1.00%
Actual		$ 1,000	$ 1,170.80	$ 5.41
Hypothetical- B		$ 1,000	$ 1,019.95	$ 5.04
Class M	1.25%
Actual		$ 1,000	$ 1,170.00	$ 6.76
Hypothetical- B		$ 1,000	$ 1,018.70	$ 6.29
Class C	1.75%
Actual		$ 1,000	$ 1,166.00	$ 9.45
Hypothetical- B		$ 1,000	$ 1,016.21	$ 8.80
Class I	.75%
Actual		$ 1,000	$ 1,172.40	$ 4.06
Hypothetical- B		$ 1,000	$ 1,021.19	$ 3.78
Class Z	.64%
Actual		$ 1,000	$ 1,173.30	$ 3.47
Hypothetical- B		$ 1,000	$ 1,021.74	$ 3.23
Class Z6 **	.49%
Actual		$ 1,000	$ 1,174.20	$ 2.66
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47
Fidelity Advisor Freedom® 2065 Fund
Class A	1.00%
Actual		$ 1,000	$ 1,171.10	$ 5.41
Hypothetical- B		$ 1,000	$ 1,019.95	$ 5.04
Class M	1.25%
Actual		$ 1,000	$ 1,170.10	$ 6.76
Hypothetical- B		$ 1,000	$ 1,018.70	$ 6.29
Class C	1.75%
Actual		$ 1,000	$ 1,166.60	$ 9.45
Hypothetical- B		$ 1,000	$ 1,016.21	$ 8.80
Class I	.75%
Actual		$ 1,000	$ 1,172.00	$ 4.06
Hypothetical- B		$ 1,000	$ 1,021.19	$ 3.78
Class Z	.64%
Actual		$ 1,000	$ 1,172.90	$ 3.47
Hypothetical- B		$ 1,000	$ 1,021.74	$ 3.23
Class Z6 **	.49%
Actual		$ 1,000	$ 1,173.30	$ 2.65
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective April 1, 2023, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity Advisor Freedom® Income Fund
Class Z6	.24%
Actual		$ 1.24
Hypothetical - B		$ 1.21
Fidelity Advisor Freedom® 2005 Fund
Class Z6	.24%
Actual		$ 1.24
Hypothetical - B		$ 1.21
Fidelity Advisor Freedom® 2010 Fund
Class Z6	.25%
Actual		$ 1.30
Hypothetical - B		$ 1.26
Fidelity Advisor Freedom® 2015 Fund
Class Z6	.27%
Actual		$ 1.41
Hypothetical - B		$ 1.36
Fidelity Advisor Freedom® 2020 Fund
Class Z6	.30%
Actual		$ 1.58
Hypothetical - B		$ 1.51
Fidelity Advisor Freedom® 2025 Fund
Class Z6	.34%
Actual		$ 1.80
Hypothetical - B		$ 1.72
Fidelity Advisor Freedom® 2030 Fund
Class Z6	.37%
Actual		$ 1.97
Hypothetical - B		$ 1.87
Fidelity Advisor Freedom® 2035 Fund
Class Z6	.41%
Actual		$ 2.20
Hypothetical - B		$ 2.07
Fidelity Advisor Freedom® 2040 Fund
Class Z6	.44%
Actual		$ 2.38
Hypothetical - B		$ 2.22
Fidelity Advisor Freedom® 2045 Fund
Class Z6	.45%
Actual		$ 2.44
Hypothetical - B		$ 2.27
Fidelity Advisor Freedom® 2050 Fund
Class Z6	.45%
Actual		$ 2.44
Hypothetical - B		$ 2.27
Fidelity Advisor Freedom® 2055 Fund
Class Z6	.45%
Actual		$ 2.44
Hypothetical - B		$ 2.27
Fidelity Advisor Freedom® 2060 Fund
Class Z6	.45%
Actual		$ 2.44
Hypothetical - B		$ 2.27
Fidelity Advisor Freedom® 2065 Fund
Class Z6	.45%
Actual		$ 2.44
Hypothetical - B		$ 2.27

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2023, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Freedom 2035 Fund	$503,623
Fidelity Advisor Freedom 2040 Fund	$922,842
Fidelity Advisor Freedom 2045 Fund	$6,821,377
Fidelity Advisor Freedom 2050 Fund	$3,670,024
Fidelity Advisor Freedom 2055 Fund	$8,005,669
Fidelity Advisor Freedom 2060 Fund	$6,068,888
Fidelity Advisor Freedom 2065 Fund	$1,053,144
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Advisor Freedom Income Fund	32.55%
Fidelity Advisor Freedom 2005 Fund	31.78%
Fidelity Advisor Freedom 2010 Fund	28.06%
Fidelity Advisor Freedom 2015 Fund	24.05%
Fidelity Advisor Freedom 2020 Fund	20.40%
Fidelity Advisor Freedom 2025 Fund	17.09%
Fidelity Advisor Freedom 2030 Fund	11.67%
Fidelity Advisor Freedom 2035 Fund	5.43%
Fidelity Advisor Freedom 2040 Fund	3.74%
Fidelity Advisor Freedom 2045 Fund	3.49%
Fidelity Advisor Freedom 2050 Fund	3.48%
Fidelity Advisor Freedom 2055 Fund	3.47%
Fidelity Advisor Freedom 2060 Fund	3.46%
Fidelity Advisor Freedom 2065 Fund	4.75%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Advisor Freedom Income Fund	$1,673,819
Fidelity Advisor Freedom 2005 Fund	$914,604
Fidelity Advisor Freedom 2010 Fund	$1,950,988
Fidelity Advisor Freedom 2015 Fund	$3,242,990
Fidelity Advisor Freedom 2020 Fund	$6,956,672
Fidelity Advisor Freedom 2025 Fund	$12,269,972
Fidelity Advisor Freedom 2030 Fund	$13,832,606
Fidelity Advisor Freedom 2035 Fund	$7,290,779
Fidelity Advisor Freedom 2040 Fund	$6,312,246
Fidelity Advisor Freedom 2045 Fund	$4,335,719
Fidelity Advisor Freedom 2050 Fund	$3,260,011
Fidelity Advisor Freedom 2055 Fund	$1,769,492
Fidelity Advisor Freedom 2060 Fund	$512,419
Fidelity Advisor Freedom 2065 Fund	$142,196

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class M	Class C	Class I	Class Z	Class Z6
Fidelity Advisor Freedom Income Fund
May, 2022	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
June, 2022	3.00%	9.00%	0.00%	2.00%	2.00%	2.00%
July, 2022	3.00%	3.00%	17.00%	2.00%	2.00%	2.00%
August, 2022	3.00%	4.00%	0.00%	2.00%	2.00%	2.00%
September, 2022	3.00%	3.00%	8.00%	2.00%	2.00%	2.00%
October, 2022	3.00%	3.00%	3.00%	2.00%	2.00%	2.00%
November, 2022	3.00%	3.00%	5.00%	2.00%	2.00%	2.00%
December, 2022	3.00%	3.00%	3.00%	2.00%	2.00%	2.00%
February, 2023	0.00%	0.00%	1.00%	0.00%	0.00%	0.00%
March, 2023	0.00%	0.00%	1.00%	0.00%	0.00%	0.00%
Fidelity Advisor Freedom 2005 Fund
May, 2022	2.00%	2.00%	0.00%	1.00%	1.00%	1.00%
December, 2022	3.00%	3.00%	4.00%	3.00%	3.00%	3.00%
Fidelity Advisor Freedom 2010 Fund
May, 2022	3.00%	5.00%	0.00%	2.00%	1.00%	1.00%
December, 2022	5.00%	6.00%	7.00%	5.00%	5.00%	5.00%
Fidelity Advisor Freedom 2015 Fund
May, 2022	22.00%	0.00%	0.00%	6.00%	5.00%	4.00%
December, 2022	8.00%	8.00%	10.00%	7.00%	7.00%	7.00%
Fidelity Advisor Freedom 2020 Fund
May, 2022	0.00%	0.00%	0.00%	37.00%	15.00%	14.00%
December, 2022	10.00%	11.00%	13.00%	10.00%	9.00%	9.00%
Fidelity Advisor Freedom 2025 Fund
May, 2022	10.00%	89.00%	0.00%	5.00%	4.00%	3.00%
December, 2022	13.00%	14.00%	17.00%	12.00%	11.00%	11.00%
Fidelity Advisor Freedom 2030 Fund
May, 2022	8.00%	22.00%	0.00%	5.00%	4.00%	3.00%
December, 2022	16.00%	18.00%	22.00%	15.00%	14.00%	14.00%
Fidelity Advisor Freedom 2035 Fund
May, 2022	86.00%	0.00%	0.00%	16.00%	9.00%	8.00%
December, 2022	23.00%	25.00%	30.00%	21.00%	20.00%	19.00%
Fidelity Advisor Freedom 2040 Fund
May, 2022	11.00%	27.00%	0.00%	7.00%	5.00%	5.00%
December, 2022	31.00%	34.00%	43.00%	28.00%	26.00%	25.00%
Fidelity Advisor Freedom 2045 Fund
May, 2022	13.00%	33.00%	0.00%	8.00%	2.00%	15.00%
December, 2022	31.00%	35.00%	45.00%	29.00%	26.00%	25.00%
Fidelity Advisor Freedom 2050 Fund
May, 2022	18.00%	83.00%	0.00%	10.00%	7.00%	6.00%
December, 2022	31.00%	35.00%	44.00%	29.00%	27.00%	26.00%
Fidelity Advisor Freedom 2055 Fund
May, 2022	41.00%	0.00%	0.00%	17.00%	9.00%	8.00%
December, 2022	31.00%	34.00%	42.00%	28.00%	27.00%	25.00%
Fidelity Advisor Freedom 2060 Fund
May, 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
December, 2022	29.00%	32.00%	40.00%	27.00%	25.00%	24.00%
Fidelity Advisor Freedom 2065 Fund
May, 2022	8.00%	21.00%	0.00%	6.00%	4.00%	4.00%
December, 2022	29.00%	31.00%	39.00%	27.00%	25.00%	24.00%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Class I	Class Z	Class Z6
Fidelity Advisor Freedom Income Fund
May, 2022	2.70%	3.19%	4.39%	2.20%	2.07%	2.07%
June, 2022	12.45%	37.34%	0.00%	7.47%	6.23%	6.23%
July, 2022	11.09%	13.31%	66.51%	8.32%	7.39%	7.39%
August, 2022	11.64%	16.29%	0.00%	8.15%	7.41%	7.41%
September, 2022	10.48%	13.47%	31.42%	8.57%	7.86%	7.86%
October, 2022	9.88%	10.11%	10.73%	9.66%	9.55%	9.55%
November, 2022	10.34%	12.64%	18.96%	8.75%	8.75%	8.13%
December, 2022	9.88%	10.18%	10.78%	9.65%	9.48%	9.53%
February, 2023	0.24%	0.28%	0.56%	0.21%	0.19%	0.19%
March, 2023	0.25%	0.33%	0.98%	0.20%	0.18%	0.18%
Fidelity Advisor Freedom 2005 Fund
May, 2022	0.88%	1.31%	0.00%	0.57%	0.53%	0.51%
December, 2022	10.77%	11.34%	14.24%	10.09%	9.89%	9.72%
Fidelity Advisor Freedom 2010 Fund
May, 2022	0.75%	1.39%	0.00%	0.49%	0.43%	0.42%
December, 2022	15.79%	16.86%	21.56%	14.80%	14.48%	14.22%
Fidelity Advisor Freedom 2015 Fund
May, 2022	6.83%	0.00%	0.00%	1.87%	1.47%	1.37%
December, 2022	21.06%	22.73%	26.77%	19.87%	19.36%	18.88%
Fidelity Advisor Freedom 2020 Fund
May, 2022	0.00%	0.00%	0.00%	3.84%	1.60%	1.48%
December, 2022	26.95%	29.07%	34.64%	25.43%	24.15%	23.86%
Fidelity Advisor Freedom 2025 Fund
May, 2022	0.35%	3.10%	0.00%	0.19%	0.13%	0.12%
December, 2022	32.80%	35.32%	42.68%	30.61%	28.95%	28.52%
Fidelity Advisor Freedom 2030 Fund
May, 2022	1.47%	4.10%	0.00%	0.89%	0.69%	0.63%
December, 2022	40.70%	44.44%	54.19%	38.03%	35.58%	34.94%
Fidelity Advisor Freedom 2035 Fund
May, 2022	25.04%	0.00%	0.00%	4.56%	2.51%	2.18%
December, 2022	55.29%	60.01%	72.39%	51.07%	46.34%	47.76%
Fidelity Advisor Freedom 2040 Fund
May, 2022	6.38%	15.48%	0.00%	4.17%	2.93%	2.65%
December, 2022	72.75%	80.70%	100.00%	66.98%	61.41%	59.36%
Fidelity Advisor Freedom 2045 Fund
May, 2022	7.24%	18.81%	0.00%	4.71%	1.12%	8.55%
December, 2022	73.88%	81.48%	100.00%	67.56%	62.52%	60.15%
Fidelity Advisor Freedom 2050 Fund
May, 2022	11.66%	52.47%	0.00%	6.56%	4.20%	3.75%
December, 2022	73.57%	82.04%	100.00%	67.97%	63.43%	60.47%
Fidelity Advisor Freedom 2055 Fund
May, 2022	20.47%	0.00%	0.00%	8.53%	4.45%	3.94%
December, 2022	72.89%	80.61%	99.72%	67.08%	63.61%	59.80%
Fidelity Advisor Freedom 2060 Fund
May, 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
December, 2022	68.91%	74.91%	93.62%	63.80%	60.12%	57.30%
Fidelity Advisor Freedom 2065 Fund
May, 2022	4.04%	10.49%	0.00%	2.92%	2.02%	1.88%
December, 2022	68.02%	73.35%	91.81%	63.42%	60.22%	58.35%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:
	Class A	Class M	Class C	Class I	Class Z	Class Z6
Fidelity Advisor Freedom Income Fund
May, 2022	0.08%	0.09%	0.12%	0.06%	0.06%	0.06%
June, 2022	0.33%	0.99%	0.00%	0.20%	0.17%	0.17%
July, 2022	0.30%	0.36%	1.77%	0.23%	0.20%	0.20%
August, 2022	0.31%	0.44%	0.00%	0.22%	0.20%	0.20%
September, 2022	0.28%	0.36%	0.84%	0.23%	0.21%	0.21%
October, 2022	0.27%	0.27%	0.29%	0.26%	0.26%	0.26%
November, 2022	0.28%	0.34%	0.51%	0.24%	0.24%	0.22%
December, 2022	0.27%	0.27%	0.29%	0.26%	0.26%	0.26%
February, 2023	0.62%	0.73%	1.45%	0.55%	0.49%	0.49%
March, 2023	0.64%	0.85%	2.54%	0.51%	0.47%	0.47%
Fidelity Advisor Freedom 2005 Fund
May, 2022	0.36%	0.53%	0.00%	0.23%	0.22%	0.21%
December, 2022	0.29%	0.31%	0.38%	0.27%	0.27%	0.26%
Fidelity Advisor Freedom 2010 Fund
May, 2022	0.30%	0.55%	0.00%	0.20%	0.17%	0.17%
December, 2022	0.37%	0.40%	0.50%	0.35%	0.34%	0.33%
Fidelity Advisor Freedom 2015 Fund
May, 2022	1.21%	0.00%	0.00%	0.33%	0.26%	0.25%
December, 2022	0.46%	0.50%	0.58%	0.44%	0.42%	0.41%
Fidelity Advisor Freedom 2020 Fund
May, 2022	0.00%	0.00%	0.00%	1.00%	0.42%	0.39%
December, 2022	0.55%	0.60%	0.71%	0.52%	0.50%	0.49%
Fidelity Advisor Freedom 2025 Fund
May, 2022	0.23%	2.03%	0.00%	0.12%	0.09%	0.08%
December, 2022	0.64%	0.69%	0.83%	0.60%	0.57%	0.56%
Fidelity Advisor Freedom 2030 Fund
May, 2022	0.12%	0.32%	0.00%	0.07%	0.06%	0.05%
December, 2022	0.75%	0.81%	0.99%	0.70%	0.65%	0.64%
Fidelity Advisor Freedom 2035 Fund
May, 2022	0.12%	0.00%	0.00%	0.03%	0.02%	0.01%
December, 2022	0.95%	1.03%	1.24%	0.88%	0.82%	0.80%
Fidelity Advisor Freedom 2040 Fund
May, 2022	0.02%	0.04%	0.00%	0.01%	0.01%	0.01%
December, 2022	1.18%	1.31%	0.00%	1.09%	1.00%	0.96%
Fidelity Advisor Freedom 2045 Fund
May, 2022	0.06%	0.14%	0.00%	0.04%	0.01%	0.07%
December, 2022	1.18%	1.30%	0.00%	1.08%	1.00%	0.96%
Fidelity Advisor Freedom 2050 Fund
May, 2022	0.09%	0.37%	0.00%	0.05%	0.03%	0.03%
December, 2022	1.19%	1.32%	0.00%	1.10%	1.02%	0.98%
Fidelity Advisor Freedom 2055 Fund
May, 2022	0.18%	0.00%	0.00%	0.08%	0.04%	0.04%
December, 2022	1.18%	1.31%	0.29%	1.09%	1.03%	0.97%
Fidelity Advisor Freedom 2060 Fund
May, 2022	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
December, 2022	1.12%%	1.22%	1.52%	1.04%	0.98%	0.93%
Fidelity Advisor Freedom 2065 Fund
May, 2022	0.07%	0.18%	0.00%	0.05%	0.04%	0.04%
December, 2022	1.12%	1.20%	1.51%	1.04%	0.99%	0.96%
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Advisor Freedom Income Fund
Class A	12/30/2022	$0.0326	$0.0038
Class M	12/30/2022	$0.0316	$0.0038
Class C	12/30/2022	$0.0298	$0.0038
Class I	12/30/2022	$0.0333	$0.0038
Class Z	12/30/2022	$0.0339	$0.0038
Class Z6	12/30/2022	$0.0337	$0.0038
Fidelity Advisor Freedom 2005 Fund
Class A	12/30/2022	$0.0352	$0.0041
Class M	12/30/2022	$0.0334	$0.0041
Class C	12/30/2022	$0.0266	$0.0041
Class I	12/30/2022	$0.0375	$0.0041
Class Z	12/30/2022	$0.0383	$0.0041
Class Z6	12/30/2022	$0.0390	$0.0041
Fidelity Advisor Freedom 2010 Fund
Class A	12/30/2022	$0.0439	$0.0050
Class M	12/30/2022	$0.0411	$0.0050
Class C	12/30/2022	$0.0322	$0.0050
Class I	12/30/2022	$0.0469	$0.0050
Class Z	12/30/2022	$0.0479	$0.0050
Class Z6	12/30/2022	$0.0488	$0.0050
Fidelity Advisor Freedom 2015 Fund
Class A	12/30/2022	$0.0525	$0.0059
Class M	12/30/2022	$0.0486	$0.0059
Class C	12/30/2022	$0.0413	$0.0059
Class I	12/30/2022	$0.0556	$0.0059
Class Z	12/30/2022	$0.0571	$0.0059
Class Z6	12/30/2022	$0.0586	$0.0059
Fidelity Advisor Freedom 2020 Fund
Class A	12/30/2022	$0.0671	$0.0075
Class M	12/30/2022	$0.0622	$0.0075
Class C	12/30/2022	$0.0522	$0.0075
Class I	12/30/2022	$0.0705	$0.0050
Class Z	12/30/2022	$0.0749	$0.0075
Class Z6	12/30/2022	$0.0758	$0.0075
Fidelity Advisor Freedom 2025 Fund
Class A	12/30/2022	$0.0767	$0.0087
Class M	12/30/2022	$0.0712	$0.0087
Class C	12/30/2022	$0.0590	$0.0087
Class I	12/30/2022	$0.0822	$0.0087
Class Z	12/30/2022	$0.0869	$0.0087
Class Z6	12/30/2022	$0.0882	$0.0087
Fidelity Advisor Freedom 2030 Fund
Class A	12/30/2022	$0.0909	$0.0102
Class M	12/30/2022	$0.0833	$0.0102
Class C	12/30/2022	$0.0683	$0.0102
Class I	12/30/2022	$0.0973	$0.0102
Class Z	12/30/2022	$0.1040	$0.0102
Class Z6	12/30/2022	$0.1059	$0.0102
Fidelity Advisor Freedom 2035 Fund
Class A	12/30/2022	$0.1054	$0.0119
Class M	12/30/2022	$0.0971	$0.0119
Class C	12/30/2022	$0.0805	$0.0119
Class I	12/30/2022	$0.1141	$0.0119
Class Z	12/30/2022	$0.1220	$0.0119
Class Z6	12/30/2022	$0.1257	$0.0119
Fidelity Advisor Freedom 2040 Fund
Class A	12/30/2022	$0.1304	$0.0147
Class M	12/30/2022	$0.1175	$0.0147
Class C	12/30/2022	$0.0940	$0.0147
Class I	12/30/2022	$0.1416	$0.0147
Class Z	12/30/2022	$0.1544	$0.0147
Class Z6	12/30/2022	$0.1598	$0.0147
Fidelity Advisor Freedom 2045 Fund
Class A	12/30/2022	$0.1035	$0.0118
Class M	12/30/2022	$0.0939	$0.0118
Class C	12/30/2022	$0.0719	$0.0118
Class I	12/30/2022	$0.1132	$0.0118
Class Z	12/30/2022	$0.1223	$0.0118
Class Z6	12/30/2022	$0.1272	$0.0118
Fidelity Advisor Freedom 2050 Fund
Class A	12/30/2022	$0.1046	$0.0118
Class M	12/30/2022	$0.0938	$0.0118
Class C	12/30/2022	$0.0733	$0.0118
Class I	12/30/2022	$0.1133	$0.0118
Class Z	12/30/2022	$0.1213	$0.0118
Class Z6	12/30/2022	$0.1273	$0.0118
Fidelity Advisor Freedom 2055 Fund
Class A	12/30/2022	$0.1166	$0.0133
Class M	12/30/2022	$0.1054	$0.0133
Class C	12/30/2022	$0.0852	$0.0133
Class I	12/30/2022	$0.1267	$0.0133
Class Z	12/30/2022	$0.1336	$0.0133
Class Z6	12/30/2022	$0.1421	$0.0133
Fidelity Advisor Freedom 2060 Fund
Class A	12/30/2022	$0.1067	$0.0121
Class M	12/30/2022	$0.0975	$0.0109
Class C	12/30/2022	$0.0785	$0.0121
Class I	12/30/2022	$0.1146	$0.0109
Class Z	12/30/2022	$0.1217	$0.0109
Class Z6	12/30/2022	$0.1277	$0.0109
Fidelity Advisor Freedom 2065 Fund
Class A	12/30/2022	$0.0966	$0.0114
Class M	12/30/2022	$0.0855	$0.0114
Class C	12/30/2022	$0.0707	$0.0114
Class I	12/30/2022	$0.1012	$0.0114
Class Z	12/30/2022	$0.1038	$0.0114
Class Z6	12/30/2022	$0.1080	$0.0114

The funds will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.792114.120
AFF-ANN-0523
Fidelity Freedom® Blend Funds

Fidelity Freedom® Blend Income Fund
Fidelity Freedom® Blend 2005 Fund
Fidelity Freedom® Blend 2010 Fund
Fidelity Freedom® Blend 2015 Fund
Fidelity Freedom® Blend 2020 Fund
Fidelity Freedom® Blend 2025 Fund
Fidelity Freedom® Blend 2030 Fund
Fidelity Freedom® Blend 2035 Fund
Fidelity Freedom® Blend 2040 Fund
Fidelity Freedom® Blend 2045 Fund
Fidelity Freedom® Blend 2050 Fund
Fidelity Freedom® Blend 2055 Fund
Fidelity Freedom® Blend 2060 Fund
Fidelity Freedom® Blend 2065 Fund

Annual Report
March 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Freedom® Blend Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
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For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Blend Income Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Life of Fund A
Class A (incl.5.75% sales charge)	-10.07%	0.62%
Class M (incl.3.50% sales charge)	-8.19%	0.88%
Class C (incl. contingent deferred sales charge)	-6.19%	1.17%
Fidelity Freedom® Blend Income Fund	-4.35%	2.20%
Class K	-4.23%	2.30%
Class K6	-4.25%	2.38%
Class I	-4.43%	2.18%
Class Z	-4.23%	2.30%
Class Z6	-4.25%	2.38%
Premier Class	-4.14%	2.40%

A     From August 31, 2018

Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend Income Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® Blend 2005 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Life of Fund A
Class A (incl.5.75% sales charge)	-10.31%	0.91%
Class M (incl.3.50% sales charge)	-8.37%	1.19%
Class C (incl. contingent deferred sales charge)	-6.39%	1.48%
Fidelity Freedom® Blend 2005 Fund	-4.56%	2.49%
Class K	-4.50%	2.59%
Class K6	-4.44%	2.69%
Class I	-4.65%	2.48%
Class Z	-4.48%	2.60%
Class Z6	-4.32%	2.71%
Premier Class	-4.40%	2.70%

A     From August 31, 2018

Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2005 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® Blend 2010 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Life of Fund A
Class A (incl.5.75% sales charge)	-10.95%	1.38%
Class M (incl.3.50% sales charge)	-9.09%	1.65%
Class C (incl. contingent deferred sales charge)	-7.10%	1.95%
Fidelity Freedom® Blend 2010 Fund	-5.31%	2.96%
Class K	-5.20%	3.08%
Class K6	-5.01%	3.19%
Class I	-5.24%	2.97%
Class Z	-5.15%	3.07%
Class Z6	-5.09%	3.17%
Premier Class	-4.99%	3.19%

A     From August 31, 2018

Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2010 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® Blend 2015 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Life of Fund A
Class A (incl.5.75% sales charge)	-11.55%	1.87%
Class M (incl.3.50% sales charge)	-9.76%	2.13%
Class C (incl. contingent deferred sales charge)	-7.80%	2.42%
Fidelity Freedom® Blend 2015 Fund	-5.91%	3.45%
Class K	-5.91%	3.55%
Class K6	-5.79%	3.65%
Class I	-5.93%	3.45%
Class Z	-5.88%	3.55%
Class Z6	-5.78%	3.65%
Premier Class	-5.77%	3.67%

A     From August 31, 2018

Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2015 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® Blend 2020 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Life of Fund A
Class A (incl.5.75% sales charge)	-12.27%	2.29%
Class M (incl.3.50% sales charge)	-10.38%	2.57%
Class C (incl. contingent deferred sales charge)	-8.44%	2.86%
Fidelity Freedom® Blend 2020 Fund	-6.62%	3.89%
Class K	-6.62%	3.99%
Class K6	-6.45%	4.10%
Class I	-6.72%	3.88%
Class Z	-6.56%	3.99%
Class Z6	-6.45%	4.09%
Premier Class	-6.45%	4.12%

A     From August 31, 2018

Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2020 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Freedom® Blend 2025 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Life of Fund A
Class A (incl.5.75% sales charge)	-12.45%	2.72%
Class M (incl.3.50% sales charge)	-10.54%	2.99%
Class C (incl. contingent deferred sales charge)	-8.75%	3.26%
Fidelity Freedom® Blend 2025 Fund	-6.82%	4.32%
Class K	-6.75%	4.42%
Class K6	-6.69%	4.52%
Class I	-6.83%	4.32%
Class Z	-6.83%	4.41%
Class Z6	-6.70%	4.51%
Premier Class	-6.67%	4.53%

A     From August 31, 2018

Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2025 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Blend 2030 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Life of Fund A
Class A (incl.5.75% sales charge)	-12.37%	3.23%
Class M (incl.3.50% sales charge)	-10.52%	3.50%
Class C (incl. contingent deferred sales charge)	-8.61%	3.79%
Fidelity Freedom® Blend 2030 Fund	-6.84%	4.84%
Class K	-6.76%	4.94%
Class K6	-6.62%	5.05%
Class I	-6.85%	4.83%
Class Z	-6.73%	4.94%
Class Z6	-6.62%	5.04%
Premier Class	-6.60%	5.07%

A     From August 31, 2018

Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2030 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Blend 2035 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Life of Fund A
Class A (incl.5.75% sales charge)	-12.57%	4.10%
Class M (incl.3.50% sales charge)	-10.75%	4.38%
Class C (incl. contingent deferred sales charge)	-8.73%	4.68%
Fidelity Freedom® Blend 2035 Fund	-6.99%	5.73%
Class K	-6.91%	5.83%
Class K6	-6.79%	5.94%
Class I	-7.03%	5.71%
Class Z	-6.90%	5.83%
Class Z6	-6.81%	5.94%
Premier Class	-6.70%	5.96%

A     From August 31, 2018

Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2035 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Blend 2040 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Life of Fund A
Class A (incl.5.75% sales charge)	-12.71%	4.67%
Class M (incl.3.50% sales charge)	-10.82%	4.95%
Class C (incl. contingent deferred sales charge)	-8.92%	5.25%
Fidelity Freedom® Blend 2040 Fund	-7.17%	6.30%
Class K	-7.07%	6.41%
Class K6	-6.98%	6.52%
Class I	-7.10%	6.31%
Class Z	-7.07%	6.41%
Class Z6	-6.99%	6.52%
Premier Class	-6.90%	6.55%

A     From August 31, 2018

Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2040 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Blend 2045 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Life of Fund A
Class A (incl.5.75% sales charge)	-12.60%	4.69%
Class M (incl.3.50% sales charge)	-10.78%	4.95%
Class C (incl. contingent deferred sales charge)	-8.90%	5.24%
Fidelity Freedom® Blend 2045 Fund	-7.08%	6.31%
Class K	-6.94%	6.43%
Class K6	-6.91%	6.53%
Class I	-7.09%	6.31%
Class Z	-7.00%	6.41%
Class Z6	-6.92%	6.53%
Premier Class	-6.90%	6.53%

A     From August 31, 2018

Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2045 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Blend 2050 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Life of Fund A
Class A (incl.5.75% sales charge)	-12.59%	4.69%
Class M (incl.3.50% sales charge)	-10.75%	4.95%
Class C (incl. contingent deferred sales charge)	-8.93%	5.24%
Fidelity Freedom® Blend 2050 Fund	-7.16%	6.29%
Class K	-7.08%	6.40%
Class K6	-6.89%	6.52%
Class I	-7.06%	6.31%
Class Z	-7.07%	6.40%
Class Z6	-6.90%	6.52%
Premier Class	-6.88%	6.54%

A     From August 31, 2018

Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2050 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Blend 2055 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Life of Fund A
Class A (incl.5.75% sales charge)	-12.66%	4.69%
Class M (incl.3.50% sales charge)	-10.73%	4.97%
Class C (incl. contingent deferred sales charge)	-8.93%	5.26%
Fidelity Freedom® Blend 2055 Fund	-7.06%	6.33%
Class K	-7.00%	6.43%
Class K6	-6.90%	6.54%
Class I	-7.07%	6.33%
Class Z	-6.96%	6.44%
Class Z6	-6.83%	6.55%
Premier Class	-6.81%	6.56%

A     From August 31, 2018

Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2055 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Blend 2060 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Life of Fund A
Class A (incl.5.75% sales charge)	-12.66%	4.67%
Class M (incl.3.50% sales charge)	-10.79%	4.96%
Class C (incl. contingent deferred sales charge)	-8.88%	5.25%
Fidelity Freedom® Blend 2060 Fund	-7.13%	6.30%
Class K	-6.96%	6.42%
Class K6	-6.88%	6.52%
Class I	-7.05%	6.31%
Class Z	-7.02%	6.41%
Class Z6	-6.87%	6.52%
Premier Class	-6.86%	6.54%

A     From August 31, 2018

Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2060 Fund, a class of the fund, on August 31, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Freedom® Blend 2065 Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended March 31, 2023	Past 1 year	Life of Fund A
Class A (incl.5.75% sales charge)	-12.66%	5.22%
Class M (incl.3.50% sales charge)	-10.74%	5.62%
Class C (incl. contingent deferred sales charge)	-8.83%	6.10%
Fidelity Freedom® Blend 2065 Fund	-7.05%	7.18%
Class K	-6.96%	7.29%
Class K6	-6.83%	7.39%
Class I	-7.12%	7.16%
Class Z	-6.97%	7.29%
Class Z6	-6.88%	7.39%
Premier Class	-6.81%	7.42%

A     From June 28, 2019

Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.
The initial offering of Premier Class took place on April 6, 2021. Returns prior to April 6, 2021 are those of Class K6.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Freedom® Blend 2065 Fund, a class of the fund, on June 28, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
Asset prices around the world experienced a synchronous downturn for the 12 months ending March 31, 2023, as a multitude of factors challenged the global economy and financial markets. Persistently high inflation in some markets, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve and other central banks to aggressively tighten monetary policy. This led to a broad retreat from riskier assets and declining prices for stocks and bonds through September. In the latter half of the period, however, markets experienced a sharp reversal amid optimism on inflation and policy easing, and riskier assets rallied to cap a tumultuous year before advancing in the first quarter of 2023.
International equities returned -4.91% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, Canada (-12%) and emerging markets (-10%) lagged, while Europe ex UK (+3%) was the only region with a gain. Among sectors, real estate (-19%) fared worst, followed by materials (-10%). In contrast, consumer discretionary and energy each gained roughly 2% amid elevated prices for oil and natural gas for a sizable percentage of the 12 months.
U.S. stocks returned -8.77% for the 12 months, as measured by the Dow Jones U.S. Total Stock Market Index. Among sectors, real estate (-20%) lagged the most, followed by communication services and consumer discretionary (-19% each). Conversely, energy gained 11%. With the exception of mid-capitalization stocks, value-oriented equities outpaced growth. Commodities returned about -12%, according to the Bloomberg Commodity Index Total Return.
U.S. taxable investment-grade bonds returned -4.78% for the period, per the Bloomberg U.S. Aggregate Bond Index, amid soaring inflation and rising interest rates. Since March 2022, the Fed has raised its benchmark rate nine times, by 4.75 percentage points, while allowing up to billions in bonds to mature each month without investing the proceeds. U.S. investment-grade corporate bonds (-5.31%) trailed U.S. Treasuries (-4.51%), while commercial mortgage-backed securities (-4.85%) and agencies (-1.82%) also lost ground. Outside the index, leveraged loans (+2.63%) generated a gain, whereas Treasury Inflation-Protected Securities (-6.06%), emerging-markets debt securities (-5.86%) and U.S. high-yield bonds (-3.58%) ended the period in negative territory.
Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:
For the fiscal year ending March 31, 2023, returns for the Freedom Blend Funds' share classes (excluding sales charges, if applicable) ranged from roughly -4% for income-oriented Funds - earmarked for investors with a shorter retirement-savings horizon - to about -7% for the equity-oriented Funds, suited to investors with a longer retirement-savings horizon. The Funds had mixed returns versus their Composite indexes the past 12 months. Security selection among the underlying investment portfolios contributed to the Funds' relative performance, whereas active asset allocation modestly detracted. More specifically, investments in underlying U.S. equity funds added relative value, especially Fidelity ® Series Large Cap Fund (-1.06%), which outpaced its benchmark for the 12 months. Our investments in non-U.S. equity funds also contributed to the Funds' relative results. In particular, Fidelity ® Series Emerging Markets Opportunities Fund (-8.39%) topped the -10.68% result of its benchmark, the MSCI Emerging Markets (Net MA) Index. Conversely, an investment in Fidelity ® Series Overseas Fund (-3.24%) detracted, given the non-U.S. equity fund trailed the -1.17% result of its benchmark, the MSCI EAFE Index. In terms of active asset allocation, underweighting investment-grade bonds held back the Funds' performance relative to Composites, as this asset class outperformed several others in which the Funds invest. An underweight in short-term debt securities also detracted. At the same time, overall positioning in equities was helpful to the Funds' relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Freedom® Blend Income Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.9
Fidelity Series Investment Grade Bond Fund	11.7
Fidelity Series Government Bond Index Fund	11.5
Fidelity Series Investment Grade Securitized Fund	8.1
Fidelity Series Corporate Bond Fund	7.8
Fidelity Series Treasury Bill Index Fund	6.7
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Government Money Market Fund 4.91%	2.2
80.5

Asset Allocation (% of Fund's net assets)

Futures - 1.7%

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend Income Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.44% to 4.73% 4/6/23 to 6/1/23 (b) (Cost $159,015)	160,000	159,036

Domestic Equity Funds - 7.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	114,509	1,370,671
Fidelity Series Commodity Strategy Fund (c)	6,585	654,798
Fidelity Series Large Cap Growth Index Fund (c)	56,088	868,245
Fidelity Series Large Cap Stock Fund (c)	53,171	938,461
Fidelity Series Large Cap Value Index Fund (c)	126,750	1,761,829
Fidelity Series Small Cap Core Fund (c)	291	2,932
Fidelity Series Small Cap Opportunities Fund (c)	34,499	422,272
Fidelity Series Value Discovery Fund (c)	44,278	637,603
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,536,830)		6,656,811

International Equity Funds - 13.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	53,100	729,589
Fidelity Series Emerging Markets Fund (c)	106,717	870,810
Fidelity Series Emerging Markets Opportunities Fund (c)	279,562	4,604,380
Fidelity Series International Growth Fund (c)	107,363	1,695,258
Fidelity Series International Index Fund (c)	62,739	697,661
Fidelity Series International Small Cap Fund (c)	32,866	526,178
Fidelity Series International Value Fund (c)	156,462	1,661,627
Fidelity Series Overseas Fund (c)	141,138	1,693,652
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,625,846)		12,479,155

Bond Funds - 68.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,972,619	18,720,151
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	10,775	86,953
Fidelity Series Corporate Bond Fund (c)	800,868	7,327,940
Fidelity Series Emerging Markets Debt Fund (c)	65,221	479,378
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	17,788	162,402
Fidelity Series Floating Rate High Income Fund (c)	10,010	88,790
Fidelity Series Government Bond Index Fund (c)	1,155,508	10,815,552
Fidelity Series High Income Fund (c)	60,811	497,430
Fidelity Series International Developed Markets Bond Index Fund (c)	430,451	3,740,617
Fidelity Series Investment Grade Bond Fund (c)	1,093,012	11,028,489
Fidelity Series Investment Grade Securitized Fund (c)	839,953	7,584,776
Fidelity Series Long-Term Treasury Bond Index Fund (c)	568,347	3,529,435
Fidelity Series Real Estate Income Fund (c)	17,150	162,929
TOTAL BOND FUNDS (Cost $70,430,557)		64,224,842

Short-Term Funds - 11.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	131,383	131,410
Fidelity Series Government Money Market Fund 4.91% (c)(f)	2,109,137	2,109,137
Fidelity Series Short-Term Credit Fund (c)	202,058	1,949,858
Fidelity Series Treasury Bill Index Fund (c)	630,342	6,271,904
TOTAL SHORT-TERM FUNDS (Cost $10,529,294)		10,462,309

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $100,281,542)	93,982,153
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,964)
NET ASSETS - 100.0%	93,980,189

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	18	Jun 2023	2,068,594	43,192	43,192
CBOT 5-Year U.S. Treasury Note Contracts (United States)	15	Jun 2023	1,642,617	3,589	3,589

TOTAL PURCHASED					46,781

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	4	Jun 2023	827,550	(48,536)	(48,536)
ICE E-mini MSCI EAFE Index Contracts (United States)	4	Jun 2023	419,300	(3,567)	(3,567)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	17	Jun 2023	846,175	(26,059)	(26,059)

TOTAL SOLD					(78,162)

TOTAL FUTURES CONTRACTS					(31,381)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $2,893,565.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $159,036.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	2,602	791,836	663,028	3,444	-	-	131,410	0.0%
Total	2,602	791,836	663,028	3,444	-	-	131,410

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	14,154,543	11,227,551	5,719,743	878,987	(111,687)	(811,197)	18,720,151
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	87,838	748,319	733,908	5,144	(7,738)	(7,558)	86,953
Fidelity Series Blue Chip Growth Fund	1,238,536	992,331	694,526	40,572	(115,444)	(50,226)	1,370,671
Fidelity Series Canada Fund	767,722	359,861	314,683	22,298	(5,260)	(78,051)	729,589
Fidelity Series Commodity Strategy Fund	1,313,014	1,070,707	932,868	668,201	(178,089)	(617,966)	654,798
Fidelity Series Corporate Bond Fund	7,191,598	2,978,227	2,176,230	245,604	(120,183)	(545,472)	7,327,940
Fidelity Series Emerging Markets Debt Fund	451,509	219,166	142,012	26,004	(6,411)	(42,874)	479,378
Fidelity Series Emerging Markets Debt Local Currency Fund	149,989	61,995	52,880	-	(2,301)	5,599	162,402
Fidelity Series Emerging Markets Fund	537,999	594,666	212,849	13,573	(24,611)	(24,395)	870,810
Fidelity Series Emerging Markets Opportunities Fund	4,847,748	2,536,215	2,319,904	116,416	(388,011)	(71,668)	4,604,380
Fidelity Series Floating Rate High Income Fund	89,908	38,114	36,130	5,891	(521)	(2,581)	88,790
Fidelity Series Government Bond Index Fund	10,060,203	4,351,825	2,979,743	197,278	(102,824)	(513,909)	10,815,552
Fidelity Series Government Money Market Fund 4.91%	2,229,807	1,062,237	1,182,910	51,679	3	-	2,109,137
Fidelity Series High Income Fund	532,491	210,486	193,352	29,986	(9,416)	(42,779)	497,430
Fidelity Series Inflation-Protected Bond Index Fund	1,770,102	78,446	1,814,989	10,246	39,663	(73,222)	-
Fidelity Series International Developed Markets Bond Index Fund	2,800,346	2,176,541	1,018,965	26,146	(50,571)	(166,734)	3,740,617
Fidelity Series International Growth Fund	1,538,669	933,974	739,802	53,372	(71,766)	34,183	1,695,258
Fidelity Series International Index Fund	652,041	329,009	278,446	17,121	(18,048)	13,105	697,661
Fidelity Series International Small Cap Fund	485,267	251,199	167,229	29,368	(13,566)	(29,493)	526,178
Fidelity Series International Value Fund	1,554,286	848,281	717,280	52,274	(33,453)	9,793	1,661,627
Fidelity Series Investment Grade Bond Fund	10,581,267	4,363,036	3,131,691	347,724	(119,441)	(664,682)	11,028,489
Fidelity Series Investment Grade Securitized Fund	7,412,749	2,969,083	2,281,068	193,522	(106,467)	(409,521)	7,584,776
Fidelity Series Large Cap Growth Index Fund	780,226	542,057	376,003	10,446	(13,553)	(64,482)	868,245
Fidelity Series Large Cap Stock Fund	870,703	547,961	436,346	53,875	(19,442)	(24,415)	938,461
Fidelity Series Large Cap Value Index Fund	1,666,777	980,382	742,978	63,911	(30,285)	(112,067)	1,761,829
Fidelity Series Long-Term Treasury Bond Index Fund	3,267,960	1,904,230	1,030,205	89,327	(53,321)	(559,229)	3,529,435
Fidelity Series Overseas Fund	1,547,268	869,836	682,659	28,107	(63,856)	23,063	1,693,652
Fidelity Series Real Estate Income Fund	325,971	219,391	336,865	19,089	(17,916)	(27,652)	162,929
Fidelity Series Short-Term Credit Fund	2,234,044	798,935	1,063,986	36,532	(29,600)	10,465	1,949,858
Fidelity Series Small Cap Core Fund	-	2,850	-	-	-	82	2,932
Fidelity Series Small Cap Opportunities Fund	418,957	224,082	183,762	19,356	(17,377)	(19,628)	422,272
Fidelity Series Treasury Bill Index Fund	6,690,003	3,086,146	3,483,250	164,486	(4,108)	(16,887)	6,271,904
Fidelity Series Value Discovery Fund	616,269	350,426	270,310	33,879	(12,080)	(46,702)	637,603
	88,865,810	47,927,565	36,447,572	3,550,414	(1,707,680)	(4,927,100)	93,691,707

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	159,036	-	159,036	-

Domestic Equity Funds	6,656,811	6,656,811	-	-

International Equity Funds	12,479,155	12,479,155	-	-

Bond Funds	64,224,842	64,224,842	-	-

Short-Term Funds	10,462,309	10,462,309	-	-
Total Investments in Securities:	93,982,153	93,823,117	159,036	-
Derivative Instruments:

Assets
Futures Contracts	46,781	46,781	-	-
Total Assets	46,781	46,781	-	-

Liabilities
Futures Contracts	(78,162)	(78,162)	-	-
Total Liabilities	(78,162)	(78,162)	-	-
Total Derivative Instruments:	(31,381)	(31,381)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(78,162)
Total Equity Risk	0	(78,162)
Interest Rate Risk
Futures Contracts (a)	46,781	0
Total Interest Rate Risk	46,781	0
Total Value of Derivatives	46,781	(78,162)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend Income Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $159,015)	$159,036
Fidelity Central Funds (cost $131,410)	131,410
Other affiliated issuers (cost $99,991,117)	93,691,707

Total Investment in Securities (cost $100,281,542)		$93,982,153
Receivable for investments sold		508,865
Receivable for fund shares sold		51,836
Distributions receivable from Fidelity Central Funds		643
Total assets		94,543,497
Liabilities
Payable for investments purchased	$440,543
Payable for fund shares redeemed	103,048
Accrued management fee	17,883
Distribution and service plan fees payable	950
Payable for daily variation margin on futures contracts	884
Total Liabilities		563,308
Net Assets		$93,980,189
Net Assets consist of:
Paid in capital		$102,639,372
Total accumulated earnings (loss)		(8,659,183)
Net Assets		$93,980,189

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,926,906 ÷ 308,375 shares) (a)		$9.49
Maximum offering price per share (100/94.25 of $9.49)		$10.07
Class M :
Net Asset Value and redemption price per share ($117,970 ÷ 12,441 shares) (a)		$9.48
Maximum offering price per share (100/96.50 of $9.48)		$9.82
Class C :
Net Asset Value and offering price per share ($357,037 ÷ 38,105 shares) (a)		$9.37
Fidelity Freedom Blend Income Fund :
Net Asset Value , offering price and redemption price per share ($4,705,336 ÷ 495,005 shares)		$9.51
Class K :
Net Asset Value , offering price and redemption price per share ($2,738,603 ÷ 288,067 shares)		$9.51
Class K6 :
Net Asset Value , offering price and redemption price per share ($38,656,010 ÷ 4,063,097 shares)		$9.51
Class I :
Net Asset Value , offering price and redemption price per share ($2,296,187 ÷ 241,612 shares)		$9.50
Class Z :
Net Asset Value , offering price and redemption price per share ($988,924 ÷ 104,027 shares)		$9.51
Class Z6 :
Net Asset Value , offering price and redemption price per share ($19,737,308 ÷ 2,074,439 shares)		$9.51
Premier Class :
Net Asset Value , offering price and redemption price per share ($21,455,908 ÷ 2,256,783 shares)		$9.51
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$3,353,393
Interest		2,990
Income from Fidelity Central Funds		3,444
Total Income		3,359,827
Expenses
Management fee	$202,742
Distribution and service plan fees	11,361
Independent trustees' fees and expenses	321
Total expenses before reductions	214,424
Expense reductions	(200)
Total expenses after reductions		214,224
Net Investment income (loss)		3,145,603
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,707,680)
Futures contracts	(181,838)
Capital gain distributions from underlying funds:
Affiliated issuers	197,021
Total net realized gain (loss)		(1,692,497)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	20
Affiliated issuers	(4,927,100)
Futures contracts	(45,009)
Total change in net unrealized appreciation (depreciation)		(4,972,089)
Net gain (loss)		(6,664,586)
Net increase (decrease) in net assets resulting from operations		$(3,518,983)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,145,603	$2,033,694
Net realized gain (loss)	(1,692,497)	1,195,873
Change in net unrealized appreciation (depreciation)	(4,972,089)	(4,815,366)
Net increase (decrease) in net assets resulting from operations	(3,518,983)	(1,585,799)
Distributions to shareholders	(4,136,034)	(3,306,345)
Share transactions - net increase (decrease)	12,703,140	31,763,019
Total increase (decrease) in net assets	5,048,123	26,870,875

Net Assets
Beginning of period	88,932,066	62,061,191
End of period	$93,980,189	$88,932,066

Financial Highlights
Fidelity Advisor Freedom® Blend Income Fund Class A

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.39	$10.92	$9.98	$10.03	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.30	.20	.07	.16	.11
Net realized and unrealized gain (loss)	(.79)	(.33)	1.12	.01	.08
Total from investment operations	(.49)	(.13)	1.19	.17	.19
Distributions from net investment income	(.29)	(.21)	(.08)	(.15)	(.11)
Distributions from net realized gain	(.13)	(.19)	(.17)	(.07)	(.05)
Total distributions	(.41) D	(.40)	(.25)	(.22)	(.16)
Net asset value, end of period	$9.49	$10.39	$10.92	$9.98	$10.03
Total Return E,F,G	(4.59)%	(1.30)%	11.94%	1.60%	1.91%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.66%	.71%	.71%	.71%	.71% J
Expenses net of fee waivers, if any	.66%	.71%	.71%	.71%	.71% J
Expenses net of all reductions	.66%	.71%	.71%	.71%	.71% J
Net investment income (loss)	3.17%	1.79%	.67%	1.55%	1.95% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,927	$2,623	$1,423	$699	$107
Portfolio turnover rate K	42%	62%	49%	44%	48% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend Income Fund Class M

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.38	$10.92	$9.98	$10.03	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.28	.17	.05	.13	.10
Net realized and unrealized gain (loss)	(.79)	(.32)	1.11	.01	.07
Total from investment operations	(.51)	(.15)	1.16	.14	.17
Distributions from net investment income	(.26)	(.20)	(.05)	(.12)	(.09)
Distributions from net realized gain	(.13)	(.19)	(.17)	(.07)	(.05)
Total distributions	(.39)	(.39)	(.22)	(.19)	(.14)
Net asset value, end of period	$9.48	$10.38	$10.92	$9.98	$10.03
Total Return D,E,F	(4.86)%	(1.51)%	11.65%	1.35%	1.76%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.91%	.96%	.96%	.96%	.96% I
Expenses net of fee waivers, if any	.91%	.96%	.96%	.96%	.96% I
Expenses net of all reductions	.91%	.96%	.96%	.96%	.96% I
Net investment income (loss)	2.92%	1.54%	.42%	1.30%	1.70% I
Supplemental Data
Net assets, end of period (000 omitted)	$118	$139	$195	$156	$102
Portfolio turnover rate J	42%	62%	49%	44%	48% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend Income Fund Class C

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.27	$10.85	$9.95	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.11	(.01)	.08	.07
Net realized and unrealized gain (loss)	(.78)	(.31)	1.11	.01	.07
Total from investment operations	(.55)	(.20)	1.10	.09	.14
Distributions from net investment income	(.22)	(.18)	(.03)	(.08)	(.08)
Distributions from net realized gain	(.13)	(.19)	(.17)	(.07)	(.05)
Total distributions	(.35)	(.38) D	(.20)	(.15)	(.13)
Net asset value, end of period	$9.37	$10.27	$10.85	$9.95	$10.01
Total Return E,F,G	(5.28)%	(2.04)%	11.10%	.85%	1.45%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.41%	1.46%	1.46%	1.46%	1.47% J,K
Expenses net of fee waivers, if any	1.41%	1.46%	1.46%	1.46%	1.47% J,K
Expenses net of all reductions	1.41%	1.46%	1.46%	1.46%	1.47% J,K
Net investment income (loss)	2.42%	1.04%	(.09)%	.81%	1.19% J
Supplemental Data
Net assets, end of period (000 omitted)	$357	$518	$711	$228	$123
Portfolio turnover rate L	42%	62%	49%	44%	48% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend Income Fund

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$10.93	$9.98	$10.03	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.33	.22	.10	.18	.13
Net realized and unrealized gain (loss)	(.79)	(.31)	1.12	.01	.07
Total from investment operations	(.46)	(.09)	1.22	.19	.20
Distributions from net investment income	(.31)	(.23)	(.10)	(.17)	(.12)
Distributions from net realized gain	(.13)	(.19)	(.17)	(.07)	(.05)
Total distributions	(.44)	(.43) D	(.27)	(.24)	(.17)
Net asset value, end of period	$9.51	$10.41	$10.93	$9.98	$10.03
Total Return E,F	(4.35)%	(1.01)%	12.29%	1.83%	2.04%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41%	.46%	.46%	.46%	.46% I
Expenses net of fee waivers, if any	.41%	.46%	.46%	.46%	.46% I
Expenses net of all reductions	.41%	.46%	.46%	.46%	.46% I
Net investment income (loss)	3.42%	2.04%	.92%	1.80%	2.20% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,705	$5,424	$5,977	$2,729	$378
Portfolio turnover rate J	42%	62%	49%	44%	48% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend Income Fund Class K

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$10.94	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.33	.23	.11	.20	.13
Net realized and unrealized gain (loss)	(.78)	(.32)	1.12	- D	.08
Total from investment operations	(.45)	(.09)	1.23	.20	.21
Distributions from net investment income	(.32)	(.25)	(.11)	(.18)	(.12)
Distributions from net realized gain	(.13)	(.19)	(.17)	(.07)	(.05)
Total distributions	(.45)	(.44)	(.28)	(.25)	(.17)
Net asset value, end of period	$9.51	$10.41	$10.94	$9.99	$10.04
Total Return E,F	(4.23)%	(.99)%	12.37%	1.90%	2.20%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31%	.36%	.36%	.36%	.36% I
Expenses net of fee waivers, if any	.31%	.36%	.36%	.36%	.36% I
Expenses net of all reductions	.31%	.36%	.36%	.36%	.36% I
Net investment income (loss)	3.52%	2.14%	1.02%	1.90%	2.30% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,739	$1,069	$564	$404	$102
Portfolio turnover rate J	42%	62%	49%	44%	48% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend Income Fund Class K6

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.42	$10.94	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.35	.25	.12	.21	.14
Net realized and unrealized gain (loss)	(.80)	(.32)	1.12	- D	.08
Total from investment operations	(.45)	(.07)	1.24	.21	.22
Distributions from net investment income	(.33)	(.26)	(.12)	(.19)	(.13)
Distributions from net realized gain	(.13)	(.19)	(.17)	(.07)	(.05)
Total distributions	(.46)	(.45)	(.29)	(.26)	(.18)
Net asset value, end of period	$9.51	$10.42	$10.94	$9.99	$10.04
Total Return E,F	(4.25)%	(.81)%	12.50%	1.97%	2.24%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21%	.26%	.26%	.26%	.26% I
Expenses net of fee waivers, if any	.21%	.26%	.26%	.26%	.26% I
Expenses net of all reductions	.21%	.26%	.26%	.26%	.26% I
Net investment income (loss)	3.62%	2.24%	1.12%	2.00%	2.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$38,656	$35,899	$51,220	$38,898	$1,658
Portfolio turnover rate J	42%	62%	49%	44%	48% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend Income Fund Class I

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$10.94	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.33	.22	.10	.19	.13
Net realized and unrealized gain (loss)	(.80)	(.32)	1.13	(.01)	.08
Total from investment operations	(.47)	(.10)	1.23	.18	.21
Distributions from net investment income	(.31)	(.24)	(.11)	(.17)	(.12)
Distributions from net realized gain	(.13)	(.19)	(.17)	(.07)	(.05)
Total distributions	(.44)	(.43)	(.28)	(.23) D	(.17)
Net asset value, end of period	$9.50	$10.41	$10.94	$9.99	$10.04
Total Return E,F	(4.43)%	(1.06)%	12.32%	1.76%	2.14%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41%	.46%	.46%	.46%	.46% I
Expenses net of fee waivers, if any	.41%	.46%	.46%	.46%	.46% I
Expenses net of all reductions	.41%	.46%	.46%	.46%	.46% I
Net investment income (loss)	3.42%	2.04%	.92%	1.80%	2.20% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,296	$2,512	$749	$242	$102
Portfolio turnover rate J	42%	62%	49%	44%	48% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend Income Fund Class Z

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$10.94	$9.99	$10.04	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.34	.23	.11	.20	.13
Net realized and unrealized gain (loss)	(.79)	(.32)	1.12	(.01)	.08
Total from investment operations	(.45)	(.09)	1.23	.19	.21
Distributions from net investment income	(.32)	(.25)	(.11)	(.18)	(.12)
Distributions from net realized gain	(.13)	(.19)	(.17)	(.07)	(.05)
Total distributions	(.45)	(.44)	(.28)	(.24) D	(.17)
Net asset value, end of period	$9.51	$10.41	$10.94	$9.99	$10.04
Total Return E,F	(4.23)%	(.97)%	12.41%	1.86%	2.20%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.31%	.36%	.36%	.36%	.36% I
Expenses net of fee waivers, if any	.31%	.36%	.36%	.36%	.36% I
Expenses net of all reductions	.31%	.36%	.36%	.36%	.36% I
Net investment income (loss)	3.52%	2.14%	1.02%	1.90%	2.30% I
Supplemental Data
Net assets, end of period (000 omitted)	$989	$1,180	$1,026	$104	$102
Portfolio turnover rate J	42%	62%	49%	44%	48% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend Income Fund Class Z6

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.42	$10.95	$10.00	$10.04	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.35	.24	.12	.21	.14
Net realized and unrealized gain (loss)	(.80)	(.32)	1.12	- D	.08
Total from investment operations	(.45)	(.08)	1.24	.21	.22
Distributions from net investment income	(.33)	(.26)	(.12)	(.18)	(.13)
Distributions from net realized gain	(.13)	(.19)	(.17)	(.07)	(.05)
Total distributions	(.46)	(.45)	(.29)	(.25)	(.18)
Net asset value, end of period	$9.51	$10.42	$10.95	$10.00	$10.04
Total Return E,F	(4.25)%	(.85)%	12.47%	2.04%	2.23%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21%	.26%	.26%	.26%	.26% I
Expenses net of fee waivers, if any	.21%	.26%	.26%	.26%	.26% I
Expenses net of all reductions	.21%	.26%	.26%	.26%	.26% I
Net investment income (loss)	3.62%	2.24%	1.12%	2.00%	2.40% I
Supplemental Data
Net assets, end of period (000 omitted)	$19,737	$16,068	$196	$154	$102
Portfolio turnover rate J	42%	62%	49%	44%	48% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend Income Fund Premier Class

Years ended March 31,	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$11.01
Income from Investment Operations
Net investment income (loss) B,C	.35	.37
Net realized and unrealized gain (loss)	(.79)	(.52)
Total from investment operations	(.44)	(.15)
Distributions from net investment income	(.33)	(.26)
Distributions from net realized gain	(.13)	(.19)
Total distributions	(.46)	(.45)
Net asset value, end of period	$9.51	$10.41
Total Return D,E	(4.14)%	(1.52)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.19%	.24% H
Expenses net of fee waivers, if any	.19%	.24% H
Expenses net of all reductions	.19%	.24% H
Net investment income (loss)	3.64%	3.43% H
Supplemental Data
Net assets, end of period (000 omitted)	$21,456	$23,501
Portfolio turnover rate I	42%	62%

A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2005 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19.3
Fidelity Series Investment Grade Bond Fund	12.3
Fidelity Series Government Bond Index Fund	12.0
Fidelity Series Investment Grade Securitized Fund	8.4
Fidelity Series Corporate Bond Fund	8.2
Fidelity Series Treasury Bill Index Fund	6.4
Fidelity Series Emerging Markets Opportunities Fund	4.2
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series Government Money Market Fund 4.91%	2.2
80.9

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Fidelity Freedom® Blend 2005 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 6.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	27,008	323,282
Fidelity Series Commodity Strategy Fund (a)	1,722	171,206
Fidelity Series Large Cap Growth Index Fund (a)	13,236	204,899
Fidelity Series Large Cap Stock Fund (a)	12,739	224,843
Fidelity Series Large Cap Value Index Fund (a)	30,208	419,893
Fidelity Series Small Cap Core Fund (a)	279	2,808
Fidelity Series Small Cap Opportunities Fund (a)	8,380	102,569
Fidelity Series Value Discovery Fund (a)	10,664	153,569
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,440,549)		1,603,069

International Equity Funds - 12.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	12,739	175,033
Fidelity Series Emerging Markets Fund (a)	21,604	176,285
Fidelity Series Emerging Markets Opportunities Fund (a)	60,033	988,748
Fidelity Series International Growth Fund (a)	25,727	406,223
Fidelity Series International Index Fund (a)	15,145	168,413
Fidelity Series International Small Cap Fund (a)	8,388	134,285
Fidelity Series International Value Fund (a)	38,150	405,156
Fidelity Series Overseas Fund (a)	33,818	405,817
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,727,974)		2,859,960

Bond Funds - 70.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	475,254	4,510,161
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	25,225	203,562
Fidelity Series Corporate Bond Fund (a)	208,567	1,908,388
Fidelity Series Emerging Markets Debt Fund (a)	16,191	119,002
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	4,413	40,291
Fidelity Series Floating Rate High Income Fund (a)	2,585	22,928
Fidelity Series Government Bond Index Fund (a)	299,773	2,805,879
Fidelity Series High Income Fund (a)	15,178	124,156
Fidelity Series International Developed Markets Bond Index Fund (a)	106,912	929,064
Fidelity Series Investment Grade Bond Fund (a)	284,306	2,868,648
Fidelity Series Investment Grade Securitized Fund (a)	217,876	1,967,420
Fidelity Series Long-Term Treasury Bond Index Fund (a)	146,016	906,762
Fidelity Series Real Estate Income Fund (a)	4,509	42,837
TOTAL BOND FUNDS (Cost $17,910,102)		16,449,098

Short-Term Funds - 10.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.91% (a)(c)	517,762	517,762
Fidelity Series Short-Term Credit Fund (a)	42,847	413,477
Fidelity Series Treasury Bill Index Fund (a)	149,389	1,486,424
TOTAL SHORT-TERM FUNDS (Cost $2,431,462)		2,417,663

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $24,510,087)	23,329,790
NET OTHER ASSETS (LIABILITIES) - 0.0%	(470)
NET ASSETS - 100.0%	23,329,320

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,672,524	2,663,056	1,589,412	219,164	(41,436)	(189,750)	4,510,161
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	181,022	359,974	310,137	15,334	(20,868)	(6,429)	203,562
Fidelity Series Blue Chip Growth Fund	407,093	280,194	296,823	12,771	(49,068)	(18,114)	323,282
Fidelity Series Canada Fund	246,872	80,399	125,655	5,737	(1,184)	(25,399)	175,033
Fidelity Series Commodity Strategy Fund	371,961	314,707	297,100	183,807	(90,158)	(128,204)	171,206
Fidelity Series Corporate Bond Fund	1,983,265	748,863	651,278	64,970	(58,401)	(114,061)	1,908,388
Fidelity Series Emerging Markets Debt Fund	129,929	50,485	47,875	7,025	(6,908)	(6,629)	119,002
Fidelity Series Emerging Markets Debt Local Currency Fund	42,364	14,055	16,848	-	(1,374)	2,094	40,291
Fidelity Series Emerging Markets Fund	165,705	104,449	77,105	3,537	(6,595)	(10,169)	176,285
Fidelity Series Emerging Markets Opportunities Fund	1,492,686	551,160	912,048	29,611	(119,294)	(23,756)	988,748
Fidelity Series Floating Rate High Income Fund	25,451	11,760	13,465	1,630	(297)	(521)	22,928
Fidelity Series Government Bond Index Fund	2,774,121	1,117,926	926,690	52,162	(35,119)	(124,359)	2,805,879
Fidelity Series Government Money Market Fund 4.91%	591,814	347,875	421,927	13,504	-	-	517,762
Fidelity Series High Income Fund	151,304	48,446	61,521	8,045	(3,299)	(10,774)	124,156
Fidelity Series Inflation-Protected Bond Index Fund	478,486	9,311	479,172	2,376	12,457	(21,082)	-
Fidelity Series International Developed Markets Bond Index Fund	795,641	538,348	346,199	7,001	(21,848)	(36,878)	929,064
Fidelity Series International Growth Fund	492,862	205,235	271,963	13,739	(31,403)	11,492	406,223
Fidelity Series International Index Fund	209,786	69,168	104,066	4,406	(8,571)	2,096	168,413
Fidelity Series International Small Cap Fund	153,475	57,855	62,636	7,564	(10,316)	(4,093)	134,285
Fidelity Series International Value Fund	497,852	192,826	267,098	13,453	(13,007)	(5,417)	405,156
Fidelity Series Investment Grade Bond Fund	2,917,804	1,116,352	962,921	91,931	(48,626)	(153,961)	2,868,648
Fidelity Series Investment Grade Securitized Fund	2,044,258	749,210	694,237	51,125	(32,373)	(99,438)	1,967,420
Fidelity Series Large Cap Growth Index Fund	256,557	163,713	183,535	2,853	6,286	(38,122)	204,899
Fidelity Series Large Cap Stock Fund	286,208	174,896	214,893	17,455	5,870	(27,238)	224,843
Fidelity Series Large Cap Value Index Fund	548,387	354,607	434,785	16,032	13,182	(61,498)	419,893
Fidelity Series Long-Term Treasury Bond Index Fund	943,277	713,854	571,521	28,179	(92,326)	(86,522)	906,762
Fidelity Series Overseas Fund	495,581	201,868	269,717	7,236	(22,972)	1,057	405,817
Fidelity Series Real Estate Income Fund	93,070	36,760	74,420	6,087	(3,928)	(8,645)	42,837
Fidelity Series Short-Term Credit Fund	592,940	150,833	325,477	8,569	(9,555)	4,736	413,477
Fidelity Series Small Cap Core Fund	-	2,689	-	-	-	119	2,808
Fidelity Series Small Cap Opportunities Fund	137,799	60,393	82,533	6,062	(4,752)	(8,338)	102,569
Fidelity Series Treasury Bill Index Fund	1,775,587	890,524	1,174,678	41,123	(1,523)	(3,486)	1,486,424
Fidelity Series Value Discovery Fund	202,595	121,707	153,074	8,538	7,196	(24,855)	153,569
	25,158,276	12,503,498	12,420,809	951,026	(690,210)	(1,216,144)	23,329,790

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,603,069	1,603,069	-	-

International Equity Funds	2,859,960	2,859,960	-	-

Bond Funds	16,449,098	16,449,098	-	-

Short-Term Funds	2,417,663	2,417,663	-	-
Total Investments in Securities:	23,329,790	23,329,790	-	-

Fidelity Freedom® Blend 2005 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $24,510,087)	$23,329,790

Total Investment in Securities (cost $24,510,087)		$23,329,790
Cash		242
Receivable for investments sold		296,110
Receivable for fund shares sold		12,692
Total assets		23,638,834
Liabilities
Payable for investments purchased	$292,031
Payable for fund shares redeemed	12,786
Accrued management fee	4,450
Distribution and service plan fees payable	247
Total Liabilities		309,514
Net Assets		$23,329,320
Net Assets consist of:
Paid in capital		$25,300,365
Total accumulated earnings (loss)		(1,971,045)
Net Assets		$23,329,320

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($353,805 ÷ 37,263 shares) (a)		$9.49
Maximum offering price per share (100/94.25 of $9.49)		$10.07
Class M :
Net Asset Value and redemption price per share ($124,701 ÷ 13,166 shares) (a)		$9.47
Maximum offering price per share (100/96.50 of $9.47)		$9.81
Class C :
Net Asset Value and offering price per share ($120,670 ÷ 12,829 shares) (a)		$9.41
Fidelity Freedom Blend 2005 Fund :
Net Asset Value , offering price and redemption price per share ($1,549,680 ÷ 163,126 shares)		$9.50
Class K :
Net Asset Value , offering price and redemption price per share ($91,389 ÷ 9,558 shares)		$9.56
Class K6 :
Net Asset Value , offering price and redemption price per share ($8,563,098 ÷ 899,334 shares)		$9.52
Class I :
Net Asset Value , offering price and redemption price per share ($568,850 ÷ 59,923 shares)		$9.49
Class Z :
Net Asset Value , offering price and redemption price per share ($104,590 ÷ 10,979 shares)		$9.53
Class Z6 :
Net Asset Value , offering price and redemption price per share ($2,341,591 ÷ 246,065 shares)		$9.52
Premier Class :
Net Asset Value , offering price and redemption price per share ($9,510,946 ÷ 1,000,631 shares)		$9.50
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$894,064
Expenses
Management fee	$53,241
Distribution and service plan fees	2,891
Independent trustees' fees and expenses	87
Total expenses before reductions	56,219
Expense reductions	(3)
Total expenses after reductions		56,216
Net Investment income (loss)		837,848
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(690,210)
Capital gain distributions from underlying funds:
Affiliated issuers	56,962
Total net realized gain (loss)		(633,248)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(1,216,144)
Total change in net unrealized appreciation (depreciation)		(1,216,144)
Net gain (loss)		(1,849,392)
Net increase (decrease) in net assets resulting from operations		$(1,011,544)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$837,848	$634,751
Net realized gain (loss)	(633,248)	543,383
Change in net unrealized appreciation (depreciation)	(1,216,144)	(1,433,501)
Net increase (decrease) in net assets resulting from operations	(1,011,544)	(255,367)
Distributions to shareholders	(1,165,699)	(1,227,422)
Share transactions - net increase (decrease)	348,724	3,048,977
Total increase (decrease) in net assets	(1,828,519)	1,566,188

Net Assets
Beginning of period	25,157,839	23,591,651
End of period	$23,329,320	$25,157,839

Financial Highlights
Fidelity Advisor Freedom® Blend 2005 Fund Class A

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.44	$11.02	$9.85	$9.99	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.30	.19	.07	.16	.11
Net realized and unrealized gain (loss)	(.81)	(.29)	1.39	(.08)	.04
Total from investment operations	(.51)	(.10)	1.46	.08	.15
Distributions from net investment income	(.27)	(.22)	(.07)	(.13)	(.10)
Distributions from net realized gain	(.17)	(.27)	(.21)	(.09)	(.07)
Total distributions	(.44)	(.48) D	(.29) D	(.22)	(.16) D
Net asset value, end of period	$9.49	$10.44	$11.02	$9.85	$9.99
Total Return E,F,G	(4.84)%	(1.07)%	14.84%	.68%	1.62%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.66%	.71%	.71%	.71%	.71% J
Expenses net of fee waivers, if any	.66%	.71%	.71%	.71%	.71% J
Expenses net of all reductions	.66%	.71%	.71%	.71%	.71% J
Net investment income (loss)	3.15%	1.69%	.67%	1.56%	1.88% J
Supplemental Data
Net assets, end of period (000 omitted)	$354	$401	$351	$263	$187
Portfolio turnover rate K	53%	65%	45%	64%	11% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2005 Fund Class M

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.42	$11.02	$9.85	$9.99	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.28	.16	.05	.13	.09
Net realized and unrealized gain (loss)	(.81)	(.28)	1.38	(.07)	.05
Total from investment operations	(.53)	(.12)	1.43	.06	.14
Distributions from net investment income	(.25)	(.21)	(.05)	(.11)	(.08)
Distributions from net realized gain	(.17)	(.26)	(.21)	(.09)	(.07)
Total distributions	(.42)	(.48) D	(.26)	(.20)	(.15)
Net asset value, end of period	$9.47	$10.42	$11.02	$9.85	$9.99
Total Return E,F,G	(5.05)%	(1.32)%	14.58%	.45%	1.43%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.91%	.96%	.96%	.96%	.96% J
Expenses net of fee waivers, if any	.91%	.96%	.96%	.96%	.96% J
Expenses net of all reductions	.91%	.96%	.96%	.96%	.96% J
Net investment income (loss)	2.90%	1.44%	.43%	1.31%	1.63% J
Supplemental Data
Net assets, end of period (000 omitted)	$125	$133	$148	$108	$101
Portfolio turnover rate K	53%	65%	45%	64%	11% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2005 Fund Class C

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.36	$10.94	$9.81	$9.98	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.10	(.01)	.08	.06
Net realized and unrealized gain (loss)	(.80)	(.28)	1.38	(.08)	.05
Total from investment operations	(.57)	(.18)	1.37	-	.11
Distributions from net investment income	(.21)	(.15)	(.03)	(.08)	(.06)
Distributions from net realized gain	(.17)	(.25)	(.21)	(.09)	(.07)
Total distributions	(.38)	(.40)	(.24)	(.17)	(.13)
Net asset value, end of period	$9.41	$10.36	$10.94	$9.81	$9.98
Total Return D,E,F	(5.48)%	(1.85)%	14.06%	(.07)%	1.15%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.41%	1.46%	1.46%	1.46%	1.46% I
Expenses net of fee waivers, if any	1.41%	1.46%	1.46%	1.46%	1.46% I
Expenses net of all reductions	1.41%	1.46%	1.46%	1.46%	1.46% I
Net investment income (loss)	2.40%	.94%	(.08)%	.81%	1.13% I
Supplemental Data
Net assets, end of period (000 omitted)	$121	$274	$320	$256	$101
Portfolio turnover rate J	53%	65%	45%	64%	11% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2005 Fund

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.45	$11.03	$9.87	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.33	.22	.10	.19	.12
Net realized and unrealized gain (loss)	(.82)	(.29)	1.39	(.08)	.05
Total from investment operations	(.49)	(.07)	1.49	.11	.17
Distributions from net investment income	(.30)	(.24)	(.11)	(.15)	(.10)
Distributions from net realized gain	(.17)	(.27)	(.21)	(.10)	(.07)
Total distributions	(.46) D	(.51)	(.33) D	(.25)	(.16) D
Net asset value, end of period	$9.50	$10.45	$11.03	$9.87	$10.01
Total Return E,F	(4.56)%	(.85)%	15.13%	.94%	1.80%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41%	.46%	.46%	.46%	.46% I
Expenses net of fee waivers, if any	.41%	.46%	.46%	.46%	.46% I
Expenses net of all reductions	.41%	.46%	.46%	.46%	.46% I
Net investment income (loss)	3.40%	1.94%	.92%	1.81%	2.13% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,550	$1,757	$2,030	$1,126	$111
Portfolio turnover rate J	53%	65%	45%	64%	11% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2005 Fund Class K

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.46	$11.04	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.34	.23	.11	.20	.13
Net realized and unrealized gain (loss)	(.82)	(.29)	1.39	(.08)	.04
Total from investment operations	(.48)	(.06)	1.50	.12	.17
Distributions from net investment income	(.25)	(.25)	(.13)	(.16)	(.10)
Distributions from net realized gain	(.17)	(.27)	(.21)	(.09)	(.07)
Total distributions	(.42)	(.52)	(.34)	(.25)	(.16) D
Net asset value, end of period	$9.56	$10.46	$11.04	$9.88	$10.01
Total Return E,F	(4.50)%	(.75)%	15.26%	1.06%	1.83%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31%	.36%	.36%	.36%	.36% I
Expenses net of fee waivers, if any	.31%	.36%	.36%	.36%	.36% I
Expenses net of all reductions	.31%	.36%	.36%	.36%	.36% I
Net investment income (loss)	3.50%	2.04%	1.02%	1.91%	2.23% I
Supplemental Data
Net assets, end of period (000 omitted)	$91	$414	$459	$178	$102
Portfolio turnover rate J	53%	65%	45%	64%	11% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2005 Fund Class K6

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.48	$11.05	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.35	.24	.12	.21	.13
Net realized and unrealized gain (loss)	(.83)	(.29)	1.39	(.08)	.05
Total from investment operations	(.48)	(.05)	1.51	.13	.18
Distributions from net investment income	(.32)	(.26)	(.13)	(.17)	(.10)
Distributions from net realized gain	(.17)	(.27)	(.21)	(.10)	(.07)
Total distributions	(.48) D	(.52) D	(.34)	(.26) D	(.17)
Net asset value, end of period	$9.52	$10.48	$11.05	$9.88	$10.01
Total Return E,F	(4.44)%	(.62)%	15.38%	1.19%	1.86%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21%	.26%	.26%	.26%	.26% I
Expenses net of fee waivers, if any	.21%	.26%	.26%	.26%	.26% I
Expenses net of all reductions	.21%	.26%	.26%	.26%	.26% I
Net investment income (loss)	3.60%	2.14%	1.12%	2.01%	2.32% I
Supplemental Data
Net assets, end of period (000 omitted)	$8,563	$9,529	$19,122	$12,005	$1,177
Portfolio turnover rate J	53%	65%	45%	64%	11% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2005 Fund Class I

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.45	$11.03	$9.86	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.32	.22	.10	.19	.12
Net realized and unrealized gain (loss)	(.82)	(.29)	1.40	(.09)	.05
Total from investment operations	(.50)	(.07)	1.50	.10	.17
Distributions from net investment income	(.30)	(.24)	(.11)	(.16)	(.10)
Distributions from net realized gain	(.17)	(.27)	(.21)	(.09)	(.07)
Total distributions	(.46) D	(.51)	(.33) D	(.25)	(.16) D
Net asset value, end of period	$9.49	$10.45	$11.03	$9.86	$10.01
Total Return E,F	(4.65)%	(.83)%	15.24%	.86%	1.80%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41%	.46%	.46%	.46%	.46% I
Expenses net of fee waivers, if any	.41%	.46%	.46%	.46%	.46% I
Expenses net of all reductions	.41%	.46%	.46%	.46%	.46% I
Net investment income (loss)	3.39%	1.94%	.92%	1.81%	2.13% I
Supplemental Data
Net assets, end of period (000 omitted)	$569	$598	$853	$691	$102
Portfolio turnover rate J	53%	65%	45%	64%	11% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2005 Fund Class Z

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.48	$11.06	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.34	.23	.11	.20	.13
Net realized and unrealized gain (loss)	(.82)	(.29)	1.40	(.09)	.04
Total from investment operations	(.48)	(.06)	1.51	.11	.17
Distributions from net investment income	(.30)	(.26)	(.11)	(.15)	(.10)
Distributions from net realized gain	(.17)	(.27)	(.21)	(.09)	(.07)
Total distributions	(.47)	(.52) D	(.33) D	(.24)	(.16) D
Net asset value, end of period	$9.53	$10.48	$11.06	$9.88	$10.01
Total Return E,F	(4.48)%	(.73)%	15.34%	1.01%	1.83%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31%	.36%	.36%	.36%	.36% I
Expenses net of fee waivers, if any	.31%	.36%	.36%	.36%	.36% I
Expenses net of all reductions	.31%	.36%	.36%	.36%	.36% I
Net investment income (loss)	3.50%	2.04%	1.02%	1.91%	2.23% I
Supplemental Data
Net assets, end of period (000 omitted)	$105	$153	$184	$103	$102
Portfolio turnover rate J	53%	65%	45%	64%	11% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2005 Fund Class Z6

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.47	$11.06	$9.88	$10.01	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.34	.24	.12	.21	.13
Net realized and unrealized gain (loss)	(.80)	(.29)	1.40	(.09)	.05
Total from investment operations	(.46)	(.05)	1.52	.12	.18
Distributions from net investment income	(.32)	(.27)	(.12)	(.16)	(.10)
Distributions from net realized gain	(.17)	(.27)	(.21)	(.10)	(.07)
Total distributions	(.49)	(.54)	(.34) D	(.25) D	(.17)
Net asset value, end of period	$9.52	$10.47	$11.06	$9.88	$10.01
Total Return E,F	(4.32)%	(.65)%	15.45%	1.11%	1.86%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21%	.26%	.26%	.26%	.26% I
Expenses net of fee waivers, if any	.21%	.26%	.26%	.26%	.26% I
Expenses net of all reductions	.21%	.26%	.26%	.26%	.26% I
Net investment income (loss)	3.60%	2.14%	1.12%	2.01%	2.33% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,342	$2,238	$125	$107	$102
Portfolio turnover rate J	53%	65%	45%	64%	11% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2005 Fund Premier Class

Years ended March 31,	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.46	$11.14
Income from Investment Operations
Net investment income (loss) B,C	.35	.37
Net realized and unrealized gain (loss)	(.82)	(.51)
Total from investment operations	(.47)	(.14)
Distributions from net investment income	(.32)	(.28)
Distributions from net realized gain	(.17)	(.27)
Total distributions	(.49)	(.54) D
Net asset value, end of period	$9.50	$10.46
Total Return E,F	(4.40)%	(1.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.19%	.24% I
Expenses net of fee waivers, if any	.19%	.24% I
Expenses net of all reductions	.19%	.24% I
Net investment income (loss)	3.62%	3.39%
Supplemental Data
Net assets, end of period (000 omitted)	$9,511	$9,661
Portfolio turnover rate J	53%	65%

A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2010 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13.7
Fidelity Series Investment Grade Bond Fund	10.5
Fidelity Series Government Bond Index Fund	10.3
Fidelity Series Investment Grade Securitized Fund	7.3
Fidelity Series Corporate Bond Fund	7.0
Fidelity Series Emerging Markets Opportunities Fund	5.8
Fidelity Series Treasury Bill Index Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	4.0
Fidelity Series International Developed Markets Bond Index Fund	4.0
Fidelity Series Large Cap Value Index Fund	3.6
71.3

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 1.9%

Fidelity Freedom® Blend 2010 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.44% to 4.56% 4/6/23 to 6/1/23 (b) (Cost $129,296)	130,000	129,315

Domestic Equity Funds - 13.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	184,101	2,203,683
Fidelity Series Commodity Strategy Fund (c)	5,473	544,278
Fidelity Series Large Cap Growth Index Fund (c)	90,176	1,395,920
Fidelity Series Large Cap Stock Fund (c)	86,380	1,524,607
Fidelity Series Large Cap Value Index Fund (c)	204,917	2,848,340
Fidelity Series Small Cap Core Fund (c)	504	5,071
Fidelity Series Small Cap Opportunities Fund (c)	56,760	694,744
Fidelity Series Value Discovery Fund (c)	72,285	1,040,899
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,523,650)		10,257,542

International Equity Funds - 17.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	61,437	844,148
Fidelity Series Emerging Markets Fund (c)	101,326	826,816
Fidelity Series Emerging Markets Opportunities Fund (c)	281,184	4,631,105
Fidelity Series International Growth Fund (c)	124,086	1,959,325
Fidelity Series International Index Fund (c)	73,065	812,485
Fidelity Series International Small Cap Fund (c)	38,071	609,521
Fidelity Series International Value Fund (c)	183,521	1,948,995
Fidelity Series Overseas Fund (c)	163,126	1,957,510
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,041,116)		13,589,905

Bond Funds - 61.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,141,228	10,830,257
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	291,903	2,355,654
Fidelity Series Corporate Bond Fund (c)	605,353	5,538,976
Fidelity Series Emerging Markets Debt Fund (c)	54,851	403,157
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	14,963	136,615
Fidelity Series Floating Rate High Income Fund (c)	8,302	73,641
Fidelity Series Government Bond Index Fund (c)	874,771	8,187,854
Fidelity Series High Income Fund (c)	50,727	414,948
Fidelity Series International Developed Markets Bond Index Fund (c)	362,013	3,145,889
Fidelity Series Investment Grade Bond Fund (c)	826,616	8,340,555
Fidelity Series Investment Grade Securitized Fund (c)	635,891	5,742,093
Fidelity Series Long-Term Treasury Bond Index Fund (c)	511,529	3,176,596
Fidelity Series Real Estate Income Fund (c)	13,958	132,602
TOTAL BOND FUNDS (Cost $54,230,455)		48,478,837

Short-Term Funds - 8.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	146,860	146,889
Fidelity Series Government Money Market Fund 4.91% (c)(f)	1,374,500	1,374,500
Fidelity Series Short-Term Credit Fund (c)	117,990	1,138,601
Fidelity Series Treasury Bill Index Fund (c)	402,577	4,005,644
TOTAL SHORT-TERM FUNDS (Cost $6,709,902)		6,665,634

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $83,634,419)	79,121,233
NET OTHER ASSETS (LIABILITIES) - 0.0%	(198)
NET ASSETS - 100.0%	79,121,035

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	15	Jun 2023	1,723,828	36,143	36,143
CBOT 5-Year U.S. Treasury Note Contracts (United States)	13	Jun 2023	1,423,602	4,106	4,106

TOTAL PURCHASED					40,249

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3	Jun 2023	620,663	(33,523)	(33,523)
ICE E-mini MSCI EAFE Index Contracts (United States)	3	Jun 2023	314,475	(3,528)	(3,528)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	15	Jun 2023	746,625	(22,075)	(22,075)

TOTAL SOLD					(59,126)

TOTAL FUTURES CONTRACTS					(18,877)
The notional amount of futures purchased as a percentage of Net Assets is 4.0%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $129,315.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	8,020	701,670	562,801	3,368	-	-	146,889	0.0%
Total	8,020	701,670	562,801	3,368	-	-	146,889

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9,014,498	5,975,885	3,569,456	525,990	(50,048)	(529,063)	10,830,257
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,519,057	1,307,636	1,024,779	153,878	(84,850)	(361,410)	2,355,654
Fidelity Series Blue Chip Growth Fund	2,591,585	1,380,581	1,345,302	79,749	(220,943)	(202,238)	2,203,683
Fidelity Series Canada Fund	1,115,757	293,955	443,433	27,715	(7,272)	(114,859)	844,148
Fidelity Series Commodity Strategy Fund	1,319,090	979,342	975,931	660,764	(195,289)	(582,934)	544,278
Fidelity Series Corporate Bond Fund	6,388,688	1,758,417	2,010,578	204,647	(114,809)	(482,742)	5,538,976
Fidelity Series Emerging Markets Debt Fund	452,700	136,071	136,347	24,300	(11,716)	(37,551)	403,157
Fidelity Series Emerging Markets Debt Local Currency Fund	149,927	32,492	47,374	-	(3,951)	5,521	136,615
Fidelity Series Emerging Markets Fund	655,643	476,063	239,267	14,405	(32,943)	(32,680)	826,816
Fidelity Series Emerging Markets Opportunities Fund	5,908,109	1,860,221	2,544,168	123,401	(473,232)	(119,825)	4,631,105
Fidelity Series Floating Rate High Income Fund	90,320	23,418	36,972	5,464	(991)	(2,134)	73,641
Fidelity Series Government Bond Index Fund	8,938,273	2,637,579	2,832,063	163,185	(103,228)	(452,707)	8,187,854
Fidelity Series Government Money Market Fund 4.91%	1,569,920	725,311	920,731	33,845	-	-	1,374,500
Fidelity Series High Income Fund	534,905	128,155	196,433	28,011	(11,511)	(40,168)	414,948
Fidelity Series Inflation-Protected Bond Index Fund	1,432,158	57,388	1,461,564	9,120	30,628	(58,610)	-
Fidelity Series International Developed Markets Bond Index Fund	2,813,429	1,577,854	1,025,666	24,016	(60,310)	(159,418)	3,145,889
Fidelity Series International Growth Fund	2,232,866	806,270	983,783	66,359	(145,844)	49,816	1,959,325
Fidelity Series International Index Fund	947,893	278,336	388,296	21,287	(35,059)	9,611	812,485
Fidelity Series International Small Cap Fund	700,599	214,462	235,173	36,537	(51,388)	(18,979)	609,521
Fidelity Series International Value Fund	2,255,330	789,638	1,028,567	64,992	(49,517)	(17,889)	1,948,995
Fidelity Series Investment Grade Bond Fund	9,401,145	2,608,343	2,965,387	288,622	(134,715)	(568,831)	8,340,555
Fidelity Series Investment Grade Securitized Fund	6,585,538	1,754,128	2,142,110	159,511	(106,982)	(348,481)	5,742,093
Fidelity Series Large Cap Growth Index Fund	1,632,645	706,878	742,074	19,744	(17,706)	(183,823)	1,395,920
Fidelity Series Large Cap Stock Fund	1,821,976	698,328	874,827	107,838	25,366	(146,236)	1,524,607
Fidelity Series Large Cap Value Index Fund	3,487,599	1,143,541	1,481,842	111,234	65,392	(366,350)	2,848,340
Fidelity Series Long-Term Treasury Bond Index Fund	3,508,301	1,381,925	1,046,526	89,960	(124,218)	(542,886)	3,176,596
Fidelity Series Overseas Fund	2,245,263	764,454	945,261	34,946	(105,687)	(1,259)	1,957,510
Fidelity Series Real Estate Income Fund	323,625	72,882	218,880	20,269	(17,704)	(27,321)	132,602
Fidelity Series Short-Term Credit Fund	1,572,911	384,224	803,959	23,686	(20,440)	5,865	1,138,601
Fidelity Series Small Cap Core Fund	-	4,930	-	-	-	141	5,071
Fidelity Series Small Cap Opportunities Fund	876,716	285,375	384,691	37,692	(26,711)	(55,945)	694,744
Fidelity Series Treasury Bill Index Fund	4,710,177	1,876,213	2,566,852	107,576	(2,020)	(11,874)	4,005,644
Fidelity Series Value Discovery Fund	1,289,471	426,019	561,051	59,071	17,149	(130,689)	1,040,899
	89,086,114	33,546,314	36,179,343	3,327,814	(2,070,549)	(5,525,948)	78,845,029

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	129,315	-	129,315	-

Domestic Equity Funds	10,257,542	10,257,542	-	-

International Equity Funds	13,589,905	13,589,905	-	-

Bond Funds	48,478,837	48,478,837	-	-

Short-Term Funds	6,665,634	6,665,634	-	-
Total Investments in Securities:	79,121,233	78,991,918	129,315	-
Derivative Instruments:

Assets
Futures Contracts	40,249	40,249	-	-
Total Assets	40,249	40,249	-	-

Liabilities
Futures Contracts	(59,126)	(59,126)	-	-
Total Liabilities	(59,126)	(59,126)	-	-
Total Derivative Instruments:	(18,877)	(18,877)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(59,126)
Total Equity Risk	0	(59,126)
Interest Rate Risk
Futures Contracts (a)	40,249	0
Total Interest Rate Risk	40,249	0
Total Value of Derivatives	40,249	(59,126)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2010 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $129,296)	$129,315
Fidelity Central Funds (cost $146,889)	146,889
Other affiliated issuers (cost $83,358,234)	78,845,029

Total Investment in Securities (cost $83,634,419)		$79,121,233
Receivable for investments sold		494,713
Receivable for fund shares sold		228,810
Distributions receivable from Fidelity Central Funds		667
Receivable for daily variation margin on futures contracts		202
Total assets		79,845,625
Liabilities
Payable for investments purchased	$660,576
Payable for fund shares redeemed	48,877
Accrued management fee	14,716
Distribution and service plan fees payable	421
Total Liabilities		724,590
Net Assets		$79,121,035
Net Assets consist of:
Paid in capital		$86,142,739
Total accumulated earnings (loss)		(7,021,704)
Net Assets		$79,121,035

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($601,391 ÷ 63,547 shares) (a)		$9.46
Maximum offering price per share (100/94.25 of $9.46)		$10.04
Class M :
Net Asset Value and redemption price per share ($278,031 ÷ 29,317 shares) (a)		$9.48
Maximum offering price per share (100/96.50 of $9.48)		$9.82
Class C :
Net Asset Value and offering price per share ($224,804 ÷ 23,975 shares) (a)		$9.38
Fidelity Freedom Blend 2010 Fund :
Net Asset Value , offering price and redemption price per share ($5,467,271 ÷ 576,573 shares)		$9.48
Class K :
Net Asset Value , offering price and redemption price per share ($2,799,253 ÷ 294,099 shares)		$9.52
Class K6 :
Net Asset Value , offering price and redemption price per share ($31,108,077 ÷ 3,262,464 shares)		$9.54
Class I :
Net Asset Value , offering price and redemption price per share ($705,204 ÷ 74,239 shares)		$9.50
Class Z :
Net Asset Value , offering price and redemption price per share ($729,641 ÷ 76,728 shares)		$9.51
Class Z6 :
Net Asset Value , offering price and redemption price per share ($5,841,140 ÷ 613,436 shares)		$9.52
Premier Class :
Net Asset Value , offering price and redemption price per share ($31,366,223 ÷ 3,295,931 shares)		$9.52
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$2,993,037
Interest		2,576
Income from Fidelity Central Funds		3,368
Total Income		2,998,981
Expenses
Management fee	$187,244
Distribution and service plan fees	6,237
Independent trustees' fees and expenses	307
Total expenses before reductions	193,788
Expense reductions	(161)
Total expenses after reductions		193,627
Net Investment income (loss)		2,805,354
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(2,070,549)
Futures contracts	(189,266)
Capital gain distributions from underlying funds:
Affiliated issuers	334,777
Total net realized gain (loss)		(1,925,038)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	17
Affiliated issuers	(5,525,948)
Futures contracts	(45,239)
Total change in net unrealized appreciation (depreciation)		(5,571,170)
Net gain (loss)		(7,496,208)
Net increase (decrease) in net assets resulting from operations		$(4,690,854)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,805,354	$2,117,512
Net realized gain (loss)	(1,925,038)	2,648,228
Change in net unrealized appreciation (depreciation)	(5,571,170)	(5,500,459)
Net increase (decrease) in net assets resulting from operations	(4,690,854)	(734,719)
Distributions to shareholders	(4,111,981)	(5,252,026)
Share transactions - net increase (decrease)	(1,237,460)	14,371,562
Total increase (decrease) in net assets	(10,040,295)	8,384,817

Net Assets
Beginning of period	89,161,330	80,776,513
End of period	$79,121,035	$89,161,330

Financial Highlights
Fidelity Advisor Freedom® Blend 2010 Fund Class A

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.50	$11.19	$9.65	$9.93	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.28	.18	.08	.16	.10
Net realized and unrealized gain (loss)	(.87)	(.23)	1.83	(.22)	.01
Total from investment operations	(.59)	(.05)	1.91	(.06)	.11
Distributions from net investment income	(.28)	(.22)	(.11)	(.12)	(.11)
Distributions from net realized gain	(.17)	(.42)	(.26)	(.09)	(.08)
Total distributions	(.45)	(.64)	(.37)	(.22) D	(.18) D
Net asset value, end of period	$9.46	$10.50	$11.19	$9.65	$9.93
Total Return E,F,G	(5.52)%	(.71)%	19.96%	(.82)%	1.24%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.66%	.72%	.72%	.72%	.72% J
Expenses net of fee waivers, if any	.66%	.72%	.72%	.72%	.72% J
Expenses net of all reductions	.66%	.72%	.72%	.72%	.72% J
Net investment income (loss)	2.98%	1.57%	.74%	1.60%	1.81% J
Supplemental Data
Net assets, end of period (000 omitted)	$601	$694	$931	$190	$166
Portfolio turnover rate K	41%	51%	37%	42%	98% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2010 Fund Class M

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.51	$11.19	$9.63	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.15	.05	.14	.09
Net realized and unrealized gain (loss)	(.88)	(.23)	1.84	(.23)	- D
Total from investment operations	(.62)	(.08)	1.89	(.09)	.09
Distributions from net investment income	(.24)	(.19)	(.07)	(.11)	(.10)
Distributions from net realized gain	(.17)	(.41)	(.26)	(.09)	(.08)
Total distributions	(.41)	(.60)	(.33)	(.20)	(.17) E
Net asset value, end of period	$9.48	$10.51	$11.19	$9.63	$9.92
Total Return F,G,H	(5.79)%	(.93)%	19.76%	(1.07)%	1.03%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.91%	.97%	.97%	.97%	.97% K
Expenses net of fee waivers, if any	.91%	.97%	.97%	.97%	.97% K
Expenses net of all reductions	.91%	.97%	.97%	.97%	.97% K
Net investment income (loss)	2.73%	1.32%	.49%	1.35%	1.56% K
Supplemental Data
Net assets, end of period (000 omitted)	$278	$359	$379	$259	$126
Portfolio turnover rate L	41%	51%	37%	42%	98% K

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2010 Fund Class C

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$11.13	$9.61	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21	.09	- D	.09	.06
Net realized and unrealized gain (loss)	(.86)	(.22)	1.82	(.23)	.01
Total from investment operations	(.65)	(.13)	1.82	(.14)	.07
Distributions from net investment income	(.21)	(.18)	(.05)	(.07)	(.08)
Distributions from net realized gain	(.17)	(.41)	(.25)	(.09)	(.08)
Total distributions	(.38)	(.59)	(.30)	(.17) E	(.15) E
Net asset value, end of period	$9.38	$10.41	$11.13	$9.61	$9.92
Total Return F,G,H	(6.20)%	(1.39)%	19.05%	(1.57)%	.81%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.41%	1.47%	1.47%	1.47%	1.47% K
Expenses net of fee waivers, if any	1.41%	1.47%	1.47%	1.47%	1.47% K
Expenses net of all reductions	1.41%	1.47%	1.47%	1.47%	1.47% K
Net investment income (loss)	2.23%	.82%	(.02)%	.85%	1.06% K
Supplemental Data
Net assets, end of period (000 omitted)	$225	$288	$240	$117	$101
Portfolio turnover rate L	41%	51%	37%	42%	98% K

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the contingent deferred sales charge.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2010 Fund

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.52	$11.21	$9.65	$9.94	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.31	.20	.11	.19	.12
Net realized and unrealized gain (loss)	(.88)	(.22)	1.83	(.23)	.01
Total from investment operations	(.57)	(.02)	1.94	(.04)	.13
Distributions from net investment income	(.30)	(.25)	(.12)	(.16)	(.11)
Distributions from net realized gain	(.17)	(.42)	(.26)	(.10)	(.08)
Total distributions	(.47)	(.67)	(.38)	(.25) D	(.19)
Net asset value, end of period	$9.48	$10.52	$11.21	$9.65	$9.94
Total Return E,F	(5.31)%	(.42)%	20.28%	(.56)%	1.37%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.41%	.47%	.47%	.47%	.47% I
Expenses net of fee waivers, if any	.41%	.47%	.47%	.47%	.47% I
Expenses net of all reductions	.41%	.47%	.47%	.47%	.47% I
Net investment income (loss)	3.23%	1.82%	.99%	1.85%	2.06% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,467	$5,344	$4,499	$2,197	$148
Portfolio turnover rate J	41%	51%	37%	42%	98% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2010 Fund Class K

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.55	$11.23	$9.66	$9.94	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.32	.22	.12	.20	.12
Net realized and unrealized gain (loss)	(.88)	(.22)	1.84	(.22)	.01
Total from investment operations	(.56)	-	1.96	(.02)	.13
Distributions from net investment income	(.30)	(.26)	(.13)	(.16)	(.11)
Distributions from net realized gain	(.17)	(.42)	(.26)	(.09)	(.08)
Total distributions	(.47)	(.68)	(.39)	(.26) D	(.19)
Net asset value, end of period	$9.52	$10.55	$11.23	$9.66	$9.94
Total Return E,F	(5.20)%	(.28)%	20.40%	(.43)%	1.38%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31%	.37%	.37%	.37%	.37% I
Expenses net of fee waivers, if any	.31%	.37%	.37%	.37%	.37% I
Expenses net of all reductions	.31%	.37%	.37%	.37%	.37% I
Net investment income (loss)	3.33%	1.92%	1.09%	1.95%	2.16% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,799	$6,843	$7,725	$6,317	$101
Portfolio turnover rate J	41%	51%	37%	42%	98% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2010 Fund Class K6

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.57	$11.25	$9.67	$9.95	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.33	.23	.13	.21	.13
Net realized and unrealized gain (loss)	(.87)	(.23)	1.85	(.23)	.01
Total from investment operations	(.54)	-	1.98	(.02)	.14
Distributions from net investment income	(.32)	(.26)	(.14)	(.16)	(.11)
Distributions from net realized gain	(.17)	(.42)	(.26)	(.10)	(.08)
Total distributions	(.49)	(.68)	(.40)	(.26)	(.19)
Net asset value, end of period	$9.54	$10.57	$11.25	$9.67	$9.95
Total Return D,E	(5.01)%	(.27)%	20.60%	(.44)%	1.52%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.21%	.27%	.27%	.27%	.28% H,I
Expenses net of fee waivers, if any	.21%	.27%	.27%	.27%	.28% H,I
Expenses net of all reductions	.21%	.27%	.27%	.27%	.28% H,I
Net investment income (loss)	3.43%	2.02%	1.19%	2.05%	2.26% H
Supplemental Data
Net assets, end of period (000 omitted)	$31,108	$35,745	$64,959	$48,155	$1,697
Portfolio turnover rate J	41%	51%	37%	42%	98% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2010 Fund Class I

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.52	$11.22	$9.66	$9.94	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.31	.20	.11	.19	.12
Net realized and unrealized gain (loss)	(.87)	(.22)	1.83	(.22)	- D
Total from investment operations	(.56)	(.02)	1.94	(.03)	.12
Distributions from net investment income	(.29)	(.26)	(.12)	(.15)	(.11)
Distributions from net realized gain	(.17)	(.42)	(.26)	(.09)	(.08)
Total distributions	(.46)	(.68)	(.38)	(.25) E	(.18) E
Net asset value, end of period	$9.50	$10.52	$11.22	$9.66	$9.94
Total Return F,G	(5.24)%	(.45)%	20.25%	(.53)%	1.35%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.41%	.47%	.47%	.47%	.47% J
Expenses net of fee waivers, if any	.41%	.47%	.47%	.47%	.47% J
Expenses net of all reductions	.41%	.47%	.47%	.47%	.47% J
Net investment income (loss)	3.23%	1.82%	.99%	1.85%	2.06% J
Supplemental Data
Net assets, end of period (000 omitted)	$705	$1,156	$914	$453	$101
Portfolio turnover rate K	41%	51%	37%	42%	98% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2010 Fund Class Z

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$11.25	$9.68	$9.94	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.31	.22	.12	.20	.12
Net realized and unrealized gain (loss)	(.87)	(.23)	1.84	(.22)	.01
Total from investment operations	(.56)	(.01)	1.96	(.02)	.13
Distributions from net investment income	(.33)	(.26)	(.13)	(.15)	(.11)
Distributions from net realized gain	(.17)	(.42)	(.26)	(.09)	(.08)
Total distributions	(.49) D	(.68)	(.39)	(.24)	(.19)
Net asset value, end of period	$9.51	$10.56	$11.25	$9.68	$9.94
Total Return E,F	(5.15)%	(.38)%	20.42%	(.40)%	1.38%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.31%	.37%	.37%	.37%	.37% I
Expenses net of fee waivers, if any	.31%	.37%	.37%	.37%	.37% I
Expenses net of all reductions	.31%	.37%	.37%	.37%	.37% I
Net investment income (loss)	3.33%	1.92%	1.09%	1.95%	2.16% I
Supplemental Data
Net assets, end of period (000 omitted)	$730	$144	$247	$101	$101
Portfolio turnover rate J	41%	51%	37%	42%	98% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2010 Fund Class Z6

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$11.25	$9.68	$9.95	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.33	.22	.13	.21	.13
Net realized and unrealized gain (loss)	(.88)	(.22)	1.84	(.23)	.01
Total from investment operations	(.55)	-	1.97	(.02)	.14
Distributions from net investment income	(.32)	(.28)	(.14)	(.15)	(.11)
Distributions from net realized gain	(.17)	(.42)	(.26)	(.09)	(.08)
Total distributions	(.49)	(.69) D	(.40)	(.25) D	(.19)
Net asset value, end of period	$9.52	$10.56	$11.25	$9.68	$9.95
Total Return E,F	(5.09)%	(.22)%	20.55%	(.43)%	1.52%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21%	.27%	.27%	.27%	.27% I
Expenses net of fee waivers, if any	.21%	.27%	.27%	.27%	.27% I
Expenses net of all reductions	.21%	.27%	.27%	.27%	.27% I
Net investment income (loss)	3.43%	2.02%	1.19%	2.05%	2.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,841	$5,903	$882	$287	$101
Portfolio turnover rate J	41%	51%	37%	42%	98% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2010 Fund Premier Class

Years ended March 31,	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.55	$11.36
Income from Investment Operations
Net investment income (loss) B,C	.33	.39
Net realized and unrealized gain (loss)	(.87)	(.50)
Total from investment operations	(.54)	(.11)
Distributions from net investment income	(.32)	(.28)
Distributions from net realized gain	(.17)	(.42)
Total distributions	(.49)	(.70)
Net asset value, end of period	$9.52	$10.55
Total Return D,E	(4.99)%	(1.23)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.19%	.25% H
Expenses net of fee waivers, if any	.19%	.25% H
Expenses net of all reductions	.19%	.25% H
Net investment income (loss)	3.45%	3.49% H
Supplemental Data
Net assets, end of period (000 omitted)	$31,366	$32,687
Portfolio turnover rate I	41%	51%

A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2015 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	9.5
Fidelity Series Government Bond Index Fund	9.3
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	6.8
Fidelity Series Investment Grade Securitized Fund	6.5
Fidelity Series Corporate Bond Fund	6.3
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.6
Fidelity Series Large Cap Value Index Fund	5.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
Fidelity Series Blue Chip Growth Fund	4.0
65.5

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 1.8%

Fidelity Freedom® Blend 2015 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.44% to 4.78% 4/6/23 to 6/1/23 (b) (Cost $338,195)	340,000	338,248

Domestic Equity Funds - 18.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	758,730	9,082,004
Fidelity Series Commodity Strategy Fund (c)	15,472	1,538,579
Fidelity Series Large Cap Growth Index Fund (c)	371,637	5,752,935
Fidelity Series Large Cap Stock Fund (c)	355,962	6,282,723
Fidelity Series Large Cap Value Index Fund (c)	844,481	11,738,289
Fidelity Series Small Cap Core Fund (c)	2,023	20,375
Fidelity Series Small Cap Opportunities Fund (c)	233,876	2,862,645
Fidelity Series Value Discovery Fund (c)	297,864	4,289,244
TOTAL DOMESTIC EQUITY FUNDS (Cost $38,372,364)		41,566,794

International Equity Funds - 20.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	219,516	3,016,154
Fidelity Series Emerging Markets Fund (c)	302,661	2,469,712
Fidelity Series Emerging Markets Opportunities Fund (c)	932,135	15,352,271
Fidelity Series International Growth Fund (c)	443,368	7,000,780
Fidelity Series International Index Fund (c)	261,062	2,903,005
Fidelity Series International Small Cap Fund (c)	136,351	2,182,982
Fidelity Series International Value Fund (c)	656,537	6,972,418
Fidelity Series Overseas Fund (c)	582,838	6,994,058
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $45,180,393)		46,891,380

Bond Funds - 55.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,921,990	18,239,684
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,560,833	12,595,922
Fidelity Series Corporate Bond Fund (c)	1,546,210	14,147,825
Fidelity Series Emerging Markets Debt Fund (c)	155,896	1,145,837
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	42,516	388,174
Fidelity Series Floating Rate High Income Fund (c)	24,654	218,679
Fidelity Series Government Bond Index Fund (c)	2,232,950	20,900,416
Fidelity Series High Income Fund (c)	143,296	1,172,161
Fidelity Series International Developed Markets Bond Index Fund (c)	1,029,995	8,950,659
Fidelity Series Investment Grade Bond Fund (c)	2,111,129	21,301,289
Fidelity Series Investment Grade Securitized Fund (c)	1,623,688	14,661,901
Fidelity Series Long-Term Treasury Bond Index Fund (c)	1,537,394	9,547,215
Fidelity Series Real Estate Income Fund (c)	42,782	406,428
TOTAL BOND FUNDS (Cost $139,460,933)		123,676,190

Short-Term Funds - 5.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	368,911	368,985
Fidelity Series Government Money Market Fund 4.91% (c)(f)	2,707,796	2,707,796
Fidelity Series Short-Term Credit Fund (c)	185,397	1,789,080
Fidelity Series Treasury Bill Index Fund (c)	764,864	7,610,399
TOTAL SHORT-TERM FUNDS (Cost $12,549,500)		12,476,260

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $235,901,385)	224,948,872
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,201)
NET ASSETS - 100.0%	224,947,671

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	44	Jun 2023	5,056,563	98,001	98,001
CBOT 5-Year U.S. Treasury Note Contracts (United States)	36	Jun 2023	3,942,281	8,085	8,085

TOTAL PURCHASED					106,086

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	9	Jun 2023	1,861,988	(106,327)	(106,327)
ICE E-mini MSCI EAFE Index Contracts (United States)	9	Jun 2023	943,425	(7,278)	(7,278)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	44	Jun 2023	2,190,100	(60,919)	(60,919)

TOTAL SOLD					(174,524)

TOTAL FUTURES CONTRACTS					(68,438)
The notional amount of futures purchased as a percentage of Net Assets is 4.0%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $338,248.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	94,760	3,163,682	2,889,457	9,302	-	-	368,985	0.0%
Total	94,760	3,163,682	2,889,457	9,302	-	-	368,985

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	14,289,777	8,746,838	3,852,328	844,964	(61,169)	(864,865)	18,239,684
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	12,337,542	5,592,869	3,128,369	781,393	(311,674)	(1,894,446)	12,595,922
Fidelity Series Blue Chip Growth Fund	10,434,924	4,435,843	4,138,654	320,974	(690,120)	(959,989)	9,082,004
Fidelity Series Canada Fund	3,948,525	673,439	1,167,613	96,186	(12,678)	(425,519)	3,016,154
Fidelity Series Commodity Strategy Fund	3,757,905	2,465,911	2,482,608	1,861,348	(578,691)	(1,623,938)	1,538,579
Fidelity Series Corporate Bond Fund	16,343,617	3,343,064	4,020,393	509,400	(255,690)	(1,262,773)	14,147,825
Fidelity Series Emerging Markets Debt Fund	1,273,349	273,513	262,251	67,402	(33,078)	(105,696)	1,145,837
Fidelity Series Emerging Markets Debt Local Currency Fund	425,781	57,629	98,672	-	(11,211)	14,647	388,174
Fidelity Series Emerging Markets Fund	2,128,098	1,153,323	591,676	45,634	(73,931)	(146,102)	2,469,712
Fidelity Series Emerging Markets Opportunities Fund	19,177,820	4,265,601	6,164,669	390,293	(978,198)	(948,283)	15,352,271
Fidelity Series Floating Rate High Income Fund	256,546	43,201	72,513	15,558	(2,028)	(6,527)	218,679
Fidelity Series Government Bond Index Fund	22,864,587	5,111,618	5,668,350	406,330	(176,001)	(1,231,438)	20,900,416
Fidelity Series Government Money Market Fund 4.91%	2,879,510	1,642,223	1,813,937	61,684	-	-	2,707,796
Fidelity Series High Income Fund	1,523,847	237,183	443,854	77,674	(34,158)	(110,857)	1,172,161
Fidelity Series Inflation-Protected Bond Index Fund	3,396,929	83,132	3,411,156	24,910	74,429	(143,334)	-
Fidelity Series International Developed Markets Bond Index Fund	8,046,924	3,634,291	2,108,255	66,646	(140,023)	(482,278)	8,950,659
Fidelity Series International Growth Fund	7,915,824	1,999,768	2,560,515	230,347	(373,300)	19,003	7,000,780
Fidelity Series International Index Fund	3,353,334	684,684	1,034,732	73,892	(102,363)	2,082	2,903,005
Fidelity Series International Small Cap Fund	2,497,565	481,694	538,800	126,844	(107,224)	(150,253)	2,182,982
Fidelity Series International Value Fund	7,995,544	1,999,472	2,754,612	225,598	(119,078)	(148,908)	6,972,418
Fidelity Series Investment Grade Bond Fund	24,048,695	4,985,355	5,944,743	718,391	(208,217)	(1,579,801)	21,301,289
Fidelity Series Investment Grade Securitized Fund	16,847,038	3,323,978	4,337,616	397,164	(182,307)	(989,192)	14,661,901
Fidelity Series Large Cap Growth Index Fund	6,573,941	2,167,464	2,208,182	78,289	4,104	(784,392)	5,752,935
Fidelity Series Large Cap Stock Fund	7,336,228	2,071,847	2,633,858	424,734	80,687	(572,181)	6,282,723
Fidelity Series Large Cap Value Index Fund	14,043,100	3,115,952	4,189,884	443,671	231,233	(1,462,112)	11,738,289
Fidelity Series Long-Term Treasury Bond Index Fund	10,488,406	3,162,503	2,142,654	263,942	(182,768)	(1,778,272)	9,547,215
Fidelity Series Overseas Fund	7,959,772	1,884,289	2,454,890	121,310	(233,790)	(161,323)	6,994,058
Fidelity Series Real Estate Income Fund	922,369	172,278	562,591	57,760	(37,649)	(87,979)	406,428
Fidelity Series Short-Term Credit Fund	2,885,193	369,810	1,438,053	37,782	(35,980)	8,110	1,789,080
Fidelity Series Small Cap Core Fund	-	19,808	-	-	-	567	20,375
Fidelity Series Small Cap Opportunities Fund	3,530,075	817,019	1,147,016	151,410	(69,714)	(267,719)	2,862,645
Fidelity Series Treasury Bill Index Fund	8,639,404	3,439,370	4,445,888	187,039	(1,010)	(21,477)	7,610,399
Fidelity Series Value Discovery Fund	5,192,137	1,240,863	1,678,148	235,297	82,047	(547,655)	4,289,244
	253,314,306	73,695,832	79,497,480	9,343,866	(4,539,550)	(18,712,900)	224,241,639

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	338,248	-	338,248	-

Domestic Equity Funds	41,566,794	41,566,794	-	-

International Equity Funds	46,891,380	46,891,380	-	-

Bond Funds	123,676,190	123,676,190	-	-

Short-Term Funds	12,476,260	12,476,260	-	-
Total Investments in Securities:	224,948,872	224,610,624	338,248	-
Derivative Instruments:

Assets
Futures Contracts	106,086	106,086	-	-
Total Assets	106,086	106,086	-	-

Liabilities
Futures Contracts	(174,524)	(174,524)	-	-
Total Liabilities	(174,524)	(174,524)	-	-
Total Derivative Instruments:	(68,438)	(68,438)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(174,524)
Total Equity Risk	0	(174,524)
Interest Rate Risk
Futures Contracts (a)	106,086	0
Total Interest Rate Risk	106,086	0
Total Value of Derivatives	106,086	(174,524)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2015 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $338,195)	$338,248
Fidelity Central Funds (cost $368,985)	368,985
Other affiliated issuers (cost $235,194,205)	224,241,639

Total Investment in Securities (cost $235,901,385)		$224,948,872
Receivable for investments sold		1,872,891
Receivable for fund shares sold		175,328
Distributions receivable from Fidelity Central Funds		1,795
Total assets		226,998,886
Liabilities
Payable for investments purchased	$1,669,728
Payable for fund shares redeemed	336,668
Accrued management fee	43,751
Distribution and service plan fees payable	1,007
Payable for daily variation margin on futures contracts	61
Total Liabilities		2,051,215
Net Assets		$224,947,671
Net Assets consist of:
Paid in capital		$240,962,130
Total accumulated earnings (loss)		(16,014,459)
Net Assets		$224,947,671

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,031,775 ÷ 109,067 shares) (a)		$9.46
Maximum offering price per share (100/94.25 of $9.46)		$10.04
Class M :
Net Asset Value and redemption price per share ($807,920 ÷ 85,558 shares) (a)		$9.44
Maximum offering price per share (100/96.50 of $9.44)		$9.78
Class C :
Net Asset Value and offering price per share ($552,229 ÷ 59,073 shares) (a)		$9.35
Fidelity Freedom Blend 2015 Fund :
Net Asset Value , offering price and redemption price per share ($13,357,070 ÷ 1,409,228 shares)		$9.48
Class K :
Net Asset Value , offering price and redemption price per share ($5,071,280 ÷ 533,734 shares)		$9.50
Class K6 :
Net Asset Value , offering price and redemption price per share ($79,891,797 ÷ 8,380,418 shares)		$9.53
Class I :
Net Asset Value , offering price and redemption price per share ($4,891,318 ÷ 515,897 shares)		$9.48
Class Z :
Net Asset Value , offering price and redemption price per share ($117,353 ÷ 12,328 shares)		$9.52
Class Z6 :
Net Asset Value , offering price and redemption price per share ($31,441,770 ÷ 3,309,271 shares)		$9.50
Premier Class :
Net Asset Value , offering price and redemption price per share ($87,785,159 ÷ 9,231,965 shares)		$9.51
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$8,052,003
Interest		7,063
Income from Fidelity Central Funds		9,302
Total Income		8,068,368
Expenses
Management fee	$542,278
Distribution and service plan fees	12,198
Independent trustees' fees and expenses	854
Total expenses before reductions	555,330
Expense reductions	(106)
Total expenses after reductions		555,224
Net Investment income (loss)		7,513,144
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(4,539,550)
Futures contracts	(515,123)
Capital gain distributions from underlying funds:
Affiliated issuers	1,291,863
Total net realized gain (loss)		(3,762,810)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	50
Affiliated issuers	(18,712,900)
Futures contracts	(117,524)
Total change in net unrealized appreciation (depreciation)		(18,830,374)
Net gain (loss)		(22,593,184)
Net increase (decrease) in net assets resulting from operations		$(15,080,040)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,513,144	$6,465,497
Net realized gain (loss)	(3,762,810)	9,663,570
Change in net unrealized appreciation (depreciation)	(18,830,374)	(16,238,888)
Net increase (decrease) in net assets resulting from operations	(15,080,040)	(109,821)
Distributions to shareholders	(12,331,320)	(17,571,412)
Share transactions - net increase (decrease)	(1,175,513)	35,940,896
Total increase (decrease) in net assets	(28,586,873)	18,259,663

Net Assets
Beginning of period	253,534,544	235,274,881
End of period	$224,947,671	$253,534,544

Financial Highlights
Fidelity Advisor Freedom® Blend 2015 Fund Class A

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$11.36	$9.43	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.27	.18	.08	.16	.07
Net realized and unrealized gain (loss)	(.93)	(.17)	2.28	(.37)	- D
Total from investment operations	(.66)	.01	2.36	(.21)	.07
Distributions from net investment income	(.26)	(.24)	(.11)	(.15)	(.09)
Distributions from net realized gain	(.22)	(.52)	(.33)	(.12)	(.07)
Total distributions	(.49) E	(.76)	(.43) E	(.27)	(.16)
Net asset value, end of period	$9.46	$10.61	$11.36	$9.43	$9.91
Total Return F,G,H	(6.15)%	(.22)%	25.27%	(2.38)%	.85%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.68%	.73%	.73%	.73%	.74% K
Expenses net of fee waivers, if any	.68%	.73%	.73%	.73%	.74% K
Expenses net of all reductions	.68%	.73%	.73%	.73%	.74% K
Net investment income (loss)	2.85%	1.54%	.77%	1.58%	1.24% K
Supplemental Data
Net assets, end of period (000 omitted)	$1,032	$701	$626	$346	$195
Portfolio turnover rate L	32%	47%	43%	40%	52% K

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2015 Fund Class M

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$11.35	$9.44	$9.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.15	.06	.14	.06
Net realized and unrealized gain (loss)	(.94)	(.16)	2.27	(.36)	- D
Total from investment operations	(.70)	(.01)	2.33	(.22)	.06
Distributions from net investment income	(.25)	(.21)	(.09)	(.12)	(.09)
Distributions from net realized gain	(.22)	(.52)	(.33)	(.12)	(.07)
Total distributions	(.47)	(.73)	(.42)	(.24)	(.16)
Net asset value, end of period	$9.44	$10.61	$11.35	$9.44	$9.90
Total Return E,F,G	(6.49)%	(.40)%	24.86%	(2.50)%	.67%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.93%	.98%	.98%	.98%	.99% J
Expenses net of fee waivers, if any	.93%	.98%	.98%	.98%	.99% J
Expenses net of all reductions	.93%	.98%	.98%	.98%	.99% J
Net investment income (loss)	2.60%	1.29%	.52%	1.33%	.99% J
Supplemental Data
Net assets, end of period (000 omitted)	$808	$627	$696	$107	$101
Portfolio turnover rate K	32%	47%	43%	40%	52% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2015 Fund Class C

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.51	$11.28	$9.39	$9.87	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.09	- D	.08	.03
Net realized and unrealized gain (loss)	(.93)	(.16)	2.26	(.36)	- D
Total from investment operations	(.73)	(.07)	2.26	(.28)	.03
Distributions from net investment income	(.20)	(.18)	(.05)	(.08)	(.09)
Distributions from net realized gain	(.22)	(.52)	(.33)	(.12)	(.07)
Total distributions	(.43) E	(.70)	(.37) E	(.20)	(.16)
Net asset value, end of period	$9.35	$10.51	$11.28	$9.39	$9.87
Total Return F,G,H	(6.91)%	(.94)%	24.28%	(3.04)%	.43%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.43%	1.48%	1.48%	1.48%	1.50% K,L
Expenses net of fee waivers, if any	1.43%	1.48%	1.48%	1.48%	1.50% K,L
Expenses net of all reductions	1.43%	1.48%	1.48%	1.48%	1.50% K,L
Net investment income (loss)	2.10%	.79%	.02%	.83%	.48% K
Supplemental Data
Net assets, end of period (000 omitted)	$552	$606	$763	$467	$144
Portfolio turnover rate M	32%	47%	43%	40%	52% K

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the contingent deferred sales charge.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2015 Fund

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.63	$11.37	$9.44	$9.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29	.20	.11	.19	.08
Net realized and unrealized gain (loss)	(.93)	(.16)	2.27	(.37)	.01
Total from investment operations	(.64)	.04	2.38	(.18)	.09
Distributions from net investment income	(.29)	(.26)	(.13)	(.17)	(.11)
Distributions from net realized gain	(.22)	(.52)	(.33)	(.12)	(.07)
Total distributions	(.51)	(.78)	(.45) D	(.29)	(.18)
Net asset value, end of period	$9.48	$10.63	$11.37	$9.44	$9.91
Total Return E,F	(5.91)%	.03%	25.50%	(2.09)%	1.02%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.43%	.48%	.48%	.49% I	.49% J
Expenses net of fee waivers, if any	.43%	.48%	.48%	.49% I	.49% J
Expenses net of all reductions	.43%	.48%	.48%	.49% I	.49% J
Net investment income (loss)	3.10%	1.79%	1.02%	1.83%	1.49% J
Supplemental Data
Net assets, end of period (000 omitted)	$13,357	$13,189	$11,995	$8,440	$468
Portfolio turnover rate K	32%	47%	43%	40%	52% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2015 Fund Class K

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.66	$11.40	$9.45	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.31	.22	.12	.20	.09
Net realized and unrealized gain (loss)	(.95)	(.17)	2.29	(.37)	- D
Total from investment operations	(.64)	.05	2.41	(.17)	.09
Distributions from net investment income	(.29)	(.28)	(.13)	(.18)	(.11)
Distributions from net realized gain	(.22)	(.52)	(.33)	(.12)	(.07)
Total distributions	(.52) E	(.79) E	(.46)	(.30)	(.17) E
Net asset value, end of period	$9.50	$10.66	$11.40	$9.45	$9.92
Total Return F,G	(5.91)%	.16%	25.74%	(2.03)%	1.07%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.33%	.38%	.38%	.38%	.39% J
Expenses net of fee waivers, if any	.33%	.38%	.38%	.38%	.39% J
Expenses net of all reductions	.33%	.38%	.38%	.38%	.39% J
Net investment income (loss)	3.20%	1.89%	1.12%	1.93%	1.59% J
Supplemental Data
Net assets, end of period (000 omitted)	$5,071	$7,338	$5,237	$6,147	$101
Portfolio turnover rate K	32%	47%	43%	40%	52% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2015 Fund Class K6

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.69	$11.41	$9.47	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.32	.23	.13	.21	.09
Net realized and unrealized gain (loss)	(.95)	(.16)	2.28	(.37)	.01
Total from investment operations	(.63)	.07	2.41	(.16)	.10
Distributions from net investment income	(.31)	(.27)	(.14)	(.17)	(.11)
Distributions from net realized gain	(.22)	(.52)	(.33)	(.12)	(.07)
Total distributions	(.53)	(.79)	(.47)	(.29)	(.18)
Net asset value, end of period	$9.53	$10.69	$11.41	$9.47	$9.92
Total Return D,E	(5.79)%	.28%	25.71%	(1.86)%	1.12%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.23%	.28%	.28%	.28%	.30% H,I
Expenses net of fee waivers, if any	.23%	.28%	.28%	.28%	.30% H,I
Expenses net of all reductions	.23%	.28%	.28%	.28%	.30% H,I
Net investment income (loss)	3.30%	1.99%	1.22%	2.03%	1.68% H
Supplemental Data
Net assets, end of period (000 omitted)	$79,892	$85,899	$208,674	$162,504	$8,164
Portfolio turnover rate J	32%	47%	43%	40%	52% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2015 Fund Class I

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.63	$11.38	$9.44	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29	.20	.11	.19	.08
Net realized and unrealized gain (loss)	(.93)	(.17)	2.28	(.37)	.01
Total from investment operations	(.64)	.03	2.39	(.18)	.09
Distributions from net investment income	(.28)	(.26)	(.12)	(.18)	(.10)
Distributions from net realized gain	(.22)	(.52)	(.33)	(.12)	(.07)
Total distributions	(.51) D	(.78)	(.45)	(.30)	(.17)
Net asset value, end of period	$9.48	$10.63	$11.38	$9.44	$9.92
Total Return E,F	(5.93)%	(.03)%	25.55%	(2.09)%	1.04%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.43%	.48%	.48%	.48%	.49% I
Expenses net of fee waivers, if any	.43%	.48%	.48%	.48%	.49% I
Expenses net of all reductions	.43%	.48%	.48%	.48%	.49% I
Net investment income (loss)	3.10%	1.79%	1.02%	1.83%	1.49% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,891	$5,025	$5,420	$3,592	$101
Portfolio turnover rate J	32%	47%	43%	40%	52% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2015 Fund Class Z

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.68	$11.42	$9.47	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.31	.22	.12	.20	.09
Net realized and unrealized gain (loss)	(.95)	(.17)	2.29	(.37)	- D
Total from investment operations	(.64)	.05	2.41	(.17)	.09
Distributions from net investment income	(.30)	(.27)	(.13)	(.16)	(.11)
Distributions from net realized gain	(.22)	(.52)	(.33)	(.12)	(.07)
Total distributions	(.52)	(.79)	(.46)	(.28)	(.17) E
Net asset value, end of period	$9.52	$10.68	$11.42	$9.47	$9.92
Total Return F,G	(5.88)%	.13%	25.70%	(1.99)%	1.07%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.33%	.38%	.38%	.38%	.39% J
Expenses net of fee waivers, if any	.33%	.38%	.38%	.38%	.39% J
Expenses net of all reductions	.33%	.38%	.38%	.38%	.39% J
Net investment income (loss)	3.20%	1.89%	1.12%	1.93%	1.59% J
Supplemental Data
Net assets, end of period (000 omitted)	$117	$125	$124	$99	$101
Portfolio turnover rate K	32%	47%	43%	40%	52% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2015 Fund Class Z6

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.66	$11.40	$9.46	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.31	.22	.13	.21	.10
Net realized and unrealized gain (loss)	(.94)	(.15)	2.29	(.37)	- D
Total from investment operations	(.63)	.07	2.42	(.16)	.10
Distributions from net investment income	(.31)	(.29)	(.15)	(.18)	(.11)
Distributions from net realized gain	(.22)	(.52)	(.33)	(.12)	(.07)
Total distributions	(.53)	(.81)	(.48)	(.30)	(.18)
Net asset value, end of period	$9.50	$10.66	$11.40	$9.46	$9.92
Total Return E,F	(5.78)%	.27%	25.84%	(1.95)%	1.12%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.23%	.28%	.28%	.28%	.29% I
Expenses net of fee waivers, if any	.23%	.28%	.28%	.28%	.29% I
Expenses net of all reductions	.23%	.28%	.28%	.28%	.29% I
Net investment income (loss)	3.30%	1.99%	1.22%	2.03%	1.69% I
Supplemental Data
Net assets, end of period (000 omitted)	$31,442	$29,532	$1,740	$667	$101
Portfolio turnover rate J	32%	47%	43%	40%	52% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2015 Fund Premier Class

Years ended March 31,	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.67	$11.55
Income from Investment Operations
Net investment income (loss) B,C	.32	.40
Net realized and unrealized gain (loss)	(.95)	(.47)
Total from investment operations	(.63)	(.07)
Distributions from net investment income	(.31)	(.30)
Distributions from net realized gain	(.22)	(.52)
Total distributions	(.53)	(.81) D
Net asset value, end of period	$9.51	$10.67
Total Return E,F	(5.77)%	(.88)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.20%	.25% I
Expenses net of fee waivers, if any	.20%	.25% I
Expenses net of all reductions	.20%	.25% I
Net investment income (loss)	3.33%	3.58% I
Supplemental Data
Net assets, end of period (000 omitted)	$87,785	$110,493
Portfolio turnover rate J	32%	47%

A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2020 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Investment Grade Bond Fund	8.4
Fidelity Series Government Bond Index Fund	8.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.2
Fidelity Series Emerging Markets Opportunities Fund	7.8
Fidelity Series Large Cap Value Index Fund	6.8
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series Corporate Bond Fund	5.6
Fidelity Series Blue Chip Growth Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	4.5
Fidelity Series International Developed Markets Bond Index Fund	4.0
64.6

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 1.7%

Fidelity Freedom® Blend 2020 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.39% to 4.93% 4/6/23 to 6/8/23 (b) (Cost $1,133,595)	1,140,000	1,133,825

Domestic Equity Funds - 24.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	3,358,626	40,202,748
Fidelity Series Commodity Strategy Fund (c)	52,803	5,250,693
Fidelity Series Large Cap Growth Index Fund (c)	1,645,103	25,466,194
Fidelity Series Large Cap Stock Fund (c)	1,578,532	27,861,088
Fidelity Series Large Cap Value Index Fund (c)	3,741,782	52,010,771
Fidelity Series Small Cap Core Fund (c)	8,251	83,092
Fidelity Series Small Cap Opportunities Fund (c)	1,039,306	12,721,106
Fidelity Series Value Discovery Fund (c)	1,321,995	19,036,735
TOTAL DOMESTIC EQUITY FUNDS (Cost $168,998,884)		182,632,427

International Equity Funds - 24.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	893,661	12,278,900
Fidelity Series Emerging Markets Fund (c)	1,061,346	8,660,587
Fidelity Series Emerging Markets Opportunities Fund (c)	3,593,619	59,186,908
Fidelity Series International Growth Fund (c)	1,805,022	28,501,300
Fidelity Series International Index Fund (c)	1,062,816	11,818,514
Fidelity Series International Small Cap Fund (c)	557,431	8,924,463
Fidelity Series International Value Fund (c)	2,669,389	28,348,909
Fidelity Series Overseas Fund (c)	2,372,802	28,473,627
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $181,398,635)		186,193,208

Bond Funds - 48.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	2,018,369	19,154,323
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	7,708,102	62,204,379
Fidelity Series Corporate Bond Fund (c)	4,626,726	42,334,544
Fidelity Series Emerging Markets Debt Fund (c)	524,983	3,858,623
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	143,478	1,309,954
Fidelity Series Floating Rate High Income Fund (c)	82,878	735,126
Fidelity Series Government Bond Index Fund (c)	6,685,126	62,572,777
Fidelity Series High Income Fund (c)	481,401	3,937,860
Fidelity Series International Developed Markets Bond Index Fund (c)	3,476,083	30,207,163
Fidelity Series Investment Grade Bond Fund (c)	6,317,990	63,748,517
Fidelity Series Investment Grade Securitized Fund (c)	4,860,512	43,890,419
Fidelity Series Long-Term Treasury Bond Index Fund (c)	5,484,332	34,057,701
Fidelity Series Real Estate Income Fund (c)	144,277	1,370,627
TOTAL BOND FUNDS (Cost $417,346,501)		369,382,013

Short-Term Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	1,067,096	1,067,310
Fidelity Series Government Money Market Fund 4.91% (c)(f)	4,771,231	4,771,231
Fidelity Series Short-Term Credit Fund (c)	188,832	1,822,231
Fidelity Series Treasury Bill Index Fund (c)	1,272,809	12,664,449
TOTAL SHORT-TERM FUNDS (Cost $20,384,491)		20,325,221

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $789,262,106)	759,666,694
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,126)
NET ASSETS - 100.0%	759,665,568

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	147	Jun 2023	16,893,516	340,946	340,946
CBOT 5-Year U.S. Treasury Note Contracts (United States)	120	Jun 2023	13,140,938	30,886	30,886

TOTAL PURCHASED					371,832

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	29	Jun 2023	5,999,738	(351,885)	(351,885)
ICE E-mini MSCI EAFE Index Contracts (United States)	32	Jun 2023	3,354,400	(25,441)	(25,441)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	148	Jun 2023	7,366,700	(212,894)	(212,894)

TOTAL SOLD					(590,220)

TOTAL FUTURES CONTRACTS					(218,388)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,133,825.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	529,934	11,918,735	11,381,359	28,345	-	-	1,067,310	0.0%
Total	529,934	11,918,735	11,381,359	28,345	-	-	1,067,310

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	9,145,917	14,782,571	4,071,860	730,955	(11,109)	(675,133)	19,154,323
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	56,633,688	29,961,705	14,631,331	3,569,092	(1,142,671)	(8,617,012)	62,204,379
Fidelity Series Blue Chip Growth Fund	43,522,692	20,166,702	17,031,794	1,267,022	(3,131,810)	(3,323,042)	40,202,748
Fidelity Series Canada Fund	15,125,428	3,240,763	4,400,725	363,112	(45,677)	(1,640,889)	12,278,900
Fidelity Series Commodity Strategy Fund	12,106,241	7,944,370	8,120,427	5,630,246	(1,400,883)	(5,278,608)	5,250,693
Fidelity Series Corporate Bond Fund	46,576,379	13,018,101	13,011,952	1,431,802	(935,329)	(3,312,655)	42,334,544
Fidelity Series Emerging Markets Debt Fund	4,028,694	1,114,045	844,345	212,982	(88,121)	(351,650)	3,858,623
Fidelity Series Emerging Markets Debt Local Currency Fund	1,366,372	252,690	319,336	-	(30,222)	40,450	1,309,954
Fidelity Series Emerging Markets Fund	7,702,820	3,897,431	2,121,349	161,442	(252,071)	(566,244)	8,660,587
Fidelity Series Emerging Markets Opportunities Fund	69,418,322	18,963,271	22,298,340	1,379,697	(2,869,186)	(4,027,159)	59,186,908
Fidelity Series Floating Rate High Income Fund	823,575	246,336	307,492	49,595	(10,236)	(17,057)	735,126
Fidelity Series Government Bond Index Fund	65,160,081	19,343,375	18,077,860	1,145,550	(884,449)	(2,968,370)	62,572,777
Fidelity Series Government Money Market Fund 4.91%	4,161,117	4,969,137	4,359,023	88,892	-	-	4,771,231
Fidelity Series High Income Fund	4,909,390	986,529	1,495,293	246,101	(115,885)	(346,881)	3,937,860
Fidelity Series Inflation-Protected Bond Index Fund	8,905,559	228,884	8,944,353	74,825	177,964	(368,054)	-
Fidelity Series International Developed Markets Bond Index Fund	25,996,419	13,343,135	7,203,887	208,736	(401,084)	(1,527,420)	30,207,163
Fidelity Series International Growth Fund	30,417,235	8,670,492	9,262,652	869,591	(1,084,256)	(239,519)	28,501,300
Fidelity Series International Index Fund	12,828,800	3,210,624	3,848,984	278,948	(298,395)	(73,531)	11,818,514
Fidelity Series International Small Cap Fund	9,554,843	2,226,474	1,885,580	478,899	(286,175)	(685,099)	8,924,463
Fidelity Series International Value Fund	30,856,233	8,780,099	10,209,335	851,654	(468,045)	(610,043)	28,348,909
Fidelity Series Investment Grade Bond Fund	68,533,019	19,249,321	19,078,727	2,020,233	(1,008,856)	(3,946,240)	63,748,517
Fidelity Series Investment Grade Securitized Fund	48,012,139	12,930,664	13,816,721	1,119,359	(676,241)	(2,559,422)	43,890,419
Fidelity Series Large Cap Growth Index Fund	27,419,894	10,228,389	9,118,086	321,633	(1,149)	(3,062,854)	25,466,194
Fidelity Series Large Cap Stock Fund	30,598,070	9,848,979	10,559,035	1,712,743	251,209	(2,278,135)	27,861,088
Fidelity Series Large Cap Value Index Fund	58,570,718	15,627,450	16,969,388	1,824,573	1,038,328	(6,256,337)	52,010,771
Fidelity Series Long-Term Treasury Bond Index Fund	35,431,350	12,551,497	7,479,429	884,197	(740,663)	(5,705,054)	34,057,701
Fidelity Series Overseas Fund	30,718,970	8,126,803	8,867,541	457,961	(718,680)	(785,925)	28,473,627
Fidelity Series Real Estate Income Fund	2,958,695	674,226	1,876,845	179,542	(92,390)	(293,059)	1,370,627
Fidelity Series Short-Term Credit Fund	4,170,295	674,845	2,989,583	37,182	(77,634)	44,308	1,822,231
Fidelity Series Small Cap Core Fund	-	80,782	-	-	-	2,310	83,092
Fidelity Series Small Cap Opportunities Fund	14,722,732	4,126,287	4,730,269	598,527	(282,020)	(1,115,624)	12,721,106
Fidelity Series Treasury Bill Index Fund	12,484,851	9,455,855	9,257,119	234,607	(653)	(18,485)	12,664,449
Fidelity Series Value Discovery Fund	21,655,267	6,303,188	6,929,012	968,485	330,441	(2,323,149)	19,036,735
	814,515,805	285,225,020	264,117,673	29,398,183	(15,255,948)	(62,885,582)	757,465,559

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	1,133,825	-	1,133,825	-

Domestic Equity Funds	182,632,427	182,632,427	-	-

International Equity Funds	186,193,208	186,193,208	-	-

Bond Funds	369,382,013	369,382,013	-	-

Short-Term Funds	20,325,221	20,325,221	-	-
Total Investments in Securities:	759,666,694	758,532,869	1,133,825	-
Derivative Instruments:

Assets
Futures Contracts	371,832	371,832	-	-
Total Assets	371,832	371,832	-	-

Liabilities
Futures Contracts	(590,220)	(590,220)	-	-
Total Liabilities	(590,220)	(590,220)	-	-
Total Derivative Instruments:	(218,388)	(218,388)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(590,220)
Total Equity Risk	0	(590,220)
Interest Rate Risk
Futures Contracts (a)	371,832	0
Total Interest Rate Risk	371,832	0
Total Value of Derivatives	371,832	(590,220)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2020 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,133,595)	$1,133,825
Fidelity Central Funds (cost $1,067,310)	1,067,310
Other affiliated issuers (cost $787,061,201)	757,465,559

Total Investment in Securities (cost $789,262,106)		$759,666,694
Receivable for investments sold		7,105,021
Receivable for fund shares sold		978,875
Distributions receivable from Fidelity Central Funds		5,423
Receivable for daily variation margin on futures contracts		2,954
Total assets		767,758,967
Liabilities
Payable for investments purchased	$7,569,282
Payable for fund shares redeemed	367,162
Accrued management fee	154,157
Distribution and service plan fees payable	2,798
Total Liabilities		8,093,399
Net Assets		$759,665,568
Net Assets consist of:
Paid in capital		$805,821,119
Total accumulated earnings (loss)		(46,155,551)
Net Assets		$759,665,568

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($6,154,320 ÷ 641,437 shares) (a)		$9.59
Maximum offering price per share (100/94.25 of $9.59)		$10.18
Class M :
Net Asset Value and redemption price per share ($1,256,820 ÷ 131,088 shares) (a)		$9.59
Maximum offering price per share (100/96.50 of $9.59)		$9.94
Class C :
Net Asset Value and offering price per share ($1,287,020 ÷ 135,624 shares) (a)		$9.49
Fidelity Freedom Blend 2020 Fund :
Net Asset Value , offering price and redemption price per share ($50,764,459 ÷ 5,278,325 shares)		$9.62
Class K :
Net Asset Value , offering price and redemption price per share ($16,962,919 ÷ 1,757,753 shares)		$9.65
Class K6 :
Net Asset Value , offering price and redemption price per share ($309,973,540 ÷ 31,998,581 shares)		$9.69
Class I :
Net Asset Value , offering price and redemption price per share ($8,615,612 ÷ 894,575 shares)		$9.63
Class Z :
Net Asset Value , offering price and redemption price per share ($786,661 ÷ 81,421 shares)		$9.66
Class Z6 :
Net Asset Value , offering price and redemption price per share ($69,287,102 ÷ 7,172,625 shares)		$9.66
Premier Class :
Net Asset Value , offering price and redemption price per share ($294,577,115 ÷ 30,471,328 shares)		$9.67
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$24,281,489
Interest		21,896
Income from Fidelity Central Funds		28,345
Total Income		24,331,730
Expenses
Management fee	$1,799,867
Distribution and service plan fees	31,860
Independent trustees' fees and expenses	2,688
Total expenses before reductions	1,834,415
Expense reductions	(30)
Total expenses after reductions		1,834,385
Net Investment income (loss)		22,497,345
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(15,255,948)
Futures contracts	(1,569,806)
Capital gain distributions from underlying funds:
Affiliated issuers	5,116,694
Total net realized gain (loss)		(11,709,060)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	217
Affiliated issuers	(62,885,582)
Futures contracts	(390,456)
Total change in net unrealized appreciation (depreciation)		(63,275,821)
Net gain (loss)		(74,984,881)
Net increase (decrease) in net assets resulting from operations		$(52,487,536)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,497,345	$20,926,612
Net realized gain (loss)	(11,709,060)	35,444,971
Change in net unrealized appreciation (depreciation)	(63,275,821)	(54,247,349)
Net increase (decrease) in net assets resulting from operations	(52,487,536)	2,124,234
Distributions to shareholders	(39,754,545)	(59,532,715)
Share transactions - net increase (decrease)	36,536,417	109,626,571
Total increase (decrease) in net assets	(55,705,664)	52,218,090

Net Assets
Beginning of period	815,371,232	763,153,142
End of period	$759,665,568	$815,371,232

Financial Highlights
Fidelity Advisor Freedom® Blend 2020 Fund Class A

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.86	$11.61	$9.30	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.18	.09	.16	.05
Net realized and unrealized gain (loss)	(1.02)	(.12)	2.70	(.49)	(.01)
Total from investment operations	(.76)	.06	2.79	(.33)	.04
Distributions from net investment income	(.26)	(.25)	(.11)	(.15)	(.07)
Distributions from net realized gain	(.25)	(.56)	(.37)	(.14)	(.05)
Total distributions	(.51)	(.81)	(.48)	(.29)	(.12)
Net asset value, end of period	$9.59	$10.86	$11.61	$9.30	$9.92
Total Return D,E,F	(6.92)%	.19%	30.27%	(3.65)%	.55%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.69%	.74%	.74%	.75%	.77% I,J
Expenses net of fee waivers, if any	.69%	.74%	.74%	.75%	.77% I,J
Expenses net of all reductions	.69%	.74%	.74%	.75%	.77% I,J
Net investment income (loss)	2.67%	1.50%	.82%	1.57%	.81% I
Supplemental Data
Net assets, end of period (000 omitted)	$6,154	$5,800	$3,303	$1,422	$894
Portfolio turnover rate K	36%	44%	37%	40%	78% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2020 Fund Class M

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.85	$11.60	$9.29	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.15	.06	.13	.03
Net realized and unrealized gain (loss)	(1.01)	(.12)	2.71	(.48)	(.01)
Total from investment operations	(.78)	.03	2.77	(.35)	.02
Distributions from net investment income	(.23)	(.22)	(.10)	(.14)	(.05)
Distributions from net realized gain	(.25)	(.56)	(.37)	(.14)	(.05)
Total distributions	(.48)	(.78)	(.46) D	(.28)	(.10)
Net asset value, end of period	$9.59	$10.85	$11.60	$9.29	$9.92
Total Return E,F,G	(7.13)%	(.07)%	30.14%	(3.91)%	.33%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.94%	.99%	.99%	1.00%	1.00% J
Expenses net of fee waivers, if any	.94%	.99%	.99%	1.00%	1.00% J
Expenses net of all reductions	.94%	.99%	.99%	1.00%	1.00% J
Net investment income (loss)	2.42%	1.25%	.56%	1.32%	.58% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,257	$1,434	$1,433	$267	$107
Portfolio turnover rate K	36%	44%	37%	40%	78% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2020 Fund Class C

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.77	$11.54	$9.26	$9.90	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.09	.01	.08	- D
Net realized and unrealized gain (loss)	(1.00)	(.11)	2.69	(.49)	- D
Total from investment operations	(.82)	(.02)	2.70	(.41)	- D
Distributions from net investment income	(.21)	(.19)	(.05)	(.09)	(.05)
Distributions from net realized gain	(.25)	(.56)	(.36)	(.14)	(.05)
Total distributions	(.46)	(.75)	(.42) E	(.23)	(.10)
Net asset value, end of period	$9.49	$10.77	$11.54	$9.26	$9.90
Total Return F,G,H	(7.56)%	(.56)%	29.38%	(4.42)%	.08%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.44%	1.49%	1.49%	1.50%	1.52% K,L
Expenses net of fee waivers, if any	1.44%	1.49%	1.49%	1.50%	1.52% K,L
Expenses net of all reductions	1.44%	1.49%	1.48%	1.50%	1.52% K,L
Net investment income (loss)	1.92%	.75%	.08%	.82%	.06% K
Supplemental Data
Net assets, end of period (000 omitted)	$1,287	$1,316	$1,027	$413	$385
Portfolio turnover rate M	36%	44%	37%	40%	78% K

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the contingent deferred sales charge.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2020 Fund

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.88	$11.63	$9.31	$9.92	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.28	.20	.12	.18	.06
Net realized and unrealized gain (loss)	(1.01)	(.11)	2.70	(.48)	(.01)
Total from investment operations	(.73)	.09	2.82	(.30)	.05
Distributions from net investment income	(.28)	(.28)	(.13)	(.17)	(.08)
Distributions from net realized gain	(.25)	(.57)	(.37)	(.14)	(.05)
Total distributions	(.53)	(.84) D	(.50)	(.31)	(.13)
Net asset value, end of period	$9.62	$10.88	$11.63	$9.31	$9.92
Total Return E,F	(6.62)%	.45%	30.61%	(3.38)%	.63%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.44%	.49%	.49%	.51% I	.50% J
Expenses net of fee waivers, if any	.44%	.49%	.49%	.51% I	.50% J
Expenses net of all reductions	.44%	.49%	.49%	.51% I	.50% J
Net investment income (loss)	2.92%	1.75%	1.07%	1.81%	1.08% J
Supplemental Data
Net assets, end of period (000 omitted)	$50,764	$60,070	$33,411	$19,124	$1,168
Portfolio turnover rate K	36%	44%	37%	40%	78% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2020 Fund Class K

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.92	$11.66	$9.32	$9.94	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29	.22	.13	.20	.07
Net realized and unrealized gain (loss)	(1.03)	(.11)	2.71	(.49)	(.01)
Total from investment operations	(.74)	.11	2.84	(.29)	.06
Distributions from net investment income	(.28)	(.28)	(.14)	(.19)	(.07)
Distributions from net realized gain	(.25)	(.57)	(.37)	(.14)	(.05)
Total distributions	(.53)	(.85)	(.50) D	(.33)	(.12)
Net asset value, end of period	$9.65	$10.92	$11.66	$9.32	$9.94
Total Return E,F	(6.62)%	.57%	30.84%	(3.35)%	.73%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.34%	.39%	.39%	.40%	.40% I
Expenses net of fee waivers, if any	.34%	.39%	.39%	.40%	.40% I
Expenses net of all reductions	.34%	.39%	.39%	.40%	.40% I
Net investment income (loss)	3.02%	1.85%	1.17%	1.92%	1.18% I
Supplemental Data
Net assets, end of period (000 omitted)	$16,963	$23,621	$26,939	$23,420	$101
Portfolio turnover rate J	36%	44%	37%	40%	78% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2020 Fund Class K6

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.96	$11.68	$9.34	$9.94	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.30	.23	.14	.21	.07
Net realized and unrealized gain (loss)	(1.02)	(.11)	2.71	(.49)	- D
Total from investment operations	(.72)	.12	2.85	(.28)	.07
Distributions from net investment income	(.30)	(.28)	(.15)	(.18)	(.08)
Distributions from net realized gain	(.25)	(.57)	(.37)	(.14)	(.05)
Total distributions	(.55)	(.84) E	(.51) E	(.32)	(.13)
Net asset value, end of period	$9.69	$10.96	$11.68	$9.34	$9.94
Total Return F,G	(6.45)%	.68%	30.88%	(3.21)%	.77%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.24%	.29%	.29%	.30%	.31% J,K
Expenses net of fee waivers, if any	.24%	.29%	.29%	.30%	.31% J,K
Expenses net of all reductions	.24%	.29%	.29%	.30%	.31% J,K
Net investment income (loss)	3.12%	1.95%	1.27%	2.02%	1.27% K
Supplemental Data
Net assets, end of period (000 omitted)	$309,974	$296,601	$684,575	$476,911	$21,065
Portfolio turnover rate L	36%	44%	37%	40%	78% K

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2020 Fund Class I

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.90	$11.64	$9.31	$9.94	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.28	.21	.12	.19	.06
Net realized and unrealized gain (loss)	(1.03)	(.11)	2.71	(.50)	- D
Total from investment operations	(.75)	.10	2.83	(.31)	.06
Distributions from net investment income	(.27)	(.28)	(.13)	(.18)	(.07)
Distributions from net realized gain	(.25)	(.57)	(.37)	(.14)	(.05)
Total distributions	(.52)	(.84) E	(.50)	(.32)	(.12)
Net asset value, end of period	$9.63	$10.90	$11.64	$9.31	$9.94
Total Return F,G	(6.72)%	.51%	30.71%	(3.50)%	.69%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.44%	.49%	.49%	.51% J	.50% K
Expenses net of fee waivers, if any	.44%	.49%	.49%	.51% J	.50% K
Expenses net of all reductions	.44%	.49%	.49%	.51% J	.50% K
Net investment income (loss)	2.92%	1.75%	1.07%	1.81%	1.08% K
Supplemental Data
Net assets, end of period (000 omitted)	$8,616	$9,095	$8,555	$5,169	$121
Portfolio turnover rate L	36%	44%	37%	40%	78% K

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2020 Fund Class Z

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.93	$11.68	$9.34	$9.94	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29	.22	.13	.20	.07
Net realized and unrealized gain (loss)	(1.02)	(.11)	2.71	(.50)	(.01)
Total from investment operations	(.73)	.11	2.84	(.30)	.06
Distributions from net investment income	(.29)	(.29)	(.14)	(.17)	(.07)
Distributions from net realized gain	(.25)	(.57)	(.37)	(.14)	(.05)
Total distributions	(.54)	(.86)	(.50) D	(.30) D	(.12)
Net asset value, end of period	$9.66	$10.93	$11.68	$9.34	$9.94
Total Return E,F	(6.56)%	.55%	30.77%	(3.35)%	.73%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.34%	.39%	.39%	.40%	.40% I
Expenses net of fee waivers, if any	.34%	.39%	.39%	.40%	.40% I
Expenses net of all reductions	.34%	.39%	.39%	.40%	.40% I
Net investment income (loss)	3.02%	1.85%	1.17%	1.92%	1.18% I
Supplemental Data
Net assets, end of period (000 omitted)	$787	$740	$158	$121	$101
Portfolio turnover rate J	36%	44%	37%	40%	78% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2020 Fund Class Z6

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.93	$11.68	$9.34	$9.94	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.30	.23	.14	.20	.07
Net realized and unrealized gain (loss)	(1.02)	(.11)	2.71	(.48)	- D
Total from investment operations	(.72)	.12	2.85	(.28)	.07
Distributions from net investment income	(.30)	(.30)	(.15)	(.18)	(.08)
Distributions from net realized gain	(.25)	(.57)	(.37)	(.14)	(.05)
Total distributions	(.55)	(.87)	(.51) E	(.32)	(.13)
Net asset value, end of period	$9.66	$10.93	$11.68	$9.34	$9.94
Total Return F,G	(6.45)%	.63%	30.88%	(3.19)%	.77%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.24%	.29%	.29%	.31% J	.30% K
Expenses net of fee waivers, if any	.24%	.29%	.29%	.31% J	.30% K
Expenses net of all reductions	.24%	.29%	.29%	.31% J	.30% K
Net investment income (loss)	3.12%	1.95%	1.27%	2.01%	1.28% K
Supplemental Data
Net assets, end of period (000 omitted)	$69,287	$52,552	$3,752	$1,790	$101
Portfolio turnover rate L	36%	44%	37%	40%	78% K

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2020 Fund Premier Class

Years ended March 31,	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.94	$11.85
Income from Investment Operations
Net investment income (loss) B,C	.30	.43
Net realized and unrealized gain (loss)	(1.02)	(.47)
Total from investment operations	(.72)	(.04)
Distributions from net investment income	(.30)	(.31)
Distributions from net realized gain	(.25)	(.57)
Total distributions	(.55)	(.87) D
Net asset value, end of period	$9.67	$10.94
Total Return E,F	(6.45)%	(.69)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21%	.26% I
Expenses net of fee waivers, if any	.21%	.26% I
Expenses net of all reductions	.21%	.26% I
Net investment income (loss)	3.15%	3.69% I
Supplemental Data
Net assets, end of period (000 omitted)	$294,577	$364,143
Portfolio turnover rate J	36%	44%

A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2025 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Emerging Markets Opportunities Fund	8.4
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.2
Fidelity Series Large Cap Value Index Fund	8.1
Fidelity Series Investment Grade Bond Fund	7.3
Fidelity Series Government Bond Index Fund	7.2
Fidelity Series Blue Chip Growth Fund	6.3
Fidelity Series Investment Grade Securitized Fund	5.0
Fidelity Series Long-Term Treasury Bond Index Fund	4.9
Fidelity Series Corporate Bond Fund	4.9
Fidelity Series Large Cap Stock Fund	4.3
64.6

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 1.7%

Fidelity Freedom® Blend 2025 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.39% to 4.93% 4/6/23 to 6/8/23 (b) (Cost $2,197,760)	2,210,000	2,198,166

Domestic Equity Funds - 28.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	7,734,055	92,576,641
Fidelity Series Commodity Strategy Fund (c)	102,255	10,168,216
Fidelity Series Large Cap Growth Index Fund (c)	3,788,251	58,642,125
Fidelity Series Large Cap Stock Fund (c)	3,634,609	64,150,858
Fidelity Series Large Cap Value Index Fund (c)	8,615,990	119,762,256
Fidelity Series Small Cap Core Fund (c)	19,100	192,337
Fidelity Series Small Cap Opportunities Fund (c)	2,392,677	29,286,369
Fidelity Series Value Discovery Fund (c)	3,043,776	43,830,370
TOTAL DOMESTIC EQUITY FUNDS (Cost $394,471,882)		418,609,172

International Equity Funds - 27.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,965,948	27,012,122
Fidelity Series Emerging Markets Fund (c)	2,303,993	18,800,585
Fidelity Series Emerging Markets Opportunities Fund (c)	7,556,149	124,449,774
Fidelity Series International Growth Fund (c)	3,970,889	62,700,338
Fidelity Series International Index Fund (c)	2,338,102	25,999,698
Fidelity Series International Small Cap Fund (c)	1,219,151	19,518,607
Fidelity Series International Value Fund (c)	5,883,162	62,479,185
Fidelity Series Overseas Fund (c)	5,219,949	62,639,383
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $404,016,077)		403,599,692

Bond Funds - 42.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	15,025,603	121,256,615
Fidelity Series Corporate Bond Fund (c)	7,818,147	71,536,047
Fidelity Series Emerging Markets Debt Fund (c)	1,019,687	7,494,700
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	278,371	2,541,531
Fidelity Series Floating Rate High Income Fund (c)	160,056	1,419,697
Fidelity Series Government Bond Index Fund (c)	11,311,706	105,877,573
Fidelity Series High Income Fund (c)	930,111	7,608,311
Fidelity Series International Developed Markets Bond Index Fund (c)	6,626,100	57,580,813
Fidelity Series Investment Grade Bond Fund (c)	10,682,813	107,789,584
Fidelity Series Investment Grade Securitized Fund (c)	8,228,558	74,303,878
Fidelity Series Long-Term Treasury Bond Index Fund (c)	11,740,108	72,906,070
Fidelity Series Real Estate Income Fund (c)	273,826	2,601,352
TOTAL BOND FUNDS (Cost $719,525,037)		632,916,171

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	2,059,916	2,060,328
Fidelity Series Government Money Market Fund 4.91% (c)(f)	4,180,278	4,180,278
Fidelity Series Short-Term Credit Fund (c)	19,667	189,788
Fidelity Series Treasury Bill Index Fund (c)	1,068,786	10,634,419
TOTAL SHORT-TERM FUNDS (Cost $17,066,817)		17,064,813

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,537,277,573)	1,474,388,014
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,062)
NET ASSETS - 100.0%	1,474,384,952

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	285	Jun 2023	32,752,734	658,464	658,464
CBOT 5-Year U.S. Treasury Note Contracts (United States)	233	Jun 2023	25,515,320	57,144	57,144

TOTAL PURCHASED					715,608

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	57	Jun 2023	11,792,588	(680,123)	(680,123)
ICE E-mini MSCI EAFE Index Contracts (United States)	60	Jun 2023	6,289,500	(47,315)	(47,315)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	285	Jun 2023	14,185,875	(415,862)	(415,862)

TOTAL SOLD					(1,143,300)

TOTAL FUTURES CONTRACTS					(427,692)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,198,166.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	897,468	23,733,670	22,570,810	54,434	-	-	2,060,328	0.0%
Total	897,468	23,733,670	22,570,810	54,434	-	-	2,060,328

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	7,213,467	7,233,958	-	20,491	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	88,313,540	61,363,356	11,988,480	6,666,507	(940,840)	(15,490,961)	121,256,615
Fidelity Series Blue Chip Growth Fund	92,992,682	43,585,012	30,474,012	2,890,692	(7,532,684)	(5,994,357)	92,576,641
Fidelity Series Canada Fund	31,191,964	6,580,047	7,265,937	804,395	(140,449)	(3,353,503)	27,012,122
Fidelity Series Commodity Strategy Fund	22,205,513	15,144,949	14,187,472	10,930,414	(2,853,227)	(10,141,547)	10,168,216
Fidelity Series Corporate Bond Fund	75,318,971	20,685,239	17,564,947	2,402,362	(1,271,789)	(5,631,427)	71,536,047
Fidelity Series Emerging Markets Debt Fund	7,376,970	1,924,797	996,772	409,051	(63,819)	(746,476)	7,494,700
Fidelity Series Emerging Markets Debt Local Currency Fund	2,499,926	468,259	458,145	-	(40,148)	71,639	2,541,531
Fidelity Series Emerging Markets Fund	15,251,806	8,356,705	3,212,635	343,642	(681,929)	(913,362)	18,800,585
Fidelity Series Emerging Markets Opportunities Fund	137,460,211	35,499,871	34,937,352	2,936,050	(8,295,048)	(5,277,908)	124,449,774
Fidelity Series Floating Rate High Income Fund	1,506,542	447,701	484,434	95,314	(14,453)	(35,659)	1,419,697
Fidelity Series Government Bond Index Fund	105,388,442	31,344,591	24,546,971	1,924,648	(1,160,760)	(5,147,729)	105,877,573
Fidelity Series Government Money Market Fund 4.91%	3,469,402	5,448,857	4,737,981	53,450	-	-	4,180,278
Fidelity Series High Income Fund	9,003,844	1,761,828	2,297,147	472,019	(132,495)	(727,719)	7,608,311
Fidelity Series Inflation-Protected Bond Index Fund	13,145,591	378,326	13,202,659	151,661	218,036	(539,294)	-
Fidelity Series International Developed Markets Bond Index Fund	46,700,158	24,176,976	9,748,102	396,105	(715,173)	(2,833,046)	57,580,813
Fidelity Series International Growth Fund	62,508,182	17,872,508	15,321,574	1,926,325	(1,893,991)	(464,787)	62,700,338
Fidelity Series International Index Fund	26,474,889	6,279,088	6,125,909	617,919	(496,647)	(131,723)	25,999,698
Fidelity Series International Small Cap Fund	19,703,247	4,344,716	2,518,789	1,060,796	(307,149)	(1,703,418)	19,518,607
Fidelity Series International Value Fund	63,184,340	18,293,445	17,132,702	1,886,558	(1,199,003)	(666,895)	62,479,185
Fidelity Series Investment Grade Bond Fund	110,845,459	30,962,197	25,936,098	3,393,935	(1,641,691)	(6,440,283)	107,789,584
Fidelity Series Investment Grade Securitized Fund	77,639,832	20,811,650	18,834,505	1,883,680	(1,176,613)	(4,136,486)	74,303,878
Fidelity Series Large Cap Growth Index Fund	58,589,695	21,969,334	15,527,407	727,326	(609,893)	(5,779,604)	58,642,125
Fidelity Series Large Cap Stock Fund	65,376,329	20,889,969	17,872,880	3,884,093	(758,216)	(3,484,344)	64,150,858
Fidelity Series Large Cap Value Index Fund	125,146,053	33,211,034	27,242,616	4,215,751	(1,218,441)	(10,133,774)	119,762,256
Fidelity Series Long-Term Treasury Bond Index Fund	70,976,087	25,751,948	10,631,249	1,875,139	(1,199,677)	(11,991,039)	72,906,070
Fidelity Series Overseas Fund	62,932,419	16,297,032	13,908,786	1,014,478	(1,501,919)	(1,179,363)	62,639,383
Fidelity Series Real Estate Income Fund	5,415,869	1,338,440	3,415,136	348,995	(220,957)	(516,864)	2,601,352
Fidelity Series Short-Term Credit Fund	3,478,139	254,587	3,520,962	7,011	(93,509)	71,533	189,788
Fidelity Series Small Cap Core Fund	-	186,989	-	-	-	5,348	192,337
Fidelity Series Small Cap Opportunities Fund	31,456,232	8,760,526	7,970,000	1,366,029	(824,496)	(2,135,893)	29,286,369
Fidelity Series Treasury Bill Index Fund	10,409,392	12,141,080	11,911,500	149,688	(457)	(4,096)	10,634,419
Fidelity Series Value Discovery Fund	46,268,874	13,465,503	11,473,963	2,240,265	(523,170)	(3,906,874)	43,830,370
	1,492,230,600	517,210,027	392,681,080	57,074,298	(37,270,116)	(109,359,911)	1,470,129,520

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	2,198,166	-	2,198,166	-

Domestic Equity Funds	418,609,172	418,609,172	-	-

International Equity Funds	403,599,692	403,599,692	-	-

Bond Funds	632,916,171	632,916,171	-	-

Short-Term Funds	17,064,813	17,064,813	-	-
Total Investments in Securities:	1,474,388,014	1,472,189,848	2,198,166	-
Derivative Instruments:

Assets
Futures Contracts	715,608	715,608	-	-
Total Assets	715,608	715,608	-	-

Liabilities
Futures Contracts	(1,143,300)	(1,143,300)	-	-
Total Liabilities	(1,143,300)	(1,143,300)	-	-
Total Derivative Instruments:	(427,692)	(427,692)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,143,300)
Total Equity Risk	0	(1,143,300)
Interest Rate Risk
Futures Contracts (a)	715,608	0
Total Interest Rate Risk	715,608	0
Total Value of Derivatives	715,608	(1,143,300)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2025 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,197,760)	$2,198,166
Fidelity Central Funds (cost $2,060,328)	2,060,328
Other affiliated issuers (cost $1,533,019,485)	1,470,129,520

Total Investment in Securities (cost $1,537,277,573)		$1,474,388,014
Receivable for investments sold		11,767,877
Receivable for fund shares sold		4,244,765
Distributions receivable from Fidelity Central Funds		10,554
Receivable for daily variation margin on futures contracts		4,586
Total assets		1,490,415,796
Liabilities
Payable for investments purchased	$14,646,472
Payable for fund shares redeemed	1,071,109
Accrued management fee	308,687
Distribution and service plan fees payable	4,576
Total Liabilities		16,030,844
Net Assets		$1,474,384,952
Net Assets consist of:
Paid in capital		$1,576,008,283
Total accumulated earnings (loss)		(101,623,331)
Net Assets		$1,474,384,952

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($10,030,482 ÷ 1,027,916 shares) (a)		$9.76
Maximum offering price per share (100/94.25 of $9.76)		$10.36
Class M :
Net Asset Value and redemption price per share ($2,166,295 ÷ 220,861 shares) (a)		$9.81
Maximum offering price per share (100/96.50 of $9.81)		$10.17
Class C :
Net Asset Value and offering price per share ($2,007,832 ÷ 207,983 shares) (a)		$9.65
Fidelity Freedom Blend 2025 Fund :
Net Asset Value , offering price and redemption price per share ($88,783,037 ÷ 9,082,540 shares)		$9.78
Class K :
Net Asset Value , offering price and redemption price per share ($27,360,953 ÷ 2,789,311 shares)		$9.81
Class K6 :
Net Asset Value , offering price and redemption price per share ($616,406,525 ÷ 62,628,376 shares)		$9.84
Class I :
Net Asset Value , offering price and redemption price per share ($23,383,004 ÷ 2,388,829 shares)		$9.79
Class Z :
Net Asset Value , offering price and redemption price per share ($2,133,582 ÷ 217,225 shares)		$9.82
Class Z6 :
Net Asset Value , offering price and redemption price per share ($153,084,814 ÷ 15,599,942 shares)		$9.81
Premier Class :
Net Asset Value , offering price and redemption price per share ($549,028,428 ÷ 55,912,187 shares)		$9.82
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$45,478,924
Interest		42,422
Income from Fidelity Central Funds		54,434
Total Income		45,575,780
Expenses
Management fee	$3,582,120
Distribution and service plan fees	50,360
Independent trustees' fees and expenses	5,112
Total expenses before reductions	3,637,592
Expense reductions	(29)
Total expenses after reductions		3,637,563
Net Investment income (loss)		41,938,217
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(37,270,116)
Futures contracts	(3,107,462)
Capital gain distributions from underlying funds:
Affiliated issuers	11,595,374
Total net realized gain (loss)		(28,782,204)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	379
Affiliated issuers	(109,359,911)
Futures contracts	(701,710)
Total change in net unrealized appreciation (depreciation)		(110,061,242)
Net gain (loss)		(138,843,446)
Net increase (decrease) in net assets resulting from operations		$(96,905,229)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,938,217	$36,422,085
Net realized gain (loss)	(28,782,204)	60,854,495
Change in net unrealized appreciation (depreciation)	(110,061,242)	(97,453,080)
Net increase (decrease) in net assets resulting from operations	(96,905,229)	(176,500)
Distributions to shareholders	(72,489,006)	(95,733,101)
Share transactions - net increase (decrease)	150,033,762	418,228,992
Total increase (decrease) in net assets	(19,360,473)	322,319,391

Net Assets
Beginning of period	1,493,745,425	1,171,426,034
End of period	$1,474,384,952	$1,493,745,425

Financial Highlights
Fidelity Advisor Freedom® Blend 2025 Fund Class A

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.05	$11.71	$9.09	$9.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.19	.09	.16	.03
Net realized and unrealized gain (loss)	(1.05)	(.08)	3.01	(.58)	(.02)
Total from investment operations	(.80)	.11	3.10	(.42)	.01
Distributions from net investment income	(.25)	(.25)	(.11)	(.15)	(.11)
Distributions from net realized gain	(.24)	(.52)	(.36)	(.15)	(.08)
Total distributions	(.49)	(.77)	(.48) D	(.31) D	(.19)
Net asset value, end of period	$9.76	$11.05	$11.71	$9.09	$9.82
Total Return E,F,G	(7.11)%	.59%	34.40%	(4.73)%	.29%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.70%	.75%	.76%	.76%	.76% J
Expenses net of fee waivers, if any	.70%	.75%	.76%	.76%	.76% J
Expenses net of all reductions	.70%	.75%	.76%	.76%	.76% J
Net investment income (loss)	2.59%	1.63%	.85%	1.56%	.58% J
Supplemental Data
Net assets, end of period (000 omitted)	$10,030	$7,622	$3,751	$1,706	$168
Portfolio turnover rate K	28%	34%	31%	34%	23% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2025 Fund Class M

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.10	$11.77	$9.13	$9.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.16	.07	.13	.02
Net realized and unrealized gain (loss)	(1.05)	(.08)	3.00	(.58)	(.02)
Total from investment operations	(.82)	.08	3.07	(.45)	-
Distributions from net investment income	(.23)	(.24)	(.07)	(.08)	(.10)
Distributions from net realized gain	(.24)	(.51)	(.36)	(.15)	(.08)
Total distributions	(.47)	(.75)	(.43)	(.24) D	(.18)
Net asset value, end of period	$9.81	$11.10	$11.77	$9.13	$9.82
Total Return E,F,G	(7.30)%	.32%	33.97%	(4.94)%	.16%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.95%	1.00%	1.01%	1.02% J	1.02% J,K
Expenses net of fee waivers, if any	.95%	1.00%	1.01%	1.02% J	1.02% J,K
Expenses net of all reductions	.95%	1.00%	1.01%	1.02% J	1.02% J,K
Net investment income (loss)	2.34%	1.38%	.60%	1.31%	.32% K
Supplemental Data
Net assets, end of period (000 omitted)	$2,166	$2,249	$1,838	$886	$746
Portfolio turnover rate L	28%	34%	31%	34%	23% K

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2025 Fund Class C

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$10.96	$11.64	$9.05	$9.81	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.10	.01	.08	(.01)
Net realized and unrealized gain (loss)	(1.05)	(.08)	2.98	(.58)	(.02)
Total from investment operations	(.87)	.02	2.99	(.50)	(.03)
Distributions from net investment income	(.20)	(.19)	(.05)	(.11)	(.09)
Distributions from net realized gain	(.24)	(.51)	(.36)	(.15)	(.08)
Total distributions	(.44)	(.70)	(.40) D	(.26)	(.16) D
Net asset value, end of period	$9.65	$10.96	$11.64	$9.05	$9.81
Total Return E,F,G	(7.87)%	(.16)%	33.37%	(5.45)%	(.12)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.45%	1.50%	1.51%	1.51%	1.51% J
Expenses net of fee waivers, if any	1.45%	1.50%	1.51%	1.51%	1.51% J
Expenses net of all reductions	1.45%	1.50%	1.51%	1.51%	1.51% J
Net investment income (loss)	1.84%	.88%	.10%	.81%	(.17)% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,008	$1,696	$1,273	$472	$298
Portfolio turnover rate K	28%	34%	31%	34%	23% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2025 Fund

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.06	$11.73	$9.10	$9.82	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.28	.22	.12	.18	.05
Net realized and unrealized gain (loss)	(1.05)	(.09)	3.01	(.57)	(.03)
Total from investment operations	(.77)	.13	3.13	(.39)	.02
Distributions from net investment income	(.27)	(.28)	(.14)	(.17)	(.13)
Distributions from net realized gain	(.24)	(.53)	(.36)	(.15)	(.08)
Total distributions	(.51)	(.80) D	(.50)	(.33) D	(.20) D
Net asset value, end of period	$9.78	$11.06	$11.73	$9.10	$9.82
Total Return E,F	(6.82)%	.79%	34.74%	(4.45)%	.42%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.45%	.50%	.51%	.52% I	.52% I,J
Expenses net of fee waivers, if any	.45%	.50%	.51%	.52% I	.52% I,J
Expenses net of all reductions	.45%	.50%	.51%	.52% I	.52% I,J
Net investment income (loss)	2.84%	1.88%	1.10%	1.80%	.83% J
Supplemental Data
Net assets, end of period (000 omitted)	$88,783	$93,025	$43,207	$21,223	$1,621
Portfolio turnover rate K	28%	34%	31%	34%	23% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2025 Fund Class K

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.09	$11.75	$9.11	$9.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29	.24	.13	.20	.05
Net realized and unrealized gain (loss)	(1.05)	(.09)	3.01	(.58)	(.02)
Total from investment operations	(.76)	.15	3.14	(.38)	.03
Distributions from net investment income	(.28)	(.28)	(.14)	(.18)	(.12)
Distributions from net realized gain	(.24)	(.53)	(.36)	(.15)	(.08)
Total distributions	(.52)	(.81)	(.50)	(.34) D	(.20)
Net asset value, end of period	$9.81	$11.09	$11.75	$9.11	$9.83
Total Return E,F	(6.75)%	.90%	34.83%	(4.34)%	.47%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.35%	.40%	.41%	.41%	.41% I
Expenses net of fee waivers, if any	.35%	.40%	.41%	.41%	.41% I
Expenses net of all reductions	.35%	.40%	.41%	.41%	.41% I
Net investment income (loss)	2.94%	1.98%	1.20%	1.91%	.93% I
Supplemental Data
Net assets, end of period (000 omitted)	$27,361	$36,357	$31,964	$24,031	$101
Portfolio turnover rate J	28%	34%	31%	34%	23% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2025 Fund Class K6

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.13	$11.77	$9.13	$9.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.30	.25	.14	.21	.06
Net realized and unrealized gain (loss)	(1.06)	(.09)	3.01	(.59)	(.02)
Total from investment operations	(.76)	.16	3.15	(.38)	.04
Distributions from net investment income	(.29)	(.28)	(.15)	(.18)	(.12)
Distributions from net realized gain	(.24)	(.53)	(.36)	(.16)	(.08)
Total distributions	(.53)	(.80) D	(.51)	(.33) D	(.20)
Net asset value, end of period	$9.84	$11.13	$11.77	$9.13	$9.84
Total Return E,F	(6.69)%	1.05%	34.86%	(4.28)%	.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25%	.30%	.31%	.31%	.32% I,J
Expenses net of fee waivers, if any	.25%	.30%	.31%	.31%	.32% I,J
Expenses net of all reductions	.25%	.30%	.31%	.31%	.32% I,J
Net investment income (loss)	3.04%	2.08%	1.30%	2.01%	1.02% J
Supplemental Data
Net assets, end of period (000 omitted)	$616,407	$585,570	$1,055,963	$623,940	$40,828
Portfolio turnover rate K	28%	34%	31%	34%	23% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2025 Fund Class I

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.07	$11.73	$9.10	$9.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.28	.22	.12	.18	.05
Net realized and unrealized gain (loss)	(1.05)	(.08)	3.00	(.57)	(.02)
Total from investment operations	(.77)	.14	3.12	(.39)	.03
Distributions from net investment income	(.27)	(.27)	(.13)	(.18)	(.12)
Distributions from net realized gain	(.24)	(.53)	(.36)	(.15)	(.08)
Total distributions	(.51)	(.80)	(.49)	(.34) D	(.20)
Net asset value, end of period	$9.79	$11.07	$11.73	$9.10	$9.83
Total Return E,F	(6.83)%	.80%	34.69%	(4.46)%	.43%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.45%	.50%	.51%	.51%	.51% I
Expenses net of fee waivers, if any	.45%	.50%	.51%	.51%	.51% I
Expenses net of all reductions	.45%	.50%	.51%	.51%	.51% I
Net investment income (loss)	2.84%	1.88%	1.10%	1.81%	.83% I
Supplemental Data
Net assets, end of period (000 omitted)	$23,383	$26,357	$24,503	$7,685	$100
Portfolio turnover rate J	28%	34%	31%	34%	23% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2025 Fund Class Z

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.11	$11.77	$9.13	$9.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29	.23	.13	.20	.05
Net realized and unrealized gain (loss)	(1.07)	(.07)	3.01	(.58)	(.02)
Total from investment operations	(.78)	.16	3.14	(.38)	.03
Distributions from net investment income	(.27)	(.30)	(.13)	(.17)	(.12)
Distributions from net realized gain	(.24)	(.53)	(.36)	(.15)	(.08)
Total distributions	(.51)	(.82) D	(.50) D	(.32)	(.20)
Net asset value, end of period	$9.82	$11.11	$11.77	$9.13	$9.83
Total Return E,F	(6.83)%	1.01%	34.72%	(4.30)%	.47%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.35%	.40%	.41%	.41%	.41% I
Expenses net of fee waivers, if any	.35%	.40%	.41%	.41%	.41% I
Expenses net of all reductions	.35%	.40%	.41%	.41%	.41% I
Net investment income (loss)	2.94%	1.97%	1.20%	1.91%	.93% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,134	$2,226	$130	$96	$101
Portfolio turnover rate J	28%	34%	31%	34%	23% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2025 Fund Class Z6

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.10	$11.76	$9.12	$9.84	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.30	.24	.14	.20	.06
Net realized and unrealized gain (loss)	(1.06)	(.08)	3.01	(.58)	(.02)
Total from investment operations	(.76)	.16	3.15	(.38)	.04
Distributions from net investment income	(.29)	(.30)	(.15)	(.18)	(.12)
Distributions from net realized gain	(.24)	(.53)	(.36)	(.15)	(.08)
Total distributions	(.53)	(.82) D	(.51)	(.34) D	(.20)
Net asset value, end of period	$9.81	$11.10	$11.76	$9.12	$9.84
Total Return E,F	(6.70)%	1.03%	34.98%	(4.35)%	.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25%	.30%	.31%	.32% I	.31% J
Expenses net of fee waivers, if any	.25%	.30%	.31%	.32% I	.31% J
Expenses net of all reductions	.25%	.30%	.31%	.32% I	.31% J
Net investment income (loss)	3.04%	2.08%	1.30%	2.01%	1.03% J
Supplemental Data
Net assets, end of period (000 omitted)	$153,085	$125,633	$8,797	$3,760	$104
Portfolio turnover rate K	28%	34%	31%	34%	23% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2025 Fund Premier Class

Years ended March 31,	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.11	$11.95
Income from Investment Operations
Net investment income (loss) B,C	.30	.44
Net realized and unrealized gain (loss)	(1.06)	(.45)
Total from investment operations	(.76)	(.01)
Distributions from net investment income	(.29)	(.31)
Distributions from net realized gain	(.24)	(.53)
Total distributions	(.53)	(.83) D
Net asset value, end of period	$9.82	$11.11
Total Return E,F	(6.67)%	(.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.22%	.26% I
Expenses net of fee waivers, if any	.22%	.26% I
Expenses net of all reductions	.22%	.26% I
Net investment income (loss)	3.07%	3.72% I
Supplemental Data
Net assets, end of period (000 omitted)	$549,028	$613,010
Portfolio turnover rate J	28%	34%

A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2030 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	9.3
Fidelity Series Emerging Markets Opportunities Fund	9.1
Fidelity Series Blue Chip Growth Fund	7.2
Fidelity Series Investment Grade Bond Fund	6.5
Fidelity Series Government Bond Index Fund	6.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Large Cap Stock Fund	5.0
Fidelity Series International Growth Fund	4.7
Fidelity Series Overseas Fund	4.7
Fidelity Series International Value Fund	4.7
62.8

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 1.8%

Fidelity Freedom® Blend 2030 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.39% to 4.93% 4/6/23 to 6/8/23 (b) (Cost $2,625,507)	2,640,000	2,626,054

Domestic Equity Funds - 32.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	10,794,136	129,205,804
Fidelity Series Commodity Strategy Fund (c)	125,371	12,466,941
Fidelity Series Large Cap Growth Index Fund (c)	5,287,136	81,844,859
Fidelity Series Large Cap Stock Fund (c)	5,078,649	89,638,159
Fidelity Series Large Cap Value Index Fund (c)	12,032,611	167,253,293
Fidelity Series Small Cap Core Fund (c)	26,000	261,816
Fidelity Series Small Cap Opportunities Fund (c)	3,347,988	40,979,379
Fidelity Series Value Discovery Fund (c)	4,255,401	61,277,775
TOTAL DOMESTIC EQUITY FUNDS (Cost $554,576,356)		582,928,026

International Equity Funds - 30.0%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,656,850	36,505,121
Fidelity Series Emerging Markets Fund (c)	3,011,096	24,570,540
Fidelity Series Emerging Markets Opportunities Fund (c)	9,930,934	163,562,489
Fidelity Series International Growth Fund (c)	5,366,333	84,734,395
Fidelity Series International Index Fund (c)	3,159,757	35,136,501
Fidelity Series International Small Cap Fund (c)	1,647,322	26,373,626
Fidelity Series International Value Fund (c)	7,950,995	84,439,562
Fidelity Series Overseas Fund (c)	7,054,355	84,652,261
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $541,536,999)		539,974,495

Bond Funds - 36.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	8,961,136	72,316,368
Fidelity Series Corporate Bond Fund (c)	8,457,431	77,385,493
Fidelity Series Emerging Markets Debt Fund (c)	1,242,639	9,133,396
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	339,874	3,103,048
Fidelity Series Floating Rate High Income Fund (c)	195,040	1,730,003
Fidelity Series Government Bond Index Fund (c)	12,241,180	114,577,447
Fidelity Series High Income Fund (c)	1,130,907	9,250,817
Fidelity Series International Developed Markets Bond Index Fund (c)	8,028,916	69,771,284
Fidelity Series Investment Grade Bond Fund (c)	11,556,195	116,602,011
Fidelity Series Investment Grade Securitized Fund (c)	8,900,752	80,373,786
Fidelity Series Long-Term Treasury Bond Index Fund (c)	15,532,873	96,459,139
Fidelity Series Real Estate Income Fund (c)	328,560	3,121,325
TOTAL BOND FUNDS (Cost $734,443,544)		653,824,117

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	2,587,143	2,587,661
Fidelity Series Government Money Market Fund 4.91% (c)(f)	5,189,520	5,189,520
Fidelity Series Short-Term Credit Fund (c)	29,406	283,770
Fidelity Series Treasury Bill Index Fund (c)	1,313,301	13,067,348
TOTAL SHORT-TERM FUNDS (Cost $21,129,909)		21,128,299

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,854,312,315)	1,800,480,991
NET OTHER ASSETS (LIABILITIES) - 0.0%	11,816
NET ASSETS - 100.0%	1,800,492,807

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	348	Jun 2023	39,992,813	801,254	801,254
CBOT 5-Year U.S. Treasury Note Contracts (United States)	284	Jun 2023	31,100,219	70,517	70,517

TOTAL PURCHASED					871,771

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	64	Jun 2023	13,240,800	(776,575)	(776,575)
ICE E-mini MSCI EAFE Index Contracts (United States)	74	Jun 2023	7,757,050	(58,201)	(58,201)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	352	Jun 2023	17,520,800	(507,687)	(507,687)

TOTAL SOLD					(1,342,463)

TOTAL FUTURES CONTRACTS					(470,692)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,626,054.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	1,096,716	28,016,859	26,525,914	64,497	-	-	2,587,661	0.0%
Total	1,096,716	28,016,859	26,525,914	64,497	-	-	2,587,661

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	6,213,105	6,232,120	-	19,015	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	42,609,709	41,595,565	3,638,871	3,712,734	(293,057)	(7,956,978)	72,316,368
Fidelity Series Blue Chip Growth Fund	115,897,931	63,431,206	34,489,487	3,779,816	(9,108,935)	(6,524,911)	129,205,804
Fidelity Series Canada Fund	37,762,995	10,599,350	7,677,777	1,055,992	(165,399)	(4,014,048)	36,505,121
Fidelity Series Commodity Strategy Fund	24,297,644	18,504,048	15,462,380	12,486,762	(3,434,159)	(11,438,212)	12,466,941
Fidelity Series Corporate Bond Fund	73,105,535	26,206,824	15,227,394	2,468,933	(1,105,337)	(5,594,135)	77,385,493
Fidelity Series Emerging Markets Debt Fund	8,051,232	2,679,740	708,019	474,818	(87,373)	(802,184)	9,133,396
Fidelity Series Emerging Markets Debt Local Currency Fund	2,726,452	682,226	361,932	-	(42,017)	98,319	3,103,048
Fidelity Series Emerging Markets Fund	17,885,519	11,659,095	3,177,919	437,298	(894,720)	(901,435)	24,570,540
Fidelity Series Emerging Markets Opportunities Fund	161,198,355	53,092,501	35,414,626	3,736,190	(8,753,875)	(6,559,866)	163,562,489
Fidelity Series Floating Rate High Income Fund	1,643,955	590,726	449,988	110,993	(12,220)	(42,470)	1,730,003
Fidelity Series Government Bond Index Fund	102,310,865	39,799,059	21,428,845	1,986,503	(1,256,728)	(4,846,904)	114,577,447
Fidelity Series Government Money Market Fund 4.91%	1,650,374	6,555,392	3,016,246	63,376	-	-	5,189,520
Fidelity Series High Income Fund	9,850,469	2,584,601	2,230,734	546,914	(142,552)	(810,967)	9,250,817
Fidelity Series Inflation-Protected Bond Index Fund	11,292,720	550,506	11,526,154	169,262	69,296	(386,368)	-
Fidelity Series International Developed Markets Bond Index Fund	50,541,874	31,585,983	8,473,244	460,158	(866,411)	(3,016,918)	69,771,284
Fidelity Series International Growth Fund	75,632,140	26,742,668	15,542,738	2,528,695	(2,424,155)	326,480	84,734,395
Fidelity Series International Index Fund	32,056,281	9,755,616	6,246,954	811,136	(455,987)	27,545	35,136,501
Fidelity Series International Small Cap Fund	23,820,045	6,799,710	1,915,833	1,392,304	(494,391)	(1,835,905)	26,373,626
Fidelity Series International Value Fund	76,388,582	27,756,857	18,088,459	2,476,453	(1,145,894)	(471,524)	84,439,562
Fidelity Series Investment Grade Bond Fund	107,608,927	39,409,684	22,566,486	3,497,168	(1,830,126)	(6,019,988)	116,602,011
Fidelity Series Investment Grade Securitized Fund	75,364,191	26,864,591	16,664,044	1,948,803	(1,254,717)	(3,936,235)	80,373,786
Fidelity Series Large Cap Growth Index Fund	73,023,807	33,029,014	16,854,414	961,677	(873,683)	(6,479,865)	81,844,859
Fidelity Series Large Cap Stock Fund	81,478,786	32,453,992	19,463,824	5,055,827	(1,245,977)	(3,584,818)	89,638,159
Fidelity Series Large Cap Value Index Fund	155,970,524	52,951,826	27,360,345	5,725,129	(1,196,016)	(13,112,696)	167,253,293
Fidelity Series Long-Term Treasury Bond Index Fund	83,068,505	38,428,636	9,434,147	2,359,964	(1,660,174)	(13,943,681)	96,459,139
Fidelity Series Overseas Fund	76,050,698	24,835,468	13,869,223	1,331,713	(2,010,537)	(354,145)	84,652,261
Fidelity Series Real Estate Income Fund	5,903,622	1,968,868	3,924,510	403,916	(271,172)	(555,483)	3,121,325
Fidelity Series Short-Term Credit Fund	1,654,488	334,838	1,696,692	4,442	(54,985)	46,121	283,770
Fidelity Series Small Cap Core Fund	-	254,536	-	-	-	7,280	261,816
Fidelity Series Small Cap Opportunities Fund	39,203,110	13,930,135	8,594,653	1,787,364	(1,279,991)	(2,279,222)	40,979,379
Fidelity Series Treasury Bill Index Fund	4,951,676	14,617,018	6,496,184	172,967	(3,436)	(1,726)	13,067,348
Fidelity Series Value Discovery Fund	57,665,247	21,750,698	12,403,797	3,035,473	(620,209)	(5,114,164)	61,277,775
	1,630,666,258	688,214,082	370,638,039	64,982,780	(42,895,922)	(110,079,103)	1,795,267,276

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	2,626,054	-	2,626,054	-

Domestic Equity Funds	582,928,026	582,928,026	-	-

International Equity Funds	539,974,495	539,974,495	-	-

Bond Funds	653,824,117	653,824,117	-	-

Short-Term Funds	21,128,299	21,128,299	-	-
Total Investments in Securities:	1,800,480,991	1,797,854,937	2,626,054	-
Derivative Instruments:

Assets
Futures Contracts	871,771	871,771	-	-
Total Assets	871,771	871,771	-	-

Liabilities
Futures Contracts	(1,342,463)	(1,342,463)	-	-
Total Liabilities	(1,342,463)	(1,342,463)	-	-
Total Derivative Instruments:	(470,692)	(470,692)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,342,463)
Total Equity Risk	0	(1,342,463)
Interest Rate Risk
Futures Contracts (a)	871,771	0
Total Interest Rate Risk	871,771	0
Total Value of Derivatives	871,771	(1,342,463)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2030 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,625,507)	$2,626,054
Fidelity Central Funds (cost $2,587,661)	2,587,661
Other affiliated issuers (cost $1,849,099,147)	1,795,267,276

Total Investment in Securities (cost $1,854,312,315)		$1,800,480,991
Receivable for investments sold		16,299,606
Receivable for fund shares sold		4,345,653
Distributions receivable from Fidelity Central Funds		12,980
Receivable for daily variation margin on futures contracts		21,873
Total assets		1,821,161,103
Liabilities
Payable for investments purchased	$19,345,868
Payable for fund shares redeemed	926,205
Accrued management fee	390,306
Distribution and service plan fees payable	5,917
Total Liabilities		20,668,296
Net Assets		$1,800,492,807
Net Assets consist of:
Paid in capital		$1,896,508,493
Total accumulated earnings (loss)		(96,015,686)
Net Assets		$1,800,492,807

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($12,749,465 ÷ 1,296,714 shares) (a)		$9.83
Maximum offering price per share (100/94.25 of $9.83)		$10.43
Class M :
Net Asset Value and redemption price per share ($2,584,600 ÷ 263,074 shares) (a)		$9.82
Maximum offering price per share (100/96.50 of $9.82)		$10.18
Class C :
Net Asset Value and offering price per share ($2,797,711 ÷ 287,215 shares) (a)		$9.74
Fidelity Freedom Blend 2030 Fund :
Net Asset Value , offering price and redemption price per share ($97,872,836 ÷ 9,914,874 shares)		$9.87
Class K :
Net Asset Value , offering price and redemption price per share ($43,936,931 ÷ 4,436,510 shares)		$9.90
Class K6 :
Net Asset Value , offering price and redemption price per share ($707,259,681 ÷ 71,155,049 shares)		$9.94
Class I :
Net Asset Value , offering price and redemption price per share ($40,935,896 ÷ 4,142,085 shares)		$9.88
Class Z :
Net Asset Value , offering price and redemption price per share ($5,563,572 ÷ 561,287 shares)		$9.91
Class Z6 :
Net Asset Value , offering price and redemption price per share ($176,001,272 ÷ 17,753,519 shares)		$9.91
Premier Class :
Net Asset Value , offering price and redemption price per share ($710,790,843 ÷ 71,662,399 shares)		$9.92
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$49,740,191
Interest		50,171
Income from Fidelity Central Funds		64,497
Total Income		49,854,859
Expenses
Management fee	$4,312,626
Distribution and service plan fees	66,945
Independent trustees' fees and expenses	5,845
Total expenses before reductions	4,385,416
Expense reductions	(22)
Total expenses after reductions		4,385,394
Net Investment income (loss)		45,469,465
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(42,895,922)
Futures contracts	(3,490,578)
Capital gain distributions from underlying funds:
Affiliated issuers	15,242,589
Total net realized gain (loss)		(31,143,911)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	512
Affiliated issuers	(110,079,103)
Futures contracts	(684,970)
Total change in net unrealized appreciation (depreciation)		(110,763,561)
Net gain (loss)		(141,907,472)
Net increase (decrease) in net assets resulting from operations		$(96,438,007)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,469,465	$38,904,868
Net realized gain (loss)	(31,143,911)	71,800,199
Change in net unrealized appreciation (depreciation)	(110,763,561)	(107,287,511)
Net increase (decrease) in net assets resulting from operations	(96,438,007)	3,417,556
Distributions to shareholders	(81,384,102)	(107,024,448)
Share transactions - net increase (decrease)	345,844,411	511,806,513
Total increase (decrease) in net assets	168,022,302	408,199,621

Net Assets
Beginning of period	1,632,470,505	1,224,270,884
End of period	$1,800,492,807	$1,632,470,505

Financial Highlights
Fidelity Advisor Freedom® Blend 2030 Fund Class A

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.11	$11.76	$8.81	$9.68	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.19	.10	.16	.02
Net realized and unrealized gain (loss)	(1.03)	(.02)	3.36	(.70)	(.09)
Total from investment operations	(.80)	.17	3.46	(.54)	(.07)
Distributions from net investment income	(.23)	(.26)	(.12)	(.16)	(.13)
Distributions from net realized gain	(.26)	(.56)	(.39)	(.17)	(.12)
Total distributions	(.48) D	(.82)	(.51)	(.33)	(.25)
Net asset value, end of period	$9.83	$11.11	$11.76	$8.81	$9.68
Total Return E,F,G	(7.03)%	1.05%	39.73%	(6.09)%	(.45)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.71%	.77%	.77%	.77%	.78% J,K
Expenses net of fee waivers, if any	.71%	.77%	.77%	.77%	.78% J,K
Expenses net of all reductions	.71%	.77%	.77%	.77%	.78% J,K
Net investment income (loss)	2.39%	1.59%	.88%	1.56%	.39% K
Supplemental Data
Net assets, end of period (000 omitted)	$12,749	$9,930	$5,650	$1,516	$348
Portfolio turnover rate L	23%	29%	30%	31%	29% K

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2030 Fund Class M

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.10	$11.76	$8.79	$9.68	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21	.16	.07	.13	.01
Net realized and unrealized gain (loss)	(1.03)	(.02)	3.37	(.70)	(.09)
Total from investment operations	(.82)	.14	3.44	(.57)	(.08)
Distributions from net investment income	(.20)	(.24)	(.09)	(.15)	(.12)
Distributions from net realized gain	(.26)	(.56)	(.38)	(.17)	(.12)
Total distributions	(.46)	(.80)	(.47)	(.32)	(.24)
Net asset value, end of period	$9.82	$11.10	$11.76	$8.79	$9.68
Total Return D,E,F	(7.28)%	.78%	39.53%	(6.44)%	(.56)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.96%	1.02%	1.02%	1.02%	1.02% I
Expenses net of fee waivers, if any	.96%	1.02%	1.02%	1.02%	1.02% I
Expenses net of all reductions	.96%	1.02%	1.02%	1.02%	1.02% I
Net investment income (loss)	2.14%	1.34%	.64%	1.32%	.15% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,585	$2,726	$2,306	$976	$170
Portfolio turnover rate J	23%	29%	30%	31%	29% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2030 Fund Class C

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.02	$11.68	$8.77	$9.66	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.10	.01	.08	(.02)
Net realized and unrealized gain (loss)	(1.02)	(.02)	3.35	(.71)	(.08)
Total from investment operations	(.86)	.08	3.36	(.63)	(.10)
Distributions from net investment income	(.16)	(.19)	(.06)	(.09)	(.12)
Distributions from net realized gain	(.26)	(.55)	(.39)	(.17)	(.12)
Total distributions	(.42)	(.74)	(.45)	(.26)	(.24)
Net asset value, end of period	$9.74	$11.02	$11.68	$8.77	$9.66
Total Return D,E,F	(7.72)%	.35%	38.75%	(6.94)%	(.81)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.46%	1.52%	1.52%	1.51% I	1.52% J
Expenses net of fee waivers, if any	1.46%	1.52%	1.52%	1.51% I	1.52% J
Expenses net of all reductions	1.46%	1.52%	1.52%	1.51% I	1.52% J
Net investment income (loss)	1.64%	.84%	.13%	.82%	(.35)% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,798	$3,242	$3,003	$987	$259
Portfolio turnover rate K	23%	29%	30%	31%	29% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2030 Fund

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.15	$11.80	$8.82	$9.69	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.22	.12	.18	.04
Net realized and unrealized gain (loss)	(1.04)	(.01)	3.38	(.70)	(.09)
Total from investment operations	(.78)	.21	3.50	(.52)	(.05)
Distributions from net investment income	(.24)	(.29)	(.13)	(.18)	(.14)
Distributions from net realized gain	(.26)	(.57)	(.39)	(.17)	(.12)
Total distributions	(.50)	(.86)	(.52)	(.35)	(.26)
Net asset value, end of period	$9.87	$11.15	$11.80	$8.82	$9.69
Total Return D,E	(6.84)%	1.37%	40.16%	(5.94)%	(.26)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.46%	.52%	.52%	.53% H	.52% I
Expenses net of fee waivers, if any	.46%	.52%	.52%	.53% H	.52% I
Expenses net of all reductions	.46%	.52%	.52%	.53% H	.52% I
Net investment income (loss)	2.64%	1.84%	1.14%	1.81%	.65% I
Supplemental Data
Net assets, end of period (000 omitted)	$97,873	$91,428	$32,244	$17,917	$762
Portfolio turnover rate J	23%	29%	30%	31%	29% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2030 Fund Class K

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.18	$11.82	$8.83	$9.70	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.27	.23	.13	.20	.04
Net realized and unrealized gain (loss)	(1.04)	(.02)	3.39	(.71)	(.08)
Total from investment operations	(.77)	.21	3.52	(.51)	(.04)
Distributions from net investment income	(.25)	(.28)	(.14)	(.19)	(.14)
Distributions from net realized gain	(.26)	(.57)	(.39)	(.17)	(.12)
Total distributions	(.51)	(.85)	(.53)	(.36)	(.26)
Net asset value, end of period	$9.90	$11.18	$11.82	$8.83	$9.70
Total Return D,E	(6.76)%	1.43%	40.29%	(5.86)%	(.15)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.36%	.42%	.42%	.42%	.42% H
Expenses net of fee waivers, if any	.36%	.42%	.42%	.42%	.42% H
Expenses net of all reductions	.36%	.42%	.42%	.42%	.42% H
Net investment income (loss)	2.74%	1.94%	1.24%	1.91%	.75% H
Supplemental Data
Net assets, end of period (000 omitted)	$43,937	$48,882	$31,624	$21,646	$100
Portfolio turnover rate I	23%	29%	30%	31%	29% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2030 Fund Class K6

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.22	$11.84	$8.85	$9.70	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.28	.25	.14	.20	.05
Net realized and unrealized gain (loss)	(1.04)	(.02)	3.39	(.70)	(.09)
Total from investment operations	(.76)	.23	3.53	(.50)	(.04)
Distributions from net investment income	(.26)	(.28)	(.15)	(.18)	(.14)
Distributions from net realized gain	(.26)	(.57)	(.39)	(.17)	(.12)
Total distributions	(.52)	(.85)	(.54)	(.35)	(.26)
Net asset value, end of period	$9.94	$11.22	$11.84	$8.85	$9.70
Total Return D,E	(6.62)%	1.56%	40.33%	(5.71)%	(.11)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.26%	.32%	.32%	.32%	.33% H,I
Expenses net of fee waivers, if any	.26%	.32%	.32%	.32%	.33% H,I
Expenses net of all reductions	.26%	.32%	.32%	.32%	.33% H,I
Net investment income (loss)	2.84%	2.04%	1.34%	2.02%	.84% H
Supplemental Data
Net assets, end of period (000 omitted)	$707,260	$613,817	$1,111,589	$615,185	$21,781
Portfolio turnover rate J	23%	29%	30%	31%	29% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2030 Fund Class I

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.16	$11.80	$8.82	$9.69	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.22	.12	.18	.04
Net realized and unrealized gain (loss)	(1.04)	(.02)	3.38	(.70)	(.10)
Total from investment operations	(.78)	.20	3.50	(.52)	(.06)
Distributions from net investment income	(.24)	(.28)	(.13)	(.18)	(.14)
Distributions from net realized gain	(.26)	(.57)	(.39)	(.17)	(.12)
Total distributions	(.50)	(.84) D	(.52)	(.35)	(.25) D
Net asset value, end of period	$9.88	$11.16	$11.80	$8.82	$9.69
Total Return E,F	(6.85)%	1.35%	40.19%	(5.92)%	(.29)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.46%	.52%	.52%	.53% I	.52% J
Expenses net of fee waivers, if any	.46%	.52%	.52%	.53% I	.52% J
Expenses net of all reductions	.46%	.52%	.52%	.53% I	.52% J
Net investment income (loss)	2.64%	1.84%	1.14%	1.81%	.65% J
Supplemental Data
Net assets, end of period (000 omitted)	$40,936	$37,047	$30,890	$10,530	$100
Portfolio turnover rate K	23%	29%	30%	31%	29% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2030 Fund Class Z

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.19	$11.84	$8.85	$9.70	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.27	.23	.13	.19	.04
Net realized and unrealized gain (loss)	(1.04)	(.01)	3.39	(.70)	(.08)
Total from investment operations	(.77)	.22	3.52	(.51)	(.04)
Distributions from net investment income	(.25)	(.30)	(.14)	(.17)	(.14)
Distributions from net realized gain	(.26)	(.57)	(.39)	(.17)	(.12)
Total distributions	(.51)	(.87)	(.53)	(.34)	(.26)
Net asset value, end of period	$9.91	$11.19	$11.84	$8.85	$9.70
Total Return D,E	(6.73)%	1.44%	40.22%	(5.83)%	(.15)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.36%	.42%	.42%	.42%	.42% H
Expenses net of fee waivers, if any	.36%	.42%	.42%	.42%	.42% H
Expenses net of all reductions	.36%	.42%	.42%	.42%	.42% H
Net investment income (loss)	2.74%	1.94%	1.24%	1.92%	.75% H
Supplemental Data
Net assets, end of period (000 omitted)	$5,564	$5,101	$290	$141	$100
Portfolio turnover rate I	23%	29%	30%	31%	29% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2030 Fund Class Z6

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.19	$11.84	$8.85	$9.70	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.28	.24	.15	.19	.05
Net realized and unrealized gain (loss)	(1.04)	(.02)	3.38	(.69)	(.09)
Total from investment operations	(.76)	.22	3.53	(.50)	(.04)
Distributions from net investment income	(.27)	(.30)	(.15)	(.18)	(.14)
Distributions from net realized gain	(.26)	(.57)	(.39)	(.17)	(.12)
Total distributions	(.52) D	(.87)	(.54)	(.35)	(.26)
Net asset value, end of period	$9.91	$11.19	$11.84	$8.85	$9.70
Total Return E,F	(6.62)%	1.48%	40.39%	(5.72)%	(.11)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.26%	.32%	.32%	.33% I	.32% J
Expenses net of fee waivers, if any	.26%	.32%	.32%	.33% I	.32% J
Expenses net of all reductions	.26%	.32%	.32%	.33% I	.32% J
Net investment income (loss)	2.84%	2.04%	1.34%	2.01%	.85% J
Supplemental Data
Net assets, end of period (000 omitted)	$176,001	$105,355	$6,674	$3,925	$368
Portfolio turnover rate K	23%	29%	30%	31%	29% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2030 Fund Premier Class

Years ended March 31,	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.20	$12.04
Income from Investment Operations
Net investment income (loss) B,C	.28	.45
Net realized and unrealized gain (loss)	(1.04)	(.41)
Total from investment operations	(.76)	.04
Distributions from net investment income	(.27)	(.31)
Distributions from net realized gain	(.26)	(.57)
Total distributions	(.52) D	(.88)
Net asset value, end of period	$9.92	$11.20
Total Return E,F	(6.60)%	(.06)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.23%	.27% I
Expenses net of fee waivers, if any	.23%	.27% I
Expenses net of all reductions	.23%	.27% I
Net investment income (loss)	2.87%	3.76% I
Supplemental Data
Net assets, end of period (000 omitted)	$710,791	$714,942
Portfolio turnover rate J	23%	29%

A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2035 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	11.6
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Series Blue Chip Growth Fund	8.9
Fidelity Series Large Cap Stock Fund	6.2
Fidelity Series Long-Term Treasury Bond Index Fund	5.8
Fidelity Series Large Cap Growth Index Fund	5.7
Fidelity Series International Growth Fund	5.6
Fidelity Series Overseas Fund	5.6
Fidelity Series International Value Fund	5.6
Fidelity Series Value Discovery Fund	4.3
69.6

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 1.8%

Fidelity Freedom® Blend 2035 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.39% to 4.93% 4/6/23 to 6/8/23 (b) (Cost $2,745,803)	2,760,000	2,746,417

Domestic Equity Funds - 40.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	13,987,907	167,435,241
Fidelity Series Commodity Strategy Fund (c)	130,722	12,998,962
Fidelity Series Large Cap Growth Index Fund (c)	6,851,469	106,060,737
Fidelity Series Large Cap Stock Fund (c)	6,587,545	116,270,170
Fidelity Series Large Cap Value Index Fund (c)	15,600,654	216,849,086
Fidelity Series Small Cap Core Fund (c)	33,206	334,388
Fidelity Series Small Cap Opportunities Fund (c)	4,347,758	53,216,560
Fidelity Series Value Discovery Fund (c)	5,522,115	79,518,459
TOTAL DOMESTIC EQUITY FUNDS (Cost $728,759,464)		752,683,603

International Equity Funds - 35.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,291,142	45,220,297
Fidelity Series Emerging Markets Fund (c)	3,534,963	28,845,301
Fidelity Series Emerging Markets Opportunities Fund (c)	11,758,694	193,665,695
Fidelity Series International Growth Fund (c)	6,647,540	104,964,664
Fidelity Series International Index Fund (c)	3,914,057	43,524,309
Fidelity Series International Small Cap Fund (c)	2,043,346	32,713,973
Fidelity Series International Value Fund (c)	9,844,969	104,553,569
Fidelity Series Overseas Fund (c)	8,738,439	104,861,267
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $669,068,757)		658,349,075

Bond Funds - 23.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	213,750	1,724,965
Fidelity Series Corporate Bond Fund (c)	5,480,687	50,148,289
Fidelity Series Emerging Markets Debt Fund (c)	1,280,363	9,410,667
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	351,611	3,210,205
Fidelity Series Floating Rate High Income Fund (c)	201,858	1,790,476
Fidelity Series Government Bond Index Fund (c)	7,891,308	73,862,647
Fidelity Series High Income Fund (c)	1,160,957	9,496,626
Fidelity Series International Developed Markets Bond Index Fund (c)	5,690,830	49,453,315
Fidelity Series Investment Grade Bond Fund (c)	7,483,846	75,512,003
Fidelity Series Investment Grade Securitized Fund (c)	5,727,824	51,722,250
Fidelity Series Long-Term Treasury Bond Index Fund (c)	17,370,913	107,873,372
Fidelity Series Real Estate Income Fund (c)	337,496	3,206,212
TOTAL BOND FUNDS (Cost $489,961,274)		437,411,027

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	2,600,902	2,601,422
Fidelity Series Government Money Market Fund 4.91% (c)(f)	5,452,580	5,452,580
Fidelity Series Short-Term Credit Fund (c)	34,727	335,118
Fidelity Series Treasury Bill Index Fund (c)	1,371,547	13,646,894
TOTAL SHORT-TERM FUNDS (Cost $22,037,052)		22,036,014

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,912,572,350)	1,873,226,136
NET OTHER ASSETS (LIABILITIES) - 0.0%	10,265
NET ASSETS - 100.0%	1,873,236,401

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	361	Jun 2023	41,486,797	824,885	824,885
CBOT 5-Year U.S. Treasury Note Contracts (United States)	295	Jun 2023	32,304,805	73,782	73,782

TOTAL PURCHASED					898,667

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	67	Jun 2023	13,861,463	(812,977)	(812,977)
ICE E-mini MSCI EAFE Index Contracts (United States)	76	Jun 2023	7,966,700	(63,444)	(63,444)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	373	Jun 2023	18,566,075	(535,484)	(535,484)

TOTAL SOLD					(1,411,905)

TOTAL FUTURES CONTRACTS					(513,238)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,746,417.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	847,166	28,677,084	26,922,828	62,626	-	-	2,601,422	0.0%
Total	847,166	28,677,084	26,922,828	62,626	-	-	2,601,422

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,614,162	507,804	138,875	93,916	(8,431)	(249,695)	1,724,965
Fidelity Series Blue Chip Growth Fund	146,612,731	78,245,409	37,640,689	4,831,049	(9,621,824)	(10,160,386)	167,435,241
Fidelity Series Canada Fund	45,556,069	13,797,515	9,036,352	1,285,866	(295,295)	(4,801,640)	45,220,297
Fidelity Series Commodity Strategy Fund	24,016,541	19,213,996	15,150,381	12,627,679	(3,414,820)	(11,666,374)	12,998,962
Fidelity Series Corporate Bond Fund	39,112,203	21,762,597	7,217,305	1,412,252	(593,639)	(2,915,567)	50,148,289
Fidelity Series Emerging Markets Debt Fund	7,921,924	2,872,945	495,991	476,370	(79,338)	(808,873)	9,410,667
Fidelity Series Emerging Markets Debt Local Currency Fund	2,681,570	725,900	256,855	-	(37,455)	97,045	3,210,205
Fidelity Series Emerging Markets Fund	19,961,302	14,039,881	3,114,291	505,544	(861,298)	(1,180,293)	28,845,301
Fidelity Series Emerging Markets Opportunities Fund	183,807,703	63,280,889	35,808,104	4,329,245	(8,678,710)	(8,936,083)	193,665,695
Fidelity Series Floating Rate High Income Fund	1,619,932	630,534	404,371	111,251	(6,714)	(48,905)	1,790,476
Fidelity Series Government Bond Index Fund	54,786,316	32,198,904	9,976,821	1,145,468	(430,024)	(2,715,728)	73,862,647
Fidelity Series Government Money Market Fund 4.91%	-	6,892,442	1,439,862	62,324	-	-	5,452,580
Fidelity Series High Income Fund	9,773,253	2,826,964	2,146,698	547,632	(153,054)	(803,839)	9,496,626
Fidelity Series International Developed Markets Bond Index Fund	28,138,125	26,391,597	2,896,439	292,862	(306,108)	(1,873,860)	49,453,315
Fidelity Series International Growth Fund	91,187,663	31,982,964	15,695,730	3,078,060	(2,759,520)	249,287	104,964,664
Fidelity Series International Index Fund	38,681,887	12,253,828	6,908,594	987,745	(542,945)	40,133	43,524,309
Fidelity Series International Small Cap Fund	28,658,219	8,926,981	2,030,387	1,685,321	(567,684)	(2,273,156)	32,713,973
Fidelity Series International Value Fund	92,089,274	34,019,379	19,541,687	3,014,445	(1,210,670)	(802,727)	104,553,569
Fidelity Series Investment Grade Bond Fund	57,626,153	32,593,688	10,597,402	2,008,749	(685,907)	(3,424,529)	75,512,003
Fidelity Series Investment Grade Securitized Fund	40,328,249	21,719,072	7,556,118	1,127,324	(452,355)	(2,316,598)	51,722,250
Fidelity Series Large Cap Growth Index Fund	92,381,182	41,650,826	18,652,438	1,221,491	(1,023,561)	(8,295,272)	106,060,737
Fidelity Series Large Cap Stock Fund	103,071,235	40,560,782	21,107,554	6,337,861	(1,359,156)	(4,895,137)	116,270,170
Fidelity Series Large Cap Value Index Fund	197,303,568	68,460,063	30,412,729	7,300,132	(1,376,210)	(17,125,606)	216,849,086
Fidelity Series Long-Term Treasury Bond Index Fund	86,561,007	45,993,373	8,403,013	2,530,098	(1,427,185)	(14,850,810)	107,873,372
Fidelity Series Overseas Fund	91,684,093	29,600,700	13,606,686	1,621,024	(2,342,873)	(473,967)	104,861,267
Fidelity Series Real Estate Income Fund	5,806,825	2,066,735	3,829,218	404,572	(290,700)	(547,430)	3,206,212
Fidelity Series Short-Term Credit Fund	-	332,817	-	1,506	-	2,301	335,118
Fidelity Series Small Cap Core Fund	-	325,219	-	-	-	9,169	334,388
Fidelity Series Small Cap Opportunities Fund	49,590,392	17,905,234	9,669,527	2,281,673	(1,425,522)	(3,184,017)	53,216,560
Fidelity Series Treasury Bill Index Fund	-	15,007,789	1,356,228	170,911	(1,329)	(3,338)	13,646,894
Fidelity Series Value Discovery Fund	72,946,725	27,843,786	13,862,479	3,867,868	(632,711)	(6,776,862)	79,518,459
	1,613,518,303	714,630,613	308,952,824	65,360,238	(40,585,038)	(110,732,757)	1,867,878,297

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	2,746,417	-	2,746,417	-

Domestic Equity Funds	752,683,603	752,683,603	-	-

International Equity Funds	658,349,075	658,349,075	-	-

Bond Funds	437,411,027	437,411,027	-	-

Short-Term Funds	22,036,014	22,036,014	-	-
Total Investments in Securities:	1,873,226,136	1,870,479,719	2,746,417	-
Derivative Instruments:

Assets
Futures Contracts	898,667	898,667	-	-
Total Assets	898,667	898,667	-	-

Liabilities
Futures Contracts	(1,411,905)	(1,411,905)	-	-
Total Liabilities	(1,411,905)	(1,411,905)	-	-
Total Derivative Instruments:	(513,238)	(513,238)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,411,905)
Total Equity Risk	0	(1,411,905)
Interest Rate Risk
Futures Contracts (a)	898,667	0
Total Interest Rate Risk	898,667	0
Total Value of Derivatives	898,667	(1,411,905)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2035 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,745,803)	$2,746,417
Fidelity Central Funds (cost $2,601,422)	2,601,422
Other affiliated issuers (cost $1,907,225,125)	1,867,878,297

Total Investment in Securities (cost $1,912,572,350)		$1,873,226,136
Receivable for investments sold		21,528,538
Receivable for fund shares sold		3,634,988
Distributions receivable from Fidelity Central Funds		13,256
Receivable for daily variation margin on futures contracts		21,411
Total assets		1,898,424,329
Liabilities
Payable for investments purchased	$24,597,679
Payable for fund shares redeemed	156,511
Accrued management fee	428,067
Distribution and service plan fees payable	5,671
Total Liabilities		25,187,928
Net Assets		$1,873,236,401
Net Assets consist of:
Paid in capital		$1,951,484,142
Total accumulated earnings (loss)		(78,247,741)
Net Assets		$1,873,236,401

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($13,309,249 ÷ 1,325,418 shares) (a)		$10.04
Maximum offering price per share (100/94.25 of $10.04)		$10.65
Class M :
Net Asset Value and redemption price per share ($2,874,335 ÷ 287,065 shares) (a)		$10.01
Maximum offering price per share (100/96.50 of $10.01)		$10.37
Class C :
Net Asset Value and offering price per share ($2,301,360 ÷ 231,829 shares) (a)		$9.93
Fidelity Freedom Blend 2035 Fund :
Net Asset Value , offering price and redemption price per share ($127,295,622 ÷ 12,616,842 shares)		$10.09
Class K :
Net Asset Value , offering price and redemption price per share ($29,257,366 ÷ 2,890,526 shares)		$10.12
Class K6 :
Net Asset Value , offering price and redemption price per share ($690,861,264 ÷ 67,936,207 shares)		$10.17
Class I :
Net Asset Value , offering price and redemption price per share ($32,413,212 ÷ 3,211,053 shares)		$10.09
Class Z :
Net Asset Value , offering price and redemption price per share ($1,738,402 ÷ 171,754 shares)		$10.12
Class Z6 :
Net Asset Value , offering price and redemption price per share ($200,558,727 ÷ 19,798,904 shares)		$10.13
Premier Class :
Net Asset Value , offering price and redemption price per share ($772,626,864 ÷ 76,144,343 shares)		$10.15
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$46,200,827
Interest		51,371
Income from Fidelity Central Funds		62,626
Total Income		46,314,824
Expenses
Management fee	$4,582,134
Distribution and service plan fees	55,515
Independent trustees' fees and expenses	5,849
Total expenses before reductions	4,643,498
Expense reductions	(60)
Total expenses after reductions		4,643,438
Net Investment income (loss)		41,671,386
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(40,585,038)
Futures contracts	(3,702,663)
Capital gain distributions from underlying funds:
Affiliated issuers	19,159,411
Total net realized gain (loss)		(25,128,290)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	557
Affiliated issuers	(110,732,757)
Futures contracts	(563,562)
Total change in net unrealized appreciation (depreciation)		(111,295,762)
Net gain (loss)		(136,424,052)
Net increase (decrease) in net assets resulting from operations		$(94,752,666)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,671,386	$37,050,083
Net realized gain (loss)	(25,128,290)	85,513,955
Change in net unrealized appreciation (depreciation)	(111,295,762)	(108,210,646)
Net increase (decrease) in net assets resulting from operations	(94,752,666)	14,353,392
Distributions to shareholders	(84,959,782)	(114,488,945)
Share transactions - net increase (decrease)	437,723,834	557,806,218
Total increase (decrease) in net assets	258,011,386	457,670,665

Net Assets
Beginning of period	1,615,225,015	1,157,554,350
End of period	$1,873,236,401	$1,615,225,015

Financial Highlights
Fidelity Advisor Freedom® Blend 2035 Fund Class A

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.42	$12.05	$8.46	$9.60	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21	.18	.10	.15	- D
Net realized and unrealized gain (loss)	(1.05)	.14	4.03	(.94)	(.15)
Total from investment operations	(.84)	.32	4.13	(.79)	(.15)
Distributions from net investment income	(.22)	(.28)	(.12)	(.17)	(.14)
Distributions from net realized gain	(.31)	(.67)	(.42)	(.19)	(.12)
Total distributions	(.54) E	(.95)	(.54)	(.35) E	(.25) E
Net asset value, end of period	$10.04	$11.42	$12.05	$8.46	$9.60
Total Return F,G,H	(7.23)%	2.19%	49.46%	(8.89)%	(1.18)%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.73%	.78%	.78%	.78%	.79% K,L
Expenses net of fee waivers, if any	.73%	.78%	.78%	.78%	.79% K,L
Expenses net of all reductions	.73%	.78%	.78%	.78%	.79% K,L
Net investment income (loss)	2.14%	1.46%	.92%	1.52%	.09% K
Supplemental Data
Net assets, end of period (000 omitted)	$13,309	$6,186	$2,089	$790	$357
Portfolio turnover rate M	19%	24%	27%	31%	16% K

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2035 Fund Class M

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.39	$12.01	$8.46	$9.59	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.15	.07	.13	(.01)
Net realized and unrealized gain (loss)	(1.05)	.14	4.02	(.94)	(.15)
Total from investment operations	(.87)	.29	4.09	(.81)	(.16)
Distributions from net investment income	(.19)	(.24)	(.12)	(.14)	(.13)
Distributions from net realized gain	(.31)	(.67)	(.41)	(.19)	(.12)
Total distributions	(.51) D	(.91)	(.54) D	(.32) D	(.25)
Net asset value, end of period	$10.01	$11.39	$12.01	$8.46	$9.59
Total Return E,F,G	(7.51)%	2.00%	48.92%	(9.06)%	(1.30)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.98%	1.03%	1.03%	1.03%	1.03% J
Expenses net of fee waivers, if any	.98%	1.03%	1.03%	1.03%	1.03% J
Expenses net of all reductions	.98%	1.03%	1.03%	1.03%	1.03% J
Net investment income (loss)	1.89%	1.21%	.67%	1.27%	(.16)% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,874	$1,913	$887	$291	$177
Portfolio turnover rate K	19%	24%	27%	31%	16% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2035 Fund Class C

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.30	$11.96	$8.44	$9.59	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.09	.02	.08	(.04)
Net realized and unrealized gain (loss)	(1.03)	.12	4.00	(.94)	(.14)
Total from investment operations	(.90)	.21	4.02	(.86)	(.18)
Distributions from net investment income	(.16)	(.21)	(.09)	(.10)	(.11)
Distributions from net realized gain	(.31)	(.67)	(.41)	(.19)	(.12)
Total distributions	(.47)	(.87) D	(.50)	(.29)	(.23)
Net asset value, end of period	$9.93	$11.30	$11.96	$8.44	$9.59
Total Return E,F,G	(7.85)%	1.36%	48.25%	(9.54)%	(1.56)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.48%	1.53%	1.54% J	1.53%	1.54% J,K
Expenses net of fee waivers, if any	1.48%	1.53%	1.54% J	1.53%	1.54% J,K
Expenses net of all reductions	1.48%	1.53%	1.54% J	1.53%	1.54% J,K
Net investment income (loss)	1.39%	.71%	.16%	.77%	(.67)% K
Supplemental Data
Net assets, end of period (000 omitted)	$2,301	$1,958	$1,362	$274	$207
Portfolio turnover rate L	19%	24%	27%	31%	16% K

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2035 Fund

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.45	$12.07	$8.48	$9.61	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.21	.13	.17	.02
Net realized and unrealized gain (loss)	(1.06)	.14	4.03	(.94)	(.15)
Total from investment operations	(.82)	.35	4.16	(.77)	(.13)
Distributions from net investment income	(.23)	(.30)	(.14)	(.18)	(.15)
Distributions from net realized gain	(.31)	(.68)	(.43)	(.19)	(.12)
Total distributions	(.54)	(.97) D	(.57)	(.36) D	(.26) D
Net asset value, end of period	$10.09	$11.45	$12.07	$8.48	$9.61
Total Return E,F	(6.99)%	2.48%	49.72%	(8.68)%	(.96)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.48%	.53%	.53%	.54% I	.53% J
Expenses net of fee waivers, if any	.48%	.53%	.53%	.54% I	.53% J
Expenses net of all reductions	.48%	.53%	.53%	.54% I	.53% J
Net investment income (loss)	2.39%	1.71%	1.17%	1.76%	.34% J
Supplemental Data
Net assets, end of period (000 omitted)	$127,296	$109,569	$37,661	$14,672	$984
Portfolio turnover rate K	19%	24%	27%	31%	16% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2035 Fund Class K

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.48	$12.09	$8.48	$9.61	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.22	.14	.19	.02
Net realized and unrealized gain (loss)	(1.06)	.14	4.04	(.94)	(.15)
Total from investment operations	(.81)	.36	4.18	(.75)	(.13)
Distributions from net investment income	(.23)	(.29)	(.14)	(.19)	(.15)
Distributions from net realized gain	(.31)	(.68)	(.43)	(.19)	(.12)
Total distributions	(.55) D	(.97)	(.57)	(.38)	(.26) D
Net asset value, end of period	$10.12	$11.48	$12.09	$8.48	$9.61
Total Return E,F	(6.91)%	2.55%	49.96%	(8.56)%	(.97)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38%	.43%	.43%	.43%	.43% I
Expenses net of fee waivers, if any	.38%	.43%	.43%	.43%	.43% I
Expenses net of all reductions	.38%	.43%	.43%	.43%	.43% I
Net investment income (loss)	2.49%	1.81%	1.27%	1.87%	.44% I
Supplemental Data
Net assets, end of period (000 omitted)	$29,257	$35,991	$24,728	$16,000	$99
Portfolio turnover rate J	19%	24%	27%	31%	16% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2035 Fund Class K6

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.53	$12.12	$8.50	$9.61	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.24	.15	.20	.03
Net realized and unrealized gain (loss)	(1.06)	.13	4.04	(.94)	(.15)
Total from investment operations	(.80)	.37	4.19	(.74)	(.12)
Distributions from net investment income	(.24)	(.28)	(.15)	(.18)	(.15)
Distributions from net realized gain	(.31)	(.68)	(.43)	(.19)	(.12)
Total distributions	(.56) D	(.96)	(.57) D	(.37)	(.27)
Net asset value, end of period	$10.17	$11.53	$12.12	$8.50	$9.61
Total Return E,F	(6.79)%	2.62%	50.08%	(8.41)%	(.93)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.28%	.33%	.33%	.33%	.34% I,J
Expenses net of fee waivers, if any	.28%	.33%	.33%	.33%	.34% I,J
Expenses net of all reductions	.28%	.33%	.33%	.33%	.34% I,J
Net investment income (loss)	2.59%	1.91%	1.37%	1.97%	.54% I
Supplemental Data
Net assets, end of period (000 omitted)	$690,861	$562,284	$1,067,514	$572,455	$22,910
Portfolio turnover rate K	19%	24%	27%	31%	16% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2035 Fund Class I

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.46	$12.07	$8.48	$9.61	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.21	.13	.18	.02
Net realized and unrealized gain (loss)	(1.07)	.14	4.02	(.94)	(.15)
Total from investment operations	(.83)	.35	4.15	(.76)	(.13)
Distributions from net investment income	(.23)	(.28)	(.13)	(.19)	(.14)
Distributions from net realized gain	(.31)	(.68)	(.43)	(.19)	(.12)
Total distributions	(.54)	(.96)	(.56)	(.37) D	(.26)
Net asset value, end of period	$10.09	$11.46	$12.07	$8.48	$9.61
Total Return E,F	(7.03)%	2.47%	49.67%	(8.60)%	(1.01)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.48%	.53%	.53%	.54% I	.53% J
Expenses net of fee waivers, if any	.48%	.53%	.53%	.54% I	.53% J
Expenses net of all reductions	.48%	.53%	.53%	.54% I	.53% J
Net investment income (loss)	2.39%	1.71%	1.17%	1.76%	.34% J
Supplemental Data
Net assets, end of period (000 omitted)	$32,413	$24,436	$17,238	$5,807	$108
Portfolio turnover rate K	19%	24%	27%	31%	16% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2035 Fund Class Z

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.49	$12.10	$8.49	$9.61	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.22	.14	.19	.02
Net realized and unrealized gain (loss)	(1.06)	.14	4.03	(.94)	(.15)
Total from investment operations	(.81)	.36	4.17	(.75)	(.13)
Distributions from net investment income	(.24)	(.29)	(.14)	(.18)	(.15)
Distributions from net realized gain	(.31)	(.69)	(.43)	(.19)	(.12)
Total distributions	(.56) D	(.97) D	(.56) D	(.37)	(.26) D
Net asset value, end of period	$10.12	$11.49	$12.10	$8.49	$9.61
Total Return E,F	(6.90)%	2.58%	49.87%	(8.52)%	(.97)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38%	.43%	.43%	.43%	.43% I
Expenses net of fee waivers, if any	.38%	.43%	.43%	.43%	.43% I
Expenses net of all reductions	.38%	.43%	.43%	.43%	.43% I
Net investment income (loss)	2.49%	1.81%	1.27%	1.87%	.44% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,738	$1,262	$345	$228	$103
Portfolio turnover rate J	19%	24%	27%	31%	16% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2035 Fund Class Z6

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.49	$12.10	$8.50	$9.62	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.23	.15	.18	.03
Net realized and unrealized gain (loss)	(1.06)	.15	4.03	(.93)	(.14)
Total from investment operations	(.80)	.38	4.18	(.75)	(.11)
Distributions from net investment income	(.24)	(.31)	(.15)	(.19)	(.15)
Distributions from net realized gain	(.31)	(.68)	(.43)	(.19)	(.12)
Total distributions	(.56) D	(.99)	(.58)	(.37) D	(.27)
Net asset value, end of period	$10.13	$11.49	$12.10	$8.50	$9.62
Total Return E,F	(6.81)%	2.69%	49.96%	(8.48)%	(.83)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.28%	.33%	.33%	.34% I	.33% J
Expenses net of fee waivers, if any	.28%	.33%	.33%	.34% I	.33% J
Expenses net of all reductions	.28%	.33%	.33%	.34% I	.33% J
Net investment income (loss)	2.59%	1.91%	1.37%	1.96%	.54% J
Supplemental Data
Net assets, end of period (000 omitted)	$200,559	$121,518	$5,730	$2,148	$99
Portfolio turnover rate K	19%	24%	27%	31%	16% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2035 Fund Premier Class

Years ended March 31,	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.50	$12.36
Income from Investment Operations
Net investment income (loss) B,C	.26	.46
Net realized and unrealized gain (loss)	(1.05)	(.33)
Total from investment operations	(.79)	.13
Distributions from net investment income	(.24)	(.31)
Distributions from net realized gain	(.31)	(.68)
Total distributions	(.56) D	(.99)
Net asset value, end of period	$10.15	$11.50
Total Return E,F	(6.70)%	.65%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.24%	.28% I
Expenses net of fee waivers, if any	.24%	.28% I
Expenses net of all reductions	.24%	.28% I
Net investment income (loss)	2.63%	3.75% I
Supplemental Data
Net assets, end of period (000 omitted)	$772,627	$750,109
Portfolio turnover rate J	19%	24%

A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2040 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	13.9
Fidelity Series Emerging Markets Opportunities Fund	11.6
Fidelity Series Blue Chip Growth Fund	10.7
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Large Cap Growth Index Fund	6.8
Fidelity Series International Growth Fund	6.5
Fidelity Series Overseas Fund	6.5
Fidelity Series International Value Fund	6.5
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Value Discovery Fund	5.1
80.8

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 1.8%

Fidelity Freedom® Blend 2040 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.39% to 4.93% 4/6/23 to 6/8/23 (b) (Cost $2,476,976)	2,490,000	2,477,595

Domestic Equity Funds - 48.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	15,017,409	179,758,391
Fidelity Series Commodity Strategy Fund (c)	117,892	11,723,132
Fidelity Series Large Cap Growth Index Fund (c)	7,355,738	113,866,817
Fidelity Series Large Cap Stock Fund (c)	7,075,757	124,887,114
Fidelity Series Large Cap Value Index Fund (c)	16,753,164	232,868,976
Fidelity Series Small Cap Core Fund (c)	35,871	361,217
Fidelity Series Small Cap Opportunities Fund (c)	4,672,605	57,192,685
Fidelity Series Value Discovery Fund (c)	5,932,699	85,430,871
TOTAL DOMESTIC EQUITY FUNDS (Cost $788,882,103)		806,089,203

International Equity Funds - 40.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,421,630	47,013,193
Fidelity Series Emerging Markets Fund (c)	3,547,977	28,951,491
Fidelity Series Emerging Markets Opportunities Fund (c)	11,802,116	194,380,858
Fidelity Series International Growth Fund (c)	6,911,100	109,126,275
Fidelity Series International Index Fund (c)	4,069,256	45,250,122
Fidelity Series International Small Cap Fund (c)	2,116,094	33,878,663
Fidelity Series International Value Fund (c)	10,247,720	108,830,785
Fidelity Series Overseas Fund (c)	9,084,936	109,019,237
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $691,941,507)		676,450,624

Bond Funds - 10.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	189,288	1,527,552
Fidelity Series Corporate Bond Fund (c)	878,264	8,036,114
Fidelity Series Emerging Markets Debt Fund (c)	1,129,203	8,299,640
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	310,119	2,831,391
Fidelity Series Floating Rate High Income Fund (c)	179,376	1,591,069
Fidelity Series Government Bond Index Fund (c)	1,274,071	11,925,306
Fidelity Series High Income Fund (c)	1,023,260	8,370,268
Fidelity Series International Developed Markets Bond Index Fund (c)	931,536	8,095,049
Fidelity Series Investment Grade Bond Fund (c)	1,208,501	12,193,771
Fidelity Series Investment Grade Securitized Fund (c)	918,932	8,297,954
Fidelity Series Long-Term Treasury Bond Index Fund (c)	15,530,633	96,445,228
Fidelity Series Real Estate Income Fund (c)	294,077	2,793,728
TOTAL BOND FUNDS (Cost $195,151,935)		170,407,070

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	2,384,083	2,384,560
Fidelity Series Government Money Market Fund 4.91% (c)(f)	4,919,665	4,919,665
Fidelity Series Short-Term Credit Fund (c)	27,052	261,053
Fidelity Series Treasury Bill Index Fund (c)	1,230,691	12,245,376
TOTAL SHORT-TERM FUNDS (Cost $19,811,987)		19,810,654

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,698,264,508)	1,675,235,146
NET OTHER ASSETS (LIABILITIES) - 0.0%	10,923
NET ASSETS - 100.0%	1,675,246,069

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	323	Jun 2023	37,119,766	745,916	745,916
CBOT 5-Year U.S. Treasury Note Contracts (United States)	263	Jun 2023	28,800,555	64,984	64,984

TOTAL PURCHASED					810,900

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	60	Jun 2023	12,413,250	(728,039)	(728,039)
ICE E-mini MSCI EAFE Index Contracts (United States)	67	Jun 2023	7,023,275	(52,758)	(52,758)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	337	Jun 2023	16,774,175	(495,274)	(495,274)

TOTAL SOLD					(1,276,071)

TOTAL FUTURES CONTRACTS					(465,171)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,477,595.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	703,501	25,056,348	23,375,289	56,847	-	-	2,384,560	0.0%
Total	703,501	25,056,348	23,375,289	56,847	-	-	2,384,560

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,462,469	433,601	134,498	84,398	(6,897)	(227,123)	1,527,552
Fidelity Series Blue Chip Growth Fund	156,100,099	79,925,666	34,893,760	5,171,053	(8,955,873)	(12,417,741)	179,758,391
Fidelity Series Canada Fund	47,266,246	13,919,285	8,847,419	1,346,854	(328,342)	(4,996,577)	47,013,193
Fidelity Series Commodity Strategy Fund	21,579,291	17,364,065	13,656,053	11,358,565	(3,265,023)	(10,299,148)	11,723,132
Fidelity Series Corporate Bond Fund	3,857,970	5,815,238	1,349,048	159,633	(155,005)	(133,041)	8,036,114
Fidelity Series Emerging Markets Debt Fund	7,121,414	2,441,263	459,259	426,825	(79,014)	(724,764)	8,299,640
Fidelity Series Emerging Markets Debt Local Currency Fund	2,409,816	618,582	246,906	-	(31,699)	81,598	2,831,391
Fidelity Series Emerging Markets Fund	20,101,290	13,765,556	2,874,993	509,951	(813,079)	(1,227,283)	28,951,491
Fidelity Series Emerging Markets Opportunities Fund	184,378,002	61,485,516	33,901,397	4,378,967	(8,451,502)	(9,129,761)	194,380,858
Fidelity Series Floating Rate High Income Fund	1,457,292	576,230	392,661	100,526	(11,852)	(37,940)	1,591,069
Fidelity Series Government Bond Index Fund	5,481,503	8,723,718	2,050,173	133,812	(145,159)	(84,583)	11,925,306
Fidelity Series Government Money Market Fund 4.91%	-	6,151,656	1,231,991	57,064	-	-	4,919,665
Fidelity Series High Income Fund	8,849,227	2,413,104	2,023,755	490,178	(143,124)	(725,184)	8,370,268
Fidelity Series International Developed Markets Bond Index Fund	1,133,523	7,192,281	151,978	30,599	(8,813)	(69,964)	8,095,049
Fidelity Series International Growth Fund	94,543,150	30,955,944	13,726,513	3,221,411	(2,039,874)	(606,432)	109,126,275
Fidelity Series International Index Fund	40,146,894	12,298,612	6,678,646	1,034,700	(462,368)	(54,370)	45,250,122
Fidelity Series International Small Cap Fund	29,528,005	9,114,972	1,832,930	1,742,803	(473,846)	(2,457,538)	33,878,663
Fidelity Series International Value Fund	95,472,395	33,874,892	18,415,232	3,154,843	(1,014,758)	(1,086,512)	108,830,785
Fidelity Series Investment Grade Bond Fund	5,771,418	8,940,072	2,187,571	231,697	(172,646)	(157,502)	12,193,771
Fidelity Series Investment Grade Securitized Fund	3,988,293	6,005,275	1,464,000	131,979	(97,231)	(134,383)	8,297,954
Fidelity Series Large Cap Growth Index Fund	98,367,156	43,231,013	17,688,124	1,311,437	(668,651)	(9,374,577)	113,866,817
Fidelity Series Large Cap Stock Fund	109,737,921	40,646,879	18,684,243	6,740,159	(1,396,051)	(5,417,392)	124,887,114
Fidelity Series Large Cap Value Index Fund	210,066,769	72,397,773	29,504,486	7,868,208	(1,291,279)	(18,799,801)	232,868,976
Fidelity Series Long-Term Treasury Bond Index Fund	78,482,402	41,188,997	8,557,184	2,276,990	(1,435,236)	(13,233,751)	96,445,228
Fidelity Series Overseas Fund	95,059,376	28,218,004	11,370,949	1,696,534	(1,708,410)	(1,178,784)	109,019,237
Fidelity Series Real Estate Income Fund	5,215,457	1,823,476	3,494,049	366,242	(247,902)	(503,254)	2,793,728
Fidelity Series Short-Term Credit Fund	-	259,176	-	1,193	-	1,877	261,053
Fidelity Series Small Cap Core Fund	-	351,333	-	-	-	9,884	361,217
Fidelity Series Small Cap Opportunities Fund	52,794,262	18,335,789	9,004,258	2,440,112	(1,241,386)	(3,691,722)	57,192,685
Fidelity Series Treasury Bill Index Fund	-	13,489,670	1,239,886	154,459	(1,198)	(3,210)	12,245,376
Fidelity Series Value Discovery Fund	77,665,155	28,991,048	13,182,180	4,153,615	(668,619)	(7,374,533)	85,430,871
	1,458,036,795	610,948,686	259,244,142	60,774,807	(35,314,837)	(104,053,511)	1,670,372,991

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	2,477,595	-	2,477,595	-

Domestic Equity Funds	806,089,203	806,089,203	-	-

International Equity Funds	676,450,624	676,450,624	-	-

Bond Funds	170,407,070	170,407,070	-	-

Short-Term Funds	19,810,654	19,810,654	-	-
Total Investments in Securities:	1,675,235,146	1,672,757,551	2,477,595	-
Derivative Instruments:

Assets
Futures Contracts	810,900	810,900	-	-
Total Assets	810,900	810,900	-	-

Liabilities
Futures Contracts	(1,276,071)	(1,276,071)	-	-
Total Liabilities	(1,276,071)	(1,276,071)	-	-
Total Derivative Instruments:	(465,171)	(465,171)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,276,071)
Total Equity Risk	0	(1,276,071)
Interest Rate Risk
Futures Contracts (a)	810,900	0
Total Interest Rate Risk	810,900	0
Total Value of Derivatives	810,900	(1,276,071)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2040 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,476,976)	$2,477,595
Fidelity Central Funds (cost $2,384,560)	2,384,560
Other affiliated issuers (cost $1,693,402,972)	1,670,372,991

Total Investment in Securities (cost $1,698,264,508)		$1,675,235,146
Receivable for investments sold		21,825,125
Receivable for fund shares sold		3,368,977
Distributions receivable from Fidelity Central Funds		12,065
Receivable for daily variation margin on futures contracts		21,305
Total assets		1,700,462,618
Liabilities
Payable for investments purchased	$24,560,883
Payable for fund shares redeemed	253,001
Accrued management fee	397,803
Distribution and service plan fees payable	4,862
Total Liabilities		25,216,549
Net Assets		$1,675,246,069
Net Assets consist of:
Paid in capital		$1,731,784,753
Total accumulated earnings (loss)		(56,538,684)
Net Assets		$1,675,246,069

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($10,150,031 ÷ 998,906 shares) (a)		$10.16
Maximum offering price per share (100/94.25 of $10.16)		$10.78
Class M :
Net Asset Value and redemption price per share ($1,733,083 ÷ 170,627 shares) (a)		$10.16
Maximum offering price per share (100/96.50 of $10.16)		$10.53
Class C :
Net Asset Value and offering price per share ($2,669,721 ÷ 266,181 shares) (a)		$10.03
Fidelity Freedom Blend 2040 Fund :
Net Asset Value , offering price and redemption price per share ($131,293,074 ÷ 12,856,778 shares)		$10.21
Class K :
Net Asset Value , offering price and redemption price per share ($24,872,407 ÷ 2,426,323 shares)		$10.25
Class K6 :
Net Asset Value , offering price and redemption price per share ($611,075,581 ÷ 59,322,572 shares)		$10.30
Class I :
Net Asset Value , offering price and redemption price per share ($30,849,060 ÷ 3,019,080 shares)		$10.22
Class Z :
Net Asset Value , offering price and redemption price per share ($3,727,906 ÷ 362,983 shares)		$10.27
Class Z6 :
Net Asset Value , offering price and redemption price per share ($154,377,099 ÷ 15,029,143 shares)		$10.27
Premier Class :
Net Asset Value , offering price and redemption price per share ($704,498,107 ÷ 68,527,652 shares)		$10.28
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$40,409,813
Interest		46,262
Income from Fidelity Central Funds		56,847
Total Income		40,512,922
Expenses
Management fee	$4,296,093
Distribution and service plan fees	49,220
Independent trustees' fees and expenses	5,263
Total expenses before reductions	4,350,576
Expense reductions	(45)
Total expenses after reductions		4,350,531
Net Investment income (loss)		36,162,391
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(35,314,837)
Futures contracts	(3,333,885)
Capital gain distributions from underlying funds:
Affiliated issuers	20,364,994
Total net realized gain (loss)		(18,283,728)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	568
Affiliated issuers	(104,053,511)
Futures contracts	(419,442)
Total change in net unrealized appreciation (depreciation)		(104,472,385)
Net gain (loss)		(122,756,113)
Net increase (decrease) in net assets resulting from operations		$(86,593,722)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,162,391	$33,284,021
Net realized gain (loss)	(18,283,728)	88,033,322
Change in net unrealized appreciation (depreciation)	(104,472,385)	(97,576,365)
Net increase (decrease) in net assets resulting from operations	(86,593,722)	23,740,978
Distributions to shareholders	(82,325,899)	(111,042,886)
Share transactions - net increase (decrease)	384,539,398	500,754,122
Total increase (decrease) in net assets	215,619,777	413,452,214

Net Assets
Beginning of period	1,459,626,292	1,046,174,078
End of period	$1,675,246,069	$1,459,626,292

Financial Highlights
Fidelity Advisor Freedom® Blend 2040 Fund Class A

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.62	$12.24	$8.27	$9.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.17	.10	.15	- D
Net realized and unrealized gain (loss)	(1.08)	.25	4.43	(1.09)	(.17)
Total from investment operations	(.88)	.42	4.53	(.94)	(.17)
Distributions from net investment income	(.22)	(.28)	(.13)	(.17)	(.14)
Distributions from net realized gain	(.36)	(.76)	(.43)	(.17)	(.14)
Total distributions	(.58)	(1.04)	(.56)	(.34)	(.28)
Net asset value, end of period	$10.16	$11.62	$12.24	$8.27	$9.55
Total Return E,F,G	(7.38)%	2.97%	55.55%	(10.57)%	(1.39)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.74%	.79%	.79%	.79%	.80% J,K
Expenses net of fee waivers, if any	.74%	.79%	.79%	.79%	.80% J,K
Expenses net of all reductions	.74%	.79%	.79%	.79%	.80% J,K
Net investment income (loss)	2.05%	1.39%	.89%	1.48%	.01% J
Supplemental Data
Net assets, end of period (000 omitted)	$10,150	$5,920	$2,843	$695	$255
Portfolio turnover rate L	18%	22%	23%	27%	17% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2040 Fund Class M

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.62	$12.24	$8.28	$9.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.14	.07	.12	(.01)
Net realized and unrealized gain (loss)	(1.08)	.25	4.43	(1.08)	(.18)
Total from investment operations	(.90)	.39	4.50	(.96)	(.19)
Distributions from net investment income	(.20)	(.25)	(.11)	(.14)	(.12)
Distributions from net realized gain	(.36)	(.76)	(.43)	(.17)	(.14)
Total distributions	(.56)	(1.01)	(.54)	(.31)	(.26)
Net asset value, end of period	$10.16	$11.62	$12.24	$8.28	$9.55
Total Return D,E,F	(7.59)%	2.72%	55.06%	(10.74)%	(1.59)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99%	1.04%	1.04%	1.04%	1.04% I
Expenses net of fee waivers, if any	.99%	1.04%	1.04%	1.04%	1.04% I
Expenses net of all reductions	.99%	1.04%	1.04%	1.04%	1.04% I
Net investment income (loss)	1.79%	1.14%	.64%	1.23%	(.23)% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,733	$1,381	$853	$318	$131
Portfolio turnover rate J	18%	22%	23%	27%	17% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2040 Fund Class C

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.50	$12.15	$8.25	$9.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.08	.02	.07	(.04)
Net realized and unrealized gain (loss)	(1.07)	.24	4.39	(1.07)	(.18)
Total from investment operations	(.94)	.32	4.41	(1.00)	(.22)
Distributions from net investment income	(.17)	(.21)	(.09)	(.12)	(.11)
Distributions from net realized gain	(.36)	(.76)	(.43)	(.17)	(.14)
Total distributions	(.53)	(.97)	(.51) D	(.29)	(.24) D
Net asset value, end of period	$10.03	$11.50	$12.15	$8.25	$9.54
Total Return E,F,G	(8.05)%	2.19%	54.23%	(11.10)%	(1.88)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.49%	1.54%	1.55%	1.54%	1.55% J,K
Expenses net of fee waivers, if any	1.49%	1.54%	1.55%	1.54%	1.55% J,K
Expenses net of all reductions	1.49%	1.54%	1.55%	1.54%	1.55% J,K
Net investment income (loss)	1.29%	.64%	.14%	.73%	(.74)% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,670	$2,207	$1,451	$357	$208
Portfolio turnover rate L	18%	22%	23%	27%	17% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2040 Fund

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.66	$12.28	$8.29	$9.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.20	.12	.16	.01
Net realized and unrealized gain (loss)	(1.09)	.26	4.44	(1.06)	(.18)
Total from investment operations	(.86)	.46	4.56	(.90)	(.17)
Distributions from net investment income	(.23)	(.31)	(.14)	(.18)	(.14)
Distributions from net realized gain	(.36)	(.77)	(.44)	(.17)	(.14)
Total distributions	(.59)	(1.08)	(.57) D	(.36) D	(.28)
Net asset value, end of period	$10.21	$11.66	$12.28	$8.29	$9.55
Total Return E,F	(7.17)%	3.27%	55.89%	(10.24)%	(1.35)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49%	.54%	.54%	.55% I	.54% J
Expenses net of fee waivers, if any	.49%	.54%	.54%	.55% I	.54% J
Expenses net of all reductions	.49%	.54%	.54%	.55% I	.54% J
Net investment income (loss)	2.30%	1.64%	1.14%	1.72%	.27% J
Supplemental Data
Net assets, end of period (000 omitted)	$131,293	$117,037	$33,442	$15,147	$590
Portfolio turnover rate K	18%	22%	23%	27%	17% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2040 Fund Class K

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.70	$12.30	$8.30	$9.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.22	.13	.18	.02
Net realized and unrealized gain (loss)	(1.09)	.26	4.45	(1.08)	(.17)
Total from investment operations	(.85)	.48	4.58	(.90)	(.15)
Distributions from net investment income	(.24)	(.30)	(.14)	(.19)	(.14)
Distributions from net realized gain	(.36)	(.77)	(.43)	(.17)	(.14)
Total distributions	(.60)	(1.08) D	(.58) D	(.37) D	(.28)
Net asset value, end of period	$10.25	$11.70	$12.30	$8.30	$9.57
Total Return E,F	(7.07)%	3.39%	55.97%	(10.22)%	(1.19)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39%	.44%	.44%	.44%	.44% I
Expenses net of fee waivers, if any	.39%	.44%	.44%	.44%	.44% I
Expenses net of all reductions	.39%	.44%	.44%	.44%	.44% I
Net investment income (loss)	2.40%	1.74%	1.24%	1.83%	.37% I
Supplemental Data
Net assets, end of period (000 omitted)	$24,872	$27,424	$19,429	$15,212	$99
Portfolio turnover rate J	18%	22%	23%	27%	17% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2040 Fund Class K6

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.75	$12.33	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.23	.15	.19	.02
Net realized and unrealized gain (loss)	(1.10)	.25	4.45	(1.08)	(.17)
Total from investment operations	(.85)	.48	4.60	(.89)	(.15)
Distributions from net investment income	(.24)	(.29)	(.15)	(.18)	(.14)
Distributions from net realized gain	(.36)	(.78)	(.44)	(.18)	(.14)
Total distributions	(.60)	(1.06) D	(.59)	(.36)	(.28)
Net asset value, end of period	$10.30	$11.75	$12.33	$8.32	$9.57
Total Return E,F	(6.98)%	3.46%	56.11%	(10.07)%	(1.14)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29%	.34%	.34%	.34%	.35% I,J
Expenses net of fee waivers, if any	.29%	.34%	.34%	.34%	.35% I,J
Expenses net of all reductions	.29%	.34%	.34%	.34%	.35% I,J
Net investment income (loss)	2.50%	1.84%	1.34%	1.93%	.46% I
Supplemental Data
Net assets, end of period (000 omitted)	$611,076	$509,486	$972,867	$510,439	$14,956
Portfolio turnover rate K	18%	22%	23%	27%	17% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2040 Fund Class I

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.67	$12.28	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.21	.12	.17	.01
Net realized and unrealized gain (loss)	(1.08)	.25	4.44	(1.07)	(.18)
Total from investment operations	(.85)	.46	4.56	(.90)	(.17)
Distributions from net investment income	(.23)	(.30)	(.14)	(.19)	(.14)
Distributions from net realized gain	(.36)	(.77)	(.44)	(.17)	(.14)
Total distributions	(.60) D	(1.07)	(.58)	(.36)	(.27) D
Net asset value, end of period	$10.22	$11.67	$12.28	$8.30	$9.56
Total Return E,F	(7.10)%	3.23%	55.73%	(10.17)%	(1.33)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49%	.54%	.54%	.55% I	.54% J
Expenses net of fee waivers, if any	.49%	.54%	.54%	.55% I	.54% J
Expenses net of all reductions	.49%	.54%	.54%	.55% I	.54% J
Net investment income (loss)	2.30%	1.64%	1.14%	1.73%	.27% J
Supplemental Data
Net assets, end of period (000 omitted)	$30,849	$19,664	$11,759	$4,049	$100
Portfolio turnover rate K	18%	22%	23%	27%	17% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2040 Fund Class Z

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.72	$12.33	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.22	.13	.18	.02
Net realized and unrealized gain (loss)	(1.09)	.26	4.45	(1.08)	(.17)
Total from investment operations	(.85)	.48	4.58	(.90)	(.15)
Distributions from net investment income	(.23)	(.30)	(.14)	(.17)	(.14)
Distributions from net realized gain	(.36)	(.78)	(.43)	(.17)	(.14)
Total distributions	(.60) D	(1.09) D	(.57)	(.35) D	(.28)
Net asset value, end of period	$10.27	$11.72	$12.33	$8.32	$9.57
Total Return E,F	(7.07)%	3.38%	55.93%	(10.17)%	(1.19)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39%	.44%	.44%	.44%	.44% I
Expenses net of fee waivers, if any	.39%	.44%	.44%	.44%	.44% I
Expenses net of all reductions	.39%	.44%	.44%	.44%	.44% I
Net investment income (loss)	2.40%	1.74%	1.24%	1.83%	.37% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,728	$3,618	$138	$89	$99
Portfolio turnover rate J	18%	22%	23%	27%	17% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2040 Fund Class Z6

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.72	$12.33	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.23	.15	.18	.03
Net realized and unrealized gain (loss)	(1.10)	.26	4.46	(1.08)	(.18)
Total from investment operations	(.85)	.49	4.61	(.90)	(.15)
Distributions from net investment income	(.24)	(.32)	(.16)	(.18)	(.14)
Distributions from net realized gain	(.36)	(.78)	(.44)	(.17)	(.14)
Total distributions	(.60)	(1.10)	(.60)	(.35)	(.28)
Net asset value, end of period	$10.27	$11.72	$12.33	$8.32	$9.57
Total Return D,E	(6.99)%	3.46%	56.23%	(10.14)%	(1.14)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.29%	.34%	.34%	.35% H	.34% I
Expenses net of fee waivers, if any	.29%	.34%	.34%	.35% H	.34% I
Expenses net of all reductions	.29%	.34%	.34%	.35% H	.34% I
Net investment income (loss)	2.50%	1.84%	1.34%	1.92%	.47% I
Supplemental Data
Net assets, end of period (000 omitted)	$154,377	$84,246	$3,391	$1,528	$256
Portfolio turnover rate J	18%	22%	23%	27%	17% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2040 Fund Premier Class

Years ended March 31,	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.72	$12.60
Income from Investment Operations
Net investment income (loss) B,C	.25	.48
Net realized and unrealized gain (loss)	(1.08)	(.26)
Total from investment operations	(.83)	.22
Distributions from net investment income	(.24)	(.33)
Distributions from net realized gain	(.36)	(.78)
Total distributions	(.61) D	(1.10) D
Net asset value, end of period	$10.28	$11.72
Total Return E,F	(6.90)%	1.28%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25%	.29% I
Expenses net of fee waivers, if any	.25%	.29% I
Expenses net of all reductions	.25%	.29% I
Net investment income (loss)	2.54%	3.87% I
Supplemental Data
Net assets, end of period (000 omitted)	$704,498	$688,642
Portfolio turnover rate J	18%	22%

A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2045 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Emerging Markets Opportunities Fund	11.8
Fidelity Series Blue Chip Growth Fund	11.1
Fidelity Series Large Cap Stock Fund	7.7
Fidelity Series Large Cap Growth Index Fund	7.1
Fidelity Series International Growth Fund	6.7
Fidelity Series Overseas Fund	6.7
Fidelity Series International Value Fund	6.7
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Value Discovery Fund	5.3
83.2

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 1.8%

Fidelity Freedom® Blend 2045 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.39% to 4.93% 4/6/23 to 6/8/23 (b) (Cost $2,158,785)	2,170,000	2,159,363

Domestic Equity Funds - 49.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	13,632,103	163,176,275
Fidelity Series Commodity Strategy Fund (c)	102,977	10,240,051
Fidelity Series Large Cap Growth Index Fund (c)	6,677,194	103,362,965
Fidelity Series Large Cap Stock Fund (c)	6,419,151	113,298,016
Fidelity Series Large Cap Value Index Fund (c)	15,202,903	211,320,352
Fidelity Series Small Cap Core Fund (c)	32,283	325,088
Fidelity Series Small Cap Opportunities Fund (c)	4,235,794	51,846,119
Fidelity Series Value Discovery Fund (c)	5,380,641	77,481,228
TOTAL DOMESTIC EQUITY FUNDS (Cost $719,405,823)		731,050,094

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,087,695	42,424,924
Fidelity Series Emerging Markets Fund (c)	3,237,005	26,413,962
Fidelity Series Emerging Markets Opportunities Fund (c)	10,532,592	173,471,786
Fidelity Series International Growth Fund (c)	6,236,555	98,475,209
Fidelity Series International Index Fund (c)	3,672,167	40,834,494
Fidelity Series International Small Cap Fund (c)	1,909,040	30,563,736
Fidelity Series International Value Fund (c)	9,248,412	98,218,139
Fidelity Series Overseas Fund (c)	8,198,343	98,380,116
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $622,781,280)		608,782,366

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	165,515	1,335,709
Fidelity Series Corporate Bond Fund (c)	5,144	47,064
Fidelity Series Emerging Markets Debt Fund (c)	986,312	7,249,390
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	270,854	2,472,899
Fidelity Series Floating Rate High Income Fund (c)	156,831	1,391,087
Fidelity Series Government Bond Index Fund (c)	14,292	133,776
Fidelity Series High Income Fund (c)	893,849	7,311,685
Fidelity Series Investment Grade Bond Fund (c)	13,717	138,407
Fidelity Series Investment Grade Securitized Fund (c)	6,173	55,739
Fidelity Series Long-Term Treasury Bond Index Fund (c)	13,589,233	84,389,134
Fidelity Series Real Estate Income Fund (c)	260,491	2,474,669
TOTAL BOND FUNDS (Cost $127,284,311)		106,999,559

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	2,020,203	2,020,607
Fidelity Series Government Money Market Fund 4.91% (c)(f)	4,085,043	4,085,043
Fidelity Series Short-Term Credit Fund (c)	36,242	349,738
Fidelity Series Treasury Bill Index Fund (c)	1,054,970	10,496,947
TOTAL SHORT-TERM FUNDS (Cost $16,951,770)		16,952,335

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,488,581,969)	1,465,943,717
NET OTHER ASSETS (LIABILITIES) - 0.0%	11,641
NET ASSETS - 100.0%	1,465,955,358

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	282	Jun 2023	32,407,969	650,175	650,175
CBOT 5-Year U.S. Treasury Note Contracts (United States)	230	Jun 2023	25,186,797	59,723	59,723

TOTAL PURCHASED					709,898

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	52	Jun 2023	10,758,150	(630,967)	(630,967)
ICE E-mini MSCI EAFE Index Contracts (United States)	58	Jun 2023	6,079,850	(42,071)	(42,071)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	283	Jun 2023	14,086,325	(435,800)	(435,800)

TOTAL SOLD					(1,108,838)

TOTAL FUTURES CONTRACTS					(398,940)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,159,363.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	530,452	22,022,799	20,532,644	47,933	-	-	2,020,607	0.0%
Total	530,452	22,022,799	20,532,644	47,933	-	-	2,020,607

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,263,256	377,919	103,368	73,491	(5,107)	(196,991)	1,335,709
Fidelity Series Blue Chip Growth Fund	136,296,481	72,123,769	27,114,797	4,588,312	(6,643,569)	(11,485,609)	163,176,275
Fidelity Series Canada Fund	41,173,625	12,437,800	6,584,504	1,200,768	(261,687)	(4,340,310)	42,424,924
Fidelity Series Commodity Strategy Fund	18,652,293	15,058,937	11,678,794	9,871,491	(2,713,464)	(9,078,921)	10,240,051
Fidelity Series Corporate Bond Fund	1,346,748	110,663	1,339,653	6,079	(74,633)	3,939	47,064
Fidelity Series Emerging Markets Debt Fund	6,149,031	2,063,472	275,822	368,681	(45,770)	(641,521)	7,249,390
Fidelity Series Emerging Markets Debt Local Currency Fund	2,080,455	526,651	180,557	-	(29,480)	75,830	2,472,899
Fidelity Series Emerging Markets Fund	17,395,680	13,017,797	2,288,851	452,015	(623,556)	(1,087,108)	26,413,962
Fidelity Series Emerging Markets Opportunities Fund	160,323,422	55,421,629	27,207,094	3,893,413	(7,397,986)	(7,668,185)	173,471,786
Fidelity Series Floating Rate High Income Fund	1,258,035	584,557	408,466	86,910	(11,171)	(31,868)	1,391,087
Fidelity Series Government Bond Index Fund	1,976,097	217,132	1,999,494	4,556	(67,869)	7,910	133,776
Fidelity Series Government Money Market Fund 4.91%	-	5,481,173	1,396,130	46,749	-	-	4,085,043
Fidelity Series High Income Fund	7,643,774	2,085,034	1,672,692	422,382	(112,013)	(632,418)	7,311,685
Fidelity Series International Growth Fund	82,385,518	27,986,516	9,858,068	2,872,104	(1,630,449)	(408,308)	98,475,209
Fidelity Series International Index Fund	34,968,147	11,062,440	4,869,046	922,445	(416,176)	89,129	40,834,494
Fidelity Series International Small Cap Fund	25,690,627	8,537,127	1,163,121	1,554,539	(271,090)	(2,229,807)	30,563,736
Fidelity Series International Value Fund	83,194,205	30,776,845	14,203,420	2,812,789	(824,937)	(724,554)	98,218,139
Fidelity Series Investment Grade Bond Fund	2,087,232	233,368	2,101,709	8,180	(86,532)	6,048	138,407
Fidelity Series Investment Grade Securitized Fund	1,395,912	116,918	1,418,835	3,166	(43,147)	4,891	55,739
Fidelity Series Large Cap Growth Index Fund	85,890,167	38,957,036	13,015,567	1,153,689	(639,873)	(7,828,798)	103,362,965
Fidelity Series Large Cap Stock Fund	95,814,463	36,941,775	13,754,756	5,901,165	(1,100,086)	(4,603,380)	113,298,016
Fidelity Series Large Cap Value Index Fund	183,415,410	67,139,482	21,709,377	7,037,255	(944,445)	(16,580,718)	211,320,352
Fidelity Series Long-Term Treasury Bond Index Fund	67,601,717	35,688,000	6,372,145	1,968,156	(1,185,741)	(11,342,697)	84,389,134
Fidelity Series Overseas Fund	82,834,157	25,511,843	7,802,232	1,512,562	(1,193,739)	(969,913)	98,380,116
Fidelity Series Real Estate Income Fund	4,499,453	1,849,169	3,213,815	314,019	(241,954)	(418,184)	2,474,669
Fidelity Series Short-Term Credit Fund	-	346,764	-	1,940	-	2,974	349,738
Fidelity Series Small Cap Core Fund	-	316,246	-	-	-	8,842	325,088
Fidelity Series Small Cap Opportunities Fund	46,094,675	16,510,373	6,460,680	2,167,905	(760,582)	(3,537,667)	51,846,119
Fidelity Series Treasury Bill Index Fund	-	11,686,098	1,185,573	131,965	(1,169)	(2,409)	10,496,947
Fidelity Series Value Discovery Fund	67,811,448	26,931,220	10,194,356	3,710,183	(452,654)	(6,614,430)	77,481,228
	1,259,242,028	520,097,753	199,572,922	53,086,909	(27,778,879)	(90,224,233)	1,461,763,747

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	2,159,363	-	2,159,363	-

Domestic Equity Funds	731,050,094	731,050,094	-	-

International Equity Funds	608,782,366	608,782,366	-	-

Bond Funds	106,999,559	106,999,559	-	-

Short-Term Funds	16,952,335	16,952,335	-	-
Total Investments in Securities:	1,465,943,717	1,463,784,354	2,159,363	-
Derivative Instruments:

Assets
Futures Contracts	709,898	709,898	-	-
Total Assets	709,898	709,898	-	-

Liabilities
Futures Contracts	(1,108,838)	(1,108,838)	-	-
Total Liabilities	(1,108,838)	(1,108,838)	-	-
Total Derivative Instruments:	(398,940)	(398,940)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,108,838)
Total Equity Risk	0	(1,108,838)
Interest Rate Risk
Futures Contracts (a)	709,898	0
Total Interest Rate Risk	709,898	0
Total Value of Derivatives	709,898	(1,108,838)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2045 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,158,785)	$2,159,363
Fidelity Central Funds (cost $2,020,607)	2,020,607
Other affiliated issuers (cost $1,484,402,577)	1,461,763,747

Total Investment in Securities (cost $1,488,581,969)		$1,465,943,717
Receivable for investments sold		17,899,137
Receivable for fund shares sold		3,734,926
Distributions receivable from Fidelity Central Funds		10,318
Receivable for daily variation margin on futures contracts		21,345
Total assets		1,487,609,443
Liabilities
Payable for investments purchased	$21,169,792
Payable for fund shares redeemed	138,279
Accrued management fee	341,293
Distribution and service plan fees payable	4,721
Total Liabilities		21,654,085
Net Assets		$1,465,955,358
Net Assets consist of:
Paid in capital		$1,514,808,718
Total accumulated earnings (loss)		(48,853,360)
Net Assets		$1,465,955,358

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($7,581,924 ÷ 744,971 shares) (a)		$10.18
Maximum offering price per share (100/94.25 of $10.18)		$10.80
Class M :
Net Asset Value and redemption price per share ($2,301,028 ÷ 226,646 shares) (a)		$10.15
Maximum offering price per share (100/96.50 of $10.15)		$10.52
Class C :
Net Asset Value and offering price per share ($2,727,951 ÷ 271,849 shares) (a)		$10.03
Fidelity Freedom Blend 2045 Fund :
Net Asset Value , offering price and redemption price per share ($78,178,593 ÷ 7,649,721 shares)		$10.22
Class K :
Net Asset Value , offering price and redemption price per share ($19,814,767 ÷ 1,933,769 shares)		$10.25
Class K6 :
Net Asset Value , offering price and redemption price per share ($540,024,270 ÷ 52,433,595 shares)		$10.30
Class I :
Net Asset Value , offering price and redemption price per share ($32,946,195 ÷ 3,226,707 shares)		$10.21
Class Z :
Net Asset Value , offering price and redemption price per share ($2,714,589 ÷ 264,530 shares)		$10.26
Class Z6 :
Net Asset Value , offering price and redemption price per share ($135,002,171 ÷ 13,158,389 shares)		$10.26
Premier Class :
Net Asset Value , offering price and redemption price per share ($644,663,870 ÷ 62,742,495 shares)		$10.27
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$35,048,234
Interest		39,886
Income from Fidelity Central Funds		47,933
Total Income		35,136,053
Expenses
Management fee	$3,638,836
Distribution and service plan fees	48,969
Independent trustees' fees and expenses	4,549
Total expenses before reductions	3,692,354
Expense reductions	(39)
Total expenses after reductions		3,692,315
Net Investment income (loss)		31,443,738
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(27,778,879)
Futures contracts	(2,945,659)
Capital gain distributions from underlying funds:
Affiliated issuers	18,038,675
Total net realized gain (loss)		(12,685,863)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	534
Affiliated issuers	(90,224,233)
Futures contracts	(380,297)
Total change in net unrealized appreciation (depreciation)		(90,603,996)
Net gain (loss)		(103,289,859)
Net increase (decrease) in net assets resulting from operations		$(71,846,121)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,443,738	$29,235,806
Net realized gain (loss)	(12,685,863)	77,388,448
Change in net unrealized appreciation (depreciation)	(90,603,996)	(85,383,557)
Net increase (decrease) in net assets resulting from operations	(71,846,121)	21,240,697
Distributions to shareholders	(72,255,571)	(96,950,487)
Share transactions - net increase (decrease)	349,496,875	444,226,581
Total increase (decrease) in net assets	205,395,183	368,516,791

Net Assets
Beginning of period	1,260,560,175	892,043,384
End of period	$1,465,955,358	$1,260,560,175

Financial Highlights
Fidelity Advisor Freedom® Blend 2045 Fund Class A

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.64	$12.26	$8.29	$9.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.17	.10	.15	.03
Net realized and unrealized gain (loss)	(1.07)	.26	4.42	(1.07)	(.22)
Total from investment operations	(.87)	.43	4.52	(.92)	(.19)
Distributions from net investment income	(.22)	(.28)	(.12)	(.17)	(.15)
Distributions from net realized gain	(.37)	(.77)	(.43)	(.17)	(.11)
Total distributions	(.59)	(1.05)	(.55)	(.34)	(.26)
Net asset value, end of period	$10.18	$11.64	$12.26	$8.29	$9.55
Total Return D,E	(7.27)%	3.02%	55.30%	(10.38)%	(1.56)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.74%	.79%	.79%	.79%	.79% H
Expenses net of fee waivers, if any	.74%	.79%	.79%	.79%	.79% H
Expenses net of all reductions	.74%	.79%	.79%	.79%	.79% H
Net investment income (loss)	2.05%	1.38%	.89%	1.49%	.64% H
Supplemental Data
Net assets, end of period (000 omitted)	$7,582	$3,782	$1,963	$835	$253
Portfolio turnover rate I	16%	21%	23%	27%	19% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2045 Fund Class M

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.61	$12.23	$8.27	$9.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.14	.07	.12	.02
Net realized and unrealized gain (loss)	(1.08)	.26	4.42	(1.08)	(.22)
Total from investment operations	(.90)	.40	4.49	(.96)	(.20)
Distributions from net investment income	(.19)	(.25)	(.10)	(.14)	(.15)
Distributions from net realized gain	(.37)	(.77)	(.43)	(.17)	(.11)
Total distributions	(.56)	(1.02)	(.53)	(.31)	(.26)
Net asset value, end of period	$10.15	$11.61	$12.23	$8.27	$9.54
Total Return D,E,F	(7.55)%	2.78%	55.04%	(10.71)%	(1.68)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99%	1.04%	1.04%	1.05% I	1.04% J
Expenses net of fee waivers, if any	.99%	1.04%	1.04%	1.05% I	1.04% J
Expenses net of all reductions	.99%	1.04%	1.04%	1.05% I	1.04% J
Net investment income (loss)	1.80%	1.13%	.64%	1.23%	.39% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,301	$2,547	$1,787	$1,120	$160
Portfolio turnover rate K	16%	21%	23%	27%	19% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns for periods of less than one year are not annualized.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2045 Fund Class C

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.50	$12.16	$8.26	$9.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.08	.02	.07	(.01)
Net realized and unrealized gain (loss)	(1.07)	.25	4.40	(1.08)	(.21)
Total from investment operations	(.94)	.33	4.42	(1.01)	(.22)
Distributions from net investment income	(.16)	(.22)	(.09)	(.10)	(.13)
Distributions from net realized gain	(.37)	(.77)	(.42)	(.17)	(.11)
Total distributions	(.53)	(.99)	(.52) D	(.27)	(.24)
Net asset value, end of period	$10.03	$11.50	$12.16	$8.26	$9.54
Total Return E,F	(8.03)%	2.21%	54.21%	(11.14)%	(1.91)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.49%	1.54%	1.54%	1.54%	1.55% I,J
Expenses net of fee waivers, if any	1.49%	1.54%	1.54%	1.54%	1.55% I,J
Expenses net of all reductions	1.49%	1.54%	1.54%	1.54%	1.55% I,J
Net investment income (loss)	1.30%	.63%	.14%	.74%	(.12)% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,728	$2,380	$1,151	$261	$157
Portfolio turnover rate K	16%	21%	23%	27%	19% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2045 Fund

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.67	$12.29	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.20	.12	.16	.05
Net realized and unrealized gain (loss)	(1.08)	.26	4.44	(1.07)	(.22)
Total from investment operations	(.85)	.46	4.56	(.91)	(.17)
Distributions from net investment income	(.23)	(.31)	(.14)	(.18)	(.16)
Distributions from net realized gain	(.37)	(.77)	(.44)	(.17)	(.11)
Total distributions	(.60)	(1.08)	(.57) D	(.35)	(.27)
Net asset value, end of period	$10.22	$11.67	$12.29	$8.30	$9.56
Total Return E	(7.08)%	3.27%	55.82%	(10.29)%	(1.31)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49%	.54%	.54%	.56% H	.55% H,I
Expenses net of fee waivers, if any	.49%	.54%	.54%	.56% H	.55% H,I
Expenses net of all reductions	.49%	.54%	.54%	.56% H	.55% H,I
Net investment income (loss)	2.30%	1.63%	1.14%	1.72%	.88% I
Supplemental Data
Net assets, end of period (000 omitted)	$78,179	$63,196	$23,283	$10,682	$748
Portfolio turnover rate J	16%	21%	23%	27%	19% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2045 Fund Class K

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.69	$12.30	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.22	.13	.18	.05
Net realized and unrealized gain (loss)	(1.08)	.25	4.45	(1.07)	(.22)
Total from investment operations	(.84)	.47	4.58	(.89)	(.17)
Distributions from net investment income	(.23)	(.31)	(.15)	(.19)	(.16)
Distributions from net realized gain	(.37)	(.77)	(.43)	(.17)	(.11)
Total distributions	(.60)	(1.08)	(.58)	(.37) D	(.27)
Net asset value, end of period	$10.25	$11.69	$12.30	$8.30	$9.56
Total Return E	(6.94)%	3.35%	56.03%	(10.14)%	(1.35)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39%	.44%	.44%	.44%	.44% H
Expenses net of fee waivers, if any	.39%	.44%	.44%	.44%	.44% H
Expenses net of all reductions	.39%	.44%	.44%	.44%	.44% H
Net investment income (loss)	2.40%	1.73%	1.24%	1.84%	.99% H
Supplemental Data
Net assets, end of period (000 omitted)	$19,815	$24,152	$20,125	$13,473	$99
Portfolio turnover rate I	16%	21%	23%	27%	19% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2045 Fund Class K6

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.75	$12.33	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.23	.15	.19	.06
Net realized and unrealized gain (loss)	(1.09)	.26	4.45	(1.08)	(.22)
Total from investment operations	(.84)	.49	4.60	(.89)	(.16)
Distributions from net investment income	(.24)	(.29)	(.15)	(.18)	(.16)
Distributions from net realized gain	(.37)	(.78)	(.44)	(.17)	(.11)
Total distributions	(.61)	(1.07)	(.59)	(.36) D	(.27)
Net asset value, end of period	$10.30	$11.75	$12.33	$8.32	$9.57
Total Return E	(6.91)%	3.51%	56.12%	(10.10)%	(1.21)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.29%	.34%	.34%	.34%	.35% H,I
Expenses net of fee waivers, if any	.29%	.34%	.34%	.34%	.35% H,I
Expenses net of all reductions	.29%	.34%	.34%	.34%	.35% H,I
Net investment income (loss)	2.50%	1.83%	1.34%	1.94%	1.08% I
Supplemental Data
Net assets, end of period (000 omitted)	$540,024	$445,959	$828,827	$435,714	$8,306
Portfolio turnover rate J	16%	21%	23%	27%	19% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2045 Fund Class I

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.67	$12.28	$8.30	$9.56	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.21	.12	.17	.05
Net realized and unrealized gain (loss)	(1.08)	.25	4.44	(1.07)	(.22)
Total from investment operations	(.85)	.46	4.56	(.90)	(.17)
Distributions from net investment income	(.24)	(.30)	(.14)	(.19)	(.16)
Distributions from net realized gain	(.37)	(.77)	(.44)	(.17)	(.11)
Total distributions	(.61)	(1.07)	(.58)	(.36)	(.27)
Net asset value, end of period	$10.21	$11.67	$12.28	$8.30	$9.56
Total Return D	(7.09)%	3.28%	55.74%	(10.18)%	(1.38)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.49%	.54%	.54%	.55% G	.54% H
Expenses net of fee waivers, if any	.49%	.54%	.54%	.55% G	.54% H
Expenses net of all reductions	.49%	.54%	.54%	.55% G	.54% H
Net investment income (loss)	2.30%	1.63%	1.14%	1.74%	.89% H
Supplemental Data
Net assets, end of period (000 omitted)	$32,946	$17,038	$10,354	$3,395	$99
Portfolio turnover rate I	16%	21%	23%	27%	19% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2045 Fund Class Z

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.71	$12.33	$8.32	$9.56	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.22	.13	.18	.05
Net realized and unrealized gain (loss)	(1.09)	.25	4.46	(1.08)	(.22)
Total from investment operations	(.85)	.47	4.59	(.90)	(.17)
Distributions from net investment income	(.23)	(.31)	(.14)	(.17)	(.16)
Distributions from net realized gain	(.37)	(.79)	(.43)	(.17)	(.11)
Total distributions	(.60)	(1.09) D	(.58) D	(.34)	(.27)
Net asset value, end of period	$10.26	$11.71	$12.33	$8.32	$9.56
Total Return E	(7.00)%	3.37%	55.96%	(10.10)%	(1.35)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39%	.44%	.44%	.44%	.44% H
Expenses net of fee waivers, if any	.39%	.44%	.44%	.44%	.44% H
Expenses net of all reductions	.39%	.44%	.44%	.44%	.44% H
Net investment income (loss)	2.40%	1.73%	1.24%	1.84%	.99% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,715	$2,779	$329	$92	$99
Portfolio turnover rate I	16%	21%	23%	27%	19% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2045 Fund Class Z6

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.71	$12.32	$8.32	$9.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.23	.15	.18	.06
Net realized and unrealized gain (loss)	(1.09)	.26	4.45	(1.07)	(.22)
Total from investment operations	(.84)	.49	4.60	(.89)	(.16)
Distributions from net investment income	(.24)	(.32)	(.16)	(.19)	(.16)
Distributions from net realized gain	(.37)	(.78)	(.44)	(.17)	(.11)
Total distributions	(.61)	(1.10)	(.60)	(.36)	(.27)
Net asset value, end of period	$10.26	$11.71	$12.32	$8.32	$9.57
Total Return D	(6.92)%	3.50%	56.16%	(10.10)%	(1.21)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.29%	.34%	.34%	.35% G	.34% H
Expenses net of fee waivers, if any	.29%	.34%	.34%	.35% G	.34% H
Expenses net of all reductions	.29%	.34%	.34%	.35% G	.34% H
Net investment income (loss)	2.50%	1.83%	1.34%	1.94%	1.09% H
Supplemental Data
Net assets, end of period (000 omitted)	$135,002	$72,838	$4,223	$1,108	$99
Portfolio turnover rate I	16%	21%	23%	27%	19% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2045 Fund Premier Class

Years ended March 31,	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.72	$12.60
Income from Investment Operations
Net investment income (loss) B,C	.26	.48
Net realized and unrealized gain (loss)	(1.10)	(.25)
Total from investment operations	(.84)	.23
Distributions from net investment income	(.24)	(.33)
Distributions from net realized gain	(.37)	(.78)
Total distributions	(.61)	(1.11)
Net asset value, end of period	$10.27	$11.72
Total Return D	(6.90)%	1.32%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.25%	.29% G
Expenses net of fee waivers, if any	.25%	.29% G
Expenses net of all reductions	.25%	.29% G
Net investment income (loss)	2.54%	3.87% G
Supplemental Data
Net assets, end of period (000 omitted)	$644,664	$625,889
Portfolio turnover rate H	16%	21%

A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2050 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Emerging Markets Opportunities Fund	11.8
Fidelity Series Blue Chip Growth Fund	11.1
Fidelity Series Large Cap Stock Fund	7.7
Fidelity Series Large Cap Growth Index Fund	7.1
Fidelity Series International Growth Fund	6.7
Fidelity Series Overseas Fund	6.7
Fidelity Series International Value Fund	6.7
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Value Discovery Fund	5.3
83.2

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 1.8%

Fidelity Freedom® Blend 2050 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.39% to 4.93% 4/6/23 to 6/8/23 (b) (Cost $1,870,292)	1,880,000	1,870,806

Domestic Equity Funds - 49.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	11,791,586	141,145,280
Fidelity Series Commodity Strategy Fund (c)	89,083	8,858,443
Fidelity Series Large Cap Growth Index Fund (c)	5,775,680	89,407,526
Fidelity Series Large Cap Stock Fund (c)	5,552,493	98,001,499
Fidelity Series Large Cap Value Index Fund (c)	13,150,366	182,790,078
Fidelity Series Small Cap Core Fund (c)	27,919	281,144
Fidelity Series Small Cap Opportunities Fund (c)	3,663,905	44,846,201
Fidelity Series Value Discovery Fund (c)	4,654,201	67,020,494
TOTAL DOMESTIC EQUITY FUNDS (Cost $623,606,096)		632,350,665

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,670,813	36,696,965
Fidelity Series Emerging Markets Fund (c)	2,836,529	23,146,075
Fidelity Series Emerging Markets Opportunities Fund (c)	9,092,445	149,752,573
Fidelity Series International Growth Fund (c)	5,394,587	85,180,524
Fidelity Series International Index Fund (c)	3,176,400	35,321,566
Fidelity Series International Small Cap Fund (c)	1,651,304	26,437,382
Fidelity Series International Value Fund (c)	7,999,825	84,958,144
Fidelity Series Overseas Fund (c)	7,091,503	85,098,035
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $538,060,959)		526,591,264

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	143,218	1,155,773
Fidelity Series Corporate Bond Fund (c)	4,453	40,746
Fidelity Series Emerging Markets Debt Fund (c)	853,383	6,272,365
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	234,349	2,139,604
Fidelity Series Floating Rate High Income Fund (c)	135,641	1,203,139
Fidelity Series Government Bond Index Fund (c)	12,366	115,748
Fidelity Series High Income Fund (c)	773,247	6,325,159
Fidelity Series Investment Grade Bond Fund (c)	11,869	119,756
Fidelity Series Investment Grade Securitized Fund (c)	5,342	48,241
Fidelity Series Long-Term Treasury Bond Index Fund (c)	11,754,471	72,995,264
Fidelity Series Real Estate Income Fund (c)	225,272	2,140,082
TOTAL BOND FUNDS (Cost $109,620,316)		92,555,877

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	1,745,024	1,745,373
Fidelity Series Government Money Market Fund 4.91% (c)(f)	3,580,873	3,580,873
Fidelity Series Short-Term Credit Fund (c)	21,578	208,230
Fidelity Series Treasury Bill Index Fund (c)	917,205	9,126,186
TOTAL SHORT-TERM FUNDS (Cost $14,661,228)		14,660,662

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,287,818,891)	1,268,029,274
NET OTHER ASSETS (LIABILITIES) - 0.0%	19,460
NET ASSETS - 100.0%	1,268,048,734

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	244	Jun 2023	28,040,938	563,213	563,213
CBOT 5-Year U.S. Treasury Note Contracts (United States)	199	Jun 2023	21,792,055	50,116	50,116

TOTAL PURCHASED					613,329

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	45	Jun 2023	9,309,938	(546,029)	(546,029)
ICE E-mini MSCI EAFE Index Contracts (United States)	51	Jun 2023	5,346,075	(34,873)	(34,873)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	245	Jun 2023	12,194,875	(376,613)	(376,613)

TOTAL SOLD					(957,515)

TOTAL FUTURES CONTRACTS					(344,186)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,870,806.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	439,721	18,057,566	16,751,914	41,062	-	-	1,745,373	0.0%
Total	439,721	18,057,566	16,751,914	41,062	-	-	1,745,373

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,061,285	344,802	78,153	63,689	(3,415)	(168,746)	1,155,773
Fidelity Series Blue Chip Growth Fund	114,508,461	63,916,021	22,119,915	3,932,053	(5,406,484)	(9,752,803)	141,145,280
Fidelity Series Canada Fund	34,597,406	11,252,460	5,268,358	1,039,829	(249,590)	(3,634,953)	36,696,965
Fidelity Series Commodity Strategy Fund	15,681,196	13,253,096	9,981,096	8,452,117	(2,290,170)	(7,804,583)	8,858,443
Fidelity Series Corporate Bond Fund	1,138,644	96,762	1,134,363	5,166	(64,137)	3,840	40,746
Fidelity Series Emerging Markets Debt Fund	5,168,930	1,883,084	202,666	315,830	(30,526)	(546,457)	6,272,365
Fidelity Series Emerging Markets Debt Local Currency Fund	1,748,411	496,686	148,585	-	(24,558)	67,650	2,139,604
Fidelity Series Emerging Markets Fund	14,629,146	11,799,879	1,855,849	391,409	(548,564)	(878,537)	23,146,075
Fidelity Series Emerging Markets Opportunities Fund	134,708,093	50,264,531	22,638,598	3,372,094	(6,518,211)	(6,063,242)	149,752,573
Fidelity Series Floating Rate High Income Fund	1,057,166	445,502	262,898	74,261	(5,658)	(30,973)	1,203,139
Fidelity Series Government Bond Index Fund	1,667,383	189,753	1,690,516	3,868	(57,441)	6,569	115,748
Fidelity Series Government Money Market Fund 4.91%	-	4,671,281	1,090,408	41,369	-	-	3,580,873
Fidelity Series High Income Fund	6,421,886	1,899,453	1,366,557	361,774	(95,292)	(534,331)	6,325,159
Fidelity Series International Growth Fund	69,221,096	25,367,727	7,878,237	2,487,050	(1,396,032)	(134,030)	85,180,524
Fidelity Series International Index Fund	29,383,849	10,045,131	3,929,029	798,771	(410,917)	232,532	35,321,566
Fidelity Series International Small Cap Fund	21,583,450	7,754,799	822,634	1,346,099	(246,237)	(1,831,996)	26,437,382
Fidelity Series International Value Fund	69,900,297	27,596,461	11,453,102	2,435,699	(670,559)	(414,953)	84,958,144
Fidelity Series Investment Grade Bond Fund	1,760,754	203,487	1,776,104	6,942	(73,353)	4,972	119,756
Fidelity Series Investment Grade Securitized Fund	1,179,957	103,029	1,202,144	2,688	(36,741)	4,140	48,241
Fidelity Series Large Cap Growth Index Fund	72,160,302	34,739,507	10,410,933	987,094	(427,199)	(6,654,151)	89,407,526
Fidelity Series Large Cap Stock Fund	80,497,782	33,240,609	11,056,079	5,007,126	(913,383)	(3,767,430)	98,001,499
Fidelity Series Large Cap Value Index Fund	154,095,566	60,688,875	17,147,726	6,091,934	(800,480)	(14,046,157)	182,790,078
Fidelity Series Long-Term Treasury Bond Index Fund	56,822,979	31,809,683	5,078,192	1,685,722	(968,617)	(9,590,589)	72,995,264
Fidelity Series Overseas Fund	69,598,166	23,153,758	6,071,849	1,309,775	(968,703)	(613,337)	85,098,035
Fidelity Series Real Estate Income Fund	3,782,343	1,602,103	2,683,270	269,585	(204,752)	(356,342)	2,140,082
Fidelity Series Short-Term Credit Fund	-	206,622	-	971	-	1,608	208,230
Fidelity Series Small Cap Core Fund	-	273,464	-	-	-	7,680	281,144
Fidelity Series Small Cap Opportunities Fund	38,725,938	14,901,904	5,153,880	1,858,707	(586,890)	(3,040,871)	44,846,201
Fidelity Series Treasury Bill Index Fund	-	10,035,658	906,405	115,013	(893)	(2,174)	9,126,186
Fidelity Series Value Discovery Fund	56,971,338	24,372,020	8,282,885	3,211,914	(404,302)	(5,635,677)	67,020,494
	1,058,071,824	466,608,147	161,690,431	45,668,549	(23,403,104)	(75,173,341)	1,264,413,095

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	1,870,806	-	1,870,806	-

Domestic Equity Funds	632,350,665	632,350,665	-	-

International Equity Funds	526,591,264	526,591,264	-	-

Bond Funds	92,555,877	92,555,877	-	-

Short-Term Funds	14,660,662	14,660,662	-	-
Total Investments in Securities:	1,268,029,274	1,266,158,468	1,870,806	-
Derivative Instruments:

Assets
Futures Contracts	613,329	613,329	-	-
Total Assets	613,329	613,329	-	-

Liabilities
Futures Contracts	(957,515)	(957,515)	-	-
Total Liabilities	(957,515)	(957,515)	-	-
Total Derivative Instruments:	(344,186)	(344,186)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(957,515)
Total Equity Risk	0	(957,515)
Interest Rate Risk
Futures Contracts (a)	613,329	0
Total Interest Rate Risk	613,329	0
Total Value of Derivatives	613,329	(957,515)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2050 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,870,292)	$1,870,806
Fidelity Central Funds (cost $1,745,373)	1,745,373
Other affiliated issuers (cost $1,284,203,226)	1,264,413,095

Total Investment in Securities (cost $1,287,818,891)		$1,268,029,274
Receivable for investments sold		15,177,183
Receivable for fund shares sold		4,092,792
Distributions receivable from Fidelity Central Funds		8,859
Receivable for daily variation margin on futures contracts		18,790
Total assets		1,287,326,898
Liabilities
Payable for investments purchased	$18,674,340
Payable for fund shares redeemed	301,299
Accrued management fee	298,818
Distribution and service plan fees payable	3,707
Total Liabilities		19,278,164
Net Assets		$1,268,048,734
Net Assets consist of:
Paid in capital		$1,310,129,777
Total accumulated earnings (loss)		(42,081,043)
Net Assets		$1,268,048,734

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($8,069,881 ÷ 793,027 shares) (a)		$10.18
Maximum offering price per share (100/94.25 of $10.18)		$10.80
Class M :
Net Asset Value and redemption price per share ($1,166,585 ÷ 115,068 shares) (a)		$10.14
Maximum offering price per share (100/96.50 of $10.14)		$10.51
Class C :
Net Asset Value and offering price per share ($2,095,159 ÷ 209,108 shares) (a)		$10.02
Fidelity Freedom Blend 2050 Fund :
Net Asset Value , offering price and redemption price per share ($78,142,263 ÷ 7,657,306 shares)		$10.20
Class K :
Net Asset Value , offering price and redemption price per share ($13,389,502 ÷ 1,308,330 shares)		$10.23
Class K6 :
Net Asset Value , offering price and redemption price per share ($508,454,036 ÷ 49,454,177 shares)		$10.28
Class I :
Net Asset Value , offering price and redemption price per share ($38,985,520 ÷ 3,822,082 shares)		$10.20
Class Z :
Net Asset Value , offering price and redemption price per share ($1,984,992 ÷ 193,566 shares)		$10.25
Class Z6 :
Net Asset Value , offering price and redemption price per share ($101,498,088 ÷ 9,901,014 shares)		$10.25
Premier Class :
Net Asset Value , offering price and redemption price per share ($514,262,708 ÷ 50,133,366 shares)		$10.26
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$30,195,787
Interest		34,019
Income from Fidelity Central Funds		41,062
Total Income		30,270,868
Expenses
Management fee	$3,155,115
Distribution and service plan fees	35,561
Independent trustees' fees and expenses	3,880
Total expenses before reductions	3,194,556
Expense reductions	(46)
Total expenses after reductions		3,194,510
Net Investment income (loss)		27,076,358
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(23,403,104)
Futures contracts	(2,527,018)
Capital gain distributions from underlying funds:
Affiliated issuers	15,472,762
Total net realized gain (loss)		(10,457,360)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	480
Affiliated issuers	(75,173,341)
Futures contracts	(334,756)
Total change in net unrealized appreciation (depreciation)		(75,507,617)
Net gain (loss)		(85,964,977)
Net increase (decrease) in net assets resulting from operations		$(58,888,619)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,076,358	$24,286,169
Net realized gain (loss)	(10,457,360)	64,218,379
Change in net unrealized appreciation (depreciation)	(75,507,617)	(71,191,435)
Net increase (decrease) in net assets resulting from operations	(58,888,619)	17,313,113
Distributions to shareholders	(61,533,162)	(79,892,800)
Share transactions - net increase (decrease)	329,302,258	386,065,047
Total increase (decrease) in net assets	208,880,477	323,485,360

Net Assets
Beginning of period	1,059,168,257	735,682,897
End of period	$1,268,048,734	$1,059,168,257

Financial Highlights
Fidelity Advisor Freedom® Blend 2050 Fund Class A

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.63	$12.24	$8.26	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.18	.10	.15	.02
Net realized and unrealized gain (loss)	(1.07)	.24	4.42	(1.08)	(.21)
Total from investment operations	(.87)	.42	4.52	(.93)	(.19)
Distributions from net investment income	(.22)	(.28)	(.12)	(.16)	(.14)
Distributions from net realized gain	(.36)	(.75)	(.41)	(.16)	(.16)
Total distributions	(.58)	(1.03)	(.54) D	(.32)	(.30)
Net asset value, end of period	$10.18	$11.63	$12.24	$8.26	$9.51
Total Return E,F	(7.26)%	2.97%	55.43%	(10.48)%	(1.50)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.74%	.79%	.79%	.79%	.79% I
Expenses net of fee waivers, if any	.74%	.79%	.79%	.79%	.79% I
Expenses net of all reductions	.74%	.79%	.79%	.79%	.79% I
Net investment income (loss)	2.07%	1.47%	.90%	1.51%	.31% I
Supplemental Data
Net assets, end of period (000 omitted)	$8,070	$4,292	$2,103	$644	$239
Portfolio turnover rate J	15%	21%	21%	26%	12% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2050 Fund Class M

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.59	$12.20	$8.24	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.15	.07	.12	- D
Net realized and unrealized gain (loss)	(1.07)	.25	4.40	(1.08)	(.20)
Total from investment operations	(.89)	.40	4.47	(.96)	(.20)
Distributions from net investment income	(.20)	(.25)	(.10)	(.14)	(.13)
Distributions from net realized gain	(.36)	(.75)	(.41)	(.16)	(.16)
Total distributions	(.56)	(1.01) E	(.51)	(.31) E	(.29)
Net asset value, end of period	$10.14	$11.59	$12.20	$8.24	$9.51
Total Return F,G	(7.51)%	2.77%	55.03%	(10.80)%	(1.60)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.99%	1.04%	1.04%	1.04%	1.04% J
Expenses net of fee waivers, if any	.99%	1.04%	1.04%	1.04%	1.04% J
Expenses net of all reductions	.99%	1.04%	1.04%	1.04%	1.04% J
Net investment income (loss)	1.82%	1.22%	.65%	1.26%	.07% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,167	$965	$686	$298	$99
Portfolio turnover rate K	15%	21%	21%	26%	12%

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2050 Fund Class C

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.49	$12.12	$8.21	$9.50	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.09	.02	.07	(.02)
Net realized and unrealized gain (loss)	(1.07)	.25	4.37	(1.08)	(.20)
Total from investment operations	(.94)	.34	4.39	(1.01)	(.22)
Distributions from net investment income	(.16)	(.22)	(.07)	(.12)	(.12)
Distributions from net realized gain	(.36)	(.75)	(.41)	(.16)	(.16)
Total distributions	(.53) D	(.97)	(.48)	(.28)	(.28)
Net asset value, end of period	$10.02	$11.49	$12.12	$8.21	$9.50
Total Return E,F	(8.06)%	2.35%	54.21%	(11.22)%	(1.89)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.49%	1.54%	1.54%	1.54%	1.54% I
Expenses net of fee waivers, if any	1.49%	1.54%	1.54%	1.54%	1.54% I
Expenses net of all reductions	1.49%	1.54%	1.54%	1.54%	1.54% I
Net investment income (loss)	1.32%	.72%	.15%	.76%	(.43)% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,095	$1,540	$978	$449	$137
Portfolio turnover rate J	15%	21%	21%	26%	12% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2050 Fund

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.65	$12.25	$8.26	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.21	.13	.16	.03
Net realized and unrealized gain (loss)	(1.09)	.25	4.42	(1.07)	(.21)
Total from investment operations	(.86)	.46	4.55	(.91)	(.18)
Distributions from net investment income	(.23)	(.30)	(.14)	(.18)	(.15)
Distributions from net realized gain	(.36)	(.76)	(.42)	(.16)	(.16)
Total distributions	(.59)	(1.06)	(.56)	(.34)	(.31)
Net asset value, end of period	$10.20	$11.65	$12.25	$8.26	$9.51
Total Return D	(7.16)%	3.30%	55.91%	(10.29)%	(1.39)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.49%	.54%	.54%	.56% G	.54% H
Expenses net of fee waivers, if any	.49%	.54%	.54%	.56% G	.54% H
Expenses net of all reductions	.49%	.54%	.54%	.56% G	.54% H
Net investment income (loss)	2.32%	1.72%	1.15%	1.75%	.57% H
Supplemental Data
Net assets, end of period (000 omitted)	$78,142	$61,158	$27,448	$9,530	$466
Portfolio turnover rate I	15%	21%	21%	26%	12% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2050 Fund Class K

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.68	$12.27	$8.27	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.23	.13	.19	.04
Net realized and unrealized gain (loss)	(1.09)	.25	4.43	(1.09)	(.21)
Total from investment operations	(.85)	.48	4.56	(.90)	(.17)
Distributions from net investment income	(.23)	(.31)	(.14)	(.19)	(.15)
Distributions from net realized gain	(.36)	(.76)	(.42)	(.16)	(.16)
Total distributions	(.60) D	(1.07)	(.56)	(.35)	(.31)
Net asset value, end of period	$10.23	$11.68	$12.27	$8.27	$9.52
Total Return E	(7.08)%	3.43%	55.95%	(10.17)%	(1.28)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39%	.44%	.44%	.44%	.44% H
Expenses net of fee waivers, if any	.39%	.44%	.44%	.44%	.44% H
Expenses net of all reductions	.39%	.44%	.44%	.44%	.44% H
Net investment income (loss)	2.42%	1.82%	1.25%	1.86%	.67% H
Supplemental Data
Net assets, end of period (000 omitted)	$13,390	$15,640	$11,248	$8,346	$99
Portfolio turnover rate I	15%	21%	21%	26%	12% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2050 Fund Class K6

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.72	$12.29	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.24	.15	.19	.04
Net realized and unrealized gain (loss)	(1.08)	.25	4.43	(1.08)	(.20)
Total from investment operations	(.83)	.49	4.58	(.89)	(.16)
Distributions from net investment income	(.24)	(.30)	(.15)	(.18)	(.16)
Distributions from net realized gain	(.36)	(.77)	(.42)	(.17)	(.16)
Total distributions	(.61) D	(1.06) D	(.57)	(.35)	(.32)
Net asset value, end of period	$10.28	$11.72	$12.29	$8.28	$9.52
Total Return E	(6.89)%	3.52%	56.13%	(10.13)%	(1.25)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.29%	.34%	.34%	.34%	.35% H,I
Expenses net of fee waivers, if any	.29%	.34%	.34%	.34%	.35% H,I
Expenses net of all reductions	.29%	.34%	.34%	.34%	.35% H,I
Net investment income (loss)	2.52%	1.92%	1.35%	1.96%	.76% I
Supplemental Data
Net assets, end of period (000 omitted)	$508,454	$417,397	$681,408	$344,082	$7,480
Portfolio turnover rate J	15%	21%	21%	26%	12% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2050 Fund Class I

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.65	$12.25	$8.26	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.22	.12	.17	.03
Net realized and unrealized gain (loss)	(1.08)	.24	4.42	(1.08)	(.20)
Total from investment operations	(.85)	.46	4.54	(.91)	(.17)
Distributions from net investment income	(.24)	(.30)	(.14)	(.19)	(.15)
Distributions from net realized gain	(.36)	(.76)	(.42)	(.16)	(.16)
Total distributions	(.60)	(1.06)	(.55) D	(.35)	(.31)
Net asset value, end of period	$10.20	$11.65	$12.25	$8.26	$9.52
Total Return E	(7.06)%	3.27%	55.81%	(10.32)%	(1.32)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49%	.54%	.54%	.54%	.54% H
Expenses net of fee waivers, if any	.49%	.54%	.54%	.54%	.54% H
Expenses net of all reductions	.49%	.54%	.54%	.54%	.54% H
Net investment income (loss)	2.32%	1.72%	1.15%	1.76%	.57% H
Supplemental Data
Net assets, end of period (000 omitted)	$38,986	$15,494	$7,177	$3,181	$101
Portfolio turnover rate I	15%	21%	21%	26%	12% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2050 Fund Class Z

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.70	$12.30	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.23	.13	.18	.04
Net realized and unrealized gain (loss)	(1.09)	.25	4.45	(1.09)	(.21)
Total from investment operations	(.85)	.48	4.58	(.91)	(.17)
Distributions from net investment income	(.23)	(.31)	(.14)	(.17)	(.15)
Distributions from net realized gain	(.36)	(.77)	(.42)	(.16)	(.16)
Total distributions	(.60) D	(1.08)	(.56)	(.33)	(.31)
Net asset value, end of period	$10.25	$11.70	$12.30	$8.28	$9.52
Total Return E	(7.07)%	3.40%	56.08%	(10.24)%	(1.28)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39%	.44%	.44%	.44%	.44% H
Expenses net of fee waivers, if any	.39%	.44%	.44%	.44%	.44% H
Expenses net of all reductions	.39%	.44%	.44%	.44%	.44% H
Net investment income (loss)	2.42%	1.81%	1.25%	1.86%	.67% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,985	$2,142	$138	$89	$99
Portfolio turnover rate I	15%	21%	21%	26%	12% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2050 Fund Class Z6

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.69	$12.29	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.24	.15	.18	.04
Net realized and unrealized gain (loss)	(1.08)	.25	4.44	(1.08)	(.20)
Total from investment operations	(.83)	.49	4.59	(.90)	(.16)
Distributions from net investment income	(.24)	(.32)	(.15)	(.18)	(.16)
Distributions from net realized gain	(.36)	(.77)	(.42)	(.16)	(.16)
Total distributions	(.61) D	(1.09)	(.58) D	(.34)	(.32)
Net asset value, end of period	$10.25	$11.69	$12.29	$8.28	$9.52
Total Return E	(6.90)%	3.48%	56.23%	(10.15)%	(1.25)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.29%	.34%	.34%	.35% H	.34% I
Expenses net of fee waivers, if any	.29%	.34%	.34%	.35% H	.34% I
Expenses net of all reductions	.29%	.34%	.34%	.35% H	.34% I
Net investment income (loss)	2.52%	1.92%	1.35%	1.95%	.77% I
Supplemental Data
Net assets, end of period (000 omitted)	$101,498	$56,382	$4,496	$1,968	$99
Portfolio turnover rate J	15%	21%	21%	26%	12% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2050 Fund Premier Class

Years ended March 31,	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.70	$12.56
Income from Investment Operations
Net investment income (loss) B,C	.26	.48
Net realized and unrealized gain (loss)	(1.09)	(.25)
Total from investment operations	(.83)	.23
Distributions from net investment income	(.24)	(.33)
Distributions from net realized gain	(.36)	(.77)
Total distributions	(.61) D	(1.09) D
Net asset value, end of period	$10.26	$11.70
Total Return E	(6.88)%	1.38%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25%	.29% H
Expenses net of fee waivers, if any	.25%	.29% H
Expenses net of all reductions	.25%	.29% H
Net investment income (loss)	2.56%	3.87% H
Supplemental Data
Net assets, end of period (000 omitted)	$514,263	$484,158
Portfolio turnover rate I	15%	21%

A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2055 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Emerging Markets Opportunities Fund	11.7
Fidelity Series Blue Chip Growth Fund	11.1
Fidelity Series Large Cap Stock Fund	7.7
Fidelity Series Large Cap Growth Index Fund	7.1
Fidelity Series International Growth Fund	6.7
Fidelity Series Overseas Fund	6.7
Fidelity Series International Value Fund	6.7
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Value Discovery Fund	5.3
83.1

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 1.8%

Fidelity Freedom® Blend 2055 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.39% to 4.93% 4/6/23 to 6/8/23 (b) (Cost $1,163,845)	1,170,000	1,164,181

Domestic Equity Funds - 49.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	7,339,338	87,851,881
Fidelity Series Commodity Strategy Fund (c)	55,526	5,521,530
Fidelity Series Large Cap Growth Index Fund (c)	3,594,907	55,649,158
Fidelity Series Large Cap Stock Fund (c)	3,456,177	61,001,522
Fidelity Series Large Cap Value Index Fund (c)	8,185,362	113,776,528
Fidelity Series Small Cap Core Fund (c)	17,229	173,493
Fidelity Series Small Cap Opportunities Fund (c)	2,280,722	27,916,041
Fidelity Series Value Discovery Fund (c)	2,897,101	41,718,257
TOTAL DOMESTIC EQUITY FUNDS (Cost $391,077,954)		393,608,410

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,662,385	22,841,164
Fidelity Series Emerging Markets Fund (c)	1,827,161	14,909,636
Fidelity Series Emerging Markets Opportunities Fund (c)	5,629,468	92,717,330
Fidelity Series International Growth Fund (c)	3,357,771	53,019,207
Fidelity Series International Index Fund (c)	1,977,102	21,985,380
Fidelity Series International Small Cap Fund (c)	1,027,826	16,455,494
Fidelity Series International Value Fund (c)	4,979,381	52,881,024
Fidelity Series Overseas Fund (c)	4,413,995	52,967,936
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $336,400,895)		327,777,171

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	89,436	721,751
Fidelity Series Corporate Bond Fund (c)	2,957	27,060
Fidelity Series Emerging Markets Debt Fund (c)	531,556	3,906,938
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	145,940	1,332,432
Fidelity Series Floating Rate High Income Fund (c)	84,542	749,888
Fidelity Series Government Bond Index Fund (c)	7,910	74,035
Fidelity Series High Income Fund (c)	482,168	3,944,131
Fidelity Series Investment Grade Bond Fund (c)	7,582	76,501
Fidelity Series Investment Grade Securitized Fund (c)	3,510	31,697
Fidelity Series Long-Term Treasury Bond Index Fund (c)	7,316,201	45,433,607
Fidelity Series Real Estate Income Fund (c)	141,153	1,340,950
TOTAL BOND FUNDS (Cost $67,537,870)		57,638,990

Short-Term Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	1,023,680	1,023,885
Fidelity Series Government Money Market Fund 4.91% (c)(f)	2,213,510	2,213,510
Fidelity Series Short-Term Credit Fund (c)	17,532	169,187
Fidelity Series Treasury Bill Index Fund (c)	569,355	5,665,082
TOTAL SHORT-TERM FUNDS (Cost $9,071,677)		9,071,664

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $805,252,241)	789,260,416
NET OTHER ASSETS (LIABILITIES) - 0.0%	6,115
NET ASSETS - 100.0%	789,266,531

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	152	Jun 2023	17,468,125	349,239	349,239
CBOT 5-Year U.S. Treasury Note Contracts (United States)	124	Jun 2023	13,578,969	29,791	29,791

TOTAL PURCHASED					379,030

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	28	Jun 2023	5,792,850	(339,751)	(339,751)
ICE E-mini MSCI EAFE Index Contracts (United States)	31	Jun 2023	3,249,575	(21,993)	(21,993)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	152	Jun 2023	7,565,800	(232,403)	(232,403)

TOTAL SOLD					(594,147)

TOTAL FUTURES CONTRACTS					(215,117)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,164,181.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	257,373	10,901,479	10,134,967	24,805	-	-	1,023,885	0.0%
Total	257,373	10,901,479	10,134,967	24,805	-	-	1,023,885

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	617,840	250,279	44,912	38,717	(1,970)	(99,486)	721,751
Fidelity Series Blue Chip Growth Fund	66,662,323	42,477,599	12,891,242	2,353,805	(3,416,428)	(4,980,371)	87,851,881
Fidelity Series Canada Fund	20,140,616	8,004,163	3,042,169	630,902	(183,952)	(2,077,494)	22,841,164
Fidelity Series Commodity Strategy Fund	9,129,578	8,370,193	5,931,341	5,053,711	(1,373,039)	(4,673,861)	5,521,530
Fidelity Series Corporate Bond Fund	662,013	62,415	662,392	3,018	(37,219)	2,243	27,060
Fidelity Series Emerging Markets Debt Fund	3,011,588	1,340,930	108,819	189,744	(18,391)	(318,370)	3,906,938
Fidelity Series Emerging Markets Debt Local Currency Fund	1,018,075	365,424	81,541	-	(13,141)	43,615	1,332,432
Fidelity Series Emerging Markets Fund	8,514,861	8,293,456	1,094,634	237,472	(293,025)	(511,022)	14,909,636
Fidelity Series Emerging Markets Opportunities Fund	78,420,031	34,944,990	13,408,555	2,046,021	(3,733,244)	(3,505,892)	92,717,330
Fidelity Series Floating Rate High Income Fund	615,435	323,025	167,272	44,814	(3,844)	(17,456)	749,888
Fidelity Series Government Bond Index Fund	969,827	120,815	987,087	2,274	(33,515)	3,995	74,035
Fidelity Series Government Money Market Fund 4.91%	-	2,878,174	664,664	25,195	-	-	2,213,510
Fidelity Series High Income Fund	3,738,446	1,363,401	788,485	217,336	(65,830)	(303,401)	3,944,131
Fidelity Series International Growth Fund	40,296,964	17,882,503	4,489,291	1,508,864	(789,728)	118,759	53,019,207
Fidelity Series International Index Fund	17,105,274	7,118,734	2,227,797	484,597	(215,208)	204,377	21,985,380
Fidelity Series International Small Cap Fund	12,564,890	5,524,512	453,870	816,629	(154,229)	(1,025,809)	16,455,494
Fidelity Series International Value Fund	40,692,128	19,302,561	6,654,101	1,477,681	(354,956)	(104,608)	52,881,024
Fidelity Series Investment Grade Bond Fund	1,024,193	129,341	1,037,287	4,077	(42,970)	3,224	76,501
Fidelity Series Investment Grade Securitized Fund	685,991	66,350	701,731	1,580	(21,317)	2,404	31,697
Fidelity Series Large Cap Growth Index Fund	42,009,644	23,611,448	6,071,469	591,202	(244,799)	(3,655,666)	55,649,158
Fidelity Series Large Cap Stock Fund	46,862,621	23,128,204	6,394,054	2,983,979	(543,671)	(2,051,578)	61,001,522
Fidelity Series Large Cap Value Index Fund	89,709,305	42,591,296	9,797,877	3,701,167	(399,844)	(8,326,352)	113,776,528
Fidelity Series Long-Term Treasury Bond Index Fund	33,076,369	21,407,306	2,903,027	1,013,560	(578,770)	(5,568,271)	45,433,607
Fidelity Series Overseas Fund	40,516,465	16,529,152	3,407,939	794,621	(510,795)	(158,947)	52,967,936
Fidelity Series Real Estate Income Fund	2,201,012	1,060,038	1,587,203	161,228	(122,137)	(210,760)	1,340,950
Fidelity Series Short-Term Credit Fund	-	167,936	-	778	-	1,251	169,187
Fidelity Series Small Cap Core Fund	-	168,923	-	-	-	4,570	173,493
Fidelity Series Small Cap Opportunities Fund	22,544,676	10,446,575	2,978,713	1,113,283	(333,368)	(1,763,129)	27,916,041
Fidelity Series Treasury Bill Index Fund	-	6,209,024	542,140	70,246	(538)	(1,264)	5,665,082
Fidelity Series Value Discovery Fund	33,166,503	16,969,321	4,810,955	1,951,311	(254,217)	(3,352,395)	41,718,257
	615,956,668	321,108,088	93,930,567	27,517,812	(13,740,145)	(42,321,694)	787,072,350

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	1,164,181	-	1,164,181	-

Domestic Equity Funds	393,608,410	393,608,410	-	-

International Equity Funds	327,777,171	327,777,171	-	-

Bond Funds	57,638,990	57,638,990	-	-

Short-Term Funds	9,071,664	9,071,664	-	-
Total Investments in Securities:	789,260,416	788,096,235	1,164,181	-
Derivative Instruments:

Assets
Futures Contracts	379,030	379,030	-	-
Total Assets	379,030	379,030	-	-

Liabilities
Futures Contracts	(594,147)	(594,147)	-	-
Total Liabilities	(594,147)	(594,147)	-	-
Total Derivative Instruments:	(215,117)	(215,117)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(594,147)
Total Equity Risk	0	(594,147)
Interest Rate Risk
Futures Contracts (a)	379,030	0
Total Interest Rate Risk	379,030	0
Total Value of Derivatives	379,030	(594,147)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2055 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,163,845)	$1,164,181
Fidelity Central Funds (cost $1,023,885)	1,023,885
Other affiliated issuers (cost $803,064,511)	787,072,350

Total Investment in Securities (cost $805,252,241)		$789,260,416
Receivable for investments sold		8,953,067
Receivable for fund shares sold		3,747,596
Distributions receivable from Fidelity Central Funds		5,298
Receivable for daily variation margin on futures contracts		11,698
Total assets		801,978,075
Liabilities
Payable for investments purchased	$12,221,542
Payable for fund shares redeemed	298,886
Accrued management fee	188,555
Distribution and service plan fees payable	2,561
Total Liabilities		12,711,544
Net Assets		$789,266,531
Net Assets consist of:
Paid in capital		$818,757,631
Total accumulated earnings (loss)		(29,491,100)
Net Assets		$789,266,531

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($5,788,026 ÷ 565,240 shares) (a)		$10.24
Maximum offering price per share (100/94.25 of $10.24)		$10.86
Class M :
Net Asset Value and redemption price per share ($1,212,945 ÷ 118,844 shares) (a)		$10.21
Maximum offering price per share (100/96.50 of $10.21)		$10.58
Class C :
Net Asset Value and offering price per share ($1,161,538 ÷ 115,215 shares) (a)		$10.08
Fidelity Freedom Blend 2055 Fund :
Net Asset Value , offering price and redemption price per share ($51,504,375 ÷ 5,002,629 shares)		$10.30
Class K :
Net Asset Value , offering price and redemption price per share ($7,511,599 ÷ 728,023 shares)		$10.32
Class K6 :
Net Asset Value , offering price and redemption price per share ($366,099,383 ÷ 35,350,922 shares)		$10.36
Class I :
Net Asset Value , offering price and redemption price per share ($29,458,430 ÷ 2,863,922 shares)		$10.29
Class Z :
Net Asset Value , offering price and redemption price per share ($2,024,998 ÷ 195,928 shares)		$10.34
Class Z6 :
Net Asset Value , offering price and redemption price per share ($64,816,042 ÷ 6,277,467 shares)		$10.33
Premier Class :
Net Asset Value , offering price and redemption price per share ($259,689,195 ÷ 25,126,513 shares)		$10.34
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$18,217,727
Interest		20,704
Income from Fidelity Central Funds		24,805
Total Income		18,263,236
Expenses
Management fee	$1,930,069
Distribution and service plan fees	22,609
Independent trustees' fees and expenses	2,311
Total expenses before reductions	1,954,989
Expense reductions	(36)
Total expenses after reductions		1,954,953
Net Investment income (loss)		16,308,283
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(13,740,145)
Futures contracts	(1,474,897)
Capital gain distributions from underlying funds:
Affiliated issuers	9,300,085
Total net realized gain (loss)		(5,914,957)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	320
Affiliated issuers	(42,321,694)
Futures contracts	(194,171)
Total change in net unrealized appreciation (depreciation)		(42,515,545)
Net gain (loss)		(48,430,502)
Net increase (decrease) in net assets resulting from operations		$(32,122,219)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,308,283	$13,642,358
Net realized gain (loss)	(5,914,957)	35,837,744
Change in net unrealized appreciation (depreciation)	(42,515,545)	(41,744,370)
Net increase (decrease) in net assets resulting from operations	(32,122,219)	7,735,732
Distributions to shareholders	(36,094,191)	(44,065,406)
Share transactions - net increase (decrease)	240,891,670	261,233,331
Total increase (decrease) in net assets	172,675,260	224,903,657

Net Assets
Beginning of period	616,591,271	391,687,614
End of period	$789,266,531	$616,591,271

Financial Highlights
Fidelity Advisor Freedom® Blend 2055 Fund Class A

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.70	$12.28	$8.27	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21	.21	.10	.16	.04
Net realized and unrealized gain (loss)	(1.09)	.23	4.43	(1.10)	(.22)
Total from investment operations	(.88)	.44	4.53	(.94)	(.18)
Distributions from net investment income	(.22)	(.28)	(.13)	(.15)	(.14)
Distributions from net realized gain	(.36)	(.74)	(.39)	(.14)	(.16)
Total distributions	(.58)	(1.02)	(.52)	(.30) D	(.31) D
Net asset value, end of period	$10.24	$11.70	$12.28	$8.27	$9.51
Total Return E,F	(7.33)%	3.10%	55.44%	(10.55)%	(1.46)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.74%	.79%	.79%	.79%	.79% I
Expenses net of fee waivers, if any	.74%	.79%	.79%	.79%	.79% I
Expenses net of all reductions	.74%	.79%	.79%	.79%	.79% I
Net investment income (loss)	2.09%	1.66%	.92%	1.58%	.70% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,788	$2,479	$1,296	$393	$151
Portfolio turnover rate J	14%	20%	21%	26%	14% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2055 Fund Class M

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.66	$12.26	$8.27	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.18	.18	.07	.13	.02
Net realized and unrealized gain (loss)	(1.08)	.21	4.42	(1.09)	(.21)
Total from investment operations	(.90)	.39	4.49	(.96)	(.19)
Distributions from net investment income	(.20)	(.25)	(.11)	(.13)	(.13)
Distributions from net realized gain	(.36)	(.74)	(.39)	(.14)	(.16)
Total distributions	(.55) D	(.99)	(.50)	(.28) D	(.30) D
Net asset value, end of period	$10.21	$11.66	$12.26	$8.27	$9.51
Total Return E,F	(7.50)%	2.73%	54.95%	(10.73)%	(1.55)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99%	1.04%	1.04%	1.04%	1.04% I
Expenses net of fee waivers, if any	.99%	1.04%	1.04%	1.04%	1.04% I
Expenses net of all reductions	.99%	1.04%	1.04%	1.04%	1.04% I
Net investment income (loss)	1.84%	1.40%	.67%	1.33%	.45% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,213	$822	$671	$249	$101
Portfolio turnover rate J	14%	20%	21%	26%	14% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2055 Fund Class C

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.57	$12.19	$8.24	$9.49	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.11	.02	.08	- D
Net realized and unrealized gain (loss)	(1.08)	.23	4.40	(1.08)	(.23)
Total from investment operations	(.95)	.34	4.42	(1.00)	(.23)
Distributions from net investment income	(.18)	(.22)	(.08)	(.10)	(.12)
Distributions from net realized gain	(.36)	(.74)	(.39)	(.14)	(.16)
Total distributions	(.54)	(.96)	(.47)	(.25) E	(.28)
Net asset value, end of period	$10.08	$11.57	$12.19	$8.24	$9.49
Total Return F,G	(8.06)%	2.31%	54.23%	(11.12)%	(1.93)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.49%	1.54%	1.55% J	1.54%	1.54% K
Expenses net of fee waivers, if any	1.49%	1.54%	1.55% J	1.54%	1.54% K
Expenses net of all reductions	1.49%	1.54%	1.55% J	1.54%	1.54% K
Net investment income (loss)	1.34%	.90%	.16%	.83%	(.05)% K
Supplemental Data
Net assets, end of period (000 omitted)	$1,162	$631	$391	$153	$107
Portfolio turnover rate L	14%	20%	21%	26%	14% K

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2055 Fund

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.74	$12.32	$8.29	$9.51	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.24	.13	.17	.05
Net realized and unrealized gain (loss)	(1.08)	.23	4.43	(1.08)	(.22)
Total from investment operations	(.85)	.47	4.56	(.91)	(.17)
Distributions from net investment income	(.23)	(.31)	(.14)	(.17)	(.15)
Distributions from net realized gain	(.36)	(.75)	(.39)	(.14)	(.16)
Total distributions	(.59)	(1.05) D	(.53)	(.31)	(.32) D
Net asset value, end of period	$10.30	$11.74	$12.32	$8.29	$9.51
Total Return E	(7.06)%	3.36%	55.75%	(10.22)%	(1.35)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49%	.54%	.54%	.56% C	.54% H
Expenses net of fee waivers, if any	.49%	.54%	.54%	.56% C	.54% H
Expenses net of all reductions	.49%	.54%	.54%	.56% C	.54% H
Net investment income (loss)	2.34%	1.90%	1.17%	1.82%	.95% H
Supplemental Data
Net assets, end of period (000 omitted)	$51,504	$38,090	$13,739	$5,211	$320
Portfolio turnover rate I	14%	20%	21%	26%	14% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2055 Fund Class K

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.76	$12.33	$8.29	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.25	.14	.19	.06
Net realized and unrealized gain (loss)	(1.10)	.23	4.44	(1.09)	(.22)
Total from investment operations	(.85)	.48	4.58	(.90)	(.16)
Distributions from net investment income	(.23)	(.30)	(.15)	(.19)	(.15)
Distributions from net realized gain	(.36)	(.75)	(.39)	(.14)	(.16)
Total distributions	(.59)	(1.05)	(.54)	(.33)	(.32) D
Net asset value, end of period	$10.32	$11.76	$12.33	$8.29	$9.52
Total Return E	(7.00)%	3.43%	55.92%	(10.17)%	(1.23)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39%	.44%	.44%	.44%	.44% H
Expenses net of fee waivers, if any	.39%	.44%	.44%	.44%	.44% H
Expenses net of all reductions	.39%	.44%	.44%	.44%	.44% H
Net investment income (loss)	2.44%	2.00%	1.27%	1.93%	1.05% H
Supplemental Data
Net assets, end of period (000 omitted)	$7,512	$8,995	$7,108	$4,757	$99
Portfolio turnover rate I	14%	20%	21%	26%	14% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2055 Fund Class K6

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.80	$12.35	$8.30	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.27	.15	.20	.06
Net realized and unrealized gain (loss)	(1.10)	.23	4.44	(1.10)	(.22)
Total from investment operations	(.84)	.50	4.59	(.90)	(.16)
Distributions from net investment income	(.24)	(.30)	(.15)	(.18)	(.16)
Distributions from net realized gain	(.36)	(.75)	(.40)	(.15)	(.16)
Total distributions	(.60)	(1.05)	(.54) D	(.32) D	(.32)
Net asset value, end of period	$10.36	$11.80	$12.35	$8.30	$9.52
Total Return E	(6.90)%	3.60%	56.09%	(10.11)%	(1.19)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.29%	.34%	.34%	.34%	.35% H,I
Expenses net of fee waivers, if any	.29%	.34%	.34%	.34%	.35% H,I
Expenses net of all reductions	.29%	.34%	.34%	.34%	.35% H,I
Net investment income (loss)	2.54%	2.10%	1.37%	2.03%	1.15% I
Supplemental Data
Net assets, end of period (000 omitted)	$366,099	$287,129	$361,200	$167,831	$4,021
Portfolio turnover rate J	14%	20%	21%	26%	14% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2055 Fund Class I

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.74	$12.32	$8.28	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.24	.13	.18	.05
Net realized and unrealized gain (loss)	(1.09)	.23	4.44	(1.10)	(.22)
Total from investment operations	(.86)	.47	4.57	(.92)	(.17)
Distributions from net investment income	(.24)	(.30)	(.14)	(.18)	(.15)
Distributions from net realized gain	(.36)	(.75)	(.39)	(.14)	(.16)
Total distributions	(.59) D	(1.05)	(.53)	(.32)	(.31)
Net asset value, end of period	$10.29	$11.74	$12.32	$8.28	$9.52
Total Return E	(7.07)%	3.32%	55.85%	(10.32)%	(1.27)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49%	.54%	.54%	.54%	.54% H
Expenses net of fee waivers, if any	.49%	.54%	.54%	.54%	.54% H
Expenses net of all reductions	.49%	.54%	.54%	.54%	.54% H
Net investment income (loss)	2.34%	1.91%	1.17%	1.83%	.95% H
Supplemental Data
Net assets, end of period (000 omitted)	$29,458	$12,306	$3,995	$1,851	$99
Portfolio turnover rate I	14%	20%	21%	26%	14% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2055 Fund Class Z

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.78	$12.36	$8.30	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.25	.14	.19	.06
Net realized and unrealized gain (loss)	(1.10)	.23	4.45	(1.10)	(.22)
Total from investment operations	(.85)	.48	4.59	(.91)	(.16)
Distributions from net investment income	(.23)	(.30)	(.14)	(.17)	(.15)
Distributions from net realized gain	(.36)	(.76)	(.39)	(.14)	(.16)
Total distributions	(.59)	(1.06)	(.53)	(.31)	(.32) D
Net asset value, end of period	$10.34	$11.78	$12.36	$8.30	$9.52
Total Return E	(6.96)%	3.41%	56.03%	(10.23)%	(1.23)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39%	.44%	.44%	.44%	.44% H
Expenses net of fee waivers, if any	.39%	.44%	.44%	.44%	.44% H
Expenses net of all reductions	.39%	.44%	.44%	.44%	.44% H
Net investment income (loss)	2.44%	2.00%	1.27%	1.93%	1.05% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,025	$1,649	$217	$89	$99
Portfolio turnover rate I	14%	20%	21%	26%	14% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2055 Fund Class Z6

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.76	$12.34	$8.30	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.26	.15	.19	.06
Net realized and unrealized gain (loss)	(1.08)	.23	4.44	(1.09)	(.22)
Total from investment operations	(.83)	.49	4.59	(.90)	(.16)
Distributions from net investment income	(.24)	(.32)	(.16)	(.18)	(.16)
Distributions from net realized gain	(.36)	(.75)	(.40)	(.14)	(.16)
Total distributions	(.60)	(1.07)	(.55) D	(.32)	(.32)
Net asset value, end of period	$10.33	$11.76	$12.34	$8.30	$9.52
Total Return E	(6.83)%	3.52%	56.10%	(10.11)%	(1.19)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.29%	.34%	.34%	.35% H	.34% I
Expenses net of fee waivers, if any	.29%	.34%	.34%	.35% H	.34% I
Expenses net of all reductions	.29%	.34%	.34%	.35% H	.34% I
Net investment income (loss)	2.54%	2.11%	1.37%	2.03%	1.15% I
Supplemental Data
Net assets, end of period (000 omitted)	$64,816	$35,927	$3,072	$694	$99
Portfolio turnover rate J	14%	20%	21%	26%	14% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2055 Fund Premier Class

Years ended March 31,	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.77	$12.62
Income from Investment Operations
Net investment income (loss) B,C	.26	.48
Net realized and unrealized gain (loss)	(1.09)	(.25)
Total from investment operations	(.83)	.23
Distributions from net investment income	(.24)	(.33)
Distributions from net realized gain	(.36)	(.75)
Total distributions	(.60)	(1.08)
Net asset value, end of period	$10.34	$11.77
Total Return D	(6.81)%	1.34%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.25%	.29% G
Expenses net of fee waivers, if any	.25%	.29% G
Expenses net of all reductions	.25%	.29% G
Net investment income (loss)	2.58%	3.85% G
Supplemental Data
Net assets, end of period (000 omitted)	$259,689	$228,564
Portfolio turnover rate H	14%	20%

A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2060 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.4
Fidelity Series Emerging Markets Opportunities Fund	11.6
Fidelity Series Blue Chip Growth Fund	11.1
Fidelity Series Large Cap Stock Fund	7.7
Fidelity Series Large Cap Growth Index Fund	7.1
Fidelity Series International Growth Fund	6.7
Fidelity Series Overseas Fund	6.7
Fidelity Series International Value Fund	6.7
Fidelity Series Long-Term Treasury Bond Index Fund	5.7
Fidelity Series Value Discovery Fund	5.3
83.0

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Futures - 1.9%

Fidelity Freedom® Blend 2060 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.44% to 4.93% 4/6/23 to 6/8/23 (b) (Cost $517,009)	520,000	517,178

Domestic Equity Funds - 49.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	3,243,728	38,827,427
Fidelity Series Commodity Strategy Fund (c)	24,641	2,450,290
Fidelity Series Large Cap Growth Index Fund (c)	1,588,822	24,594,957
Fidelity Series Large Cap Stock Fund (c)	1,527,503	26,960,430
Fidelity Series Large Cap Value Index Fund (c)	3,617,672	50,285,640
Fidelity Series Small Cap Core Fund (c)	7,489	75,418
Fidelity Series Small Cap Opportunities Fund (c)	1,007,967	12,337,513
Fidelity Series Value Discovery Fund (c)	1,280,409	18,437,886
TOTAL DOMESTIC EQUITY FUNDS (Cost $175,041,481)		173,969,561

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	734,726	10,095,134
Fidelity Series Emerging Markets Fund (c)	862,667	7,039,367
Fidelity Series Emerging Markets Opportunities Fund (c)	2,460,603	40,526,125
Fidelity Series International Growth Fund (c)	1,484,057	23,433,260
Fidelity Series International Index Fund (c)	873,837	9,717,071
Fidelity Series International Small Cap Fund (c)	454,275	7,272,949
Fidelity Series International Value Fund (c)	2,200,787	23,372,359
Fidelity Series Overseas Fund (c)	1,950,889	23,410,669
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $148,907,445)		144,866,934

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	39,731	320,628
Fidelity Series Corporate Bond Fund (c)	2,316	21,188
Fidelity Series Emerging Markets Debt Fund (c)	235,263	1,729,186
Fidelity Series Emerging Markets Debt Local Currency Fund (c)(d)	64,557	589,406
Fidelity Series Floating Rate High Income Fund (c)	37,429	331,996
Fidelity Series Government Bond Index Fund (c)	4,605	43,100
Fidelity Series High Income Fund (c)	214,113	1,751,446
Fidelity Series Investment Grade Bond Fund (c)	4,380	44,190
Fidelity Series Investment Grade Securitized Fund (c)	2,624	23,693
Fidelity Series Long-Term Treasury Bond Index Fund (c)	3,233,475	20,079,882
Fidelity Series Real Estate Income Fund (c)	59,572	565,933
TOTAL BOND FUNDS (Cost $29,302,959)		25,500,648

Short-Term Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	426,309	426,394
Fidelity Series Government Money Market Fund 4.91% (c)(f)	960,623	960,623
Fidelity Series Short-Term Credit Fund (c)	11,074	106,859
Fidelity Series Treasury Bill Index Fund (c)	249,841	2,485,916
TOTAL SHORT-TERM FUNDS (Cost $3,979,446)		3,979,792

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $357,748,340)	348,834,113
NET OTHER ASSETS (LIABILITIES) - 0.0%	21,532
NET ASSETS - 100.0%	348,855,645

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	67	Jun 2023	7,699,766	150,662	150,662
CBOT 5-Year U.S. Treasury Note Contracts (United States)	55	Jun 2023	6,022,930	14,625	14,625

TOTAL PURCHASED					165,287

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	12	Jun 2023	2,482,650	(145,608)	(145,608)
ICE E-mini MSCI EAFE Index Contracts (United States)	14	Jun 2023	1,467,550	(10,885)	(10,885)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	66	Jun 2023	3,285,150	(101,910)	(101,910)

TOTAL SOLD					(258,403)

TOTAL FUTURES CONTRACTS					(93,116)
The notional amount of futures purchased as a percentage of Net Assets is 3.9%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $9,197,477.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $517,178.
(c)	Affiliated Fund
(d)	Non-income producing
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	49,764	3,933,467	3,556,837	10,018	-	-	426,394	0.0%
Total	49,764	3,933,467	3,556,837	10,018	-	-	426,394

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	235,281	143,464	17,914	16,413	(606)	(39,597)	320,628
Fidelity Series Blue Chip Growth Fund	25,385,337	21,423,693	5,155,747	966,306	(1,130,231)	(1,695,625)	38,827,427
Fidelity Series Canada Fund	7,670,030	4,492,494	1,206,257	266,860	(82,192)	(778,941)	10,095,134
Fidelity Series Commodity Strategy Fund	3,475,997	3,884,324	2,426,800	2,068,831	(586,868)	(1,896,363)	2,450,290
Fidelity Series Corporate Bond Fund	252,486	41,972	259,357	1,256	(14,332)	419	21,188
Fidelity Series Emerging Markets Debt Fund	1,147,139	758,693	47,076	78,530	(6,269)	(123,301)	1,729,186
Fidelity Series Emerging Markets Debt Local Currency Fund	387,697	218,202	33,262	-	(5,747)	22,516	589,406
Fidelity Series Emerging Markets Fund	3,243,263	4,515,405	439,136	100,444	(119,704)	(160,461)	7,039,367
Fidelity Series Emerging Markets Opportunities Fund	29,863,515	18,764,864	5,469,738	865,394	(1,504,780)	(1,127,736)	40,526,125
Fidelity Series Floating Rate High Income Fund	234,289	162,386	56,473	18,627	(1,378)	(6,828)	331,996
Fidelity Series Government Bond Index Fund	369,704	70,602	385,616	949	(12,868)	1,278	43,100
Fidelity Series Government Money Market Fund 4.91%	-	1,193,258	232,635	10,677	-	-	960,623
Fidelity Series High Income Fund	1,423,597	780,737	308,495	89,944	(28,459)	(115,934)	1,751,446
Fidelity Series International Growth Fund	15,345,635	9,885,390	1,756,755	638,151	(289,976)	248,966	23,433,260
Fidelity Series International Index Fund	6,514,071	3,996,178	882,840	204,947	(86,653)	176,315	9,717,071
Fidelity Series International Small Cap Fund	4,784,802	3,096,180	187,257	345,373	(60,486)	(360,290)	7,272,949
Fidelity Series International Value Fund	15,496,049	10,508,172	2,637,947	624,939	(164,643)	170,728	23,372,359
Fidelity Series Investment Grade Bond Fund	390,410	74,947	405,502	1,685	(16,462)	797	44,190
Fidelity Series Investment Grade Securitized Fund	261,605	44,397	274,528	699	(8,102)	321	23,693
Fidelity Series Large Cap Growth Index Fund	15,997,698	12,363,512	2,471,379	243,129	(131,831)	(1,163,043)	24,594,957
Fidelity Series Large Cap Stock Fund	17,845,603	12,541,308	2,560,188	1,211,973	(216,354)	(649,939)	26,960,430
Fidelity Series Large Cap Value Index Fund	34,162,271	23,381,054	3,833,192	1,569,087	(161,680)	(3,262,813)	50,285,640
Fidelity Series Long-Term Treasury Bond Index Fund	12,597,211	11,037,513	1,186,384	420,315	(205,311)	(2,163,147)	20,079,882
Fidelity Series Overseas Fund	15,429,188	9,269,200	1,281,145	336,068	(219,325)	212,751	23,410,669
Fidelity Series Real Estate Income Fund	837,607	518,809	656,844	66,749	(46,327)	(87,312)	565,933
Fidelity Series Short-Term Credit Fund	-	106,034	-	494	-	825	106,859
Fidelity Series Small Cap Core Fund	-	73,549	-	-	-	1,869	75,418
Fidelity Series Small Cap Opportunities Fund	8,585,174	5,746,222	1,207,963	457,514	(139,171)	(646,749)	12,337,513
Fidelity Series Treasury Bill Index Fund	-	2,725,538	238,907	29,751	(237)	(478)	2,485,916
Fidelity Series Value Discovery Fund	12,630,067	9,190,081	1,912,102	827,015	(95,705)	(1,374,455)	18,437,886
	234,565,726	171,008,178	37,531,439	11,462,120	(5,335,697)	(14,816,227)	347,890,541

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Other Short-Term Investments	517,178	-	517,178	-

Domestic Equity Funds	173,969,561	173,969,561	-	-

International Equity Funds	144,866,934	144,866,934	-	-

Bond Funds	25,500,648	25,500,648	-	-

Short-Term Funds	3,979,792	3,979,792	-	-
Total Investments in Securities:	348,834,113	348,316,935	517,178	-
Derivative Instruments:

Assets
Futures Contracts	165,287	165,287	-	-
Total Assets	165,287	165,287	-	-

Liabilities
Futures Contracts	(258,403)	(258,403)	-	-
Total Liabilities	(258,403)	(258,403)	-	-
Total Derivative Instruments:	(93,116)	(93,116)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(258,403)
Total Equity Risk	0	(258,403)
Interest Rate Risk
Futures Contracts (a)	165,287	0
Total Interest Rate Risk	165,287	0
Total Value of Derivatives	165,287	(258,403)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Freedom® Blend 2060 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $517,009)	$517,178
Fidelity Central Funds (cost $426,394)	426,394
Other affiliated issuers (cost $356,804,937)	347,890,541

Total Investment in Securities (cost $357,748,340)		$348,834,113
Cash		1
Receivable for investments sold		3,676,781
Receivable for fund shares sold		2,294,625
Distributions receivable from Fidelity Central Funds		2,250
Receivable for daily variation margin on futures contracts		5,804
Total assets		354,813,574
Liabilities
Payable for investments purchased	$5,773,778
Payable for fund shares redeemed	99,424
Accrued management fee	82,843
Distribution and service plan fees payable	1,884
Total Liabilities		5,957,929
Net Assets		$348,855,645
Net Assets consist of:
Paid in capital		$363,093,924
Total accumulated earnings (loss)		(14,238,279)
Net Assets		$348,855,645

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,697,143 ÷ 356,446 shares) (a)		$10.37
Maximum offering price per share (100/94.25 of $10.37)		$11.00
Class M :
Net Asset Value and redemption price per share ($835,500 ÷ 80,898 shares) (a)		$10.33
Maximum offering price per share (100/96.50 of $10.33)		$10.70
Class C :
Net Asset Value and offering price per share ($1,022,645 ÷ 100,074 shares) (a)		$10.22
Fidelity Freedom Blend 2060 Fund :
Net Asset Value , offering price and redemption price per share ($18,865,719 ÷ 1,809,786 shares)		$10.42
Class K :
Net Asset Value , offering price and redemption price per share ($3,416,065 ÷ 327,337 shares)		$10.44
Class K6 :
Net Asset Value , offering price and redemption price per share ($191,248,711 ÷ 18,269,096 shares)		$10.47
Class I :
Net Asset Value , offering price and redemption price per share ($14,509,667 ÷ 1,394,291 shares)		$10.41
Class Z :
Net Asset Value , offering price and redemption price per share ($831,766 ÷ 79,575 shares)		$10.45
Class Z6 :
Net Asset Value , offering price and redemption price per share ($29,366,327 ÷ 2,808,021 shares)		$10.46
Premier Class :
Net Asset Value , offering price and redemption price per share ($85,062,102 ÷ 8,132,858 shares)		$10.46
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$7,609,830
Interest		8,898
Income from Fidelity Central Funds		10,018
Total Income		7,628,746
Expenses
Management fee	$808,002
Distribution and service plan fees	17,815
Independent trustees' fees and expenses	940
Total expenses before reductions	826,757
Expense reductions	(90)
Total expenses after reductions		826,667
Net Investment income (loss)		6,802,079
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(5,335,697)
Futures contracts	(596,012)
Capital gain distributions from underlying funds:
Affiliated issuers	3,852,290
Total net realized gain (loss)		(2,079,419)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	159
Affiliated issuers	(14,816,227)
Futures contracts	(68,828)
Total change in net unrealized appreciation (depreciation)		(14,884,896)
Net gain (loss)		(16,964,315)
Net increase (decrease) in net assets resulting from operations		$(10,162,236)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,802,079	$5,035,576
Net realized gain (loss)	(2,079,419)	12,913,178
Change in net unrealized appreciation (depreciation)	(14,884,896)	(16,230,378)
Net increase (decrease) in net assets resulting from operations	(10,162,236)	1,718,376
Distributions to shareholders	(14,239,460)	(15,684,311)
Share transactions - net increase (decrease)	138,458,629	116,988,606
Total increase (decrease) in net assets	114,056,933	103,022,671

Net Assets
Beginning of period	234,798,712	131,776,041
End of period	$348,855,645	$234,798,712

Financial Highlights
Fidelity Advisor Freedom® Blend 2060 Fund Class A

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.82	$12.38	$8.30	$9.53	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.21	.24	.10	.16	.08
Net realized and unrealized gain (loss)	(1.10)	.20	4.45	(1.11)	(.27)
Total from investment operations	(.89)	.44	4.55	(.95)	(.19)
Distributions from net investment income	(.21)	(.28)	(.12)	(.14)	(.14)
Distributions from net realized gain	(.35)	(.72)	(.35)	(.14)	(.15)
Total distributions	(.56)	(1.00)	(.47)	(.28)	(.28) D
Net asset value, end of period	$10.37	$11.82	$12.38	$8.30	$9.53
Total Return E,F,G	(7.33)%	3.08%	55.38%	(10.54)%	(1.50)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.74%	.79%	.79%	.79%	.80% J,K
Expenses net of fee waivers, if any	.74%	.79%	.79%	.79%	.80% J,K
Expenses net of all reductions	.74%	.79%	.79%	.79%	.80% J,K
Net investment income (loss)	2.12%	1.90%	.93%	1.62%	1.50% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,697	$2,021	$1,205	$493	$243
Portfolio turnover rate L	14%	22%	22%	27%	11% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2060 Fund Class M

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.78	$12.35	$8.29	$9.53	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.21	.07	.14	.07
Net realized and unrealized gain (loss)	(1.10)	.19	4.45	(1.12)	(.26)
Total from investment operations	(.91)	.40	4.52	(.98)	(.19)
Distributions from net investment income	(.19)	(.25)	(.11)	(.12)	(.13)
Distributions from net realized gain	(.35)	(.72)	(.35)	(.14)	(.15)
Total distributions	(.54)	(.97)	(.46)	(.26)	(.28)
Net asset value, end of period	$10.33	$11.78	$12.35	$8.29	$9.53
Total Return D,E,F	(7.55)%	2.79%	55.06%	(10.80)%	(1.59)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99%	1.04%	1.04%	1.04%	1.04% I
Expenses net of fee waivers, if any	.99%	1.04%	1.04%	1.04%	1.04% I
Expenses net of all reductions	.99%	1.04%	1.04%	1.04%	1.04% I
Net investment income (loss)	1.87%	1.65%	.68%	1.37%	1.25% I
Supplemental Data
Net assets, end of period (000 omitted)	$836	$589	$414	$174	$143
Portfolio turnover rate J	14%	22%	22%	27%	11% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2060 Fund Class C

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.68	$12.27	$8.26	$9.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.14	.02	.09	.04
Net realized and unrealized gain (loss)	(1.09)	.20	4.41	(1.11)	(.26)
Total from investment operations	(.95)	.34	4.43	(1.02)	(.22)
Distributions from net investment income	(.16)	(.21)	(.07)	(.10)	(.12)
Distributions from net realized gain	(.35)	(.72)	(.35)	(.14)	(.15)
Total distributions	(.51)	(.93)	(.42)	(.24)	(.26) D
Net asset value, end of period	$10.22	$11.68	$12.27	$8.26	$9.52
Total Return E,F,G	(8.01)%	2.30%	54.17%	(11.22)%	(1.87)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.49%	1.54%	1.54%	1.54%	1.54% J
Expenses net of fee waivers, if any	1.49%	1.54%	1.54%	1.54%	1.54% J
Expenses net of all reductions	1.49%	1.54%	1.54%	1.54%	1.54% J
Net investment income (loss)	1.37%	1.15%	.18%	.87%	.76% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,023	$644	$484	$222	$107
Portfolio turnover rate K	14%	22%	22%	27%	11% J

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2060 Fund

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.86	$12.41	$8.31	$9.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.27	.13	.18	.09
Net realized and unrealized gain (loss)	(1.11)	.20	4.46	(1.11)	(.25)
Total from investment operations	(.87)	.47	4.59	(.93)	(.16)
Distributions from net investment income	(.22)	(.30)	(.14)	(.16)	(.15)
Distributions from net realized gain	(.35)	(.72)	(.35)	(.14)	(.15)
Total distributions	(.57)	(1.02)	(.49)	(.30)	(.30)
Net asset value, end of period	$10.42	$11.86	$12.41	$8.31	$9.54
Total Return D,E	(7.13)%	3.31%	55.78%	(10.35)%	(1.27)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.49%	.54%	.54%	.55% H	.54% I
Expenses net of fee waivers, if any	.49%	.54%	.54%	.55% H	.54% I
Expenses net of all reductions	.49%	.54%	.54%	.55% H	.54% I
Net investment income (loss)	2.37%	2.15%	1.18%	1.87%	1.75% I
Supplemental Data
Net assets, end of period (000 omitted)	$18,866	$14,201	$6,778	$2,773	$453
Portfolio turnover rate J	14%	22%	22%	27%	11% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2060 Fund Class K

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.87	$12.42	$8.31	$9.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.29	.14	.20	.10
Net realized and unrealized gain (loss)	(1.10)	.19	4.47	(1.11)	(.26)
Total from investment operations	(.85)	.48	4.61	(.91)	(.16)
Distributions from net investment income	(.23)	(.30)	(.14)	(.18)	(.15)
Distributions from net realized gain	(.35)	(.72)	(.35)	(.14)	(.15)
Total distributions	(.58)	(1.03) D	(.50) D	(.32)	(.30)
Net asset value, end of period	$10.44	$11.87	$12.42	$8.31	$9.54
Total Return E,F	(6.96)%	3.38%	56.01%	(10.22)%	(1.28)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39%	.44%	.44%	.44%	.44% I
Expenses net of fee waivers, if any	.39%	.44%	.44%	.44%	.44% I
Expenses net of all reductions	.39%	.44%	.44%	.44%	.44% I
Net investment income (loss)	2.47%	2.25%	1.28%	1.97%	1.85% I
Supplemental Data
Net assets, end of period (000 omitted)	$3,416	$3,292	$2,363	$1,307	$99
Portfolio turnover rate J	14%	22%	22%	27%	11% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2060 Fund Class K6

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.90	$12.44	$8.32	$9.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.30	.15	.20	.10
Net realized and unrealized gain (loss)	(1.11)	.19	4.47	(1.10)	(.26)
Total from investment operations	(.85)	.49	4.62	(.90)	(.16)
Distributions from net investment income	(.24)	(.31)	(.15)	(.17)	(.15)
Distributions from net realized gain	(.35)	(.73)	(.35)	(.14)	(.15)
Total distributions	(.58) D	(1.03) D	(.50)	(.32) D	(.30)
Net asset value, end of period	$10.47	$11.90	$12.44	$8.32	$9.54
Total Return E,F	(6.88)%	3.49%	56.17%	(10.12)%	(1.24)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29%	.34%	.34%	.34%	.34% I
Expenses net of fee waivers, if any	.29%	.34%	.34%	.34%	.34% I
Expenses net of all reductions	.29%	.34%	.34%	.34%	.34% I
Net investment income (loss)	2.57%	2.35%	1.38%	2.07%	1.95% I
Supplemental Data
Net assets, end of period (000 omitted)	$191,249	$133,842	$116,569	$44,655	$1,261
Portfolio turnover rate J	14%	22%	22%	27%	11% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2060 Fund Class I

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.85	$12.40	$8.30	$9.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.27	.13	.19	.10
Net realized and unrealized gain (loss)	(1.10)	.20	4.46	(1.12)	(.27)
Total from investment operations	(.86)	.47	4.59	(.93)	(.17)
Distributions from net investment income	(.23)	(.30)	(.13)	(.17)	(.15)
Distributions from net realized gain	(.35)	(.72)	(.35)	(.14)	(.15)
Total distributions	(.58)	(1.02)	(.49) D	(.31)	(.29) D
Net asset value, end of period	$10.41	$11.85	$12.40	$8.30	$9.54
Total Return E,F	(7.05)%	3.33%	55.83%	(10.37)%	(1.31)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49%	.54%	.54%	.54%	.54% I
Expenses net of fee waivers, if any	.49%	.54%	.54%	.54%	.54% I
Expenses net of all reductions	.49%	.54%	.54%	.54%	.54% I
Net investment income (loss)	2.37%	2.15%	1.18%	1.87%	1.75% I
Supplemental Data
Net assets, end of period (000 omitted)	$14,510	$5,359	$2,284	$1,084	$102
Portfolio turnover rate J	14%	22%	22%	27%	11% I

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2060 Fund Class Z

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.89	$12.45	$8.33	$9.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.29	.14	.20	.10
Net realized and unrealized gain (loss)	(1.11)	.19	4.47	(1.11)	(.26)
Total from investment operations	(.86)	.48	4.61	(.91)	(.16)
Distributions from net investment income	(.23)	(.31)	(.14)	(.16)	(.15)
Distributions from net realized gain	(.35)	(.73)	(.35)	(.14)	(.15)
Total distributions	(.58)	(1.04)	(.49)	(.30)	(.30)
Net asset value, end of period	$10.45	$11.89	$12.45	$8.33	$9.54
Total Return D,E	(7.02)%	3.38%	55.93%	(10.17)%	(1.28)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39%	.44%	.44%	.44%	.44% H
Expenses net of fee waivers, if any	.39%	.44%	.44%	.44%	.44% H
Expenses net of all reductions	.39%	.44%	.44%	.44%	.44% H
Net investment income (loss)	2.47%	2.25%	1.28%	1.97%	1.86% H
Supplemental Data
Net assets, end of period (000 omitted)	$832	$545	$139	$89	$99
Portfolio turnover rate I	14%	22%	22%	27%	11% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2060 Fund Class Z6

Years ended March 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$11.89	$12.44	$8.33	$9.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.29	.15	.20	.11
Net realized and unrealized gain (loss)	(1.10)	.21	4.47	(1.10)	(.27)
Total from investment operations	(.84)	.50	4.62	(.90)	(.16)
Distributions from net investment income	(.24)	(.32)	(.15)	(.17)	(.15)
Distributions from net realized gain	(.35)	(.73)	(.36)	(.14)	(.15)
Total distributions	(.59)	(1.05)	(.51)	(.31)	(.30)
Net asset value, end of period	$10.46	$11.89	$12.44	$8.33	$9.54
Total Return D,E	(6.87)%	3.53%	56.07%	(10.10)%	(1.24)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.29%	.34%	.34%	.34%	.34% H
Expenses net of fee waivers, if any	.29%	.34%	.34%	.34%	.34% H
Expenses net of all reductions	.29%	.34%	.34%	.34%	.34% H
Net investment income (loss)	2.57%	2.35%	1.38%	2.07%	1.96% H
Supplemental Data
Net assets, end of period (000 omitted)	$29,366	$12,178	$1,541	$375	$103
Portfolio turnover rate I	14%	22%	22%	27%	11% H

A For the period August 31, 2018 (commencement of operations) through March 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2060 Fund Premier Class

Years ended March 31,	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.89	$12.71
Income from Investment Operations
Net investment income (loss) B,C	.27	.48
Net realized and unrealized gain (loss)	(1.11)	(.25)
Total from investment operations	(.84)	.23
Distributions from net investment income	(.24)	(.33)
Distributions from net realized gain	(.35)	(.73)
Total distributions	(.59)	(1.05) D
Net asset value, end of period	$10.46	$11.89
Total Return E,F	(6.86)%	1.36%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25%	.29% I
Expenses net of fee waivers, if any	.25%	.29% I
Expenses net of all reductions	.25%	.29% I
Net investment income (loss)	2.61%	3.82% I
Supplemental Data
Net assets, end of period (000 omitted)	$85,062	$62,129
Portfolio turnover rate J	14%	22%

A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2065 Fund
Investment Summary March 31, 2023 (Unaudited)
The information in the following tables is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Series Large Cap Value Index Fund	14.2
Fidelity Series Blue Chip Growth Fund	10.9
Fidelity Series Emerging Markets Opportunities Fund	10.5
Fidelity Series Large Cap Stock Fund	7.6
Fidelity Series Large Cap Growth Index Fund	6.9
Fidelity Series International Growth Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series International Value Fund	6.6
Fidelity Series Long-Term Treasury Bond Index Fund	6.2
Fidelity Series Value Discovery Fund	5.2
81.3

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Asset Allocation (% of Fund's net assets)

Fidelity Freedom® Blend 2065 Fund
Schedule of Investments March 31, 2023
Showing Percentage of Net Assets
Domestic Equity Funds - 49.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	695,566	8,325,930
Fidelity Series Commodity Strategy Fund (a)	5,607	557,582
Fidelity Series Large Cap Growth Index Fund (a)	340,730	5,274,501
Fidelity Series Large Cap Stock Fund (a)	327,538	5,781,052
Fidelity Series Large Cap Value Index Fund (a)	776,095	10,787,718
Fidelity Series Small Cap Core Fund (a)	6,626	66,723
Fidelity Series Small Cap Opportunities Fund (a)	215,975	2,643,535
Fidelity Series Value Discovery Fund (a)	274,470	3,952,363
TOTAL DOMESTIC EQUITY FUNDS (Cost $37,816,075)		37,389,404

International Equity Funds - 40.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	157,416	2,162,892
Fidelity Series Emerging Markets Fund (a)	203,438	1,660,056
Fidelity Series Emerging Markets Opportunities Fund (a)	485,480	7,995,860
Fidelity Series International Growth Fund (a)	317,931	5,020,124
Fidelity Series International Index Fund (a)	187,213	2,081,813
Fidelity Series International Small Cap Fund (a)	98,397	1,575,332
Fidelity Series International Value Fund (a)	471,559	5,007,952
Fidelity Series Overseas Fund (a)	417,973	5,015,679
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $31,066,007)		30,519,708

Bond Funds - 9.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	57,506	464,077
Fidelity Series Corporate Bond Fund (a)	36,660	335,439
Fidelity Series Emerging Markets Debt Fund (a)	13,847	101,778
Fidelity Series Emerging Markets Debt Local Currency Fund (a)(b)	3,749	34,231
Fidelity Series Floating Rate High Income Fund (a)	8,431	74,782
Fidelity Series Government Bond Index Fund (a)	52,713	493,398
Fidelity Series Investment Grade Bond Fund (a)	49,967	504,164
Fidelity Series Investment Grade Securitized Fund (a)	38,305	345,895
Fidelity Series Long-Term Treasury Bond Index Fund (a)	760,782	4,724,454
Fidelity Series Real Estate Income Fund (a)	14,522	137,958
TOTAL BOND FUNDS (Cost $7,587,523)		7,216,176

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (c)	25	25
Fidelity Series Government Money Market Fund 4.91% (a)(d)	259,024	259,024
Fidelity Series Short-Term Credit Fund (a)	6,921	66,789
Fidelity Series Treasury Bill Index Fund (a)	66,764	664,299
TOTAL SHORT-TERM FUNDS (Cost $989,352)		990,137

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $77,458,957)	76,115,425
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,069)
NET ASSETS - 100.0%	76,113,356

Legend

(a)	Affiliated Fund
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	105	-	80	-	-	-	25	0.0%
Total	105	-	80	-	-	-	25

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	36,618	454,724	23,707	21,540	(3,274)	(284)	464,077
Fidelity Series Blue Chip Growth Fund	3,909,460	5,995,731	1,297,305	174,197	(389,332)	107,376	8,325,930
Fidelity Series Canada Fund	1,205,031	1,537,432	449,762	51,444	(19,553)	(110,256)	2,162,892
Fidelity Series Commodity Strategy Fund	547,302	1,039,447	565,652	386,704	(265,722)	(197,793)	557,582
Fidelity Series Corporate Bond Fund	40,358	372,662	79,765	1,523	(2,336)	4,520	335,439
Fidelity Series Emerging Markets Debt Fund	185,903	87,283	158,316	5,133	(25,535)	12,443	101,778
Fidelity Series Emerging Markets Debt Local Currency Fund	60,673	29,339	55,311	-	(8,180)	7,710	34,231
Fidelity Series Emerging Markets Fund	515,955	1,340,508	162,336	19,510	(39,433)	5,362	1,660,056
Fidelity Series Emerging Markets Opportunities Fund	4,731,149	5,462,680	1,802,293	164,890	(442,337)	46,661	7,995,860
Fidelity Series Floating Rate High Income Fund	36,480	79,574	39,912	3,460	(1,319)	(41)	74,782
Fidelity Series Government Bond Index Fund	58,598	577,874	144,103	1,376	(1,977)	3,006	493,398
Fidelity Series Government Money Market Fund 4.91%	-	606,150	347,126	4,363	-	-	259,024
Fidelity Series High Income Fund	221,528	29,423	241,767	1,980	(14,392)	5,208	-
Fidelity Series International Developed Markets Bond Index Fund	-	13,781	13,669	-	(112)	-	-
Fidelity Series International Growth Fund	2,409,985	3,245,141	713,962	123,831	(80,565)	159,525	5,020,124
Fidelity Series International Index Fund	1,023,449	1,266,222	259,366	39,493	(20,343)	71,851	2,081,813
Fidelity Series International Small Cap Fund	751,462	945,260	67,919	66,588	(10,524)	(42,947)	1,575,332
Fidelity Series International Value Fund	2,433,334	3,200,920	704,031	120,675	(39,999)	117,728	5,007,952
Fidelity Series Investment Grade Bond Fund	61,830	591,193	150,888	2,256	(2,665)	4,694	504,164
Fidelity Series Investment Grade Securitized Fund	41,836	391,608	88,517	1,336	(1,127)	2,095	345,895
Fidelity Series Large Cap Growth Index Fund	2,465,441	3,572,947	645,370	43,966	(64,989)	(53,528)	5,274,501
Fidelity Series Large Cap Stock Fund	2,748,109	3,869,818	746,980	218,198	(45,439)	(44,456)	5,781,052
Fidelity Series Large Cap Value Index Fund	5,264,942	7,290,826	1,215,874	303,822	(47,444)	(504,732)	10,787,718
Fidelity Series Long-Term Treasury Bond Index Fund	1,963,437	4,103,666	939,749	92,312	(176,587)	(226,313)	4,724,454
Fidelity Series Overseas Fund	2,422,915	3,173,760	689,844	64,986	(86,381)	195,229	5,015,679
Fidelity Series Real Estate Income Fund	130,040	173,207	141,139	13,083	(11,662)	(12,488)	137,958
Fidelity Series Short-Term Credit Fund	-	72,083	5,973	429	(17)	696	66,789
Fidelity Series Small Cap Core Fund	-	63,962	-	-	-	2,761	66,723
Fidelity Series Small Cap Opportunities Fund	1,322,375	1,746,184	311,331	83,305	(68,411)	(45,282)	2,643,535
Fidelity Series Treasury Bill Index Fund	-	1,177,227	512,626	10,452	(391)	89	664,299
Fidelity Series Value Discovery Fund	1,945,173	2,795,544	531,599	160,666	(19,679)	(237,076)	3,952,363
	36,533,383	55,306,176	13,106,192	2,181,518	(1,889,725)	(728,242)	76,115,400

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	37,389,404	37,389,404	-	-

International Equity Funds	30,519,708	30,519,708	-	-

Bond Funds	7,216,176	7,216,176	-	-

Short-Term Funds	990,137	990,137	-	-
Total Investments in Securities:	76,115,425	76,115,425	-	-

Fidelity Freedom® Blend 2065 Fund
Financial Statements
Statement of Assets and Liabilities
		March 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $25)	$25
Other affiliated issuers (cost $77,458,932)	76,115,400

Total Investment in Securities (cost $77,458,957)		$76,115,425
Cash		170
Receivable for investments sold		658,849
Receivable for fund shares sold		764,105
Total assets		77,538,549
Liabilities
Payable for investments purchased	$1,372,820
Payable for fund shares redeemed	32,728
Accrued management fee	18,579
Distribution and service plan fees payable	1,066
Total Liabilities		1,425,193
Net Assets		$76,113,356
Net Assets consist of:
Paid in capital		$79,383,251
Total accumulated earnings (loss)		(3,269,895)
Net Assets		$76,113,356

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,076,565 ÷ 192,770 shares) (a)		$10.77
Maximum offering price per share (100/94.25 of $10.77)		$11.43
Class M :
Net Asset Value and redemption price per share ($421,757 ÷ 39,190 shares) (a)		$10.76
Maximum offering price per share (100/96.50 of $10.76)		$11.15
Class C :
Net Asset Value and offering price per share ($606,047 ÷ 56,797 shares) (a)		$10.67
Fidelity Freedom Blend 2065 Fund :
Net Asset Value , offering price and redemption price per share ($5,708,419 ÷ 527,231 shares)		$10.83
Class K :
Net Asset Value , offering price and redemption price per share ($1,094,592 ÷ 100,922 shares)		$10.85
Class K6 :
Net Asset Value , offering price and redemption price per share ($47,534,272 ÷ 4,381,630 shares)		$10.85
Class I :
Net Asset Value , offering price and redemption price per share ($2,373,763 ÷ 219,088 shares)		$10.83
Class Z :
Net Asset Value , offering price and redemption price per share ($233,595 ÷ 21,494 shares)		$10.87
Class Z6 :
Net Asset Value , offering price and redemption price per share ($4,926,354 ÷ 453,659 shares)		$10.86
Premier Class :
Net Asset Value , offering price and redemption price per share ($11,137,992 ÷ 1,026,862 shares)		$10.85
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended March 31, 2023
Investment Income
Dividends:
Affiliated issuers		$1,466,305
Expenses
Management fee	$158,281
Distribution and service plan fees	10,281
Independent trustees' fees and expenses	169
Total expenses before reductions	168,731
Expense reductions	(2)
Total expenses after reductions		168,729
Net Investment income (loss)		1,297,576
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(1,889,725)
Capital gain distributions from underlying funds:
Affiliated issuers	715,213
Total net realized gain (loss)		(1,174,512)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(728,242)
Total change in net unrealized appreciation (depreciation)		(728,242)
Net gain (loss)		(1,902,754)
Net increase (decrease) in net assets resulting from operations		$(605,178)
Statement of Changes in Net Assets

	Year ended March 31, 2023	Year ended March 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,297,576	$631,900
Net realized gain (loss)	(1,174,512)	1,494,133
Change in net unrealized appreciation (depreciation)	(728,242)	(2,267,454)
Net increase (decrease) in net assets resulting from operations	(605,178)	(141,421)
Distributions to shareholders	(2,401,041)	(1,809,366)
Share transactions - net increase (decrease)	42,587,296	25,585,262
Total increase (decrease) in net assets	39,581,077	23,634,475

Net Assets
Beginning of period	36,532,279	12,897,804
End of period	$76,113,356	$36,532,279

Financial Highlights
Fidelity Advisor Freedom® Blend 2065 Fund Class A

Years ended March 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$12.64	$8.42	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.23	.27	.11	.14
Net realized and unrealized gain (loss)	(1.15)	.17	4.51	(1.43)
Total from investment operations	(.92)	.44	4.62	(1.29)
Distributions from net investment income	(.22)	(.27)	(.11)	(.16)
Distributions from net realized gain	(.31)	(.61)	(.29)	(.14)
Total distributions	(.52) D	(.87) D	(.40)	(.29) D
Net asset value, end of period	$10.77	$12.21	$12.64	$8.42
Total Return E,F,G	(7.34)%	3.10%	55.34%	(13.48)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.74%	.79%	.79%	.79% J
Expenses net of fee waivers, if any	.74%	.79%	.79%	.79% J
Expenses net of all reductions	.74%	.79%	.79%	.79% J
Net investment income (loss)	2.20%	2.05%	1.00%	1.78% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,077	$869	$466	$154
Portfolio turnover rate K	26%	33%	38%	29% J

A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2065 Fund Class M

Years ended March 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$12.63	$8.42	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.20	.23	.08	.12
Net realized and unrealized gain (loss)	(1.13)	.17	4.51	(1.42)
Total from investment operations	(.93)	.40	4.59	(1.30)
Distributions from net investment income	(.19)	(.23)	(.09)	(.14)
Distributions from net realized gain	(.31)	(.61)	(.29)	(.14)
Total distributions	(.50)	(.84)	(.38)	(.28)
Net asset value, end of period	$10.76	$12.19	$12.63	$8.42
Total Return D,E,F	(7.50)%	2.76%	54.90%	(13.60)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99%	1.04%	1.04%	1.05% I,J
Expenses net of fee waivers, if any	.99%	1.04%	1.04%	1.05% I,J
Expenses net of all reductions	.99%	1.04%	1.04%	1.05% I,J
Net investment income (loss)	1.95%	1.79%	.75%	1.53% I
Supplemental Data
Net assets, end of period (000 omitted)	$422	$338	$358	$165
Portfolio turnover rate K	26%	33%	38%	29% I

A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2065 Fund Class C

Years ended March 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.11	$12.58	$8.40	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.15	.17	.03	.08
Net realized and unrealized gain (loss)	(1.13)	.16	4.49	(1.42)
Total from investment operations	(.98)	.33	4.52	(1.34)
Distributions from net investment income	(.16)	(.19)	(.05)	(.12)
Distributions from net realized gain	(.31)	(.61)	(.29)	(.14)
Total distributions	(.46) D	(.80)	(.34)	(.26)
Net asset value, end of period	$10.67	$12.11	$12.58	$8.40
Total Return E,F,G	(7.95)%	2.21%	54.22%	(13.94)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.49%	1.54%	1.54%	1.55% J,K
Expenses net of fee waivers, if any	1.49%	1.54%	1.54%	1.55% J,K
Expenses net of all reductions	1.49%	1.54%	1.54%	1.55% J,K
Net investment income (loss)	1.45%	1.29%	.25%	1.03% J
Supplemental Data
Net assets, end of period (000 omitted)	$606	$501	$339	$156
Portfolio turnover rate L	26%	33%	38%	29% J

A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2065 Fund

Years ended March 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.25	$12.67	$8.43	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.30	.14	.15
Net realized and unrealized gain (loss)	(1.15)	.18	4.52	(1.42)
Total from investment operations	(.89)	.48	4.66	(1.27)
Distributions from net investment income	(.23)	(.29)	(.13)	(.17)
Distributions from net realized gain	(.31)	(.61)	(.29)	(.14)
Total distributions	(.53) D	(.90)	(.42)	(.30) D
Net asset value, end of period	$10.83	$12.25	$12.67	$8.43
Total Return E,F	(7.05)%	3.34%	55.69%	(13.28)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49%	.54%	.54%	.54% I
Expenses net of fee waivers, if any	.49%	.54%	.54%	.54% I
Expenses net of all reductions	.49%	.54%	.54%	.54% I
Net investment income (loss)	2.45%	2.30%	1.25%	2.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,708	$3,662	$1,767	$423
Portfolio turnover rate J	26%	33%	38%	29% I

A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2065 Fund Class K

Years ended March 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.28	$12.69	$8.43	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.27	.32	.15	.16
Net realized and unrealized gain (loss)	(1.15)	.17	4.53	(1.43)
Total from investment operations	(.88)	.49	4.68	(1.27)
Distributions from net investment income	(.24)	(.29)	(.13)	(.17)
Distributions from net realized gain	(.31)	(.61)	(.29)	(.14)
Total distributions	(.55)	(.90)	(.42)	(.30) D
Net asset value, end of period	$10.85	$12.28	$12.69	$8.43
Total Return E,F	(6.96)%	3.47%	55.98%	(13.30)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.39%	.44%	.44%	.44% I
Expenses net of fee waivers, if any	.39%	.44%	.44%	.44% I
Expenses net of all reductions	.39%	.44%	.44%	.44% I
Net investment income (loss)	2.55%	2.40%	1.35%	2.13% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,095	$393	$259	$118
Portfolio turnover rate J	26%	33%	38%	29% I

A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2065 Fund Class K6

Years ended March 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.26	$12.68	$8.43	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.28	.32	.17	.16
Net realized and unrealized gain (loss)	(1.14)	.18	4.52	(1.42)
Total from investment operations	(.86)	.50	4.69	(1.26)
Distributions from net investment income	(.24)	(.30)	(.15)	(.18)
Distributions from net realized gain	(.31)	(.62)	(.29)	(.14)
Total distributions	(.55)	(.92)	(.44)	(.31) D
Net asset value, end of period	$10.85	$12.26	$12.68	$8.43
Total Return E,F	(6.83)%	3.50%	56.09%	(13.20)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29%	.34%	.34%	.34% I
Expenses net of fee waivers, if any	.29%	.34%	.34%	.34% I
Expenses net of all reductions	.29%	.34%	.34%	.34% I
Net investment income (loss)	2.65%	2.50%	1.45%	2.23% I
Supplemental Data
Net assets, end of period (000 omitted)	$47,534	$22,401	$8,863	$1,084
Portfolio turnover rate J	26%	33%	38%	29% I

A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2065 Fund Class I

Years ended March 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.26	$12.68	$8.43	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.30	.14	.15
Net realized and unrealized gain (loss)	(1.16)	.18	4.52	(1.42)
Total from investment operations	(.90)	.48	4.66	(1.27)
Distributions from net investment income	(.23)	(.29)	(.13)	(.16)
Distributions from net realized gain	(.31)	(.61)	(.29)	(.14)
Total distributions	(.53) D	(.90)	(.41) D	(.30)
Net asset value, end of period	$10.83	$12.26	$12.68	$8.43
Total Return E,F	(7.12)%	3.37%	55.77%	(13.34)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49%	.54%	.54%	.54% I
Expenses net of fee waivers, if any	.49%	.54%	.54%	.54% I
Expenses net of all reductions	.49%	.54%	.54%	.54% I
Net investment income (loss)	2.45%	2.30%	1.25%	2.03% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,374	$1,305	$428	$235
Portfolio turnover rate J	26%	33%	38%	29% I

A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2065 Fund Class Z

Years ended March 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.29	$12.70	$8.44	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.27	.32	.15	.16
Net realized and unrealized gain (loss)	(1.15)	.17	4.53	(1.42)
Total from investment operations	(.88)	.49	4.68	(1.26)
Distributions from net investment income	(.23)	(.29)	(.13)	(.17)
Distributions from net realized gain	(.31)	(.61)	(.29)	(.14)
Total distributions	(.54)	(.90)	(.42)	(.30) D
Net asset value, end of period	$10.87	$12.29	$12.70	$8.44
Total Return E,F	(6.97)%	3.43%	55.86%	(13.20)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39%	.44%	.44%	.44% I
Expenses net of fee waivers, if any	.39%	.44%	.44%	.44% I
Expenses net of all reductions	.39%	.44%	.44%	.44% I
Net investment income (loss)	2.55%	2.40%	1.35%	2.13% I
Supplemental Data
Net assets, end of period (000 omitted)	$234	$172	$150	$96
Portfolio turnover rate J	26%	33%	38%	29% I

A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Freedom® Blend 2065 Fund Class Z6

Years ended March 31,	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$12.28	$12.69	$8.44	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.28	.33	.16	.17
Net realized and unrealized gain (loss)	(1.15)	.18	4.52	(1.42)
Total from investment operations	(.87)	.51	4.68	(1.25)
Distributions from net investment income	(.24)	(.30)	(.15)	(.17)
Distributions from net realized gain	(.31)	(.61)	(.29)	(.14)
Total distributions	(.55)	(.92) D	(.43) D	(.31)
Net asset value, end of period	$10.86	$12.28	$12.69	$8.44
Total Return E,F	(6.88)%	3.58%	55.98%	(13.16)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29%	.34%	.34%	.34% I
Expenses net of fee waivers, if any	.29%	.34%	.34%	.34% I
Expenses net of all reductions	.29%	.34%	.34%	.34% I
Net investment income (loss)	2.65%	2.50%	1.45%	2.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,926	$1,027	$267	$97
Portfolio turnover rate J	26%	33%	38%	29% I

A For the period June 28, 2019 (commencement of operations) through March 31, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Freedom® Blend 2065 Fund Premier Class

Years ended March 31,	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.26	$12.96
Income from Investment Operations
Net investment income (loss) B,C	.28	.47
Net realized and unrealized gain (loss)	(1.14)	(.24)
Total from investment operations	(.86)	.23
Distributions from net investment income	(.24)	(.31)
Distributions from net realized gain	(.31)	(.62)
Total distributions	(.55)	(.93)
Net asset value, end of period	$10.85	$12.26
Total Return D,E	(6.81)%	1.36%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25%	.29% H
Expenses net of fee waivers, if any	.25%	.29% H
Expenses net of all reductions	.25%	.29% H
Net investment income (loss)	2.69%	3.68% H
Supplemental Data
Net assets, end of period (000 omitted)	$11,138	$5,864
Portfolio turnover rate I	26%	33%

A For the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended March 31, 2023

1. Organization.
Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund and Fidelity Freedom Blend 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Fidelity Freedom Blend, Class K, Class K6, Class I, Class Z, Class Z6 and Premier Class shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I, Class Z and Class Z6 are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The aggregate value of investments by input level as of March 31, 2023 is included at the end of each Fund's Schedule of Investments.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.   Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2023, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Blend Income Fund	$101,692,463	$1,485,880	$ (9,196,190)	$ (7,710,310)
Fidelity Freedom Blend 2005 Fund	25,026,834	460,696	(2,157,740)	(1,697,044)
Fidelity Freedom Blend 2010 Fund	84,743,051	2,314,653	(7,936,471)	(5,621,818)
Fidelity Freedom Blend 2015 Fund	238,663,900	8,812,256	(22,527,284)	(13,715,028)
Fidelity Freedom Blend 2020 Fund	801,097,774	35,707,196	(77,138,274)	(41,431,078)
Fidelity Freedom Blend 2025 Fund	1,565,165,530	70,433,521	(161,211,037)	(90,777,516)
Fidelity Freedom Blend 2030 Fund	1,895,602,195	88,586,311	(183,707,515)	(95,121,204)
Fidelity Freedom Blend 2035 Fund	1,954,182,318	100,155,067	(181,111,249)	(80,956,182)
Fidelity Freedom Blend 2040 Fund	1,731,824,456	99,579,020	(156,168,330)	(56,589,310)
Fidelity Freedom Blend 2045 Fund	1,516,379,059	87,165,238	(137,600,580)	(50,435,342)
Fidelity Freedom Blend 2050 Fund	1,310,994,677	74,585,737	(117,551,140)	(42,965,403)
Fidelity Freedom Blend 2055 Fund	820,065,785	42,872,903	(73,678,272)	(30,805,369)
Fidelity Freedom Blend 2060 Fund	363,795,964	16,543,807	(31,505,658)	(14,961,851)
Fidelity Freedom Blend 2065 Fund	79,578,528	2,443,096	(5,906,199)	(3,463,103)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Freedom Blend Income Fund	$189,959	$-	$(1,138,831)	$(7,710,310)
Fidelity Freedom Blend 2005 Fund	95,056	-	(369,056)	(1,697,044)
Fidelity Freedom Blend 2010 Fund	138,490	-	(1,538,374)	(5,621,818)
Fidelity Freedom Blend 2015 Fund	651,249	-	(2,950,681)	(13,715,028)
Fidelity Freedom Blend 2020 Fund	1,762,443	-	(6,486,913)	(41,431,078)
Fidelity Freedom Blend 2025 Fund	1,922,614	-	(12,768,430)	(90,777,516)
Fidelity Freedom Blend 2030 Fund	3,146,067	-	-	(95,121,204)
Fidelity Freedom Blend 2035 Fund	2,153,635	554,804	-	(80,956,182)
Fidelity Freedom Blend 2040 Fund	331,564	-	-	(56,589,310)
Fidelity Freedom Blend 2045 Fund	224,421	1,357,561	-	(50,435,342)
Fidelity Freedom Blend 2050 Fund	188,939	695,424	-	(42,965,403)
Fidelity Freedom Blend 2055 Fund	97,240	1,217,030	-	(30,805,369)
Fidelity Freedom Blend 2060 Fund	44,336	679,237	-	(14,961,851)
Fidelity Freedom Blend 2065 Fund	3,269	189,940	-	(3,463,103)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Freedom Blend Income Fund	$(445,762)	$(693,069)	$ (1,138,831)
Fidelity Freedom Blend 2005 Fund	(92,913)	(276,143)	(369,056)
Fidelity Freedom Blend 2010 Fund	(694,386)	(843,988)	(1,538,374)
Fidelity Freedom Blend 2015 Fund	(1,380,809)	(1,569,872)	(2,950,681)
Fidelity Freedom Blend 2020 Fund	(4,818,836)	(1,668,077)	(6,486,913)
Fidelity Freedom Blend 2025 Fund	(6,698,827)	(6,069,603)	(12,768,430)

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2022 to March 31, 2023. Loss deferrals were as follows:

Capital losses
Fidelity Freedom Blend 2030 Fund	(4,040,552)
Fidelity Freedom Blend 2040 Fund	(280,939)

The tax character of distributions paid was as follows:

March 31, 2023
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Blend Income Fund	$3,019,140	$1,116,894	$4,136,034
Fidelity Freedom Blend 2005 Fund	776,501	389,198	1,165,699
Fidelity Freedom Blend 2010 Fund	2,642,802	1,469,179	4,111,981
Fidelity Freedom Blend 2015 Fund	7,111,084	5,220,236	12,331,320
Fidelity Freedom Blend 2020 Fund	21,409,414	18,345,131	39,754,545
Fidelity Freedom Blend 2025 Fund	40,118,995	32,370,011	72,489,006
Fidelity Freedom Blend 2030 Fund	43,334,671	38,049,431	81,384,102
Fidelity Freedom Blend 2035 Fund	39,737,412	45,222,370	84,959,782
Fidelity Freedom Blend 2040 Fund	35,563,175	46,762,724	82,325,899
Fidelity Freedom Blend 2045 Fund	31,149,116	41,106,455	72,255,571
Fidelity Freedom Blend 2050 Fund	27,058,159	34,475,003	61,533,162
Fidelity Freedom Blend 2055 Fund	16,169,861	19,924,330	36,094,191
Fidelity Freedom Blend 2060 Fund	6,737,000	7,502,460	14,239,460
Fidelity Freedom Blend 2065 Fund	1,299,103	1,101,938	2,401,041

March 31, 2022
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Freedom Blend Income Fund	$2,371,871	$934,474	$3,306,345
Fidelity Freedom Blend 2005 Fund	779,657	447,765	1,227,422
Fidelity Freedom Blend 2010 Fund	2,642,138	2,609,888	5,252,026
Fidelity Freedom Blend 2015 Fund	8,614,983	8,956,429	17,571,412
Fidelity Freedom Blend 2020 Fund	30,030,194	29,502,521	59,532,715
Fidelity Freedom Blend 2025 Fund	53,647,858	42,085,243	95,733,101
Fidelity Freedom Blend 2030 Fund	59,228,836	47,795,612	107,024,448
Fidelity Freedom Blend 2035 Fund	60,645,134	53,843,811	114,488,945
Fidelity Freedom Blend 2040 Fund	57,172,632	53,870,254	111,042,886
Fidelity Freedom Blend 2045 Fund	49,957,940	46,992,547	96,950,487
Fidelity Freedom Blend 2050 Fund	41,452,681	38,440,119	79,892,800
Fidelity Freedom Blend 2055 Fund	23,197,415	20,867,991	44,065,406
Fidelity Freedom Blend 2060 Fund	8,528,089	7,156,222	15,684,311
Fidelity Freedom Blend 2065 Fund	1,069,783	739,583	1,809,366

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Freedom Blend Income Fund
Equity Risk
Futures Contracts	(69,321)	(91,790)
Total Equity Risk	(69,321)	(91,790)
Interest Rate Risk
Futures Contracts	(112,517)	46,781
Total Interest Rate Risk	(112,517)	46,781
Totals	$(181,838)	$(45,009)
Fidelity Freedom Blend 2010 Fund
Equity Risk
Futures Contracts	(88,594)	(85,488)
Total Equity Risk	(88,594)	(85,488)
Interest Rate Risk
Futures Contracts	(100,672)	40,249
Total Interest Rate Risk	(100,672)	40,249
Totals	$(189,266)	$(45,239)
Fidelity Freedom Blend 2015 Fund
Equity Risk
Futures Contracts	(227,048)	(223,610)
Total Equity Risk	(227,048)	(223,610)
Interest Rate Risk
Futures Contracts	(288,075)	106,086
Total Interest Rate Risk	(288,075)	106,086
Totals	$(515,123)	$(117,524)
Fidelity Freedom Blend 2020 Fund
Equity Risk
Futures Contracts	(646,676)	(762,288)
Total Equity Risk	(646,676)	(762,288)
Interest Rate Risk
Futures Contracts	(923,130)	371,832
Total Interest Rate Risk	(923,130)	371,832
Totals	$(1,569,806)	$(390,456)
Fidelity Freedom Blend 2025 Fund
Equity Risk
Futures Contracts	(1,331,594)	(1,417,318)
Total Equity Risk	(1,331,594)	(1,417,318)
Interest Rate Risk
Futures Contracts	(1,775,868)	715,608
Total Interest Rate Risk	(1,775,868)	715,608
Totals	$(3,107,462)	$(701,710)
Fidelity Freedom Blend 2030 Fund
Equity Risk
Futures Contracts	(1,463,923)	(1,556,741)
Total Equity Risk	(1,463,923)	(1,556,741)
Interest Rate Risk
Futures Contracts	(2,026,655)	871,771
Total Interest Rate Risk	(2,026,655)	871,771
Totals	$(3,490,578)	$(684,970)
Fidelity Freedom Blend 2035 Fund
Equity Risk
Futures Contracts	(1,649,871)	(1,462,229)
Total Equity Risk	(1,649,871)	(1,462,229)
Interest Rate Risk
Futures Contracts	(2,052,792)	898,667
Total Interest Rate Risk	(2,052,792)	898,667
Totals	$(3,702,663)	$(563,562)
Fidelity Freedom Blend 2040 Fund
Equity Risk
Futures Contracts	(1,493,367)	(1,230,342)
Total Equity Risk	(1,493,367)	(1,230,342)
Interest Rate Risk
Futures Contracts	(1,840,518)	810,900
Total Interest Rate Risk	(1,840,518)	810,900
Totals	$(3,333,885)	$(419,442)
Fidelity Freedom Blend 2045 Fund
Equity Risk
Futures Contracts	(1,363,351)	(1,090,195)
Total Equity Risk	(1,363,351)	(1,090,195)
Interest Rate Risk
Futures Contracts	(1,582,308)	709,898
Total Interest Rate Risk	(1,582,308)	709,898
Totals	$(2,945,659)	$(380,297)
Fidelity Freedom Blend 2050 Fund
Equity Risk
Futures Contracts	(1,184,045)	(948,085)
Total Equity Risk	(1,184,045)	(948,085)
Interest Rate Risk
Futures Contracts	(1,342,973)	613,329
Total Interest Rate Risk	(1,342,973)	613,329
Totals	$(2,527,018)	$(334,756)
Fidelity Freedom Blend 2055 Fund
Equity Risk
Futures Contracts	(677,107)	(573,201)
Total Equity Risk	(677,107)	(573,201)
Interest Rate Risk
Futures Contracts	(797,790)	379,030
Total Interest Rate Risk	(797,790)	379,030
Totals	$(1,474,897)	$(194,171)
Fidelity Freedom Blend 2060 Fund
Equity Risk
Futures Contracts	(275,940)	(234,115)
Total Equity Risk	(275,940)	(234,115)
Interest Rate Risk
Futures Contracts	(320,072)	165,287
Total Interest Rate Risk	(320,072)	165,287
Totals	$(596,012)	$(68,828)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock marketbond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Blend Income Fund	47,927,565	36,447,572
Fidelity Freedom Blend 2005 Fund	12,503,498	12,420,809
Fidelity Freedom Blend 2010 Fund	33,546,314	36,179,343
Fidelity Freedom Blend 2015 Fund	73,695,832	79,497,480
Fidelity Freedom Blend 2020 Fund	285,225,020	264,117,673
Fidelity Freedom Blend 2025 Fund	517,210,027	392,681,080
Fidelity Freedom Blend 2030 Fund	688,214,082	370,638,039
Fidelity Freedom Blend 2035 Fund	714,630,613	308,952,824
Fidelity Freedom Blend 2040 Fund	610,948,686	259,244,142
Fidelity Freedom Blend 2045 Fund	520,097,753	199,572,922
Fidelity Freedom Blend 2050 Fund	466,608,147	161,690,431
Fidelity Freedom Blend 2055 Fund	321,108,088	93,930,567
Fidelity Freedom Blend 2060 Fund	171,008,178	37,531,439
Fidelity Freedom Blend 2065 Fund	55,306,176	13,106,192

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I, Fidelity Freedom Blend Class)	Annual % of Class-Level Average Net Assets (Classes K, K6, Z, Z6, Premier Class)
Fidelity Freedom Blend Income Fund	.41%	.31%
Fidelity Freedom Blend 2005 Fund	.41%	.31%
Fidelity Freedom Blend 2010 Fund	.41%	.31%
Fidelity Freedom Blend 2015 Fund	.43%	.33%
Fidelity Freedom Blend 2020 Fund	.44%	.34%
Fidelity Freedom Blend 2025 Fund	.45%	.35%
Fidelity Freedom Blend 2030 Fund	.46%	.36%
Fidelity Freedom Blend 2035 Fund	.48%	.38%
Fidelity Freedom Blend 2040 Fund	.49%	.39%
Fidelity Freedom Blend 2045 Fund	.49%	.39%
Fidelity Freedom Blend 2050 Fund	.49%	.39%
Fidelity Freedom Blend 2055 Fund	.49%	.39%
Fidelity Freedom Blend 2060 Fund	.49%	.39%
Fidelity Freedom Blend 2065 Fund	.49%	.39%

Under the expense contract, the investment adviser pays class-level expenses for Class K6, Class Z6 and Premier Class of each Fund as necessary so that Class K6, Class Z6 and Premier Class total expenses do not exceed certain amounts of Class K6, Class Z6 and Premier Class average net assets, respectively, on an annual basis with certain exceptions, as noted in the following table:

	Annual % of Class-Level Average Net Assets (Classes K6, Z6)	Annual % of Class-Level Average Net Assets (Premier Class)
Fidelity Freedom Blend Income Fund	.21%	.19%
Fidelity Freedom Blend 2005 Fund	.21%	.19%
Fidelity Freedom Blend 2010 Fund	.21%	.19%
Fidelity Freedom Blend 2015 Fund	.23%	.20%
Fidelity Freedom Blend 2020 Fund	.24%	.21%
Fidelity Freedom Blend 2025 Fund	.25%	.22%
Fidelity Freedom Blend 2030 Fund	.26%	.23%
Fidelity Freedom Blend 2035 Fund	.28%	.24%
Fidelity Freedom Blend 2040 Fund	.29%	.25%
Fidelity Freedom Blend 2045 Fund	.29%	.25%
Fidelity Freedom Blend 2050 Fund	.29%	.25%
Fidelity Freedom Blend 2055 Fund	.29%	.25%
Fidelity Freedom Blend 2060 Fund	.29%	.25%
Fidelity Freedom Blend 2065 Fund	.29%	.25%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Freedom Blend Income Fund
Class A	- %	.25%	$6,708	$18
Class M	.25%	.25%	594	362
Class C	.75%	.25%	4,059	418
			$11,361	$798
Fidelity Freedom Blend 2005 Fund
Class A	- %	.25%	$942	$75
Class M	.25%	.25%	622	506
Class C	.75%	.25%	1,327	1,062
			$2,891	$1,643
Fidelity Freedom Blend 2010 Fund
Class A	- %	.25%	$2,302	$144
Class M	.25%	.25%	1,510	360
Class C	.75%	.25%	2,425	987
			$6,237	$1,491
Fidelity Freedom Blend 2015 Fund
Class A	- %	.25%	$1,987	$2
Class M	.25%	.25%	4,600	-
Class C	.75%	.25%	5,611	480
			$12,198	$482
Fidelity Freedom Blend 2020 Fund
Class A	- %	.25%	$13,697	$809
Class M	.25%	.25%	6,760	11
Class C	.75%	.25%	11,403	3,504
			$31,860	$4,324
Fidelity Freedom Blend 2025 Fund
Class A	- %	.25%	$21,007	$210
Class M	.25%	.25%	10,408	50
Class C	.75%	.25%	18,945	6,238
			$50,360	$6,498
Fidelity Freedom Blend 2030 Fund
Class A	- %	.25%	$27,282	$774
Class M	.25%	.25%	12,726	35
Class C	.75%	.25%	26,937	8,282
			$66,945	$9,091
Fidelity Freedom Blend 2035 Fund
Class A	- %	.25%	$23,588	$2,563
Class M	.25%	.25%	12,294	11
Class C	.75%	.25%	19,633	5,456
			$55,515	$8,030
Fidelity Freedom Blend 2040 Fund
Class A	- %	.25%	$18,866	$193
Class M	.25%	.25%	7,026	-
Class C	.75%	.25%	23,328	9,038
			$49,220	$9,231
Fidelity Freedom Blend 2045 Fund
Class A	- %	.25%	$13,808	$193
Class M	.25%	.25%	11,526	-
Class C	.75%	.25%	23,635	6,493
			$48,969	$6,686
Fidelity Freedom Blend 2050 Fund
Class A	- %	.25%	$13,988	$321
Class M	.25%	.25%	4,838	22
Class C	.75%	.25%	16,735	6,789
			$35,561	$7,132
Fidelity Freedom Blend 2055 Fund
Class A	- %	.25%	$9,651	$242
Class M	.25%	.25%	4,712	22
Class C	.75%	.25%	8,246	4,548
			$22,609	$4,812
Fidelity Freedom Blend 2060 Fund
Class A	- %	.25%	$6,720	$306
Class M	.25%	.25%	3,368	97
Class C	.75%	.25%	7,727	3,575
			$17,815	$3,978
Fidelity Freedom Blend 2065 Fund
Class A	- %	.25%	$3,274	$197
Class M	.25%	.25%	1,830	389
Class C	.75%	.25%	5,177	2,527
			$10,281	$3,113

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Freedom Blend Income Fund
Class A	$944
Class M	85
Class C A	46
$1,075
Fidelity Freedom Blend 2005 Fund
Class A	$41
Class M	2
Class C A	111
$154
Fidelity Freedom Blend 2010 Fund
Class A	$116
$116
Fidelity Freedom Blend 2015 Fund
Class A	$95
Class M	80
Class C A	64
$239
Fidelity Freedom Blend 2020 Fund
Class A	$388
Class M	290
Class C A	576
$1,254
Fidelity Freedom Blend 2025 Fund
Class A	$2,296
Class M	279
Class C A	461
$3,036
Fidelity Freedom Blend 2030 Fund
Class A	$5,772
Class M	1,219
Class C A	348
$7,339
Fidelity Freedom Blend 2035 Fund
Class A	$7,054
Class M	2,064
Class C A	422
$9,540
Fidelity Freedom Blend 2040 Fund
Class A	$7,652
Class M	949
Class C A	431
$9,032
Fidelity Freedom Blend 2045 Fund
Class A	$7,698
Class M	1,389
Class C A	861
$9,948
Fidelity Freedom Blend 2050 Fund
Class A	$7,451
Class M	1,395
Class C A	701
$9,547
Fidelity Freedom Blend 2055 Fund
Class A	$6,474
Class M	1,135
Class C A	369
$7,978
Fidelity Freedom Blend 2060 Fund
Class A	$7,766
Class M	1,092
Class C A	329
$9,187
Fidelity Freedom Blend 2065 Fund
Class A	$7,069
Class M	524
Class C A	87
$7,680

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."
Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying   table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Freedom Blend Income Fund	1,713,756	47,259
Fidelity Freedom Blend 2005 Fund	450,152	13,955
Fidelity Freedom Blend 2010 Fund	1,376,737	37,364
Fidelity Freedom Blend 2015 Fund	3,222,853	92,740
Fidelity Freedom Blend 2020 Fund	8,363,160	232,171
Fidelity Freedom Blend 2025 Fund	12,326,016	334,712
Fidelity Freedom Blend 2030 Fund	10,623,299	208,876

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Series Inflation-Protected Bond Index Fund, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund and Fidelity Series 5+ Year Inflation-Protected Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Net Assets.
Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying   table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
Fidelity Freedom Blend Income Fund	7,123,121	204,953
Fidelity Freedom Blend 2005 Fund	1,807,311	82,916
Fidelity Freedom Blend 2010 Fund	5,275,327	275,911
Fidelity Freedom Blend 2015 Fund	14,768,487	847,314
Fidelity Freedom Blend 2020 Fund	39,240,243	2,086,632
Fidelity Freedom Blend 2025 Fund	59,280,958	2,290,887
Fidelity Freedom Blend 2030 Fund	48,538,753	1,662,007
Fidelity Freedom Blend 2035 Fund	13,241,355	494,572
Fidelity Freedom Blend 2040 Fund	12,708,507	549,749
Fidelity Freedom Blend 2045 Fund	12,943,681	575,227
Fidelity Freedom Blend 2050 Fund	10,776,444	466,196
Fidelity Freedom Blend 2055 Fund	6,045,813	227,195
Fidelity Freedom Blend 2060 Fund	2,238,361	68,094
Fidelity Freedom Blend 2065 Fund	284,085	5,925

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Freedom Blend Income Fund	$200
Fidelity Freedom Blend 2005 Fund	3
Fidelity Freedom Blend 2010 Fund	161
Fidelity Freedom Blend 2015 Fund	106
Fidelity Freedom Blend 2020 Fund	30
Fidelity Freedom Blend 2025 Fund	29
Fidelity Freedom Blend 2030 Fund	22
Fidelity Freedom Blend 2035 Fund	60
Fidelity Freedom Blend 2040 Fund	45
Fidelity Freedom Blend 2045 Fund	39
Fidelity Freedom Blend 2050 Fund	46
Fidelity Freedom Blend 2055 Fund	36
Fidelity Freedom Blend 2060 Fund	90
Fidelity Freedom Blend 2065 Fund	2

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended March 31, 2023	Year ended March 31, 2022
Fidelity Freedom Blend Income Fund
Distributions to shareholders
Class A	$116,490	$76,412
Class M	4,971	6,205
Class C	14,629	21,630
Fidelity Freedom Blend Income Fund	212,625	239,649
Class K	81,273	29,144
Class K6	1,701,060	1,601,998
Class I	100,153	48,705
Class Z	48,126	71,232
Class Z6	814,022	457,958
Premier Class A	1,042,685	753,412
Total	$4,136,034	$3,306,345
Fidelity Freedom Blend 2005 Fund
Distributions to shareholders
Class A	$16,330	$17,065
Class M	5,347	9,884
Class C	5,080	11,364
Fidelity Freedom Blend 2005 Fund	76,359	90,893
Class K	8,972	20,719
Class K6	412,760	598,501
Class I	27,388	40,600
Class Z	5,997	8,700
Class Z6	114,079	83,920
Premier Class A	493,387	345,776
Total	$1,165,699	$1,227,422
Fidelity Freedom Blend 2010 Fund
Distributions to shareholders
Class A	$45,341	$43,409
Class M	12,704	19,053
Class C	9,567	15,290
Fidelity Freedom Blend 2010 Fund	253,618	320,345
Class K	255,442	476,794
Class K6	1,652,201	2,578,221
Class I	45,027	110,114
Class Z	26,172	11,714
Class Z6	268,466	174,675
Premier Class A	1,543,443	1,502,411
Total	$4,111,981	$5,252,026
Fidelity Freedom Blend 2015 Fund
Distributions to shareholders
Class A	$37,027	$45,834
Class M	44,137	42,974
Class C	24,937	55,979
Fidelity Freedom Blend 2015 Fund	665,666	875,190
Class K	332,573	446,502
Class K6	4,198,317	9,072,606
Class I	249,465	436,484
Class Z	6,127	8,751
Class Z6	1,573,497	1,217,602
Premier Class A	5,199,574	5,369,490
Total	$12,331,320	$17,571,412
Fidelity Freedom Blend 2020 Fund
Distributions to shareholders
Class A	$277,672	$343,598
Class M	64,759	96,522
Class C	53,607	78,103
Fidelity Freedom Blend 2020 Fund	2,818,726	3,296,533
Class K	1,039,799	2,152,977
Class K6	14,649,569	30,245,071
Class I	444,243	921,176
Class Z	39,081	62,797
Class Z6	3,075,626	2,405,226
Premier Class A	17,291,463	19,930,712
Total	$39,754,545	$59,532,715
Fidelity Freedom Blend 2025 Fund
Distributions to shareholders
Class A	$405,884	$404,040
Class M	98,165	143,031
Class C	79,395	92,899
Fidelity Freedom Blend 2025 Fund	4,459,526	4,210,203
Class K	1,603,946	2,711,347
Class K6	28,549,806	48,534,981
Class I	1,218,813	1,989,221
Class Z	105,370	212,564
Class Z6	6,968,137	5,778,512
Premier Class A	28,999,964	31,656,303
Total	$72,489,006	$95,733,101
Fidelity Freedom Blend 2030 Fund
Distributions to shareholders
Class A	$524,867	$586,739
Class M	117,277	189,177
Class C	121,107	197,106
Fidelity Freedom Blend 2030 Fund	4,528,412	4,385,902
Class K	2,179,462	2,873,814
Class K6	30,467,889	52,904,449
Class I	1,827,688	2,849,745
Class Z	252,028	367,357
Class Z6	6,745,403	4,557,776
Premier Class A	34,619,969	38,112,383
Total	$81,384,102	$107,024,448
Fidelity Freedom Blend 2035 Fund
Distributions to shareholders
Class A	$463,827	$357,375
Class M	124,093	82,367
Class C	89,040	131,999
Fidelity Freedom Blend 2035 Fund	5,882,334	5,343,842
Class K	1,517,806	2,748,378
Class K6	29,357,583	53,430,689
Class I	1,398,381	2,036,854
Class Z	77,389	116,232
Class Z6	7,878,264	6,005,398
Premier Class A	38,171,065	44,235,811
Total	$84,959,782	$114,488,945
Fidelity Freedom Blend 2040 Fund
Distributions to shareholders
Class A	$399,557	$409,884
Class M	73,645	76,330
Class C	115,744	134,945
Fidelity Freedom Blend 2040 Fund	6,683,694	5,716,409
Class K	1,297,392	2,345,285
Class K6	28,701,792	51,811,849
Class I	1,338,667	1,554,389
Class Z	194,242	307,930
Class Z6	6,191,127	4,246,529
Premier Class A	37,330,039	44,439,336
Total	$82,325,899	$111,042,886
Fidelity Freedom Blend 2045 Fund
Distributions to shareholders
Class A	$291,421	$242,403
Class M	130,962	161,064
Class C	120,759	166,826
Fidelity Freedom Blend 2045 Fund	3,808,620	3,451,438
Class K	1,131,566	2,249,951
Class K6	25,296,807	44,759,022
Class I	1,345,902	1,345,059
Class Z	143,826	258,147
Class Z6	5,383,249	3,705,795
Premier Class A	34,602,459	40,610,782
Total	$72,255,571	$96,950,487
Fidelity Freedom Blend 2050 Fund
Distributions to shareholders
Class A	$293,937	$285,597
Class M	52,568	69,109
Class C	81,697	98,454
Fidelity Freedom Blend 2050 Fund	3,783,768	3,455,859
Class K	748,216	1,330,121
Class K6	24,014,614	39,393,616
Class I	1,425,202	1,084,022
Class Z	112,709	179,580
Class Z6	4,041,735	2,767,644
Premier Class A	26,978,716	31,228,798
Total	$61,533,162	$79,892,800
Fidelity Freedom Blend 2055 Fund
Distributions to shareholders
Class A	$198,416	$160,223
Class M	48,510	62,566
Class C	42,541	39,444
Fidelity Freedom Blend 2055 Fund	2,353,393	1,914,513
Class K	430,577	792,143
Class K6	16,415,962	24,208,036
Class I	1,062,760	765,068
Class Z	96,290	132,003
Class Z6	2,501,799	1,750,158
Premier Class A	12,943,943	14,241,252
Total	$36,094,191	$44,065,406
Fidelity Freedom Blend 2060 Fund
Distributions to shareholders
Class A	$136,528	$133,173
Class M	33,545	39,479
Class C	35,677	42,557
Fidelity Freedom Blend 2060 Fund	805,084	825,176
Class K	165,421	293,216
Class K6	7,840,731	9,662,007
Class I	478,110	376,888
Class Z	34,983	38,902
Class Z6	982,074	576,640
Premier Class A	3,727,307	3,696,273
Total	$14,239,460	$15,684,311
Fidelity Freedom Blend 2065 Fund
Distributions to shareholders
Class A	$59,011	$51,161
Class M	16,605	25,230
Class C	21,776	26,538
Fidelity Freedom Blend 2065 Fund	199,671	214,302
Class K	35,941	31,781
Class K6	1,490,762	1,034,966
Class I	76,621	66,357
Class Z	9,039	11,690
Class Z6	113,497	53,845
Premier Class A	378,118	293,496
Total	$2,401,041	$1,809,366

A   Distributions for Premier Class are for the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2023	Year ended March 31, 2022	Year ended March 31, 2023	Year ended March 31, 2022
Fidelity Freedom Blend Income Fund
Class A
Shares sold	88,895	161,977	$851,975	$1,774,882
Reinvestment of distributions	12,421	6,990	116,490	76,412
Shares redeemed	(45,358)	(46,851)	(441,332)	(515,320)
Net increase (decrease)	55,958	122,116	$527,133	$1,335,974
Class M
Shares sold	1,834	1,360	$17,489	$14,965
Reinvestment of distributions	504	567	4,727	6,205
Shares redeemed	(3,284)	(6,418)	(31,324)	(70,685)
Net increase (decrease)	(946)	(4,491)	$(9,108)	$(49,515)
Class C
Shares sold	5,226	5,546	$50,512	$60,949
Reinvestment of distributions	1,575	1,993	14,629	21,630
Shares redeemed	(19,122)	(22,606)	(181,719)	(244,733)
Net increase (decrease)	(12,321)	(15,067)	$(116,578)	$(162,154)
Fidelity Freedom Blend Income Fund
Shares sold	103,867	168,412	$983,299	$1,859,202
Reinvestment of distributions	20,632	18,571	194,301	203,539
Shares redeemed	(150,693)	(212,558)	(1,440,713)	(2,328,646)
Net increase (decrease)	(26,194)	(25,575)	$(263,113)	$(265,905)
Class K
Shares sold	273,851	100,946	$2,571,072	$1,102,073
Reinvestment of distributions	8,706	2,659	81,273	29,144
Shares redeemed	(97,177)	(52,482)	(928,355)	(573,087)
Net increase (decrease)	185,380	51,123	$1,723,990	$558,130
Class K6
Shares sold	2,284,114	2,387,707	$21,692,623	$26,144,839
Reinvestment of distributions	180,545	145,997	1,701,060	1,601,998
Shares redeemed	(1,848,023)	(3,768,833)	(17,551,904)	(41,740,068)
Net increase (decrease)	616,636	(1,235,129)	$5,841,779	$(13,993,231)
Class I
Shares sold	27,576	202,021	$261,936	$2,163,601
Reinvestment of distributions	10,638	4,451	100,153	48,705
Shares redeemed	(37,960)	(33,599)	(374,990)	(362,258)
Net increase (decrease)	254	172,873	$(12,901)	$1,850,048
Class Z
Shares sold	1,563	97,421	$14,901	$1,081,329
Reinvestment of distributions	4,744	4,149	44,682	45,477
Shares redeemed	(15,613)	(82,087)	(150,120)	(890,844)
Net increase (decrease)	(9,306)	19,483	$(90,537)	$235,962
Class Z6
Shares sold	686,185	1,807,217	$6,553,385	$19,960,600
Reinvestment of distributions	86,536	41,873	814,022	457,958
Shares redeemed	(240,773)	(324,501)	(2,282,953)	(3,509,523)
Net increase (decrease)	531,948	1,524,589	$5,084,454	$16,909,035
Premier Class A
Shares sold	385,603	2,690,144	$3,699,432	$30,030,288
Reinvestment of distributions	110,664	68,932	1,042,685	753,412
Shares redeemed	(497,401)	(501,159)	(4,724,096)	(5,439,025)
Net increase (decrease)	(1,134)	2,257,917	$18,021	$25,344,675
Fidelity Freedom Blend 2005 Fund
Class A
Shares sold	36,159	38,165	$337,579	$428,940
Reinvestment of distributions	1,736	1,554	16,330	17,065
Shares redeemed	(39,004)	(33,224)	(366,205)	(372,472)
Net increase (decrease)	(1,109)	6,495	$(12,296)	$73,533
Class M
Shares sold	110	10,241	$1,043	$115,367
Reinvestment of distributions	569	902	5,347	9,884
Shares redeemed	(227)	(11,833)	(2,134)	(127,720)
Net increase (decrease)	452	(690)	$4,256	$(2,469)
Class C
Shares sold	2,039	3,243	$19,310	$35,849
Reinvestment of distributions	543	1,040	5,080	11,364
Shares redeemed	(16,173)	(7,131)	(161,648)	(77,521)
Net increase (decrease)	(13,591)	(2,848)	$(137,258)	$(30,308)
Fidelity Freedom Blend 2005 Fund
Shares sold	5,129	24,698	$49,612	$275,660
Reinvestment of distributions	8,073	8,097	75,939	89,062
Shares redeemed	(18,171)	(48,726)	(174,639)	(538,407)
Net increase (decrease)	(4,969)	(15,931)	$(49,088)	$(173,685)
Class K
Shares sold	5,707	4,255	$52,392	$46,808
Reinvestment of distributions	931	1,884	8,972	20,719
Shares redeemed	(36,619)	(8,160)	(336,995)	(89,867)
Net increase (decrease)	(29,981)	(2,021)	$(275,631)	$(22,340)
Class K6
Shares sold	286,989	516,395	$2,754,107	$5,672,447
Reinvestment of distributions	43,770	54,223	412,760	598,501
Shares redeemed	(340,985)	(1,391,954)	(3,300,915)	(15,541,992)
Net increase (decrease)	(10,226)	(821,336)	$(134,048)	$(9,271,044)
Class I
Shares sold	81,492	51,260	$749,658	$579,108
Reinvestment of distributions	2,940	3,704	27,388	40,600
Shares redeemed	(81,725)	(75,088)	(789,743)	(815,935)
Net increase (decrease)	2,707	(20,124)	$(12,697)	$(196,227)
Class Z
Reinvestment of distributions	527	511	4,966	5,631
Shares redeemed	(4,177)	(2,510)	(39,972)	(26,676)
Net increase (decrease)	(3,650)	(1,999)	$(35,006)	$(21,045)
Class Z6
Shares sold	110,083	278,609	$1,061,906	$3,077,787
Reinvestment of distributions	12,147	7,661	114,079	83,920
Shares redeemed	(89,904)	(83,849)	(853,718)	(901,721)
Net increase (decrease)	32,326	202,421	$322,267	$2,259,986
Premier Class A
Shares sold	350,614	1,032,875	$3,280,116	$11,665,240
Reinvestment of distributions	52,607	31,604	493,387	345,776
Shares redeemed	(326,033)	(141,036)	(3,095,278)	(1,578,440)
Net increase (decrease)	77,188	923,443	$678,225	$10,432,576
Fidelity Freedom Blend 2010 Fund
Class A
Shares sold	61,801	13,788	$584,095	$155,652
Reinvestment of distributions	4,893	3,899	45,341	43,409
Shares redeemed	(69,199)	(34,885)	(653,070)	(394,234)
Net increase (decrease)	(2,505)	(17,198)	$(23,634)	$(195,173)
Class M
Shares sold	-	5,102	$ -	$54,922
Reinvestment of distributions	1,351	1,710	12,704	19,053
Shares redeemed	(6,183)	(6,527)	(57,445)	(73,358)
Net increase (decrease)	(4,832)	285	$(44,741)	$617
Class C
Shares sold	1,120	7,319	$10,424	$83,015
Reinvestment of distributions	1,027	1,384	9,567	15,290
Shares redeemed	(5,837)	(2,562)	(54,762)	(27,849)
Net increase (decrease)	(3,690)	6,141	$(34,771)	$70,456
Fidelity Freedom Blend 2010 Fund
Shares sold	195,321	253,553	$1,859,747	$2,833,504
Reinvestment of distributions	25,818	27,939	241,016	310,930
Shares redeemed	(152,573)	(174,895)	(1,446,138)	(1,938,677)
Net increase (decrease)	68,566	106,597	$654,625	$1,205,757
Class K
Shares sold	121,959	254,745	$1,113,513	$2,807,763
Reinvestment of distributions	27,121	42,724	255,441	476,794
Shares redeemed	(503,823)	(336,610)	(4,748,924)	(3,580,850)
Net increase (decrease)	(354,743)	(39,141)	$(3,379,970)	$(296,293)
Class K6
Shares sold	1,259,207	1,602,133	$12,266,739	$18,119,622
Reinvestment of distributions	175,397	229,885	1,652,201	2,578,221
Shares redeemed	(1,552,759)	(4,227,342)	(14,864,399)	(48,522,576)
Net increase (decrease)	(118,155)	(2,395,324)	$(945,459)	$(27,824,733)
Class I
Shares sold	26,510	135,877	$252,216	$1,564,053
Reinvestment of distributions	4,796	9,905	45,026	110,114
Shares redeemed	(66,877)	(117,427)	(639,859)	(1,271,475)
Net increase (decrease)	(35,571)	28,355	$(342,617)	$402,692
Class Z
Shares sold	63,853	-	$617,460	$ -
Reinvestment of distributions	2,715	621	24,954	6,946
Shares redeemed	(3,467)	(8,966)	(34,113)	(100,546)
Net increase (decrease)	63,101	(8,345)	$608,301	$(93,600)
Class Z6
Shares sold	352,161	524,202	$3,349,221	$5,806,859
Reinvestment of distributions	28,610	15,704	268,466	174,675
Shares redeemed	(326,210)	(59,458)	(3,107,777)	(671,595)
Net increase (decrease)	54,561	480,448	$509,910	$5,309,939
Premier Class A
Shares sold	576,095	3,611,516	$5,366,338	$41,480,655
Reinvestment of distributions	164,594	135,471	1,543,443	1,502,411
Shares redeemed	(541,567)	(650,178)	(5,148,885)	(7,191,166)
Net increase (decrease)	199,122	3,096,809	$1,760,896	$35,791,900
Fidelity Freedom Blend 2015 Fund
Class A
Shares sold	61,411	19,952	$586,572	$227,989
Reinvestment of distributions	3,962	4,060	37,026	45,834
Shares redeemed	(22,319)	(13,084)	(213,144)	(146,463)
Net increase (decrease)	43,054	10,928	$410,454	$127,360
Class M
Shares sold	65,534	31,766	$630,673	$365,848
Reinvestment of distributions	4,746	3,805	44,137	42,974
Shares redeemed	(43,851)	(37,736)	(409,421)	(433,430)
Net increase (decrease)	26,429	(2,165)	$265,389	$(24,608)
Class C
Shares sold	5,035	26,631	$47,469	$303,973
Reinvestment of distributions	2,686	4,998	24,937	55,979
Shares redeemed	(6,300)	(41,644)	(56,526)	(450,083)
Net increase (decrease)	1,421	(10,015)	$15,880	$(90,131)
Fidelity Freedom Blend 2015 Fund
Shares sold	692,326	754,335	$6,702,032	$8,639,968
Reinvestment of distributions	60,063	65,672	561,182	742,985
Shares redeemed	(583,474)	(634,459)	(5,550,362)	(7,283,463)
Net increase (decrease)	168,915	185,548	$1,712,852	$2,099,490
Class K
Shares sold	36,525	467,945	$346,040	$5,267,714
Reinvestment of distributions	35,431	39,439	332,573	446,502
Shares redeemed	(226,823)	(278,294)	(2,148,833)	(3,082,586)
Net increase (decrease)	(154,867)	229,090	$(1,470,220)	$2,631,630
Class K6
Shares sold	2,560,917	2,864,313	$24,260,314	$32,756,440
Reinvestment of distributions	446,386	795,878	4,198,317	9,072,606
Shares redeemed	(2,660,678)	(13,907,240)	(25,309,154)	(161,913,308)
Net increase (decrease)	346,625	(10,247,049)	$3,149,477	$(120,084,262)
Class I
Shares sold	50,014	299,109	$457,446	$3,501,615
Reinvestment of distributions	26,697	38,618	249,465	436,484
Shares redeemed	(33,284)	(341,658)	(312,617)	(3,821,195)
Net increase (decrease)	43,427	(3,931)	$394,294	$116,904
Class Z
Reinvestment of distributions	653	771	6,127	8,751
Net increase (decrease)	653	771	$6,127	$8,751
Class Z6
Shares sold	1,067,797	3,004,837	$10,158,848	$34,271,340
Reinvestment of distributions	168,202	108,064	1,573,496	1,217,602
Shares redeemed	(697,000)	(495,249)	(6,586,893)	(5,612,189)
Net increase (decrease)	538,999	2,617,652	$5,145,451	$29,876,753
Premier Class A
Shares sold	789,648	11,518,003	$7,525,224	$134,557,869
Reinvestment of distributions	553,818	476,437	5,199,574	5,369,490
Shares redeemed	(2,470,409)	(1,635,532)	(23,530,015)	(18,648,350)
Net increase (decrease)	(1,126,943)	10,358,908	$(10,805,217)	$121,279,009
Fidelity Freedom Blend 2020 Fund
Class A
Shares sold	191,049	336,145	$1,821,689	$3,907,341
Reinvestment of distributions	29,400	29,658	277,671	343,598
Shares redeemed	(112,894)	(116,321)	(1,092,250)	(1,347,347)
Net increase (decrease)	107,555	249,482	$1,007,110	$2,903,592
Class M
Shares sold	19,716	18,537	$199,483	$219,586
Reinvestment of distributions	6,820	8,323	64,759	96,522
Shares redeemed	(27,640)	(18,281)	(260,512)	(217,273)
Net increase (decrease)	(1,104)	8,579	$3,730	$98,835
Class C
Shares sold	45,012	53,193	$424,666	$615,300
Reinvestment of distributions	5,712	6,767	53,607	78,103
Shares redeemed	(37,191)	(26,861)	(366,329)	(309,497)
Net increase (decrease)	13,533	33,099	$111,944	$383,906
Fidelity Freedom Blend 2020 Fund
Shares sold	1,885,503	4,846,010	$18,426,848	$56,386,253
Reinvestment of distributions	220,090	243,681	2,085,544	2,830,996
Shares redeemed	(2,346,487)	(2,442,289)	(22,753,671)	(28,333,515)
Net increase (decrease)	(240,894)	2,647,402	$(2,241,279)	$30,883,734
Class K
Shares sold	322,748	1,033,748	$3,018,715	$11,997,159
Reinvestment of distributions	109,216	184,793	1,039,799	2,152,977
Shares redeemed	(837,992)	(1,365,484)	(8,164,094)	(15,310,946)
Net increase (decrease)	(406,028)	(146,943)	$(4,105,580)	$(1,160,810)
Class K6
Shares sold	13,179,899	11,360,898	$126,237,825	$133,905,411
Reinvestment of distributions	1,535,848	2,578,061	14,649,569	30,245,071
Shares redeemed	(9,777,988)	(45,467,817)	(94,675,303)	(545,628,683)
Net increase (decrease)	4,937,759	(31,528,858)	$46,212,091	$(381,478,201)
Class I
Shares sold	214,714	782,766	$2,050,600	$9,345,267
Reinvestment of distributions	46,856	79,307	444,243	921,176
Shares redeemed	(201,763)	(762,108)	(1,956,362)	(8,482,293)
Net increase (decrease)	59,807	99,965	$538,481	$1,784,150
Class Z
Shares sold	10,768	70,296	$104,124	$842,689
Reinvestment of distributions	4,039	5,287	38,354	61,753
Shares redeemed	(1,082)	(21,373)	(10,314)	(246,532)
Net increase (decrease)	13,725	54,210	$132,164	$657,910
Class Z6
Shares sold	3,870,717	5,037,752	$37,483,137	$59,147,728
Reinvestment of distributions	324,779	207,173	3,075,626	2,405,226
Shares redeemed	(1,829,280)	(759,727)	(17,718,735)	(8,760,872)
Net increase (decrease)	2,366,216	4,485,198	$22,840,028	$52,792,082
Premier Class A
Shares sold	3,924,830	38,635,335	$37,465,724	$465,089,238
Reinvestment of distributions	1,814,834	1,716,681	17,291,463	19,930,712
Shares redeemed	(8,558,681)	(7,061,671)	(82,719,459)	(82,258,577)
Net increase (decrease)	(2,819,017)	33,290,345	$(27,962,272)	$402,761,373
Fidelity Freedom Blend 2025 Fund
Class A
Shares sold	532,942	455,256	$5,151,738	$5,377,768
Reinvestment of distributions	42,443	34,237	405,883	404,040
Shares redeemed	(237,358)	(119,925)	(2,291,501)	(1,435,521)
Net increase (decrease)	338,027	369,568	$3,266,120	$4,346,287
Class M
Shares sold	24,970	95,055	$249,441	$1,122,180
Reinvestment of distributions	10,167	12,048	98,164	143,031
Shares redeemed	(16,809)	(60,731)	(169,188)	(687,811)
Net increase (decrease)	18,328	46,372	$178,417	$577,400
Class C
Shares sold	76,504	50,116	$744,520	$591,009
Reinvestment of distributions	8,356	7,916	79,395	92,899
Shares redeemed	(31,647)	(12,628)	(300,419)	(149,176)
Net increase (decrease)	53,213	45,404	$523,496	$534,732
Fidelity Freedom Blend 2025 Fund
Shares sold	3,846,327	7,152,455	$38,024,454	$84,189,925
Reinvestment of distributions	335,411	314,897	3,213,767	3,719,575
Shares redeemed	(3,509,312)	(2,742,034)	(34,040,376)	(32,304,006)
Net increase (decrease)	672,426	4,725,318	$7,197,845	$55,605,494
Class K
Shares sold	588,577	2,040,200	$5,616,312	$24,153,642
Reinvestment of distributions	166,542	228,853	1,603,946	2,711,347
Shares redeemed	(1,242,990)	(1,712,303)	(12,149,263)	(19,415,129)
Net increase (decrease)	(487,871)	556,750	$(4,929,005)	$7,449,860
Class K6
Shares sold	23,957,124	24,996,139	$232,565,516	$299,281,410
Reinvestment of distributions	2,959,017	4,074,718	28,549,806	48,534,981
Shares redeemed	(16,884,952)	(66,157,169)	(165,599,976)	(806,217,945)
Net increase (decrease)	10,031,189	(37,086,312)	$95,515,346	$(458,401,554)
Class I
Shares sold	524,373	1,204,090	$5,022,528	$14,346,238
Reinvestment of distributions	127,015	168,161	1,218,813	1,989,221
Shares redeemed	(642,771)	(1,081,025)	(6,310,243)	(12,346,462)
Net increase (decrease)	8,617	291,226	$(68,902)	$3,988,997
Class Z
Shares sold	16,932	276,655	$164,985	$3,350,254
Reinvestment of distributions	10,507	17,520	101,155	207,866
Shares redeemed	(10,660)	(104,733)	(103,519)	(1,160,450)
Net increase (decrease)	16,779	189,442	$162,621	$2,397,670
Class Z6
Shares sold	6,603,067	11,794,618	$64,633,097	$140,946,329
Reinvestment of distributions	726,690	489,031	6,968,137	5,778,085
Shares redeemed	(3,045,375)	(1,716,005)	(29,686,600)	(20,179,032)
Net increase (decrease)	4,284,382	10,567,644	$41,914,634	$126,545,382
Premier Class A
Shares sold	7,996,411	58,538,987	$77,687,715	$714,749,395
Reinvestment of distributions	3,011,322	2,678,196	28,999,964	31,656,303
Shares redeemed	(10,279,835)	(6,032,894)	(100,414,489)	(71,220,974)
Net increase (decrease)	727,898	55,184,289	$6,273,190	$675,184,724
Fidelity Freedom Blend 2030 Fund
Class A
Shares sold	497,448	539,436	$4,871,768	$6,445,962
Reinvestment of distributions	54,649	49,336	524,867	586,739
Shares redeemed	(148,916)	(175,748)	(1,444,702)	(2,061,120)
Net increase (decrease)	403,181	413,024	$3,951,933	$4,971,581
Class M
Shares sold	33,765	93,264	$326,400	$1,135,100
Reinvestment of distributions	12,154	15,899	117,277	189,177
Shares redeemed	(28,342)	(59,755)	(266,115)	(693,001)
Net increase (decrease)	17,577	49,408	$177,562	$631,276
Class C
Shares sold	106,663	55,614	$1,030,946	$660,587
Reinvestment of distributions	12,544	16,668	120,801	197,106
Shares redeemed	(126,129)	(35,155)	(1,231,953)	(417,415)
Net increase (decrease)	(6,922)	37,127	$(80,206)	$440,278
Fidelity Freedom Blend 2030 Fund
Shares sold	3,431,941	6,707,920	$33,800,987	$80,502,523
Reinvestment of distributions	370,548	309,675	3,573,074	3,691,501
Shares redeemed	(2,090,320)	(1,547,851)	(20,478,864)	(18,253,263)
Net increase (decrease)	1,712,169	5,469,744	$16,895,197	$65,940,761
Class K
Shares sold	944,208	2,450,817	$8,939,404	$29,315,330
Reinvestment of distributions	225,029	240,369	2,179,462	2,873,814
Shares redeemed	(1,105,953)	(994,320)	(10,996,278)	(11,579,264)
Net increase (decrease)	63,284	1,696,866	$122,588	$20,609,880
Class K6
Shares sold	29,542,745	25,620,708	$288,543,331	$309,454,433
Reinvestment of distributions	3,137,453	4,400,462	30,467,888	52,904,449
Shares redeemed	(16,237,064)	(69,193,187)	(160,002,599)	(852,332,956)
Net increase (decrease)	16,443,134	(39,172,017)	$159,008,620	$(489,974,074)
Class I
Shares sold	1,140,860	1,864,211	$11,000,013	$22,558,570
Reinvestment of distributions	189,453	238,771	1,827,688	2,849,745
Shares redeemed	(508,633)	(1,400,971)	(5,011,075)	(16,065,342)
Net increase (decrease)	821,680	702,011	$7,816,626	$9,342,973
Class Z
Shares sold	89,006	432,452	$878,256	$5,277,510
Reinvestment of distributions	26,054	30,676	252,028	367,357
Shares redeemed	(9,645)	(31,790)	(100,773)	(379,603)
Net increase (decrease)	105,415	431,338	$1,029,511	$5,265,264
Class Z6
Shares sold	10,155,271	9,462,006	$99,384,552	$113,610,084
Reinvestment of distributions	701,444	381,876	6,745,402	4,557,776
Shares redeemed	(2,515,795)	(995,161)	(24,641,380)	(11,796,425)
Net increase (decrease)	8,340,920	8,848,721	$81,488,574	$106,371,435
Premier Class A
Shares sold	10,725,822	64,266,025	$103,995,554	$793,161,595
Reinvestment of distributions	3,571,102	3,194,665	34,619,969	38,112,383
Shares redeemed	(6,490,031)	(3,605,184)	(63,181,517)	(43,066,839)
Net increase (decrease)	7,806,893	63,855,506	$75,434,006	$788,207,139
Fidelity Freedom Blend 2035 Fund
Class A
Shares sold	861,142	370,791	$8,444,099	$4,590,370
Reinvestment of distributions	47,723	29,171	463,827	357,375
Shares redeemed	(125,097)	(31,682)	(1,223,148)	(386,370)
Net increase (decrease)	783,768	368,280	$7,684,778	$4,561,375
Class M
Shares sold	124,854	112,257	$1,268,238	$1,376,608
Reinvestment of distributions	12,676	6,733	124,093	82,367
Shares redeemed	(18,433)	(24,837)	(178,433)	(300,028)
Net increase (decrease)	119,097	94,153	$1,213,898	$1,158,947
Class C
Shares sold	73,544	69,278	$714,366	$850,163
Reinvestment of distributions	9,136	10,854	89,040	131,999
Shares redeemed	(24,087)	(20,767)	(233,302)	(251,653)
Net increase (decrease)	58,593	59,365	$570,104	$730,509
Fidelity Freedom Blend 2035 Fund
Shares sold	4,920,488	7,416,876	$49,543,294	$90,998,803
Reinvestment of distributions	459,514	366,944	4,520,905	4,505,467
Shares redeemed	(2,332,384)	(1,333,594)	(22,978,942)	(16,099,525)
Net increase (decrease)	3,047,618	6,450,226	$31,085,257	$79,404,745
Class K
Shares sold	533,250	2,030,920	$5,217,204	$25,019,545
Reinvestment of distributions	153,678	223,281	1,517,806	2,748,378
Shares redeemed	(931,296)	(1,164,314)	(9,586,061)	(13,585,040)
Net increase (decrease)	(244,368)	1,089,887	$(2,851,051)	$14,182,883
Class K6
Shares sold	27,101,597	23,342,154	$268,498,441	$289,789,543
Reinvestment of distributions	2,965,252	4,313,106	29,357,583	53,430,689
Shares redeemed	(10,893,958)	(66,982,963)	(108,242,956)	(850,173,541)
Net increase (decrease)	19,172,891	(39,327,703)	$189,613,068	$(506,953,309)
Class I
Shares sold	1,338,563	1,283,900	$13,032,716	$16,025,782
Reinvestment of distributions	142,709	165,740	1,398,381	2,036,854
Shares redeemed	(402,510)	(745,148)	(3,947,785)	(8,585,500)
Net increase (decrease)	1,078,762	704,492	$10,483,312	$9,477,136
Class Z
Shares sold	73,226	122,110	$739,515	$1,535,601
Reinvestment of distributions	7,823	9,426	76,704	116,232
Shares redeemed	(19,138)	(50,207)	(187,520)	(618,373)
Net increase (decrease)	61,911	81,329	$628,699	$1,033,460
Class Z6
Shares sold	11,339,481	10,729,886	$112,485,643	$133,013,906
Reinvestment of distributions	803,764	488,500	7,878,264	6,005,398
Shares redeemed	(2,920,719)	(1,115,397)	(28,951,321)	(13,674,692)
Net increase (decrease)	9,222,526	10,102,989	$91,412,586	$125,344,612
Premier Class A
Shares sold	11,336,594	64,365,727	$112,152,460	$818,621,685
Reinvestment of distributions	3,862,777	3,596,405	38,171,065	44,235,811
Shares redeemed	(4,255,930)	(2,761,230)	(42,440,342)	(33,991,636)
Net increase (decrease)	10,943,441	65,200,902	$107,883,183	$828,865,860
Fidelity Freedom Blend 2040 Fund
Class A
Shares sold	543,263	293,262	$5,374,808	$3,682,503
Reinvestment of distributions	40,615	32,825	399,547	409,884
Shares redeemed	(94,364)	(49,051)	(934,707)	(600,196)
Net increase (decrease)	489,514	277,036	$4,839,648	$3,492,191
Class M
Shares sold	53,917	55,113	$538,298	$685,630
Reinvestment of distributions	7,442	6,107	73,644	76,330
Shares redeemed	(9,571)	(12,125)	(94,665)	(155,366)
Net increase (decrease)	51,788	49,095	$517,277	$606,594
Class C
Shares sold	92,975	77,880	$905,318	$941,868
Reinvestment of distributions	11,814	10,891	115,743	134,945
Shares redeemed	(30,518)	(16,298)	(296,607)	(199,794)
Net increase (decrease)	74,271	72,473	$724,454	$877,019
Fidelity Freedom Blend 2040 Fund
Shares sold	4,518,134	8,262,300	$45,910,988	$103,132,010
Reinvestment of distributions	512,291	384,455	5,082,322	4,812,837
Shares redeemed	(2,212,088)	(1,331,905)	(22,078,059)	(16,295,166)
Net increase (decrease)	2,818,337	7,314,850	$28,915,251	$91,649,681
Class K
Shares sold	693,460	1,542,523	$6,798,097	$19,432,806
Reinvestment of distributions	130,183	186,724	1,297,392	2,345,285
Shares redeemed	(741,504)	(964,563)	(7,618,532)	(11,487,604)
Net increase (decrease)	82,139	764,684	$476,957	$10,290,487
Class K6
Shares sold	22,215,267	20,148,630	$223,413,063	$254,929,815
Reinvestment of distributions	2,872,208	4,098,496	28,701,792	51,811,849
Shares redeemed	(9,132,510)	(59,800,552)	(91,784,339)	(776,122,846)
Net increase (decrease)	15,954,965	(35,553,426)	$160,330,516	$(469,381,182)
Class I
Shares sold	1,565,043	966,897	$15,357,497	$12,194,312
Reinvestment of distributions	135,781	124,016	1,338,667	1,554,389
Shares redeemed	(366,231)	(364,040)	(3,642,391)	(4,383,936)
Net increase (decrease)	1,334,593	726,873	$13,053,773	$9,364,765
Class Z
Shares sold	43,445	308,671	$436,945	$3,958,175
Reinvestment of distributions	19,482	24,450	194,242	307,930
Shares redeemed	(8,688)	(35,602)	(86,080)	(469,054)
Net increase (decrease)	54,239	297,519	$545,107	$3,797,051
Class Z6
Shares sold	9,247,938	7,163,744	$92,129,024	$90,911,815
Reinvestment of distributions	626,498	338,280	6,191,127	4,246,529
Shares redeemed	(2,034,786)	(587,640)	(20,632,192)	(7,397,919)
Net increase (decrease)	7,839,650	6,914,384	$77,687,959	$87,760,425
Premier Class A
Shares sold	10,282,860	57,474,801	$102,577,032	$746,408,626
Reinvestment of distributions	3,740,593	3,540,980	37,330,039	44,439,336
Shares redeemed	(4,234,244)	(2,277,338)	(42,458,615)	(28,550,871)
Net increase (decrease)	9,789,209	58,738,443	$97,448,456	$762,297,091
Fidelity Freedom Blend 2045 Fund
Class A
Shares sold	526,224	193,830	$5,272,708	$2,388,013
Reinvestment of distributions	29,683	19,354	291,420	242,141
Shares redeemed	(135,747)	(48,488)	(1,406,709)	(586,124)
Net increase (decrease)	420,160	164,696	$4,157,419	$2,044,030
Class M
Shares sold	65,094	68,730	$646,909	$814,693
Reinvestment of distributions	13,237	12,895	130,962	161,064
Shares redeemed	(71,017)	(8,406)	(690,426)	(107,108)
Net increase (decrease)	7,314	73,219	$87,445	$868,649
Class C
Shares sold	76,897	108,962	$752,431	$1,357,431
Reinvestment of distributions	12,319	13,467	120,759	166,826
Shares redeemed	(24,269)	(10,194)	(235,734)	(127,022)
Net increase (decrease)	64,947	112,235	$637,456	$1,397,235
Fidelity Freedom Blend 2045 Fund
Shares sold	2,935,028	3,836,115	$29,435,569	$47,928,221
Reinvestment of distributions	278,017	233,735	2,753,562	2,929,450
Shares redeemed	(978,003)	(549,935)	(9,852,553)	(6,850,210)
Net increase (decrease)	2,235,042	3,519,915	$22,336,578	$44,007,461
Class K
Shares sold	360,340	1,168,763	$3,547,643	$14,774,956
Reinvestment of distributions	113,541	179,227	1,131,566	2,249,951
Shares redeemed	(605,504)	(919,032)	(6,180,705)	(11,124,163)
Net increase (decrease)	(131,623)	428,958	$(1,501,496)	$5,900,744
Class K6
Shares sold	18,921,393	20,630,494	$189,391,246	$261,186,677
Reinvestment of distributions	2,535,419	3,540,784	25,296,806	44,759,022
Shares redeemed	(6,980,434)	(53,433,644)	(70,162,863)	(693,523,790)
Net increase (decrease)	14,476,378	(29,262,366)	$144,525,189	$(387,578,091)
Class I
Shares sold	2,034,306	792,970	$19,980,667	$9,960,414
Reinvestment of distributions	137,242	107,334	1,345,903	1,345,059
Shares redeemed	(404,790)	(283,596)	(4,055,092)	(3,319,204)
Net increase (decrease)	1,766,758	616,708	$17,271,478	$7,986,269
Class Z
Shares sold	48,222	240,109	$483,929	$3,080,342
Reinvestment of distributions	14,436	17,851	143,826	224,583
Shares redeemed	(35,391)	(47,383)	(360,701)	(596,842)
Net increase (decrease)	27,267	210,577	$267,054	$2,708,083
Class Z6
Shares sold	8,080,910	6,104,951	$ 80,459,960	$ 77,099,074
Reinvestment of distributions	545,312	295,644	5,383,249	3,705,795
Shares redeemed	(1,689,203)	(522,107)	(17,022,273)	(6,513,360)
Net increase (decrease)	6,937,019	5,878,488	$68,820,936	$74,291,509
Premier Class A
Shares sold	9,843,124	52,241,478	$98,090,946	$678,303,767
Reinvestment of distributions	3,471,482	3,235,917	34,602,459	40,610,782
Shares redeemed	(3,968,119)	(2,081,387)	(39,798,589)	(26,313,857)
Net increase (decrease)	9,346,487	53,396,008	$92,894,816	$692,600,692
Fidelity Freedom Blend 2050 Fund
Class A
Shares sold	467,973	201,509	$4,585,695	$2,507,177
Reinvestment of distributions	29,925	22,848	293,936	285,597
Shares redeemed	(73,788)	(27,346)	(727,535)	(343,364)
Net increase (decrease)	424,110	197,011	$4,152,096	$2,449,410
Class M
Shares sold	43,437	36,989	$430,066	$458,455
Reinvestment of distributions	5,330	5,540	52,568	69,109
Shares redeemed	(16,924)	(15,559)	(164,258)	(192,005)
Net increase (decrease)	31,843	26,970	$318,376	$335,559
Class C
Shares sold	84,115	53,161	$828,272	$654,039
Reinvestment of distributions	8,365	7,960	81,697	98,454
Shares redeemed	(17,414)	(7,722)	(174,539)	(97,279)
Net increase (decrease)	75,066	53,399	$735,430	$655,214
Fidelity Freedom Blend 2050 Fund
Shares sold	3,000,917	3,433,619	$30,641,511	$42,533,161
Reinvestment of distributions	296,528	251,632	2,934,307	3,148,560
Shares redeemed	(890,466)	(676,126)	(8,938,406)	(8,471,868)
Net increase (decrease)	2,406,979	3,009,125	$24,637,412	$37,209,853
Class K
Shares sold	393,924	894,405	$3,901,859	$11,268,353
Reinvestment of distributions	75,205	106,142	748,216	1,330,121
Shares redeemed	(500,398)	(577,942)	(5,065,314)	(7,061,457)
Net increase (decrease)	(31,269)	422,605	$(415,239)	$5,537,017
Class K6
Shares sold	17,655,896	18,632,564	$176,614,728	$235,722,331
Reinvestment of distributions	2,412,856	3,125,106	24,014,614	39,393,616
Shares redeemed	(6,216,242)	(41,579,061)	(62,385,026)	(538,454,634)
Net increase (decrease)	13,852,510	(19,821,391)	$138,244,316	$(263,338,687)
Class I
Shares sold	2,619,264	842,519	$25,664,438	$10,524,407
Reinvestment of distributions	146,016	86,637	1,425,202	1,084,022
Shares redeemed	(272,638)	(185,597)	(2,678,433)	(2,260,384)
Net increase (decrease)	2,492,642	743,559	$24,411,207	$9,348,045
Class Z
Shares sold	48,764	190,964	$491,801	$2,445,973
Reinvestment of distributions	11,319	14,285	112,708	179,580
Shares redeemed	(49,651)	(33,358)	(505,732)	(429,829)
Net increase (decrease)	10,432	171,891	$98,777	$2,195,724
Class Z6
Shares sold	6,055,612	4,680,585	$60,136,834	$58,837,220
Reinvestment of distributions	409,972	220,942	4,041,735	2,767,644
Shares redeemed	(1,386,495)	(445,498)	(13,975,370)	(5,462,053)
Net increase (decrease)	5,079,089	4,456,029	$50,203,199	$56,142,811
Premier Class A
Shares sold	9,287,205	40,694,821	$92,663,094	$526,813,301
Reinvestment of distributions	2,713,219	2,494,311	26,978,716	31,228,798
Shares redeemed	(3,260,182)	(1,796,008)	(32,725,126)	(22,511,998)
Net increase (decrease)	8,740,242	41,393,124	$86,916,684	$535,530,101
Fidelity Freedom Blend 2055 Fund
Class A
Shares sold	400,849	144,481	$3,965,548	$1,829,584
Reinvestment of distributions	20,157	12,751	198,415	160,223
Shares redeemed	(67,673)	(50,797)	(685,137)	(657,488)
Net increase (decrease)	353,333	106,435	$3,478,826	$1,332,319
Class M
Shares sold	49,301	35,948	$494,344	$450,317
Reinvestment of distributions	4,901	4,988	48,510	62,566
Shares redeemed	(5,831)	(25,190)	(58,639)	(312,499)
Net increase (decrease)	48,371	15,746	$484,215	$200,384
Class C
Shares sold	69,371	28,757	$685,688	$357,370
Reinvestment of distributions	4,355	3,167	42,541	39,444
Shares redeemed	(13,030)	(9,454)	(128,846)	(117,930)
Net increase (decrease)	60,696	22,470	$599,383	$278,884
Fidelity Freedom Blend 2055 Fund
Shares sold	2,199,719	2,266,284	$22,490,001	$28,284,688
Reinvestment of distributions	179,705	135,969	1,791,373	1,712,890
Shares redeemed	(621,666)	(272,282)	(6,274,455)	(3,375,045)
Net increase (decrease)	1,757,758	2,129,971	$18,006,919	$26,622,533
Class K
Shares sold	279,555	525,518	$2,765,093	$6,663,410
Reinvestment of distributions	42,948	62,776	430,577	792,143
Shares redeemed	(359,562)	(399,741)	(3,639,374)	(4,916,323)
Net increase (decrease)	(37,059)	188,553	$(443,704)	$2,539,230
Class K6
Shares sold	14,127,861	13,051,819	$142,111,399	$165,704,017
Reinvestment of distributions	1,638,845	1,910,073	16,415,962	24,208,036
Shares redeemed	(4,757,429)	(19,855,419)	(47,917,277)	(258,092,863)
Net increase (decrease)	11,009,277	(4,893,527)	$110,610,084	$(68,180,810)
Class I
Shares sold	2,050,563	813,092	$ 20,267,477	$ 10,192,295
Reinvestment of distributions	107,954	60,748	1,062,760	765,068
Shares redeemed	(342,969)	(149,797)	(3,473,544)	(1,807,704)
Net increase (decrease)	1,815,548	724,043	$17,856,693	$9,149,659
Class Z
Shares sold	61,511	137,509	$627,483	$1,772,954
Reinvestment of distributions	9,634	10,438	96,275	132,003
Shares redeemed	(15,197)	(25,560)	(156,255)	(332,089)
Net increase (decrease)	55,948	122,387	$567,503	$1,572,868
Class Z6
Shares sold	3,863,368	2,892,398	$38,745,561	$36,582,149
Reinvestment of distributions	251,912	138,939	2,501,799	1,750,158
Shares redeemed	(891,901)	(226,091)	(9,028,222)	(2,820,895)
Net increase (decrease)	3,223,379	2,805,246	$32,219,138	$35,511,412
Premier Class A
Shares sold	6,628,085	19,132,125	$66,823,029	$248,681,311
Reinvestment of distributions	1,293,597	1,130,256	12,943,943	14,241,252
Shares redeemed	(2,210,581)	(846,969)	(22,254,359)	(10,715,711)
Net increase (decrease)	5,711,101	19,415,412	$57,512,613	$252,206,852
Fidelity Freedom Blend 2060 Fund
Class A
Shares sold	196,273	88,283	$1,972,467	$1,128,354
Reinvestment of distributions	13,667	10,491	136,527	133,173
Shares redeemed	(24,458)	(25,108)	(244,054)	(317,896)
Net increase (decrease)	185,482	73,666	$1,864,940	$943,631
Class M
Shares sold	39,017	26,275	$395,158	$332,568
Reinvestment of distributions	3,355	3,119	33,544	39,479
Shares redeemed	(11,453)	(12,939)	(113,514)	(163,661)
Net increase (decrease)	30,919	16,455	$315,188	$208,386
Class C
Shares sold	49,502	24,391	$495,618	$306,351
Reinvestment of distributions	3,596	3,385	35,677	42,557
Shares redeemed	(8,142)	(12,109)	(82,346)	(153,894)
Net increase (decrease)	44,956	15,667	$448,949	$195,014
Fidelity Freedom Blend 2060 Fund
Shares sold	720,480	918,701	$7,331,104	$11,676,135
Reinvestment of distributions	68,426	59,056	689,907	751,434
Shares redeemed	(176,396)	(326,673)	(1,794,736)	(4,202,451)
Net increase (decrease)	612,510	651,084	$6,226,275	$8,225,118
Class K
Shares sold	182,487	218,976	$1,835,463	$2,810,533
Reinvestment of distributions	16,363	23,028	165,421	293,216
Shares redeemed	(148,862)	(155,020)	(1,503,107)	(1,907,776)
Net increase (decrease)	49,988	86,984	$497,777	$1,195,973
Class K6
Shares sold	8,789,397	7,132,179	$89,707,906	$91,309,402
Reinvestment of distributions	776,378	756,450	7,840,731	9,662,007
Shares redeemed	(2,542,591)	(6,015,086)	(25,879,768)	(78,453,146)
Net increase (decrease)	7,023,184	1,873,543	$71,668,869	$22,518,263
Class I
Shares sold	1,055,613	309,657	$10,563,702	$3,968,781
Reinvestment of distributions	48,111	29,645	478,109	376,888
Shares redeemed	(161,555)	(71,291)	(1,622,694)	(897,804)
Net increase (decrease)	942,169	268,011	$9,419,117	$3,447,865
Class Z
Shares sold	38,558	38,361	$400,689	$497,649
Reinvestment of distributions	3,412	3,051	34,399	38,902
Shares redeemed	(8,212)	(6,753)	(82,439)	(85,414)
Net increase (decrease)	33,758	34,659	$352,649	$451,137
Class Z6
Shares sold	2,093,547	955,235	$21,203,160	$12,152,248
Reinvestment of distributions	98,125	45,270	982,075	576,640
Shares redeemed	(407,680)	(100,296)	(4,164,740)	(1,267,327)
Net increase (decrease)	1,783,992	900,209	$18,020,495	$11,461,561
Premier Class A
Shares sold	3,247,020	5,259,475	$33,090,884	$68,793,958
Reinvestment of distributions	368,001	290,358	3,717,511	3,696,273
Shares redeemed	(707,397)	(324,599)	(7,164,025)	(4,148,573)
Net increase (decrease)	2,907,624	5,225,234	$29,644,370	$68,341,658
Fidelity Freedom Blend 2065 Fund
Class A
Shares sold	204,339	49,104	$2,155,563	$641,932
Reinvestment of distributions	5,716	3,908	59,011	51,161
Shares redeemed	(88,473)	(18,707)	(971,551)	(239,590)
Net increase (decrease)	121,582	34,305	$1,243,023	$453,503
Class M
Shares sold	15,857	11,644	$167,271	$151,607
Reinvestment of distributions	1,596	1,927	16,605	25,230
Shares redeemed	(6,002)	(14,154)	(62,092)	(178,369)
Net increase (decrease)	11,451	(583)	$121,784	$(1,532)
Class C
Shares sold	29,619	21,988	$306,241	$284,981
Reinvestment of distributions	2,102	2,038	21,776	26,538
Shares redeemed	(16,255)	(9,653)	(164,363)	(126,013)
Net increase (decrease)	15,466	14,373	$163,654	$185,506
Fidelity Freedom Blend 2065 Fund
Shares sold	292,311	213,771	$3,084,591	$2,798,767
Reinvestment of distributions	17,511	15,401	182,443	202,187
Shares redeemed	(81,628)	(69,585)	(869,993)	(885,245)
Net increase (decrease)	228,194	159,587	$2,397,041	$2,115,709
Class K
Shares sold	87,938	32,221	$945,060	$428,308
Reinvestment of distributions	3,482	2,417	35,941	31,781
Shares redeemed	(22,549)	(22,971)	(236,727)	(296,747)
Net increase (decrease)	68,871	11,667	$744,274	$163,342
Class K6
Shares sold	3,183,533	1,796,449	$33,604,606	$23,348,871
Reinvestment of distributions	143,454	78,762	1,490,762	1,034,966
Shares redeemed	(772,074)	(747,411)	(8,128,054)	(9,905,015)
Net increase (decrease)	2,554,913	1,127,800	$26,967,314	$14,478,822
Class I
Shares sold	143,763	91,078	$1,513,223	$1,197,943
Reinvestment of distributions	7,356	5,050	76,621	66,357
Shares redeemed	(38,482)	(23,444)	(408,616)	(311,803)
Net increase (decrease)	112,637	72,684	$1,181,228	$952,497
Class Z
Shares sold	7,096	2,031	$75,494	$26,924
Reinvestment of distributions	865	888	9,039	11,690
Shares redeemed	(497)	(725)	(5,764)	(8,884)
Net increase (decrease)	7,464	2,194	$78,769	$29,730
Class Z6
Shares sold	408,396	95,815	$4,298,409	$1,260,894
Reinvestment of distributions	10,995	4,096	113,497	53,845
Shares redeemed	(49,419)	(37,290)	(520,870)	(496,192)
Net increase (decrease)	369,972	62,621	$3,891,036	$818,547
Premier Class A
Shares sold	674,253	575,740	$7,115,280	$7,644,012
Reinvestment of distributions	36,353	22,370	378,118	293,496
Shares redeemed	(162,103)	(119,751)	(1,694,225)	(1,548,370)
Net increase (decrease)	548,503	478,359	$5,799,173	$6,389,138

A   Share transactions for Premier Class are for the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom Blend 2025 Fund	Fidelity Freedom Blend 2030 Fund	Fidelity Freedom Blend 2035 Fund	Fidelity Freedom Blend 2040 Fund	Fidelity Freedom Blend 2045 Fund	Fidelity Freedom Blend 2050 Fund
Fidelity Series Corporate Bond Fund	15%	16%	10%	-%	-%	-%
Fidelity Series Government Bond Index Fund	15%	16%	10%	-%	-%	-%
Fidelity Series International Index Fund	-%	10%	13%	13%	12%	10%
Fidelity Series Investment Grade Securitized Fund	15%	16%	10%	-%	-%	-%
Fidelity Series Large Cap Growth Index Fund	-%	10%	13%	14%	13%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series Corporate Bond Fund	58%
Fidelity Series Government Bond Index Fund	58%
Fidelity Series International Index Fund	82%
Fidelity Series Investment Grade Securitized Fund	58%
Fidelity Series Large Cap Growth Index Fund	84%
Fidelity Series Large Cap Value Index Fund	24%
Fidelity Series Small Cap Core Fund	44%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund and Fidelity Freedom Blend 2065 Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund and Fidelity Freedom Blend 2065 Fund (fourteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the "Funds") as of March 31, 2023, the related statements of operations for the year ended March 31, 2023, the statements of changes in net assets for each of the two years in the period ended March 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2023, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 15, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. If the interests of a fund and an underlying Fidelity ® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 293 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon.
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Zierhoffer also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
William Irving (1964)
Year of Election or Appointment: 2023
Vice President
Mr. Irving also serves as Vice President of other funds. Mr. Irving serves as Head of Fidelity Asset Management Solutions (2022-present) and is an employee of Fidelity Investments. Mr. Irving serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2023-present) and President, Director, or Vice President of certain other Fidelity entities. Previously, Mr. Irving served as Chief Investment Officer (CIO) in the Global Asset Allocation division (2020-2022).  Prior to that, he was Managing Director of Research in the Global Asset Allocation division (2018-2020) and portfolio manager of certain Fidelity ® funds (2004-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2022 to March 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period- C October 1, 2022 to March 31, 2023
Fidelity Freedom® Blend Income Fund
Class A	.66%
Actual		$ 1,000	$ 1,067.30	$ 3.40
Hypothetical- B		$ 1,000	$ 1,021.64	$ 3.33
Class M	.91%
Actual		$ 1,000	$ 1,066.00	$ 4.69
Hypothetical- B		$ 1,000	$ 1,020.39	$ 4.58
Class C	1.41%
Actual		$ 1,000	$ 1,064.00	$ 7.26
Hypothetical- B		$ 1,000	$ 1,017.90	$ 7.09
Fidelity Freedom® Blend Income Fund	.41%
Actual		$ 1,000	$ 1,069.80	$ 2.12
Hypothetical- B		$ 1,000	$ 1,022.89	$ 2.07
Class K	.31%
Actual		$ 1,000	$ 1,069.40	$ 1.60
Hypothetical- B		$ 1,000	$ 1,023.39	$ 1.56
Class K6	.21%
Actual		$ 1,000	$ 1,069.60	$ 1.08
Hypothetical- B		$ 1,000	$ 1,023.88	$ 1.06
Class I	.41%
Actual		$ 1,000	$ 1,068.60	$ 2.11
Hypothetical- B		$ 1,000	$ 1,022.89	$ 2.07
Class Z	.31%
Actual		$ 1,000	$ 1,069.30	$ 1.60
Hypothetical- B		$ 1,000	$ 1,023.39	$ 1.56
Class Z6	.21%
Actual		$ 1,000	$ 1,069.60	$ 1.08
Hypothetical- B		$ 1,000	$ 1,023.88	$ 1.06
Premier Class	.19%
Actual		$ 1,000	$ 1,070.80	$ .98
Hypothetical- B		$ 1,000	$ 1,023.98	$ .96
Fidelity Freedom® Blend 2005 Fund
Class A	.66%
Actual		$ 1,000	$ 1,069.50	$ 3.41
Hypothetical- B		$ 1,000	$ 1,021.64	$ 3.33
Class M	.91%
Actual		$ 1,000	$ 1,068.90	$ 4.69
Hypothetical- B		$ 1,000	$ 1,020.39	$ 4.58
Class C	1.41%
Actual		$ 1,000	$ 1,067.20	$ 7.27
Hypothetical- B		$ 1,000	$ 1,017.90	$ 7.09
Fidelity Freedom® Blend 2005 Fund	.41%
Actual		$ 1,000	$ 1,071.70	$ 2.12
Hypothetical- B		$ 1,000	$ 1,022.89	$ 2.07
Class K	.31%
Actual		$ 1,000	$ 1,072.00	$ 1.60
Hypothetical- B		$ 1,000	$ 1,023.39	$ 1.56
Class K6	.21%
Actual		$ 1,000	$ 1,072.10	$ 1.08
Hypothetical- B		$ 1,000	$ 1,023.88	$ 1.06
Class I	.41%
Actual		$ 1,000	$ 1,071.80	$ 2.12
Hypothetical- B		$ 1,000	$ 1,022.89	$ 2.07
Class Z	.31%
Actual		$ 1,000	$ 1,073.20	$ 1.60
Hypothetical- B		$ 1,000	$ 1,023.39	$ 1.56
Class Z6	.21%
Actual		$ 1,000	$ 1,073.40	$ 1.09
Hypothetical- B		$ 1,000	$ 1,023.88	$ 1.06
Premier Class	.19%
Actual		$ 1,000	$ 1,072.70	$ .98
Hypothetical- B		$ 1,000	$ 1,023.98	$ .96
Fidelity Freedom® Blend 2010 Fund
Class A	.66%
Actual		$ 1,000	$ 1,084.70	$ 3.43
Hypothetical- B		$ 1,000	$ 1,021.64	$ 3.33
Class M	.91%
Actual		$ 1,000	$ 1,082.70	$ 4.73
Hypothetical- B		$ 1,000	$ 1,020.39	$ 4.58
Class C	1.41%
Actual		$ 1,000	$ 1,080.80	$ 7.31
Hypothetical- B		$ 1,000	$ 1,017.90	$ 7.09
Fidelity Freedom® Blend 2010 Fund	.41%
Actual		$ 1,000	$ 1,086.00	$ 2.13
Hypothetical- B		$ 1,000	$ 1,022.89	$ 2.07
Class K	.31%
Actual		$ 1,000	$ 1,086.80	$ 1.61
Hypothetical- B		$ 1,000	$ 1,023.39	$ 1.56
Class K6	.21%
Actual		$ 1,000	$ 1,088.00	$ 1.09
Hypothetical- B		$ 1,000	$ 1,023.88	$ 1.06
Class I	.41%
Actual		$ 1,000	$ 1,086.50	$ 2.13
Hypothetical- B		$ 1,000	$ 1,022.89	$ 2.07
Class Z	.31%
Actual		$ 1,000	$ 1,087.10	$ 1.61
Hypothetical- B		$ 1,000	$ 1,023.39	$ 1.56
Class Z6	.21%
Actual		$ 1,000	$ 1,087.10	$ 1.09
Hypothetical- B		$ 1,000	$ 1,023.88	$ 1.06
Premier Class	.19%
Actual		$ 1,000	$ 1,087.30	$ .99
Hypothetical- B		$ 1,000	$ 1,023.98	$ .96
Fidelity Freedom® Blend 2015 Fund
Class A	.68%
Actual		$ 1,000	$ 1,099.70	$ 3.56
Hypothetical- B		$ 1,000	$ 1,021.54	$ 3.43
Class M	.93%
Actual		$ 1,000	$ 1,098.50	$ 4.87
Hypothetical- B		$ 1,000	$ 1,020.29	$ 4.68
Class C	1.43%
Actual		$ 1,000	$ 1,095.30	$ 7.47
Hypothetical- B		$ 1,000	$ 1,017.80	$ 7.19
Fidelity Freedom® Blend 2015 Fund	.43%
Actual		$ 1,000	$ 1,101.70	$ 2.25
Hypothetical- B		$ 1,000	$ 1,022.79	$ 2.17
Class K	.33%
Actual		$ 1,000	$ 1,102.10	$ 1.73
Hypothetical- B		$ 1,000	$ 1,023.29	$ 1.66
Class K6	.23%
Actual		$ 1,000	$ 1,101.40	$ 1.20
Hypothetical- B		$ 1,000	$ 1,023.78	$ 1.16
Class I	.43%
Actual		$ 1,000	$ 1,100.50	$ 2.25
Hypothetical- B		$ 1,000	$ 1,022.79	$ 2.17
Class Z	.33%
Actual		$ 1,000	$ 1,102.00	$ 1.73
Hypothetical- B		$ 1,000	$ 1,023.29	$ 1.66
Class Z6	.23%
Actual		$ 1,000	$ 1,101.90	$ 1.21
Hypothetical- B		$ 1,000	$ 1,023.78	$ 1.16
Premier Class	.20%
Actual		$ 1,000	$ 1,101.90	$ 1.05
Hypothetical- B		$ 1,000	$ 1,023.93	$ 1.01
Fidelity Freedom® Blend 2020 Fund
Class A	.69%
Actual		$ 1,000	$ 1,114.10	$ 3.64
Hypothetical- B		$ 1,000	$ 1,021.49	$ 3.48
Class M	.94%
Actual		$ 1,000	$ 1,114.30	$ 4.95
Hypothetical- B		$ 1,000	$ 1,020.24	$ 4.73
Class C	1.44%
Actual		$ 1,000	$ 1,110.80	$ 7.58
Hypothetical- B		$ 1,000	$ 1,017.75	$ 7.24
Fidelity Freedom® Blend 2020 Fund	.44%
Actual		$ 1,000	$ 1,116.60	$ 2.32
Hypothetical- B		$ 1,000	$ 1,022.74	$ 2.22
Class K	.34%
Actual		$ 1,000	$ 1,117.30	$ 1.79
Hypothetical- B		$ 1,000	$ 1,023.24	$ 1.72
Class K6	.24%
Actual		$ 1,000	$ 1,117.60	$ 1.27
Hypothetical- B		$ 1,000	$ 1,023.73	$ 1.21
Class I	.44%
Actual		$ 1,000	$ 1,116.80	$ 2.32
Hypothetical- B		$ 1,000	$ 1,022.74	$ 2.22
Class Z	.34%
Actual		$ 1,000	$ 1,116.10	$ 1.79
Hypothetical- B		$ 1,000	$ 1,023.24	$ 1.72
Class Z6	.24%
Actual		$ 1,000	$ 1,118.10	$ 1.27
Hypothetical- B		$ 1,000	$ 1,023.73	$ 1.21
Premier Class	.21%
Actual		$ 1,000	$ 1,118.10	$ 1.11
Hypothetical- B		$ 1,000	$ 1,023.88	$ 1.06
Fidelity Freedom® Blend 2025 Fund
Class A	.70%
Actual		$ 1,000	$ 1,126.20	$ 3.71
Hypothetical- B		$ 1,000	$ 1,021.44	$ 3.53
Class M	.95%
Actual		$ 1,000	$ 1,124.00	$ 5.03
Hypothetical- B		$ 1,000	$ 1,020.19	$ 4.78
Class C	1.45%
Actual		$ 1,000	$ 1,121.50	$ 7.67
Hypothetical- B		$ 1,000	$ 1,017.70	$ 7.29
Fidelity Freedom® Blend 2025 Fund	.45%
Actual		$ 1,000	$ 1,127.60	$ 2.39
Hypothetical- B		$ 1,000	$ 1,022.69	$ 2.27
Class K	.35%
Actual		$ 1,000	$ 1,128.10	$ 1.86
Hypothetical- B		$ 1,000	$ 1,023.19	$ 1.77
Class K6	.25%
Actual		$ 1,000	$ 1,127.20	$ 1.33
Hypothetical- B		$ 1,000	$ 1,023.68	$ 1.26
Class I	.45%
Actual		$ 1,000	$ 1,127.70	$ 2.39
Hypothetical- B		$ 1,000	$ 1,022.69	$ 2.27
Class Z	.35%
Actual		$ 1,000	$ 1,126.70	$ 1.86
Hypothetical- B		$ 1,000	$ 1,023.19	$ 1.77
Class Z6	.25%
Actual		$ 1,000	$ 1,127.80	$ 1.33
Hypothetical- B		$ 1,000	$ 1,023.68	$ 1.26
Premier Class	.22%
Actual		$ 1,000	$ 1,127.80	$ 1.17
Hypothetical- B		$ 1,000	$ 1,023.83	$ 1.11
Fidelity Freedom® Blend 2030 Fund
Class A	.71%
Actual		$ 1,000	$ 1,133.70	$ 3.78
Hypothetical- B		$ 1,000	$ 1,021.39	$ 3.58
Class M	.96%
Actual		$ 1,000	$ 1,132.10	$ 5.10
Hypothetical- B		$ 1,000	$ 1,020.14	$ 4.84
Class C	1.46%
Actual		$ 1,000	$ 1,129.80	$ 7.75
Hypothetical- B		$ 1,000	$ 1,017.65	$ 7.34
Fidelity Freedom® Blend 2030 Fund	.46%
Actual		$ 1,000	$ 1,134.80	$ 2.45
Hypothetical- B		$ 1,000	$ 1,022.64	$ 2.32
Class K	.36%
Actual		$ 1,000	$ 1,135.20	$ 1.92
Hypothetical- B		$ 1,000	$ 1,023.14	$ 1.82
Class K6	.26%
Actual		$ 1,000	$ 1,136.70	$ 1.39
Hypothetical- B		$ 1,000	$ 1,023.64	$ 1.31
Class I	.46%
Actual		$ 1,000	$ 1,134.70	$ 2.45
Hypothetical- B		$ 1,000	$ 1,022.64	$ 2.32
Class Z	.36%
Actual		$ 1,000	$ 1,135.10	$ 1.92
Hypothetical- B		$ 1,000	$ 1,023.14	$ 1.82
Class Z6	.26%
Actual		$ 1,000	$ 1,136.00	$ 1.38
Hypothetical- B		$ 1,000	$ 1,023.64	$ 1.31
Premier Class	.23%
Actual		$ 1,000	$ 1,137.20	$ 1.23
Hypothetical- B		$ 1,000	$ 1,023.78	$ 1.16
Fidelity Freedom® Blend 2035 Fund
Class A	.73%
Actual		$ 1,000	$ 1,152.60	$ 3.92
Hypothetical- B		$ 1,000	$ 1,021.29	$ 3.68
Class M	.98%
Actual		$ 1,000	$ 1,151.20	$ 5.26
Hypothetical- B		$ 1,000	$ 1,020.04	$ 4.94
Class C	1.48%
Actual		$ 1,000	$ 1,149.30	$ 7.93
Hypothetical- B		$ 1,000	$ 1,017.55	$ 7.44
Fidelity Freedom® Blend 2035 Fund	.48%
Actual		$ 1,000	$ 1,155.00	$ 2.58
Hypothetical- B		$ 1,000	$ 1,022.54	$ 2.42
Class K	.38%
Actual		$ 1,000	$ 1,155.20	$ 2.04
Hypothetical- B		$ 1,000	$ 1,023.04	$ 1.92
Class K6	.28%
Actual		$ 1,000	$ 1,155.40	$ 1.50
Hypothetical- B		$ 1,000	$ 1,023.54	$ 1.41
Class I	.48%
Actual		$ 1,000	$ 1,154.20	$ 2.58
Hypothetical- B		$ 1,000	$ 1,022.54	$ 2.42
Class Z	.38%
Actual		$ 1,000	$ 1,155.00	$ 2.04
Hypothetical- B		$ 1,000	$ 1,023.04	$ 1.92
Class Z6	.28%
Actual		$ 1,000	$ 1,154.90	$ 1.50
Hypothetical- B		$ 1,000	$ 1,023.54	$ 1.41
Premier Class	.24%
Actual		$ 1,000	$ 1,156.00	$ 1.29
Hypothetical- B		$ 1,000	$ 1,023.73	$ 1.21
Fidelity Freedom® Blend 2040 Fund
Class A	.74%
Actual		$ 1,000	$ 1,171.50	$ 4.01
Hypothetical- B		$ 1,000	$ 1,021.24	$ 3.73
Class M	.99%
Actual		$ 1,000	$ 1,170.20	$ 5.36
Hypothetical- B		$ 1,000	$ 1,020.00	$ 4.99
Class C	1.49%
Actual		$ 1,000	$ 1,167.70	$ 8.05
Hypothetical- B		$ 1,000	$ 1,017.50	$ 7.49
Fidelity Freedom® Blend 2040 Fund	.49%
Actual		$ 1,000	$ 1,173.10	$ 2.65
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47
Class K	.39%
Actual		$ 1,000	$ 1,173.20	$ 2.11
Hypothetical- B		$ 1,000	$ 1,022.99	$ 1.97
Class K6	.29%
Actual		$ 1,000	$ 1,174.30	$ 1.57
Hypothetical- B		$ 1,000	$ 1,023.49	$ 1.46
Class I	.49%
Actual		$ 1,000	$ 1,173.70	$ 2.66
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47
Class Z	.39%
Actual		$ 1,000	$ 1,174.10	$ 2.11
Hypothetical- B		$ 1,000	$ 1,022.99	$ 1.97
Class Z6	.29%
Actual		$ 1,000	$ 1,173.70	$ 1.57
Hypothetical- B		$ 1,000	$ 1,023.49	$ 1.46
Premier Class	.25%
Actual		$ 1,000	$ 1,174.90	$ 1.36
Hypothetical- B		$ 1,000	$ 1,023.68	$ 1.26
Fidelity Freedom® Blend 2045 Fund
Class A	.74%
Actual		$ 1,000	$ 1,174.50	$ 4.01
Hypothetical- B		$ 1,000	$ 1,021.24	$ 3.73
Class M	.99%
Actual		$ 1,000	$ 1,173.10	$ 5.36
Hypothetical- B		$ 1,000	$ 1,020.00	$ 4.99
Class C	1.49%
Actual		$ 1,000	$ 1,170.10	$ 8.06
Hypothetical- B		$ 1,000	$ 1,017.50	$ 7.49
Fidelity Freedom® Blend 2045 Fund	.49%
Actual		$ 1,000	$ 1,176.10	$ 2.66
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47
Class K	.39%
Actual		$ 1,000	$ 1,177.30	$ 2.12
Hypothetical- B		$ 1,000	$ 1,022.99	$ 1.97
Class K6	.29%
Actual		$ 1,000	$ 1,177.40	$ 1.57
Hypothetical- B		$ 1,000	$ 1,023.49	$ 1.46
Class I	.49%
Actual		$ 1,000	$ 1,176.00	$ 2.66
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47
Class Z	.39%
Actual		$ 1,000	$ 1,176.00	$ 2.12
Hypothetical- B		$ 1,000	$ 1,022.99	$ 1.97
Class Z6	.29%
Actual		$ 1,000	$ 1,177.00	$ 1.57
Hypothetical- B		$ 1,000	$ 1,023.49	$ 1.46
Premier Class	.25%
Actual		$ 1,000	$ 1,177.00	$ 1.36
Hypothetical- B		$ 1,000	$ 1,023.68	$ 1.26
Fidelity Freedom® Blend 2050 Fund
Class A	.74%
Actual		$ 1,000	$ 1,174.60	$ 4.01
Hypothetical- B		$ 1,000	$ 1,021.24	$ 3.73
Class M	.99%
Actual		$ 1,000	$ 1,173.90	$ 5.37
Hypothetical- B		$ 1,000	$ 1,020.00	$ 4.99
Class C	1.49%
Actual		$ 1,000	$ 1,169.70	$ 8.06
Hypothetical- B		$ 1,000	$ 1,017.50	$ 7.49
Fidelity Freedom® Blend 2050 Fund	.49%
Actual		$ 1,000	$ 1,175.40	$ 2.66
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47
Class K	.39%
Actual		$ 1,000	$ 1,175.60	$ 2.12
Hypothetical- B		$ 1,000	$ 1,022.99	$ 1.97
Class K6	.29%
Actual		$ 1,000	$ 1,176.90	$ 1.57
Hypothetical- B		$ 1,000	$ 1,023.49	$ 1.46
Class I	.49%
Actual		$ 1,000	$ 1,176.60	$ 2.66
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47
Class Z	.39%
Actual		$ 1,000	$ 1,176.50	$ 2.12
Hypothetical- B		$ 1,000	$ 1,022.99	$ 1.97
Class Z6	.29%
Actual		$ 1,000	$ 1,177.60	$ 1.57
Hypothetical- B		$ 1,000	$ 1,023.49	$ 1.46
Premier Class	.25%
Actual		$ 1,000	$ 1,177.50	$ 1.36
Hypothetical- B		$ 1,000	$ 1,023.68	$ 1.26
Fidelity Freedom® Blend 2055 Fund
Class A	.74%
Actual		$ 1,000	$ 1,175.00	$ 4.01
Hypothetical- B		$ 1,000	$ 1,021.24	$ 3.73
Class M	.99%
Actual		$ 1,000	$ 1,174.00	$ 5.37
Hypothetical- B		$ 1,000	$ 1,020.00	$ 4.99
Class C	1.49%
Actual		$ 1,000	$ 1,170.70	$ 8.06
Hypothetical- B		$ 1,000	$ 1,017.50	$ 7.49
Fidelity Freedom® Blend 2055 Fund	.49%
Actual		$ 1,000	$ 1,176.00	$ 2.66
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47
Class K	.39%
Actual		$ 1,000	$ 1,177.50	$ 2.12
Hypothetical- B		$ 1,000	$ 1,022.99	$ 1.97
Class K6	.29%
Actual		$ 1,000	$ 1,177.70	$ 1.57
Hypothetical- B		$ 1,000	$ 1,023.49	$ 1.46
Class I	.49%
Actual		$ 1,000	$ 1,175.90	$ 2.66
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47
Class Z	.39%
Actual		$ 1,000	$ 1,177.50	$ 2.12
Hypothetical- B		$ 1,000	$ 1,022.99	$ 1.97
Class Z6	.29%
Actual		$ 1,000	$ 1,178.40	$ 1.58
Hypothetical- B		$ 1,000	$ 1,023.49	$ 1.46
Premier Class	.25%
Actual		$ 1,000	$ 1,178.40	$ 1.36
Hypothetical- B		$ 1,000	$ 1,023.68	$ 1.26
Fidelity Freedom® Blend 2060 Fund
Class A	.74%
Actual		$ 1,000	$ 1,174.50	$ 4.01
Hypothetical- B		$ 1,000	$ 1,021.24	$ 3.73
Class M	.99%
Actual		$ 1,000	$ 1,174.10	$ 5.37
Hypothetical- B		$ 1,000	$ 1,020.00	$ 4.99
Class C	1.49%
Actual		$ 1,000	$ 1,171.00	$ 8.06
Hypothetical- B		$ 1,000	$ 1,017.50	$ 7.49
Fidelity Freedom® Blend 2060 Fund	.49%
Actual		$ 1,000	$ 1,176.00	$ 2.66
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47
Class K	.39%
Actual		$ 1,000	$ 1,176.60	$ 2.12
Hypothetical- B		$ 1,000	$ 1,022.99	$ 1.97
Class K6	.29%
Actual		$ 1,000	$ 1,178.00	$ 1.57
Hypothetical- B		$ 1,000	$ 1,023.49	$ 1.46
Class I	.49%
Actual		$ 1,000	$ 1,176.00	$ 2.66
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47
Class Z	.39%
Actual		$ 1,000	$ 1,176.60	$ 2.12
Hypothetical- B		$ 1,000	$ 1,022.99	$ 1.97
Class Z6	.29%
Actual		$ 1,000	$ 1,177.10	$ 1.57
Hypothetical- B		$ 1,000	$ 1,023.49	$ 1.46
Premier Class	.25%
Actual		$ 1,000	$ 1,177.20	$ 1.36
Hypothetical- B		$ 1,000	$ 1,023.68	$ 1.26
Fidelity Freedom® Blend 2065 Fund
Class A	.74%
Actual		$ 1,000	$ 1,174.70	$ 4.01
Hypothetical- B		$ 1,000	$ 1,021.24	$ 3.73
Class M	.99%
Actual		$ 1,000	$ 1,173.10	$ 5.36
Hypothetical- B		$ 1,000	$ 1,020.00	$ 4.99
Class C	1.49%
Actual		$ 1,000	$ 1,169.50	$ 8.06
Hypothetical- B		$ 1,000	$ 1,017.50	$ 7.49
Fidelity Freedom® Blend 2065 Fund	.49%
Actual		$ 1,000	$ 1,176.00	$ 2.66
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47
Class K	.39%
Actual		$ 1,000	$ 1,176.40	$ 2.12
Hypothetical- B		$ 1,000	$ 1,022.99	$ 1.97
Class K6	.29%
Actual		$ 1,000	$ 1,177.30	$ 1.57
Hypothetical- B		$ 1,000	$ 1,023.49	$ 1.46
Class I	.49%
Actual		$ 1,000	$ 1,174.80	$ 2.66
Hypothetical- B		$ 1,000	$ 1,022.49	$ 2.47
Class Z	.39%
Actual		$ 1,000	$ 1,176.00	$ 2.12
Hypothetical- B		$ 1,000	$ 1,022.99	$ 1.97
Class Z6	.29%
Actual		$ 1,000	$ 1,177.30	$ 1.57
Hypothetical- B		$ 1,000	$ 1,023.49	$ 1.46
Premier Class	.25%
Actual		$ 1,000	$ 1,177.50	$ 1.36
Hypothetical- B		$ 1,000	$ 1,023.68	$ 1.26

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2023, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Blend 2030 Fund	$1,326,642
Fidelity Freedom Blend 2035 Fund	$3,802,802
Fidelity Freedom Blend 2040 Fund	$4,918,935
Fidelity Freedom Blend 2045 Fund	$6,254,545
Fidelity Freedom Blend 2050 Fund	$5,233,833
Fidelity Freedom Blend 2055 Fund	$4,522,103
Fidelity Freedom Blend 2060 Fund	$2,109,876
Fidelity Freedom Blend 2065 Fund	$561,758
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Freedom Blend Income Fund	40.92%
Fidelity Freedom Blend 2005 Fund	40.71%
Fidelity Freedom Blend 2010 Fund	34.12%
Fidelity Freedom Blend 2015 Fund	29.02%
Fidelity Freedom Blend 2020 Fund	24.38%
Fidelity Freedom Blend 2025 Fund	20.35%
Fidelity Freedom Blend 2030 Fund	14.29%
Fidelity Freedom Blend 2035 Fund	6.86%
Fidelity Freedom Blend 2040 Fund	4.55%
Fidelity Freedom Blend 2045 Fund	4.21%
Fidelity Freedom Blend 2050 Fund	4.20%
Fidelity Freedom Blend 2055 Fund	4.20%
Fidelity Freedom Blend 2060 Fund	4.19%
Fidelity Freedom Blend 2065 Fund	5.92%
The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Freedom Blend Income Fund	$1,050,863
Fidelity Freedom Blend 2005 Fund	$234,339
Fidelity Freedom Blend 2010 Fund	$761,162
Fidelity Freedom Blend 2015 Fund	$1,853,976
Fidelity Freedom Blend 2020 Fund	$5,057,878
Fidelity Freedom Blend 2025 Fund	$8,568,197
Fidelity Freedom Blend 2030 Fund	$8,864,836
Fidelity Freedom Blend 2035 Fund	$5,511,267
Fidelity Freedom Blend 2040 Fund	$2,711,634
Fidelity Freedom Blend 2045 Fund	$2,128,840
Fidelity Freedom Blend 2050 Fund	$1,822,423
Fidelity Freedom Blend 2055 Fund	$1,088,671
Fidelity Freedom Blend 2060 Fund	$446,158
Fidelity Freedom Blend 2065 Fund	$86,496
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class M	Class C	Fidelity Freedom Blend Class	Class K	Class K6	Class I	Class Z	Class Z6	Premier Class
Fidelity Freedom Blend Income Fund
April 2022	0%	-	-	0%	0%	0%	0%	0%	0%	0%
May 2022	4%	11%	-	2%	2%	1%	2%	2%	1%	1%
June 2022	4%	17%	-	3%	3%	2%	3%	3%	2%	2%
July 2022	4%	7%	-	3%	3%	2%	3%	3%	2%	2%
August 2022	4%	6%	-	3%	3%	3%	3%	3%	3%	3%
September 2022	4%	5%	9%	3%	3%	3%	3%	3%	3%	2%
October 2022	3%	3%	3%	3%	3%	3%	3%	3%	3%	3%
November 2022	4%	5%	13%	3%	2%	3%	3%	3%	3%	3%
December 2022	3%	3%	3%	3%	3%	3%	3%	3%	3%	3%
February 2023	1%	1%	1%	1%	1%	1%	1%	1%	1%	1%
March 2023	1%	1%	-	1%	1%	0%	1%	0%	0%	0%

Fidelity Freedom Blend 2005 Fund
May 2022	13%	-	-	4%	3%	2%	-	3%	2%	2%
December 2022	3%	3%	4%	3%	3%	3%	3%	3%	3%	3%
Fidelity Freedom Blend 2010 Fund
May 2022	61%	-	-	8%	8%	4%	-	7%	4%	4%
December 2022	5%	6%	7%	5%	5%	5%	5%	5%	5%	5%
Fidelity Freedom Blend 2015 Fund
May 2022	44%	-	-	15%	10%	7%	22%	9%	7%	7%
December 2022	8%	9%	10%	8%	7%	7%	8%	7%	7%	7%
Fidelity Freedom Blend 2020 Fund
May 2022	-	-	-	20%	29%	11%	-	17%	10%	11%
December 2022	11%	12%	13%	10%	10%	10%	10%	10%	10%	10%
Fidelity Freedom Blend 2025 Fund
May 2022	-	-	-	27%	46%	15%	100%	69%	15%	14%
December 2022	13%	14%	16%	12%	12%	12%	12%	12%	12%	12%
Fidelity Freedom Blend 2030 Fund
May 2022	-	-	-	79%	79%	22%	-	52%	20%	20%
December 2022	16%	18%	22%	15%	15%	15%	15%	15%	14%	14%
Fidelity Freedom Blend 2035 Fund
May 2022	-	-	-	-	-	-	-	-	-	-
December 2022	21%	24%	29%	21%	20%	19%	20%	19%	19%	19%
Fidelity Freedom Blend 2040 Fund
May 2022	-	-	-	-	-	-	-	-	-	-
December 2022	26%	28%	33%	25%	24%	23%	24%	24%	23%	23%
Fidelity Freedom Blend 2045 Fund
May 2022	-	-	-	-	-	-	-	-	-	-
December 2022	26%	29%	35%	25%	25%	24%	24%	24%	24%	23%
Fidelity Freedom Blend 2050 Fund
May 2022	-	-	-	-	-	-	-	-	-	-
December 2022	26%	29%	34%	25%	24%	24%	24%	24%	23%	23%
Fidelity Freedom Blend 2055 Fund
May 2022	-	-	-	-	-	-	-	-	-	-
December 2022	26%	29%	31%	25%	25%	24%	24%	24%	24%	23%
Fidelity Freedom Blend 2060 Fund
May 2022	-	-	-	-	-	-	-	-	-	-
December 2022	26%	29%	35%	25%	24%	24%	24%	24%	24%	24%
Fidelity Freedom Blend 2065 Fund
May 2022	-	-	-	-	-	-	-	-	-	-
December 2022	26%	29%	35%	25%	23%	23%	25%	24%	23%	23%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Fidelity Freedom Blend Class	Class K	Class K6	Class I	Class Z	Class Z6	Premier Class
Fidelity Freedom Blend Income Fund
April 2022	0%	-	-	0%	0%	0%	0%	0%	0%	0%
May 2022	14.09%	42.26%	-	7.05%	6.04%	5.29%	7.05%	6.04%	5.29%	5.29%
June 2022	16.86%	67.41%	-	13.49%	11.24%	9.63%	13.49%	11.24%	9.63%	9.63%
July 2022	17.43%	29.05%	-	12.45%	10.90%	9.69%	12.45%	10.90%	9.69%	9.69%
August 2022	13.97%	24.45%	-	12.23%	10.87%	9.78%	10.87%	10.87%	9.78%	9.78%
September 2022	13.85%	18.47%	36.94%	11.08%	11.08%	10.08%	11.08%	10.08%	10.08%	9.24%
October 2022	10.51%	10.78%	11.70%	10.25%	10.13%	10.01%	10.25%	10.13%	10.01%	10.01%
November 2022	14.07%	19.70%	49.23%	10.94%	8.96%	9.85%	10.94%	9.85%	9.85%	9.85%
December 2022	10.63%	10.98%	11.74%	10.24%	10.06%	10.00%	10.24%	10.12%	10.00%	10.00%
February 2023	0.45%	0.51%	0.59%	0.45%	0.10%	0.40%	0.45%	0.40%	0.40%	0.40%
March 2023	0.59%	0.88%	-	0.44%	0.44%	0.39%	0.44%	0.39%	0.39%	0.39%
Fidelity Freedom Blend 2005 Fund
May 2022	2.39%	-	-	0.72%	0.55%	0.45%	-	0.60%	0.43%	0.43%
December 2022	11.03%	11.77%	13.92%	10.27%	12.15%	9.76%	9.89%	10.09%	9.73%	9.63%
Fidelity Freedom Blend 2010 Fund
May 2022	9.90%	-	-	1.24%	1.24%	0.71%	-	1.10%	0.66%	0.71%
December 2022	15.87%	18.23%	21.11%	15.18%	15.23%	14.64%	15.44%	14.14%	14.59%	14.50%
Fidelity Freedom Blend 2015 Fund
May 2022	24.17%	-	-	8.06%	5.37%	4.03%	12.09%	4.84%	3.72%	3.72%
December 2022	21.75%	22.78%	27.67%	20.31%	19.96%	19.42%	20.31%	19.89%	19.36%	19.29%
Fidelity Freedom Blend 2020 Fund
May 2022	-	-	-	10.09%	15.13%	5.50%	-	8.65%	5.05%	5.50%
December 2022	27.37%	30.88%	33.46%	25.99%	25.17%	24.57%	25.71%	25.00%	24.49%	24.41%
Fidelity Freedom Blend 2025 Fund
May 2022	-	-	-	18.52%	30.86%	10.29%	92.56%	46.28%	10.29%	9.26%
December 2022	32.30%	35.47%	40.47%	30.63%	29.76%	29.03%	30.41%	29.76%	28.93%	28.83%
Fidelity Freedom Blend 2030 Fund
May 2022	-	-	-	38.31%	38.31%	10.95%	-	25.54%	9.58%	9.58%
December 2022	39.19%	43.83%	54.07%	36.99%	35.98%	35.03%	36.84%	35.84%	34.90%	34.77%
Fidelity Freedom Blend 2035 Fund
May 2022	-	-	-	-	-	-	-	-	-	-
December 2022	49.61%	56.19%	69.08%	48.56%	47.35%	45.65%	47.75%	45.65%	45.47%	45.29%
Fidelity Freedom Blend 2040 Fund
May 2022	-	-	-	-	-	-	-	-	-	-
December 2022	59.04%	65.35%	76.48%	56.57%	54.72%	53.42%	54.95%	54.95%	53.21%	53.00%
Fidelity Freedom Blend 2045 Fund
May 2022	-	-	-	-	-	-	-	-	-	-
December 2022	59.69%	67.62%	80.72%	57.44%	56.50%	54.48%	55.59%	56.04%	54.27%	53.85%
Fidelity Freedom Blend 2050 Fund
May 2022	-	-	-	-	-	-	-	-	-	-
December 2022	59.75%	66.41%	78.61%	57.25%	55.85%	54.09%	54.96%	55.85%	53.88%	53.66%
Fidelity Freedom Blend 2055 Fund
May 2022	-	-	-	-	-	-	-	-	-	-
December 2022	59.56%	66.49%	71.70%	57.81%	56.61%	54.80%	55.69%	55.92%	54.58%	54.15%
Fidelity Freedom Blend 2060 Fund
May 2022	-	-	-	-	-	-	-	-	-	-
December 2022	61.20%	67.52%	80.13%	58.59%	56.65%	55.29%	56.42%	56.19%	54.85%	54.63%
Fidelity Freedom Blend 2065 Fund
May 2022	-	-	-	-	-	-	-	-	-	-
December 2022	60.29%	68.07%	82.39%	57.75%	53.68%	54.32%	57.51%	56.09%	53.89%	53.89%
A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Class A	Class M	Class C	Fidelity Freedom Blend Class	Class K	Class K6	Class I	Class Z	Class Z6	Premier Class
Fidelity Freedom Blend Income Fund
April 2022	0.00%	-	-	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
May 2022	0.36%	1.06%	-	0.18%	0.16%	0.14%	0.18%	0.16%	0.14%	0.14%
June 2022	0.42%	1.68%	-	0.34%	0.28%	0.24%	0.34%	0.28%	0.24%	0.24%
July 2022	0.44%	0.73%	-	0.31%	0.28%	0.25%	0.31%	0.28%	0.25%	0.25%
August 2022	0.35%	0.61%	-	0.31%	0.28%	0.25%	0.28%	0.28%	0.25%	0.25%
September 2022	0.35%	0.46%	0.92%	0.28%	0.28%	0.26%	0.28%	0.26%	0.26%	0.23%
October 2022	0.27%	0.27%	0.30%	0.26%	0.26%	0.25%	0.26%	0.26%	0.25%	0.25%
November 2022	0.36%	0.50%	1.23%	0.28%	0.23%	0.25%	0.28%	0.25%	0.25%	0.25%
December 2022	0.27%	0.28%	0.30%	0.26%	0.26%	0.25%	0.26%	0.26%	0.25%	0.25%
February 2023	0.73%	0.83%	0.97%	0.73%	0.65%	0.65%	0.73%	0.65%	0.65%	0.65%
March 2023	0.96%	1.43%	-	0.72%	0.72%	0.64%	0.72%	0.64%	0.64%	0.64%
Fidelity Freedom Blend 2005 Fund
May 2022	2.03%	-	-	0.61%	0.47%	0.39%	-	0.51%	0.36%	0.36%
December 2022	0.34%	0.37%	0.43%	0.32%	0.38%	0.30%	0.31%	0.31%	0.30%	0.30%
Fidelity Freedom Blend 2010 Fund
May 2022	5.66%	-	-	0.71%	0.71%	0.41%	-	0.63%	0.38%	0.41%
December 2022	0.47%	0.54%	0.62%	0.45%	0.45%	0.43%	0.46%	0.42%	0.43%	0.43%
Fidelity Freedom Blend 2015 Fund
May 2022	2.65%	-	-	0.89%	0.59%	0.45%	1.33%	0.53%	0.41%	0.41%
December 2022	0.62%	0.65%	0.79%	0.58%	0.57%	0.55%	0.58%	0.57%	0.55%	0.55%
Fidelity Freedom Blend 2020 Fund
May 2022	-	-	-	0.80%	1.20%	0.44%	-	0.69%	0.40%	0.44%
December 2022	0.77%	0.87%	0.94%	0.73%	0.71%	0.69%	0.72%	0.70%	0.69%	0.69%
Fidelity Freedom Blend 2025 Fund
May 2022	-	-	-	0.86%	1.43%	0.48%	4.29%	2.15%	0.48%	0.43%
December 2022	0.89%	0.98%	1.12%	0.85%	0.82%	0.80%	0.84%	0.82%	0.80%	0.80%
Fidelity Freedom Blend 2030 Fund
May 2022	-	-	-	0.62%	0.62%	0.18%	-	0.42%	0.16%	0.16%
December 2022	1.05%	1.18%	1.45%	0.99%	0.97%	0.94%	0.99%	0.96%	0.94%	0.93%
Fidelity Freedom Blend 2035 Fund
May 2022	-	-	-	-	-	-	-	-	-	-
December 2022	1.29%	1.47%	1.80%	1.27%	1.24%	1.19%	1.25%	1.19%	1.19%	1.18%
Fidelity Freedom Blend 2040 Fund
May 2022	-	-	-	-	-	-	-	-	-	-
December 2022	1.51%	1.68%	1.96%	1.45%	1.40%	1.37%	1.41%	1.41%	1.37%	1.36%
Fidelity Freedom Blend 2045 Fund
May 2022	-	-	-	-	-	-	-	-	-	-
December 2022	1.53%	1.73%	2.07%	1.47%	1.45%	1.40%	1.42%	1.44%	1.39%	1.38%
Fidelity Freedom Blend 2050 Fund
May 2022	-	-	-	-	-	-	-	-	-	-
December 2022	1.53%	1.70%	2.01%	1.46%	1.43%	1.38%	1.40%	1.43%	1.38%	1.37%
Fidelity Freedom Blend 2055 Fund
May 2022	-	-	-	-	-	-	-	-	-	-
December 2022	1.51%	1.69%	1.82%	1.47%	1.44%	1.39%	1.42%	1.42%	1.39%	1.38%
Fidelity Freedom Blend 2060 Fund
May 2022	-	-	-	-	-	-	-	-	-	-
December 2022	1.55%	1.71%	2.03%	1.48%	1.44%	1.40%	1.43%	1.42%	1.39%	1.38%
Fidelity Freedom Blend 2065 Fund
May 2022	-	-	-	-	-	-	-	-	-	-
December 2022	1.52%	1.71%	2.07%	1.45%	1.35%	1.37%	1.45%	1.41%	1.36%	1.36%
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Freedom Blend Income Fund
Class A	12/30/22	$0.0308	$0.0037
Class M	12/30/22	$0.0298	$0.0037
Class C	12/30/22	$0.0279	$0.0037
Fidelity Freedom Blend Income Fund	12/30/22	$0.0320	$0.0037
Class K	12/30/22	$0.0325	$0.0037
Class K6	12/30/22	$0.0327	$0.0037
Class I	12/30/22	$0.0320	$0.0037
Class Z	12/30/22	$0.0323	$0.0037
Class Z6	12/30/22	$0.0327	$0.0037
Premier Class	12/30/22	$0.0327	$0.0037
Fidelity Freedom Blend 2005 Fund
Class A	12/30/22	$0.0285	$0.0037
Class M	12/30/22	$0.0267	$0.0037
Class C	12/30/22	$0.0226	$0.0037
Fidelity Freedom Blend 2005 Fund	12/30/22	$0.0306	$0.0037
Class K	12/30/22	$0.0258	$0.0037
Class K6	12/30/22	$0.0322	$0.0037
Class I	12/30/22	$0.0317	$0.0037
Class Z	12/30/22	$0.0311	$0.0037
Class Z6	12/30/22	$0.0323	$0.0037
Premier Class	12/30/22	$0.0326	$0.0037
Fidelity Freedom Blend 2010 Fund
Class A	12/30/22	$0.0396	$0.0048
Class M	12/30/22	$0.0345	$0.0048
Class C	12/30/22	$0.0298	$0.0048
Fidelity Freedom Blend 2010 Fund	12/30/22	$0.0414	$0.0048
Class K	12/30/22	$0.0413	$0.0048
Class K6	12/30/22	$0.0430	$0.0048
Class I	12/30/22	$0.0407	$0.0048
Class Z	12/30/22	$0.0445	$0.0048
Class Z6	12/30/22	$0.0431	$0.0048
Premier Class	12/30/22	$0.0434	$0.0048
Fidelity Freedom Blend 2015 Fund
Class A	12/30/22	$0.0455	$0.0056
Class M	12/30/22	$0.0434	$0.0056
Class C	12/30/22	$0.0357	$0.0056
Fidelity Freedom Blend 2015 Fund	12/30/22	$0.0487	$0.0056
Class K	12/30/22	$0.0495	$0.0056
Class K6	12/30/22	$0.0509	$0.0056
Class I	12/30/22	$0.0487	$0.0056
Class Z	12/30/22	$0.0497	$0.0056
Class Z6	12/30/22	$0.0511	$0.0056
Premier Class	12/30/22	$0.0513	$0.0056
Fidelity Freedom Blend 2020 Fund
Class A	12/30/22	$0.0544	$0.0066
Class M	12/30/22	$0.0482	$0.0066
Class C	12/30/22	$0.0445	$0.0066
Fidelity Freedom Blend 2020 Fund	12/30/22	$0.0573	$0.0066
Class K	12/30/22	$0.0591	$0.0066
Class K6	12/30/22	$0.0606	$0.0066
Class I	12/30/22	$0.0579	$0.0066
Class Z	12/30/22	$0.0595	$0.0066
Class Z6	12/30/22	$0.0608	$0.0066
Premier Class	12/30/22	$0.0610	$0.0066
Fidelity Freedom Blend 2025 Fund
Class A	12/30/22	$0.0612	$0.0074
Class M	12/30/22	$0.0557	$0.0074
Class C	12/30/22	$0.0488	$0.0074
Fidelity Freedom Blend 2025 Fund	12/30/22	$0.0645	$0.0074
Class K	12/30/22	$0.0664	$0.0074
Class K6	12/30/22	$0.0681	$0.0074
Class I	12/30/22	$0.0650	$0.0074
Class Z	12/30/22	$0.0664	$0.0074
Class Z6	12/30/22	$0.0683	$0.0074
Premier Class	12/30/22	$0.0686	$0.0074
Fidelity Freedom Blend 2030 Fund
Class A	12/30/22	$0.0666	$0.0081
Class M	12/30/22	$0.0596	$0.0081
Class C	12/30/22	$0.0483	$0.0081
Fidelity Freedom Blend 2030 Fund	12/30/22	$0.0706	$0.0081
Class K	12/30/22	$0.0725	$0.0081
Class K6	12/30/22	$0.0745	$0.0081
Class I	12/30/22	$0.0708	$0.0081
Class Z	12/30/22	$0.0728	$0.0081
Class Z6	12/30/22	$0.0748	$0.0081
Premier Class	12/30/22	$0.0751	$0.0081
Fidelity Freedom Blend 2035 Fund
Class A	12/30/22	$0.0821	$0.0096
Class M	12/30/22	$0.0724	$0.0096
Class C	12/30/22	$0.0589	$0.0096
Fidelity Freedom Blend 2035 Fund	12/30/22	$0.0838	$0.0096
Class K	12/30/22	$0.0860	$0.0096
Class K6	12/30/22	$0.0892	$0.0096
Class I	12/30/22	$0.0853	$0.0096
Class Z	12/30/22	$0.0892	$0.0096
Class Z6	12/30/22	$0.0895	$0.0096
Premier Class	12/30/22	$0.0899	$0.0096
Fidelity Freedom Blend 2040 Fund
Class A	12/30/22	$0.0931	$0.0111
Class M	12/30/22	$0.0842	$0.0111
Class C	12/30/22	$0.0719	$0.0111
Fidelity Freedom Blend 2040 Fund	12/30/22	$0.0972	$0.0111
Class K	12/30/22	$0.1005	$0.0111
Class K6	12/30/22	$0.1029	$0.0111
Class I	12/30/22	$0.1001	$0.0111
Class Z	12/30/22	$0.1001	$0.0111
Class Z6	12/30/22	$0.1033	$0.0111
Premier Class	12/30/22	$0.1037	$0.0111
Fidelity Freedom Blend 2045 Fund
Class A	12/30/22	$0.0955	$0.0113
Class M	12/30/22	$0.0843	$0.0113
Class C	12/30/22	$0.0706	$0.0113
Fidelity Freedom Blend 2045 Fund	12/30/22	$0.0993	$0.0113
Class K	12/30/22	$0.1009	$0.0113
Class K6	12/30/22	$0.1047	$0.0113
Class I	12/30/22	$0.1026	$0.0113
Class Z	12/30/22	$0.1018	$0.0113
Class Z6	12/30/22	$0.1051	$0.0113
Premier Class	12/30/22	$0.1059	$0.0113
Fidelity Freedom Blend 2050 Fund
Class A	12/30/22	$0.0948	$0.0113
Class M	12/30/22	$0.0853	$0.0113
Class C	12/30/22	$0.0721	$0.0113
Fidelity Freedom Blend 2050 Fund	12/30/22	$0.0990	$0.0113
Class K	12/30/22	$0.1015	$0.0113
Class K6	12/30/22	$0.1048	$0.0113
Class I	12/30/22	$0.1031	$0.0113
Class Z	12/30/22	$0.1015	$0.0113
Class Z6	12/30/22	$0.1052	$0.0113
Premier Class	12/30/22	$0.1056	$0.0113
Fidelity Freedom Blend 2055 Fund
Class A	12/30/22	$0.0966	$0.0113
Class M	12/30/22	$0.0866	$0.0113
Class C	12/30/22	$0.0803	$0.0113
Fidelity Freedom Blend 2055 Fund	12/30/22	$0.0996	$0.0113
Class K	12/30/22	$0.1017	$0.0113
Class K6	12/30/22	$0.1050	$0.0113
Class I	12/30/22	$0.1034	$0.0113
Class Z	12/30/22	$0.1029	$0.0113
Class Z6	12/30/22	$0.1055	$0.0113
Premier Class	12/30/22	$0.1063	$0.0113
Fidelity Freedom Blend 2060 Fund
Class A	12/30/22	$0.0955	$0.0114
Class M	12/30/22	$0.0866	$0.0114
Class C	12/30/22	$0.0730	$0.0114
Fidelity Freedom Blend 2060 Fund	12/30/22	$0.0998	$0.0114
Class K	12/30/22	$0.1032	$0.0114
Class K6	12/30/22	$0.1057	$0.0114
Class I	12/30/22	$0.1036	$0.0114
Class Z	12/30/22	$0.1040	$0.0114
Class Z6	12/30/22	$0.1066	$0.0114
Premier Class	12/30/22	$0.1070	$0.0114
Fidelity Freedom Blend 2065 Fund
Class A	12/30/22	$0.0966	$0.0114
Class M	12/30/22	$0.0855	$0.0114
Class C	12/30/22	$0.0707	$0.0114
Fidelity Freedom Blend 2065 Fund	12/30/22	$0.1008	$0.0114
Class K	12/30/22	$0.1085	$0.0114
Class K6	12/30/22	$0.1072	$0.0114
Class I	12/30/22	$0.1012	$0.0114
Class Z	12/30/22	$0.1038	$0.0114
Class Z6	12/30/22	$0.1080	$0.0114
Premier Class	12/30/22	$0.1080	$0.0114

The funds will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9890344.104
FBF-ANN-0523

Item 2.

Code of Ethics

As of the end of the period, March 31, 2023, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Advisor Freedom 2065 Fund, Fidelity Advisor Freedom Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, Fidelity Freedom Index 2065 Fund, and Fidelity Freedom Index Income Fund, (the “Funds”):

Services Billed by Deloitte Entities

March 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom 2005 Fund	$23,400	$-	$8,000	$600
Fidelity Advisor Freedom 2010 Fund	$23,400	$-	$8,000	$600
Fidelity Advisor Freedom 2015 Fund	$23,400	$-	$8,000	$600
Fidelity Advisor Freedom 2020 Fund	$23,400	$-	$8,000	$600
Fidelity Advisor Freedom 2025 Fund	$23,400	$-	$8,000	$600
Fidelity Advisor Freedom 2030 Fund	$23,400	$-	$8,000	$600
Fidelity Advisor Freedom 2035 Fund	$23,400	$-	$8,000	$600
Fidelity Advisor Freedom 2040 Fund	$23,400	$-	$8,000	$600
Fidelity Advisor Freedom 2045 Fund	$24,800	$-	$8,000	$600
Fidelity Advisor Freedom 2050 Fund	$23,400	$-	$8,000	$600
Fidelity Advisor Freedom 2055 Fund	$24,800	$-	$8,000	$600
Fidelity Advisor Freedom 2060 Fund	$24,800	$-	$8,000	$600
Fidelity Advisor Freedom 2065 Fund	$23,600	$-	$7,800	$600
Fidelity Advisor Freedom Income Fund	$24,800	$-	$8,000	$600
Fidelity Freedom Index 2005 Fund	$20,400	$-	$7,400	$500
Fidelity Freedom Index 2010 Fund	$20,400	$-	$7,400	$500
Fidelity Freedom Index 2015 Fund	$20,400	$-	$7,400	$500
Fidelity Freedom Index 2020 Fund	$20,400	$-	$7,400	$500
Fidelity Freedom Index 2025 Fund	$20,400	$-	$7,400	$500
Fidelity Freedom Index 2030 Fund	$20,400	$-	$7,400	$500
Fidelity Freedom Index 2035 Fund	$19,000	$-	$7,400	$500
Fidelity Freedom Index 2040 Fund	$19,000	$-	$7,400	$500
Fidelity Freedom Index 2045 Fund	$19,000	$-	$7,400	$500
Fidelity Freedom Index 2050 Fund	$19,000	$-	$7,400	$500
Fidelity Freedom Index 2055 Fund	$19,100	$-	$7,400	$500
Fidelity Freedom Index 2060 Fund	$19,100	$-	$7,400	$500
Fidelity Freedom Index 2065 Fund	$19,500	$-	$7,800	$500
Fidelity Freedom Index Income Fund	$20,400	$-	$7,400	$500

March 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Freedom 2005 Fund	$21,800	$-	$7,600	$600
Fidelity Advisor Freedom 2010 Fund	$21,800	$-	$7,600	$600
Fidelity Advisor Freedom 2015 Fund	$21,800	$-	$7,600	$600
Fidelity Advisor Freedom 2020 Fund	$21,800	$-	$7,600	$600
Fidelity Advisor Freedom 2025 Fund	$21,800	$-	$7,600	$600
Fidelity Advisor Freedom 2030 Fund	$21,800	$-	$7,600	$600
Fidelity Advisor Freedom 2035 Fund	$21,800	$-	$7,600	$600
Fidelity Advisor Freedom 2040 Fund	$21,800	$-	$7,600	$600
Fidelity Advisor Freedom 2045 Fund	$23,000	$-	$7,600	$600
Fidelity Advisor Freedom 2050 Fund	$21,800	$-	$7,600	$600
Fidelity Advisor Freedom 2055 Fund	$23,000	$-	$7,600	$600
Fidelity Advisor Freedom 2060 Fund	$23,000	$-	$7,600	$600
Fidelity Advisor Freedom 2065 Fund	$21,500	$-	$7,900	$600
Fidelity Advisor Freedom Income Fund	$23,000	$-	$7,600	$600
Fidelity Freedom Index 2005 Fund	$18,600	$-	$7,100	$500
Fidelity Freedom Index 2010 Fund	$18,600	$-	$7,100	$500
Fidelity Freedom Index 2015 Fund	$18,600	$-	$7,100	$500
Fidelity Freedom Index 2020 Fund	$18,600	$-	$7,100	$500
Fidelity Freedom Index 2025 Fund	$18,600	$-	$7,100	$500
Fidelity Freedom Index 2030 Fund	$18,600	$-	$7,100	$500
Fidelity Freedom Index 2035 Fund	$18,600	$-	$7,100	$500
Fidelity Freedom Index 2040 Fund	$18,600	$-	$7,100	$500
Fidelity Freedom Index 2045 Fund	$18,600	$-	$7,100	$500
Fidelity Freedom Index 2050 Fund	$18,600	$-	$7,100	$500
Fidelity Freedom Index 2055 Fund	$18,700	$-	$7,100	$500
Fidelity Freedom Index 2060 Fund	$18,700	$-	$7,100	$500
Fidelity Freedom Index 2065 Fund	$18,800	$-	$7,900	$500
Fidelity Freedom Index Income Fund	$18,600	$-	$7,100	$500

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Flex Freedom Blend 2005 Fund, Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund, Fidelity Flex Freedom Blend 2065 Fund, Fidelity Flex Freedom Blend Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom 2065 Fund, Fidelity Freedom Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund, Fidelity Freedom Blend 2065 Fund, and Fidelity Freedom Blend Income Fund (the “Funds”):

Services Billed by PwC

March 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Freedom Blend 2005 Fund	$17,900	$1,600	$6,300	$700
Fidelity Flex Freedom Blend 2010 Fund	$17,900	$1,600	$6,300	$700
Fidelity Flex Freedom Blend 2015 Fund	$17,900	$1,600	$6,300	$700
Fidelity Flex Freedom Blend 2020 Fund	$17,900	$1,600	$6,300	$700
Fidelity Flex Freedom Blend 2025 Fund	$17,900	$1,600	$6,300	$700
Fidelity Flex Freedom Blend 2030 Fund	$17,900	$1,600	$6,300	$700
Fidelity Flex Freedom Blend 2035 Fund	$17,900	$1,600	$6,300	$700
Fidelity Flex Freedom Blend 2040 Fund	$17,900	$1,600	$6,300	$700
Fidelity Flex Freedom Blend 2045 Fund	$17,900	$1,600	$6,300	$700
Fidelity Flex Freedom Blend 2050 Fund	$17,900	$1,600	$6,300	$700
Fidelity Flex Freedom Blend 2055 Fund	$17,900	$1,600	$6,300	$700
Fidelity Flex Freedom Blend 2060 Fund	$17,900	$1,600	$6,300	$700
Fidelity Flex Freedom Blend 2065 Fund	$17,900	$1,600	$6,300	$700
Fidelity Flex Freedom Blend Income Fund	$15,500	$1,400	$6,300	$600
Fidelity Freedom 2005 Fund	$20,000	$1,800	$11,000	$800
Fidelity Freedom 2010 Fund	$20,000	$1,800	$6,000	$800
Fidelity Freedom 2015 Fund	$20,100	$1,800	$11,000	$800
Fidelity Freedom 2020 Fund	$20,200	$1,800	$11,000	$800
Fidelity Freedom 2025 Fund	$20,300	$1,800	$11,000	$800
Fidelity Freedom 2030 Fund	$20,400	$1,800	$11,000	$800
Fidelity Freedom 2035 Fund	$20,300	$1,800	$11,000	$800
Fidelity Freedom 2040 Fund	$20,300	$1,800	$11,000	$800
Fidelity Freedom 2045 Fund	$20,200	$1,800	$11,000	$800
Fidelity Freedom 2050 Fund	$20,200	$1,800	$11,000	$800
Fidelity Freedom 2055 Fund	$20,100	$1,800	$11,000	$800
Fidelity Freedom 2060 Fund	$20,000	$1,800	$11,000	$800
Fidelity Freedom 2065 Fund	$20,000	$1,800	$12,800	$800
Fidelity Freedom Income Fund	$20,000	$1,800	$11,000	$800
Fidelity Freedom Blend 2005 Fund	$21,100	$1,800	$6,600	$800
Fidelity Freedom Blend 2010 Fund	$21,100	$1,800	$6,600	$800
Fidelity Freedom Blend 2015 Fund	$21,200	$1,900	$8,500	$800
Fidelity Freedom Blend 2020 Fund	$21,200	$1,900	$8,500	$800
Fidelity Freedom Blend 2025 Fund	$21,200	$1,900	$8,500	$800
Fidelity Freedom Blend 2030 Fund	$21,200	$1,900	$10,500	$800
Fidelity Freedom Blend 2035 Fund	$21,200	$1,900	$8,500	$800
Fidelity Freedom Blend 2040 Fund	$21,200	$1,900	$8,500	$800
Fidelity Freedom Blend 2045 Fund	$21,200	$1,900	$8,500	$800
Fidelity Freedom Blend 2050 Fund	$21,200	$1,900	$8,500	$800
Fidelity Freedom Blend 2055 Fund	$21,200	$1,900	$8,500	$800
Fidelity Freedom Blend 2060 Fund	$21,200	$1,900	$8,500	$800
Fidelity Freedom Blend 2065 Fund	$21,100	$1,800	$7,800	$800
Fidelity Freedom Blend Income Fund	$21,100	$1,800	$6,000	$800

March 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Freedom Blend 2005 Fund	$16,500	$1,600	$5,500	$700
Fidelity Flex Freedom Blend 2010 Fund	$16,500	$1,600	$5,500	$700
Fidelity Flex Freedom Blend 2015 Fund	$16,500	$1,600	$5,500	$700
Fidelity Flex Freedom Blend 2020 Fund	$16,500	$1,600	$5,500	$700
Fidelity Flex Freedom Blend 2025 Fund	$16,500	$1,600	$5,500	$700
Fidelity Flex Freedom Blend 2030 Fund	$16,500	$1,600	$5,500	$700
Fidelity Flex Freedom Blend 2035 Fund	$16,500	$1,600	$5,500	$700
Fidelity Flex Freedom Blend 2040 Fund	$16,500	$1,600	$5,500	$700
Fidelity Flex Freedom Blend 2045 Fund	$16,500	$1,600	$5,500	$700
Fidelity Flex Freedom Blend 2050 Fund	$16,500	$1,600	$5,500	$700
Fidelity Flex Freedom Blend 2055 Fund	$16,500	$1,600	$5,500	$700
Fidelity Flex Freedom Blend 2060 Fund	$16,500	$1,600	$5,500	$700
Fidelity Flex Freedom Blend 2065 Fund	$16,500	$1,600	$5,500	$700
Fidelity Flex Freedom Blend Income Fund	$14,300	$1,500	$5,500	$600
Fidelity Freedom 2005 Fund	$18,600	$1,800	$5,200	$800
Fidelity Freedom 2010 Fund	$18,600	$1,800	$5,200	$800
Fidelity Freedom 2015 Fund	$18,600	$1,800	$5,200	$800
Fidelity Freedom 2020 Fund	$18,600	$1,800	$5,200	$800
Fidelity Freedom 2025 Fund	$18,600	$1,800	$5,200	$800
Fidelity Freedom 2030 Fund	$18,600	$1,800	$5,200	$800
Fidelity Freedom 2035 Fund	$18,600	$1,800	$5,200	$800
Fidelity Freedom 2040 Fund	$18,600	$1,800	$5,200	$800
Fidelity Freedom 2045 Fund	$18,600	$1,800	$5,200	$800
Fidelity Freedom 2050 Fund	$18,600	$1,800	$5,200	$800
Fidelity Freedom 2055 Fund	$18,600	$1,800	$5,200	$800
Fidelity Freedom 2060 Fund	$18,600	$1,800	$5,200	$800
Fidelity Freedom 2065 Fund	$18,600	$1,800	$7,000	$800
Fidelity Freedom Income Fund	$18,600	$1,800	$5,200	$800
Fidelity Freedom Blend 2005 Fund	$22,200	$1,800	$5,800	$800
Fidelity Freedom Blend 2010 Fund	$22,200	$1,800	$5,800	$800
Fidelity Freedom Blend 2015 Fund	$22,200	$1,800	$7,600	$800
Fidelity Freedom Blend 2020 Fund	$22,200	$1,800	$7,600	$800
Fidelity Freedom Blend 2025 Fund	$22,200	$1,800	$7,600	$800
Fidelity Freedom Blend 2030 Fund	$22,200	$1,800	$7,600	$800
Fidelity Freedom Blend 2035 Fund	$22,200	$1,800	$7,600	$800
Fidelity Freedom Blend 2040 Fund	$22,200	$1,800	$7,600	$800
Fidelity Freedom Blend 2045 Fund	$22,200	$1,800	$7,600	$800
Fidelity Freedom Blend 2050 Fund	$22,200	$1,800	$7,600	$800
Fidelity Freedom Blend 2055 Fund	$22,200	$1,800	$7,600	$800
Fidelity Freedom Blend 2060 Fund	$22,200	$1,800	$7,600	$800
Fidelity Freedom Blend 2065 Fund	$22,200	$1,800	$7,500	$800
Fidelity Freedom Blend Income Fund	$22,200	$1,800	$5,800	$800

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	March 31, 2023A	March 31, 2022A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	March 31, 2023A	March 31, 2022A
Audit-Related Fees	$8,199,200	$7,914,600
Tax Fees	$1,000	$353,200
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	March 31, 2023A	March 31, 2022A
Deloitte Entities	$473,800	$679,900
PwC	$13,961,500	$13,774,500

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 19, 2023